UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds

(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor	Bethesda, MD	20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2024

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Government Money Market ProFund

ProFund Access VP High Yield

ProFund VP Asia 30

ProFund VP Banks

ProFund VP Bear

ProFund VP Biotechnology

ProFund VP Bull

ProFund VP Communication Services

ProFund VP Consumer Discretionary

ProFund VP Consumer Staples

ProFund VP Dow 30

ProFund VP Emerging Markets

ProFund VP Energy

ProFund VP Europe 30

ProFund VP Falling U.S. Dollar

ProFund VP Financials

ProFund VP Government Money Market

ProFund VP Health Care

ProFund VP Industrials

ProFund VP International

ProFund VP Internet

ProFund VP Japan

ProFund VP Large-Cap Growth

ProFund VP Large-Cap Value

ProFund VP Materials

ProFund VP Mid-Cap

ProFund VP Mid-Cap Growth

ProFund VP Mid-Cap Value

ProFund VP Nasdaq-100

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Real Estate

ProFund VP Rising Rates Opportunity

ProFund VP Semiconductor

ProFund VP Short Dow 30

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short Mid-Cap

ProFund VP Short Nasdaq-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Growth

ProFund VP Small-Cap Value

ProFund VP Technology

ProFund VP U.S. Government Plus

ProFund VP UltraBull

ProFund VP UltraMid-Cap

ProFund VP UltraNasdaq-100

ProFund VP UltraShort Dow 30

ProFund VP UltraShort Nasdaq-100

ProFund VP UltraSmall-Cap

ProFund VP Utilities

Government Money Market ProFund

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

 This Semi-annual shareholder report contains important information about the Fund for the period January 1, 2024 to June 30, 2024.  You can find additional information about the Fund at https://www.profunds.com/mutual-funds/government-money-market. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$49	0.98%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	2.21%	4.49%	1.60%	0.96%

Fund Statistics

Net Assets	$172,722,161
Number of Holdings	1

* Not annualized for periods less than one year.

Market ExposureFootnote Reference

Investment Type	% of Net Assets
Investment in Government Cash Management Portfolio	101%
Total	101%
Footnote	Description
Footnote	"Market Exposure" includes the value of total investments including any instruments used for cash management.

Government Cash Management Portfolio Asset Allocation

Value	Value
U.S. Government Sponsored Agencies	26%
Repurchase Agreements	29%
U.S. Treasury Obligations	45%

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

Government Money Market ProFund

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

 This Semi-annual shareholder report contains important information about the Fund for the period January 1, 2024 to June 30, 2024.  You can find additional information about the Fund at https://www.profunds.com/mutual-funds/government-money-market. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$99	1.98%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	1.71%	3.45%	1.10%	0.60%

Fund Statistics

Net Assets	$172,722,161
Number of Holdings	1

* Not annualized for periods less than one year.

Market ExposureFootnote Reference

Investment Type	% of Net Assets
Investment in Government Cash Management Portfolio	101%
Total	101%
Footnote	Description
Footnote	"Market Exposure" includes the value of total investments including any instruments used for cash management.

Government Cash Management Portfolio Asset Allocation

Value	Value
U.S. Government Sponsored Agencies	26%
Repurchase Agreements	29%
U.S. Treasury Obligations	45%

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund Access VP High Yield

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund Access VP High Yield	$84	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	2.18%	8.47%	1.41%	2.91%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Markit iBoxx $ Liquid High Yield Index	2.24	10.05	3.25	3.72

Fund Statistics

Net Assets	$15,089,876
Number of Holdings**	7
Portfolio Turnover*	600%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	15%
U.S. Treasury Obligations	48%
Credit Default Swap Agreements	77%
Total	140%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Industry Exposure

Value	Value
Other	16%
Industrials	8%
Energy	8%
Financials	11%
Communications	12%
Consumer Non-Cyclical	17%
Consumer Cyclical	28%

Holdings

The ProFund Access VP High Yield primarily invests in non-equity securities, which may include: credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Asia 30

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Asia 30	$85	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	3.55%	6.48%	(0.32)%	0.73%
S&P Global 1200 Index	12.49	20.61	12.21	9.71
Profunds Asia 30 Index®	1.75	4.70	(0.79)	0.37
MSCI AC Asia Pacific Free Excluding Japan Index	8.48	13.05	3.94	4.08

Fund Statistics

Net Assets	$16,348,030
Number of Holdings**	36
Portfolio Turnover*	62%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	98%
Total	98%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

ProFunds Asia 30 Index® – Composition

Value	Value
Other	10%
Materials	7%
Financials	17%
Consumer Discretionary	19%
Communication Services	23%
Information Technology	24%

Country Composition

Value	Value
Other	10%
Australia	6%
India	18%
Taiwan	18%
China	48%

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	11.9%
HDFC Bank, Ltd.	6.6%
BHP Group, Ltd.	5.8%
ICICI Bank, Ltd.	5.3%
Alibaba Group Holding, Ltd.	4.9%

.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Banks

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Banks	$84	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	1.70%	31.36%	3.73%	5.92%
S&P Total Market Index	13.61	23.20	14.04	12.08
S&P Banks Select Industry Index	2.42	33.44	4.57	6.08
S&P 500® Index	15.29	24.56	15.05	12.86

Fund Statistics

Net Assets	$3,800,572
Number of Holdings**	92
Portfolio Turnover*	89%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	1%
Total	99%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Banks Select Industry Index – Composition

Value	Value
Asset Management & Custody Banks	2%
Other Diversified Financial Services	6%
Commercial & Residential Mortgage Finance	8%
Diversified Banks	11%
Regional Banks	73%

Largest Equity Holdings

Company	% of Net Assets
The Bancorp, Inc.	1.2%
First Horizon Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Webster Financial Corp.	1.2%
Synovus Financial Corp.	1.2%

"Standard & Poor's®", "S&P®" and "S&P Banks Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Bear

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Bear	$80	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	(9.63)%	(13.07)%	(14.56)%	(12.81)%
S&P 500® Index	15.29	24.56	15.05	12.86

Fund Statistics

Net Assets	$1,670,543
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(17)%
Swap Agreements	(83)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P 500® Index – Composition

Value	Value
Other	25%
Communication Services	9%
Consumer Discretionary	10%
Health Care	12%
Financials	12%
Information Technology	32%

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Biotechnology

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Biotechnology	$84	1.66%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	3.35%	10.48%	9.19%	6.95%
S&P Total Market Index	13.61	23.20	14.04	12.08
S&P Biotechnology Select Industry Index	3.95	11.93	1.28	6.28
S&P 500® Index	15.29	24.56	15.05	12.86

Fund Statistics

Net Assets	$42,246,686
Number of Holdings**	142
Portfolio Turnover*	64%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P Biotechnology Select Industry Index – Composition

Value	Value
Biotechnology	100%

Largest Equity Holdings

Company	% of Net Assets
Sarepta Therapeutics, Inc.	3.3%
United Therapeutics Corp.	2.9%
Alnylam Pharmaceuticals, Inc.	2.8%
Gilead Sciences, Inc.	2.8%
Amgen, Inc.	2.8%

"Standard & Poor's®", "S&P®" and "S&P Biotechnology Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Bull

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Bull	$89	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	14.22%	22.10%	12.80%	10.66%
S&P 500® Index	15.29	24.56	15.05	12.86

Fund Statistics

Net Assets	$60,298,843
Number of Holdings**	510
Portfolio Turnover*	55%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	87%
Futures Contracts	3%
Swap Agreements	10%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P 500® Index – Composition

Value	Value
Other	25%
Communication Services	9%
Consumer Discretionary	10%
Health Care	12%
Financials	12%
Information Technology	32%

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	6.3%
NVIDIA Corp.	5.7%
Apple, Inc.	5.7%
Alphabet, Inc.	3.7%
Amazon.com, Inc.	3.3%

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Communication Services

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Communication Services	$91	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	17.72%	31.11%	8.81%	5.49%
S&P Total Market Index	13.61	23.20	14.04	12.08
S&P Communication Services Select Sector Index	18.58	33.05	12.82	12.27
S&P 500® Index	15.29	24.56	15.05	12.86

Fund Statistics

Net Assets	$10,385,266
Number of Holdings**	28
Portfolio Turnover*	78%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	2%
Total	99%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Communication Services Select Sector Index – Composition

Value	Value
Wireless Telecommunication Services	4%
Diversified Telecommunication Services	9%
Media	18%
Entertainment	22%
Interactive Media & Services	47%

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	22.6%
Meta Platforms, Inc.	21.9%
AT&T, Inc.	4.6%
Comcast Corp.	4.5%
Verizon Communications, Inc.	4.5%

"Standard & Poor's®", "S&P®" and "S&P Communication Services Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Consumer Discretionary

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Consumer Discretionary	$84	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	1.56%	6.43%	6.17%	8.86%
S&P 500® Index	15.29	24.56	15.05	12.86
S&P Consumer Discretionary Select Sector Index	2.44	8.29	9.95	12.01

Fund Statistics

Net Assets	$24,910,654
Number of Holdings**	58
Portfolio Turnover*	23%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Consumer Discretionary Select Sector Index – Composition

Value	Value
Consumer Durables & Apparel	9%
Automobiles & Components	19%
Consumer Services	23%
Retailing	49%

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	23.2%
Tesla, Inc.	14.7%
The Home Depot, Inc.	9.1%
McDonald's Corp.	4.3%
Booking Holdings, Inc.	3.7%

"Standard & Poor's®", "S&P®" and "S&P Consumer Discretionary Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Consumer Staples

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Consumer Staples	$87	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	7.10%	4.59%	7.71%	6.41%
S&P 500® Index	15.29	24.56	15.05	12.86
S&P Consumer Staples Select Sector Index	8.01	6.40	8.66	8.55

Fund Statistics

Net Assets	$10,615,038
Number of Holdings**	44
Portfolio Turnover*	246%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	2%
Total	99%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Consumer Staples Select Sector Index – Composition

Value	Value
Household & Personal Products	25%
Food & Staples Retailing	34%
Food, Beverage & Tobacco	41%

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	14.3%
Costco Wholesale Corp.	13.9%
Walmart, Inc.	10.6%
The Coca-Cola Co.	9.1%
PepsiCo, Inc.	4.4%

"Standard & Poor's®", "S&P®" and "S&P Consumer Staples Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Dow 30

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Dow 30	$81	1.61%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	3.52%	13.36%	7.70%	8.27%
S&P 500® Index	15.29	24.56	15.05	12.86
Dow Jones Industrial Average®	4.79	16.02	10.33	11.30

Fund Statistics

Net Assets	$390,278
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Dow Jones Industrial Average® Index – Composition

Value	Value
Other	10%
Industrials	14%
Consumer Discretionary	15%
Health Care	18%
Information Technology	20%
Financials	23%

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"The Dow 30SM" and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Emerging Markets

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Emerging Markets	$86	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	5.77%	13.32%	3.69%	2.35%
S&P Global 1200 Index	12.49	20.61	12.21	9.71
S&P® Emerging 50 ADR Index (USD)	6.51	14.93	5.14	3.89

Fund Statistics

Net Assets	$24,503,134
Number of Holdings**	56
Portfolio Turnover*	164%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	19%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P® Emerging 50 ADR Index (USD) – Composition

Value	Value
Other	12%
Materials	7%
Communication Services	9%
Financials	20%
Consumer Discretionary	23%
Information Technology	29%

Country Composition

Value	Value
Other	12%
Brazil	13%
India	19%
Taiwan	25%
China	31%

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	16.6%
Alibaba Group Holding, Ltd.	7.6%
HDFC Bank, Ltd.	6.8%
PDD Holdings, Inc.	5.4%
Infosys, Ltd.	3.9%

"Standard & Poor's®", "S&P®", "S&P 500®" and "S&P Emerging 50 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Energy

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Energy	$88	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	9.65%	14.27%	10.56%	0.68%
S&P 500® Index	15.29	24.56	15.05	12.86
S&P Energy Select Sector Index	10.58	16.26	13.05	3.16

Fund Statistics

Net Assets	$44,643,050
Number of Holdings**	28
Portfolio Turnover*	135%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Energy Select Sector Index – Composition

Value	Value
Energy Equipment & Services	9%
Oil, Gas & Consumable Fuels	91%

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	22.9%
Chevron Corp.	17.5%
EOG Resources, Inc.	4.7%
Schlumberger N.V.	4.7%
ConocoPhillips	4.4%

"Standard & Poor's®", "S&P®" and "S&P Energy Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Europe 30

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Europe 30	$86	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	5.33%	14.57%	5.93%	2.85%
S&P Global 1200 Index	12.49	20.61	12.21	9.71
ProFunds Europe 30 Index®	3.66	12.01	4.63	1.12
STOXX Europe 50® Index	8.60	13.25	8.73	4.64

Fund Statistics

Net Assets	$14,799,408
Number of Holdings**	30
Portfolio Turnover*	50%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

ProFunds Europe 30 Index® – Composition

Value	Value
Other	17%
Financials	11%
Consumer Staples	13%
Health Care	19%
Energy	19%
Information Technology	21%

Country Composition

Value	Value
Other	24%
France	8%
Germany	9%
Netherlands	13%
United Kingdom	46%

Largest Equity Holdings

Company	% of Net Assets
ASML Holding N.V.	7.2%
SAP SE	6.9%
Shell PLC	6.3%
Sanofi S.A.	4.1%
HSBC Holdings PLC	4.1%

.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Falling U.S. Dollar

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Falling U.S. Dollar	$82	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	(3.48)%	(1.19)%	(2.87)%	(4.28)%
S&P 500® Index	15.29	24.56	15.05	12.86
ICE® U.S. Dollar Index	4.48	2.88	1.80	2.87

Fund Statistics

Net Assets	$447,325
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

U.S. Dollar Index – Composition

Value	Value
Swiss franc	4%
Swedish krona	4%
Canadian dollar	9%
British pound	12%
Japanese yen	14%
Euro	57%

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include: swap agreements, futures contracts, forward contracts, repurchase agreements and U.S.Government securities.

The "U.S. Dollar Index®" is a trademark of ICE Data Indices, LLC (“IDI”) and has been licensed for use by ProFunds. ProFunds have not been passed on by IDI as to their legality or suitability. ProFunds based on IDI indexes are not sponsored, endorsed, sold or promoted by IDI or its affiliates, and they make no representation regarding the advisability of investing in ProFunds, or the ability of the index to track general financial market performance.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Financials

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Financials	$87	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	9.28%	22.08%	8.22%	8.68%
S&P 500® Index	15.29	24.56	15.05	12.86
S&P Financial Select Sector Index	10.17	24.21	10.58	10.58

Fund Statistics

Net Assets	$29,200,026
Number of Holdings**	78
Portfolio Turnover*	9%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	3%
Total	101%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Financial Select Sector Index – Composition

Value	Value
Insurance	16%
Banks	26%
Diversified Financials	58%

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	12.7%
JPMorgan Chase & Co.	10.0%
Visa, Inc.	7.1%
Mastercard, Inc.	6.2%
Bank of America Corp.	4.7%

"Standard & Poor's®", "S&P®" and "S&P Financial Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Government Money Market

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Government Money Market	$45	0.90%

Average Annual Total Returns*

	6 Months	1 Year	5 Years	10 Years
Fund NAV	2.21%	4.50%	1.53%	0.86%

Fund Statistics

Net Assets	$30,545,323
Number of Holdings	13

* Not annualized for periods less than one year.

Market ExposureFootnote Reference

Investment Type	% of Net Assets
U.S. Treasury Obligations	46%
Repurchase Agreements	55%
Total	101%
Footnote	Description
Footnote	"Market Exposure" includes the value of total investments including any instruments used for cash management.

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Health Care

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Health Care	$86	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	6.91%	9.81%	9.27%	9.18%
S&P 500® Index	15.29	24.56	15.05	12.86
S&P Health Care Select Sector Index	7.81	11.68	11.53	11.06

Fund Statistics

Net Assets	$37,673,668
Number of Holdings**	69
Portfolio Turnover*	29%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Health Care Select Sector Index – Composition

Value	Value
Life Sciences Tools & Services	11%
Biotechnology	16%
Health Care Equipment & Supplies	20%
Health Care Providers & Services	21%
Pharmaceuticals	32%

Largest Equity Holdings

Company	% of Net Assets
Eli Lilly & Co.	13.3%
UnitedHealth Group, Inc.	8.6%
Johnson & Johnson	6.5%
Merck & Co., Inc.	5.8%
AbbVie, Inc.	5.6%

"Standard & Poor's®", "S&P®" and "S&P Health Care Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Industrials

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Industrials	$86	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	6.86%	13.62%	8.58%	8.79%
S&P 500® Index	15.29	24.56	15.05	12.86
S&P Industrials Select Sector Index	7.75	15.53	11.52	10.66

Fund Statistics

Net Assets	$16,505,479
Number of Holdings**	84
Portfolio Turnover*	22%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Industrials Select Sector Index – Composition

Value	Value
Commercial & Professional Services	15%
Transportation	19%
Capital Goods	66%

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	4.6%
Caterpillar, Inc.	4.3%
Uber Technologies, Inc.	4.0%
Honeywell International, Inc.	3.7%
Union Pacific Corp.	3.6%

"Standard & Poor's®", "S&P®" and "S&P Industrials Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP International

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP International	$85	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	4.35%	8.79%	3.98%	1.83%
MSCI EAFE Index	5.34	11.54	6.46	4.33

Fund Statistics

Net Assets	$10,420,266
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

MSCI EAFE Index – Composition

Value	Value
Other	29%
Information Technology	10%
Consumer Discretionary	11%
Health Care	13%
Industrials	17%
Financials	20%

Country Composition

Value	Value
Other	41%
Switzerland	10%
France	11%
United Kingdom	15%
Japan	23%

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Internet

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Internet	$87	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	9.17%	24.20%	6.15%	11.84%
S&P 500® Index	15.29	24.56	15.05	12.86
Dow Jones Internet Composite Index	10.08	26.26	7.91	13.74

Fund Statistics

Net Assets	$12,841,601
Number of Holdings**	47
Portfolio Turnover*	49%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Dow Jones Internet Composite Index – Composition

Value	Value
Other	23%
Communications Equipment	11%
Multiline Retail	12%
Hotels, Restaurants & Leisure	12%
Software	20%
Interactive Media & Services	22%

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	9.8%
Alphabet, Inc.	9.3%
Meta Platforms, Inc.	9.2%
Netflix, Inc.	6.3%
Salesforce, Inc.	5.0%

"The Dow 30SM" and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Internet CompositeSM Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Japan

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Japan	$93	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	21.89%	23.85%	14.54%	10.33%
S&P Global 1200 Index	12.49	20.61	12.21	9.71
Nikkei 225 Stock Average - Yen	19.34	21.48	15.45	12.21
Nikkei 225 Stock Average - USD	4.59	9.15	6.56	7.14

Fund Statistics

Net Assets	$14,175,299
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	98%
Swap Agreements	1%
Total	99%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Nikkei 225 Stock Average – Composition

Value	Value
Other	16%
Health Care	9%
Communication Services	10%
Industrials	18%
Consumer Discretionary	21%
Information Technology	26%

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Nikkei 225 Stock Index" is a registered trademark of The Nikkei 225 Stock Average and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nikkei 225 Stock Average and The Nikkei 225 Stock Average makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Large-Cap Growth

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Large-Cap Growth	$93	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	22.48%	30.25%	14.83%	12.97%
S&P 500® Index	15.29	24.56	15.05	12.86
S&P 500® Growth Index	23.56	32.52	16.87	14.97

Fund Statistics

Net Assets	$32,760,758
Number of Holdings**	238
Portfolio Turnover*	75%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P 500® Growth Index – Composition

Value	Value
Other	11%
Industrials	6%
Health Care	7%
Communication Services	13%
Consumer Discretionary	13%
Information Technology	50%

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	12.6%
NVIDIA Corp.	11.5%
Apple, Inc.	11.5%
Alphabet, Inc.	7.4%
Amazon.com, Inc.	6.7%

"Standard & Poor's®", "S&P®" and "S&P 500 Growth Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Large-Cap Value

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Large-Cap Value	$86	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	4.91%	13.32%	10.08%	8.07%
S&P 500® Index	15.29	24.56	15.05	12.86
S&P 500® Value Index	5.79	15.29	11.89	9.89

Fund Statistics

Net Assets	$15,256,416
Number of Holdings**	446
Portfolio Turnover*	32%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P 500® Value Index – Composition

Value	Value
Other	30%
Information Technology	8%
Consumer Staples	10%
Industrials	11%
Health Care	18%
Financials	23%

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	3.8%
JPMorgan Chase & Co.	3.0%
Exxon Mobil Corp.	2.7%
Johnson & Johnson	1.8%
UnitedHealth Group, Inc.	1.5%

"Standard & Poor's®", "S&P®" and "S&P 500 Value Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Materials

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Materials	$85	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	3.29%	6.96%	9.87%	5.90%
S&P 500® Index	15.29	24.56	15.05	12.86
S&P Materials Select Sector Index	4.14	8.79	10.86	8.18

Fund Statistics

Net Assets	$14,580,155
Number of Holdings**	34
Portfolio Turnover*	26%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Materials Select Sector Index – Composition

Value	Value
Construction Materials	7%
Containers & Packaging	9%
Metals & Mining	18%
Chemicals	66%

Largest Equity Holdings

Company	% of Net Assets
Linde PLC	21.1%
Freeport-McMoRan, Inc.	7.0%
The Sherwin-Williams Co.	7.0%
Ecolab, Inc.	6.1%
Air Products and Chemicals, Inc.	5.8%

"Standard & Poor's®", "S&P®" and "S&P Materials Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Mid-Cap

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap	$86	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	4.91%	10.96%	7.78%	6.74%
S&P Composite 1500® Index	14.35	23.52	14.59	12.50
S&P MidCap 400®	6.17	13.57	10.27	9.14

Fund Statistics

Net Assets	$11,154,614
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	13%
Swap Agreements	87%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P MidCap 400® – Composition

Value	Value
Other	28%
Health Care	9%
Information Technology	10%
Consumer Discretionary	15%
Financials	16%
Industrials	22%

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®" and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Mid-Cap Growth

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap Growth	$88	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	10.75%	16.87%	8.69%	7.92%
S&P Composite 1500® Index	14.35	23.52	14.59	12.50
S&P MidCap 400® Growth Index	11.70	18.82	10.49	9.71

Fund Statistics

Net Assets	$14,688,801
Number of Holdings**	257
Portfolio Turnover*	96%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P MidCap 400® Growth Index – Composition

Value	Value
Other	23%
Financials	9%
Health Care	10%
Information Technology	11%
Consumer Discretionary	18%
Industrials	29%

Largest Equity Holdings

Company	% of Net Assets
Pure Storage, Inc.	1.4%
Carlisle Cos., Inc.	1.4%
Williams-Sonoma, Inc.	1.3%
EMCOR Group, Inc.	1.2%
Lennox International, Inc.	1.2%

"Standard & Poor's®", "S&P®" and "S&P MidCap 400® Growth Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Mid-Cap Value

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap Value	$83	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	(0.33)%	6.34%	7.82%	6.44%
S&P Composite 1500® Index	14.35	23.52	14.59	12.50
S&P MidCap 400® Value Index	0.45	8.17	9.54	8.18

Fund Statistics

Net Assets	$10,659,882
Number of Holdings**	300
Portfolio Turnover*	36%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P MidCap 400® Value Index – Composition

Value	Value
Other	32%
Health Care	9%
Real Estate	10%
Consumer Discretionary	11%
Industrials	14%
Financials	24%

Largest Equity Holdings

Company	% of Net Assets
Illumina, Inc.	1.3%
Reinsurance Group of America, Inc.	1.1%
Tenet Healthcare Corp.	1.0%
Fidelity National Financial, Inc.	1.0%
WP Carey, Inc.	1.0%

"Standard & Poor's®", "S&P®" and "S&P MidCap 400® Value Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Nasdaq-100

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Nasdaq-100	$90	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	16.36%	28.26%	19.22%	16.50%
Nasdaq-100® Index	17.47	30.77	21.77	18.92

Fund Statistics

Net Assets	$169,071,434
Number of Holdings**	108
Portfolio Turnover*	2%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	68%
Futures Contracts	11%
Swap Agreements	22%
Total	101%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Nasdaq-100® Index – Composition

Value	Value
Other	7%
Consumer Staples	6%
Health Care	6%
Consumer Discretionary	13%
Communication Services	16%
Information Technology	52%

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	5.9%
Apple, Inc.	5.7%
NVIDIA Corp.	5.4%
Alphabet, Inc.	3.7%
Amazon.com, Inc.	3.5%

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Pharmaceuticals

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Pharmaceuticals	$82	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	(4.17)%	(2.87)%	2.48%	3.04%
S&P Total Market Index	13.61	23.20	14.04	12.08
S&P Pharmaceuticals Select Industry Index	(3.49)	(1.52)	1.11	(0.62)
S&P 500® Index	15.29	24.56	15.05	12.86

Fund Statistics

Net Assets	$9,394,674
Number of Holdings**	49
Portfolio Turnover*	65%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	2%
Total	101%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P Pharmaceuticals Select Industry Index – Composition

Value	Value
Pharmaceuticals	100%

Largest Equity Holdings

Company	% of Net Assets
Axsome Therapeutics, Inc.	4.2%
Viatris, Inc.	4.0%
Eli Lilly & Co.	4.0%
Zoetis, Inc.	3.9%
Pfizer, Inc.	3.9%

"Standard & Poor's®", "S&P®" and "S&P Pharmaceuticals Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Precious Metals

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Precious Metals	$87	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	7.11%	9.44%	5.71%	0.18%
S&P 500® Index	15.29	24.56	15.05	12.86
Dow Jones Precious Metals Index	8.56	12.41	8.49	2.79

Fund Statistics

Net Assets	$30,234,128
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Dow Jones Precious Metals Index – Composition

Value	Value
Precious Metals & Minerals	2%
Silver	6%
Gold	92%

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"The Dow 30SM" and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Precious MetalsSM Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Real Estate

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Real Estate	$82	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	(3.16)%	3.88%	1.45%	4.05%
S&P 500® Index	15.29	24.56	15.05	12.86
S&P Real Estate Select Sector Index	(2.45)	5.60	4.42	7.02

Fund Statistics

Net Assets	$6,128,523
Number of Holdings**	38
Portfolio Turnover*	28%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Real Estate Select Sector Index – Composition

Value	Value
Other	7%
Industrial REITs	11%
Health Care REITs	12%
Retail REITs	13%
Residential REITs	13%
Specialized REITs	44%

Largest Equity Holdings

Company	% of Net Assets
Prologis, Inc.	10.4%
American Tower Corp.	9.1%
Equinix, Inc.	7.2%
Welltower, Inc.	6.2%
Simon Property Group, Inc.	4.9%

"Standard & Poor's®", "S&P®" and "S&P Real Estate Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Rising Rates Opportunity

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Rising Rates Opportunity	$88	1.66%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	12.27%	17.63%	4.58%	(2.46)%
ICE U.S. Treasury Core Bond Index	(0.73)	1.53	(0.65)	0.91
S&P U.S. Treasury Bond Current 30-Year Total Return Index	(6.20)	(7.70)	(5.60)	(0.02)

Fund Statistics

Net Assets	$8,674,103
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total	(124)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Semiconductor

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Semiconductor	$111	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	66.82%	94.65%	40.05%	27.13%
S&P 500® Index	15.29	24.56	15.05	12.86
Dow Jones U.S. Semiconductors Index	68.39	98.17	42.46	29.39

Fund Statistics

Net Assets	$93,221,257
Number of Holdings**	40
Portfolio Turnover*	118%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	45%
Swap Agreements	55%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Dow Jones U.S. Semiconductors Index – Composition

Value	Value
Semiconductors & Semiconductor Equipment	100%

Largest Equity Holdings

Company	% of Net Assets
NVIDIA Corp.	24.0%
Broadcom, Inc.	5.5%
Advanced Micro Devices, Inc.	2.1%
QUALCOMM, Inc.	1.8%
Applied Materials, Inc.	1.5%

"The Dow 30SM" and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones U.S. SemiconductorsSM Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Short Dow 30

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Dow 30	$83	1.67%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	(0.86)%	(7.06)%	(10.75)%	(11.63)%
S&P 500® Index	15.29	24.56	15.05	12.86
Dow Jones Industrial Average®	4.79	16.02	10.33	11.30

Fund Statistics

Net Assets	$6,250
Number of Holdings**	3
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Dow Jones Industrial Average® – Composition

Value	Value
Other	10%
Industrials	14%
Consumer Discretionary	15%
Health Care	18%
Information Technology	20%
Financials	23%

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"The Dow 30SM" and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Short Emerging Markets

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Emerging Markets	$82	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	(3.47)%	(8.88)%	(9.69)%	(8.14)%
S&P Global 1200 Index	12.49	20.61	12.21	9.71
S&P® Emerging 50 ADR Index (USD)	6.51	14.93	5.14	3.89

Fund Statistics

Net Assets	$527,606
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P® Emerging 50 ADR Index (USD) – Composition

Value	Value
Other	12%
Materials	7%
Communication Services	9%
Financials	20%
Consumer Discretionary	23%
Information Technology	29%

Country Composition

Value	Value
Other	12%
Brazil	13%
India	19%
Taiwan	25%
China	31%

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®", "S&P 500®" and "S&P Emerging 50 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Short International

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short International	$83	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	(1.81)%	(3.78)%	(7.77)%	(6.11)%
MSCI EAFE Index	5.34	11.54	6.46	4.33

Fund Statistics

Net Assets	$798,387
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

MSCI EAFE Index – Composition

Value	Value
Other	29%
Information Technology	10%
Consumer Discretionary	11%
Health Care	13%
Industrials	17%
Financials	20%

Country Composition

Value	Value
Other	41%
Switzerland	10%
France	11%
United Kingdom	15%
Japan	23%

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Short Mid-Cap

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Mid-Cap	$82	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	(2.52)%	(5.96)%	(12.85)%	(11.29)%
S&P Composite 1500® Index	14.35	23.52	14.59	12.50
S&P MidCap 400®	6.17	13.57	10.27	9.14

Fund Statistics

Net Assets	$75,493
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total	(99)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P MidCap 400® – Composition

Value	Value
Other	28%
Health Care	9%
Information Technology	10%
Consumer Discretionary	15%
Financials	16%
Industrials	22%

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®" and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Short Nasdaq-100

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Nasdaq-100	$79	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	(11.91)%	(18.48)%	(21.31)%	(18.81)%
Nasdaq-100® Index	17.47	30.77	21.77	18.92

Fund Statistics

Net Assets	$2,551,293
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(16)%
Swap Agreements	(84)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Nasdaq-100® Index – Composition

Value	Value
Other	7%
Consumer Staples	6%
Health Care	6%
Consumer Discretionary	13%
Communication Services	16%
Information Technology	52%

Holdings

The ProFund VP Short Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Short Small-Cap

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Small-Cap	$84	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	0.89%	(4.46)%	(11.55)%	(10.63)%
Russell 3000® Index	13.56	23.13	14.14	12.15
Russell 2000® Index	1.73	10.06	6.94	7.00

Fund Statistics

Net Assets	$3,639,563
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(6)%
Swap Agreements	(94)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Russell 2000® Index – Composition

Value	Value
Other	27%
Consumer Discretionary	10%
Health Care	15%
Information Technology	15%
Financials	16%
Industrials	17%

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Russell 2000®" and "Russell©" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Small-Cap

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap	$84	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	0.79%	8.07%	4.96%	5.01%
Russell 3000® Index	13.56	23.13	14.14	12.15
Russell 2000® Index	1.73	10.06	6.94	7.00

Fund Statistics

Net Assets	$7,227,359
Number of Holdings**	1,995
Portfolio Turnover*	10%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	85%
Futures Contracts	6%
Swap Agreements	9%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Russell 2000® Index – Composition

Value	Value
Other	27%
Consumer Discretionary	10%
Health Care	15%
Information Technology	15%
Financials	16%
Industrials	17%

Largest Equity Holdings

Company	% of Net Assets
Insmed, Inc.	0.4%
FTAI Aviation, Ltd.	0.4%
Abercrombie & Fitch Co.	0.3%
Fabrinet	0.3%
Sprouts Farmers Market, Inc.	0.3%

"Russell 2000®" and "Russell©" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Small-Cap Growth

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap Growth	$85	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	2.48%	11.13%	6.52%	7.30%
S&P Composite 1500® Index	14.35	23.52	14.59	12.50
S&P Small Cap 600® Growth Index	3.30	13.03	8.34	9.11

Fund Statistics

Net Assets	$15,633,322
Number of Holdings**	353
Portfolio Turnover*	25%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P SmallCap 600® Growth Index – Composition

Value	Value
Other	27%
Financials	11%
Health Care	12%
Consumer Discretionary	16%
Information Technology	16%
Industrials	18%

Largest Equity Holdings

Company	% of Net Assets
Abercrombie & Fitch Co.	1.5%
Fabrinet	1.5%
The Ensign Group, Inc.	1.2%
SPS Commerce, Inc.	1.2%
ATI, Inc.	1.1%

"Standard & Poor's®", "S&P®" and "S&P SmallCap 600 Growth Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Small-Cap Value

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap Value	$81	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	(5.44)%	2.52%	5.70%	5.39%
S&P Composite 1500® Index	14.35	23.52	14.59	12.50
S&P Small Cap 600® Value Index	(4.72)	4.20	7.42	7.18

Fund Statistics

Net Assets	$14,623,374
Number of Holdings**	467
Portfolio Turnover*	20%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P SmallCap 600® Value Index – Composition

Value	Value
Other	26%
Real Estate	9%
Information Technology	10%
Consumer Discretionary	12%
Industrials	16%
Financials	27%

Largest Equity Holdings

Company	% of Net Assets
Comerica, Inc.	1.1%
Robert Half, Inc.	1.1%
Organon & Co.	0.9%
Lincoln National Corp.	0.9%
Mr. Cooper Group, Inc.	0.9%

"Standard & Poor's®", "S&P®" and "S&P SmallCap 600 Value Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Technology

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Technology	$89	1.65%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	17.06%	29.06%	22.19%	18.64%
S&P Total Market Index	13.61	23.20	14.04	12.08
S&P Technology Select Sector Index	18.01	31.20	25.03	21.17
S&P 500® Index	15.29	24.56	15.05	12.86

Fund Statistics

Net Assets	$62,722,835
Number of Holdings**	73
Portfolio Turnover*	25%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Technology Select Sector Index – Composition

Value	Value
Technology Hardware & Equipment	13%
Semiconductors & Semiconductor Equipment	43%
Software & Services	44%

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	21.7%
NVIDIA Corp.	19.9%
Apple, Inc.	4.4%
Broadcom, Inc.	4.1%
Advanced Micro Devices, Inc.	2.6%

"Standard & Poor's®", "S&P®" and "S&P Technology Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP U.S. Government Plus

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP U.S. Government Plus	$66	1.38%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	(9.07)%	(12.28)%	(9.19)%	(2.18)%
ICE U.S. Treasury Core Bond Index	(0.73)	1.53	(0.65)	0.91
S&P U.S. Treasury Bond Current 30-Year Total Return Index	(6.20)	(7.70)	(5.60)	(0.02)

Fund Statistics

Net Assets	$6,353,516
Number of Holdings**	7
Portfolio Turnover*	203%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	79%
U.S. Treasury Obligations	45%
Total	124%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP UltraBull

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraBull	$95	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	26.99%	41.46%	20.39%	17.77%
S&P 500® Index	15.29	24.56	15.05	12.86

Fund Statistics

Net Assets	$17,784,044
Number of Holdings**	510
Portfolio Turnover*	32%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	77%
Futures Contracts	11%
Swap Agreements	112%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P 500® Index – Composition

Value	Value
Other	25%
Communication Services	9%
Consumer Discretionary	10%
Health Care	12%
Financials	12%
Information Technology	32%

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	5.6%
NVIDIA Corp.	5.1%
Apple, Inc.	5.1%
Alphabet, Inc.	3.3%
Amazon.com, Inc.	3.0%

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP UltraMid-Cap

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraMid-Cap	$87	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	7.40%	16.69%	8.69%	9.37%
S&P Composite 1500® Index	14.35	23.52	14.59	12.50
S&P MidCap 400®	6.17	13.57	10.27	9.14

Fund Statistics

Net Assets	$10,805,864
Number of Holdings**	407
Portfolio Turnover*	16%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	71%
Futures Contracts	11%
Swap Agreements	118%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

S&P MidCap 400® – Composition

Value	Value
Other	28%
Health Care	9%
Information Technology	10%
Consumer Discretionary	15%
Financials	16%
Industrials	22%

Largest Equity Holdings

Company	% of Net Assets
Pure Storage, Inc.	0.5%
Carlisle Cos., Inc.	0.5%
Williams-Sonoma, Inc.	0.5%
Lennox International, Inc.	0.5%
EMCOR Group, Inc.	0.5%

"Standard & Poor's®", "S&P®" and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP UltraNasdaq-100

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraNasdaq-100	$97	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	31.04%	54.04%	31.67%	28.87%
Nasdaq-100® Index	17.47	30.77	21.77	18.92

Fund Statistics

Net Assets	$236,748,256
Number of Holdings**	108
Portfolio Turnover*	6%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	69%
Futures Contracts	11%
Swap Agreements	120%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Nasdaq-100® Index – Composition

Value	Value
Other	7%
Consumer Staples	6%
Health Care	6%
Consumer Discretionary	13%
Communication Services	16%
Information Technology	52%

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	6.0%
Apple, Inc.	5.8%
NVIDIA Corp.	5.5%
Alphabet, Inc.	3.8%
Amazon.com, Inc.	3.6%

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP UltraShort Dow 30

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraShort Dow 30	$68	1.40%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	(4.15)%	(17.56)%	(24.37)%	(24.68)%
S&P 500® Index	15.29	24.56	15.05	12.86
Dow Jones Industrial Average®	4.79	16.02	10.33	11.30

Fund Statistics

Net Assets	$3,135
Number of Holdings**	1
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total	(199)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Dow Jones Industrial Average® – Composition

Value	Value
Other	10%
Industrials	14%
Consumer Discretionary	15%
Health Care	18%
Information Technology	20%
Financials	23%

Holdings

The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"The Dow 30SM" and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP UltraShort Nasdaq-100

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraShort Nasdaq-100	$73	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	(24.94)%	(37.98)%	(42.76)%	(37.53)%
Nasdaq-100® Index	17.47	30.77	21.77	18.92

Fund Statistics

Net Assets	$1,604,930
Number of Holdings**	6
Portfolio Turnover*	-%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Nasdaq-100® Index – Composition

Value	Value
Other	7%
Consumer Staples	6%
Health Care	6%
Consumer Discretionary	13%
Communication Services	16%
Information Technology	52%

Holdings

The ProFund VP UltraShort Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP UltraSmall-Cap

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraSmall-Cap	$83	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	(1.94)%	8.51%	1.63%	4.83%
Russell 3000® Index	13.56	23.13	14.14	12.15
Russell 2000® Index	1.73	10.06	6.94	7.00

Fund Statistics

Net Assets	$12,898,659
Number of Holdings**	1,996
Portfolio Turnover*	20%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	73%
Futures Contracts	14%
Swap Agreements	113%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Russell 2000® Index – Composition

Value	Value
Other	27%
Consumer Discretionary	10%
Health Care	15%
Information Technology	15%
Financials	16%
Industrials	17%

Largest Equity Holdings

Company	% of Net Assets
Insmed, Inc.	0.3%
FTAI Aviation, Ltd.	0.3%
Abercrombie & Fitch Co.	0.3%
Fabrinet	0.3%
Sprouts Farmers Market, Inc.	0.2%

"Russell 2000®" and "Russell©" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

ProFund VP Utilities

Semi Annual Shareholder Report — June 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Utilities	$87	1.68%

Average Annual Total Returns*

	6 months	1 Year	5 years	10 years
Fund NAV	8.51%	6.01%	3.81%	6.07%
S&P Total Market Index	13.61	23.20	14.04	12.08
S&P Utilities Select Sector Index	9.44	7.82	6.12	8.05
S&P 500® Index	15.29	24.56	15.05	12.86

Fund Statistics

Net Assets	$28,892,247
Number of Holdings**	37
Portfolio Turnover*	54%

* Not annualized for periods less than one year.

** No. of Holdings excludes derivatives and collateral for securities loaned.

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	2%
Total	99%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

S&P Utilities Select Sector Index – Composition

Value	Value
Gas Utilities	2%
Water Utilities	2%
Independent Power and Renewable Electricity Producers	4%
Multi-Utilities	26%
Electric Utilities	66%

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	13.7%
The Southern Co.	8.0%
Duke Energy Corp.	7.3%
Constellation Energy Corp.	5.9%
Sempra	4.5%

"Standard & Poor's®", "S&P®", "S&P 500®" and "S&P Utilities Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available:

On the Fund's website,  https://www.profunds.com, or upon request, by calling 888-776-3637

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semiannual Financial Statements and Other Information

JUNE 30, 2024

Government Money Market ProFund

1	Message from the Chairman
3	Financial Statements and Financial Highlights
7	Notes to Financial Statements
13	Form N-CSR – Items 8-11
15	Government Cash Management Portfolio

Receive investor materials electronically:

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Message from the Chairman

Dear Shareholder:

Market and investor sentiment generally turned positive over the reporting period, though lingering concerns about inflation, the timing of potential rate cuts, and geopolitics continued to weigh on investors. ProFunds remains committed to providing you, our investors, an innovative array of products and services designed to help achieve your investment objectives under a range of conditions. Following is the Government Money Market ProFund Annual Report to Shareholders for the six months ended June 30, 2024.

The Government Money Market ProFund invests substantially all of its assets in the Government Cash Management Portfolio, a separate investment company managed by DWS Investment Management Americas, Inc.

Money market rates held steady at 5.3% during the period, tracking the target of the Federal Funds Rate.

Interest Rates Remained High Amid Moderate Inflation

Combating elevated inflation and continuing to avoid a recession dominated much of U.S. economic policymaking during the period. The Federal Reserve last increased short-term rates during the middle of 2023, to a target range of 5.25% to 5.5%, and they have been unchanged since. With the Fed Funds Rate steady, inflationary pressures moderated somewhat, but inflation remained stubbornly elevated above the Federal Reserve's 2% target. As a result, rate cuts that were expected going into the reporting period did not materialize, but they are anticipated at the next Federal Open Markets Committee (FOMC) meeting in September.

While the U.S. economy has continued to demonstrate resilience, conditions seemed to cool over the reporting period. Strong GDP growth in the second half of 2023 moderated heading into 2024, with real GDP growth coming in at 1.4% in the first quarter. The U.S. unemployment rate also rose slightly over the reporting period, ticking up to 4.1% in June. The dollar appreciated somewhat, with the Bloomberg Dollar Spot Index increasing by 4.7%.

Government Money Market ProFund

In an environment of elevated but moderating inflation and high interest rates, the Government Money Market ProFund continued to achieve its objective of maintaining a stable net asset value of $1.00 per share per investor. The fund potentially benefits investors by seeking a higher level of current income consistent with liquidity and capital preservation. It also serves investors as a vehicle for moving money between ProFunds products or for holding assets until they are ready to invest. Over the past six months, thanks to elevated interest rates, the Government Money Market ProFund provided investors who parked cash in the fund with a modest return of 2.4% (4.9% annualized), which is meaningfully above the fund's historical average.

We thank you for the trust and confidence you have placed in us by using the Government Money Market ProFund, and we appreciate the opportunity to continue serving your investment needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

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Financial Statements and
Financial Highlights

4 :: Government Money Market ProFund :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2024

ASSETS:
Investment in Government Cash Management Portfolio, at value	$174,198,686
Receivable for capital shares issued	9,053,769
Prepaid expenses	39,633
TOTAL ASSETS	183,292,088
LIABILITIES:
Distributions payable	9,432
Payable for capital shares redeemed	10,303,624
Management services fees payable	62,160
Administration fees payable	4,094
Distribution and services fees payable-Service Class	8,642
Transfer agency fees payable	33,190
Fund accounting fees payable	5,000
Compliance services fees payable	673
Service fees payable	723
Other accrued expenses	142,389
TOTAL LIABILITIES	10,569,927
Commitments and contingencies (Note 4)
NET ASSETS	$172,722,161
NET ASSETS CONSIST OF:
Capital	$172,964,106
Total distributable earnings (loss)	(241,945)
NET ASSETS	$172,722,161
INVESTOR CLASS:
Net Assets	$162,460,608
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	162,686,717
Net Asset Value (offering and redemption price per share)	$1.00
SERVICE CLASS:
Net Assets	$10,261,553
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	10,275,713
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Period Ended June 30, 2024

INVESTMENT INCOME:
Interest	$4,870,807	(a)
Expenses	(106,115	)(a)(b)
TOTAL INVESTMENT INCOME	4,764,692
EXPENSES:
Management services fees	316,668
Administration fees	25,462
Distribution and services fees-Service Class	47,041
Transfer agency fees	100,825
Administrative services fees	62,019
Registration and filing fees	53,530
Fund accounting fees	5,000
Trustee fees	1,914
Compliance services fees	412
Service fees	4,393
Audit fees	63,705
Other fees	47,343
Recoupment of prior expenses reimbursed by the Advisor	98,595
TOTAL NET EXPENSES	826,907
NET INVESTMENT INCOME	3,937,785
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	13,158	(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,950,943

(a)  Allocated from Government Cash Management Portfolio.

(b)  For period year ended June 30, 2024, the Advisor to the Government Cash Management Portfolio waived fees, of which $16,014 was allocated to the Government Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

Financial Statements :: Government Money Market ProFund :: 5

Statements of Changes in Net Assets

	Period Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$3,937,785	$7,865,301
Net realized gains (losses) on investments	13,158	4,403
Change in net assets resulting from operations	3,950,943	7,869,704
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions
Investor Class	(3,775,961)	(7,556,580)
Service Class	(161,824)	(308,480)
Change in net assets resulting from distributions	(3,937,785)	(7,865,060)
CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	1,288,818,697	2,348,875,530
Service Class	23,960,601	47,664,969
Distributions reinvested
Investor Class	3,743,584	7,447,969
Service Class	161,824	307,654
Value of shares redeemed
Investor Class	(1,286,404,121)	(2,388,291,722)
Service Class	(23,151,290)	(49,374,164)
Change in net assets resulting from capital transactions	7,129,295	(33,369,764)
Change in net assets	7,142,453	(33,365,120)
NET ASSETS:
Beginning of period	165,579,708	198,944,828
End of period	$172,722,161	$165,579,708
SHARE TRANSACTIONS:
Issued
Investor Class	1,288,818,697	2,348,875,530
Service Class	23,960,601	47,664,969
Reinvested
Investor Class	3,743,584	7,447,969
Service Class	161,824	307,654
Redeemed
Investor Class	(1,286,404,121)	(2,388,291,722)
Service Class	(23,151,290)	(49,374,164)
Change in shares	7,129,295	(33,369,764)

See accompanying notes to the financial statements.

6 :: Government Money Market ProFund :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)(b)		Net Realized Gains (Losses) on Investments(b)		Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(c)	Gross Expenses(b)(d)(e)	Net Expenses(b)(d)		Net Investment Income(b)(d)	Net Assets, End of Period (000's)
Government Money Market ProFund
Investor Class
Period Ended June 30, 2024 (unaudited)	$1.000	0.022		—	(f)	0.022		(0.022)	(0.022)	$1.000	2.21%	0.98%	0.98%		4.40%	$162,461
Year Ended December 31, 2023	$1.000	0.041		—	(f)	0.041		(0.041)	(0.041)	$1.000	4.15%	0.98%	0.98%		4.08%	$156,289
Year Ended December 31, 2022	$1.000	0.010		—	(f)	0.010		(0.010)	(0.010)	$1.000	0.99%	0.86%	0.68	%(g)	0.97%	$188,251
Year Ended December 31, 2021	$1.000	—	(f)	—	(f)	—	(f)	— (f)	— (f)	$1.000	0.02%	0.70%	0.04	%(g)	0.02%	$194,082
Year Ended December 31, 2020	$1.000	0.001		—	(f)	0.001		(0.001)	(0.001)	$1.000	0.14%	0.84%	0.34	%(g)	0.14%	$224,414
Year Ended December 31, 2019	$1.000	0.013		—	(f)	0.013		(0.013)	(0.013)	$1.000	1.25%	0.98%	0.98%		1.26%	$277,733
Service Class
Period Ended June 30, 2024 (unaudited)	$1.000	0.017		—	(f)	0.017		(0.017)	(0.017)	$1.000	1.71%	1.98%	1.98%		3.40%	$10,262
Year Ended December 31, 2023	$1.000	0.031		—	(f)	0.031		(0.031)	(0.031)	$1.000	3.12%	1.98%	1.98%		3.08%	$9,291
Year Ended December 31, 2022	$1.000	0.006		—	(f)	0.006		(0.006)	(0.006)	$1.000	0.61%	1.22%	1.04	%(g)	0.57%	$10,694
Year Ended December 31, 2021	$1.000	—	(f)	—	(f)	—	(f)	— (f)	— (f)	$1.000	0.02%	0.70%	0.04	%(g)	0.02%	$9,148
Year Ended December 31, 2020	$1.000	—	(f)	—	(f)	—	(f)	— (f)	— (f)	$1.000	0.02%	1.24%	0.41	%(g)	0.02%	$9,637
Year Ended December 31, 2019	$1.000	0.003		—	(f)	0.003		(0.003)	(0.003)	$1.000	0.31%	1.98%	1.98%		0.32%	$8,436

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Per share amounts and percentages include the applicable allocation from the Government Cash Management Portfolio.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  For the periods ended June 30, 2024, December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020, and December 31, 2019, the Advisor to the Government Cash Management Portfolio waived fees which were allocated to the Government Money Market ProFund on a pro-rata basis. If included, the corresponding impact to the gross expense ratio would be an increase of 0.02%, 0.05%, 0.08%, 0.11%, 0.06%, and 0.07%, respectively.

(f)  Amount is less than $0.0005.

(g)  The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

Notes to Financial Statements

8 :: Government Money Market ProFund :: Notes to Financial Statements :: June 30, 2024 (unaudited)

1. Organization

ProFunds (the "Trust") consists of 116 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Government Money Market ProFund, (the "ProFund"). The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Government Cash Management Portfolio (the "Portfolio"), an open-end management investment company that is advised by DWS Investment Management Americas, Inc. ("DIMA") and has the same investment objective as the ProFund. As of June 30, 2024, the percentage of the Portfolio's interests owned by the ProFund was 0.5%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund's financial statements.

The ProFund's investment objective is disclosed in its prospectus. Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investments in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio's net assets. The valuation techniques used to determine fair value are further described in Note 3. The Portfolio's Notes to Financial Statements included elsewhere in this report provide information about the Portfolio's valuation policy and its period-end security valuations.

Investment Transactions and Related Income

Investment transactions are accounted for on trade date on the last business day of the reporting period.

The ProFund records daily its proportionate share of the Portfolio's income, expenses, and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class) and realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFund has a calendar tax year end.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the

June 30, 2024 (unaudited) :: Notes to Financial Statements :: Government Money Market ProFund :: 9

use of unobservable inputs in determining fair value. The inputs used for valuing the ProFund's investments are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical assets

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the ProFund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

As of June 30, 2024, the ProFund's $174,198,686 investment in the Portfolio, which is a registered investment company, is based on Level 2 inputs due to the ProFund's master-feeder structure. There were no Level 1 or Level 3 investments held by the ProFund during the period ended June 30, 2024.

4. Fees and Transactions with Affiliates and Other Parties

ProFund Advisors LLC (the "Advisor") serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. DIMA is the investment advisor to the Portfolio in which the ProFund invests its assets.

Citi Fund Services Ohio, Inc. ("Citi") acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust's aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program.

FIS Investor Services LLC ("FIS") acts as the Trust's transfer agent. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as "Service fees".

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as "Administrative services fees".

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFund for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for his services at the annual rate of $325,000 per Trustee, inclusive of all meetings. During the period ended June 30, 2024, actual Trustee compensation was $487,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees".

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund for the periods below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, litigation, indemnification, and extraordinary expenses) as follows:

	For the Period May 1, 2024 through April 30, 2025		For the Period May 1, 2023 through April 30, 2024
	Investor Class	Service Class	Investor Class	Service Class
Government Money Market ProFund	0.98%	1.98%	0.98%	1.98%

The Advisor has also contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2025 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor. The Advisor has contractually undertaken to waive its fees and/or reimburse certain expenses to maintain the minimum yield floor limit at 0.02% through April 30, 2025.

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period and minimum yield limit period in which they were taken. Such recoupment shall be made

10 :: Government Money Market ProFund :: Notes to Financial Statements :: June 30, 2024 (unaudited)

monthly, but only to the extent that such recoupment would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield and such recoupment would not cause annualized operating expenses to exceed the expense limit in effect at the time of the waiver, and the expense limit in effect at the time of the recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor". As of June 30, 2024, the recoupments that may potentially be made by the ProFund are shown in the table below. As of June 30, 2024, no commitment or contingent liability is expected.

Expires 4/30/25
Government Money Market ProFund	$1,215,109

5. Investment Risks

The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Government Default Risk

Due to the rising U.S. government debt burden and potential limitations caused by the statutory debt ceiling, it is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. In the past, U.S. sovereign credit has experienced downgrades and there can be no guarantee that it will not experience further downgrades in the future by rating agencies. Such a credit event may adversely impact the financial markets and the ProFund. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling and/or failure to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded or increase volatility in financial markets, result in higher interest rates, reduce prices of U.S. Treasury securities and/or increase the costs of certain kinds of debt.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the ProFund, financial intermediaries, service providers and the relevant listing exchange are susceptible to operational, information security and related "cyber" risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and denial of service attacks on websites. Cybersecurity failures or breaches of the ProFund's third party service providers (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund's ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund information, impede trading, cause reputational damage, and subject the ProFund to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. The ProFund and its shareholders could be negatively impacted as a result. While the ProFund or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which the ProFund invests, which could result in material adverse consequences for such issuers, and may cause the ProFund's investments in such securities to lose value. The Advisor and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to the ProFund.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund's investment advisor and third-party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor

June 30, 2024 (unaudited) :: Notes to Financial Statements :: Government Money Market ProFund :: 11

sentiment, and other factors affecting the value of the ProFund's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund to complete redemptions and otherwise affect ProFund performance and ProFund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the ProFund's performance, resulting in losses to your investment.

Risk of Global Economic Shock

Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of the ProFund and its investments.

Additionally, other public health issues, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia's recent military incursions in Ukraine have led to and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of the ProFund's investments, even beyond any direct exposure the ProFund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in the conflict, such as the Houthi movement's attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the ProFund performance and the value of an investment in the ProFund.

6. Federal Income Tax Information

The tax character of dividends paid to shareholders during the applicable tax years ended, as noted below, were as follows:

	Ordinary Income	Total Distributions Paid
December 31, 2023
Government Money Market ProFund	$7,865,060	$7,865,060
December 31, 2022
Government Money Market ProFund	$2,111,273	$2,111,273

As of the most recent tax year ended December 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Total Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
Government Money Market ProFund	$—	$—	$(1,131)	$(253,972)	$—	$(255,103)

As of the tax year ended December 31, 2023, the ProFund had net capital loss carryforwards ("CLCFs") as summarized in the table below:

No Expiration Date
Government Money Market ProFund	$253,972

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The Board does not intend to authorize a distribution of any realized gain for the ProFund until any applicable CLCF has been offset or utilized.

7. Subsequent Events

Effective on or about November 4, 2024, The Ultimus Group, LLC will replace Citi as the Administrator for the Trust.

The ProFund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no additional subsequent events to report that have a material impact on the ProFund's financial statements.

This Page Intentionally Left Blank

Form N-CSR – Items 8-11

14 :: Form N-CSR – Items 8-11 :: June 30, 2024 (unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers, and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Government Cash Management Portfolio

16 :: Government Cash Management Portfolio :: Investment Portfolio :: as of June 30, 2024 (unaudited)

Investment Portfolio

Government & Agency Obligations 70.5%
U.S. Government Sponsored Agencies 25.6%
	Principal Amount	Value
Federal Farm Credit Banks:
5.25%, 12/13/2024	$19,825,000	$19,823,570
SOFR + 0.035%, 5.375%(a), 10/9/2024	67,000,000	67,000,000
SOFR + 0.135%, 5.475%(a), 6/3/2025	82,000,000	82,000,000
SOFR + 0.145%, 5.485%(a), 7/25/2025	151,500,000	151,500,000
Federal Farm Credit Banks Funding Corp., FEDL01 + 0.135%, 5.465%(a), 5/22/2025	30,000,000	30,000,000
Federal Home Loan Bank Discount Notes:
5.272%(b), 7/1/2024	3,646,000	3,646,000
5.282%(b), 10/2/2024	306,000,000	301,881,495
5.298%(b), 7/1/2024	250,000,000	250,000,000
5.313%(b), 8/26/2024	660,000,000	654,620,267
5.313%(b), 9/11/2024	84,500,000	83,614,440
5.313%(b), 9/25/2024	515,000,000	508,553,344
5.318%(b), 7/29/2024	400,000,000	398,368,222
5.321%(b), 9/18/2024	250,000,000	247,120,889
5.323%(b), 7/19/2024	100,000,000	99,737,500
5.323%(b), 8/6/2024	250,000,000	248,687,500
5.323%(b), 9/6/2024	150,000,000	148,534,375
5.323%(b), 9/27/2024	436,000,000	430,404,667
5.329%(b), 8/9/2024	200,000,000	198,861,200
5.332%(b), 8/23/2024	75,000,000	74,419,319
5.333%(b), 7/24/2024	100,000,000	99,663,944
5.333%(b), 7/26/2024	432,000,000	430,422,000
5.338%(b), 7/16/2024	200,000,000	199,561,250
5.342%(b), 7/31/2024	100,000,000	99,560,917
5.343%(b), 7/19/2024	100,000,000	99,736,500
5.343%(b), 7/31/2024	103,362,000	102,908,068
5.348%(b), 7/16/2024	98,967,000	98,749,479
Federal Home Loan Banks:
5.0%, 9/18/2024	239,750,000	239,719,696
5.34%, 9/26/2024	90,000,000	90,000,000
SOFR + 0.005%, 5.345%(a), 10/4/2024	132,000,000	132,000,000
SOFR + 0.01%, 5.35%(a), 8/19/2024	90,000,000	90,000,000
SOFR + 0.01%, 5.35%(a), 9/12/2024	88,000,000	88,000,000
SOFR + 0.010%, 5.35%(a), 11/14/2024	133,000,000	133,000,000
SOFR + 0.01%, 5.35%(a), 11/18/2024	528,000,000	528,000,000
SOFR + 0.010%, 5.35%(a), 11/25/2024	220,500,000	220,500,000
SOFR + 0.01%, 5.35%(a), 12/2/2024	134,000,000	134,000,000
SOFR + 0.015%, 5.355%(a), 7/3/2024	273,000,000	273,000,000
SOFR + 0.015%, 5.355%(a), 11/1/2024	133,000,000	133,000,000
SOFR + 0.015%, 5.355%(a), 12/9/2024	620,000,000	620,000,000
SOFR + 0.015%, 5.355%(a), 12/17/2024	333,250,000	333,250,000
5.4%, 1/14/2025	184,250,000	184,250,000
SOFR + 0.125%, 5.465%(a), 2/24/2025	119,000,000	119,000,000
5.5%, 4/17/2025	20,000,000	19,999,201
U.S. Government Sponsored Agencies, continued
	Principal Amount	Value
Federal National Mortgage Association, SOFR + 0.100%, 5.44%(a), 6/18/2026	$130,500,000	$130,500,000
		8,597,593,843
U.S. Treasury Obligations 44.9%
U.S. Treasury Bills:
4.814%(b), 3/20/2025	44,900,000	43,348,322
4.831%(b), 2/20/2025	50,000,000	48,451,375
4.835%(b), 3/20/2025	55,100,000	53,187,805
4.836%(b), 2/20/2025	50,000,000	48,449,913
4.951%(b), 4/17/2025	100,000,000	96,066,472
5.014%(b), 2/20/2025	100,000,000	96,785,425
5.09%(b), 7/25/2024	435,750,000	434,291,690
5.126%(b), 7/5/2024	78,000,000	77,956,181
5.166%(b), 8/29/2024	434,000,000	430,375,649
5.169%(b), 9/12/2024	338,000,000	334,505,888
5.192%(b), 8/29/2024	308,000,000	305,415,033
5.196%(b), 12/12/2024	438,000,000	427,774,916
5.201%(b), 9/19/2024	449,500,000	444,375,700
5.201%(b), 12/12/2024	372,000,000	363,306,360
5.205%(b), 12/5/2024	707,000,000	691,171,851
5.223%(b), 10/17/2024	294,000,000	289,456,818
5.223%(b), 11/7/2024	440,000,000	431,878,589
5.233%(b), 10/24/2024	345,000,000	339,311,597
5.238%(b), 11/14/2024	355,000,000	348,071,820
5.263%(b), 8/6/2024	423,000,000	420,804,207
5.27%(b), 7/9/2024	392,000,000	391,547,240
5.273%(b), 7/9/2024	50,000,000	49,942,211
5.29%(b), 10/15/2024	442,000,000	435,209,712
5.303%(b), 9/5/2024	175,000,000	173,322,042
5.303%(b), 9/10/2024	400,000,000	395,874,110
5.306%(b), 8/20/2024	370,000,000	367,310,820
5.308%(b), 8/20/2024	365,000,000	362,346,146
5.309%(b), 9/10/2024	360,000,000	356,282,440
5.31%(b), 9/10/2024	200,000,000	197,934,294
5.314%(b), 8/27/2024	300,000,000	297,510,288
5.314%(b), 9/19/2024	400,000,000	395,340,888
5.319%(b), 8/8/2024	440,000,000	437,563,292
5.323%(b), 8/22/2024	150,000,000	148,862,500
5.325%(b), 8/1/2024	400,000,000	398,190,806
5.328%(b), 7/25/2024	61,600,000	61,384,195
5.336%(b), 7/30/2024	300,000,000	298,728,108
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.037%, 5.342%(a), 7/31/2024	1,170,000,000	1,170,008,079
3-month U.S. Treasury Bill Money Market Yield + 0.125%, 5.43%(a), 7/31/2025	605,500,000	605,236,626
3-month U.S. Treasury Bill Money Market Yield + 0.14%, 5.445%(a), 10/31/2024	1,024,500,000	1,024,755,928
3-month U.S. Treasury Bill Money Market Yield + 0.17%, 5.475%(a), 10/31/2025	960,000,000	959,607,922
3-month U.S. Treasury Bill Money Market Yield + 0.2%, 5.505%(a), 1/31/2025	839,500,000	840,214,272
		15,092,157,530
Total Government & Agency Obligations (Cost $23,689,751,373)		23,689,751,373

The accompanying notes are an integral part of the financial statements.

as of June 30, 2024 (unaudited) :: Investment Portfolio :: Government Cash Management Portfolio :: 17

Repurchase Agreements 29.6%
	Principal Amount	Value
Barclays Bank PLC, 5.32%, dated 6/28/2024, to be repurchased at $766,439,638 on 7/1/2024(c)	$766,100,000	$766,100,000
BNP Paribas:
5.32%, dated 6/28/2024, to be repurchased at $42,628,890 on 7/1/2024(d)	42,610,000	42,610,000
5.33%, dated 6/28/2024, to be repurchased at $136,260,496 on 7/1/2024(e)	136,200,000	136,200,000
Citigroup Global Markets, Inc., 5.32%, dated 6/28/2024, to be repurchased at $118,252,402 on 7/1/2024(f)	118,200,000	118,200,000
Federal Reserve Bank of New York, 5.3%, dated 6/28/2024, to be repurchased at $3,601,590,000 on 7/1/2024(g)	3,600,000,000	3,600,000,000
Fixed Income Clearing Corp., 5.32%, dated 6/28/2024, to be repurchased at $2,150,953,167 on 7/1/2024(h)	2,150,000,000	2,150,000,000
Goldman Sachs & Co., 5.32%, dated 6/28/2024, to be repurchased at $400,177,333 on 7/1/2024(i)	400,000,000	400,000,000
HSBC Securities, Inc., 5.32%, dated 6/28/2024, to be repurchased at $322,242,798 on 7/1/2024(j)	322,100,000	322,100,000
JPMorgan Securities, Inc.:
5.32%, dated 6/28/2024, to be repurchased at $129,967,593 on 7/1/2024(k)	129,910,000	129,910,000
5.33%, dated 6/28/2024, to be repurchased at $467,607,604 on 7/1/2024(l)	467,400,000	467,400,000
Repurchase Agreements, continued
	Principal Amount	Value
Merrill Lynch & Co., Inc.:
5.25%, dated 6/28/2024, to be repurchased at $250,109,375 on 7/1/2024(m)	$250,000,000	$250,000,000
5.33%, dated 6/28/2024, to be repurchased at $125,055,521 on 7/1/2024(n)	125,000,000	125,000,000
Royal Bank of Canada:
5.32%, dated 6/28/2024, to be repurchased at $102,395,375 on 7/1/2024(o)	102,350,000	102,350,000
5.32%, dated 6/28/2024, to be repurchased at $502,132,513 on 7/1/2024(p)	501,910,000	501,910,000
5.33%, dated 6/28/2024, to be repurchased at $173,136,867 on 7/1/2024(q)	173,060,000	173,060,000
Wells Fargo Bank:
5.32%, dated 6/28/2024, to be repurchased at $525,672,945 on 7/1/2024(r)	525,440,000	525,440,000
5.33%, dated 6/28/2024, to be repurchased at $125,425,685 on 7/1/2024(s)	125,370,000	125,370,000
Total Repurchase Agreements (Cost $9,935,650,000)		9,935,650,000
	% of Net Assets	Value
Total Investment Portfolio (Cost $33,625,401,373)	100.1	33,625,401,373
Other Assets and Liabilities, Net	(0.1)	(32,821,189)
Net Assets	100.0	$33,592,580,184

(a)  Floating rate security. These securities are shown at their current rate as of June 30, 2024.

(b)  Annualized yield at time of purchase; not a coupon rate.

(c)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
378,626,300	U.S. Treasury Bonds	2.0	11/15/2041	262,467,274
590,371,700	U.S. Treasury Notes	1.375–2.875	11/15/2031–5/15/2032	518,954,733
Total Collateral Value				781,422,007

(d)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
43,830,200	U.S. Treasury Notes	4.0–4.875	5/31/2026–2/15/2034	43,462,260

(e)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
133,224,800	U.S. Treasury Notes	0.5–4.625	8/15/2025–5/15/2034	135,153,626
3,436,500	U.S. Treasury Inflation Index Notes	0.125	7/15/2030	3,770,379
Total Collateral Value				138,924,005

The accompanying notes are an integral part of the financial statements.

18 :: Government Cash Management Portfolio :: Investment Portfolio :: as of June 30, 2024 (unaudited)

(f)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
123,148,500	U.S. Treasury Bills	Zero Coupon	10/22/2024–12/19/2024	120,564,023

(g)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
4,352,322,200	U.S. Treasury Notes	1.125–1.625	2/15/2031–5/15/2031	3,601,590,064

(h)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,703,833,000	U.S. Treasury Bonds	1.75–4.75	1/15/2028–11/15/2053	1,788,291,304
362,053,800	U.S. Treasury Notes	0.375–1.625	7/15/2027–10/15/2027	404,709,037
Total Collateral Value				2,193,000,341

(i)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
11,489,682	Federal Home Loan Mortgage Corporation	2.0–6.5	4/1/2030–6/1/2054	10,628,554
394,487,892	Federal National Mortgage Association	2.0–8.0	5/1/2029–8/1/2053	349,084,024
47,313,902	Government National Mortgage Association	3.0–6.5	4/20/2038–6/20/2054	48,287,422
Total Collateral Value				408,000,000

(j)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
320,627,300	U.S. Treasury Bonds	1.75–3.375	5/15/2041–5/15/2044	238,269,969
74,562,000	U.S. Treasury Notes	4.0	1/15/2027	74,849,650
39,006,675	U.S. Treasury Strips	Zero Coupon	11/15/2043	15,422,381
Total Collateral Value				328,542,000

(k)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
133,074,800	U.S. Treasury Notes	3.875	4/30/2025	132,508,252

(l)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
100,876,185	Federal Home Loan Mortgage Corporation	6.174–6.488	12/1/2032–10/1/2036	101,505,838
382,239,183	Federal National Mortgage Association	2.0–7.5	2/1/2032–4/1/2054	375,242,162
Total Collateral Value				476,748,000

(m)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
228,199,200	U.S. Treasury Notes	3.875–4.625	6/30/2025–11/30/2029	231,835,257
55,054,531	U.S. Treasury Strips	Zero Coupon	11/15/2042	23,164,744
Total Collateral Value				255,000,001

The accompanying notes are an integral part of the financial statements.

as of June 30, 2024 (unaudited) :: Investment Portfolio :: Government Cash Management Portfolio :: 19

(n)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
673,742,519	Federal Home Loan Mortgage Corporation	0.0–5.88	10/25/2028–2/25/2057	76,541,043
268,430,175	Federal National Mortgage Association	2.0–9.0	7/25/2024–6/25/2054	50,956,608
1,966	Government National Mortgage Association	4.0–8.0	3/15/2025–3/20/2049	1,996
100	U.S. Treasury Bonds	3.375	11/15/2048	83
300	U.S. Treasury Notes	0.625–2.75	2/4/2027–5/15/2030	271
Total Collateral Value				127,500,001

(o)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
114,453,100	U.S. Treasury Notes	0.5–0.75	3/31/2026–6/30/2027	104,397,078

(p)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
12,107,000	U.S. Treasury Bonds	1.125–4.625	5/15/2040–5/15/2054	10,111,841
283,960,300	U.S. Treasury Notes	0.25–4.875	6/30/2025–1/31/2031	271,025,338
23,953,200	U.S. Treasury Inflation Index Notes	0.25–2.375	1/15/2025–4/15/2029	27,104,734
618,150,100	U.S. Treasury Strips	Zero Coupon	11/15/2043–8/15/2050	203,933,266
Total Collateral Value				512,175,179

(q)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
48,103,698	Federal Home Loan Mortgage Corporation	2.0–6.5	5/1/2040–2/1/2054	43,220,582
73,030,485	Federal National Mortgage Association	1.5–6.5	7/1/2041–1/1/2054	60,134,532
82,348,536	Government National Mortgage Association	2.0–4.5	3/20/2046–6/20/2052	73,244,491
Total Collateral Value				176,599,605

(r)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
714,352,428	U.S. Treasury Bonds	1.125–4.625	12/31/2028–2/15/2054	535,853,793
95,564	U.S. Treasury Notes	3.75	12/31/2028	95,033
Total Collateral Value				535,948,826

(s)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
128,971,881	Federal Home Loan Mortgage Corporation	1.5–5.5	10/1/2050–6/1/2054	127,877,400

FEDL01:  U.S. Federal Funds Effective Rate

SOFR:  Secured Overnight Financing Rate

STRIPS:  Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The accompanying notes are an integral part of the financial statements.

20 :: Government Cash Management Portfolio :: Investment Portfolio :: as of June 30, 2024 (unaudited)

The following is a summary of the inputs used as of June 30, 2024 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(a)	$—	$23,689,751,373	$—	$23,689,751,373
Repurchase Agreements	$—	$9,935,650,000	$—	$9,935,650,000
Total	$—	$33,625,401,373	$—	$33,625,401,373

(a)  See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements :: Government Cash Management Portfolio :: 21

Statement of Assets and Liabilities (unaudited)
as of June 30, 2024

ASSETS:
Investments in non-affiliated securities, valued at amortized cost	$23,689,751,373
Repurchase agreements, valued at amortized cost	9,935,650,000
Interest receivable	68,143,139
Other assets	357,985
TOTAL ASSETS	33,693,902,497
LIABILITIES:
Cash overdraft	97,739,700
Accrued investment advisory fee	2,169,784
Accrued Trustees' fees	83,850
Other accrued expenses and payables	1,328,979
TOTAL LIABILITIES	101,322,313
NET ASSETS, AT VALUE	$33,592,580,184

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2024

INVESTMENT INCOME:
Income:
Interest	$1,005,637,965
EXPENSES:
Management fee	17,581,793
Administration fee	5,618,179
Custodian fee	149,583
Professional fees	265,802
Reports to shareholders	17,836
Trustees' fees and expenses	754,820
Other	802,653
Total expenses before expense reductions	25,190,666
Expense reductions	(3,283,482)
TOTAL EXPENSES AFTER EXPENSE REDUCTIONS	21,907,184
NET INVESTMENT INCOME	983,730,781
Net realized gain (loss) from investments	2,292,482
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$986,023,263

The accompanying notes are an integral part of the financial statements.

22 :: Government Cash Management Portfolio :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$983,730,781	$1,619,557,206
Net realized gain (loss)	2,292,482	898,237
Net increase (decrease) in net assets resulting from operations	986,023,263	1,620,455,443
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	82,918,403,302	127,807,464,846
Value of capital withdrawn	(88,281,925,537)	(123,671,980,625)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(5,363,522,235)	4,135,484,221
INCREASE (DECREASE) IN NET ASSETS	(4,377,498,972)	5,755,939,664
Net assets at beginning of period	37,970,079,156	32,214,139,492
Net assets at end of period	$33,592,580,184	$37,970,079,156

The accompanying notes are an integral part of the financial statements.

Financial Highlights :: Government Cash Management Portfolio :: 23

	Six Months Ended 6/30/24 (unaudited)		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	33,593		37,970		32,214		33,649		26,122		18,891
Ratio of expenses before expense reductions (%)	.13	*	.13		.14		.13		.13		.14
Ratio of expenses after expense reductions (%)	.12	*	.09		.06		.03		.07		.07
Ratio of net investment income (%)	5.25	*	5.00		1.67		.03		.36		2.13
Total Return (%)(a)	2.65	(b)**	5.08	(b)	1.62	(b)	.03	(b)	.41	(c)	2.17	(c)

(a)  Total return would have been lower had certain expenses not been reduced.

(b)  Total return for the Portfolio was derived from the performance of DWS Government Money Market Series.

(c)  Total return for the Portfolio was derived from the performance of DWS Government Cash Reserves Fund Institutional.

*  Annualized

**  Not annualized

The accompanying notes are an integral part of the financial statements.

24 :: Government Cash Management Portfolio :: Notes to Financial Statements :: June 30, 2024 (unaudited)

A. Organization and Significant Accounting Policies

Government Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund; A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds and unaffiliated feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2024, DWS Government Money Market Series owned approximately 99.4% of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements

The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

As of June 30, 2024, the Portfolio held repurchase agreements with a gross value of $9,935,650,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio's Investment Portfolio.

Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code of 1986, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

At June 30, 2024, Government Cash Management Portfolio had an aggregate cost of investments for federal income tax purposes of $33,625,401,373.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet

June 30, 2024 (unaudited) :: Notes to Financial Statements :: Government Cash Management Portfolio :: 25

been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement

Under the Investment Management Agreement with DWS Investment Management Americas, Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA ("DWS Group"), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement with the Advisor, the Portfolio pays a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio's average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

Accordingly, for the six months ended June 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.094% of the Portfolio's average daily net assets.

The Advisor agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses of the Portfolio.

For the six months ended June 30, 2024, fees waived and/or expenses reimbursed are $3,283,482.

Administration Fee

Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio paid the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2024, the Administration Fee was $5,618,179, of which $877,078 is unpaid.

Other Service Fees

Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the six months ended June 30, 2024, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $420, all of which is unpaid.

Trustees' Fees and Expenses

The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $345 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2024.

D. Money Market Fund Investments and Yield

Rising interest rates could cause the value of the Portfolio's investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Portfolio. Increased redemptions from the Portfolio may force the Portfolio to sell investments at a time when it is not advantageous to do so, which could result in losses. Beginning in 2022, the US Federal Reserve ("Fed") raised interest rates significantly in response to increased inflation. It is unclear if and when the Fed may begin to implement interest rate cuts, if rates will remain at current levels for a prolonged period or if, in response to certain economic developments such as a turnaround in the decline of inflation, the Fed may consider additional rate increases. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk, which could impair the Portfolio's ability to maintain a stable $1.00 share price. Any decline in interest rates is likely to cause the Portfolio's yield to decline, and during periods of unusually low or negative interest rates, the Portfolio's yield may approach or fall below zero. A low or negative interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of current income and, at times, could impair the Portfolio's ability to maintain a stable $1.00 share price. Over time,

26 :: Government Cash Management Portfolio :: Notes to Financial Statements :: June 30, 2024 (unaudited)

the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Portfolio.

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 or 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

The ProFund discloses on the Adviser's website that it invests substantially all of its assets in the Portfolio and includes a link to the latest available listing of holdings in the Portfolio. In addition, the ProFund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The ProFund's Form N-MFP filings will be available on the SEC's website, and the Adviser's website will contain a link to such filings.

PRO0624

Semiannual Financial Statements and
Other Information

JUNE 30, 2024

ProFunds VP

Access VP High Yield

Asia 30

Banks

Bear

Biotechnology

Bull

Communication Services

Consumer Discretionary

Consumer Staples

Dow 30

Emerging Markets

Energy

Europe 30

Falling U.S. Dollar

Financials

Government Money Market

Health Care

Industrials

International

Internet

Japan

Large-Cap Growth

Large-Cap Value

Materials

Mid-Cap

Mid-Cap Growth

Mid-Cap Value

Nasdaq-100

Pharmaceuticals

Precious Metals

Real Estate

Rising Rates Opportunity

Semiconductor

Short Dow 30

Short Emerging Markets

Short International

Short Mid-Cap

Short Nasdaq-100

Short Small-Cap

Small-Cap

Small-Cap Growth

Small-Cap Value

Technology

UltraBull

UltraMid-Cap

UltraNasdaq-100

UltraShort Dow 30

UltraShort Nasdaq-100

UltraSmall-Cap

U.S. Government Plus

Utilities

1	Message from the Chairman
3	Schedules of Portfolio Investments
4	ProFund Access VP High Yield
5	ProFund VP Asia 30
6	ProFund VP Banks
8	ProFund VP Bear
9	ProFund VP Biotechnology
12	ProFund VP Bull
20	ProFund VP Communication Services
21	ProFund VP Consumer Discretionary
23	ProFund VP Consumer Staples
25	ProFund VP Dow 30
26	ProFund VP Emerging Markets
28	ProFund VP Energy
29	ProFund VP Europe 30
30	ProFund VP Falling U.S. Dollar
31	ProFund VP Financials
33	ProFund VP Government Money Market
34	ProFund VP Health Care
36	ProFund VP Industrials
38	ProFund VP International
39	ProFund VP Internet
41	ProFund VP Japan
42	ProFund VP Large-Cap Growth
46	ProFund VP Large-Cap Value
53	ProFund VP Materials
54	ProFund VP Mid-Cap
55	ProFund VP Mid-Cap Growth
60	ProFund VP Mid-Cap Value
65	ProFund VP Nasdaq-100
68	ProFund VP Pharmaceuticals
70	ProFund VP Precious Metals
71	ProFund VP Real Estate
72	ProFund VP Rising Rates Opportunity
73	ProFund VP Semiconductor
75	ProFund VP Short Dow 30
76	ProFund VP Short Emerging Markets
77	ProFund VP Short International
78	ProFund VP Short Mid-Cap
79	ProFund VP Short Nasdaq-100
80	ProFund VP Short Small-Cap
81	ProFund VP Small-Cap
106	ProFund VP Small-Cap Growth
112	ProFund VP Small-Cap Value
119	ProFund VP Technology
121	ProFund VP UltraBull
129	ProFund VP UltraMid-Cap
136	ProFund VP UltraNasdaq-100
139	ProFund VP UltraShort Dow 30
140	ProFund VP UltraShort Nasdaq-100
141	ProFund VP UltraSmall-Cap
167	ProFund VP U.S. Government Plus
168	ProFund VP Utilities
169	Statements of Assets and Liabilities
181	Statements of Operations
193	Statements of Changes in Net Assets
215	Financial Highlights
243	Notes to Financial Statements
275	Form N-CSR – Items 8-11

Message from the Chairman

Dear Shareholder,

Market and investor sentiment generally turned positive over the reporting period, though lingering concerns about inflation, the timing of potential rate cuts, and geopolitical concerns continued to weigh on investors. ProFunds remains committed to providing you with an innovative array of products and services designed to help achieve your investment objectives under a range of conditions. Following is the ProFunds VP Semiannual Report for the six months ended June 30, 2024.

Interest Rates Remained High Amid Moderating Inflation

Combating elevated inflation and continuing to avoid a recession dominated much of U.S. economic policymaking during the period. The Federal Reserve last increased short-term rates during the middle of 2023, to a target range of 5.25% to 5.5%, and they have been unchanged since. With the Fed Funds Rate steady, inflationary pressures moderated somewhat, but inflation remained above the Federal Reserve's 2% target. As a result, rate cuts that were expected going into the reporting period did not materialize, but they are anticipated at the next Federal Open Markets Committee (FOMC) meeting in September.

Outside the United States, central bank responses to inflation in the developed world began to diverge slightly. The Bank of England kept interest rates on hold throughout the reporting period. European Central Bank (ECB) President Christine Lagarde commented in March that a June rate cut was possible – and the ECB did lower rates by 25 basis points in its June 6 policy announcement – but she declined to predict further rate cuts afterward. The Bank of Japan raised its short-term rate to 0.1% in March.

Rally Produced All-Time Highs

From January through late March, markets extended a rally that began last October, with the Dow Jones Industrial Average hitting new all-time highs along the way. Markets experienced some volatility in the spring as they digested signs of cooling in the economy and the postponement of interest rate cuts. Still, the Dow crossed 40,000 for the first time in May, and returns for the full period were positive, rising a modest 4.8%. Larger companies and technology firms posted the strongest gains, benefiting from excitement around artificial intelligence (AI).The large-cap S&P 500 rose 15.3%, and the tech-heavy Nasdaq-100 Index gained 17.5%. Mid- and small-cap firms saw smaller gains, with the S&P MidCap 400 rising 6.2% and the small-cap Russell 2000 Index rising 1.7%. Across the major sectors, communication services and technology were the best performers, posting gains of 18.9% and 18.0%, respectively. The interest-rate-sensitive real estate sector was the only one to post negative returns, declining by 2.5% over the period.

Most international equity markets also posted positive results for the period, though they were not as strong as U.S. markets. The MSCI EAFE Index, which tracks developed markets outside North America, increased 5.3%, the MSCI Europe Index gained 5.8%, and the Nikkei Total Return rose 4.3%. Emerging markets posted positive returns

1

overall, with the S&P Emerging 50 ADR Index rising 6.5%. However, the S&P Latin America 35 ADR Index declined by 13.4%, and the S&P China Select ADR Index fell 9.4%.

Bonds generated mixed performance through the period and ended roughly where they began, with the Bloomberg U.S. Aggregate Total Return Index losing 0.7%. Amid uncertain interest rate forecasts, longer duration meant weaker returns: The S&P U.S. Treasury Bond Current 30-Year Index declined 6.2%, and its 10-year and 5-year counterparts lost 2.0% and 0.4%, respectively. High-yield corporate bonds, as measured by the iBoxx $ Liquid High Yield Index, rose 2.3%, and their investment-grade peers declined 1.2%.

U.S. Economy Showed Signs of Cooling

While the U.S. economy has continued to demonstrate resilience, conditions seemed to cool over the reporting period. Strong GDP growth in the second half of 2023 moderated heading into 2024, with real GDP growth coming in at 1.4% in the first quarter. The U.S. unemployment rate also rose slightly over the reporting period, ticking up about half a percentage point to 4.1% in June. The dollar appreciated somewhat, with the Bloomberg Dollar Spot Index increasing by 4.7%.

ProFunds VP Trust Results Mirror Markets

ProFunds VP index-based mutual funds offer many advantages, such as diverse market exposures, a transparent investment process, efficient fund management, and high daily correlation to their indexes. In the past six months, ProFunds VP investors saw the most significant potential for gains in domestic equity strategies, particularly those focused on large-cap companies and the technology sector.

No matter what direction the market takes going forward, ProFunds VP mutual funds offer a wide array of strategies designed to meet your investment needs, help manage risk, and potentially enhance returns. We appreciate the trust and confidence you have placed in ProFunds, and we look forward to continuing to serve you.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

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Schedules of Portfolio Investments

4 :: ProFund Access VP High Yield :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

U.S. Treasury Obligation (47.7%)

	Principal Amount	Value
U.S. Treasury Notes, 4.50%, 5/31/29	$7,150,000	$7,199,715
TOTAL U.S. TREASURY OBLIGATION (Cost $7,190,532)		7,199,715

Repurchase Agreements(a) (46.1%)

Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $6,959,007	6,956,000	6,956,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,956,000)		6,956,000
TOTAL INVESTMENT SECURITIES (Cost $14,146,532)—93.8%		14,155,715
Net other assets (liabilities)—6.2%		934,161
NET ASSETS—100.0%		$15,089,876

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	21	10/1/24	$2,236,992	$12,762

Centrally Cleared Swap Agreements

Credit Default Swap Agreements—Sell Protection(1)

Underlying Instrument	Payment Frequency	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement, Series 42	Daily	5.00%	6/20/29	3.42%	$11,610,000	$730,230	$813,002	$(82,772)	$(9,928)

(1)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)  Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(3)  The notional amount represents the maximum potential amount the Fund could be required pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Asia 30 :: 5

Common Stocks (98.0%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	11,157	$803,304
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	46,186	527,444
Baidu, Inc.*ADR (Interactive Media & Services)	4,488	388,122
BHP Group, Ltd.ADR (Metals & Mining)	16,704	953,631
Bilibili, Inc.*ADR (Entertainment)	30,666	473,483
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	13,214	192,924
Dr. Reddy's Laboratories, Ltd. (Pharmaceuticals)	5,797	441,673
Full Truck Alliance Co., Ltd.ADR (Ground Transportation)	54,039	434,474
Futu Holdings, Ltd.*ADR (Capital Markets)	6,919	453,921
HDFC Bank, Ltd.ADR (Banks)	16,767	1,078,622
ICICI Bank, Ltd.ADR (Banks)	30,230	870,926
Infosys, Ltd.ADR (IT Services)	29,606	551,264
iQIYI, Inc.*ADR (Entertainment)	75,169	275,870
JD.com, Inc.ADR (Broadline Retail)	19,197	496,050
JinkoSolar Holding Co., Ltd.ADR(a) (Semiconductors & Semiconductor Equipment)	9,412	195,017
Kanzhun, Ltd. (Interactive Media & Services)	22,937	431,445
KE Holdings, Inc.ADR (Real Estate Management & Development)	26,677	377,480
Li Auto, Inc.*ADR(a) (Automobiles)	14,086	251,857
Lufax Holding, Ltd.*ADR (Consumer Finance)	116,618	276,385
NetEase, Inc.ADR (Entertainment)	6,794	649,371
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	5,547	431,168
NIO, Inc.*ADR(a) (Automobiles)	45,750	190,320
POSCO Holdings, Inc.ADR(a) (Metals & Mining)	3,303	217,139
Sea, Ltd.*ADR (Entertainment)	11,032	787,905
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	11,219	1,949,974
Tencent Music Entertainment GroupADR (Entertainment)	46,996	660,294
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	12,653	594,691
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	51,546	451,543
XPeng, Inc.*ADR(a) (Automobiles)	28,235	206,963
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	20,070	416,453
TOTAL COMMON STOCKS (Cost $10,197,118)		16,029,713

Repurchase Agreements(b) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $39,017	$39,000	$39,000
TOTAL REPURCHASE AGREEMENTS (Cost $39,000)		39,000

Collateral for Securities Loaned(c) (6.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.23%(d)	1,039,165	$1,039,165
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,039,165)		1,039,165
TOTAL INVESTMENT SECURITIES (Cost $11,275,283)—104.6%		17,107,878
Net other assets (liabilities)—(4.6)%		(759,848)
NET ASSETS—100.0%		$16,348,030

*  Non-income producing security.

(a)  All or part of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $981,576.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  Securities were purchased with cash collateral held from securities on loan at June 30, 2024.

(d)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2024.

ADR  American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Air Freight & Logistics	$416,453	2.5%
Automobiles	649,140	4.0%
Banks	1,949,548	11.9%
Broadline Retail	1,299,354	7.9%
Capital Markets	453,921	2.8%
Consumer Finance	276,385	1.7%
Diversified Consumer Services	431,168	2.6%
Entertainment	2,846,923	17.5%
Ground Transportation	434,474	2.7%
Hotels, Restaurants & Leisure	594,691	3.6%
Interactive Media & Services	819,567	5.0%
IT Services	551,264	3.4%
Metals & Mining	1,170,770	7.1%
Pharmaceuticals	441,673	2.7%
Real Estate Management & Development	377,480	2.3%
Semiconductors & Semiconductor Equipment	3,316,902	20.3%
Other**	318,317	2.0%
Total	$16,348,030	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of June 30, 2024:

	Value	% of Net Assets
Australia	$953,631	5.8%
China	7,745,671	47.4%
Hong Kong	453,921	2.8%
India	2,942,485	18.0%
Singapore	787,905	4.8%
South Korea	217,139	1.3%
Taiwan	2,928,961	17.9%
Other**	318,317	2.0%
Total	$16,348,030	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

6 :: ProFund VP Banks :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks (98.3%)

	Shares	Value
Ameris Bancorp (Banks)	870	$43,805
Apollo Global Management, Inc. (Financial Services)	351	41,443
Associated Banc-Corp. (Banks)	2,035	43,040
Atlantic Union Bankshares Corp. (Banks)	1,182	38,829
Axos Financial, Inc.* (Banks)	779	44,520
Banc of California, Inc. (Banks)	3,169	40,500
Bank of America Corp. (Banks)	1,037	41,241
Bank of Hawaii Corp. (Banks)	728	41,649
Bank OZK (Banks)	1,075	44,075
BankUnited, Inc. (Banks)	1,504	44,022
Banner Corp. (Banks)	578	28,692
BOK Financial Corp. (Banks)	466	42,704
Cadence Bank (Banks)	1,511	42,731
Cathay General Bancorp (Banks)	1,129	42,586
Citigroup, Inc. (Banks)	686	43,534
Citizens Financial Group, Inc. (Banks)	1,194	43,020
Columbia Banking System, Inc. (Banks)	2,212	43,997
Comerica, Inc. (Banks)	869	44,354
Commerce Bancshares, Inc. (Banks)	769	42,895
Community Financial System, Inc. (Banks)	881	41,592
Corebridge Financial, Inc. (Financial Services)	1,436	41,816
Cullen/Frost Bankers, Inc. (Banks)	429	43,599
CVB Financial Corp. (Banks)	2,474	42,652
East West Bancorp, Inc. (Banks)	587	42,986
Eastern Bankshares, Inc. (Banks)	2,643	36,949
Equitable Holdings, Inc. (Financial Services)	1,026	41,922
Essent Group, Ltd. (Financial Services)	742	41,693
F.N.B. Corp. (Banks)	3,199	43,762
Fifth Third Bancorp (Banks)	1,156	42,182
First Bancorp (Banks)	2,377	43,475
First Citizens BancShares, Inc.—Class A (Banks)	25	42,090
First Financial Bancorp (Banks)	1,108	24,620
First Financial Bankshares, Inc. (Banks)	1,463	43,202
First Hawaiian, Inc. (Banks)	2,070	42,973
First Horizon Corp. (Banks)	2,852	44,968
First Interstate BancSystem, Inc.—Class A (Banks)	1,613	44,793
First Merchants Corp. (Banks)	842	28,030
Fulton Financial Corp. (Banks)	2,567	43,588
Glacier Bancorp, Inc. (Banks)	1,154	43,067
Hancock Whitney Corp. (Banks)	926	44,291
Hilltop Holdings, Inc. (Banks)	829	25,931
Home BancShares, Inc. (Banks)	1,784	42,745
Huntington Bancshares, Inc. (Banks)	3,290	43,362
Independent Bank Corp. (Banks)	864	43,822
Independent Bank Group, Inc. (Banks)	796	36,234
International Bancshares Corp. (Banks)	718	41,077
Jackson Financial, Inc.—Class A (Financial Services)	588	43,666
JPMorgan Chase & Co. (Banks)	210	42,475
KeyCorp (Banks)	3,047	43,298
Lakeland Financial Corp. (Banks)	328	20,179

Common Stocks, continued

	Shares	Value
M&T Bank Corp. (Banks)	286	$43,289
MGIC Investment Corp. (Financial Services)	1,991	42,906
Mr. Cooper Group, Inc.* (Financial Services)	497	40,371
New York Community Bancorp, Inc. (Banks)	13,344	42,968
NMI Holdings, Inc.* (Financial Services)	1,281	43,605
Northern Trust Corp. (Capital Markets)	498	41,822
Old National Bancorp (Banks)	2,579	44,333
Pacific Premier Bancorp, Inc. (Banks)	1,796	41,254
PennyMac Financial Services, Inc. (Financial Services)	446	42,192
Pinnacle Financial Partners, Inc. (Banks)	543	43,462
Popular, Inc. (Banks)	484	42,800
Prosperity Bancshares, Inc. (Banks)	708	43,287
Radian Group, Inc. (Financial Services)	1,358	42,234
Regions Financial Corp. (Banks)	2,182	43,727
Renasant Corp. (Banks)	700	21,378
Seacoast Banking Corp. of Florida (Banks)	1,329	31,418
ServisFirst Bancshares, Inc. (Banks)	538	33,996
Simmons First National Corp.—Class A (Banks)	1,535	26,985
SouthState Corp. (Banks)	571	43,636
Synovus Financial Corp. (Banks)	1,113	44,731
Texas Capital Bancshares, Inc.* (Banks)	714	43,654
The Bancorp, Inc.* (Banks)	1,242	46,897
The Bank of New York Mellon Corp. (Capital Markets)	701	41,983
The PNC Financial Services Group, Inc. (Banks)	270	41,980
Triumph Financial, Inc.* (Banks)	487	39,812
Truist Financial Corp. (Banks)	1,150	44,678
Trustmark Corp. (Banks)	835	25,083
U.S. Bancorp (Banks)	1,048	41,606
UMB Financial Corp. (Banks)	509	42,461
United Bankshares, Inc. (Banks)	1,309	42,464
United Community Banks, Inc. (Banks)	1,680	42,773
Valley National Bancorp (Banks)	6,242	43,569
Voya Financial, Inc. (Financial Services)	576	40,982
WaFd, Inc. (Banks)	1,366	39,040
Walker & Dunlop, Inc. (Financial Services)	432	42,422
Webster Financial Corp. (Banks)	1,027	44,767
Wells Fargo & Co. (Banks)	709	42,108
WesBanco, Inc. (Banks)	633	17,667
Western Alliance Bancorp (Banks)	695	43,660
Wintrust Financial Corp. (Banks)	443	43,662
WSFS Financial Corp. (Banks)	785	36,895
Zions Bancorp NA (Banks)	998	43,283
TOTAL COMMON STOCKS (Cost $2,521,141)		3,736,516
TOTAL INVESTMENT SECURITIES (Cost $2,521,141)—98.3%		3,736,516
Net other assets (liabilities)—1.7%		64,056
NET ASSETS—100.0%		$3,800,572

*  Non-income producing security.

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Banks :: 7

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Banks Select Industry Index	Goldman Sachs International	7/23/24	6.08%	$49,245	$1,108

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Banks invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Banks	$3,147,459	82.8%
Capital Markets	83,805	2.2%
Financial Services	505,252	13.3%
Other**	64,056	1.7%
Total	$3,800,572	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

8 :: ProFund VP Bear :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (97.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $1,636,707	$1,636,000	$1,636,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,636,000)		1,636,000
TOTAL INVESTMENT SECURITIES (Cost $1,636,000)—97.9%		1,636,000
Net other assets (liabilities)—2.1%		34,543
NET ASSETS—100.0%		$1,670,543

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2024, the aggregate amount held in a segregated account was $264,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	1	9/23/24	$(276,075)	$(1,450)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	7/29/24	(5.83)%	$(401,345)	$1,523
S&P 500	UBS AG	7/29/24	(5.58)%	(988,893)	4,088
				$(1,390,238)	$5,611

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Biotechnology :: 9

Common Stocks (98.7%)

	Shares	Value
4D Molecular Therapeutics, Inc.* (Biotechnology)	5,796	$121,658
89bio, Inc.* (Biotechnology)	8,705	69,727
AbbVie, Inc. (Biotechnology)	6,668	1,143,695
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	18,503	300,674
ADMA Biologics, Inc.* (Biotechnology)	16,975	189,781
Agios Pharmaceuticals, Inc.* (Biotechnology)	4,661	200,982
Akero Therapeutics, Inc.* (Biotechnology)	7,339	172,173
Alector, Inc.* (Biotechnology)	6,103	27,708
Alkermes PLC* (Biotechnology)	17,496	421,654
Allogene Therapeutics, Inc.* (Biotechnology)	25,298	58,944
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	4,919	1,195,317
Altimmune, Inc.*(a) (Biotechnology)	13,439	89,369
Amgen, Inc. (Biotechnology)	3,765	1,176,374
Amicus Therapeutics, Inc.* (Biotechnology)	27,697	274,754
AnaptysBio, Inc.* (Biotechnology)	3,013	75,506
Anavex Life Sciences Corp.*(a) (Biotechnology)	13,604	57,409
Apellis Pharmaceuticals, Inc.* (Biotechnology)	14,676	562,971
Apogee Therapeutics, Inc.* (Biotechnology)	4,539	178,610
Arcellx, Inc.* (Biotechnology)	5,204	287,209
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	4,732	115,224
Arcus Biosciences, Inc.* (Biotechnology)	5,810	88,486
Arcutis Biotherapeutics, Inc.* (Biotechnology)	15,737	146,354
Ardelyx, Inc.* (Biotechnology)	38,980	288,842
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	8,888	230,999
ARS Pharmaceuticals, Inc.* (Biotechnology)	5,174	44,031
Astria Therapeutics, Inc.* (Biotechnology)	6,661	60,615
Avid Bioservices, Inc.* (Biotechnology)	11,178	79,811
Avidity Biosciences, Inc.* (Biotechnology)	6,630	270,836
Beam Therapeutics, Inc.* (Biotechnology)	10,023	234,839
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	28,247	174,566
Biogen, Inc.* (Biotechnology)	4,852	1,124,791
Biohaven, Ltd.* (Biotechnology)	11,867	411,904
BioMarin Pharmaceutical, Inc.* (Biotechnology)	13,462	1,108,326
Blueprint Medicines Corp.* (Biotechnology)	5,759	620,705
Bridgebio Pharma, Inc.* (Biotechnology)	16,473	417,261
C4 Therapeutics, Inc.* (Biotechnology)	11,265	52,044
Cabaletta Bio, Inc.* (Biotechnology)	6,282	46,989
CareDx, Inc.* (Biotechnology)	5,424	84,235
Cargo Therapeutics, Inc.* (Biotechnology)	2,454	40,295
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	11,250	174,263
Celldex Therapeutics, Inc.* (Biotechnology)	7,247	268,211
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	11,117	454,574
CG Oncology, Inc.* (Biotechnology)	3,091	97,583
Cogent Biosciences, Inc.* (Biotechnology)	11,157	94,054
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	1,408	63,712
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	6,803	304,706
Common Stocks, continued

	Shares	Value
CRISPR Therapeutics AG*(a) (Biotechnology)	11,072	$597,999
Cullinan Therapeutics, Inc.* (Biotechnology)	6,347	110,692
Cytokinetics, Inc.* (Biotechnology)	15,905	861,733
Day One Biopharmaceuticals, Inc.* (Biotechnology)	9,076	125,067
Denali Therapeutics, Inc.* (Biotechnology)	9,187	213,322
Disc Medicine, Inc.* (Biotechnology)	1,455	65,577
Dynavax Technologies Corp.* (Biotechnology)	18,904	212,292
Dyne Therapeutics, Inc.* (Biotechnology)	8,817	311,152
Editas Medicine, Inc.* (Biotechnology)	13,033	60,864
Exact Sciences Corp.* (Biotechnology)	26,843	1,134,117
Exelixis, Inc.* (Biotechnology)	21,188	476,094
Fate Therapeutics, Inc.* (Biotechnology)	15,211	49,892
Geron Corp.* (Biotechnology)	58,675	248,782
Gilead Sciences, Inc. (Biotechnology)	17,279	1,185,512
Halozyme Therapeutics, Inc.* (Biotechnology)	7,943	415,895
Heron Therapeutics, Inc.* (Biotechnology)	15,621	54,674
Humacyte, Inc.* (Biotechnology)	6,325	30,360
Ideaya Biosciences, Inc.* (Biotechnology)	7,287	255,847
ImmunityBio, Inc.*(a) (Biotechnology)	26,422	166,987
Immunome, Inc.* (Biotechnology)	7,038	85,160
Immunovant, Inc.* (Biotechnology)	8,533	225,271
Incyte Corp.* (Biotechnology)	17,152	1,039,754
Insmed, Inc.* (Biotechnology)	6,806	456,002
Intellia Therapeutics, Inc.* (Biotechnology)	12,647	283,040
Ionis Pharmaceuticals, Inc.* (Biotechnology)	10,241	488,086
Iovance Biotherapeutics, Inc.* (Biotechnology)	40,856	327,665
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	23,311	151,988
iTeos Therapeutics, Inc.* (Biotechnology)	2,182	32,381
Janux Therapeutics, Inc.* (Biotechnology)	4,685	196,255
Keros Therapeutics, Inc.* (Biotechnology)	3,491	159,539
Kiniksa Pharmaceuticals International PLC* (Biotechnology)	3,676	68,631
Krystal Biotech, Inc.* (Biotechnology)	2,535	465,527
Kura Oncology, Inc.* (Biotechnology)	7,556	155,578
Kymera Therapeutics, Inc.* (Biotechnology)	5,508	164,414
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	2,209	618,873
MannKind Corp.* (Biotechnology)	21,250	110,925
MiMedx Group, Inc.* (Biotechnology)	8,379	58,066
Mirum Pharmaceuticals, Inc.* (Biotechnology)	4,176	142,777
Moderna, Inc.* (Biotechnology)	8,028	953,325
Morphic Holding, Inc.* (Biotechnology)	4,522	154,065
Myriad Genetics, Inc.* (Biotechnology)	5,668	138,639
Natera, Inc.* (Biotechnology)	9,965	1,079,110
Neurocrine Biosciences, Inc.* (Biotechnology)	7,309	1,006,230
Novavax, Inc.*(a) (Biotechnology)	15,882	201,066
Nurix Therapeutics, Inc.* (Biotechnology)	8,328	173,805
Nuvalent, Inc.*—Class A (Biotechnology)	3,924	297,675
Ocugen, Inc.*(a) (Biotechnology)	48,346	74,936
Olema Pharmaceuticals, Inc.* (Biotechnology)	6,187	66,943
ORIC Pharmaceuticals, Inc.* (Biotechnology)	7,048	49,829

See accompanying notes to the financial statements.

10 :: ProFund VP Biotechnology :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Praxis Precision Medicines, Inc.* (Biotechnology)	2,508	$103,731
Protagonist Therapeutics, Inc.* (Biotechnology)	4,565	158,177
Prothena Corp. PLC* (Biotechnology)	5,884	121,446
PTC Therapeutics, Inc.* (Biotechnology)	6,093	186,324
Recursion Pharmaceuticals, Inc.*(a)—Class A (Biotechnology)	24,132	180,990
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,085	1,140,368
REGENXBIO, Inc.* (Biotechnology)	6,258	73,219
Relay Therapeutics, Inc.* (Biotechnology)	11,762	76,688
REVOLUTION Medicines, Inc.* (Biotechnology)	11,259	436,962
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	4,401	180,705
Rocket Pharmaceuticals, Inc.* (Biotechnology)	7,135	153,617
Roivant Sciences, Ltd.* (Biotechnology)	50,313	531,808
Sage Therapeutics, Inc.* (Biotechnology)	7,475	81,179
Sana Biotechnology, Inc.* (Biotechnology)	20,647	112,733
Sarepta Therapeutics, Inc.* (Biotechnology)	8,749	1,382,341
Savara, Inc.* (Biotechnology)	8,227	33,155
Scholar Rock Holding Corp.* (Biotechnology)	8,066	67,190
Soleno Therapeutics, Inc.* (Biotechnology)	3,271	133,457
SpringWorks Therapeutics, Inc.* (Biotechnology)	9,454	356,132
Spyre Therapeutics, Inc.* (Biotechnology)	4,070	95,686
Stoke Therapeutics, Inc.* (Biotechnology)	4,845	65,456
Summit Therapeutics, Inc.*(a) (Biotechnology)	10,062	78,484
Syndax Pharmaceuticals, Inc.* (Biotechnology)	10,791	221,539
Tango Therapeutics, Inc.* (Biotechnology)	4,421	37,932
TG Therapeutics, Inc.* (Biotechnology)	20,437	363,574
Travere Therapeutics, Inc.* (Biotechnology)	11,056	90,880
Twist Bioscience Corp.* (Biotechnology)	6,252	308,099
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	7,651	314,456
United Therapeutics Corp.* (Biotechnology)	3,903	1,243,301
Vaxcyte, Inc.* (Biotechnology)	5,742	433,578
Vera Therapeutics, Inc.* (Biotechnology)	7,384	267,153
Veracyte, Inc.* (Biotechnology)	6,678	144,712
Vericel Corp.* (Biotechnology)	4,010	183,979
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,338	1,095,867

Common Stocks, continued

	Shares	Value
Verve Therapeutics, Inc.* (Biotechnology)	9,051	$44,169
Viking Therapeutics, Inc.* (Biotechnology)	20,352	1,078,860
Vir Biotechnology, Inc.* (Biotechnology)	8,846	78,729
Viridian Therapeutics, Inc.* (Biotechnology)	8,793	114,397
Voyager Therapeutics, Inc.* (Biotechnology)	5,412	42,809
Xencor, Inc.* (Biotechnology)	5,793	109,661
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	10,163	41,567
TOTAL COMMON STOCKS (Cost $31,467,206)		41,670,294

Repurchase Agreements(b) (1.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $462,200	$462,000	$462,000
TOTAL REPURCHASE AGREEMENTS (Cost $462,000)		462,000

Collateral for Securities Loaned(c) (2.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.23%(d)	1,023,128	$1,023,128
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,023,128)		1,023,128
TOTAL INVESTMENT SECURITIES (Cost $32,952,334)—102.2%		43,155,422
Net other assets (liabilities)—(2.2)%		(908,736)
NET ASSETS—100.0%		$42,246,686

*  Non-income producing security.

(a)  All or part of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $981,318.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  Securities were purchased with cash collateral held from securities on loan at June 30, 2024.

(d)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2024.

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Biotechnology :: 11

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Biotechnology Select Industry Index	Goldman Sachs International	7/23/24	6.08%	$585,230	$(11,095)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Biotechnology invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Biotechnology	$41,670,294	98.7%
Other**	576,392	1.3%
Total	$42,246,686	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

12 :: ProFund VP Bull :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks (86.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	630	$64,380
A.O. Smith Corp. (Building Products)	138	11,286
Abbott Laboratories (Health Care Equipment & Supplies)	1,981	205,845
AbbVie, Inc. (Biotechnology)	2,011	344,926
Accenture PLC—Class A (IT Services)	716	217,241
Adobe, Inc.* (Software)	510	283,325
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,841	298,629
Aflac, Inc. (Insurance)	589	52,604
Agilent Technologies, Inc. (Life Sciences Tools & Services)	334	43,296
Air Products and Chemicals, Inc. (Chemicals)	253	65,287
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	503	76,270
Akamai Technologies, Inc.* (IT Services)	173	15,584
Albemarle Corp. (Chemicals)	134	12,800
Alexandria Real Estate Equities, Inc. (Office REITs)	179	20,938
Align Technology, Inc.* (Health Care Equipment & Supplies)	80	19,314
Allegion PLC (Building Products)	100	11,815
Alliant Energy Corp. (Electric Utilities)	292	14,863
Alphabet, Inc.—Class A (Interactive Media & Services)	6,689	1,218,401
Alphabet, Inc.—Class C (Interactive Media & Services)	5,565	1,020,732
Altria Group, Inc. (Tobacco)	1,956	89,096
Amazon.com, Inc.* (Broadline Retail)	10,428	2,015,210
Amcor PLC (Containers & Packaging)	1,646	16,098
Ameren Corp. (Multi-Utilities)	304	21,617
American Airlines Group, Inc.* (Passenger Airlines)	747	8,464
American Electric Power Co., Inc. (Electric Utilities)	600	52,644
American Express Co. (Consumer Finance)	647	149,812
American International Group, Inc. (Insurance)	756	56,125
American Tower Corp. (Specialized REITs)	532	103,409
American Water Works Co., Inc. (Water Utilities)	222	28,674
Ameriprise Financial, Inc. (Capital Markets)	113	48,272
AMETEK, Inc. (Electrical Equipment)	264	44,011
Amgen, Inc. (Biotechnology)	611	190,907
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	1,368	92,162
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	565	128,967
ANSYS, Inc.* (Software)	99	31,829
Aon PLC—Class A (Insurance)	248	72,808
APA Corp. (Oil, Gas & Consumable Fuels)	410	12,070
Apple, Inc. (Technology Hardware, Storage & Peripherals)	16,413	3,456,906
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	946	223,247
Aptiv PLC* (Automobile Components)	310	21,830
Arch Capital Group, Ltd.* (Insurance)	426	42,979
Archer-Daniels-Midland Co. (Food Products)	563	34,033

Common Stocks, continued

	Shares	Value
Arista Networks, Inc.* (Communications Equipment)	289	$101,289
Arthur J. Gallagher & Co. (Insurance)	249	64,568
Assurant, Inc. (Insurance)	59	9,809
AT&T, Inc. (Diversified Telecommunication Services)	8,165	156,033
Atmos Energy Corp. (Gas Utilities)	172	20,064
Autodesk, Inc.* (Software)	244	60,378
Automatic Data Processing, Inc. (Professional Services)	466	111,229
AutoZone, Inc.* (Specialty Retail)	20	59,282
AvalonBay Communities, Inc. (Residential REITs)	162	33,515
Avery Dennison Corp. (Containers & Packaging)	92	20,116
Axon Enterprise, Inc.* (Aerospace & Defense)	81	23,833
Baker Hughes Co. (Energy Equipment & Services)	1,136	39,953
Ball Corp. (Containers & Packaging)	353	21,188
Bank of America Corp. (Banks)	7,747	308,098
Bath & Body Works, Inc. (Specialty Retail)	255	9,958
Baxter International, Inc. (Health Care Equipment & Supplies)	580	19,401
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	329	76,891
Berkshire Hathaway, Inc.*—Class B (Financial Services)	2,061	838,414
Best Buy Co., Inc. (Specialty Retail)	219	18,460
Biogen, Inc.* (Biotechnology)	166	38,482
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	23	6,282
Bio-Techne Corp. (Life Sciences Tools & Services)	179	12,825
BlackRock, Inc. (Capital Markets)	159	125,184
Blackstone, Inc. (Capital Markets)	814	100,773
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	39	154,498
BorgWarner, Inc. (Automobile Components)	259	8,350
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,674	128,915
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,308	95,851
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	496	796,343
Broadridge Financial Solutions, Inc. (Professional Services)	135	26,595
Brown & Brown, Inc. (Insurance)	270	24,141
Brown-Forman Corp.—Class B (Beverages)	204	8,811
Builders FirstSource, Inc.* (Building Products)	139	19,239
Bunge Global SA (Food Products)	161	17,190
BXP, Inc. (Office REITs)	165	10,157
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	133	11,720
Cadence Design Systems, Inc.* (Software)	310	95,403
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	246	9,776
Camden Property Trust (Residential REITs)	121	13,202
Campbell Soup Co. (Food Products)	224	10,123
Capital One Financial Corp. (Consumer Finance)	435	60,226

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Bull :: 13

Common Stocks, continued

	Shares	Value
Cardinal Health, Inc. (Health Care Providers & Services)	277	$27,235
CarMax, Inc.* (Specialty Retail)	179	13,128
Carnival Corp.* (Hotels, Restaurants & Leisure)	1,150	21,528
Carrier Global Corp. (Building Products)	954	60,178
Catalent, Inc.* (Pharmaceuticals)	206	11,583
Caterpillar, Inc. (Machinery)	557	185,537
Cboe Global Markets, Inc. (Capital Markets)	120	20,407
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	343	30,565
CDW Corp. (Electronic Equipment, Instruments & Components)	153	34,248
Celanese Corp. (Chemicals)	114	15,377
Cencora, Inc. (Health Care Providers & Services)	189	42,582
Centene Corp.* (Health Care Providers & Services)	608	40,310
CenterPoint Energy, Inc. (Multi-Utilities)	728	22,553
CF Industries Holdings, Inc. (Chemicals)	208	15,417
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	59	12,188
Charter Communications, Inc.*—Class A (Media)	112	33,484
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,952	305,332
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	1,550	97,108
Chubb, Ltd. (Insurance)	462	117,847
Church & Dwight Co., Inc. (Household Products)	278	28,823
Cincinnati Financial Corp. (Insurance)	178	21,022
Cintas Corp. (Commercial Services & Supplies)	98	68,625
Cisco Systems, Inc. (Communications Equipment)	4,611	219,068
Citigroup, Inc. (Banks)	2,172	137,835
Citizens Financial Group, Inc. (Banks)	518	18,664
CME Group, Inc. (Capital Markets)	410	80,606
CMS Energy Corp. (Multi-Utilities)	340	20,240
Cognizant Technology Solutions Corp.—Class A (IT Services)	566	38,488
Colgate-Palmolive Co. (Household Products)	934	90,635
Comcast Corp.—Class A (Media)	4,457	174,535
Conagra Brands, Inc. (Food Products)	544	15,460
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,332	152,354
Consolidated Edison, Inc. (Multi-Utilities)	394	35,231
Constellation Brands, Inc.—Class A (Beverages)	183	47,082
Constellation Energy Corp. (Electric Utilities)	359	71,897
Copart, Inc.* (Commercial Services & Supplies)	996	53,943
Corning, Inc. (Electronic Equipment, Instruments & Components)	878	34,110
Corpay, Inc.* (Software)	80	21,313
Corteva, Inc. (Chemicals)	794	42,828
CoStar Group, Inc.* (Real Estate Management & Development)	465	34,475
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	505	429,246

Common Stocks, continued

	Shares	Value
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	847	$22,589
Crowdstrike Holdings, Inc.*—Class A (Software)	263	100,779
Crown Castle, Inc. (Specialized REITs)	495	48,362
CSX Corp. (Ground Transportation)	2,226	74,460
Cummins, Inc. (Machinery)	156	43,201
CVS Health Corp. (Health Care Providers & Services)	1,430	84,456
D.R. Horton, Inc. (Household Durables)	337	47,494
Danaher Corp. (Life Sciences Tools & Services)	751	187,638
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	136	20,580
DaVita, Inc.* (Health Care Providers & Services)	59	8,176
Dayforce, Inc.* (Professional Services)	180	8,928
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	29	28,071
Deere & Co. (Machinery)	295	110,221
Delta Air Lines, Inc. (Passenger Airlines)	735	34,868
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	720	34,128
Dexcom, Inc.* (Health Care Equipment & Supplies)	453	51,361
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	203	40,639
Digital Realty Trust, Inc. (Specialized REITs)	370	56,259
Discover Financial Services (Consumer Finance)	285	37,281
Dollar General Corp. (Consumer Staples Distribution & Retail)	250	33,058
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	236	25,198
Dominion Energy, Inc. (Multi-Utilities)	954	46,747
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	40	20,653
Dover Corp. (Machinery)	156	28,150
Dow, Inc. (Chemicals)	801	42,493
DTE Energy Co. (Multi-Utilities)	236	26,198
Duke Energy Corp. (Electric Utilities)	879	88,102
DuPont de Nemours, Inc. (Chemicals)	476	38,313
Eastman Chemical Co. (Chemicals)	134	13,128
Eaton Corp. PLC (Electrical Equipment)	455	142,666
eBay, Inc. (Broadline Retail)	576	30,943
Ecolab, Inc. (Chemicals)	289	68,782
Edison International (Electric Utilities)	438	31,453
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	686	63,366
Electronic Arts, Inc. (Entertainment)	277	38,594
Elevance Health, Inc. (Health Care Providers & Services)	265	143,593
Eli Lilly & Co. (Pharmaceuticals)	909	822,991
Emerson Electric Co. (Electrical Equipment)	651	71,715
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	155	15,455
Entergy Corp. (Electric Utilities)	243	26,001
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	654	82,319
EPAM Systems, Inc.* (IT Services)	66	12,415

See accompanying notes to the financial statements.

14 :: ProFund VP Bull :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
EQT Corp. (Oil, Gas & Consumable Fuels)	503	$18,601
Equifax, Inc. (Professional Services)	141	34,187
Equinix, Inc. (Specialized REITs)	108	81,712
Equity Residential (Residential REITs)	393	27,251
Essex Property Trust, Inc. (Residential REITs)	73	19,871
Etsy, Inc.* (Broadline Retail)	133	7,844
Everest Group, Ltd. (Insurance)	49	18,670
Evergy, Inc. (Electric Utilities)	262	13,878
Eversource Energy (Electric Utilities)	401	22,741
Exelon Corp. (Electric Utilities)	1,139	39,421
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	145	18,269
Expeditors International of Washington, Inc. (Air Freight & Logistics)	161	20,091
Extra Space Storage, Inc. (Specialized REITs)	241	37,454
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	5,108	588,033
F5, Inc.* (Communications Equipment)	67	11,539
FactSet Research Systems, Inc. (Capital Markets)	43	17,556
Fair Isaac Corp.* (Software)	28	41,682
Fastenal Co. (Trading Companies & Distributors)	652	40,972
Federal Realty Investment Trust (Retail REITs)	85	8,582
FedEx Corp. (Air Freight & Logistics)	258	77,359
Fidelity National Information Services, Inc. (Financial Services)	633	47,703
Fifth Third Bancorp (Banks)	779	28,426
First Horizon Corp. (Banks)	1	9
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	122	27,506
FirstEnergy Corp. (Electric Utilities)	590	22,579
Fiserv, Inc.* (Financial Services)	666	99,261
FMC Corp. (Chemicals)	142	8,172
Ford Motor Co. (Automobiles)	4,465	55,991
Fortinet, Inc.* (Software)	722	43,515
Fortive Corp. (Machinery)	401	29,714
Fox Corp.—Class A (Media)	263	9,039
Fox Corp.—Class B (Media)	150	4,803
Franklin Resources, Inc. (Capital Markets)	341	7,621
Freeport-McMoRan, Inc. (Metals & Mining)	1,636	79,510
Garmin, Ltd. (Household Durables)	175	28,511
Gartner, Inc.* (IT Services)	88	39,517
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	483	37,635
GE Vernova, Inc.* (Electrical Equipment)	312	53,511
Gen Digital, Inc. (Software)	627	15,662
Generac Holdings, Inc.* (Electrical Equipment)	69	9,123
General Dynamics Corp. (Aerospace & Defense)	259	75,146
General Electric Co. (Industrial Conglomerates)	1,246	198,076
General Mills, Inc. (Food Products)	643	40,676
General Motors Co. (Automobiles)	1,299	60,352
Genuine Parts Co. (Distributors)	159	21,993
Gilead Sciences, Inc. (Biotechnology)	1,419	97,358
Global Payments, Inc. (Financial Services)	291	28,140
Globe Life, Inc. (Insurance)	96	7,899
GoDaddy, Inc.*—Class A (IT Services)	160	22,354
Halliburton Co. (Energy Equipment & Services)	1,008	34,050

Common Stocks, continued

	Shares	Value
Hasbro, Inc. (Leisure Products)	149	$8,717
HCA Healthcare, Inc. (Health Care Providers & Services)	221	71,003
Healthpeak Properties, Inc. (Health Care REITs)	801	15,700
Henry Schein, Inc.* (Health Care Providers & Services)	146	9,359
Hess Corp. (Oil, Gas & Consumable Fuels)	315	46,469
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	1,480	31,332
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	285	62,187
Hologic, Inc.* (Health Care Equipment & Supplies)	266	19,751
Honeywell International, Inc. (Industrial Conglomerates)	742	158,447
Hormel Foods Corp. (Food Products)	331	10,092
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	803	14,438
Howmet Aerospace, Inc. (Aerospace & Defense)	442	34,312
HP, Inc. (Technology Hardware, Storage & Peripherals)	983	34,425
Hubbell, Inc. (Electrical Equipment)	61	22,294
Humana, Inc. (Health Care Providers & Services)	137	51,190
Huntington Bancshares, Inc. (Banks)	1,650	21,747
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	45	11,085
IDEX Corp. (Machinery)	86	17,303
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	94	45,797
Illinois Tool Works, Inc. (Machinery)	309	73,221
Incyte Corp.* (Biotechnology)	212	12,851
Ingersoll Rand, Inc. (Machinery)	459	41,696
Insulet Corp.* (Health Care Equipment & Supplies)	80	16,144
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,847	150,112
Intercontinental Exchange, Inc. (Capital Markets)	653	89,389
International Business Machines Corp. (IT Services)	1,046	180,906
International Flavors & Fragrances, Inc. (Chemicals)	291	27,706
International Paper Co. (Containers & Packaging)	396	17,087
Intuit, Inc. (Software)	319	209,650
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	404	179,718
Invesco, Ltd. (Capital Markets)	512	7,660
Invitation Homes, Inc. (Residential REITs)	656	23,544
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	207	43,768
Iron Mountain, Inc. (Specialized REITs)	334	29,933
J.B. Hunt Transport Services, Inc. (Ground Transportation)	93	14,880
Jabil, Inc. (Electronic Equipment, Instruments & Components)	137	14,904
Jack Henry & Associates, Inc. (Financial Services)	83	13,780

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Bull :: 15

Common Stocks, continued

	Shares	Value
Jacobs Solutions, Inc. (Professional Services)	143	$19,979
Johnson & Johnson (Pharmaceuticals)	2,741	400,626
Johnson Controls International PLC (Building Products)	767	50,982
JPMorgan Chase & Co. (Banks)	3,270	661,390
Juniper Networks, Inc. (Communications Equipment)	370	13,490
Kellanova (Food Products)	300	17,304
Kenvue, Inc. (Personal Care Products)	2,180	39,632
Keurig Dr Pepper, Inc. (Beverages)	1,189	39,713
KeyCorp (Banks)	1,074	15,262
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	199	27,213
Kimberly-Clark Corp. (Household Products)	383	52,931
Kimco Realty Corp. (Retail REITs)	760	14,790
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,199	43,694
KKR & Co., Inc. (Capital Markets)	758	79,772
KLA Corp. (Semiconductors & Semiconductor Equipment)	153	126,150
L3Harris Technologies, Inc. (Aerospace & Defense)	216	48,509
Labcorp Holdings, Inc. (Health Care Providers & Services)	96	19,537
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	149	158,663
Lamb Weston Holdings, Inc. (Food Products)	164	13,789
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	416	18,408
Leidos Holdings, Inc. (Professional Services)	154	22,466
Lennar Corp.—Class A (Household Durables)	279	41,814
Linde PLC (Chemicals)	547	240,029
Live Nation Entertainment, Inc.* (Entertainment)	162	15,186
LKQ Corp. (Distributors)	304	12,643
Lockheed Martin Corp. (Aerospace & Defense)	243	113,505
Loews Corp. (Insurance)	207	15,471
Lowe's Cos., Inc. (Specialty Retail)	651	143,519
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	130	38,831
LyondellBasell Industries N.V.—Class A (Chemicals)	293	28,028
M&T Bank Corp. (Banks)	190	28,758
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	642	18,406
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	401	69,565
MarketAxess Holdings, Inc. (Capital Markets)	43	8,623
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	274	66,207
Marsh & McLennan Cos., Inc. (Insurance)	561	118,214
Martin Marietta Materials, Inc. (Construction Materials)	70	37,926
Masco Corp. (Building Products)	251	16,734
Mastercard, Inc.—Class A (Financial Services)	935	412,485
Match Group, Inc.* (Interactive Media & Services)	303	9,205
McCormick & Co., Inc. (Food Products)	287	20,360

Common Stocks, continued

	Shares	Value
McDonald's Corp. (Hotels, Restaurants & Leisure)	821	$209,223
McKesson Corp. (Health Care Providers & Services)	148	86,438
Medtronic PLC (Health Care Equipment & Supplies)	1,512	119,010
Merck & Co., Inc. (Pharmaceuticals)	2,884	357,039
Meta Platforms, Inc.—Class A (Interactive Media & Services)	2,495	1,258,030
MetLife, Inc. (Insurance)	680	47,729
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	24	33,542
MGM Resorts International* (Hotels, Restaurants & Leisure)	286	12,710
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	615	56,273
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,261	165,859
Microsoft Corp. (Software)	8,463	3,782,538
Mid-America Apartment Communities, Inc. (Residential REITs)	133	18,967
Moderna, Inc.* (Biotechnology)	380	45,125
Mohawk Industries, Inc.* (Household Durables)	60	6,815
Molina Healthcare, Inc.* (Health Care Providers & Services)	67	19,919
Molson Coors Beverage Co.—Class B (Beverages)	207	10,522
Mondelez International, Inc.—Class A (Food Products)	1,527	99,927
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	55	45,192
Monster Beverage Corp.* (Beverages)	808	40,360
Moody's Corp. (Capital Markets)	179	75,346
Morgan Stanley (Capital Markets)	1,425	138,496
Motorola Solutions, Inc. (Communications Equipment)	190	73,350
MSCI, Inc. (Capital Markets)	90	43,358
Nasdaq, Inc. (Capital Markets)	433	26,093
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	235	30,268
Netflix, Inc.* (Entertainment)	491	331,366
Newmont Corp. (Metals & Mining)	1,313	54,975
News Corp.—Class A (Media)	432	11,910
News Corp.—Class B (Media)	130	3,691
NextEra Energy, Inc. (Electric Utilities)	2,340	165,694
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,380	104,010
NiSource, Inc. (Multi-Utilities)	510	14,693
Nordson Corp. (Machinery)	62	14,380
Norfolk Southern Corp. (Ground Transportation)	257	55,175
Northern Trust Corp. (Capital Markets)	233	19,567
Northrop Grumman Corp. (Aerospace & Defense)	158	68,880
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	489	9,188
NRG Energy, Inc. (Electric Utilities)	237	18,453
Nucor Corp. (Metals & Mining)	273	43,156

See accompanying notes to the financial statements.

16 :: ProFund VP Bull :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	28,010	$3,460,355
NVR, Inc.* (Household Durables)	4	30,354
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	291	78,305
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	757	47,714
Old Dominion Freight Line, Inc. (Ground Transportation)	203	35,850
Omnicom Group, Inc. (Media)	223	20,003
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	490	33,590
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	665	54,231
Oracle Corp. (Software)	1,815	256,278
O'Reilly Automotive, Inc.* (Specialty Retail)	67	70,756
Otis Worldwide Corp. (Machinery)	460	44,280
PACCAR, Inc. (Machinery)	597	61,455
Packaging Corp. of America (Containers & Packaging)	102	18,621
Palo Alto Networks, Inc.* (Software)	368	124,756
Paramount Global—Class B (Media)	563	5,850
Parker-Hannifin Corp. (Machinery)	146	73,848
Paychex, Inc. (Professional Services)	365	43,274
Paycom Software, Inc. (Professional Services)	55	7,867
PayPal Holdings, Inc.* (Financial Services)	1,191	69,114
Pentair PLC (Machinery)	189	14,491
PepsiCo, Inc. (Beverages)	1,565	258,115
Pfizer, Inc. (Pharmaceuticals)	6,453	180,555
PG&E Corp. (Electric Utilities)	2,433	42,480
Philip Morris International, Inc. (Tobacco)	1,770	179,354
Phillips 66 (Oil, Gas & Consumable Fuels)	483	68,185
Pinnacle West Capital Corp. (Electric Utilities)	129	9,853
Pool Corp. (Distributors)	44	13,523
PPG Industries, Inc. (Chemicals)	268	33,739
PPL Corp. (Electric Utilities)	840	23,226
Principal Financial Group, Inc. (Insurance)	246	19,299
Prologis, Inc. (Industrial REITs)	1,054	118,375
Prudential Financial, Inc. (Insurance)	409	47,931
PTC, Inc.* (Software)	136	24,707
Public Service Enterprise Group, Inc. (Multi-Utilities)	567	41,788
Public Storage (Specialized REITs)	180	51,777
PulteGroup, Inc. (Household Durables)	240	26,424
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	110	12,764
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	1,273	253,556
Quanta Services, Inc. (Construction & Engineering)	167	42,433
Quest Diagnostics, Inc. (Health Care Providers & Services)	127	17,384
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	44	7,703
Raymond James Financial, Inc. (Capital Markets)	212	26,205
Realty Income Corp. (Retail REITs)	992	52,397
Regency Centers Corp. (Retail REITs)	187	11,631
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	121	127,175

Common Stocks, continued

	Shares	Value
Regions Financial Corp. (Banks)	1,043	$20,902
Republic Services, Inc. (Commercial Services & Supplies)	233	45,281
ResMed, Inc. (Health Care Equipment & Supplies)	167	31,967
Revvity, Inc. (Life Sciences Tools & Services)	141	14,785
Rockwell Automation, Inc. (Electrical Equipment)	130	35,786
Rollins, Inc. (Commercial Services & Supplies)	320	15,613
Roper Technologies, Inc. (Software)	122	68,767
Ross Stores, Inc. (Specialty Retail)	382	55,512
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	270	43,046
RTX Corp. (Aerospace & Defense)	1,514	151,991
S&P Global, Inc. (Capital Markets)	365	162,790
Salesforce, Inc. (Software)	1,106	284,353
SBA Communications Corp. (Specialized REITs)	122	23,949
Schlumberger N.V. (Energy Equipment & Services)	1,628	76,809
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	222	22,926
Sempra (Multi-Utilities)	721	54,840
ServiceNow, Inc.* (Software)	233	183,294
Simon Property Group, Inc. (Retail REITs)	371	56,319
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	183	19,504
Snap-on, Inc. (Machinery)	60	15,683
Solventum Corp.* (Health Care Providers & Services)	157	8,302
Southwest Airlines Co. (Passenger Airlines)	681	19,483
Stanley Black & Decker, Inc. (Machinery)	175	13,981
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,290	100,426
State Street Corp. (Capital Markets)	343	25,382
Steel Dynamics, Inc. (Metals & Mining)	168	21,756
STERIS PLC (Health Care Equipment & Supplies)	113	24,808
Stryker Corp. (Health Care Equipment & Supplies)	386	131,337
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	57	46,703
Synchrony Financial (Consumer Finance)	457	21,566
Synopsys, Inc.* (Software)	174	103,540
Sysco Corp. (Consumer Staples Distribution & Retail)	567	40,478
T. Rowe Price Group, Inc. (Capital Markets)	254	29,289
Take-Two Interactive Software, Inc.* (Entertainment)	181	28,144
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	262	11,211
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	252	32,453
Target Corp. (Consumer Staples Distribution & Retail)	527	78,017
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	349	52,500
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	54	20,951

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Bull :: 17

Common Stocks, continued

	Shares	Value
Teleflex, Inc. (Health Care Equipment & Supplies)	54	$11,358
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	178	26,396
Tesla, Inc.* (Automobiles)	3,159	625,103
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,037	201,728
Textron, Inc. (Aerospace & Defense)	217	18,632
The AES Corp. (Independent Power and Renewable Electricity Producers)	809	14,214
The Allstate Corp. (Insurance)	301	48,058
The Bank of New York Mellon Corp. (Capital Markets)	852	51,026
The Boeing Co.* (Aerospace & Defense)	657	119,581
The Charles Schwab Corp. (Capital Markets)	1,700	125,273
The Cigna Group (Health Care Providers & Services)	323	106,774
The Clorox Co. (Household Products)	141	19,242
The Coca-Cola Co. (Beverages)	4,415	281,014
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	226	19,730
The Estee Lauder Cos., Inc. (Personal Care Products)	265	28,196
The Goldman Sachs Group, Inc. (Capital Markets)	367	166,002
The Hartford Financial Services Group, Inc. (Insurance)	337	33,882
The Hershey Co. (Food Products)	168	30,883
The Home Depot, Inc. (Specialty Retail)	1,128	388,302
The Interpublic Group of Cos., Inc. (Media)	430	12,509
The J M Smucker Co. (Food Products)	121	13,194
The Kraft Heinz Co. (Food Products)	899	28,966
The Kroger Co. (Consumer Staples Distribution & Retail)	762	38,047
The Mosaic Co. (Chemicals)	366	10,577
The PNC Financial Services Group, Inc. (Banks)	453	70,432
The Procter & Gamble Co. (Household Products)	2,688	443,305
The Progressive Corp. (Insurance)	667	138,542
The Sherwin-Williams Co. (Chemicals)	266	79,382
The Southern Co. (Electric Utilities)	1,245	96,574
The TJX Cos., Inc. (Specialty Retail)	1,290	142,029
The Travelers Cos., Inc. (Insurance)	261	53,072
The Walt Disney Co. (Entertainment)	2,076	206,126
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,388	58,990
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	435	240,556
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	587	103,418
Tractor Supply Co. (Specialty Retail)	123	33,210
Trane Technologies PLC (Building Products)	258	84,865
TransDigm Group, Inc. (Aerospace & Defense)	64	81,767
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	278	15,546
Truist Financial Corp. (Banks)	1,524	59,207
Tyler Technologies, Inc.* (Software)	48	24,133
Tyson Foods, Inc.—Class A (Food Products)	326	18,628
U.S. Bancorp (Banks)	1,777	70,547

Common Stocks, continued

	Shares	Value
Uber Technologies, Inc.* (Ground Transportation)	2,379	$172,905
UDR, Inc. (Residential REITs)	345	14,197
Ulta Beauty, Inc.* (Specialty Retail)	55	21,223
Union Pacific Corp. (Ground Transportation)	695	157,251
United Airlines Holdings, Inc.* (Passenger Airlines)	374	18,199
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	831	113,722
United Rentals, Inc. (Trading Companies & Distributors)	76	49,151
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,048	533,703
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	68	12,575
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	372	58,315
Ventas, Inc. (Health Care REITs)	461	23,631
Veralto Corp. (Commercial Services & Supplies)	250	23,868
VeriSign, Inc.* (IT Services)	99	17,602
Verisk Analytics, Inc. (Professional Services)	162	43,667
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,793	197,663
Vertex Pharmaceuticals, Inc.* (Biotechnology)	294	137,804
Viatris, Inc. (Pharmaceuticals)	1,356	14,414
VICI Properties, Inc. (Specialized REITs)	1,188	34,024
Visa, Inc.—Class A (Financial Services)	1,792	470,345
Vistra Corp. (Independent Power and Renewable Electricity Producers)	372	31,985
Vulcan Materials Co. (Construction Materials)	151	37,551
W.R. Berkley Corp. (Insurance)	230	18,073
W.W. Grainger, Inc. (Trading Companies & Distributors)	50	45,112
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	815	9,857
Walmart, Inc. (Consumer Staples Distribution & Retail)	4,864	329,341
Warner Bros. Discovery, Inc.* (Entertainment)	2,539	18,890
Waste Management, Inc. (Commercial Services & Supplies)	416	88,750
Waters Corp.* (Life Sciences Tools & Services)	68	19,728
WEC Energy Group, Inc. (Multi-Utilities)	360	28,246
Wells Fargo & Co. (Banks)	3,970	235,778
Welltower, Inc. (Health Care REITs)	681	70,994
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	83	27,339
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	372	28,186
Westinghouse Air Brake Technologies Corp. (Machinery)	201	31,768
Westrock Co. (Containers & Packaging)	294	14,776
Weyerhaeuser Co. (Specialized REITs)	830	23,564
Willis Towers Watson PLC (Insurance)	116	30,408
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	108	9,666
Xcel Energy, Inc. (Electric Utilities)	633	33,809
Xylem, Inc. (Machinery)	276	37,434
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	321	42,520

See accompanying notes to the financial statements.

18 :: ProFund VP Bull :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	59	$18,227
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	234	25,396
Zoetis, Inc. (Pharmaceuticals)	520	90,147
TOTAL COMMON STOCKS (Cost $16,222,640)		52,206,255

Repurchase Agreements(a)(b) (13.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $7,829,384	$7,826,000	$7,826,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,826,000)		7,826,000
TOTAL INVESTMENT SECURITIES (Cost $24,048,640)—99.6%		60,032,255
Net other assets (liabilities)—0.4%		266,588
NET ASSETS—100.0%		$60,298,843

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2024, the aggregate amount held in a segregated account was $666,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT  Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	7	9/23/24	$1,932,525	$10,100

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	7/29/24	6.08%	$5,444,098	$(23,688)
S&P 500	UBS AG	7/29/24	5.93%	704,402	(2,918)
				$6,148,500	$(26,606)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Bull :: 19

ProFund VP Bull invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$747,241	1.2%
Air Freight & Logistics	222,892	0.4%
Automobile Components	30,180	0.1%
Automobiles	741,446	1.2%
Banks	1,677,055	2.8%
Beverages	685,617	1.1%
Biotechnology	994,628	1.6%
Broadline Retail	2,053,997	3.4%
Building Products	255,099	0.4%
Capital Markets	1,474,690	2.4%
Chemicals	742,058	1.3%
Commercial Services & Supplies	296,080	0.5%
Communications Equipment	418,736	0.7%
Construction & Engineering	42,433	0.1%
Construction Materials	75,477	0.1%
Consumer Finance	268,885	0.4%
Consumer Staples Distribution & Retail	983,242	1.7%
Containers & Packaging	107,886	0.2%
Distributors	48,159	0.1%
Diversified Telecommunication Services	353,696	0.6%
Electric Utilities	773,668	1.4%
Electrical Equipment	379,106	0.6%
Electronic Equipment, Instruments & Components	309,861	0.5%
Energy Equipment & Services	150,812	0.3%
Entertainment	638,306	1.1%
Financial Services	1,979,242	3.3%
Food Products	370,625	0.6%
Gas Utilities	20,064	NM
Ground Transportation	510,521	0.8%
Health Care Equipment & Supplies	1,227,744	2.0%
Health Care Providers & Services	1,282,536	2.1%
Health Care REITs	110,325	0.2%
Hotel & Resort REITs	14,438	NM
Hotels, Restaurants & Leisure	992,263	1.6%
Household Durables	181,412	0.3%
Household Products	634,936	1.1%
Independent Power and Renewable Electricity Producers	46,199	0.1%
Industrial Conglomerates	420,903	0.7%
Industrial REITs	118,375	0.2%
	Value	% of Net Assets
Insurance	$1,059,151	1.8%
Interactive Media & Services	3,506,368	5.7%
IT Services	544,107	0.9%
Leisure Products	8,717	NM
Life Sciences Tools & Services	641,947	1.1%
Machinery	836,363	1.5%
Media	275,824	0.5%
Metals & Mining	199,397	0.3%
Multi-Utilities	312,153	0.5%
Office REITs	31,095	0.1%
Oil, Gas & Consumable Fuels	1,754,087	2.9%
Passenger Airlines	81,014	0.1%
Personal Care Products	67,828	0.1%
Pharmaceuticals	1,973,206	3.3%
Professional Services	318,192	0.5%
Real Estate Management & Development	65,040	0.1%
Residential REITs	150,547	0.2%
Retail REITs	143,719	0.2%
Semiconductors & Semiconductor Equipment	6,278,594	10.4%
Software	5,755,902	9.5%
Specialized REITs	490,443	0.9%
Specialty Retail	955,379	1.6%
Technology Hardware, Storage & Peripherals	3,650,746	6.1%
Textiles, Apparel & Luxury Goods	189,826	0.3%
Tobacco	268,450	0.4%
Trading Companies & Distributors	135,235	0.2%
Water Utilities	28,674	NM
Wireless Telecommunication Services	103,418	0.2%
Other**	8,092,588	13.4%
Total	$60,298,843	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

20 :: ProFund VP Communication Services :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks (97.3%)

	Shares	Value
Alphabet, Inc.—Class A (Interactive Media & Services)	7,001	$1,275,232
Alphabet, Inc.—Class C (Interactive Media & Services)	5,824	1,068,238
AT&T, Inc. (Diversified Telecommunication Services)	25,252	482,566
Charter Communications, Inc.*—Class A (Media)	1,473	440,367
Comcast Corp.—Class A (Media)	11,896	465,845
Electronic Arts, Inc. (Entertainment)	3,275	456,305
Fox Corp.—Class A (Media)	3,475	119,436
Fox Corp.—Class B (Media)	1,984	63,528
Live Nation Entertainment, Inc.* (Entertainment)	2,141	200,697
Match Group, Inc.* (Interactive Media & Services)	3,994	121,338
Meta Platforms, Inc.—Class A (Interactive Media & Services)	4,516	2,277,058
Netflix, Inc.* (Entertainment)	665	448,795
News Corp.—Class A (Media)	5,701	157,177
News Corp.—Class B (Media)	1,720	48,831
Omnicom Group, Inc. (Media)	2,945	264,167
Paramount Global—Class B (Media)	7,435	77,250
Take-Two Interactive Software, Inc.* (Entertainment)	2,389	371,466
The Interpublic Group of Cos., Inc. (Media)	5,676	165,115
The Walt Disney Co. (Entertainment)	4,455	442,337
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	2,531	445,912

Common Stocks, continued

	Shares	Value
Verizon Communications, Inc. (Diversified Telecommunication Services)	11,227	$463,001
Warner Bros. Discovery, Inc.* (Entertainment)	33,533	249,486
TOTAL COMMON STOCKS (Cost $7,062,862)		10,104,147

Repurchase Agreements(a) (2.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $273,118	$273,000	$273,000
TOTAL REPURCHASE AGREEMENTS (Cost $273,000)		273,000
TOTAL INVESTMENT SECURITIES (Cost $7,335,862)—99.9%		10,377,147
Net other assets (liabilities)—0.1%		8,119
NET ASSETS—100.0%		$10,385,266

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	7/23/24	6.08%	$258,629	$1,486

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Communication Services invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Diversified Telecommunication Services	$945,567	9.1%
Entertainment	2,169,086	20.9%
Interactive Media & Services	4,741,865	45.7%
Media	1,801,717	17.3%
Wireless Telecommunication Services	445,912	4.3%
Other**	281,119	2.7%
Total	$10,385,266	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Consumer Discretionary :: 21

Common Stocks (98.0%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,986	$452,767
Amazon.com, Inc.* (Broadline Retail)	29,883	5,774,891
Aptiv PLC* (Automobile Components)	1,840	129,572
AutoZone, Inc.* (Specialty Retail)	117	346,800
Bath & Body Works, Inc. (Specialty Retail)	1,511	59,005
Best Buy Co., Inc. (Specialty Retail)	1,302	109,746
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	230	911,145
BorgWarner, Inc. (Automobile Components)	1,540	49,650
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,463	58,140
CarMax, Inc.* (Specialty Retail)	1,064	78,034
Carnival Corp.* (Hotels, Restaurants & Leisure)	6,819	127,652
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	9,300	582,645
D.R. Horton, Inc. (Household Durables)	2,003	282,282
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	807	122,115
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	173	167,455
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	236	121,854
eBay, Inc. (Broadline Retail)	3,421	183,776
Etsy, Inc.* (Broadline Retail)	790	46,594
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	857	107,973
Ford Motor Co. (Automobiles)	26,521	332,573
Garmin, Ltd. (Household Durables)	1,038	169,111
General Motors Co. (Automobiles)	7,715	358,439
Genuine Parts Co. (Distributors)	941	130,159
Hasbro, Inc. (Leisure Products)	884	51,714
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,691	368,976
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	2,470	109,298
Lennar Corp.—Class A (Household Durables)	1,654	247,885
LKQ Corp. (Distributors)	1,803	74,987
Lowe's Cos., Inc. (Specialty Retail)	3,869	852,959
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	775	231,493
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,624	392,602
McDonald's Corp. (Hotels, Restaurants & Leisure)	4,232	1,078,483
MGM Resorts International* (Hotels, Restaurants & Leisure)	1,694	75,281
Mohawk Industries, Inc.* (Household Durables)	357	40,552
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	8,191	617,355

Common Stocks, continued

	Shares	Value
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,901	$54,510
NVR, Inc.* (Household Durables)	21	159,360
O'Reilly Automotive, Inc.* (Specialty Retail)	398	420,312
Pool Corp. (Distributors)	259	79,598
PulteGroup, Inc. (Household Durables)	1,421	156,452
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	264	46,216
Ross Stores, Inc. (Specialty Retail)	2,267	329,440
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	1,601	255,247
Starbucks Corp. (Hotels, Restaurants & Leisure)	7,660	596,331
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,553	66,453
Tesla, Inc.* (Automobiles)	18,525	3,665,727
The Home Depot, Inc. (Specialty Retail)	6,619	2,278,524
The TJX Cos., Inc. (Specialty Retail)	7,659	843,256
Tractor Supply Co. (Specialty Retail)	729	196,830
Ulta Beauty, Inc.* (Specialty Retail)	325	125,408
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	637	57,012
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1,904	252,204
TOTAL COMMON STOCKS (Cost $15,919,184)		24,426,843

Repurchase Agreements(a) (2.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $489,211	$489,000	$489,000
TOTAL REPURCHASE AGREEMENTS (Cost $489,000)		489,000
TOTAL INVESTMENT SECURITIES (Cost $16,408,184)—100.0%		24,915,843
Net other assets (liabilities)—(NM)		(5,189)
NET ASSETS—100.0%		$24,910,654

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM  Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

22 :: ProFund VP Consumer Discretionary :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Discretionary Select Sector Index	Goldman Sachs International	7/23/24	6.08%	$488,225	$2,297

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Discretionary invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Automobile Components	$179,222	0.7%
Automobiles	4,356,739	17.5%
Broadline Retail	6,005,261	24.2%
Distributors	284,744	1.1%
Hotels, Restaurants & Leisure	5,724,235	23.0%
Household Durables	1,055,642	4.2%
Leisure Products	51,714	0.2%
Specialty Retail	5,640,314	22.6%
Textiles, Apparel & Luxury Goods	1,128,972	4.5%
Other**	483,811	2.0%
Total	$24,910,654	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Consumer Staples :: 23

Common Stocks (97.3%)

	Shares	Value
Altria Group, Inc. (Tobacco)	7,742	$352,648
Archer-Daniels-Midland Co. (Food Products)	2,229	134,743
Brown-Forman Corp.—Class B (Beverages)	807	34,854
Bunge Global SA (Food Products)	639	68,226
Campbell Soup Co. (Food Products)	887	40,084
Church & Dwight Co., Inc. (Household Products)	1,102	114,255
Colgate-Palmolive Co. (Household Products)	3,697	358,757
Conagra Brands, Inc. (Food Products)	2,156	61,274
Constellation Brands, Inc.—Class A (Beverages)	726	186,785
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	1,732	1,472,183
Dollar General Corp. (Consumer Staples Distribution & Retail)	990	130,908
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	934	99,723
General Mills, Inc. (Food Products)	2,545	160,997
Hormel Foods Corp. (Food Products)	1,309	39,911
Kellanova (Food Products)	1,187	68,466
Kenvue, Inc. (Personal Care Products)	8,630	156,893
Keurig Dr Pepper, Inc. (Beverages)	4,704	157,114
Kimberly-Clark Corp. (Household Products)	1,517	209,649
Lamb Weston Holdings, Inc. (Food Products)	651	54,736
McCormick & Co., Inc. (Food Products)	1,135	80,517
Molson Coors Beverage Co.—Class B (Beverages)	820	41,681
Mondelez International, Inc.—Class A (Food Products)	6,045	395,585
Monster Beverage Corp.* (Beverages)	3,197	159,690
PepsiCo, Inc. (Beverages)	2,831	466,917
Philip Morris International, Inc. (Tobacco)	4,537	459,734
Sysco Corp. (Consumer Staples Distribution & Retail)	2,244	160,199
Target Corp. (Consumer Staples Distribution & Retail)	2,085	308,663
The Clorox Co. (Household Products)	559	76,287
The Coca-Cola Co. (Beverages)	15,142	963,788
The Estee Lauder Cos., Inc. (Personal Care Products)	1,050	111,720

Common Stocks, continued

	Shares	Value
The Hershey Co. (Food Products)	666	$122,431
The JM Smucker Co. (Food Products)	478	52,121
The Kraft Heinz Co. (Food Products)	3,558	114,639
The Kroger Co. (Consumer Staples Distribution & Retail)	3,017	150,639
The Procter & Gamble Co. (Household Products)	9,218	1,520,233
Tyson Foods, Inc.—Class A (Food Products)	1,289	73,653
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	3,228	39,043
Walmart, Inc. (Consumer Staples Distribution & Retail)	16,684	1,129,674
TOTAL COMMON STOCKS (Cost $5,212,933)		10,329,420

Repurchase Agreements(a) (2.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $267,115	$267,000	$267,000
TOTAL REPURCHASE AGREEMENTS (Cost $267,000)		267,000
TOTAL INVESTMENT SECURITIES (Cost $5,479,933)—99.8%		10,596,420
Net other assets (liabilities)—0.2%		18,618
NET ASSETS—100.0%		$10,615,038

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Staples Select Sector Index	Goldman Sachs International	7/23/24	6.08%	$218,595	$(2,563)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

24 :: ProFund VP Consumer Staples :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

ProFund VP Consumer Staples invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Beverages	$2,010,829	18.9%
Consumer Staples Distribution & Retail	3,491,033	32.9%
Food Products	1,467,382	13.8%
Household Products	2,279,181	21.5%
Personal Care Products	268,613	2.5%
Tobacco	812,382	7.7%
Other**	285,618	2.7%
Total	$10,615,038	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Dow 30 :: 25

Repurchase Agreements(a)(b) (99.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $389,168	$389,000	$389,000
TOTAL REPURCHASE AGREEMENTS (Cost $389,000)		389,000
TOTAL INVESTMENT SECURITIES (Cost $389,000)—99.7%		389,000
Net other assets (liabilities)—0.3%		1,278
NET ASSETS—100.0%		$390,278

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2024, the aggregate amount held in a segregated account was $16,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	7/29/24	6.08%	$324,988	$(430)
Dow Jones Industrial Average	UBS AG	7/29/24	5.48%	64,057	(84)
				$389,045	$(514)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

26 :: ProFund VP Emerging Markets :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks (79.0%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	25,911	$1,865,593
Ambev S.A.ADR (Beverages)	65,915	135,126
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	15,258	259,386
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	25,593	292,272
Baidu, Inc.*ADR (Interactive Media & Services)	4,259	368,318
Banco Bradesco S.A.ADR (Banks)	79,356	177,757
Banco de ChileADR(a) (Banks)	3,245	73,434
BeiGene, Ltd.*ADR (Biotechnology)	901	128,546
Cemex S.A.B. de C.V.ADR (Construction Materials)	22,614	144,503
Centrais Eletricas Brasileiras S.A.ADR(a) (Electric Utilities)	15,444	99,305
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	5,679	219,266
Cia de Saneamento Basico do Estado de Sao Paulo SABESPADR (Water Utilities)	5,106	68,676
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	785	67,384
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	1,819	138,590
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,725	293,347
Full Truck Alliance Co., Ltd.ADR (Ground Transportation)	9,821	78,961
Gerdau S.A.ADR (Metals & Mining)	20,734	68,422
Gold Fields, Ltd.ADR (Metals & Mining)	13,349	198,900
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	577	89,879
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	273	81,769
H World Group, Ltd.ADR (Hotels, Restaurants & Leisure)	2,095	69,805
HDFC Bank, Ltd.ADR (Banks)	25,725	1,654,889
ICICI Bank, Ltd.ADR (Banks)	31,884	918,578
Infosys, Ltd.ADR(a) (IT Services)	50,921	948,149
Itau Unibanco Holding S.A.ADR (Banks)	72,394	422,781
JD.com, Inc.ADR (Broadline Retail)	18,805	485,921
Kanzhun, Ltd.ADR (Interactive Media & Services)	4,990	93,862
KB Financial Group, Inc.ADR (Banks)	5,613	317,752
KE Holdings, Inc.ADR (Real Estate Management & Development)	9,976	141,160
Li Auto, Inc.*ADR(a) (Automobiles)	8,707	155,681
NetEase, Inc.ADR (Entertainment)	5,219	498,833
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	2,238	173,959
NIO, Inc.*ADR(a) (Automobiles)	25,775	107,224
PDD Holdings, Inc.*ADR (Broadline Retail)	9,906	1,317,003
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	27,796	402,764
POSCO Holdings, Inc.ADR(a) (Metals & Mining)	4,447	292,346
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	7,104	132,845
Shinhan Financial Group Co., Ltd.ADR(a) (Banks)	7,224	251,467
Sociedad Quimica y Minera de Chile S.A.ADR(a) (Electrical Equipment)	2,134	86,961
Suzano S.A.ADR (Paper & Forest Products)	10,910	112,046

Common Stocks, continued

	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	23,367	$4,061,417
TAL Education Group*ADR (Diversified Consumer Services)	6,895	73,570
Tencent Music Entertainment GroupADR (Entertainment)	9,363	131,550
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	8,361	392,967
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	34,813	304,962
Vale S.A.ADR (Metals & Mining)	54,248	605,950
Wipro, Ltd.ADR(a) (IT Services)	21,086	128,625
Woori Financial Group, Inc.ADR(a) (Banks)	3,293	105,508
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	6,345	131,659
TOTAL COMMON STOCKS (Cost $10,686,274)		19,369,668

Preferred Stock (1.9%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	34,313	468,029
TOTAL PREFERRED STOCK (Cost $134,116)		468,029

Repurchase Agreements(b)(c) (5.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $1,427,617	$1,427,000	$1,427,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,427,000)		1,427,000

Collateral for Securities Loaned(d) (9.0%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.23%(e)	2,198,218	$2,198,218
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,171,895)		2,198,218
TOTAL INVESTMENT SECURITIES (Cost $14,419,285)—95.7%		23,462,915
Net other assets (liabilities)—4.3%		1,040,219
NET ASSETS—100.0%		$24,503,134

*  Non-income producing security.

(a)  All or part of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $2,088,085.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2024, the aggregate amount held in a segregated account was $284,000.

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Emerging Markets :: 27

(c)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)  Securities were purchased with cash collateral held from securities on loan at June 30, 2024.

(e)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2024.

ADR  American Depositary Receipt

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	7/29/24	6.08%	$3,870,186	$(362)
S&P Emerging 50 ADR Index (USD)	UBS AG	7/29/24	5.83%	815,279	29
				$4,685,465	$(333)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Emerging Markets invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Air Freight & Logistics	$131,659	0.5%
Automobiles	262,905	1.1%
Banks	3,922,166	15.9%
Beverages	495,857	2.0%
Biotechnology	128,546	0.5%
Broadline Retail	3,668,517	15.0%
Construction Materials	144,503	0.6%
Diversified Consumer Services	247,529	1.0%
Diversified Telecommunication Services	352,111	1.4%
Electric Utilities	99,305	0.4%
Electrical Equipment	86,961	0.4%
Entertainment	630,383	2.6%
Ground Transportation	78,961	0.3%
Hotels, Restaurants & Leisure	462,772	1.9%
Interactive Media & Services	462,180	1.9%
IT Services	1,076,774	4.4%
Metals & Mining	1,165,618	4.7%
Oil, Gas & Consumable Fuels	870,793	3.5%
Paper & Forest Products	112,046	0.5%
Pharmaceuticals	138,590	0.6%
Real Estate Management & Development	141,160	0.6%
Semiconductors & Semiconductor Equipment	4,658,651	19.0%
Transportation Infrastructure	171,648	0.7%
Water Utilities	68,676	0.3%
Wireless Telecommunication Services	259,386	1.1%
Other**	4,665,437	19.1%
Total	$24,503,134	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of June 30, 2024:

	Value	% of Net Assets
Brazil	$2,560,856	10.4%
Chile	160,395	0.7%
China	4,769,063	19.5%
India	3,788,831	15.5%
Indonesia	132,845	0.5%
Ireland	1,317,003	5.4%
Mexico	936,268	3.8%
South Africa	198,900	0.8%
South Korea	967,073	3.9%
Taiwan	4,877,917	19.9%
United States	128,546	0.5%
Other**	4,665,437	19.1%
Total	$24,503,134	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

28 :: ProFund VP Energy :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks (98.4%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	11,589	$341,180
Baker Hughes Co. (Energy Equipment & Services)	32,124	1,129,801
Chevron Corp. (Oil, Gas & Consumable Fuels)	50,022	7,824,441
ConocoPhillips (Oil, Gas & Consumable Fuels)	17,308	1,979,689
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	23,956	638,907
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	20,343	964,258
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	5,740	1,149,091
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	16,773	2,111,218
EQT Corp. (Oil, Gas & Consumable Fuels)	14,213	525,597
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	88,688	10,209,763
Halliburton Co. (Energy Equipment & Services)	28,496	962,595
Hess Corp. (Oil, Gas & Consumable Fuels)	8,897	1,312,485
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	62,152	1,234,960
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	18,155	520,504
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	11,132	1,931,179
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	21,405	1,349,157
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	18,788	1,532,161
Phillips 66 (Oil, Gas & Consumable Fuels)	13,646	1,926,406
Schlumberger N.V. (Energy Equipment & Services)	44,029	2,077,288

Common Stocks, continued

	Shares	Value
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	7,137	$919,103
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	39,230	1,667,275
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	10,526	1,650,056
TOTAL COMMON STOCKS (Cost $14,114,225)		43,957,114

Repurchase Agreements(a) (1.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $516,223	$516,000	$516,000
TOTAL REPURCHASE AGREEMENTS (Cost $516,000)		516,000
TOTAL INVESTMENT SECURITIES (Cost $14,630,225)—99.6%		44,473,114
Net other assets (liabilities)—0.4%		169,936
NET ASSETS—100.0%		$44,643,050

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	7/23/24	6.08%	$775,656	$(2,215)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Energy invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Energy Equipment & Services	$4,169,684	9.3%
Oil, Gas & Consumable Fuels	39,787,430	89.1%
Other**	685,936	1.6%
Total	$44,643,050	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Europe 30 :: 29

Common Stocks (99.6%)

	Shares	Value
Anheuser-Busch InBev S.A./N.V.ADR (Beverages)	9,742	$566,497
ArcelorMittal SANYS (Metals & Mining)	12,703	291,280
Argenx SE*ADR (Biotechnology)	870	374,135
Ascendis Pharma A/S*ADR (Biotechnology)	2,611	356,088
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	1,044	1,067,730
AstraZeneca PLCADR (Pharmaceuticals)	6,438	502,100
Barclays PLCADR (Banks)	47,853	512,506
BioNTech SE*ADR (Biotechnology)	3,480	279,653
BP PLCADR (Oil, Gas & Consumable Fuels)	15,835	571,644
British American Tobacco PLCADR (Tobacco)	16,007	495,097
Diageo PLCADR (Beverages)	3,480	438,758
Equinor ASAADR(a) (Oil, Gas & Consumable Fuels)	17,227	492,003
GSK PLCADR (Pharmaceuticals)	13,398	515,823
Haleon PLCADR (Personal Care Products)	48,201	398,140
HSBC Holdings PLCADR(a) (Banks)	13,921	605,563
ING Groep N.V.ADR (Banks)	29,234	501,071
National Grid PLC*ADR (Multi-Utilities)	6,264	355,795
Nokia OyjADR (Communications Equipment)	103,711	392,028
Novo Nordisk A/SADR (Pharmaceuticals)	1,044	149,021
RELX PLCADR (Professional Services)	12,528	574,785
Rio Tinto PLCADR (Metals & Mining)	8,352	550,647
Ryanair Holdings PLCADR (Passenger Airlines)	2,784	324,169
Sanofi S.A.ADR (Pharmaceuticals)	12,528	607,859
SAP SEADR(a) (Software)	5,046	1,017,828
Shell PLCADR (Oil, Gas & Consumable Fuels)	12,877	929,461
STMicroelectronics N.V.NYS (Semiconductors & Semiconductor Equipment)	8,352	328,067
Telefonaktiebolaget LM EricssonADR(a) (Communications Equipment)	56,205	346,785
Tenaris S.A.ADR (Energy Equipment & Services)	10,093	308,038
TotalEnergies SEADR (Oil, Gas & Consumable Fuels)	7,831	522,171
Vodafone Group PLCADR (Wireless Telecommunication Services)	41,589	368,894
TOTAL COMMON STOCKS (Cost $9,245,728)		14,743,636

Collateral for Securities Loaned(b) (15.6%)

Invesco Government & Agency Portfolio—Institutional Shares, 5.23%(c)	2,305,467	2,305,467
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,305,467)		2,305,467
TOTAL INVESTMENT SECURITIES (Cost $11,551,195)—115.2%		17,049,103
Net other assets (liabilities)—(15.2)%		(2,249,695)
NET ASSETS—100.0%		$14,799,408

*  Non-income producing security.

(a)  All or part of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $2,249,712.

(b)  Securities were purchased with cash collateral held from securities on loan at June 30, 2024.

(c)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2024.

ADR  American Depositary Receipt

NYS  New York Shares

ProFund VP Europe 30 invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Banks	$1,619,140	11.0%
Beverages	1,005,255	6.8%
Biotechnology	1,009,876	6.8%
Communications Equipment	738,813	4.9%
Energy Equipment & Services	308,038	2.0%
Metals & Mining	841,927	5.7%
Multi-Utilities	355,795	2.4%
Oil, Gas & Consumable Fuels	2,515,279	17.0%
Passenger Airlines	324,169	2.2%
Personal Care Products	398,140	2.7%
Pharmaceuticals	1,774,803	12.0%
Professional Services	574,785	3.9%
Semiconductors & Semiconductor Equipment	1,395,797	9.5%
Software	1,017,828	6.9%
Tobacco	495,097	3.3%
Wireless Telecommunication Services	368,894	2.5%
Other**	55,772	0.4%
Total	$14,799,408	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of June 30, 2024:

	Value	% of Net Assets
Belgium	$566,497	3.8%
Denmark	505,109	3.4%
Finland	392,028	2.6%
France	1,130,030	7.6%
Germany	1,297,481	8.8%
Ireland	324,169	2.2%
Luxembourg	599,318	4.0%
Netherlands	1,942,936	13.2%
Norway	492,003	3.3%
Sweden	346,785	2.3%
Switzerland	328,067	2.2%
United Kingdom	6,819,213	46.2%
Other**	55,772	0.4%
Total	$14,799,408	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

30 :: ProFund VP Falling U.S. Dollar :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (101.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $456,197	$456,000	$456,000
TOTAL REPURCHASE AGREEMENTS (Cost $456,000)		456,000
TOTAL INVESTMENT SECURITIES (Cost $456,000)—101.9%		456,000
Net other assets (liabilities)—(1.9)%		(8,675)
NET ASSETS—100.0%		$447,325

(a)  A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At June 30, 2024, the aggregate amount held in a segregated account was $4,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of June 30, 2024, the ProFund VP Falling U.S. Dollar's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	31,248	U.S. dollar	$40,147	7/12/24	$39,497	$(650)
Canadian dollar	40,277	U.S. dollar	29,430	7/12/24	29,453	23
Euro	173,758	U.S. dollar	188,423	7/12/24	186,168	(2,255)
Japanese yen	6,484,969	U.S. dollar	41,753	7/12/24	40,388	(1,365)
Swedish krona	141,388	U.S. dollar	13,750	7/12/24	13,354	(396)
Swiss franc	10,137	U.S. dollar	11,410	7/12/24	11,302	(108)
Total Long Contracts			$324,913		$320,162	$(4,751)

As of June 30, 2024, the ProFund VP Falling U.S. Dollar's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$5,617	British pound	4,390	7/12/24	$5,549	$68
U.S. dollar	4,223	Canadian dollar	5,794	7/12/24	4,237	(14)
U.S. dollar	28,028	Euro	25,913	7/12/24	27,764	264
U.S. dollar	6,479	Japanese yen	1,012,271	7/12/24	6,304	175
U.S. dollar	2,107	Swedish krona	21,865	7/12/24	2,065	42
U.S. dollar	1,732	Swiss franc	1,544	7/12/24	1,722	10
Total Short Contracts	$48,186				$47,641	$545
Long:
British pound	15,257	U.S. dollar	$19,584	7/12/24	$19,285	$(299)
Canadian dollar	21,280	U.S. dollar	15,559	7/12/24	15,561	2
Euro	92,897	U.S. dollar	100,685	7/12/24	99,532	(1,153)
Japanese yen	4,246,553	U.S. dollar	27,253	7/12/24	26,448	(805)
Swedish krona	77,770	U.S. dollar	7,554	7/12/24	7,345	(209)
Swiss franc	5,806	U.S. dollar	6,537	7/12/24	6,473	(64)
Total Long Contracts			$177,172		$174,644	$(2,528)
Total unrealized appreciation						$584
Total unrealized (depreciation)						(7,318)
Total net unrealized appreciation/(depreciation)						$(6,734)

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Financials :: 31

Common Stocks (97.9%)

	Shares		Value
Aflac, Inc. (Insurance)	2,597		$231,938
American Express Co. (Consumer Finance)	2,854		660,843
American International Group, Inc. (Insurance)	3,333		247,442
Ameriprise Financial, Inc. (Capital Markets)	499		213,168
Aon PLC—Class A (Insurance)	1,092		320,589
Arch Capital Group, Ltd.* (Insurance)	1,878		189,471
Arthur J. Gallagher & Co. (Insurance)	1,097		284,463
Assurant, Inc. (Insurance)	261		43,391
Bank of America Corp. (Banks)	34,169		1,358,901
Berkshire Hathaway, Inc.*—Class B (Financial Services)	9,092		3,698,626
BlackRock, Inc. (Capital Markets)	701		551,911
Blackstone, Inc. (Capital Markets)	3,589		444,318
Brown & Brown, Inc. (Insurance)	1,189		106,308
Capital One Financial Corp. (Consumer Finance)	1,919		265,686
Cboe Global Markets, Inc. (Capital Markets)	528		89,792
Chubb, Ltd. (Insurance)	2,039		520,108
Cincinnati Financial Corp. (Insurance)	786		92,827
Citigroup, Inc. (Banks)	9,579		607,883
Citizens Financial Group, Inc. (Banks)	2,285		82,329
CME Group, Inc. (Capital Markets)	1,808		355,453
Corpay, Inc.* (Software)	353		94,043
Discover Financial Services (Consumer Finance)	1,259		164,690
Everest Group, Ltd. (Insurance)	218		83,062
FactSet Research Systems, Inc. (Capital Markets)	191		77,980
Fidelity National Information Services, Inc. (Financial Services)	2,794		210,556
Fifth Third Bancorp (Banks)	3,435		125,343
First Horizon Corp. (Banks)	—	(a)	6
Fiserv, Inc.* (Financial Services)	2,938		437,880
Franklin Resources, Inc. (Capital Markets)	1,506		33,659
Global Payments, Inc. (Financial Services)	1,282		123,969
Globe Life, Inc. (Insurance)	422		34,722
Huntington Bancshares, Inc. (Banks)	7,278		95,924
Intercontinental Exchange, Inc. (Capital Markets)	2,881		394,380
Invesco, Ltd. (Capital Markets)	2,259		33,795
Jack Henry & Associates, Inc. (Financial Services)	366		60,763
JPMorgan Chase & Co. (Banks)	14,422		2,916,994
KeyCorp (Banks)	4,735		67,284
KKR & Co., Inc. (Capital Markets)	3,342		351,712
Loews Corp. (Insurance)	912		68,163
M&T Bank Corp. (Banks)	838		126,840
MarketAxess Holdings, Inc. (Capital Markets)	190		38,101
Marsh & McLennan Cos., Inc. (Insurance)	2,474		521,321
Mastercard, Inc.—Class A (Financial Services)	4,123		1,818,903
MetLife, Inc. (Insurance)	3,000		210,570
Moody's Corp. (Capital Markets)	789		332,114
Morgan Stanley (Capital Markets)	6,284		610,741
MSCI, Inc. (Capital Markets)	398		191,737
Nasdaq, Inc. (Capital Markets)	1,911		115,157
Northern Trust Corp. (Capital Markets)	1,027		86,247
PayPal Holdings, Inc.* (Financial Services)	5,253		304,832

Common Stocks, continued

	Shares	Value
Principal Financial Group, Inc. (Insurance)	1,083	$84,961
Prudential Financial, Inc. (Insurance)	1,803	211,294
Raymond James Financial, Inc. (Capital Markets)	937	115,823
Regions Financial Corp. (Banks)	4,599	92,164
S&P Global, Inc. (Capital Markets)	1,608	717,167
State Street Corp. (Capital Markets)	1,513	111,962
Synchrony Financial (Consumer Finance)	2,017	95,182
T. Rowe Price Group, Inc. (Capital Markets)	1,121	129,263
The Allstate Corp. (Insurance)	1,325	211,550
The Bank of New York Mellon Corp. (Capital Markets)	3,756	224,947
The Charles Schwab Corp. (Capital Markets)	7,497	552,454
The Goldman Sachs Group, Inc. (Capital Markets)	1,619	732,305
The Hartford Financial Services Group, Inc. (Insurance)	1,485	149,302
The PNC Financial Services Group, Inc. (Banks)	1,998	310,649
The Progressive Corp. (Insurance)	2,941	610,876
The Travelers Cos., Inc. (Insurance)	1,150	233,841
Truist Financial Corp. (Banks)	6,720	261,072
U.S. Bancorp (Banks)	7,837	311,129
Visa, Inc.—Class A (Financial Services)	7,905	2,074,825
W.R. Berkley Corp. (Insurance)	1,014	79,680
Wells Fargo & Co. (Banks)	17,508	1,039,800
Willis Towers Watson PLC (Insurance)	513	134,478
TOTAL COMMON STOCKS (Cost $7,306,118)		28,581,659

Repurchase Agreements(b) (2.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $725,313	$725,000	$725,000
TOTAL REPURCHASE AGREEMENTS (Cost $725,000)		725,000
TOTAL INVESTMENT SECURITIES (Cost $8,031,118)—100.4%		29,306,659
Net other assets (liabilities)—(0.4)%		(106,633)
NET ASSETS—100.0%		$29,200,026

*  Non-income producing security.

(a)  Number of shares is less than 0.50

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

32 :: ProFund VP Financials :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Financial Select Sector Index	Goldman Sachs International	7/23/24	6.08%	$825,214	$(6,182)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Financials invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Banks	$7,396,318	25.3%
Capital Markets	6,504,186	22.3%
Consumer Finance	1,186,401	4.1%
Financial Services	8,730,354	29.9%
Insurance	4,670,357	16.0%
Software	94,043	0.3%
Other**	618,367	2.1%
Total	$29,200,026	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Government Money Market :: 33

U.S. Treasury Obligations (45.6%)

	Principal Amount	Value
U.S. Treasury Bills 4.64%+, 7/9/24	$2,000,000	$1,997,683
4.91%+, 7/18/24	2,000,000	1,995,098
5.06%+, 7/30/24	2,000,000	1,991,606
5.09%+, 8/6/24	2,000,000	1,989,590
5.11%+, 8/13/24	2,000,000	1,987,578
5.14%+, 8/20/24	2,000,000	1,985,556
5.16%+, 8/27/24	2,000,000	1,983,518
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,930,629)		13,930,629
Repurchase Agreements(a) (54.6%)
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $16,671,205	16,664,000	16,664,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,664,000)		16,664,000
TOTAL INVESTMENT SECURITIES (Cost $30,594,629)—100.2%		30,594,629
Net other assets (liabilities)—(0.2)%		(49,306)
NET ASSETS—100.0%		$30,545,323

+  Reflects the effective yield or interest rate in effect at June 30, 2024.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

34 :: ProFund VP Health Care :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks (99.0%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	12,077	$1,254,921
AbbVie, Inc. (Biotechnology)	12,258	2,102,492
Agilent Technologies, Inc. (Life Sciences Tools & Services)	2,034	263,667
Align Technology, Inc.* (Health Care Equipment & Supplies)	486	117,335
Amgen, Inc. (Biotechnology)	3,724	1,163,564
Baxter International, Inc. (Health Care Equipment & Supplies)	3,537	118,313
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	2,007	469,056
Biogen, Inc.* (Biotechnology)	1,010	234,138
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	142	38,782
Bio-Techne Corp. (Life Sciences Tools & Services)	1,094	78,385
Boston Scientific Corp.* (Health Care Equipment & Supplies)	10,205	785,887
Bristol-Myers Squibb Co. (Pharmaceuticals)	14,071	584,369
Cardinal Health, Inc. (Health Care Providers & Services)	1,690	166,161
Catalent, Inc.* (Pharmaceuticals)	1,256	70,625
Cencora, Inc. (Health Care Providers & Services)	1,149	258,870
Centene Corp.* (Health Care Providers & Services)	3,704	245,575
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	358	73,956
CVS Health Corp. (Health Care Providers & Services)	8,714	514,649
Danaher Corp. (Life Sciences Tools & Services)	4,576	1,143,314
DaVita, Inc.* (Health Care Providers & Services)	359	49,747
Dexcom, Inc.* (Health Care Equipment & Supplies)	2,760	312,929
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	4,183	386,384
Elevance Health, Inc. (Health Care Providers & Services)	1,614	874,562
Eli Lilly & Co. (Pharmaceuticals)	5,542	5,017,616
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	2,947	229,630
Gilead Sciences, Inc. (Biotechnology)	8,648	593,339
HCA Healthcare, Inc. (Health Care Providers & Services)	1,345	432,122
Henry Schein, Inc.* (Health Care Providers & Services)	888	56,921
Hologic, Inc.* (Health Care Equipment & Supplies)	1,619	120,211
Humana, Inc. (Health Care Providers & Services)	837	312,745
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	573	279,166
Incyte Corp.* (Biotechnology)	1,104	66,924
Insulet Corp.* (Health Care Equipment & Supplies)	487	98,277
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,462	1,095,221

Common Stocks, continued

	Shares	Value
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	1,265	$267,472
Johnson & Johnson (Pharmaceuticals)	16,707	2,441,895
Labcorp Holdings, Inc. (Health Care Providers & Services)	585	119,053
McKesson Corp. (Health Care Providers & Services)	903	527,388
Medtronic PLC (Health Care Equipment & Supplies)	9,217	725,470
Merck & Co., Inc. (Pharmaceuticals)	17,583	2,176,775
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	149	208,241
Moderna, Inc.* (Biotechnology)	2,315	274,906
Molina Healthcare, Inc.* (Health Care Providers & Services)	407	121,001
Pfizer, Inc. (Pharmaceuticals)	39,337	1,100,649
Quest Diagnostics, Inc. (Health Care Providers & Services)	771	105,534
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	736	773,558
ResMed, Inc. (Health Care Equipment & Supplies)	1,020	195,248
Revvity, Inc. (Life Sciences Tools & Services)	856	89,760
Solventum Corp.* (Health Care Providers & Services)	958	50,659
STERIS PLC (Health Care Equipment & Supplies)	686	150,604
Stryker Corp. (Health Care Equipment & Supplies)	2,354	800,949
Teleflex, Inc. (Health Care Equipment & Supplies)	327	68,778
The Cigna Group (Health Care Providers & Services)	1,972	651,884
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	1,379	120,387
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,650	1,465,450
UnitedHealth Group, Inc. (Health Care Providers & Services)	6,389	3,253,662
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	414	76,561
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,791	839,478
Viatris, Inc. (Pharmaceuticals)	8,264	87,846
Waters Corp.* (Life Sciences Tools & Services)	412	119,529
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	506	166,671
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,428	154,981
Zoetis, Inc. (Pharmaceuticals)	3,168	549,204
TOTAL COMMON STOCKS (Cost $6,213,108)		37,293,446

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Health Care :: 35

Repurchase Agreements(a) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $260,112	$260,000	$260,000
TOTAL REPURCHASE AGREEMENTS (Cost $260,000)		260,000
TOTAL INVESTMENT SECURITIES (Cost $6,473,108)—99.7%		37,553,446
Net other assets (liabilities)—0.3%		120,222
NET ASSETS—100.0%		$37,673,668

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Health Care Select Sector Index	Goldman Sachs International	7/23/24	6.08%	$539,605	$(5,144)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Health Care invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Biotechnology	$6,048,400	16.1%
Health Care Equipment & Supplies	7,483,745	19.9%
Health Care Providers & Services	7,817,094	20.7%
Life Sciences Tools & Services	3,915,227	10.4%
Pharmaceuticals	12,028,980	31.9%
Other**	380,222	1.0%
Total	$37,673,668	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

36 :: ProFund VP Industrials :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks (98.3%)

	Shares	Value
3M Co. (Industrial Conglomerates)	2,407	$245,971
A.O. Smith Corp. (Building Products)	525	42,935
Allegion PLC (Building Products)	380	44,897
American Airlines Group, Inc.* (Passenger Airlines)	2,854	32,336
AMETEK, Inc. (Electrical Equipment)	1,007	167,877
Automatic Data Processing, Inc. (Professional Services)	1,780	424,869
Axon Enterprise, Inc.* (Aerospace & Defense)	309	90,920
Broadridge Financial Solutions, Inc. (Professional Services)	514	101,258
Builders FirstSource, Inc.* (Building Products)	531	73,496
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	509	44,853
Carrier Global Corp. (Building Products)	3,645	229,927
Caterpillar, Inc. (Machinery)	2,127	708,504
Cintas Corp. (Commercial Services & Supplies)	375	262,598
Copart, Inc.* (Commercial Services & Supplies)	3,805	206,079
CSX Corp. (Ground Transportation)	8,503	284,425
Cummins, Inc. (Machinery)	595	164,773
Dayforce, Inc.* (Professional Services)	687	34,075
Deere & Co. (Machinery)	1,126	420,707
Delta Air Lines, Inc. (Passenger Airlines)	2,807	133,164
Dover Corp. (Machinery)	598	107,909
Eaton Corp. PLC (Electrical Equipment)	1,739	545,264
Emerson Electric Co. (Electrical Equipment)	2,488	274,078
Equifax, Inc. (Professional Services)	538	130,443
Expeditors International of Washington, Inc. (Air Freight & Logistics)	614	76,621
Fastenal Co. (Trading Companies & Distributors)	2,490	156,472
FedEx Corp. (Air Freight & Logistics)	985	295,342
Fortive Corp. (Machinery)	1,531	113,447
GE Vernova, Inc.* (Electrical Equipment)	1,192	204,440
Generac Holdings, Inc.* (Electrical Equipment)	264	34,906
General Dynamics Corp. (Aerospace & Defense)	989	286,948
General Electric Co. (Industrial Conglomerates)	4,761	756,857
Honeywell International, Inc. (Industrial Conglomerates)	2,832	604,745
Howmet Aerospace, Inc. (Aerospace & Defense)	1,687	130,962
Hubbell, Inc. (Electrical Equipment)	234	85,522
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	172	42,369
IDEX Corp. (Machinery)	329	66,195
Illinois Tool Works, Inc. (Machinery)	1,181	279,850
Ingersoll Rand, Inc. (Machinery)	1,755	159,424
J.B. Hunt Transport Services, Inc. (Ground Transportation)	355	56,800
Jacobs Solutions, Inc. (Professional Services)	545	76,142
Johnson Controls International PLC (Building Products)	2,930	194,757
L3Harris Technologies, Inc. (Aerospace & Defense)	825	185,279

Common Stocks, continued

	Shares	Value
Leidos Holdings, Inc. (Professional Services)	588	$85,777
Lockheed Martin Corp. (Aerospace & Defense)	929	433,936
Masco Corp. (Building Products)	958	63,870
Nordson Corp. (Machinery)	236	54,738
Norfolk Southern Corp. (Ground Transportation)	983	211,040
Northrop Grumman Corp. (Aerospace & Defense)	605	263,750
Old Dominion Freight Line, Inc. (Ground Transportation)	775	136,865
Otis Worldwide Corp. (Machinery)	1,759	169,321
PACCAR, Inc. (Machinery)	2,280	234,703
Parker-Hannifin Corp. (Machinery)	559	282,748
Paychex, Inc. (Professional Services)	1,393	165,154
Paycom Software, Inc. (Professional Services)	209	29,895
Pentair PLC (Machinery)	722	55,356
Quanta Services, Inc. (Construction & Engineering)	637	161,855
Republic Services, Inc. (Commercial Services & Supplies)	890	172,963
Rockwell Automation, Inc. (Electrical Equipment)	496	136,539
Rollins, Inc. (Commercial Services & Supplies)	1,222	59,621
RTX Corp. (Aerospace & Defense)	5,783	580,555
Snap-on, Inc. (Machinery)	229	59,858
Southwest Airlines Co. (Passenger Airlines)	2,603	74,472
Stanley Black & Decker, Inc. (Machinery)	669	53,446
Textron, Inc. (Aerospace & Defense)	829	71,178
The Boeing Co.* (Aerospace & Defense)	2,510	456,845
Trane Technologies PLC (Building Products)	985	323,995
TransDigm Group, Inc. (Aerospace & Defense)	243	310,459
Uber Technologies, Inc.* (Ground Transportation)	9,088	660,517
Union Pacific Corp. (Ground Transportation)	2,654	600,494
United Airlines Holdings, Inc.* (Passenger Airlines)	1,430	69,584
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	3,172	434,089
United Rentals, Inc. (Trading Companies & Distributors)	290	187,551
Veralto Corp. (Commercial Services & Supplies)	956	91,269
Verisk Analytics, Inc. (Professional Services)	621	167,391
W.W. Grainger, Inc. (Trading Companies & Distributors)	190	171,426
Waste Management, Inc. (Commercial Services & Supplies)	1,587	338,570
Westinghouse Air Brake Technologies Corp. (Machinery)	767	121,224
Xylem, Inc. (Machinery)	1,055	143,090
TOTAL COMMON STOCKS (Cost $7,029,746)		16,212,580

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Industrials :: 37

Repurchase Agreements(a) (2.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $352,152	$352,000	$352,000
TOTAL REPURCHASE AGREEMENTS (Cost $352,000)		352,000
TOTAL INVESTMENT SECURITIES (Cost $7,381,746)—100.4%		16,564,580
Net other assets (liabilities)—(0.4)%		(59,101)
NET ASSETS—100.0%		$16,505,479

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Industrials Select Sector Index	Goldman Sachs International	7/23/24	6.08%	$318,508	$(2,985)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Industrials invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$2,853,201	17.3%
Air Freight & Logistics	850,905	5.2%
Building Products	973,877	5.9%
Commercial Services & Supplies	1,131,100	6.9%
Construction & Engineering	161,855	1.0%
Electrical Equipment	1,448,626	8.8%
Ground Transportation	1,950,141	11.8%
Industrial Conglomerates	1,607,573	9.7%
Machinery	3,195,293	19.3%
Passenger Airlines	309,556	1.9%
Professional Services	1,215,004	7.4%
Trading Companies & Distributors	515,449	3.1%
Other**	292,899	1.7%
Total	$16,505,479	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
See accompanying notes to the financial statements.

38 :: ProFund VP International :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (100.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $10,447,515	$10,443,000	$10,443,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,443,000)		10,443,000
TOTAL INVESTMENT SECURITIES (Cost $10,443,000)—100.2%		10,443,000
Net other assets (liabilities)—(0.2)%		(22,734)
NET ASSETS—100.0%		$10,420,266

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2024, the aggregate amount held in a segregated account was $1,497,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	7/29/24	5.98%	$5,394,554	$8,074
MSCI EAFE Index	UBS AG	7/29/24	6.13%	5,021,505	7,363
				$10,416,059	$15,437

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Internet :: 39

Common Stocks (97.6%)

	Shares	Value
Airbnb, Inc.—Class A (Hotels, Restaurants & Leisure)	3,676	$557,392
Akamai Technologies, Inc.* (IT Services)	1,238	111,519
Alphabet, Inc.—Class A (Interactive Media & Services)	3,565	649,364
Alphabet, Inc.—Class C (Interactive Media & Services)	2,966	544,024
Amazon.com, Inc. (Broadline Retail)	6,528	1,261,536
Arista Networks, Inc.* (Communications Equipment)	1,763	617,896
Atlassian Corp.*—Class A (Software)	1,560	275,933
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	142	562,533
Box, Inc.*—Class A (Software)	1,294	34,213
Carvana Co.* (Specialty Retail)	967	124,472
Ciena Corp.* (Communications Equipment)	1,272	61,285
Cisco Systems, Inc. (Communications Equipment)	11,918	566,224
Cloudflare, Inc.*—Class A (IT Services)	2,535	209,974
Confluent, Inc.*—Class A (Software)	2,455	72,496
Datadog, Inc.*—Class A (Software)	2,310	299,584
DocuSign, Inc.* (Software)	1,872	100,152
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,482	269,992
DraftKings, Inc.* (Hotels, Restaurants & Leisure)	4,300	164,131
Dropbox, Inc.*—Class A (Software)	2,083	46,805
eBay, Inc. (Broadline Retail)	4,505	242,009
GoDaddy, Inc.*—Class A (IT Services)	1,358	189,726
HubSpot, Inc.* (Software)	483	284,869
Juniper Networks, Inc. (Communications Equipment)	2,606	95,015
Marathon Digital Holdings, Inc.* (Software)	2,427	48,176
Meta Platforms, Inc.—Class A (Interactive Media & Services)	2,348	1,183,908
Netflix, Inc.* (Entertainment)	1,202	811,206
Nutanix, Inc.*—Class A (Software)	2,034	115,633
Okta, Inc.* (IT Services)	1,300	121,693
Paycom Software, Inc. (Professional Services)	486	69,517
PayPal Holdings, Inc.* (Financial Services)	8,074	468,534

Common Stocks, continued

	Shares	Value
Pinterest, Inc.*—Class A (Interactive Media & Services)	5,388	$237,449
ROBLOX Corp.*—Class A (Entertainment)	3,995	148,654
Salesforce, Inc. (Software)	2,476	636,580
Smartsheet, Inc.*—Class A (Software)	1,014	44,697
Snap, Inc.*—Class A (Interactive Media & Services)	8,301	137,880
Snowflake, Inc.*—Class A (IT Services)	2,888	390,140
Teladoc Health, Inc.* (Health Care Technology)	1,403	13,721
Veeva Systems, Inc.*—Class A (Health Care Technology)	1,332	243,770
Workday, Inc.*—Class A (Software)	1,581	353,448
Zoom Video Communications, Inc.*—Class A (Software)	2,301	136,196
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	2,484	31,721
TOTAL COMMON STOCKS (Cost $5,562,210)		12,534,067

Repurchase Agreements(a) (1.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $239,103	$239,000	$239,000
TOTAL REPURCHASE AGREEMENTS (Cost $239,000)		239,000
TOTAL INVESTMENT SECURITIES (Cost $5,801,210)—99.5%		12,773,067
Net other assets (liabilities)—0.5%		68,534
NET ASSETS—100.0%		$12,841,601

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	7/23/24	6.08%	$315,398	$6,968

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

40 :: ProFund VP Internet :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

ProFund VP Internet invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Broadline Retail	$1,503,545	11.7%
Communications Equipment	1,340,420	10.4%
Entertainment	959,860	7.5%
Financial Services	468,534	3.6%
Health Care Technology	257,491	2.0%
Hotels, Restaurants & Leisure	1,554,048	12.1%
Interactive Media & Services	2,784,346	21.7%
IT Services	1,023,052	8.0%
Professional Services	69,517	0.5%
Software	2,448,782	19.1%
Specialty Retail	124,472	1.0%
Other**	307,534	2.4%
Total	$12,841,601	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Japan :: 41

Repurchase Agreements(a) (95.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $13,477,825	$13,472,000	$13,472,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,472,000)		13,472,000
TOTAL INVESTMENT SECURITIES (Cost $13,472,000)—95.0%		13,472,000
Net other assets (liabilities)—5.0%		703,299
NET ASSETS—100.0%		$14,175,299

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	70	9/13/24	$13,942,250	$383,020

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	7/29/24	5.78%	$129,031	$1,245

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

42 :: ProFund VP Large-Cap Growth :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks (100.0%)

	Shares	Value
A.O. Smith Corp. (Building Products)	89	$7,278
AbbVie, Inc. (Biotechnology)	810	138,931
Accenture PLC—Class A (IT Services)	421	127,736
Adobe, Inc.* (Software)	556	308,880
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,002	324,744
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	274	41,547
Akamai Technologies, Inc.* (IT Services)	84	7,567
Align Technology, Inc.* (Health Care Equipment & Supplies)	47	11,347
Allegion PLC (Building Products)	40	4,726
Alphabet, Inc.—Class A (Interactive Media & Services)	7,281	1,326,234
Alphabet, Inc.—Class C (Interactive Media & Services)	6,057	1,110,975
Amazon.com, Inc.* (Broadline Retail)	11,353	2,193,967
American Express Co. (Consumer Finance)	493	114,155
American Tower Corp. (Specialized REITs)	238	46,261
Ameriprise Financial, Inc. (Capital Markets)	65	27,767
AMETEK, Inc. (Electrical Equipment)	137	22,839
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	829	55,849
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	364	83,087
ANSYS, Inc.* (Software)	62	19,933
Aon PLC—Class A (Insurance)	138	40,514
APA Corp. (Oil, Gas & Consumable Fuels)	442	13,012
Apple, Inc. (Technology Hardware, Storage & Peripherals)	17,867	3,763,148
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,030	243,070
Arch Capital Group, Ltd.* (Insurance)	460	46,409
Arista Networks, Inc.* (Communications Equipment)	316	110,752
Arthur J. Gallagher & Co. (Insurance)	139	36,044
Autodesk, Inc.* (Software)	138	34,148
Automatic Data Processing, Inc. (Professional Services)	199	47,500
AutoZone, Inc.* (Specialty Retail)	14	41,497
Axon Enterprise, Inc.* (Aerospace & Defense)	89	26,187
Blackstone, Inc. (Capital Markets)	638	78,984
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	42	166,383
Boston Scientific Corp.* (Health Care Equipment & Supplies)	999	76,933
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	541	868,591
Broadridge Financial Solutions, Inc. (Professional Services)	84	16,548
Brown & Brown, Inc. (Insurance)	224	20,028
Builders FirstSource, Inc.* (Building Products)	151	20,900
Cadence Design Systems, Inc.* (Software)	338	104,020
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	154	6,120
Carnival Corp.* (Hotels, Restaurants & Leisure)	880	16,474
Carrier Global Corp. (Building Products)	494	31,162
Caterpillar, Inc. (Machinery)	353	117,585
Cboe Global Markets, Inc. (Capital Markets)	84	14,285

Common Stocks, continued

	Shares	Value
CDW Corp. (Electronic Equipment, Instruments & Components)	71	$15,893
Celanese Corp. (Chemicals)	124	16,726
CF Industries Holdings, Inc. (Chemicals)	117	8,672
Charter Communications, Inc.*—Class A (Media)	57	17,041
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	1,699	106,442
Church & Dwight Co., Inc. (Household Products)	138	14,308
Cintas Corp. (Commercial Services & Supplies)	59	41,315
CME Group, Inc. (Capital Markets)	162	31,849
Colgate-Palmolive Co. (Household Products)	391	37,943
ConocoPhillips (Oil, Gas & Consumable Fuels)	996	113,923
Constellation Energy Corp. (Electric Utilities)	178	35,648
Copart, Inc.* (Commercial Services & Supplies)	1,081	58,548
Corpay, Inc.* (Software)	88	23,444
CoStar Group, Inc.* (Real Estate Management & Development)	212	15,718
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	231	196,348
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	605	16,135
Crowdstrike Holdings, Inc.*—Class A (Software)	287	109,976
CSX Corp. (Ground Transportation)	1,209	40,441
D.R. Horton, Inc. (Household Durables)	367	51,721
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	77	11,652
DaVita, Inc.* (Health Care Providers & Services)	35	4,850
Dayforce, Inc.* (Professional Services)	104	5,158
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	32	30,974
Deere & Co. (Machinery)	184	68,748
Delta Air Lines, Inc. (Passenger Airlines)	444	21,063
Dexcom, Inc.* (Health Care Equipment & Supplies)	300	34,014
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	221	44,242
Digital Realty Trust, Inc. (Specialized REITs)	165	25,088
Discover Financial Services (Consumer Finance)	166	21,714
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	18	9,294
Eaton Corp. PLC (Electrical Equipment)	308	96,574
Ecolab, Inc. (Chemicals)	162	38,556
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	272	25,125
Electronic Arts, Inc. (Entertainment)	133	18,531
Eli Lilly & Co. (Pharmaceuticals)	991	897,232
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	60	5,983
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	469	59,033
EPAM Systems, Inc.* (IT Services)	29	5,455
Equifax, Inc. (Professional Services)	60	14,548
Equinix, Inc. (Specialized REITs)	56	42,370
Etsy, Inc.* (Broadline Retail)	59	3,480
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	156	19,654

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Growth :: 43

Common Stocks, continued

	Shares		Value
Expeditors International of Washington, Inc. (Air Freight & Logistics)	64		$7,987
FactSet Research Systems, Inc. (Capital Markets)	22		8,982
Fair Isaac Corp.* (Software)	31		46,148
Fastenal Co. (Trading Companies & Distributors)	351		22,057
First Horizon Corp. (Banks)	—	(a)	—	(b)
Fiserv, Inc.* (Financial Services)	378		56,337
Fortinet, Inc.* (Software)	782		47,131
Fortive Corp. (Machinery)	432		32,011
Freeport-McMoRan, Inc. (Metals & Mining)	887		43,108
Garmin, Ltd. (Household Durables)	103		16,781
Gartner, Inc.* (IT Services)	96		43,110
GE Vernova, Inc.* (Electrical Equipment)	148		25,383
Generac Holdings, Inc.* (Electrical Equipment)	47		6,214
General Electric Co. (Industrial Conglomerates)	582		92,521
GoDaddy, Inc.*—Class A (IT Services)	173		24,170
HCA Healthcare, Inc. (Health Care Providers & Services)	117		37,590
Hess Corp. (Oil, Gas & Consumable Fuels)	342		50,452
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	311		67,860
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	522		9,386
Howmet Aerospace, Inc. (Aerospace & Defense)	273		21,193
Hubbell, Inc. (Electrical Equipment)	31		11,330
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	58		28,258
Illinois Tool Works, Inc. (Machinery)	156		36,966
Ingersoll Rand, Inc. (Machinery)	380		34,519
Insulet Corp.* (Health Care Equipment & Supplies)	33		6,659
Intuit, Inc. (Software)	348		228,709
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	291		129,452
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	87		18,395
Iron Mountain, Inc. (Specialized REITs)	180		16,132
Jabil, Inc. (Electronic Equipment, Instruments & Components)	78		8,486
KKR & Co., Inc. (Capital Markets)	821		86,402
KLA Corp. (Semiconductors & Semiconductor Equipment)	168		138,518
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	163		173,571
Lamb Weston Holdings, Inc. (Food Products)	113		9,501
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	272		12,036
Lennar Corp.—Class A (Household Durables)	169		25,328
Linde PLC (Chemicals)	311		136,470
Live Nation Entertainment, Inc.* (Entertainment)	172		16,123
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	142		42,415
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	367		10,522
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	240		41,635

Common Stocks, continued

	Shares	Value
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	297	$71,884
Marsh & McLennan Cos., Inc. (Insurance)	319	67,220
Martin Marietta Materials, Inc. (Construction Materials)	51	27,632
Masco Corp. (Building Products)	143	9,534
Mastercard, Inc.—Class A (Financial Services)	734	323,811
McDonald's Corp. (Hotels, Restaurants & Leisure)	394	100,407
Merck & Co., Inc. (Pharmaceuticals)	1,253	155,121
Meta Platforms, Inc.—Class A (Interactive Media & Services)	2,716	1,369,461
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	10	13,976
MGM Resorts International* (Hotels, Restaurants & Leisure)	206	9,155
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	391	35,777
Microsoft Corp. (Software)	9,212	4,117,303
Molina Healthcare, Inc.* (Health Care Providers & Services)	43	12,784
Mondelez International, Inc.—Class A (Food Products)	694	45,416
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	61	50,122
Monster Beverage Corp.* (Beverages)	523	26,124
Moody's Corp. (Capital Markets)	92	38,726
Motorola Solutions, Inc. (Communications Equipment)	121	46,712
MSCI, Inc. (Capital Markets)	57	27,460
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	94	12,107
Netflix, Inc.* (Entertainment)	535	361,061
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	641	48,313
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	527	9,902
Nucor Corp. (Metals & Mining)	187	29,561
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	30,490	3,766,734
NVR, Inc.* (Household Durables)	4	30,354
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	238	64,043
Old Dominion Freight Line, Inc. (Ground Transportation)	221	39,029
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	229	15,698
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	444	36,208
Oracle Corp. (Software)	1,974	278,729
O'Reilly Automotive, Inc.* (Specialty Retail)	53	55,971
Otis Worldwide Corp. (Machinery)	194	18,674
PACCAR, Inc. (Machinery)	472	48,588
Palo Alto Networks, Inc.* (Software)	401	135,943
Parker-Hannifin Corp. (Machinery)	125	63,226
Paychex, Inc. (Professional Services)	157	18,614
Paycom Software, Inc. (Professional Services)	26	3,719
Pentair PLC (Machinery)	140	10,734
PepsiCo, Inc. (Beverages)	613	101,102
Philip Morris International, Inc. (Tobacco)	710	71,944
Pool Corp. (Distributors)	28	8,605

See accompanying notes to the financial statements.

44 :: ProFund VP Large-Cap Growth :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
PTC, Inc.* (Software)	90	$16,350
Public Storage (Specialized REITs)	83	23,875
PulteGroup, Inc. (Household Durables)	259	28,516
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	721	143,609
Quanta Services, Inc. (Construction & Engineering)	126	32,015
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	27	4,727
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	79	83,031
Republic Services, Inc. (Commercial Services & Supplies)	144	27,985
Rockwell Automation, Inc. (Electrical Equipment)	68	18,719
Rollins, Inc. (Commercial Services & Supplies)	146	7,123
Roper Technologies, Inc. (Software)	58	32,692
Ross Stores, Inc. (Specialty Retail)	416	60,453
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	293	46,713
S&P Global, Inc. (Capital Markets)	175	78,050
Salesforce, Inc. (Software)	1,205	309,806
SBA Communications Corp. (Specialized REITs)	53	10,404
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	97	10,017
ServiceNow, Inc.* (Software)	255	200,601
Simon Property Group, Inc. (Retail REITs)	150	22,770
Snap-on, Inc. (Machinery)	30	7,842
Starbucks Corp. (Hotels, Restaurants & Leisure)	824	64,148
Steel Dynamics, Inc. (Metals & Mining)	115	14,893
STERIS PLC (Health Care Equipment & Supplies)	68	14,929
Stryker Corp. (Health Care Equipment & Supplies)	269	91,527
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	63	51,619
Synopsys, Inc.* (Software)	190	113,061
Take-Two Interactive Software, Inc.* (Entertainment)	98	15,238
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	274	35,286
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	149	22,414
Tesla, Inc.* (Automobiles)	3,440	680,707
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	418	81,314
The Boeing Co.* (Aerospace & Defense)	316	57,515
The Coca-Cola Co. (Beverages)	1,871	119,089
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	98	8,555
The Hershey Co. (Food Products)	70	12,868
The Home Depot, Inc. (Specialty Retail)	455	156,630
The Procter & Gamble Co. (Household Products)	1,141	188,173
The Progressive Corp. (Insurance)	364	75,606
The Sherwin-Williams Co. (Chemicals)	144	42,974
The TJX Cos., Inc. (Specialty Retail)	908	99,971
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	585	24,863

Common Stocks, continued

	Shares	Value
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	181	$100,094
Tractor Supply Co. (Specialty Retail)	57	15,390
Trane Technologies PLC (Building Products)	195	64,141
TransDigm Group, Inc. (Aerospace & Defense)	70	89,433
Tyler Technologies, Inc.* (Software)	53	26,647
Uber Technologies, Inc.* (Ground Transportation)	2,584	187,804
Ulta Beauty, Inc.* (Specialty Retail)	40	15,435
Union Pacific Corp. (Ground Transportation)	341	77,155
United Rentals, Inc. (Trading Companies & Distributors)	83	53,678
UnitedHealth Group, Inc. (Health Care Providers & Services)	433	220,509
VeriSign, Inc.* (IT Services)	52	9,246
Verisk Analytics, Inc. (Professional Services)	97	26,146
Vertex Pharmaceuticals, Inc.* (Biotechnology)	204	95,619
Visa, Inc.—Class A (Financial Services)	1,288	338,061
Vistra Corp. (Independent Power and Renewable Electricity Producers)	400	34,392
Vulcan Materials Co. (Construction Materials)	105	26,111
W.W. Grainger, Inc. (Trading Companies & Distributors)	41	36,992
Waste Management, Inc. (Commercial Services & Supplies)	213	45,441
Waters Corp.* (Life Sciences Tools & Services)	28	8,123
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	91	29,974
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	112	10,024
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	159	21,061
Zoetis, Inc. (Pharmaceuticals)	311	53,915
TOTAL COMMON STOCKS (Cost $16,030,129)		32,738,947

Repurchase Agreements(c) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $75,032	$75,000	$75,000
TOTAL REPURCHASE AGREEMENTS (Cost $75,000)		75,000
TOTAL INVESTMENT SECURITIES (Cost $16,105,129)—100.2%		32,813,947
Net other assets (liabilities)—(0.2)%		(53,189)
NET ASSETS—100.0%		$32,760,758

*  Non-income producing security.

(a)  Number of shares is less than 0.50

(b)  Amount is less than $0.50.

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Growth :: 45

(c)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT  Real Estate Investment Trust

ProFund VP Large-Cap Growth invested in the following industries as of June 30, 2024:

	Value		% of Net Assets
Aerospace & Defense	$194,328		0.6%
Air Freight & Logistics	7,987		NM
Automobiles	680,707		2.1%
Banks	—	^	NM
Beverages	246,315		0.8%
Biotechnology	317,581		1.0%
Broadline Retail	2,197,447		6.6%
Building Products	137,741		0.4%
Capital Markets	392,505		1.2%
Chemicals	243,398		0.7%
Commercial Services & Supplies	180,412		0.6%
Communications Equipment	157,464		0.5%
Construction & Engineering	32,015		0.1%
Construction Materials	53,743		0.2%
Consumer Finance	135,869		0.4%
Consumer Staples Distribution & Retail	196,348		0.6%
Distributors	8,605		NM
Electric Utilities	35,648		0.1%
Electrical Equipment	181,059		0.6%
Electronic Equipment, Instruments & Components	102,642		0.3%
Entertainment	410,953		1.3%
Financial Services	718,210		2.2%
Food Products	67,785		0.2%
Ground Transportation	344,429		1.1%
Health Care Equipment & Supplies	426,799		1.3%
Health Care Providers & Services	275,733		0.8%
Hotel & Resort REITs	9,386		NM
Hotels, Restaurants & Leisure	790,756		2.4%
Household Durables	152,700		0.5%
Household Products	240,424		0.7%
Independent Power and Renewable Electricity Producers	34,392		0.1%
	Value	% of Net Assets
Industrial Conglomerates	$92,521	0.3%
Insurance	285,821	0.9%
Interactive Media & Services	3,806,670	11.5%
IT Services	217,283	0.7%
Life Sciences Tools & Services	170,562	0.5%
Machinery	438,893	1.2%
Media	17,041	0.1%
Metals & Mining	87,562	0.3%
Oil, Gas & Consumable Fuels	445,311	1.4%
Passenger Airlines	21,063	0.1%
Pharmaceuticals	1,106,268	3.4%
Professional Services	132,233	0.4%
Real Estate Management & Development	15,718	NM
Retail REITs	22,770	0.1%
Semiconductors & Semiconductor Equipment	5,994,861	18.3%
Software	6,153,521	18.9%
Specialized REITs	164,130	0.5%
Specialty Retail	445,347	1.4%
Technology Hardware, Storage & Peripherals	3,836,891	11.7%
Textiles, Apparel & Luxury Goods	126,429	0.4%
Tobacco	71,944	0.2%
Trading Companies & Distributors	112,727	0.3%
Other**	21,811	NM
Total	$32,760,758	100.0%

^  Amount is less than $0.50

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

46 :: ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks (99.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	433	$44,248
A.O. Smith Corp. (Building Products)	35	2,862
Abbott Laboratories (Health Care Equipment & Supplies)	1,363	141,630
AbbVie, Inc. (Biotechnology)	872	149,565
Accenture PLC—Class A (IT Services)	227	68,874
Aflac, Inc. (Insurance)	405	36,171
Agilent Technologies, Inc. (Life Sciences Tools & Services)	230	29,815
Air Products and Chemicals, Inc. (Chemicals)	174	44,901
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	173	26,232
Akamai Technologies, Inc.* (IT Services)	63	5,675
Albemarle Corp. (Chemicals)	92	8,788
Alexandria Real Estate Equities, Inc. (Office REITs)	123	14,388
Align Technology, Inc.* (Health Care Equipment & Supplies)	25	6,036
Allegion PLC (Building Products)	42	4,962
Alliant Energy Corp. (Electric Utilities)	201	10,231
Altria Group, Inc. (Tobacco)	1,346	61,310
Amcor PLC (Containers & Packaging)	1,132	11,071
Ameren Corp. (Multi-Utilities)	209	14,862
American Airlines Group, Inc.* (Passenger Airlines)	514	5,824
American Electric Power Co., Inc. (Electric Utilities)	413	36,237
American Express Co. (Consumer Finance)	134	31,028
American International Group, Inc. (Insurance)	520	38,605
American Tower Corp. (Specialized REITs)	216	41,985
American Water Works Co., Inc. (Water Utilities)	153	19,761
Ameriprise Financial, Inc. (Capital Markets)	37	15,806
AMETEK, Inc. (Electrical Equipment)	94	15,671
Amgen, Inc. (Biotechnology)	420	131,229
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	414	27,892
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	159	36,293
ANSYS, Inc.* (Software)	29	9,324
Aon PLC—Class A (Insurance)	83	24,367
Aptiv PLC* (Automobile Components)	213	14,999
Archer-Daniels-Midland Co. (Food Products)	387	23,394
Arthur J. Gallagher & Co. (Insurance)	84	21,782
Assurant, Inc. (Insurance)	41	6,816
AT&T, Inc. (Diversified Telecommunication Services)	5,617	107,341
Atmos Energy Corp. (Gas Utilities)	118	13,765
Autodesk, Inc.* (Software)	80	19,796
Automatic Data Processing, Inc. (Professional Services)	196	46,782
AutoZone, Inc.* (Specialty Retail)	4	11,856
AvalonBay Communities, Inc. (Residential REITs)	111	22,965
Avery Dennison Corp. (Containers & Packaging)	63	13,775
Baker Hughes Co. (Energy Equipment & Services)	782	27,503
Ball Corp. (Containers & Packaging)	243	14,584
Bank of America Corp. (Banks)	5,329	211,934
Bath & Body Works, Inc. (Specialty Retail)	175	6,834

Common Stocks, continued

	Shares	Value
Baxter International, Inc. (Health Care Equipment & Supplies)	399	$13,347
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	226	52,818
Berkshire Hathaway, Inc.*—Class B (Financial Services)	1,418	576,842
Best Buy Co., Inc. (Specialty Retail)	151	12,728
Biogen, Inc.* (Biotechnology)	114	26,427
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	16	4,370
Bio-Techne Corp. (Life Sciences Tools & Services)	123	8,813
BlackRock, Inc. (Capital Markets)	109	85,818
Blackstone, Inc. (Capital Markets)	157	19,437
BorgWarner, Inc. (Automobile Components)	178	5,739
Boston Scientific Corp.* (Health Care Equipment & Supplies)	518	39,891
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,588	65,950
Broadridge Financial Solutions, Inc. (Professional Services)	40	7,880
Brown & Brown, Inc. (Insurance)	41	3,666
Brown-Forman Corp.—Class B (Beverages)	140	6,047
Bunge Global SA (Food Products)	111	11,851
BXP, Inc. (Office REITs)	113	6,956
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	92	8,107
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	71	2,822
Camden Property Trust (Residential REITs)	83	9,056
Campbell Soup Co. (Food Products)	154	6,959
Capital One Financial Corp. (Consumer Finance)	299	41,396
Cardinal Health, Inc. (Health Care Providers & Services)	191	18,779
CarMax, Inc.* (Specialty Retail)	123	9,021
Carnival Corp.* (Hotels, Restaurants & Leisure)	229	4,287
Carrier Global Corp. (Building Products)	341	21,510
Catalent, Inc.* (Pharmaceuticals)	142	7,985
Caterpillar, Inc. (Machinery)	161	53,629
Cboe Global Markets, Inc. (Capital Markets)	30	5,102
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	236	21,030
CDW Corp. (Electronic Equipment, Instruments & Components)	61	13,654
Cencora, Inc. (Health Care Providers & Services)	130	29,289
Centene Corp.* (Health Care Providers & Services)	418	27,713
CenterPoint Energy, Inc. (Multi-Utilities)	501	15,521
CF Industries Holdings, Inc. (Chemicals)	66	4,892
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	40	8,263
Charter Communications, Inc.*—Class A (Media)	41	12,257
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,343	210,072
Chubb, Ltd. (Insurance)	318	81,115
Church & Dwight Co., Inc. (Household Products)	103	10,679
Cincinnati Financial Corp. (Insurance)	123	14,526
Cintas Corp. (Commercial Services & Supplies)	30	21,008

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Value :: 47

Common Stocks, continued

	Shares	Value
Cisco Systems, Inc. (Communications Equipment)	3,172	$150,701
Citigroup, Inc. (Banks)	1,494	94,809
Citizens Financial Group, Inc. (Banks)	356	12,827
CME Group, Inc. (Capital Markets)	181	35,585
CMS Energy Corp. (Multi-Utilities)	234	13,930
Cognizant Technology Solutions Corp.—Class A (IT Services)	389	26,452
Colgate-Palmolive Co. (Household Products)	392	38,040
Comcast Corp.—Class A (Media)	3,066	120,065
Conagra Brands, Inc. (Food Products)	375	10,658
ConocoPhillips (Oil, Gas & Consumable Fuels)	284	32,484
Consolidated Edison, Inc. (Multi-Utilities)	271	24,233
Constellation Brands, Inc.—Class A (Beverages)	126	32,417
Constellation Energy Corp. (Electric Utilities)	136	27,237
Corning, Inc. (Electronic Equipment, Instruments & Components)	604	23,465
Corteva, Inc. (Chemicals)	546	29,451
CoStar Group, Inc.* (Real Estate Management & Development)	182	13,493
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	202	171,698
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	198	5,281
Crown Castle, Inc. (Specialized REITs)	340	33,218
CSX Corp. (Ground Transportation)	766	25,623
Cummins, Inc. (Machinery)	107	29,632
CVS Health Corp. (Health Care Providers & Services)	983	58,056
Danaher Corp. (Life Sciences Tools & Services)	516	128,923
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	45	6,809
DaVita, Inc.* (Health Care Providers & Services)	18	2,494
Dayforce, Inc.* (Professional Services)	56	2,778
Deere & Co. (Machinery)	87	32,506
Delta Air Lines, Inc. (Passenger Airlines)	222	10,532
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	495	23,463
Dexcom, Inc.* (Health Care Equipment & Supplies)	121	13,719
Digital Realty Trust, Inc. (Specialized REITs)	150	22,808
Discover Financial Services (Consumer Finance)	90	11,773
Dollar General Corp. (Consumer Staples Distribution & Retail)	172	22,744
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	162	17,297
Dominion Energy, Inc. (Multi-Utilities)	657	32,193
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	16	8,261
Dover Corp. (Machinery)	108	19,489
Dow, Inc. (Chemicals)	551	29,231
DTE Energy Co. (Multi-Utilities)	162	17,984
Duke Energy Corp. (Electric Utilities)	605	60,639
DuPont de Nemours, Inc. (Chemicals)	328	26,401
Eastman Chemical Co. (Chemicals)	92	9,013
Eaton Corp. PLC (Electrical Equipment)	119	37,312
eBay, Inc. (Broadline Retail)	396	21,273
Ecolab, Inc. (Chemicals)	98	23,324

Common Stocks, continued

	Shares		Value
Edison International (Electric Utilities)	301		$21,615
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	297		27,434
Electronic Arts, Inc. (Entertainment)	107		14,908
Elevance Health, Inc. (Health Care Providers & Services)	182		98,619
Emerson Electric Co. (Electrical Equipment)	448		49,352
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	67		6,681
Entergy Corp. (Electric Utilities)	167		17,869
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	153		19,258
EPAM Systems, Inc.* (IT Services)	27		5,079
EQT Corp. (Oil, Gas & Consumable Fuels)	346		12,795
Equifax, Inc. (Professional Services)	59		14,305
Equinix, Inc. (Specialized REITs)	39		29,507
Equity Residential (Residential REITs)	270		18,722
Essex Property Trust, Inc. (Residential REITs)	50		13,610
Etsy, Inc.* (Broadline Retail)	51		3,008
Everest Group, Ltd. (Insurance)	34		12,955
Evergy, Inc. (Electric Utilities)	180		9,535
Eversource Energy (Electric Utilities)	276		15,652
Exelon Corp. (Electric Utilities)	783		27,100
Expeditors International of Washington, Inc. (Air Freight & Logistics)	70		8,735
Extra Space Storage, Inc. (Specialized REITs)	166		25,798
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,514		404,531
F5, Inc.* (Communications Equipment)	46		7,923
FactSet Research Systems, Inc. (Capital Markets)	16		6,532
Fastenal Co. (Trading Companies & Distributors)	224		14,076
Federal Realty Investment Trust (Retail REITs)	58		5,856
FedEx Corp. (Air Freight & Logistics)	177		53,072
Fidelity National Information Services, Inc. (Financial Services)	436		32,857
Fifth Third Bancorp (Banks)	536		19,559
First Horizon Corp. (Banks)	—	(a)	7
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	84		18,939
FirstEnergy Corp. (Electric Utilities)	406		15,538
Fiserv, Inc.* (Financial Services)	220		32,789
FMC Corp. (Chemicals)	98		5,640
Ford Motor Co. (Automobiles)	3,072		38,523
Fox Corp.—Class A (Media)	181		6,221
Fox Corp.—Class B (Media)	103		3,298
Franklin Resources, Inc. (Capital Markets)	235		5,252
Freeport-McMoRan, Inc. (Metals & Mining)	563		27,361
Garmin, Ltd. (Household Durables)	55		8,961
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	333		25,947
GE Vernova, Inc.* (Electrical Equipment)	122		20,924
Gen Digital, Inc. (Software)	432		10,791
Generac Holdings, Inc.* (Electrical Equipment)	19		2,512
General Dynamics Corp. (Aerospace & Defense)	178		51,645
General Electric Co. (Industrial Conglomerates)	489		77,736
General Mills, Inc. (Food Products)	442		27,961
General Motors Co. (Automobiles)	894		41,535

See accompanying notes to the financial statements.

48 :: ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Genuine Parts Co. (Distributors)	109	$15,077
Gilead Sciences, Inc. (Biotechnology)	976	66,963
Global Payments, Inc. (Financial Services)	200	19,340
Globe Life, Inc. (Insurance)	66	5,430
Halliburton Co. (Energy Equipment & Services)	694	23,443
Hasbro, Inc. (Leisure Products)	103	6,026
HCA Healthcare, Inc. (Health Care Providers & Services)	79	25,381
Healthpeak Properties, Inc. (Health Care REITs)	551	10,800
Henry Schein, Inc.* (Health Care Providers & Services)	100	6,410
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	1,018	21,551
Hologic, Inc.* (Health Care Equipment & Supplies)	183	13,588
Honeywell International, Inc. (Industrial Conglomerates)	510	108,906
Hormel Foods Corp. (Food Products)	227	6,921
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	221	3,974
Howmet Aerospace, Inc. (Aerospace & Defense)	128	9,937
HP, Inc. (Technology Hardware, Storage & Peripherals)	676	23,674
Hubbell, Inc. (Electrical Equipment)	23	8,406
Humana, Inc. (Health Care Providers & Services)	94	35,123
Huntington Bancshares, Inc. (Banks)	1,135	14,959
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	31	7,636
IDEX Corp. (Machinery)	59	11,871
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	28	13,642
Illinois Tool Works, Inc. (Machinery)	115	27,250
Incyte Corp.* (Biotechnology)	146	8,851
Ingersoll Rand, Inc. (Machinery)	73	6,631
Insulet Corp.* (Health Care Equipment & Supplies)	34	6,861
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,335	103,284
Intercontinental Exchange, Inc. (Capital Markets)	449	61,464
International Business Machines Corp. (IT Services)	720	124,524
International Flavors & Fragrances, Inc. (Chemicals)	200	19,042
International Paper Co. (Containers & Packaging)	272	11,737
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	94	41,816
Invesco, Ltd. (Capital Markets)	352	5,266
Invitation Homes, Inc. (Residential REITs)	451	16,186
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	88	18,607
Iron Mountain, Inc. (Specialized REITs)	113	10,127
J.B. Hunt Transport Services, Inc. (Ground Transportation)	64	10,240
Jabil, Inc. (Electronic Equipment, Instruments & Components)	43	4,678

Common Stocks, continued

	Shares		Value
Jack Henry & Associates, Inc. (Financial Services)	57		$9,463
Jacobs Solutions, Inc. (Professional Services)	98		13,692
Johnson & Johnson (Pharmaceuticals)	1,885		275,511
Johnson Controls International PLC (Building Products)	528		35,097
JPMorgan Chase & Co. (Banks)	2,250		455,086
Juniper Networks, Inc. (Communications Equipment)	255		9,297
Kellanova (Food Products)	206		11,882
Kenvue, Inc. (Personal Care Products)	1,500		27,270
Keurig Dr Pepper, Inc. (Beverages)	818		27,321
KeyCorp (Banks)	739		10,501
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	137		18,735
Kimberly-Clark Corp. (Household Products)	264		36,485
Kimco Realty Corp. (Retail REITs)	523		10,178
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,513		30,063
L3Harris Technologies, Inc. (Aerospace & Defense)	149		33,462
Labcorp Holdings, Inc. (Health Care Providers & Services)	66		13,432
Lamb Weston Holdings, Inc. (Food Products)	38		3,195
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	112		4,956
Leidos Holdings, Inc. (Professional Services)	106		15,463
Lennar Corp.—Class A (Household Durables)	84		12,588
Linde PLC (Chemicals)	181		79,424
LKQ Corp. (Distributors)	209		8,692
Lockheed Martin Corp. (Aerospace & Defense)	167		78,006
Loews Corp. (Insurance)	142		10,613
Lowe's Cos., Inc. (Specialty Retail)	448		98,766
LyondellBasell Industries N.V.—Class A (Chemicals)	202		19,323
M&T Bank Corp. (Banks)	131		19,828
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	208		5,963
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	124		21,512
MarketAxess Holdings, Inc. (Capital Markets)	30		6,016
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	—	(a)	75
Marsh & McLennan Cos., Inc. (Insurance)	185		38,983
Martin Marietta Materials, Inc. (Construction Materials)	16		8,669
Masco Corp. (Building Products)	79		5,267
Mastercard, Inc.—Class A (Financial Services)	180		79,409
Match Group, Inc.* (Interactive Media & Services)	208		6,319
McCormick & Co., Inc. (Food Products)	197		13,975
McDonald's Corp. (Hotels, Restaurants & Leisure)	316		80,530
McKesson Corp. (Health Care Providers & Services)	102		59,572
Medtronic PLC (Health Care Equipment & Supplies)	1,040		81,859
Merck & Co., Inc. (Pharmaceuticals)	1,190		147,322
MetLife, Inc. (Insurance)	468		32,849
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	10		13,976

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Value :: 49

Common Stocks, continued

	Shares	Value
MGM Resorts International* (Hotels, Restaurants & Leisure)	63	$2,800
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	174	15,921
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	867	114,036
Mid-America Apartment Communities, Inc. (Residential REITs)	92	13,120
Moderna, Inc.* (Biotechnology)	261	30,994
Mohawk Industries, Inc.* (Household Durables)	42	4,771
Molina Healthcare, Inc.* (Health Care Providers & Services)	19	5,649
Molson Coors Beverage Co.—Class B (Beverages)	142	7,218
Mondelez International, Inc.—Class A (Food Products)	609	39,854
Monster Beverage Corp.* (Beverages)	222	11,089
Moody's Corp. (Capital Markets)	65	27,360
Morgan Stanley (Capital Markets)	980	95,246
Motorola Solutions, Inc. (Communications Equipment)	55	21,233
MSCI, Inc. (Capital Markets)	27	13,007
Nasdaq, Inc. (Capital Markets)	298	17,957
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	102	13,138
Newmont Corp. (Metals & Mining)	903	37,808
News Corp.—Class A (Media)	297	8,188
News Corp.—Class B (Media)	90	2,555
NextEra Energy, Inc. (Electric Utilities)	1,609	113,933
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	541	40,775
NiSource, Inc. (Multi-Utilities)	351	10,112
Nordson Corp. (Machinery)	43	9,973
Norfolk Southern Corp. (Ground Transportation)	177	38,000
Northern Trust Corp. (Capital Markets)	160	13,437
Northrop Grumman Corp. (Aerospace & Defense)	109	47,519
NRG Energy, Inc. (Electric Utilities)	163	12,691
Nucor Corp. (Metals & Mining)	69	10,908
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	50	13,455
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	521	32,839
Omnicom Group, Inc. (Media)	153	13,724
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	189	12,956
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	174	14,190
O'Reilly Automotive, Inc.* (Specialty Retail)	12	12,673
Otis Worldwide Corp. (Machinery)	193	18,578
PACCAR, Inc. (Machinery)	111	11,426
Packaging Corp. of America (Containers & Packaging)	70	12,779
Paramount Global—Class B (Media)	387	4,021
Parker-Hannifin Corp. (Machinery)	22	11,128
Paychex, Inc. (Professional Services)	151	17,903
Paycom Software, Inc. (Professional Services)	21	3,004
PayPal Holdings, Inc.* (Financial Services)	819	47,527
Pentair PLC (Machinery)	39	2,990

Common Stocks, continued

	Shares	Value
PepsiCo, Inc. (Beverages)	689	$113,637
Pfizer, Inc. (Pharmaceuticals)	4,439	124,203
PG&E Corp. (Electric Utilities)	1,674	29,228
Philip Morris International, Inc. (Tobacco)	767	77,720
Phillips 66 (Oil, Gas & Consumable Fuels)	332	46,868
Pinnacle West Capital Corp. (Electric Utilities)	89	6,798
Pool Corp. (Distributors)	13	3,995
PPG Industries, Inc. (Chemicals)	184	23,164
PPL Corp. (Electric Utilities)	578	15,982
Principal Financial Group, Inc. (Insurance)	169	13,258
Prologis, Inc. (Industrial REITs)	725	81,425
Prudential Financial, Inc. (Insurance)	281	32,930
PTC, Inc.* (Software)	38	6,903
Public Service Enterprise Group, Inc. (Multi-Utilities)	390	28,743
Public Storage (Specialized REITs)	72	20,711
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	76	8,819
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	420	83,656
Quanta Services, Inc. (Construction & Engineering)	36	9,147
Quest Diagnostics, Inc. (Health Care Providers & Services)	87	11,909
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	14	2,451
Raymond James Financial, Inc. (Capital Markets)	146	18,047
Realty Income Corp. (Retail REITs)	682	36,023
Regency Centers Corp. (Retail REITs)	129	8,024
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	33	34,684
Regions Financial Corp. (Banks)	717	14,369
Republic Services, Inc. (Commercial Services & Supplies)	69	13,409
ResMed, Inc. (Health Care Equipment & Supplies)	115	22,013
Revvity, Inc. (Life Sciences Tools & Services)	97	10,171
Rockwell Automation, Inc. (Electrical Equipment)	46	12,663
Rollins, Inc. (Commercial Services & Supplies)	125	6,099
Roper Technologies, Inc. (Software)	48	27,056
RTX Corp. (Aerospace & Defense)	1,042	104,606
S&P Global, Inc. (Capital Markets)	140	62,440
SBA Communications Corp. (Specialized REITs)	51	10,011
Schlumberger N.V. (Energy Equipment & Services)	1,120	52,842
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	90	9,294
Sempra (Multi-Utilities)	496	37,725
Simon Property Group, Inc. (Retail REITs)	161	24,440
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	126	13,429
Snap-on, Inc. (Machinery)	23	6,012
Solventum Corp.* (Health Care Providers & Services)	108	5,711
Southwest Airlines Co. (Passenger Airlines)	469	13,418
Stanley Black & Decker, Inc. (Machinery)	121	9,667
See accompanying notes to the financial statements.

50 :: ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Starbucks Corp. (Hotels, Restaurants & Leisure)	364	$28,337
State Street Corp. (Capital Markets)	236	17,464
Steel Dynamics, Inc. (Metals & Mining)	43	5,569
STERIS PLC (Health Care Equipment & Supplies)	34	7,464
Stryker Corp. (Health Care Equipment & Supplies)	96	32,664
Synchrony Financial (Consumer Finance)	315	14,865
Sysco Corp. (Consumer Staples Distribution & Retail)	390	27,842
T. Rowe Price Group, Inc. (Capital Markets)	175	20,179
Take-Two Interactive Software, Inc.* (Entertainment)	62	9,640
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	180	7,702
Target Corp. (Consumer Staples Distribution & Retail)	362	53,590
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	146	21,963
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	37	14,355
Teleflex, Inc. (Health Care Equipment & Supplies)	37	7,782
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	122	18,091
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	449	87,344
Textron, Inc. (Aerospace & Defense)	149	12,793
The AES Corp. (Independent Power and Renewable Electricity Producers)	557	9,786
The Allstate Corp. (Insurance)	207	33,050
The Bank of New York Mellon Corp. (Capital Markets)	586	35,096
The Boeing Co.* (Aerospace & Defense)	253	46,049
The Charles Schwab Corp. (Capital Markets)	1,170	86,217
The Cigna Group (Health Care Providers & Services)	223	73,717
The Clorox Co. (Household Products)	97	13,238
The Coca-Cola Co. (Beverages)	1,853	117,943
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	90	7,857
The Estee Lauder Cos., Inc. (Personal Care Products)	183	19,471
The Goldman Sachs Group, Inc. (Capital Markets)	253	114,437
The Hartford Financial Services Group, Inc. (Insurance)	232	23,325
The Hershey Co. (Food Products)	72	13,236
The Home Depot, Inc. (Specialty Retail)	489	168,334
The Interpublic Group of Cos., Inc. (Media)	296	8,611
The J M Smucker Co. (Food Products)	83	9,050
The Kraft Heinz Co. (Food Products)	618	19,912
The Kroger Co. (Consumer Staples Distribution & Retail)	524	26,163
The Mosaic Co. (Chemicals)	252	7,283
The PNC Financial Services Group, Inc. (Banks)	312	48,510
The Procter & Gamble Co. (Household Products)	1,128	186,029
The Progressive Corp. (Insurance)	229	47,566
The Sherwin-Williams Co. (Chemicals)	91	27,157

Common Stocks, continued

	Shares	Value
The Southern Co. (Electric Utilities)	857	$66,477
The TJX Cos., Inc. (Specialty Retail)	311	34,241
The Travelers Cos., Inc. (Insurance)	179	36,398
The Walt Disney Co. (Entertainment)	1,428	141,786
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	582	24,735
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	185	102,305
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	404	71,177
Tractor Supply Co. (Specialty Retail)	49	13,230
Trane Technologies PLC (Building Products)	55	18,091
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	191	10,681
Truist Financial Corp. (Banks)	1,048	40,715
Tyson Foods, Inc.—Class A (Food Products)	224	12,799
U.S. Bancorp (Banks)	1,222	48,513
UDR, Inc. (Residential REITs)	237	9,753
Ulta Beauty, Inc.* (Specialty Retail)	13	5,016
Union Pacific Corp. (Ground Transportation)	263	59,506
United Airlines Holdings, Inc.* (Passenger Airlines)	258	12,554
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	571	78,141
UnitedHealth Group, Inc. (Health Care Providers & Services)	447	227,638
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	47	8,692
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	256	40,131
Ventas, Inc. (Health Care REITs)	317	16,249
Veralto Corp. (Commercial Services & Supplies)	172	16,421
VeriSign, Inc.* (IT Services)	35	6,223
Verisk Analytics, Inc. (Professional Services)	50	13,478
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,297	135,968
Vertex Pharmaceuticals, Inc.* (Biotechnology)	73	34,217
Viatris, Inc. (Pharmaceuticals)	933	9,918
VICI Properties, Inc. (Specialized REITs)	817	23,399
Visa, Inc.—Class A (Financial Services)	419	109,975
Vulcan Materials Co. (Construction Materials)	37	9,201
W.R. Berkley Corp. (Insurance)	158	12,416
W.W. Grainger, Inc. (Trading Companies & Distributors)	9	8,120
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	561	6,785
Walmart, Inc. (Consumer Staples Distribution & Retail)	3,346	226,559
Warner Bros. Discovery, Inc.* (Entertainment)	1,747	12,998
Waste Management, Inc. (Commercial Services & Supplies)	152	32,428
Waters Corp.* (Life Sciences Tools & Services)	29	8,413
WEC Energy Group, Inc. (Multi-Utilities)	247	19,380
Wells Fargo & Co. (Banks)	2,731	162,194
Welltower, Inc. (Health Care REITs)	468	48,789
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	256	19,397
Westinghouse Air Brake Technologies Corp. (Machinery)	138	21,811
Westrock Co. (Containers & Packaging)	202	10,153

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Value :: 51

Common Stocks, continued

	Shares	Value
Weyerhaeuser Co. (Specialized REITs)	571	$16,211
Willis Towers Watson PLC (Insurance)	80	20,971
Xcel Energy, Inc. (Electric Utilities)	435	23,233
Xylem, Inc. (Machinery)	190	25,770
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	119	15,763
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	40	12,357
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	161	17,473
Zoetis, Inc. (Pharmaceuticals)	161	27,911
TOTAL COMMON STOCKS (Cost $10,139,101)		15,220,738

Repurchase Agreements(b) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $56,024	$56,000	$56,000
TOTAL REPURCHASE AGREEMENTS (Cost $56,000)		56,000
TOTAL INVESTMENT SECURITIES (Cost $10,195,101)—100.1%		15,276,738
Net other assets (liabilities)—(0.1)%		(20,322)
NET ASSETS—100.0%		$15,256,416

*  Non-income producing security.

(a)  Number of shares is less than 0.50

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

52 :: ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

ProFund VP Large-Cap Value invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$391,653	2.5%
Air Freight & Logistics	148,055	1.0%
Automobile Components	20,738	0.1%
Automobiles	80,058	0.5%
Banks	1,153,811	7.5%
Beverages	315,672	2.1%
Biotechnology	482,930	3.2%
Broadline Retail	24,281	0.2%
Building Products	87,789	0.6%
Capital Markets	767,165	5.0%
Chemicals	357,034	2.4%
Commercial Services & Supplies	89,365	0.6%
Communications Equipment	189,154	1.2%
Construction & Engineering	9,147	0.1%
Construction Materials	17,870	0.1%
Consumer Finance	99,062	0.6%
Consumer Staples Distribution & Retail	552,678	3.6%
Containers & Packaging	74,099	0.5%
Distributors	27,764	0.2%
Diversified Telecommunication Services	243,309	1.6%
Electric Utilities	509,995	3.3%
Electrical Equipment	146,840	1.0%
Electronic Equipment, Instruments & Components	147,780	1.0%
Energy Equipment & Services	103,788	0.7%
Entertainment	179,332	1.2%
Financial Services	908,202	6.0%
Food Products	211,647	1.4%
Gas Utilities	13,765	0.1%
Ground Transportation	133,369	0.9%
Health Care Equipment & Supplies	573,841	3.8%
Health Care Providers & Services	708,184	4.5%
Health Care REITs	75,838	0.5%
Hotel & Resort REITs	3,974	NM
Hotels, Restaurants & Leisure	180,872	1.2%
Household Durables	26,320	0.2%
Household Products	284,471	1.9%
Independent Power and Renewable Electricity Producers	9,786	0.1%
	Value	% of Net Assets
Industrial Conglomerates	$230,890	1.5%
Industrial REITs	81,425	0.5%
Insurance	547,792	3.6%
Interactive Media & Services	6,319	NM
IT Services	236,827	1.6%
Leisure Products	6,026	NM
Life Sciences Tools & Services	333,656	2.2%
Machinery	298,363	1.9%
Media	178,940	1.2%
Metals & Mining	81,646	0.5%
Multi-Utilities	214,683	1.4%
Office REITs	21,344	0.1%
Oil, Gas & Consumable Fuels	924,185	6.0%
Passenger Airlines	42,328	0.3%
Personal Care Products	46,741	0.3%
Pharmaceuticals	658,800	4.3%
Professional Services	135,285	0.9%
Real Estate Management & Development	34,523	0.2%
Residential REITs	103,412	0.7%
Retail REITs	84,521	0.6%
Semiconductors & Semiconductor Equipment	532,904	3.4%
Software	73,870	0.5%
Specialized REITs	233,775	1.6%
Specialty Retail	372,699	2.5%
Technology Hardware, Storage & Peripherals	87,054	0.6%
Textiles, Apparel & Luxury Goods	50,928	0.3%
Tobacco	139,030	0.9%
Trading Companies & Distributors	22,196	0.1%
Water Utilities	19,761	0.1%
Wireless Telecommunication Services	71,177	0.5%
Other**	35,678	0.3%
Total	$15,256,416	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Materials :: 53

Common Stocks (99.1%)

	Shares	Value
Air Products and Chemicals, Inc. (Chemicals)	3,250	$838,663
Albemarle Corp. (Chemicals)	1,732	165,441
Amcor PLC (Containers & Packaging)	21,298	208,294
Avery Dennison Corp. (Containers & Packaging)	1,187	259,538
Ball Corp. (Containers & Packaging)	4,574	274,531
Celanese Corp. (Chemicals)	1,481	199,772
CF Industries Holdings, Inc. (Chemicals)	2,693	199,605
Corteva, Inc. (Chemicals)	10,270	553,964
Dow, Inc. (Chemicals)	10,362	549,704
DuPont de Nemours, Inc. (Chemicals)	6,161	495,899
Eastman Chemical Co. (Chemicals)	1,734	169,880
Ecolab, Inc. (Chemicals)	3,715	884,170
FMC Corp. (Chemicals)	1,839	105,834
Freeport-McMoRan, Inc. (Metals & Mining)	20,998	1,020,502
International Flavors & Fragrances, Inc. (Chemicals)	3,763	358,275
International Paper Co. (Containers & Packaging)	5,118	220,842
Linde PLC (Chemicals)	7,027	3,083,517
LyondellBasell Industries N.V.—Class A (Chemicals)	3,791	362,647
Martin Marietta Materials, Inc. (Construction Materials)	908	491,956
Newmont Corp. (Metals & Mining)	15,533	650,367
Nucor Corp. (Metals & Mining)	3,533	558,497
Packaging Corp. of America (Containers & Packaging)	1,314	239,884
PPG Industries, Inc. (Chemicals)	3,468	436,587

Common Stocks, continued

	Shares	Value
Steel Dynamics, Inc. (Metals & Mining)	2,177	$281,922
The Mosaic Co. (Chemicals)	4,736	136,870
The Sherwin-Williams Co. (Chemicals)	3,410	1,017,646
Vulcan Materials Co. (Construction Materials)	1,949	484,677
Westrock Co. (Containers & Packaging)	3,804	191,189
TOTAL COMMON STOCKS (Cost $5,663,268)		14,440,673

Repurchase Agreements(a) (0.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $89,038	$89,000	$89,000
TOTAL REPURCHASE AGREEMENTS (Cost $89,000)		89,000
TOTAL INVESTMENT SECURITIES (Cost $5,752,268)—99.7%		14,529,673
Net other assets (liabilities)—0.3%		50,482
NET ASSETS—100.0%		$14,580,155

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Materials Select Sector Index	Goldman Sachs International	7/23/24	6.08%	$145,429	$(1,403)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Materials invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Chemicals	$9,558,474	65.6%
Construction Materials	976,632	6.7%
Containers & Packaging	1,394,278	9.6%
Metals & Mining	2,511,288	17.2%
Other**	139,483	0.9%
Total	$14,580,155	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

54 :: ProFund VP Mid-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (99.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $11,053,777	$11,049,000	$11,049,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,049,000)		11,049,000
TOTAL INVESTMENT SECURITIES (Cost $11,049,000)—99.1%		11,049,000
Net other assets (liabilities)—0.9%		105,614
NET ASSETS—100.0%		$11,154,614

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2024, the aggregate amount held in a segregated account was $1,440,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	5	9/23/24	$1,479,050	$(14,761)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	7/29/24	5.98%	$4,365,688	$12,441
S&P MidCap 400	UBS AG	7/29/24	5.68%	5,292,915	15,148
				$9,658,603	$27,589

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Growth :: 55

Common Stocks (100.0%)

	Shares	Value
AAON, Inc. (Building Products)	717	$62,551
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	975	65,852
Acuity Brands, Inc. (Electrical Equipment)	163	39,355
Advanced Drainage Systems, Inc. (Building Products)	716	114,839
AECOM (Construction & Engineering)	658	57,996
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	263	7,427
Altair Engineering, Inc.*—Class A (Software)	598	58,652
Amedisys, Inc.* (Health Care Providers & Services)	144	13,219
American Homes 4 Rent—Class A (Residential REITs)	2,028	75,360
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	2,082	30,689
Appfolio, Inc.*—Class A (Software)	220	53,805
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	406	78,764
AptarGroup, Inc. (Containers & Packaging)	411	57,873
Arcadium Lithium PLC* (Chemicals)	6,614	22,223
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,305	33,917
Aspen Technology, Inc.* (Software)	146	29,000
Autoliv, Inc. (Automobile Components)	456	48,787
Avis Budget Group, Inc. (Ground Transportation)	191	19,963
Axalta Coating Systems, Ltd.* (Chemicals)	2,318	79,206
Azenta, Inc.* (Life Sciences Tools & Services)	363	19,101
Bank OZK (Banks)	576	23,616
BellRing Brands, Inc.* (Personal Care Products)	726	41,483
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,117	91,963
Blackbaud, Inc.* (Software)	263	20,033
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	708	39,011
Brixmor Property Group, Inc. (Retail REITs)	1,393	32,164
Bruker Corp. (Life Sciences Tools & Services)	614	39,179
Brunswick Corp. (Leisure Products)	433	31,510
Burlington Stores, Inc.* (Specialty Retail)	403	96,720
BWX Technologies, Inc. (Aerospace & Defense)	960	91,200
Cabot Corp. (Chemicals)	389	35,745
CACI International, Inc.*—Class A (Professional Services)	87	37,421
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	588	19,451
Carlisle Cos., Inc. (Building Products)	499	202,200
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	389	148,427
Celsius Holdings, Inc.* (Beverages)	1,567	89,460
ChampionX Corp. (Energy Equipment & Services)	1,340	44,501
Chart Industries, Inc.* (Machinery)	442	63,798
Chemed Corp. (Health Care Providers & Services)	95	51,545
Choice Hotels International, Inc.(a) (Hotels, Restaurants & Leisure)	123	14,637

Common Stocks, continued

	Shares	Value
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	653	$109,495
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	703	98,139
Ciena Corp.* (Communications Equipment)	623	30,016
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	323	41,234
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	967	66,723
Clean Harbors, Inc.* (Commercial Services & Supplies)	527	119,181
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,610	39,123
Coca-Cola Consolidated, Inc. (Beverages)	49	53,165
Cognex Corp. (Electronic Equipment, Instruments & Components)	793	37,081
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	170	13,444
Comfort Systems USA, Inc. (Construction & Engineering)	374	113,741
Commerce Bancshares, Inc. (Banks)	508	28,336
CommVault Systems, Inc.* (Software)	274	33,310
COPT Defense Properties (Office REITs)	461	11,539
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	1,024	50,115
Coty, Inc.*—Class A (Personal Care Products)	3,829	38,367
Crane Co. (Machinery)	516	74,810
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	638	93,110
Crown Holdings, Inc. (Containers & Packaging)	589	43,816
CubeSmart (Specialized REITs)	1,300	58,721
Cullen/Frost Bankers, Inc. (Banks)	283	28,761
Curtiss-Wright Corp. (Aerospace & Defense)	262	70,997
Cytokinetics, Inc.* (Biotechnology)	542	29,366
Dick's Sporting Goods, Inc. (Specialty Retail)	324	69,611
Dolby Laboratories, Inc.—Class A (Software)	358	28,364
Donaldson Co., Inc. (Machinery)	721	51,595
Doximity, Inc.*—Class A (Health Care Technology)	642	17,957
Dropbox, Inc.*—Class A (Software)	2,538	57,029
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	643	45,672
Duolingo, Inc.* (Diversified Consumer Services)	389	81,173
Dynatrace, Inc.* (Software)	2,527	113,058
Eagle Materials, Inc. (Construction Materials)	362	78,721
East West Bancorp, Inc. (Banks)	789	57,779
EastGroup Properties, Inc. (Industrial REITs)	313	53,242
elf Beauty, Inc.* (Personal Care Products)	583	122,849
EMCOR Group, Inc. (Construction & Engineering)	494	180,350
Encompass Health Corp. (Health Care Providers & Services)	476	40,836
EnerSys (Electrical Equipment)	183	18,944
EPR Properties (Specialized REITs)	493	20,696
Equitable Holdings, Inc. (Financial Services)	1,702	69,544
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,868	24,247
Equity LifeStyle Properties, Inc. (Residential REITs)	1,254	81,674
Erie Indemnity Co.—Class A (Insurance)	152	55,085
Esab Corp. (Machinery)	597	56,375

See accompanying notes to the financial statements.

56 :: ProFund VP Mid-Cap Growth :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Essential Utilities, Inc. (Water Utilities)	1,269	$47,372
Euronet Worldwide, Inc.* (Financial Services)	247	25,565
Evercore, Inc. (Capital Markets)	257	53,567
Exelixis, Inc.* (Biotechnology)	3,060	68,758
ExlService Holdings, Inc.* (Professional Services)	973	30,513
Exponent, Inc. (Professional Services)	271	25,778
First Financial Bankshares, Inc. (Banks)	540	15,946
First Industrial Realty Trust, Inc. (Industrial REITs)	667	31,689
FirstCash Holdings, Inc. (Consumer Finance)	392	41,113
Five Below, Inc.* (Specialty Retail)	580	63,203
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	1,124	111,737
Flowserve Corp. (Machinery)	622	29,918
Fortune Brands Innovations, Inc. (Building Products)	526	34,158
FTI Consulting, Inc.* (Professional Services)	368	79,315
Gaming and Leisure Properties, Inc. (Specialized REITs)	1,226	55,427
GATX Corp. (Trading Companies & Distributors)	138	18,266
Gentex Corp. (Automobile Components)	1,554	52,386
Graco, Inc. (Machinery)	1,777	140,880
Grand Canyon Education, Inc.* (Diversified Consumer Services)	308	43,092
GXO Logistics, Inc.* (Air Freight & Logistics)	790	39,895
H&R Block, Inc. (Diversified Consumer Services)	1,466	79,501
Haemonetics Corp.* (Health Care Equipment & Supplies)	320	26,474
Halozyme Therapeutics, Inc.* (Biotechnology)	1,337	70,005
Hancock Whitney Corp. (Banks)	473	22,624
HealthEquity, Inc.* (Health Care Providers & Services)	466	40,169
Hexcel Corp. (Aerospace & Defense)	428	26,729
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	446	18,032
Houlihan Lokey, Inc. (Capital Markets)	550	74,173
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	475	72,162
IDACORP, Inc. (Electric Utilities)	208	19,375
Ingredion, Inc. (Food Products)	248	28,446
Insperity, Inc. (Professional Services)	188	17,147
Interactive Brokers Group, Inc. (Capital Markets)	664	81,406
International Bancshares Corp. (Banks)	242	13,845
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	136	11,477
Iridium Communications, Inc. (Diversified Telecommunication Services)	638	16,984
ITT, Inc. (Machinery)	865	111,741
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	278	29,671
KB Home (Household Durables)	386	27,089
KBR, Inc. (Professional Services)	649	41,627
Kinsale Capital Group, Inc. (Insurance)	232	89,386
Kirby Corp.* (Marine Transportation)	257	30,771
Knife River Corp.* (Construction Materials)	422	29,599
Lamar Advertising Co.—Class A (Specialized REITs)	535	63,948
Lancaster Colony Corp. (Food Products)	103	19,464

Common Stocks, continued

	Shares	Value
Landstar System, Inc. (Ground Transportation)	255	$47,042
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	728	58,451
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,445	83,796
Lennox International, Inc. (Building Products)	337	180,288
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	947	99,321
Lincoln Electric Holdings, Inc. (Machinery)	598	112,806
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	182	46,517
LivaNova PLC* (Health Care Equipment & Supplies)	210	11,512
Louisiana-Pacific Corp. (Paper & Forest Products)	436	35,896
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	363	40,464
Manhattan Associates, Inc.* (Software)	647	159,602
Masimo Corp.* (Health Care Equipment & Supplies)	290	36,523
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,219	72,652
Mattel, Inc.* (Leisure Products)	1,590	25,853
Maximus, Inc. (Professional Services)	466	39,936
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	247	101,727
MGIC Investment Corp. (Financial Services)	1,064	22,929
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	325	42,439
Morningstar, Inc. (Capital Markets)	274	81,063
MP Materials Corp.* (Metals & Mining)	563	7,167
MSA Safety, Inc. (Commercial Services & Supplies)	389	73,011
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	259	20,541
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	655	27,012
Murphy USA, Inc. (Specialty Retail)	198	92,953
National Storage Affiliates Trust (Specialized REITs)	359	14,798
Neurocrine Biosciences, Inc.* (Biotechnology)	1,057	145,516
NewMarket Corp. (Chemicals)	73	37,637
NEXTracker, Inc.*—Class A (Electrical Equipment)	1,291	60,522
NNN REIT, Inc. (Retail REITs)	713	30,374
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	219	35,721
nVent Electric PLC (Electrical Equipment)	1,742	133,455
Olin Corp. (Chemicals)	514	24,235
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	644	63,221
Omega Healthcare Investors, Inc. (Health Care REITs)	1,064	36,442
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	518	113,731
Option Care Health, Inc.* (Health Care Providers & Services)	1,004	27,811
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	2,615	122,566
Owens Corning (Building Products)	910	158,085

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Growth :: 57

Common Stocks, continued

	Shares	Value
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,212	$33,136
Paylocity Holding Corp.* (Professional Services)	456	60,124
Penumbra, Inc.* (Health Care Equipment & Supplies)	407	73,247
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	5,395	87,129
Pinnacle Financial Partners, Inc. (Banks)	329	26,333
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	919	67,629
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	298	20,917
Primerica, Inc. (Insurance)	361	85,405
Progyny, Inc.* (Health Care Providers & Services)	870	24,891
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	3,210	206,114
Qualys, Inc.* (Software)	388	55,329
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,132	66,516
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,549	85,468
Rayonier, Inc. (Specialized REITs)	547	15,912
Rb Global, Inc. (Commercial Services & Supplies)	1,930	147,375
RBC Bearings, Inc.* (Machinery)	305	82,283
Reliance, Inc. (Metals & Mining)	603	172,217
RenaissanceRe Holdings, Ltd. (Insurance)	306	68,394
Repligen Corp.* (Life Sciences Tools & Services)	546	68,829
Rexford Industrial Realty, Inc. (Industrial REITs)	891	39,730
RH* (Specialty Retail)	73	17,844
RLI Corp. (Insurance)	275	38,690
Roivant Sciences, Ltd.* (Biotechnology)	2,204	23,296
Royal Gold, Inc. (Metals & Mining)	359	44,932
RPM International, Inc. (Chemicals)	730	78,606
Ryan Specialty Holdings, Inc.—Class A (Insurance)	1,076	62,311
Saia, Inc.* (Ground Transportation)	279	132,328
Sarepta Therapeutics, Inc.* (Biotechnology)	794	125,452
Science Applications International Corp. (Professional Services)	189	22,217
SEI Investments Co. (Capital Markets)	524	33,898
Selective Insurance Group, Inc. (Insurance)	351	32,934
Service Corp. International (Diversified Consumer Services)	780	55,481
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	335	37,061
Simpson Manufacturing Co., Inc. (Building Products)	443	74,659
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,391	96,145
SLM Corp. (Consumer Finance)	923	19,189
Sotera Health Co.* (Life Sciences Tools & Services)	1,308	15,526
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	11,584	77,960
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	433	36,225
STAG Industrial, Inc. (Industrial REITs)	956	34,473

Common Stocks, continued

	Shares	Value
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	170	$14,994
Tempur Sealy International, Inc. (Household Durables)	1,824	86,348
Teradata Corp.* (Software)	1,016	35,113
Terex Corp. (Machinery)	396	21,717
Tetra Tech, Inc. (Commercial Services & Supplies)	562	114,918
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	131	96,189
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	702	120,540
The Boston Beer Co., Inc.*—Class A (Beverages)	44	13,422
The Brink's Co. (Commercial Services & Supplies)	467	47,821
The Carlyle Group, Inc. (Capital Markets)	1,089	43,723
The Middleby Corp.* (Machinery)	282	34,576
The New York Times Co.—Class A (Media)	1,718	87,978
The Scotts Miracle-Gro Co. (Chemicals)	168	10,930
The Timken Co. (Machinery)	265	21,234
The Toro Co. (Machinery)	526	49,186
The Wendy's Co. (Hotels, Restaurants & Leisure)	943	15,993
TKO Group Holdings, Inc. (Entertainment)	266	28,725
Toll Brothers, Inc. (Household Durables)	1,094	126,007
TopBuild Corp.* (Household Durables)	332	127,910
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	524	23,570
Trex Co., Inc.* (Building Products)	1,142	84,645
UFP Industries, Inc. (Building Products)	649	72,688
United Therapeutics Corp.* (Biotechnology)	210	66,896
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	458	96,294
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	263	47,374
Valaris, Ltd.* (Energy Equipment & Services)	654	48,723
Valvoline, Inc.* (Specialty Retail)	1,354	58,493
Visteon Corp.* (Automobile Components)	130	13,871
Vontier Corp. (Electronic Equipment, Instruments & Components)	1,622	61,961
Voya Financial, Inc. (Financial Services)	423	30,096
Warner Music Group Corp.—Class A (Entertainment)	1,145	35,095
Watsco, Inc. (Trading Companies & Distributors)	336	155,648
Watts Water Technologies, Inc.—Class A (Machinery)	288	52,811
Weatherford International PLC* (Energy Equipment & Services)	768	94,042
Westlake Corp. (Chemicals)	338	48,949
WEX, Inc.* (Financial Services)	440	77,942
Williams-Sonoma, Inc. (Specialty Retail)	675	190,600
Wingstop, Inc. (Hotels, Restaurants & Leisure)	309	130,603
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	621	14,134
Woodward, Inc. (Aerospace & Defense)	640	111,603
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	559	41,366
XPO, Inc.* (Ground Transportation)	574	60,930

See accompanying notes to the financial statements.

58 :: ProFund VP Mid-Cap Growth :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
YETI Holdings, Inc.* (Leisure Products)	573	$21,860
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	985	12,578
TOTAL COMMON STOCKS (Cost $10,498,705)		14,680,373

Repurchase Agreements(b) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $49,021	$49,000	$49,000
TOTAL REPURCHASE AGREEMENTS (Cost $49,000)		49,000

Collateral for Securities Loaned(c) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.23%(d)	13,858	$13,858
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $13,858)		13,858
TOTAL INVESTMENT SECURITIES (Cost $10,561,563)—100.4%		14,743,231
Net other assets (liabilities)—(0.4)%		(54,430)
NET ASSETS—100.0%		$14,688,801

*  Non-income producing security.

(a)  All or part of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $13,685.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  Securities were purchased with cash collateral held from securities on loan at June 30, 2024.

(d)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2024.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Growth :: 59

ProFund VP Mid-Cap Growth invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$300,529	2.0%
Air Freight & Logistics	39,895	0.3%
Automobile Components	115,044	0.8%
Banks	217,240	1.5%
Beverages	156,047	1.1%
Biotechnology	655,169	4.5%
Broadline Retail	63,221	0.4%
Building Products	984,113	6.7%
Capital Markets	367,830	2.5%
Chemicals	337,531	2.4%
Commercial Services & Supplies	502,306	3.4%
Communications Equipment	30,016	0.2%
Construction & Engineering	352,087	2.4%
Construction Materials	108,320	0.7%
Consumer Finance	60,302	0.4%
Consumer Staples Distribution & Retail	184,652	1.3%
Containers & Packaging	101,689	0.7%
Diversified Consumer Services	259,247	1.8%
Diversified Telecommunication Services	16,984	0.1%
Electric Utilities	19,375	0.1%
Electrical Equipment	252,276	1.7%
Electronic Equipment, Instruments & Components	192,757	1.3%
Energy Equipment & Services	187,266	1.3%
Entertainment	63,820	0.4%
Financial Services	226,075	1.5%
Food Products	47,910	0.3%
Ground Transportation	260,263	1.8%
Health Care Equipment & Supplies	206,207	1.4%
Health Care Providers & Services	264,323	1.8%
Health Care REITs	36,442	0.2%
Health Care Technology	17,957	0.1%
Hotel & Resort REITs	33,136	0.2%
Hotels, Restaurants & Leisure	788,377	5.4%
Household Durables	367,354	2.5%
Industrial REITs	159,134	1.1%
	Value	% of Net Assets
Insurance	$432,205	3.0%
Interactive Media & Services	12,578	0.1%
Leisure Products	79,223	0.5%
Life Sciences Tools & Services	244,362	1.7%
Machinery	903,730	6.2%
Marine Transportation	30,771	0.2%
Media	87,978	0.6%
Metals & Mining	224,316	1.5%
Office REITs	11,539	0.1%
Oil, Gas & Consumable Fuels	884,925	6.0%
Paper & Forest Products	35,896	0.2%
Personal Care Products	202,699	1.3%
Pharmaceuticals	29,671	0.2%
Professional Services	354,078	2.4%
Residential REITs	157,034	1.1%
Retail REITs	62,538	0.4%
Semiconductors & Semiconductor Equipment	579,007	3.9%
Software	643,295	4.4%
Specialized REITs	229,502	1.6%
Specialty Retail	701,161	4.8%
Technology Hardware, Storage & Peripherals	206,114	1.4%
Textiles, Apparel & Luxury Goods	222,150	1.5%
Trading Companies & Distributors	323,334	2.2%
Water Utilities	47,372	0.4%
Other**	8,429	NM
Total	$14,688,801	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

60 :: ProFund VP Mid-Cap Value :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks (99.7%)

	Shares	Value
Acuity Brands, Inc. (Electrical Equipment)	126	$30,421
Adient PLC* (Automobile Components)	756	18,681
AECOM (Construction & Engineering)	618	54,471
Affiliated Managers Group, Inc. (Capital Markets)	268	41,870
AGCO Corp. (Machinery)	521	50,995
Agree Realty Corp. (Retail REITs)	844	52,277
Alcoa Corp. (Metals & Mining)	1,510	60,068
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	391	11,042
ALLETE, Inc. (Electric Utilities)	485	30,240
Ally Financial, Inc. (Consumer Finance)	2,301	91,281
Amedisys, Inc.* (Health Care Providers & Services)	159	14,596
American Financial Group, Inc. (Insurance)	550	67,661
American Homes 4 Rent—Class A (Residential REITs)	1,083	40,244
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	870	34,817
Annaly Capital Management, Inc. (Mortgage REITs)	4,210	80,242
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,207	17,791
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	2,458	80,204
AptarGroup, Inc. (Containers & Packaging)	229	32,245
Aramark (Hotels, Restaurants & Leisure)	2,212	75,253
Arcadium Lithium PLC* (Chemicals)	3,386	11,377
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	448	54,100
ASGN, Inc.* (Professional Services)	386	34,034
Ashland, Inc. (Chemicals)	422	39,875
Aspen Technology, Inc.* (Software)	117	23,240
Associated Banc-Corp. (Banks)	1,247	26,374
Autoliv, Inc. (Automobile Components)	244	26,106
AutoNation, Inc.* (Specialty Retail)	207	32,992
Avient Corp. (Chemicals)	768	33,523
Avnet, Inc. (Electronic Equipment, Instruments & Components)	760	39,132
Azenta, Inc.* (Life Sciences Tools & Services)	163	8,577
Bank OZK (Banks)	426	17,466
Belden, Inc. (Electronic Equipment, Instruments & Components)	342	32,080
BellRing Brands, Inc.* (Personal Care Products)	516	29,484
Berry Global Group, Inc. (Containers & Packaging)	962	56,614
BioMarin Pharmaceutical, Inc.* (Biotechnology)	703	57,878
BJ's Wholesale Club Holdings, Inc.* (Household Products)	1,118	98,205
Black Hills Corp. (Multi-Utilities)	580	31,541
Blackbaud, Inc.* (Software)	129	9,826
Brighthouse Financial, Inc.* (Insurance)	522	22,623
Brixmor Property Group, Inc. (Retail REITs)	1,419	32,765
Bruker Corp. (Life Sciences Tools & Services)	328	20,930
Brunswick Corp. (Leisure Products)	222	16,155
Burlington Stores, Inc.* (Specialty Retail)	215	51,600
Cabot Corp. (Chemicals)	153	14,059
CACI International, Inc.*—Class A (Professional Services)	118	50,755
Cadence Bank (Banks)	1,537	43,466

Common Stocks, continued

	Shares	Value
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	510	$16,871
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	307	19,025
ChampionX Corp. (Energy Equipment & Services)	529	17,568
Chemed Corp. (Health Care Providers & Services)	51	27,672
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	937	77,012
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	103	12,257
Ciena Corp.* (Communications Equipment)	718	34,594
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	195	24,894
Cleveland-Cliffs, Inc.* (Metals & Mining)	4,000	61,561
CNO Financial Group, Inc. (Insurance)	911	25,253
Cognex Corp. (Electronic Equipment, Instruments & Components)	809	37,829
Coherent Corp.* (Electronic Equipment, Instruments & Components)	1,116	80,865
Columbia Banking System, Inc. (Banks)	1,761	35,026
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	147	11,625
Commerce Bancshares, Inc. (Banks)	585	32,631
Commercial Metals Co. (Metals & Mining)	973	53,505
CommVault Systems, Inc.* (Software)	146	17,749
Concentrix Corp. (Professional Services)	394	24,932
COPT Defense Properties (Office REITs)	577	14,442
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	619	30,294
Cousins Properties, Inc. (Office REITs)	1,279	29,609
Crane NXT Co. (Electronic Equipment, Instruments & Components)	408	25,059
Crown Holdings, Inc. (Containers & Packaging)	532	39,575
CubeSmart (Specialized REITs)	852	38,485
Cullen/Frost Bankers, Inc. (Banks)	313	31,810
Curtiss-Wright Corp. (Aerospace & Defense)	113	30,620
Cytokinetics, Inc.* (Biotechnology)	530	28,715
Darling Ingredients, Inc.* (Food Products)	1,344	49,392
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	1,747	43,518
Dick's Sporting Goods, Inc. (Specialty Retail)	230	49,416
Dolby Laboratories, Inc.—Class A (Software)	216	17,114
Donaldson Co., Inc. (Machinery)	435	31,129
Doximity, Inc.*—Class A (Health Care Technology)	514	14,377
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	302	21,451
East West Bancorp, Inc. (Banks)	538	39,398
EastGroup Properties, Inc. (Industrial REITs)	154	26,195
Encompass Health Corp. (Health Care Providers & Services)	466	39,977
EnerSys (Electrical Equipment)	194	20,083
Enovis Corp.* (Health Care Equipment & Supplies)	420	18,984
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,446	24,047
EPR Properties (Specialized REITs)	242	10,159
Equitable Holdings, Inc. (Financial Services)	1,209	49,400
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	2,152	27,933

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Value :: 61

Common Stocks, continued

	Shares		Value
Equity LifeStyle Properties, Inc. (Residential REITs)	565		$36,798
Erie Indemnity Co.—Class A (Insurance)	88		31,891
Essent Group, Ltd. (Financial Services)	897		50,401
Essential Utilities, Inc. (Water Utilities)	1,101		41,100
Euronet Worldwide, Inc.* (Financial Services)	169		17,492
Evercore, Inc. (Capital Markets)	92		19,176
ExlService Holdings, Inc.* (Professional Services)	588		18,440
Exponent, Inc. (Professional Services)	209		19,880
F.N.B. Corp. (Banks)	3,026		41,396
Federated Hermes, Inc. (Capital Markets)	675		22,194
Fidelity National Financial, Inc. (Insurance)	2,183		107,884
First American Financial Corp. (Insurance)	873		47,098
First Financial Bankshares, Inc. (Banks)	649		19,165
First Horizon Corp. (Banks)	4,600		72,543
First Industrial Realty Trust, Inc. (Industrial REITs)	579		27,508
Flowers Foods, Inc. (Food Products)	1,616		35,875
Flowserve Corp. (Machinery)	609		29,293
Fluor Corp.* (Construction & Engineering)	1,440		62,711
Fortune Brands Innovations, Inc. (Building Products)	631		40,977
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	1,882		49,271
GameStop Corp.*—Class A (Specialty Retail)	2,267		55,972
Gaming and Leisure Properties, Inc. (Specialized REITs)	1,302		58,863
GATX Corp. (Trading Companies & Distributors)	189		25,016
Genpact, Ltd. (Professional Services)	1,393		44,841
Gentex Corp. (Automobile Components)	700		23,597
Glacier Bancorp, Inc. (Banks)	954		35,603
Globus Medical, Inc.* (Health Care Equipment & Supplies)	947		64,860
Graham Holdings Co.—Class B (Diversified Consumer Services)	29		20,287
Grail, Inc.* (Biotechnology)	—	(a)	5
Graphic Packaging Holding Co. (Containers & Packaging)	2,585		67,754
Greif, Inc.—Class A (Containers & Packaging)	217		12,471
GXO Logistics, Inc.* (Air Freight & Logistics)	372		18,786
Haemonetics Corp.* (Health Care Equipment & Supplies)	171		14,147
Hancock Whitney Corp. (Banks)	350		16,741
Harley-Davidson, Inc. (Automobiles)	1,030		34,546
Healthcare Realty Trust, Inc. (Health Care REITs)	3,184		52,472
HealthEquity, Inc.* (Health Care Providers & Services)	359		30,946
Helen of Troy, Ltd.* (Household Durables)	200		18,548
Hexcel Corp. (Aerospace & Defense)	357		22,295
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	1,261		67,262
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	219		8,854
Home BancShares, Inc. (Banks)	1,567		37,545
IDACORP, Inc. (Electric Utilities)	260		24,219
Illumina, Inc.* (Life Sciences Tools & Services)	1,340		139,869
Independence Realty Trust, Inc. (Residential REITs)	1,890		35,419
Ingredion, Inc. (Food Products)	353		40,489
Insperity, Inc. (Professional Services)	150		13,682
Interactive Brokers Group, Inc. (Capital Markets)	369		45,239

Common Stocks, continued

	Shares	Value
International Bancshares Corp. (Banks)	256	$14,646
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	133	11,224
Iridium Communications, Inc. (Diversified Telecommunication Services)	511	13,603
Janus Henderson Group PLC (Capital Markets)	1,080	36,407
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	308	32,873
Jefferies Financial Group, Inc. (Capital Markets)	1,427	71,008
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	400	82,112
KB Home (Household Durables)	309	21,686
KBR, Inc. (Professional Services)	610	39,125
Kemper Corp. (Insurance)	509	30,199
Kilroy Realty Corp. (Office REITs)	898	27,991
Kirby Corp.* (Marine Transportation)	284	34,003
Kite Realty Group Trust (Retail REITs)	1,847	41,336
Knife River Corp.* (Construction Materials)	138	9,679
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	1,359	67,841
Kyndryl Holdings, Inc.* (IT Services)	1,936	50,936
Lamar Advertising Co.—Class A (Specialized REITs)	310	37,054
Lancaster Colony Corp. (Food Products)	89	16,818
Landstar System, Inc. (Ground Transportation)	96	17,710
Lear Corp. (Automobile Components)	478	54,592
Lithia Motors, Inc. (Specialty Retail)	231	58,316
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	63	16,102
LivaNova PLC* (Health Care Equipment & Supplies)	287	15,733
Louisiana-Pacific Corp. (Paper & Forest Products)	188	15,478
Lumentum Holdings, Inc.* (Communications Equipment)	569	28,973
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	171	19,061
Macy's, Inc. (Broadline Retail)	2,315	44,448
ManpowerGroup, Inc. (Professional Services)	401	27,990
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	275	24,013
Masimo Corp.* (Health Care Equipment & Supplies)	143	18,009
MasTec, Inc.* (Construction & Engineering)	511	54,671
Mattel, Inc.* (Leisure Products)	1,621	26,357
Maximus, Inc. (Professional Services)	138	11,827
MDU Resources Group, Inc. (Construction & Engineering)	1,715	43,047
MGIC Investment Corp. (Financial Services)	1,390	29,955
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	271	35,388
MP Materials Corp.* (Metals & Mining)	676	8,605
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	176	13,959
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	695	28,662
National Fuel Gas Co. (Gas Utilities)	773	41,889
National Storage Affiliates Trust (Specialized REITs)	299	12,325
Neogen Corp.* (Health Care Equipment & Supplies)	1,658	25,915
New Jersey Resources Corp. (Gas Utilities)	831	35,517
New York Community Bancorp, Inc. (Banks)	6,558	21,117
Nexstar Media Group, Inc. (Media)	262	43,495
See accompanying notes to the financial statements.

62 :: ProFund VP Mid-Cap Value :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
NNN REIT, Inc. (Retail REITs)	972	$41,407
Nordstrom, Inc. (Broadline Retail)	824	17,485
Northwestern Energy Group, Inc. (Multi-Utilities)	516	25,841
NOV, Inc. (Energy Equipment & Services)	3,327	63,246
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	127	20,715
OGE Energy Corp. (Electric Utilities)	1,687	60,225
Old National Bancorp (Banks)	2,656	45,657
Old Republic International Corp. (Insurance)	2,127	65,724
Olin Corp. (Chemicals)	593	27,960
Omega Healthcare Investors, Inc. (Health Care REITs)	1,226	41,991
ONE Gas, Inc. (Gas Utilities)	476	30,393
Option Care Health, Inc.* (Health Care Providers & Services)	658	18,227
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	452	32,408
Oshkosh Corp. (Machinery)	550	59,511
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	888	40,866
Penske Automotive Group, Inc. (Specialty Retail)	163	24,290
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	1,309	86,538
Perrigo Co. PLC (Pharmaceuticals)	1,147	29,455
Pilgrim's Pride Corp.* (Food Products)	339	13,048
Pinnacle Financial Partners, Inc. (Banks)	380	30,415
PNM Resources, Inc. (Electric Utilities)	759	28,053
Polaris, Inc. (Leisure Products)	447	35,005
Portland General Electric Co. (Electric Utilities)	867	37,489
Post Holdings, Inc.* (Food Products)	423	44,060
PotlatchDeltic Corp. (Specialized REITs)	669	26,352
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	239	16,775
Prosperity Bancshares, Inc. (Banks)	807	49,340
PVH Corp. (Textiles, Apparel & Luxury Goods)	476	50,393
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	417	13,853
R1 RCM, Inc.* (Health Care Providers & Services)	1,665	20,912
Rayonier, Inc. (Specialized REITs)	714	20,770
Regal Rexnord Corp. (Electrical Equipment)	560	75,723
Reinsurance Group of America, Inc. (Insurance)	553	113,515
RenaissanceRe Holdings, Ltd. (Insurance)	200	44,702
Rexford Industrial Realty, Inc. (Industrial REITs)	1,115	49,719
RH* (Specialty Retail)	71	17,355
RLI Corp. (Insurance)	118	16,601
Roivant Sciences, Ltd.* (Biotechnology)	1,082	11,437
Royal Gold, Inc. (Metals & Mining)	265	33,167
RPM International, Inc. (Chemicals)	498	53,624
Ryder System, Inc. (Ground Transportation)	369	45,712
Sabra Health Care REIT, Inc. (Health Care REITs)	1,947	29,984
Sarepta Therapeutics, Inc.* (Biotechnology)	159	25,122
Science Applications International Corp. (Professional Services)	280	32,914
SEI Investments Co. (Capital Markets)	420	27,170
Selective Insurance Group, Inc. (Insurance)	230	21,581
Sensata Technologies Holding PLC (Electrical Equipment)	1,268	47,411

Common Stocks, continued

	Shares	Value
Service Corp. International (Diversified Consumer Services)	600	$42,678
Silgan Holdings, Inc. (Containers & Packaging)	683	28,911
SLM Corp. (Consumer Finance)	1,109	23,056
Sonoco Products Co. (Containers & Packaging)	827	41,945
SouthState Corp. (Banks)	641	48,985
Southwest Gas Holdings, Inc. (Gas Utilities)	506	35,612
Spire, Inc. (Gas Utilities)	486	29,515
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	499	41,746
STAG Industrial, Inc. (Industrial REITs)	766	27,622
Starwood Property Trust, Inc. (Mortgage REITs)	2,525	47,824
Stericycle, Inc.* (Commercial Services & Supplies)	780	45,341
Stifel Financial Corp. (Capital Markets)	862	72,536
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	196	17,287
Synovus Financial Corp. (Banks)	1,232	49,514
Taylor Morrison Home Corp.* (Household Durables)	890	49,341
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	654	75,472
TEGNA, Inc. (Media)	1,427	19,892
Tenet Healthcare Corp.* (Health Care Providers & Services)	822	109,350
Terex Corp. (Machinery)	249	13,655
Texas Capital Bancshares, Inc.* (Banks)	392	23,967
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	52	38,182
The Boston Beer Co., Inc.*—Class A (Beverages)	42	12,812
The Carlyle Group, Inc. (Capital Markets)	944	37,902
The Chemours Co. (Chemicals)	1,252	28,258
The Gap, Inc. (Specialty Retail)	1,822	43,528
The Goodyear Tire & Rubber Co.* (Automobile Components)	2,395	27,183
The Hanover Insurance Group, Inc. (Insurance)	302	37,883
The Middleby Corp.* (Machinery)	226	27,710
The Scotts Miracle-Gro Co. (Chemicals)	219	14,248
The Timken Co. (Machinery)	332	26,603
The Toro Co. (Machinery)	457	42,734
The Wendy's Co. (Hotels, Restaurants & Leisure)	643	10,905
The Western Union Co. (Financial Services)	2,846	34,778
Thor Industries, Inc. (Automobiles)	449	41,959
TKO Group Holdings, Inc. (Entertainment)	282	30,453
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	180	8,096
UGI Corp. (Gas Utilities)	1,763	40,373
UMB Financial Corp. (Banks)	369	30,782
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,588	10,592
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	1,605	10,481
United Bankshares, Inc. (Banks)	1,135	36,819
United States Steel Corp. (Metals & Mining)	1,882	71,141
United Therapeutics Corp.* (Biotechnology)	205	65,303
Unum Group (Insurance)	1,497	76,512
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	1,903	100,822
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	109	19,634
Valley National Bancorp (Banks)	3,598	25,114

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Value :: 63

Common Stocks, continued

	Shares	Value
Valmont Industries, Inc. (Construction & Engineering)	170	$46,657
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,053	23,482
Visteon Corp.* (Automobile Components)	128	13,658
Vornado Realty Trust (Office REITs)	1,346	35,386
Voya Financial, Inc. (Financial Services)	508	36,144
Warner Music Group Corp.—Class A (Entertainment)	274	8,398
Webster Financial Corp. (Banks)	1,443	62,900
WESCO International, Inc. (Trading Companies & Distributors)	368	58,335
Whirlpool Corp. (Household Durables)	460	47,012
Wintrust Financial Corp. (Banks)	519	51,153
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	561	12,768
WP Carey, Inc. (Diversified REITs)	1,841	101,347
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	230	17,020
XPO, Inc.* (Ground Transportation)	519	55,092
YETI Holdings, Inc.* (Leisure Products)	258	9,843
Ziff Davis, Inc.* (Interactive Media & Services)	388	21,359
Zions Bancorp NA (Banks)	1,242	53,866
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	1,602	20,458
TOTAL COMMON STOCKS (Cost $8,279,163)		10,628,418

Repurchase Agreements(b) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $40,017	$40,000	$40,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,000)		40,000
TOTAL INVESTMENT SECURITIES (Cost $8,319,163)—100.1%		10,668,418
Net other assets (liabilities)—(0.1)%		(8,536)
NET ASSETS—100.0%		$10,659,882

*  Non-income producing security.

(a)  Number of shares is less than 0.50

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

64 :: ProFund VP Mid-Cap Value :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

ProFund VP Mid-Cap Value invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$52,915	0.5%
Air Freight & Logistics	18,786	0.2%
Automobile Components	163,817	1.5%
Automobiles	76,505	0.7%
Banks	993,439	9.3%
Beverages	12,812	0.1%
Biotechnology	188,460	1.8%
Broadline Retail	61,933	0.6%
Building Products	40,977	0.4%
Capital Markets	373,502	3.5%
Chemicals	222,924	2.1%
Commercial Services & Supplies	45,341	0.4%
Communications Equipment	63,567	0.6%
Construction & Engineering	261,557	2.5%
Construction Materials	9,679	0.1%
Consumer Finance	114,337	1.1%
Consumer Staples Distribution & Retail	229,106	2.1%
Containers & Packaging	279,515	2.6%
Diversified Consumer Services	62,965	0.6%
Diversified REITs	101,347	1.0%
Diversified Telecommunication Services	62,874	0.6%
Electric Utilities	180,226	1.7%
Electrical Equipment	173,638	1.6%
Electronic Equipment, Instruments & Components	416,060	3.9%
Energy Equipment & Services	80,814	0.8%
Entertainment	38,851	0.4%
Financial Services	218,170	2.0%
Food Products	199,682	1.9%
Gas Utilities	213,299	2.0%
Ground Transportation	186,355	1.7%
Health Care Equipment & Supplies	239,066	2.2%
Health Care Providers & Services	261,680	2.5%
Health Care REITs	124,447	1.2%
Health Care Technology	14,377	0.1%
Hotels, Restaurants & Leisure	176,032	1.7%
Household Durables	136,587	1.3%
Household Products	98,205	0.9%
	Value	% of Net Assets
Independent Power and Renewable Electricity Producers	$32,408	0.3%
Industrial REITs	131,044	1.2%
Insurance	709,127	6.7%
Interactive Media & Services	41,817	0.4%
IT Services	50,936	0.5%
Leisure Products	87,360	0.8%
Life Sciences Tools & Services	169,376	1.6%
Machinery	281,630	2.6%
Marine Transportation	34,003	0.3%
Media	63,387	0.5%
Metals & Mining	288,047	2.8%
Mortgage REITs	128,066	1.2%
Multi-Utilities	57,382	0.5%
Office REITs	107,428	1.0%
Oil, Gas & Consumable Fuels	399,363	3.7%
Paper & Forest Products	15,478	0.1%
Personal Care Products	29,484	0.3%
Pharmaceuticals	62,328	0.6%
Professional Services	318,420	3.1%
Real Estate Management & Development	82,112	0.8%
Residential REITs	112,461	1.1%
Retail REITs	167,785	1.6%
Semiconductors & Semiconductor Equipment	172,032	1.6%
Software	67,929	0.6%
Specialized REITs	204,008	1.8%
Specialty Retail	333,469	3.1%
Textiles, Apparel & Luxury Goods	118,987	1.1%
Trading Companies & Distributors	127,604	1.2%
Water Utilities	41,100	0.4%
Other**	31,464	0.3%
Total	$10,659,882	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Nasdaq-100 :: 65

Common Stocks (67.8%)

	Shares	Value
Adobe, Inc.* (Software)	3,450	$1,916,613
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	12,447	2,019,028
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	3,400	515,542
Alphabet, Inc.—Class A (Interactive Media & Services)	17,514	3,190,175
Alphabet, Inc.—Class C (Interactive Media & Services)	16,748	3,071,918
Amazon.com, Inc.* (Broadline Retail)	31,028	5,996,161
American Electric Power Co., Inc. (Electric Utilities)	4,059	356,137
Amgen, Inc. (Biotechnology)	4,131	1,290,732
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,821	872,181
ANSYS, Inc.* (Software)	672	216,048
Apple, Inc. (Technology Hardware, Storage & Peripherals)	45,720	9,629,546
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,376	1,504,672
Arm Holdings PLC* (Semiconductors & Semiconductor Equipment)	910	148,894
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	701	716,934
AstraZeneca PLCADR (Pharmaceuticals)	4,484	349,707
Atlassian Corp.*—Class A (Software)	1,227	217,032
Autodesk, Inc.* (Software)	1,659	410,520
Automatic Data Processing, Inc. (Professional Services)	3,152	752,351
Baker Hughes Co. (Energy Equipment & Services)	7,686	270,317
Biogen, Inc.* (Biotechnology)	1,121	259,870
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	261	1,033,952
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,569	5,730,137
Cadence Design Systems, Inc.* (Software)	2,096	645,044
CDW Corp. (Electronic Equipment, Instruments & Components)	1,035	231,674
Charter Communications, Inc.*—Class A (Media)	1,109	331,547
Cintas Corp. (Commercial Services & Supplies)	781	546,903
Cisco Systems, Inc. (Communications Equipment)	31,026	1,474,045
Coca-Cola Europacific Partners PLC (Beverages)	3,536	257,668
Cognizant Technology Solutions Corp.—Class A (IT Services)	3,829	260,372
Comcast Corp.—Class A (Media)	30,143	1,180,400
Constellation Energy Corp. (Electric Utilities)	2,428	486,255
Copart, Inc.* (Commercial Services & Supplies)	7,411	401,380
CoStar Group, Inc.* (Real Estate Management & Development)	3,146	233,244
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	3,415	2,902,716
Crowdstrike Holdings, Inc.*—Class A (Software)	1,776	680,545
CSX Corp. (Ground Transportation)	15,055	503,590
Datadog, Inc.*—Class A (Software)	2,375	308,014
Dexcom, Inc.* (Health Care Equipment & Supplies)	3,063	347,283

Common Stocks, continued

	Shares	Value
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,373	$274,860
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	1,680	179,374
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,939	319,704
Electronic Arts, Inc. (Entertainment)	2,051	285,766
Exelon Corp. (Electric Utilities)	7,701	266,532
Fastenal Co. (Trading Companies & Distributors)	4,409	277,062
Fortinet, Inc.* (Software)	5,883	354,568
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	3,515	273,889
Gilead Sciences, Inc. (Biotechnology)	9,594	658,244
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	4,248	214,779
Grail, Inc.*(a) (Biotechnology)	204	3,143
Honeywell International, Inc. (Industrial Conglomerates)	5,015	1,070,903
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	636	309,859
Illumina, Inc.* (Life Sciences Tools & Services)	1,227	128,074
Intel Corp. (Semiconductors & Semiconductor Equipment)	32,783	1,015,290
Intuit, Inc. (Software)	2,153	1,414,973
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,732	1,215,330
Keurig Dr Pepper, Inc. (Beverages)	10,439	348,663
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,037	855,017
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,007	1,072,304
Linde PLC (Chemicals)	3,702	1,624,475
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	930	277,791
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,200	531,894
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,666	465,953
MercadoLibre, Inc.* (Broadline Retail)	390	640,926
Meta Platforms, Inc.—Class A (Interactive Media & Services)	10,395	5,241,367
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,135	378,353
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	8,528	1,121,688
Microsoft Corp. (Software)	22,160	9,904,413
Moderna, Inc.* (Biotechnology)	2,951	350,431
Mondelez International, Inc.—Class A (Food Products)	10,330	675,995
MongoDB, Inc.* (IT Services)	565	141,227
Monster Beverage Corp.* (Beverages)	8,022	400,699
Netflix, Inc.* (Entertainment)	3,318	2,239,251
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	73,342	9,060,671
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,969	529,838
Old Dominion Freight Line, Inc. (Ground Transportation)	1,673	295,452

See accompanying notes to the financial statements.

66 :: ProFund VP Nasdaq-100 :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,313	$227,106
O'Reilly Automotive, Inc.* (Specialty Retail)	454	479,451
PACCAR, Inc. (Machinery)	4,036	415,466
Palo Alto Networks, Inc.* (Software)	2,494	845,491
Paychex, Inc. (Professional Services)	2,772	328,648
PayPal Holdings, Inc.* (Financial Services)	8,056	467,490
PDD Holdings, Inc.*ADR (Broadline Retail)	5,144	683,895
PepsiCo, Inc. (Beverages)	10,587	1,746,114
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	8,594	1,711,753
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	835	877,610
Roper Technologies, Inc. (Software)	824	464,456
Ross Stores, Inc. (Specialty Retail)	2,582	375,216
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,724	679,163
Synopsys, Inc.* (Software)	1,180	702,171
Take-Two Interactive Software, Inc.* (Entertainment)	1,320	205,247
Tesla, Inc.* (Automobiles)	14,393	2,848,087
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	7,012	1,364,044
The Kraft Heinz Co. (Food Products)	9,351	301,289
The Trade Desk, Inc.*—Class A (Media)	3,429	334,910
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	9,025	1,590,025
Verisk Analytics, Inc. (Professional Services)	1,099	296,235
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,987	931,347
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	6,644	80,359
Warner Bros. Discovery, Inc.* (Entertainment)	18,870	140,393
Workday, Inc.*—Class A (Software)	1,633	365,073
Xcel Energy, Inc. (Electric Utilities)	4,279	228,541
Zscaler, Inc.* (Software)	1,154	221,787
TOTAL COMMON STOCKS (Cost $34,481,835)		114,589,272

Repurchase Agreements(b)(c) (31.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $53,288,030	$53,265,000	$53,265,000
TOTAL REPURCHASE AGREEMENTS (Cost $53,265,000)		53,265,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.23%(e)	209,873	$209,873
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $209,873)		209,873
TOTAL INVESTMENT SECURITIES (Cost $87,956,708)—99.4%		168,064,145
Net other assets (liabilities)—0.6%		1,007,289
NET ASSETS—100.0%		$169,071,434

*  Non-income producing security.

(a)  All or part of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $205,090.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2024, the aggregate amount held in a segregated account was $3,849,000.

(c)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)  Securities were purchased with cash collateral held from securities on loan at June 30, 2024.

(e)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2024.

ADR  American Depositary Receipt

NYS  New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	45	9/23/24	$17,934,525	$153,011

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	7/29/24	6.08%	$36,413,310	$(208,642)
Nasdaq-100 Index	UBS AG	7/29/24	6.13%	196,829	(1,084)
				$36,610,139	$(209,726)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Nasdaq-100 :: 67

ProFund VP Nasdaq-100 invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Automobiles	$2,848,087	1.7%
Beverages	2,753,144	1.6%
Biotechnology	4,371,377	2.5%
Broadline Retail	7,320,982	4.3%
Chemicals	1,624,475	1.0%
Commercial Services & Supplies	948,283	0.6%
Communications Equipment	1,474,045	0.9%
Consumer Staples Distribution & Retail	3,162,449	1.9%
Electric Utilities	1,337,465	0.8%
Electronic Equipment, Instruments & Components	231,674	0.1%
Energy Equipment & Services	270,317	0.2%
Entertainment	2,870,657	1.7%
Financial Services	467,490	0.3%
Food Products	977,284	0.6%
Ground Transportation	799,042	0.5%
Health Care Equipment & Supplies	2,146,361	1.3%
Hotels, Restaurants & Leisure	3,080,255	1.8%
Industrial Conglomerates	1,070,903	0.6%
Interactive Media & Services	11,503,460	6.8%
IT Services	401,599	0.2%
Life Sciences Tools & Services	128,074	0.1%
	Value	% of Net Assets
Machinery	$415,466	0.2%
Media	1,846,857	1.1%
Oil, Gas & Consumable Fuels	274,860	0.1%
Pharmaceuticals	349,707	0.2%
Professional Services	1,377,234	0.8%
Real Estate Management & Development	233,244	0.1%
Semiconductors & Semiconductor Equipment	29,008,642	17.3%
Software	18,666,748	11.0%
Specialty Retail	854,667	0.5%
Technology Hardware, Storage & Peripherals	9,629,546	5.7%
Textiles, Apparel & Luxury Goods	277,791	0.2%
Trading Companies & Distributors	277,062	0.2%
Wireless Telecommunication Services	1,590,025	0.9%
Other**	54,482,162	32.2%
Total	$169,071,434	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

68 :: ProFund VP Pharmaceuticals :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks (98.7%)

	Shares	Value
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	15,482	$98,311
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	5,171	206,840
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	2,130	135,638
Arvinas, Inc.* (Pharmaceuticals)	11,740	312,519
Axsome Therapeutics, Inc.* (Pharmaceuticals)	4,917	395,818
Bristol-Myers Squibb Co. (Pharmaceuticals)	8,787	364,924
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	10,104	124,784
Catalent, Inc.* (Pharmaceuticals)	6,526	366,957
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	5,660	182,252
Corcept Therapeutics, Inc.* (Pharmaceuticals)	10,273	333,770
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	7,967	143,486
Elanco Animal Health, Inc.* (Pharmaceuticals)	20,078	289,726
Eli Lilly & Co. (Pharmaceuticals)	413	373,922
Enliven Therapeutics, Inc.* (Pharmaceuticals)	2,924	68,334
Evolus, Inc.* (Pharmaceuticals)	8,715	94,558
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	9,437	82,102
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	7,748	48,038
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	4,794	144,635
Harrow, Inc.* (Pharmaceuticals)	3,526	73,658
Innoviva, Inc.* (Pharmaceuticals)	6,966	114,242
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	5,342	365,874
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	3,207	342,283
Johnson & Johnson (Pharmaceuticals)	2,488	363,646
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	1,872	157,735
Liquidia Corp.* (Pharmaceuticals)	10,628	127,536
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	5,193	140,367
Merck & Co., Inc. (Pharmaceuticals)	2,796	346,145
Mind Medicine Mindmed, Inc.* (Pharmaceuticals)	15,529	111,964
Nuvation Bio, Inc.* (Pharmaceuticals)	14,516	42,387
Ocular Therapeutix, Inc.* (Pharmaceuticals)	32,065	219,325
Organon & Co. (Pharmaceuticals)	17,746	367,342
Pacira BioSciences, Inc.* (Pharmaceuticals)	6,664	190,657
Perrigo Co. PLC (Pharmaceuticals)	13,482	346,218
Pfizer, Inc. (Pharmaceuticals)	13,150	367,937
Pliant Therapeutics, Inc.* (Pharmaceuticals)	5,252	56,459
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	3,293	226,723
Royalty Pharma PLC—Class A (Pharmaceuticals)	13,447	354,597

Common Stocks, continued

	Shares	Value
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	6,833	$182,783
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	6,715	182,514
Viatris, Inc. (Pharmaceuticals)	35,596	378,384
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	7,265	36,252
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	17,536	39,456
Zoetis, Inc. (Pharmaceuticals)	2,123	368,043
TOTAL COMMON STOCKS (Cost $6,875,853)		9,269,141

Repurchase Agreements(b) (1.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $165,071	$165,000	$165,000
TOTAL REPURCHASE AGREEMENTS (Cost $165,000)		165,000

Collateral for Securities Loaned(c) (1.9%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.23%(d)	182,208	$182,208
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $182,208)		182,208
TOTAL INVESTMENT SECURITIES (Cost $7,223,061)—102.4%		9,616,349
Net other assets (liabilities)—(2.4)%		(221,675)
NET ASSETS—100.0%		$9,394,674

*  Non-income producing security.

(a)  All or part of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $115,398.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  Securities were purchased with cash collateral held from securities on loan at June 30, 2024.

(d)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2024.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Pharmaceuticals Select Industry Index	Goldman Sachs International	7/23/24	6.08%	$174,019	$(3,516)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Pharmaceuticals :: 69

ProFund VP Pharmaceuticals invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Pharmaceuticals	$9,269,141	98.7%
Other**	125,533	1.3%
Total	$9,394,674	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

70 :: ProFund VP Precious Metals :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (80.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $24,211,463	$24,201,000	$24,201,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,201,000)		24,201,000
TOTAL INVESTMENT SECURITIES (Cost $24,201,000)—80.0%		24,201,000
Net other assets (liabilities)—20.0%		6,033,128
NET ASSETS—100.0%		$30,234,128

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2024, the aggregate amount held in a segregated account was $3,326,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	7/23/24	6.08%	$17,439,638	$(51,847)
Dow Jones Precious Metals Index	UBS AG	7/23/24	6.08%	12,686,926	(54,953)
				$30,126,564	$(106,800)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Real Estate :: 71

Common Stocks (98.6%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (Office REITs)	964	$112,759
American Tower Corp. (Specialized REITs)	2,860	555,927
AvalonBay Communities, Inc. (Residential REITs)	871	180,201
BXP, Inc. (Office REITs)	884	54,419
Camden Property Trust (Residential REITs)	652	71,140
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	1,848	164,675
CoStar Group, Inc.* (Real Estate Management & Development)	2,501	185,424
Crown Castle, Inc. (Specialized REITs)	2,659	259,784
Digital Realty Trust, Inc. (Specialized REITs)	1,987	302,123
Equinix, Inc. (Specialized REITs)	581	439,585
Equity Commonwealth* (Office REITs)	1	15
Equity Residential (Residential REITs)	2,111	146,377
Essex Property Trust, Inc. (Residential REITs)	394	107,247
Extra Space Storage, Inc. (Specialized REITs)	1,296	201,411
Federal Realty Investment Trust (Retail REITs)	458	46,244
Healthpeak Properties, Inc. (Health Care REITs)	4,309	84,456
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	4,317	77,620
Invitation Homes, Inc. (Residential REITs)	3,525	126,512
Iron Mountain, Inc. (Specialized REITs)	1,796	160,958
Kimco Realty Corp. (Retail REITs)	4,085	79,494
Mid-America Apartment Communities, Inc. (Residential REITs)	715	101,966
Prologis, Inc. (Industrial REITs)	5,669	636,685
Public Storage (Specialized REITs)	967	278,158
Realty Income Corp. (Retail REITs)	5,332	281,636
Regency Centers Corp. (Retail REITs)	1,006	62,573

Common Stocks, continued

	Shares	Value
SBA Communications Corp. (Specialized REITs)	658	$129,165
Simon Property Group, Inc. (Retail REITs)	1,996	302,994
UDR, Inc. (Residential REITs)	1,855	76,333
Ventas, Inc. (Health Care REITs)	2,478	127,022
VICI Properties, Inc. (Specialized REITs)	6,387	182,924
Welltower, Inc. (Health Care REITs)	3,662	381,764
Weyerhaeuser Co. (Specialized REITs)	4,464	126,733
TOTAL COMMON STOCKS (Cost $2,851,301)		6,044,324

Repurchase Agreements(a) (1.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $83,036	$83,000	$83,000
TOTAL REPURCHASE AGREEMENTS (Cost $83,000)		83,000
TOTAL INVESTMENT SECURITIES (Cost $2,934,301)—100.0%		6,127,324
Net other assets (liabilities)—(NM)		1,199
NET ASSETS—100.0%		$6,128,523

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	7/23/24	6.08%	$86,052	$(698)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Real Estate invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Health Care REITs	$593,242	9.7%
Hotel & Resort REITs	77,620	1.3%
Industrial REITs	636,685	10.4%
Office REITs	167,193	2.7%
Real Estate Management & Development	350,099	5.7%
Residential REITs	809,776	13.2%
Retail REITs	772,941	12.6%
	Value	% of Net Assets
Specialized REITs	$2,636,768	43.0%
Other**	84,199	1.4%
Total	$6,128,523	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

72 :: ProFund VP Rising Rates Opportunity :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (98.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $8,507,677	$8,504,000	$8,504,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,504,000)		8,504,000
TOTAL INVESTMENT SECURITIES (Cost $8,504,000)—98.0%		8,504,000
Net other assets (liabilities)—2.0%		170,103
NET ASSETS—100.0%		$8,674,103

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2024, the aggregate amount held in a segregated account was $373,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.625% due on 5/15/54	Citibank North America	7/15/24	(5.25)%	$(5,475,516)	$121,110
30-Year U.S. Treasury Bond, 4.625% due on 5/15/54	Societe' Generale	7/15/24	(5.17)%	(5,252,439)	113,983
				$(10,727,955)	$235,093

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Semiconductor :: 73

Common Stocks (44.5%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	11,896	$1,929,650
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	526	14,854
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	761	30,455
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,650	833,149
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,115	1,443,079
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	239	33,983
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,206	5,147,329
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	397	50,681
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	1,001	99,810
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,110	150,294
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	613	30,993
Intel Corp. (Semiconductors & Semiconductor Equipment)	31,330	970,290
KLA Corp. (Semiconductors & Semiconductor Equipment)	991	817,089
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	962	1,024,386
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,012	58,686
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,370	445,263
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,977	363,896
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	8,150	1,071,970
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	465	60,720
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	358	294,161
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	181,037	22,365,312
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,882	506,427
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,166	217,029
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	418	29,339
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	711	82,504
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	8,228	1,638,853
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	793	46,597

Common Stocks, continued

	Shares	Value
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	235	$25,998
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,181	125,871
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	422	10,660
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,149	170,385
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,701	1,303,546
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	321	67,490
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	926	21,076
TOTAL COMMON STOCKS (Cost $8,115,538)		41,481,825

Repurchase Agreements(b) (1.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $1,705,737	$1,705,000	$1,705,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,705,000)		1,705,000

Collateral for Securities Loaned(c) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.23%(d)	49,421	$49,421
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $49,421)		49,421
TOTAL INVESTMENT SECURITIES (Cost $9,869,959)—46.4%		43,236,246
Net other assets (liabilities)—53.6%		49,985,011
NET ASSETS—100.0%		$93,221,257

*  Non-income producing security.

(a)  All or part of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $30,993.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  Securities were purchased with cash collateral held from securities on loan at June 30, 2024.

(d)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2024.

See accompanying notes to the financial statements.

74 :: ProFund VP Semiconductor :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	7/23/24	6.08%	$51,191,806	$95,739

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Semiconductor invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$41,481,825	44.5%
Other**	51,739,432	55.5%
Total	$93,221,257	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Short Dow 30 :: 75

Repurchase Agreements(a)(b) (96.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $6,003	$6,000	$6,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,000)		6,000
TOTAL INVESTMENT SECURITIES (Cost $6,000)—96.0%		6,000
Net other assets (liabilities)—4.0%		250
NET ASSETS—100.0%		$6,250

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2024, the aggregate amount held in a segregated account was $4,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	7/29/24	(5.83)%	$(599)	$1
Dow Jones Industrial Average	UBS AG	7/29/24	(5.18)%	(5,627)	7
				$(6,226)	$8

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

76 :: ProFund VP Short Emerging Markets :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (98.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $519,224	$519,000	$519,000
TOTAL REPURCHASE AGREEMENTS (Cost $519,000)		519,000
TOTAL INVESTMENT SECURITIES (Cost $519,000)—98.4%		519,000
Net other assets (liabilities)—1.6%		8,606
NET ASSETS—100.0%		$527,606

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2024, the aggregate amount held in a segregated account was $41,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	7/29/24	(5.13)%	$(330,352)	$(19)
S&P Emerging 50 ADR Index (USD)	UBS AG	7/29/24	(4.83)%	(197,285)	(12)
				$(527,637)	$(31)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Short International :: 77

Repurchase Agreements(a)(b) (98.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $784,339	$784,000	$784,000
TOTAL REPURCHASE AGREEMENTS (Cost $784,000)		784,000
TOTAL INVESTMENT SECURITIES (Cost $784,000)—98.2%		784,000
Net other assets (liabilities)—1.8%		14,387
NET ASSETS—100.0%		$798,387

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2024, the aggregate amount held in a segregated account was $179,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	7/29/24	(5.28)%	$(315,519)	$(470)
MSCI EAFE Index	UBS AG	7/29/24	(5.03)%	(481,865)	(721)
				$(797,384)	$(1,191)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

78 :: ProFund VP Short Mid-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (111.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $84,036	$84,000	$84,000
TOTAL REPURCHASE AGREEMENTS (Cost $84,000)		84,000
TOTAL INVESTMENT SECURITIES (Cost $84,000)—111.3%		84,000
Net other assets (liabilities)—(11.3)%		(8,507)
NET ASSETS—100.0%		$75,493

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2024, the aggregate amount held in a segregated account was $21,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	7/29/24	(5.58)%	$(10,375)	$(60)
S&P MidCap 400	UBS AG	7/29/24	(5.33)%	(64,414)	(185)
				$(74,789)	$(245)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Short Nasdaq-100 :: 79

Repurchase Agreements(a)(b) (98.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $2,507,083	$2,506,000	$2,506,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,506,000)		2,506,000
TOTAL INVESTMENT SECURITIES (Cost $2,506,000)—98.2%		2,506,000
Net other assets (liabilities)—1.8%		45,293
NET ASSETS—100.0%		$2,551,293

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2024, the aggregate amount held in a segregated account was $413,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	1	9/23/24	$(398,545)	$(3,404)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	7/29/24	(5.83)%	$(649,535)	$3,463
Nasdaq-100 Index	UBS AG	7/29/24	(5.48)%	(1,495,898)	8,210
				$(2,145,433)	$11,673

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

80 :: ProFund VP Short Small-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (83.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $3,031,310	$3,030,000	$3,030,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,030,000)		3,030,000
TOTAL INVESTMENT SECURITIES (Cost $3,030,000)—83.3%		3,030,000
Net other assets (liabilities)—16.7%		609,563
NET ASSETS—100.0%		$3,639,563

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2024, the aggregate amount held in a segregated account was $352,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	2	9/23/24	$(206,500)	$1,781

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	7/29/24	(5.48)%	$(1,789,682)	$(6,153)
Russell 2000 Index	UBS AG	7/29/24	(5.18)%	(1,638,152)	(8,080)
				$(3,427,834)	$(14,233)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 81

Common Stocks (85.0%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Specialty Retail)	65	$619
1st Source Corp. (Banks)	46	2,467
1stdibs.com, Inc.* (Broadline Retail)	64	287
2seventy bio, Inc.* (Biotechnology)	122	470
374Water, Inc.* (Machinery)	164	197
3D Systems Corp.* (Machinery)	319	979
4D Molecular Therapeutics, Inc.* (Biotechnology)	125	2,624
89bio, Inc.* (Biotechnology)	203	1,626
8x8, Inc.* (Software)	293	650
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	59	304
A10 Networks, Inc. (Software)	178	2,465
AAR Corp.* (Aerospace & Defense)	86	6,252
Abercrombie & Fitch Co.* (Specialty Retail)	126	22,407
ABM Industries, Inc. (Commercial Services & Supplies)	158	7,990
Absci Corp.* (Biotechnology)	200	616
Acacia Research Corp.* (Financial Services)	95	476
Academy Sports & Outdoors, Inc. (Specialty Retail)	181	9,638
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	300	4,875
Acadia Realty Trust (Retail REITs)	253	4,534
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	131	1,344
ACCO Brands Corp. (Commercial Services & Supplies)	234	1,100
Accolade, Inc.* (Health Care Providers & Services)	185	662
Accuray, Inc.* (Health Care Equipment & Supplies)	240	437
ACELYRIN, Inc.* (Biotechnology)	183	807
Achieve Life Sciences, Inc.* (Biotechnology)	86	404
ACI Worldwide, Inc.* (Software)	264	10,452
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	128	2,952
ACNB Corp. (Banks)	21	762
Acrivon Therapeutics, Inc.* (Biotechnology)	30	174
Actinium Pharmaceuticals, Inc.* (Biotechnology)	75	555
Acumen Pharmaceuticals, Inc.* (Biotechnology)	105	254
Acushnet Holdings Corp. (Leisure Products)	73	4,634
ACV Auctions, Inc.*—Class A (Commercial Services & Supplies)	371	6,771
AdaptHealth Corp.* (Health Care Providers & Services)	255	2,550
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	290	1,050
ADC Therapeutics SA* (Biotechnology)	175	553
Addus HomeCare Corp.* (Health Care Providers & Services)	39	4,528
Adeia, Inc. (Software)	272	3,042
Adient PLC* (Automobile Components)	228	5,634
ADMA Biologics, Inc.* (Biotechnology)	564	6,306
Adtalem Global Education, Inc.* (Diversified Consumer Services)	98	6,684

Common Stocks, continued

	Shares	Value
ADTRAN Holdings, Inc. (Communications Equipment)	197	$1,036
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	94	10,223
AdvanSix, Inc. (Chemicals)	64	1,467
Advantage Solutions, Inc.* (Media)	268	863
Adverum Biotechnologies, Inc.* (Biotechnology)	52	357
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	69	771
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	91	274
Aerovate Therapeutics, Inc.* (Biotechnology)	34	56
AeroVironment, Inc.* (Aerospace & Defense)	66	12,023
AerSale Corp.* (Aerospace & Defense)	84	581
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	57	144
AFC Gamma, Inc. (Mortgage REITs)	42	512
AG Mortgage Investment Trust, Inc. (Mortgage REITs)	72	478
Agenus, Inc.* (Biotechnology)	51	854
agilon health, Inc.* (Health Care Providers & Services)	772	5,049
Agilysys, Inc.* (Software)	55	5,728
Agios Pharmaceuticals, Inc.* (Biotechnology)	142	6,123
Air Transport Services Group, Inc.* (Air Freight & Logistics)	128	1,775
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	33	132
Airship Ai Holdings, Inc.* (Software)	8	29
Aka Brands Holding Corp.* (Specialty Retail)	2	31
Akebia Therapeutics, Inc.* (Biotechnology)	521	531
Akero Therapeutics, Inc.* (Biotechnology)	170	3,988
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	67	157
Alamo Group, Inc. (Machinery)	26	4,498
Alarm.com Holdings, Inc.* (Software)	121	7,688
Albany International Corp. (Machinery)	78	6,587
Aldeyra Therapeutics, Inc.* (Biotechnology)	125	414
Alector, Inc.* (Biotechnology)	202	917
Alerus Financial Corp. (Financial Services)	45	882
Alexander & Baldwin, Inc. (Diversified REITs)	182	3,087
Alexander's, Inc. (Retail REITs)	5	1,124
Alico, Inc. (Food Products)	18	466
Alight, Inc.*—Class A (Professional Services)	1,189	8,775
Alignment Healthcare, Inc.* (Health Care Providers & Services)	251	1,963
Alimera Sciences, Inc.* (Pharmaceuticals)	54	300
Alkami Technology, Inc.* (Software)	110	3,133
Alkermes PLC* (Biotechnology)	422	10,170
Allegiant Travel Co. (Passenger Airlines)	39	1,959
ALLETE, Inc. (Electric Utilities)	145	9,041
Allient, Inc. (Electrical Equipment)	36	910
Allogene Therapeutics, Inc.* (Biotechnology)	263	613
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	58	2,167
Alpha Metallurgical Resources, Inc. (Metals & Mining)	28	7,855
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	257	2,686
See accompanying notes to the financial statements.

82 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Alpine Income Property Trust, Inc. (Diversified REITs)	31	$482
Alta Equipment Group, Inc. (Trading Companies & Distributors)	67	539
Altair Engineering, Inc.*—Class A (Software)	143	14,026
AlTi Global, Inc.* (Capital Markets)	84	438
Altimmune, Inc.*(a) (Biotechnology)	178	1,184
Alto Neuroscience, Inc.* (Pharmaceuticals)	22	235
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	190	745
ALX Oncology Holdings, Inc.* (Biotechnology)	83	500
Amalgamated Financial Corp. (Banks)	45	1,233
A-Mark Precious Metals, Inc. (Financial Services)	44	1,424
Ambac Financial Group, Inc.* (Insurance)	109	1,397
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	95	5,125
AMC Entertainment Holdings, Inc.* (Entertainment)	697	3,471
AMC Networks, Inc.*—Class A (Media)	80	773
Amerant Bancorp, Inc. (Banks)	74	1,680
Ameresco, Inc.*—Class A (Construction & Engineering)	81	2,334
American Assets Trust, Inc. (Diversified REITs)	120	2,686
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	288	2,013
American Coastal Insurance Corp.* (Insurance)	61	644
American Eagle Outfitters, Inc. (Specialty Retail)	457	9,122
American Healthcare REIT, Inc. (Health Care REITs)	163	2,381
American Public Education, Inc.* (Diversified Consumer Services)	39	686
American Realty Investors, Inc.* (Real Estate Management & Development)	4	57
American Software, Inc.—Class A (Software)	79	721
American States Water Co. (Water Utilities)	93	6,749
American Superconductor Corp.* (Electrical Equipment)	85	1,988
American Vanguard Corp. (Chemicals)	63	542
American Woodmark Corp.* (Building Products)	40	3,144
America's Car-Mart, Inc.* (Specialty Retail)	15	903
Ameris Bancorp (Banks)	165	8,308
AMERISAFE, Inc. (Insurance)	48	2,107
Ames National Corp. (Banks)	22	451
Amicus Therapeutics, Inc.* (Biotechnology)	735	7,291
AMMO, Inc.* (Leisure Products)	225	378
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	95	4,867
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	398	2,527
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	96	3,840
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	98	664
Amplitude, Inc.*—Class A (Software)	191	1,700
Amprius Technologies, Inc.* (Electrical Equipment)	35	44
AnaptysBio, Inc.* (Biotechnology)	49	1,228
Anavex Life Sciences Corp.*(a) (Biotechnology)	182	768

Common Stocks, continued

	Shares	Value
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	30	$393
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	96	581
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	46	2,929
Anika Therapeutics, Inc.* (Biotechnology)	37	937
Annexon, Inc.* (Biotechnology)	211	1,034
Anterix, Inc.* (Diversified Telecommunication Services)	32	1,267
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	246	814
Apartment Investment and Management Co.* (Residential REITs)	356	2,951
Apogee Enterprises, Inc. (Building Products)	55	3,456
Apogee Therapeutics, Inc.* (Biotechnology)	91	3,581
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	357	3,495
Appian Corp.*—Class A (Software)	101	3,117
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	571	8,302
Applied Digital Corp.*(a) (IT Services)	247	1,470
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	96	18,624
Applied Optoelectronics, Inc.* (Communications Equipment)	93	771
Applied Therapeutics, Inc.* (Biotechnology)	241	1,125
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	186	484
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	461	6,615
Arbutus Biopharma Corp.* (Biotechnology)	349	1,078
Arcadium Lithium PLC* (Chemicals)	2,714	9,119
ArcBest Corp. (Ground Transportation)	59	6,317
Arcellx, Inc.* (Biotechnology)	108	5,961
Arch Resources, Inc. (Metals & Mining)	44	6,698
Archer Aviation, Inc.*(a)—Class A (Aerospace & Defense)	585	2,059
Archrock, Inc. (Energy Equipment & Services)	387	7,825
Arcosa, Inc. (Construction & Engineering)	122	10,176
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	57	1,388
Arcus Biosciences, Inc.* (Biotechnology)	136	2,071
Arcutis Biotherapeutics, Inc.* (Biotechnology)	266	2,474
Ardagh Metal Packaging SA (Containers & Packaging)	362	1,231
Ardelyx, Inc.* (Biotechnology)	582	4,313
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	104	2,343
Ares Commercial Real Estate Corp. (Mortgage REITs)	134	891
Argan, Inc. (Construction & Engineering)	31	2,268
Arhaus, Inc. (Specialty Retail)	128	2,168
Aris Water Solutions, Inc.—Class A (Commercial Services & Supplies)	67	1,050
Arko Corp. (Specialty Retail)	202	1,267
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	238	3,104
Armada Hoffler Properties, Inc. (Diversified REITs)	166	1,841
ARMOUR Residential REIT, Inc. (Mortgage REITs)	123	2,384
Arq, Inc.* (Chemicals)	62	376

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 83

Common Stocks, continued

	Shares	Value
Array Technologies, Inc.* (Electrical Equipment)	382	$3,919
ArriVent Biopharma, Inc.* (Biotechnology)	25	464
Arrow Financial Corp. (Banks)	41	1,068
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	299	7,771
ARS Pharmaceuticals, Inc.* (Biotechnology)	123	1,047
Arteris, Inc.* (Software)	69	518
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	158	6,521
Artivion, Inc.* (Health Care Equipment & Supplies)	99	2,539
Arvinas, Inc.* (Pharmaceuticals)	161	4,286
Asana, Inc.*—Class A (Software)	199	2,784
Asbury Automotive Group, Inc.* (Specialty Retail)	51	11,620
ASGN, Inc.* (Professional Services)	113	9,963
Asp Isotopes, Inc.* (Chemicals)	99	303
Aspen Aerogels, Inc.* (Chemicals)	146	3,482
AssetMark Financial Holdings, Inc.* (Capital Markets)	57	1,969
Associated Banc-Corp. (Banks)	375	7,931
AST SpaceMobile, Inc.* (Diversified Telecommunication Services)	295	3,425
Astec Industries, Inc. (Machinery)	57	1,691
Astrana Health, Inc.* (Health Care Providers & Services)	108	4,380
Astria Therapeutics, Inc.* (Biotechnology)	113	1,028
Astronics Corp.* (Aerospace & Defense)	72	1,442
Asure Software, Inc.* (Professional Services)	59	496
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	193	639
Atkore, Inc. (Electrical Equipment)	92	12,413
Atlanta Braves Holdings, Inc.* (Entertainment)	26	1,075
Atlanta Braves Holdings, Inc.* (Entertainment)	126	4,969
Atlantic Union Bankshares Corp. (Banks)	224	7,358
Atlanticus Holdings Corp.* (Consumer Finance)	14	395
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	170	3,388
Atmus Filtration Technologies, Inc.* (Automobile Components)	210	6,044
ATN International, Inc. (Diversified Telecommunication Services)	26	593
Atossa Therapeutics, Inc.* (Biotechnology)	317	377
AtriCure, Inc.* (Health Care Equipment & Supplies)	119	2,710
Atrion Corp. (Health Care Equipment & Supplies)	3	1,357
Audioeye, Inc.* (Software)	17	299
Aura Biosciences, Inc.* (Biotechnology)	116	877
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	360	2,056
Aurora Innovation, Inc.* (Software)	2,106	5,834
Avadel Pharmaceuticals PLC* (Pharmaceuticals)	231	3,248
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	114	2,271
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	131	362
AvePoint, Inc.* (Software)	318	3,314
Aviat Networks, Inc.* (Communications Equipment)	28	803

Common Stocks, continued

	Shares	Value
Avid Bioservices, Inc.* (Biotechnology)	156	$1,114
Avidity Biosciences, Inc.* (Biotechnology)	253	10,335
AvidXchange Holdings, Inc.* (Financial Services)	435	5,246
Avient Corp. (Chemicals)	226	9,865
Avista Corp. (Multi-Utilities)	196	6,784
Avita Medical, Inc.* (Biotechnology)	64	507
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	82	11,659
Axogen, Inc.* (Health Care Equipment & Supplies)	106	767
Axonics, Inc.* (Health Care Equipment & Supplies)	128	8,605
Axos Financial, Inc.* (Banks)	137	7,830
Axsome Therapeutics, Inc.* (Pharmaceuticals)	91	7,325
AZZ, Inc. (Building Products)	74	5,717
B Riley Financial, Inc.(a) (Capital Markets)	51	900
B&G Foods, Inc. (Food Products)	195	1,576
Backblaze, Inc.*—Class A (IT Services)	100	616
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	74	13,790
Balchem Corp. (Chemicals)	81	12,470
Bally's Corp.* (Hotels, Restaurants & Leisure)	60	718
Banc of California, Inc. (Banks)	348	4,447
BancFirst Corp. (Banks)	50	4,385
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Financial Services)	69	2,047
Bandwidth, Inc.*—Class A (Diversified Telecommunication Services)	62	1,047
Bank First Corp. (Banks)	25	2,065
Bank of Hawaii Corp. (Banks)	98	5,607
Bank of Marin Bancorp (Banks)	40	648
Bank7 Corp. (Banks)	10	313
BankUnited, Inc. (Banks)	187	5,473
Bankwell Financial Group, Inc. (Banks)	16	406
Banner Corp. (Banks)	86	4,269
Bar Harbor Bankshares (Banks)	37	995
BARK, Inc.* (Specialty Retail)	332	601
Barnes Group, Inc. (Machinery)	116	4,804
Barrett Business Services, Inc. (Professional Services)	64	2,097
BayCom Corp. (Banks)	27	549
BCB Bancorp, Inc. (Banks)	37	393
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	159	14,390
Beam Therapeutics, Inc.* (Biotechnology)	191	4,475
Beazer Homes USA, Inc.* (Household Durables)	74	2,034
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	26	1,696
BEL Fuse, Inc.—Class A (Electronic Equipment, Instruments & Components)	4	324
Belden, Inc. (Electronic Equipment, Instruments & Components)	102	9,568
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	89	3,512
Berkshire Hills Bancorp, Inc. (Banks)	109	2,485
Berry Corp. (Oil, Gas & Consumable Fuels)	192	1,240
Beyond Meat, Inc.*(a) (Food Products)	150	1,007
Beyond, Inc.* (Specialty Retail)	114	1,491
BGC Group, Inc.—Class A (Capital Markets)	925	7,678

See accompanying notes to the financial statements.

84 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
BigBear.ai Holdings, Inc.* (IT Services)	254	$384
BigCommerce Holdings, Inc.*—Class 1 (IT Services)	177	1,427
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	2	387
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	517	3,195
Biohaven, Ltd.* (Biotechnology)	188	6,525
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	89	1,907
Biomea Fusion, Inc.* (Biotechnology)	69	311
Biote Corp.*—Class A (Pharmaceuticals)	68	508
Bioventus, Inc.*—Class A (Health Care Equipment & Supplies)	94	541
Bit Digital, Inc.* (Software)	293	932
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	47	1,631
Black Diamond Therapeutics, Inc.* (Biotechnology)	93	433
Black Hills Corp. (Multi-Utilities)	172	9,353
Blackbaud, Inc.* (Software)	103	7,846
BlackLine, Inc.* (Software)	145	7,025
BlackSky Technology, Inc.* (Professional Services)	267	286
Blackstone Mortgage Trust, Inc.(a)—Class A (Mortgage REITs)	435	7,578
Blade Air Mobility, Inc.* (Passenger Airlines)	142	494
Blend Labs, Inc.*—Class A (Software)	578	1,364
Blink Charging Co.* (Electrical Equipment)	241	660
Bloom Energy Corp.*(a)—Class A (Electrical Equipment)	498	6,096
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	198	3,808
Blue Bird Corp.* (Machinery)	81	4,362
Blue Foundry Bancorp* (Banks)	52	472
Bluebird Bio, Inc.* (Biotechnology)	480	472
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	21	1,955
Blueprint Medicines Corp.* (Biotechnology)	157	16,921
Boise Cascade Co. (Trading Companies & Distributors)	99	11,803
Boot Barn Holdings, Inc.* (Specialty Retail)	74	9,541
Borr Drilling, Ltd. (Energy Equipment & Services)	594	3,831
Boston Omaha Corp.*—Class A (Media)	62	835
Boundless Bio, Inc.* (Biotechnology)	16	62
Bowman Consulting Group, Ltd.* (Construction & Engineering)	33	1,049
Box, Inc.*—Class A (Software)	353	9,333
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	165	421
Brandywine Realty Trust (Office REITs)	424	1,900
Braze, Inc.*—Class A (Software)	131	5,088
BRC, Inc.*(a)—Class A (Food Products)	130	797
Bread Financial Holdings, Inc. (Consumer Finance)	125	5,570
Bridgebio Pharma, Inc.* (Biotechnology)	352	8,916
Bridger Aerospace Group Holdings, Inc.* (Commercial Services & Supplies)	22	82
Bridgewater Bancshares, Inc.* (Banks)	50	581

Common Stocks, continued

	Shares	Value
Brightsphere Investment Group, Inc. (Capital Markets)	69	$1,530
BrightSpire Capital, Inc. (Mortgage REITs)	323	1,841
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	135	1,534
BrightView Holdings, Inc.* (Commercial Services & Supplies)	111	1,476
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	110	7,963
Bristow Group, Inc.* (Energy Equipment & Services)	62	2,079
Broadstone Net Lease, Inc. (Diversified REITs)	472	7,491
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	479	3,272
Brookfield Business Corp.—Class A (Industrial Conglomerates)	65	1,327
Brookfield Infrastructure Corp.—Class A (Gas Utilities)	301	10,132
Brookline Bancorp, Inc. (Banks)	221	1,845
BRT Apartments Corp. (Residential REITs)	28	489
Build-A-Bear Workshop, Inc. (Specialty Retail)	32	809
Bumble, Inc.*—Class A (Interactive Media & Services)	241	2,533
Burford Capital, Ltd. (Financial Services)	502	6,551
Burke & Herbert Financial Services Corp. (Banks)	32	1,631
Business First Bancshares, Inc. (Banks)	60	1,306
Byline Bancorp, Inc. (Banks)	78	1,852
Byrna Technologies, Inc.* (Aerospace & Defense)	43	429
C3.ai, Inc.*—Class A (Software)	207	5,995
C4 Therapeutics, Inc.* (Biotechnology)	147	679
Cabaletta Bio, Inc.* (Biotechnology)	108	808
Cable One, Inc. (Media)	14	4,956
Cabot Corp. (Chemicals)	136	12,496
Cactus, Inc.—Class A (Energy Equipment & Services)	164	8,649
Cadence Bank (Banks)	456	12,896
Cadiz, Inc.* (Water Utilities)	105	324
Cadre Holdings, Inc. (Aerospace & Defense)	65	2,181
Caesarstone, Ltd.* (Building Products)	52	260
Calavo Growers, Inc. (Food Products)	42	953
Caledonia Mining Corp. PLC (Metals & Mining)	41	399
Caleres, Inc. (Specialty Retail)	86	2,890
California BanCorp* (Banks)	19	409
California Resources Corp. (Oil, Gas & Consumable Fuels)	173	9,207
California Water Service Group (Water Utilities)	145	7,031
Calix, Inc.* (Communications Equipment)	147	5,209
Cal-Maine Foods, Inc. (Food Products)	103	6,294
Cambridge Bancorp (Banks)	19	1,311
Camden National Corp. (Banks)	36	1,188
Camping World Holdings, Inc.—Class A (Specialty Retail)	106	1,893
Candel Therapeutics, Inc.* (Biotechnology)	50	310
Cannae Holdings, Inc. (Financial Services)	141	2,558
Canoo, Inc.* (Automobiles)	149	317
Cantaloupe, Inc.* (Financial Services)	146	964
Capital Bancorp, Inc. (Banks)	23	472

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 85

Common Stocks, continued

	Shares	Value
Capital City Bank Group, Inc. (Banks)	35	$995
Capitol Federal Financial, Inc. (Banks)	311	1,707
Capricor Therapeutics, Inc.* (Biotechnology)	64	305
Cardiff Oncology, Inc.* (Biotechnology)	98	218
Cardlytics, Inc.* (Media)	101	829
CareDx, Inc.* (Biotechnology)	125	1,941
CareTrust REIT, Inc. (Health Care REITs)	339	8,509
Cargo Therapeutics, Inc.* (Biotechnology)	49	805
Cargurus, Inc.* (Interactive Media & Services)	221	5,790
Caribou Biosciences, Inc.* (Biotechnology)	206	338
Carpenter Technology Corp. (Metals & Mining)	119	13,041
Carriage Services, Inc. (Diversified Consumer Services)	34	913
Cars.com, Inc.* (Interactive Media & Services)	165	3,251
Carter Bankshares, Inc.* (Banks)	57	862
Cartesian Therapeutics, Inc.* (Biotechnology)	18	486
Casella Waste Systems, Inc.* (Commercial Services & Supplies)	143	14,188
Cass Information Systems, Inc. (Financial Services)	34	1,362
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	102	1,260
Castle Biosciences, Inc.* (Health Care Providers & Services)	65	1,415
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	291	4,508
Cathay General Bancorp (Banks)	174	6,563
Cavco Industries, Inc.* (Household Durables)	21	7,270
CBIZ, Inc.* (Professional Services)	120	8,892
CBL & Associates Properties, Inc. (Retail REITs)	57	1,333
CECO Environmental Corp.* (Commercial Services & Supplies)	73	2,106
Celcuity, Inc.* (Biotechnology)	58	950
Celldex Therapeutics, Inc.* (Biotechnology)	162	5,996
Centerspace (Residential REITs)	37	2,502
Central Garden & Pet Co.* (Household Products)	24	924
Central Garden & Pet Co.*—Class A (Household Products)	131	4,327
Central Pacific Financial Corp. (Banks)	67	1,420
Centrus Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	35	1,496
Centuri Holdings, Inc.* (Construction & Engineering)	34	662
Century Aluminum Co.* (Metals & Mining)	132	2,211
Century Communities, Inc. (Household Durables)	71	5,798
Century Therapeutics, Inc.* (Biotechnology)	115	293
Cerence, Inc.* (Software)	103	291
Cerus Corp.* (Health Care Equipment & Supplies)	452	796
Cervomed, Inc.* (Biotechnology)	14	240
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	58	1,119
CG Oncology, Inc.* (Biotechnology)	58	1,831
ChampionX Corp. (Energy Equipment & Services)	478	15,873
ChargePoint Holdings, Inc.* (Electrical Equipment)	972	1,468
Chart Industries, Inc.* (Machinery)	106	15,299
Chatham Lodging Trust (Hotel & Resort REITs)	121	1,031

Common Stocks, continued

	Shares	Value
Chegg, Inc.* (Diversified Consumer Services)	249	$787
Chemung Financial Corp. (Banks)	8	384
Chesapeake Utilities Corp. (Gas Utilities)	55	5,841
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	42	645
Chimera Investment Corp. (Mortgage REITs)	202	2,586
ChoiceOne Financial Services, Inc. (Banks)	18	516
ChromaDex Corp.* (Life Sciences Tools & Services)	123	336
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	43	1,115
Cibus, Inc.* (Biotechnology)	37	364
Cimpress PLC* (Commercial Services & Supplies)	45	3,942
Cinemark Holdings, Inc.* (Entertainment)	276	5,967
Cipher Mining, Inc.* (Software)	432	1,793
Citi Trends, Inc.* (Specialty Retail)	20	425
Citizens & Northern Corp. (Banks)	37	662
Citizens Financial Services, Inc. (Banks)	11	494
City Holding Co. (Banks)	37	3,931
City Office REIT, Inc. (Office REITs)	98	488
Civista Bancshares, Inc. (Banks)	38	589
Claros Mortgage Trust, Inc. (Mortgage REITs)	216	1,732
Clarus Corp. (Leisure Products)	76	511
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	427	1,140
Cleanspark, Inc.* (Software)	555	8,852
Clear Channel Outdoor Holdings, Inc.* (Media)	874	1,232
Clear Secure, Inc.—Class A (Software)	220	4,116
Clearfield, Inc.* (Communications Equipment)	31	1,195
Clearwater Analytics Holdings, Inc.*—Class A (Software)	351	6,501
Clearwater Paper Corp.* (Paper & Forest Products)	41	1,987
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	11	691
Clipper Realty, Inc. (Residential REITs)	30	108
CNB Financial Corp. (Banks)	52	1,061
CNO Financial Group, Inc. (Insurance)	269	7,457
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	375	9,113
Coastal Financial Corp.* (Banks)	28	1,292
Codexis, Inc.* (Life Sciences Tools & Services)	175	543
Coeur Mining, Inc.* (Metals & Mining)	989	5,558
Cogent Biosciences, Inc.* (Biotechnology)	230	1,939
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	110	6,207
Cohen & Steers, Inc. (Capital Markets)	69	5,007
Coherus Biosciences, Inc.* (Biotechnology)	276	477
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	116	3,840
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	82	2,640
Colony Bankcorp, Inc. (Banks)	41	502
Columbia Financial, Inc.* (Banks)	68	1,018
Columbus McKinnon Corp. (Machinery)	71	2,452
Commercial Metals Co. (Metals & Mining)	290	15,948
Commercial Vehicle Group, Inc.* (Machinery)	82	402
CommScope Holding Co., Inc.* (Communications Equipment)	529	651
Community Financial System, Inc. (Banks)	131	6,185

See accompanying notes to the financial statements.

86 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Community Health Systems, Inc.* (Health Care Providers & Services)	314	$1,055
Community Healthcare Trust, Inc. (Health Care REITs)	67	1,567
Community Trust Bancorp, Inc. (Banks)	38	1,659
Community West Bancshares (Banks)	42	777
CommVault Systems, Inc.* (Software)	109	13,251
Compass Diversified Holdings (Financial Services)	167	3,656
Compass Minerals International, Inc. (Metals & Mining)	86	888
Compass Therapeutics, Inc.* (Biotechnology)	255	255
Compass, Inc.*—Class A (Real Estate Management & Development)	913	3,287
CompoSecure, Inc.—Class A (Technology Hardware, Storage & Peripherals)	44	299
CompX International, Inc. (Commercial Services & Supplies)	4	99
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	231	2,398
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	60	361
Conduent, Inc.* (Professional Services)	404	1,317
Conduit Pharmaceuticals, Inc.* (Life Sciences Tools & Services)	58	61
CONMED Corp. (Health Care Equipment & Supplies)	77	5,338
ConnectOne Bancorp, Inc. (Banks)	91	1,719
Consensus Cloud Solutions, Inc.* (Software)	45	773
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	73	7,448
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	192	845
Consolidated Water Co., Ltd. (Water Utilities)	38	1,009
Constellium SE* (Metals & Mining)	324	6,107
Construction Partners, Inc.*—Class A (Construction & Engineering)	108	5,963
Consumer Portfolio Services, Inc.* (Consumer Finance)	21	206
Contango ORE, Inc.* (Metals & Mining)	20	361
Contineum Therapeutics, Inc.*—Class A (Pharmaceuticals)	17	299
Cooper-Standard Holdings, Inc.* (Automobile Components)	42	522
COPT Defense Properties (Office REITs)	282	7,058
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	25	1,131
Corcept Therapeutics, Inc.* (Pharmaceuticals)	202	6,563
Core Laboratories, Inc. (Energy Equipment & Services)	118	2,394
Core Molding Technologies, Inc.* (Chemicals)	19	303
Core Scientific, Inc.* (IT Services)	447	4,157
CoreCivic, Inc.* (Commercial Services & Supplies)	276	3,582
CorMedix, Inc.* (Pharmaceuticals)	138	598
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	112	1,236
CorVel Corp.* (Health Care Providers & Services)	22	5,594
Costamare, Inc. (Marine Transportation)	108	1,774
Couchbase, Inc.* (IT Services)	97	1,771

Common Stocks, continued

	Shares	Value
Coursera, Inc.* (Diversified Consumer Services)	345	$2,470
Covenant Logistics Group, Inc. (Ground Transportation)	20	986
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	13	354
CRA International, Inc. (Professional Services)	17	2,928
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	55	2,319
Crawford & Co.—Class A (Insurance)	38	328
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	319	10,189
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	240	2,844
Cricut, Inc.—Class A (Household Durables)	116	695
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	195	8,734
Critical Metals Corp.* (Metals & Mining)	18	203
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	83	1,149
CrossFirst Bankshares, Inc.* (Banks)	114	1,598
CryoPort, Inc.* (Life Sciences Tools & Services)	109	753
CS Disco, Inc.* (Software)	74	441
CSG Systems International, Inc. (Professional Services)	74	3,047
CSW Industrials, Inc. (Building Products)	39	10,347
CTO Realty Growth, Inc. (Diversified REITs)	55	960
CTS Corp. (Electronic Equipment, Instruments & Components)	76	3,848
Cullinan Therapeutics, Inc.* (Biotechnology)	97	1,692
Cushman & Wakefield PLC* (Real Estate Management & Development)	573	5,958
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	128	557
Customers Bancorp, Inc.* (Banks)	74	3,551
CVB Financial Corp. (Banks)	332	5,724
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	86	2,302
CVRx, Inc.* (Health Care Equipment & Supplies)	33	396
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	304	1,696
Cytokinetics, Inc.* (Biotechnology)	280	15,170
Daily Journal Corp.* (Media)	3	1,183
Dakota Gold Corp.* (Metals & Mining)	164	418
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	93	1,297
Dana, Inc. (Automobile Components)	327	3,963
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	82	3,264
Dave, Inc.* (Software)	20	606
Day One Biopharmaceuticals, Inc.* (Biotechnology)	130	1,791
Definitive Healthcare Corp.* (Health Care Technology)	134	732
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	159	3,937
Deluxe Corp. (Commercial Services & Supplies)	111	2,493
Denali Therapeutics, Inc.* (Biotechnology)	311	7,221

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 87

Common Stocks, continued

	Shares	Value
Denny's Corp.* (Hotels, Restaurants & Leisure)	128	$909
Design Therapeutics, Inc.* (Biotechnology)	79	265
Designer Brands, Inc.—Class A (Specialty Retail)	105	717
Despegar.Com Corp.* (Hotels, Restaurants & Leisure)	154	2,037
Destination XL Group, Inc.* (Specialty Retail)	134	488
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	338	3,911
Diamond Hill Investment Group, Inc. (Capital Markets)	7	985
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	256	3,965
DiamondRock Hospitality Co. (Hotel & Resort REITs)	527	4,453
Dianthus Therapeutics, Inc.* (Biotechnology)	60	1,553
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	63	2,424
Digi International, Inc.* (Communications Equipment)	89	2,041
Digimarc Corp.* (Software)	38	1,178
Digital Turbine, Inc.* (Software)	240	398
DigitalBridge Group, Inc. (Real Estate Management & Development)	398	5,453
DigitalOcean Holdings, Inc.* (IT Services)	164	5,699
Dime Community Bancshares, Inc. (Banks)	89	1,816
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	38	1,376
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	114	8,200
Disc Medicine, Inc.* (Biotechnology)	41	1,848
Distribution Solutions Group, Inc.* (Building Products)	27	810
Diversified Energy Co. PLC (Oil, Gas & Consumable Fuels)	118	1,592
Diversified Healthcare Trust (Health Care REITs)	547	1,668
Dlh Holdings Corp.* (Professional Services)	21	222
DMC Global, Inc.* (Energy Equipment & Services)	49	707
DNOW, Inc.* (Trading Companies & Distributors)	270	3,707
DocGo, Inc.* (Health Care Providers & Services)	255	788
Dole PLC (Food Products)	188	2,301
Domo, Inc.*—Class B (Software)	85	656
Donegal Group, Inc.—Class A (Insurance)	39	502
Donnelley Financial Solutions, Inc.* (Capital Markets)	66	3,935
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	87	3,651
Dorman Products, Inc.* (Automobile Components)	66	6,038
Douglas Dynamics, Inc. (Machinery)	57	1,334
Douglas Emmett, Inc. (Office REITs)	404	5,377
Dream Finders Homes, Inc.*—Class A (Household Durables)	70	1,807
Drilling Tools International Corp.* (Energy Equipment & Services)	24	135
Dril-Quip, Inc.* (Energy Equipment & Services)	86	1,600

Common Stocks, continued

	Shares	Value
Driven Brands Holdings, Inc.* (Commercial Services & Supplies)	150	$1,910
Ducommun, Inc.* (Aerospace & Defense)	34	1,974
D-Wave Quantum, Inc.* (Software)	219	250
DXP Enterprises, Inc.* (Trading Companies & Distributors)	31	1,421
Dycom Industries, Inc.* (Construction & Engineering)	71	11,982
Dynavax Technologies Corp.* (Biotechnology)	330	3,706
Dyne Therapeutics, Inc.* (Biotechnology)	202	7,129
Dynex Capital, Inc. (Mortgage REITs)	160	1,910
E2open Parent Holdings, Inc.* (Software)	427	1,917
Eagle Bancorp, Inc. (Banks)	74	1,399
Easterly Government Properties, Inc. (Office REITs)	243	3,006
Eastern Bankshares, Inc. (Banks)	389	5,438
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	151	812
EchoStar Corp.*—Class A (Diversified Telecommunication Services)	305	5,432
Ecovyst, Inc.* (Chemicals)	291	2,610
Edgewell Personal Care Co. (Personal Care Products)	123	4,943
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	182	3,278
Editas Medicine, Inc.* (Biotechnology)	208	971
eGain Corp.* (Software)	51	322
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	67	758
Elevation Oncology, Inc.* (Biotechnology)	131	354
Eliem Therapeutics, Inc.* (Biotechnology)	18	128
Ellington Financial, Inc. (Mortgage REITs)	207	2,501
Elme Communities (Residential REITs)	220	3,505
Embecta Corp. (Health Care Equipment & Supplies)	145	1,813
Emerald Holding, Inc.* (Media)	38	216
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	35	181
Empire State Realty Trust, Inc. (Diversified REITs)	336	3,152
Employers Holdings, Inc. (Insurance)	63	2,686
Enact Holdings, Inc. (Financial Services)	73	2,238
Enanta Pharmaceuticals, Inc.* (Biotechnology)	50	649
Encore Capital Group, Inc.* (Consumer Finance)	59	2,462
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	446	1,757
Energizer Holdings, Inc. (Household Products)	180	5,317
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	406	2,460
Energy Recovery, Inc.* (Machinery)	142	1,887
Energy Vault Holdings, Inc.* (Electrical Equipment)	258	245
Enerpac Tool Group Corp. (Machinery)	136	5,192
EnerSys (Electrical Equipment)	100	10,352
Enfusion, Inc.*—Class A (Software)	121	1,031
Enhabit, Inc.* (Health Care Providers & Services)	125	1,115
Enliven Therapeutics, Inc.* (Pharmaceuticals)	88	2,057
Ennis, Inc. (Commercial Services & Supplies)	64	1,401
Enova International, Inc.* (Consumer Finance)	66	4,109
Enovix Corp.*(a) (Electrical Equipment)	372	5,751

See accompanying notes to the financial statements.

88 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Enpro, Inc. (Machinery)	53	$7,715
Enstar Group, Ltd.* (Insurance)	32	9,782
Enterprise Bancorp, Inc. (Banks)	24	597
Enterprise Financial Services Corp. (Banks)	93	3,805
Entrada Therapeutics, Inc.* (Biotechnology)	62	884
Entravision Communications Corp.—Class A (Media)	154	313
Envestnet, Inc.* (Software)	127	7,949
Enviri Corp.* (Commercial Services & Supplies)	198	1,709
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	66	4,863
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,088	14,121
Equity Bancshares, Inc.—Class A (Banks)	36	1,267
Equity Commonwealth* (Office REITs)	265	5,141
Erasca, Inc.* (Biotechnology)	282	666
Escalade, Inc. (Leisure Products)	25	345
ESCO Technologies, Inc. (Machinery)	65	6,828
Esperion Therapeutics, Inc.* (Pharmaceuticals)	473	1,050
Esquire Financial Holdings, Inc. (Banks)	18	857
ESSA Bancorp, Inc. (Banks)	21	369
Essent Group, Ltd. (Financial Services)	261	14,665
Essential Properties Realty Trust, Inc. (Diversified REITs)	439	12,165
Ethan Allen Interiors, Inc. (Household Durables)	57	1,590
European Wax Center, Inc.*—Class A (Diversified Consumer Services)	85	844
Eve Holding, Inc.* (Aerospace & Defense)	44	178
Eventbrite, Inc.*—Class A (Interactive Media & Services)	207	1,002
EverCommerce, Inc.* (Software)	53	582
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	198	1,663
EverQuote, Inc.*—Class A (Interactive Media & Services)	63	1,314
Everspin Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	49	294
EVERTEC, Inc. (Financial Services)	161	5,353
EVgo, Inc.* (Specialty Retail)	252	617
EVI Industries, Inc. (Trading Companies & Distributors)	13	246
Evolent Health, Inc.*—Class A (Health Care Technology)	289	5,525
Evolus, Inc.* (Pharmaceuticals)	138	1,497
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	77	406
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	327	834
Excelerate Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	44	811
ExlService Holdings, Inc.* (Professional Services)	394	12,356
eXp World Holdings, Inc.(a) (Real Estate Management & Development)	203	2,291
Exponent, Inc. (Professional Services)	127	12,080
Expro Group Holdings N.V.* (Energy Equipment & Services)	237	5,432
Extreme Networks, Inc.* (Communications Equipment)	315	4,237

Common Stocks, continued

	Shares	Value
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	125	$1,088
F&G Annuities & Life, Inc. (Insurance)	47	1,788
Fabrinet* (Electronic Equipment, Instruments & Components)	91	22,275
Farmers & Merchants Bancorp, Inc. (Banks)	32	743
Farmers National Banc Corp. (Banks)	91	1,137
Farmland Partners, Inc. (Specialized REITs)	110	1,268
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	44	704
Fastly, Inc.*—Class A (IT Services)	323	2,381
Fate Therapeutics, Inc.* (Biotechnology)	251	823
FB Financial Corp. (Banks)	89	3,474
Federal Agricultural Mortgage Corp.—Class C (Financial Services)	23	4,159
Federal Signal Corp. (Machinery)	151	12,634
Fennec Pharmaceuticals, Inc.* (Biotechnology)	59	360
Fibrobiologics, Inc.* (Biotechnology)	64	319
Fidelis Insurance Holdings, Ltd. (Insurance)	121	1,974
Fidelity D&D Bancorp, Inc. (Banks)	12	526
Figs, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	325	1,732
Financial Institutions, Inc. (Banks)	38	734
First Advantage Corp. (Professional Services)	127	2,041
First Bancorp (Banks)	100	3,192
First Bancorp (Banks)	412	7,535
First Bank/Hamilton NJ (Banks)	53	675
First Busey Corp. (Banks)	133	3,220
First Business Financial Services, Inc. (Banks)	20	740
First Commonwealth Financial Corp. (Banks)	253	3,494
First Community Bankshares, Inc. (Banks)	43	1,584
First Financial Bancorp (Banks)	236	5,244
First Financial Bankshares, Inc. (Banks)	326	9,627
First Financial Corp. (Banks)	29	1,070
First Financial Northwest, Inc. (Banks)	18	380
First Foundation, Inc. (Banks)	131	858
First Internet Bancorp (Banks)	20	540
First Interstate BancSystem, Inc.—Class A (Banks)	196	5,443
First Merchants Corp. (Banks)	146	4,860
First Mid Bancshares, Inc. (Banks)	57	1,874
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	76	1,335
First Western Financial, Inc.* (Banks)	20	340
FirstCash Holdings, Inc. (Consumer Finance)	98	10,277
FiscalNote Holdings, Inc.* (Professional Services)	151	220
Five Star Bancorp (Banks)	41	970
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	76	2,055
Flexsteel Industries, Inc. (Household Durables)	12	373
Fluence Energy, Inc.* (Electrical Equipment)	152	2,636
Fluor Corp.* (Construction & Engineering)	428	18,639
Flushing Financial Corp. (Banks)	69	907
Flywire Corp.* (Financial Services)	302	4,950
Foghorn Therapeutics, Inc.* (Biotechnology)	63	362
Foot Locker, Inc. (Specialty Retail)	209	5,208
Forafric Global PLC* (Food Products)	14	149
Forestar Group, Inc.* (Real Estate Management & Development)	48	1,536
Forge Global Holdings, Inc.* (Capital Markets)	287	419

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 89

Common Stocks, continued

	Shares	Value
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	194	$11,742
Forrester Research, Inc.* (Professional Services)	30	512
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	29	489
Forward Air Corp. (Air Freight & Logistics)	63	1,200
Four Corners Property Trust, Inc. (Specialized REITs)	230	5,674
Fox Factory Holding Corp.* (Automobile Components)	106	5,108
Fractyl Health, Inc.* (Health Care Equipment & Supplies)	19	81
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	206	2,596
Franklin Covey Co.* (Professional Services)	29	1,102
Franklin Electric Co., Inc. (Machinery)	113	10,884
Franklin Street Properties Corp. (Office REITs)	244	373
Fresh Del Monte Produce, Inc. (Food Products)	85	1,857
Freshworks, Inc.*—Class A (Software)	510	6,472
Freyr Battery, Inc.* (Electrical Equipment)	281	478
Frontdoor, Inc.* (Diversified Consumer Services)	197	6,657
Frontier Group Holdings, Inc.* (Passenger Airlines)	106	523
FRP Holdings, Inc.* (Real Estate Management & Development)	33	941
FS Bancorp, Inc. (Banks)	17	620
FTAI Aviation, Ltd. (Trading Companies & Distributors)	249	25,703
FTAI Infrastructure, Inc. (Ground Transportation)	252	2,175
fuboTV, Inc.* (Interactive Media & Services)	735	911
FuelCell Energy, Inc.* (Electrical Equipment)	1,136	726
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	155	961
Fulgent Genetics, Inc.* (Health Care Providers & Services)	51	1,001
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	82	410
Fulton Financial Corp. (Banks)	447	7,590
Funko, Inc.*—Class A (Leisure Products)	77	752
FutureFuel Corp. (Oil, Gas & Consumable Fuels)	65	333
FVCBankcorp, Inc.* (Banks)	41	448
G1 Therapeutics, Inc.* (Biotechnology)	124	283
Galectin Therapeutics, Inc.* (Biotechnology)	51	115
Gambling.com Group, Ltd.* (Media)	43	353
Gannett Co., Inc.* (Media)	355	1,637
GATX Corp. (Trading Companies & Distributors)	89	11,780
GCM Grosvenor, Inc.—Class A (Capital Markets)	104	1,015
Gct Semiconductor Holding, Inc.* (Semiconductors & Semiconductor Equipment)	19	99
Genco Shipping & Trading, Ltd. (Marine Transportation)	106	2,259
Gencor Industries, Inc.* (Machinery)	26	503
GeneDx Holdings Corp.* (Health Care Providers & Services)	30	784

Common Stocks, continued

	Shares	Value
Generation Bio Co.* (Biotechnology)	124	$350
Genesco, Inc.* (Specialty Retail)	27	698
Genie Energy, Ltd.—Class B (Electric Utilities)	32	468
Gentherm, Inc.* (Automobile Components)	79	3,896
Genworth Financial, Inc.* (Insurance)	1,092	6,596
Geospace Technologies Corp.* (Energy Equipment & Services)	31	278
German American Bancorp, Inc. (Banks)	71	2,510
Geron Corp.* (Biotechnology)	1,442	6,114
Getty Images Holdings, Inc.* (Interactive Media & Services)	251	818
Getty Realty Corp. (Retail REITs)	124	3,306
Gibraltar Industries, Inc.* (Building Products)	77	5,278
Gigacloud Technology, Inc.*—Class A (Distributors)	59	1,795
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	101	2,734
Glacier Bancorp, Inc. (Banks)	285	10,636
Gladstone Commercial Corp. (Diversified REITs)	100	1,427
Gladstone Land Corp. (Specialized REITs)	84	1,150
Glaukos Corp.* (Health Care Equipment & Supplies)	123	14,556
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	314	2,072
Global Industrial Co. (Trading Companies & Distributors)	34	1,066
Global Medical REIT, Inc. (Health Care REITs)	152	1,380
Global Net Lease, Inc. (Diversified REITs)	503	3,697
Global Water Resources, Inc. (Water Utilities)	29	351
Globalstar, Inc.* (Diversified Telecommunication Services)	1,827	2,046
GMS, Inc.* (Trading Companies & Distributors)	100	8,061
Gogo, Inc.* (Wireless Telecommunication Services)	162	1,558
GoHealth, Inc.*—Class A (Insurance)	11	107
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	248	7,775
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	51	1,587
Golden Matrix Group, Inc.* (Entertainment)	50	124
Golden Ocean Group, Ltd. (Marine Transportation)	305	4,209
Goosehead Insurance, Inc.*—Class A (Insurance)	59	3,389
GoPro, Inc.*—Class A (Household Durables)	313	444
GrafTech International, Ltd.* (Electrical Equipment)	648	629
Graham Corp.* (Machinery)	26	732
Graham Holdings Co.—Class B (Diversified Consumer Services)	8	5,596
Granite Construction, Inc. (Construction & Engineering)	110	6,817
Granite Point Mortgage Trust, Inc. (Mortgage REITs)	126	374
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	132	836
Gray Television, Inc. (Media)	214	1,113
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	165	1,449
Great Southern Bancorp, Inc. (Banks)	22	1,223

See accompanying notes to the financial statements.

90 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Green Brick Partners, Inc.* (Household Durables)	79	$4,522
Green Dot Corp.*—Class A (Consumer Finance)	133	1,257
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	160	2,538
Greene County Bancorp, Inc. (Banks)	18	607
Greenlight Capital Re, Ltd.*—Class A (Insurance)	69	904
Greenwich Lifesciences, Inc.* (Biotechnology)	15	259
Greif, Inc.—Class A (Containers & Packaging)	62	3,563
Greif, Inc.—Class B (Containers & Packaging)	12	750
Grid Dynamics Holdings, Inc.* (IT Services)	143	1,503
Griffon Corp. (Building Products)	97	6,194
Grindr, Inc.* (Interactive Media & Services)	61	747
Group 1 Automotive, Inc. (Specialty Retail)	33	9,810
Groupon, Inc.* (Broadline Retail)	57	873
GrowGeneration Corp.* (Specialty Retail)	146	314
Guaranty Bancshares, Inc. (Banks)	20	631
Guardant Health, Inc.* (Health Care Providers & Services)	296	8,548
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	32	4,832
Gyre Therapeutics, Inc.* (Biotechnology)	17	203
H&E Equipment Services, Inc. (Trading Companies & Distributors)	81	3,578
H.B. Fuller Co. (Chemicals)	137	10,544
Haemonetics Corp.* (Health Care Equipment & Supplies)	126	10,424
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	63	490
Halozyme Therapeutics, Inc.* (Biotechnology)	312	16,336
Hamilton Beach Brands Holding Co.—Class A (Household Durables)	21	361
Hamilton Insurance Group, Ltd.*—Class B (Insurance)	42	699
Hamilton Lane, Inc.—Class A (Capital Markets)	96	11,864
Hancock Whitney Corp. (Banks)	217	10,379
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	885	4,363
Hanmi Financial Corp. (Banks)	75	1,254
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	282	8,347
HarborOne Bancorp, Inc. (Banks)	99	1,102
Harmonic, Inc.* (Communications Equipment)	277	3,260
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	76	2,293
Harrow, Inc.* (Pharmaceuticals)	76	1,588
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	102	291
Haverty Furniture Cos., Inc. (Specialty Retail)	36	910
Hawaiian Electric Industries, Inc. (Electric Utilities)	278	2,508
Hawaiian Holdings, Inc.* (Passenger Airlines)	128	1,591
Hawkins, Inc. (Chemicals)	48	4,368
Haynes International, Inc. (Metals & Mining)	32	1,878
HBT Financial, Inc. (Banks)	32	653
HCI Group, Inc. (Insurance)	20	1,843
Health Catalyst, Inc.* (Health Care Technology)	146	933
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	184	1,947

Common Stocks, continued

	Shares	Value
HealthEquity, Inc.* (Health Care Providers & Services)	212	$18,273
HealthStream, Inc. (Health Care Technology)	61	1,702
Heartland Express, Inc. (Ground Transportation)	117	1,443
Heartland Financial USA, Inc. (Banks)	106	4,712
Hecla Mining Co. (Metals & Mining)	1,449	7,028
Heidrick & Struggles International, Inc. (Professional Services)	50	1,579
Helen of Troy, Ltd.* (Household Durables)	60	5,564
Helios Technologies, Inc. (Machinery)	83	3,963
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	361	4,310
Helmerich & Payne, Inc. (Energy Equipment & Services)	242	8,746
Herbalife, Ltd.* (Personal Care Products)	250	2,598
Herc Holdings, Inc. (Trading Companies & Distributors)	70	9,330
Heritage Commerce Corp. (Banks)	149	1,296
Heritage Financial Corp. (Banks)	86	1,551
Heritage Insurance Holdings, Inc.* (Insurance)	57	404
Heron Therapeutics, Inc.* (Biotechnology)	294	1,029
Hertz Global Holdings, Inc.* (Ground Transportation)	307	1,084
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	100	300
Hibbett, Inc. (Specialty Retail)	29	2,529
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	36	506
Hillenbrand, Inc. (Machinery)	176	7,044
HilleVax, Inc.* (Biotechnology)	79	1,142
Hillman Solutions Corp.* (Machinery)	492	4,354
Hilltop Holdings, Inc. (Banks)	117	3,660
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	185	7,480
Himalaya Shipping, Ltd. (Marine Transportation)	74	678
Hims & Hers Health, Inc.* (Health Care Providers & Services)	475	9,590
Hingham Institution For Savings The (Banks)	4	716
Hippo Holdings, Inc.* (Insurance)	49	842
HireQuest, Inc. (Professional Services)	14	173
HNI Corp. (Commercial Services & Supplies)	118	5,312
Holley, Inc.* (Automobile Components)	117	419
Home Bancorp, Inc. (Banks)	18	720
Home BancShares, Inc. (Banks)	472	11,309
HomeStreet, Inc. (Banks)	46	524
HomeTrust Bancshares, Inc. (Banks)	37	1,111
Hooker Furnishings Corp. (Household Durables)	27	391
Hope Bancorp, Inc. (Banks)	290	3,115
Horace Mann Educators Corp. (Insurance)	103	3,360
Horizon Bancorp, Inc. (Banks)	109	1,348
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	12	1,703
Hub Group, Inc.—Class A (Air Freight & Logistics)	153	6,587
Hudson Pacific Properties, Inc. (Office REITs)	342	1,645
Hudson Technologies, Inc.* (Trading Companies & Distributors)	111	976
Humacyte, Inc.* (Biotechnology)	220	1,056
See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 91

Common Stocks, continued

	Shares	Value
Huron Consulting Group, Inc.* (Professional Services)	45	$4,433
Hut 8 Corp.* (Software)	201	3,013
Hyliion Holdings Corp.* (Machinery)	353	572
Hyster-Yale, Inc. (Machinery)	29	2,022
I3 Verticals, Inc.*—Class A (Financial Services)	57	1,259
i-80 Gold Corp.* (Metals & Mining)	649	701
IBEX Holdings, Ltd.* (Professional Services)	22	356
Ibotta, Inc.*—Class A (Media)	19	1,428
ICF International, Inc. (Professional Services)	47	6,978
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	82	3,161
ICU Medical, Inc.* (Health Care Equipment & Supplies)	54	6,413
Ideaya Biosciences, Inc.* (Biotechnology)	187	6,566
IDT Corp.—Class B (Diversified Telecommunication Services)	39	1,401
IES Holdings, Inc.* (Construction & Engineering)	21	2,926
IGM Biosciences, Inc.* (Biotechnology)	38	261
iHeartMedia, Inc.*—Class A (Media)	259	282
Ilearningengines Holdings, Inc.* (Software)	73	663
IMAX Corp.* (Entertainment)	107	1,794
Immersion Corp. (Technology Hardware, Storage & Peripherals)	76	715
ImmunityBio, Inc.*(a) (Biotechnology)	355	2,244
Immunome, Inc.* (Biotechnology)	129	1,561
Immunovant, Inc.* (Biotechnology)	145	3,828
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	57	8,936
Inari Medical, Inc.* (Health Care Equipment & Supplies)	133	6,404
Independence Realty Trust, Inc. (Residential REITs)	566	10,608
Independent Bank Corp. (Banks)	50	1,350
Independent Bank Corp. (Banks)	106	5,376
Independent Bank Group, Inc. (Banks)	91	4,142
indie Semiconductor, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	411	2,536
Industrial Logistics Properties Trust (Industrial REITs)	163	600
Infinera Corp.* (Communications Equipment)	499	3,039
Information Services Group, Inc. (IT Services)	88	259
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	50	342
Ingevity Corp.* (Chemicals)	91	3,978
Ingles Markets, Inc.—Class A (Consumer Staples Distribution & Retail)	36	2,470
Inhibrx Biosciences, Inc.* (Biotechnology)	26	368
Inmode, Ltd.* (Health Care Equipment & Supplies)	199	3,630
Inmune Bio, Inc.* (Biotechnology)	31	273
Innodata, Inc.* (Professional Services)	68	1,008
Innospec, Inc. (Chemicals)	62	7,663
Innovage Holding Corp.* (Health Care Providers & Services)	48	238
Innovative Industrial Properties, Inc. (Industrial REITs)	71	7,755
Innovid Corp.* (Media)	267	494
Innoviva, Inc.* (Pharmaceuticals)	139	2,280

Common Stocks, continued

	Shares	Value
Inogen, Inc.* (Health Care Equipment & Supplies)	59	$480
Inovio Pharmaceuticals, Inc.* (Biotechnology)	64	517
Inozyme Pharma, Inc.* (Biotechnology)	129	575
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	70	13,884
Insmed, Inc.* (Biotechnology)	389	26,064
Insperity, Inc. (Professional Services)	90	8,209
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	55	503
Installed Building Products, Inc. (Household Durables)	60	12,341
Insteel Industries, Inc. (Building Products)	47	1,455
Instructure Holdings, Inc.* (Software)	55	1,288
Intapp, Inc.* (Software)	98	3,594
Integer Holdings Corp.* (Health Care Equipment & Supplies)	83	9,611
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	172	5,012
Integral Ad Science Holding Corp.* (Media)	181	1,759
Intellia Therapeutics, Inc.* (Biotechnology)	241	5,394
Inter Parfums, Inc. (Personal Care Products)	46	5,338
InterDigital, Inc. (Software)	63	7,343
Interface, Inc. (Commercial Services & Supplies)	144	2,114
International Bancshares Corp. (Banks)	135	7,723
International Game Technology PLC (Hotels, Restaurants & Leisure)	285	5,831
International Money Express, Inc.* (Financial Services)	79	1,646
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	101	5,972
Intrepid Potash, Inc.* (Chemicals)	27	633
Intuitive Machines, Inc.* (Aerospace & Defense)	71	234
InvenTrust Properties Corp. (Retail REITs)	171	4,234
Invesco Mortgage Capital, Inc. (Mortgage REITs)	123	1,153
Investar Holding Corp. (Banks)	23	354
Investors Title Co. (Insurance)	4	721
Invivyd, Inc.* (Biotechnology)	199	219
IonQ, Inc.*(a) (Technology Hardware, Storage & Peripherals)	497	3,495
Iovance Biotherapeutics, Inc.* (Biotechnology)	634	5,085
iRadimed Corp. (Health Care Equipment & Supplies)	20	879
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	78	8,396
iRobot Corp.* (Household Durables)	71	647
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	354	2,308
Ispire Technology, Inc.* (Tobacco)	48	384
iTeos Therapeutics, Inc.* (Biotechnology)	65	965
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	107	463
Itron, Inc.* (Electronic Equipment, Instruments & Components)	115	11,380
Ivanhoe Electric, Inc.* (Metals & Mining)	209	1,960
J & J Snack Foods Corp. (Food Products)	38	6,170
J Jill, Inc. (Specialty Retail)	12	420

See accompanying notes to the financial statements.

92 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	49	$2,496
Jackson Financial, Inc.—Class A (Financial Services)	191	14,184
JAKKS Pacific, Inc.* (Leisure Products)	20	358
James River Group Holdings, Ltd. (Insurance)	78	603
Jamf Holding Corp.* (Software)	186	3,069
Janus International Group, Inc.* (Building Products)	355	4,484
Janux Therapeutics, Inc.* (Biotechnology)	70	2,932
Jasper Therapeutics, Inc.* (Biotechnology)	28	636
JBG SMITH Properties (Office REITs)	222	3,381
JELD-WEN Holding, Inc.* (Building Products)	215	2,896
JetBlue Airways Corp.* (Passenger Airlines)	767	4,671
Joby Aviation, Inc.*(a) (Passenger Airlines)	1,006	5,131
John B Sanfilippo & Son, Inc. (Food Products)	22	2,138
John Bean Technologies Corp. (Machinery)	80	7,598
John Marshall Bancorp, Inc. (Banks)	31	541
John Wiley & Sons, Inc.—Class A (Media)	90	3,663
Johnson Outdoors, Inc.—Class A (Leisure Products)	12	420
Kadant, Inc. (Machinery)	29	8,520
Kaiser Aluminum Corp. (Metals & Mining)	40	3,516
Kaltura, Inc.* (Software)	241	289
KalVista Pharmaceuticals, Inc.* (Biotechnology)	95	1,119
Karat Packaging, Inc. (Trading Companies & Distributors)	17	503
KB Home (Household Durables)	169	11,860
Kearny Financial Corp. (Banks)	137	843
Kelly Services, Inc.—Class A (Professional Services)	78	1,670
Kennametal, Inc. (Machinery)	198	4,661
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	285	2,770
Keros Therapeutics, Inc.* (Biotechnology)	74	3,382
Kforce, Inc. (Professional Services)	47	2,920
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	61	1,341
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	96	3,978
Kingsway Financial Services, Inc.* (Insurance)	32	264
Kiniksa Pharmaceuticals International PLC* (Biotechnology)	93	1,736
Kite Realty Group Trust (Retail REITs)	544	12,174
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	147	1,330
Knife River Corp.* (Construction Materials)	142	9,960
Knowles Corp.* (Electronic Equipment, Instruments & Components)	221	3,814
Kodiak Gas Services, Inc. (Energy Equipment & Services)	50	1,363
Kodiak Sciences, Inc.* (Biotechnology)	82	193
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	139	9,195
Koppers Holdings, Inc. (Chemicals)	51	1,886
Korn Ferry (Professional Services)	130	8,728
Korro Bio, Inc.* (Biotechnology)	15	508
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,172	6,493
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	371	7,424

Common Stocks, continued

	Shares	Value
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	214	$2,303
Kronos Worldwide, Inc. (Chemicals)	55	690
Krystal Biotech, Inc.* (Biotechnology)	62	11,386
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	137	6,739
Kura Oncology, Inc.* (Biotechnology)	182	3,747
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	15	946
Kymera Therapeutics, Inc.* (Biotechnology)	111	3,313
Kyverna Therapeutics, Inc.* (Biotechnology)	42	315
L B Foster Co.*—Class A (Machinery)	23	495
Ladder Capital Corp. (Mortgage REITs)	284	3,206
Lakeland Financial Corp. (Banks)	62	3,814
Lancaster Colony Corp. (Food Products)	49	9,261
Lands' End, Inc.* (Specialty Retail)	36	489
Landsea Homes Corp.* (Household Durables)	45	414
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	170	13,648
LanzaTech Global, Inc.* (Commercial Services & Supplies)	280	518
Larimar Therapeutics, Inc.* (Biotechnology)	105	761
Latham Group, Inc.* (Leisure Products)	101	306
Laureate Education, Inc. (Diversified Consumer Services)	336	5,020
La-Z-Boy, Inc. (Household Durables)	107	3,989
LCI Industries (Automobile Components)	62	6,410
LCNB Corp. (Banks)	31	431
Legacy Housing Corp.* (Household Durables)	28	642
Legalzoom.com, Inc.* (Professional Services)	345	2,895
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	51	4,196
Lemonade, Inc.*(a) (Insurance)	129	2,129
LendingClub Corp.* (Consumer Finance)	274	2,318
LendingTree, Inc.* (Consumer Finance)	25	1,040
LENZ Therapeutics, Inc.* (Biotechnology)	31	536
Leonardo DRS, Inc.* (Aerospace & Defense)	184	4,694
Leslie's, Inc.* (Specialty Retail)	450	1,886
Lexeo Therapeutics, Inc.* (Biotechnology)	26	417
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	287	482
LGI Homes, Inc.* (Household Durables)	52	4,653
Liberty Energy, Inc. (Energy Equipment & Services)	404	8,440
Liberty Latin America, Ltd.*—Class A (Diversified Telecommunication Services)	83	798
Liberty Latin America, Ltd.*—Class C (Diversified Telecommunication Services)	337	3,242
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	147	2,768
Lifecore Biomedical, Inc.* (Life Sciences Tools & Services)	53	272
Lifemd, Inc.* (Health Care Technology)	87	597
LifeStance Health Group, Inc.* (Health Care Providers & Services)	299	1,468
Lifetime Brands, Inc. (Household Durables)	31	266
Lifeway Foods, Inc.* (Food Products)	11	140
Lifezone Metals, Ltd.* (Metals & Mining)	91	699
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	43	3,623

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 93

Common Stocks, continued

	Shares	Value
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	301	$900
Limbach Holdings, Inc.* (Construction & Engineering)	26	1,480
Limoneira Co. (Food Products)	41	853
Lincoln Educational Services Corp.* (Diversified Consumer Services)	65	771
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	89	859
Lindsay Corp. (Machinery)	27	3,318
Lineage Cell Therapeutics, Inc.* (Biotechnology)	370	369
Linkbancorp, Inc. (Banks)	55	337
Lions Gate Entertainment Corp.*—Class A (Entertainment)	149	1,404
Lions Gate Entertainment Corp.*—Class B (Entertainment)	305	2,614
Liquidia Corp.* (Pharmaceuticals)	144	1,728
Liquidity Services, Inc.* (Commercial Services & Supplies)	54	1,079
LivaNova PLC* (Health Care Equipment & Supplies)	137	7,510
Live Oak Bancshares, Inc. (Banks)	87	3,050
LiveOne, Inc.* (Entertainment)	170	267
LiveRamp Holdings, Inc.* (Software)	163	5,043
Livewire Group, Inc.* (Automobiles)	46	352
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	81	2,189
LSB Industries, Inc.* (Chemicals)	134	1,096
LSI Industries, Inc. (Electrical Equipment)	70	1,013
LTC Properties, Inc. (Health Care REITs)	108	3,726
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	2,535	2,789
Luminar Technologies, Inc.*(a) (Automobile Components)	840	1,252
Luxfer Holdings PLC (Machinery)	67	777
LXP Industrial Trust (Industrial REITs)	728	6,639
Lyell Immunopharma, Inc.* (Biotechnology)	402	583
Lyra Therapeutics, Inc.* (Pharmaceuticals)	121	33
M/I Homes, Inc.* (Household Durables)	68	8,306
Macatawa Bank Corp. (Banks)	66	964
MacroGenics, Inc.* (Biotechnology)	154	655
Madison Square Garden Entertainment Corp.* (Entertainment)	98	3,355
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	44	12,327
Magnite, Inc.* (Media)	315	4,186
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	434	10,998
Maiden Holdings, Ltd.* (Insurance)	220	453
Malibu Boats, Inc.*—Class A (Leisure Products)	51	1,787
Mama's Creations, Inc.* (Food Products)	82	553
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	61	200
MannKind Corp.* (Biotechnology)	664	3,466
Marathon Digital Holdings, Inc.* (Software)	685	13,598
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	277	1,984
Marcus & Millichap, Inc. (Real Estate Management & Development)	59	1,860

Common Stocks, continued

	Shares	Value
Marine Products Corp. (Leisure Products)	22	$222
MarineMax, Inc.* (Specialty Retail)	54	1,748
MarketWise, Inc. (Capital Markets)	97	113
Marqeta, Inc.*—Class A (Financial Services)	1,167	6,395
Marten Transport, Ltd. (Ground Transportation)	145	2,675
Masterbrand, Inc.* (Building Products)	317	4,654
MasterCraft Boat Holdings, Inc.* (Leisure Products)	42	793
Materion Corp. (Metals & Mining)	52	5,623
Mativ Holdings, Inc. (Chemicals)	135	2,290
Matrix Service Co.* (Construction & Engineering)	66	655
Matson, Inc. (Marine Transportation)	85	11,132
Matterport, Inc.* (Software)	656	2,932
Matthews International Corp.—Class A (Commercial Services & Supplies)	74	1,854
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	19	419
MaxCyte, Inc.* (Life Sciences Tools & Services)	262	1,027
Maximus, Inc. (Professional Services)	153	13,112
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	198	3,988
Mayville Engineering Co., Inc.* (Machinery)	32	533
MBIA, Inc. (Insurance)	112	615
McGrath RentCorp (Trading Companies & Distributors)	61	6,500
Medallion Financial Corp. (Consumer Finance)	47	361
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	62	817
Medifast, Inc. (Personal Care Products)	27	589
Mediwound, Ltd.* (Pharmaceuticals)	20	310
MeiraGTx Holdings PLC* (Biotechnology)	97	408
Mercantile Bank Corp. (Banks)	40	1,623
Merchants Bancorp (Financial Services)	43	1,743
Mercury General Corp. (Insurance)	67	3,560
Mercury Systems, Inc.* (Aerospace & Defense)	137	3,698
MeridianLink, Inc.* (Software)	68	1,452
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	143	12,290
Meritage Homes Corp. (Household Durables)	90	14,566
Mersana Therapeutics, Inc.* (Biotechnology)	284	571
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	13	1,128
Metagenomi, Inc.* (Biotechnology)	16	65
Metallus, Inc.* (Metals & Mining)	107	2,169
Metals Acquisition, Ltd.*—Class A (Metals & Mining)	135	1,848
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	85	880
Metrocity Bankshares, Inc. (Banks)	46	1,214
Metropolitan Bank Holding Corp.* (Banks)	26	1,094
MFA Financial, Inc. (Mortgage REITs)	256	2,724
MGE Energy, Inc. (Electric Utilities)	91	6,800
MGP Ingredients, Inc. (Beverages)	35	2,604
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	517	548
Mid Penn Bancorp, Inc. (Banks)	37	812
Middlefield Banc Corp. (Banks)	18	433
Middlesex Water Co. (Water Utilities)	44	2,299
Midland States Bancorp, Inc. (Banks)	53	1,200
MidWestOne Financial Group, Inc. (Banks)	36	810

See accompanying notes to the financial statements.

94 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Miller Industries, Inc. (Machinery)	28	$1,541
MillerKnoll, Inc. (Commercial Services & Supplies)	179	4,742
MiMedx Group, Inc.* (Biotechnology)	297	2,058
Mind Medicine Mindmed, Inc.* (Pharmaceuticals)	180	1,298
Minerals Technologies, Inc. (Chemicals)	80	6,653
Mineralys Therapeutics, Inc.* (Biotechnology)	72	842
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	500	5,370
Mirum Pharmaceuticals, Inc.* (Biotechnology)	98	3,351
Mission Produce, Inc.* (Food Products)	109	1,077
Mister Car Wash, Inc.* (Diversified Consumer Services)	234	1,666
Mistras Group, Inc.* (Professional Services)	52	431
Mitek Systems, Inc.* (Software)	116	1,297
Modine Manufacturing Co.* (Automobile Components)	129	12,924
ModivCare, Inc.* (Health Care Providers & Services)	28	735
Moelis & Co.—Class A (Capital Markets)	177	10,064
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	33	2,248
Mondee Holdings, Inc.* (Hotels, Restaurants & Leisure)	95	228
Moneylion, Inc.* (Consumer Finance)	21	1,544
Monro, Inc. (Specialty Retail)	75	1,790
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	165	941
Monte Rosa Therapeutics, Inc.* (Biotechnology)	76	284
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	80	3,565
Moog, Inc.—Class A (Aerospace & Defense)	71	11,878
Morphic Holding, Inc.* (Biotechnology)	100	3,407
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	38	945
Mr. Cooper Group, Inc.* (Financial Services)	160	12,997
MRC Global, Inc.* (Trading Companies & Distributors)	211	2,724
Mueller Industries, Inc. (Machinery)	280	15,942
Mueller Water Products, Inc.—Class A (Machinery)	389	6,971
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	363	14,969
MVB Financial Corp. (Banks)	29	541
Myers Industries, Inc. (Containers & Packaging)	92	1,231
MYR Group, Inc.* (Construction & Engineering)	42	5,700
Myriad Genetics, Inc.* (Biotechnology)	224	5,479
N-able, Inc.* (Software)	179	2,726
Nabors Industries, Ltd.* (Energy Equipment & Services)	23	1,637
NACCO Industries, Inc.—Class A (Oil, Gas & Consumable Fuels)	10	277
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	136	998
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	88	4,572
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	7	474

Common Stocks, continued

	Shares	Value
National Bank Holdings Corp.—Class A (Banks)	92	$3,593
National Bankshares, Inc. (Banks)	14	396
National Beverage Corp. (Beverages)	59	3,023
National CineMedia, Inc.* (Media)	177	777
National Health Investors, Inc. (Health Care REITs)	105	7,112
National HealthCare Corp. (Health Care Providers & Services)	31	3,360
National Presto Industries, Inc. (Aerospace & Defense)	13	977
National Research Corp. (Health Care Providers & Services)	38	872
National Vision Holdings, Inc.* (Specialty Retail)	195	2,553
National Western Life Group, Inc.—Class A (Insurance)	6	2,982
Natural Gas Services Group, Inc.* (Energy Equipment & Services)	27	543
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	23	488
Nature's Sunshine Products, Inc.* (Personal Care Products)	32	482
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	122	285
Navient Corp. (Consumer Finance)	202	2,941
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	316	1,242
Nb BanCorp, Inc.* (Banks)	97	1,463
NBT Bancorp, Inc. (Banks)	115	4,439
NCR Atleos Corp.* (Financial Services)	181	4,891
NCR Voyix Corp.* (Software)	364	4,495
Nektar Therapeutics* (Pharmaceuticals)	447	554
Nelnet, Inc.—Class A (Consumer Finance)	36	3,631
Neogen Corp.* (Health Care Equipment & Supplies)	546	8,534
NeoGenomics, Inc.* (Health Care Providers & Services)	319	4,425
NerdWallet, Inc.*—Class A (Consumer Finance)	97	1,416
Nerdy, Inc.* (Diversified Consumer Services)	182	304
Net Lease Office Properties* (Office REITs)	37	911
Net Power, Inc.* (Electrical Equipment)	53	521
NETGEAR, Inc.* (Communications Equipment)	71	1,086
NetScout Systems, Inc.* (Communications Equipment)	173	3,164
NETSTREIT Corp. (Retail REITs)	185	2,979
Neumora Therapeutics, Inc.* (Pharmaceuticals)	211	2,074
Neurogene, Inc.* (Biotechnology)	26	946
NeuroPace, Inc.* (Health Care Equipment & Supplies)	34	257
Nevro Corp.* (Health Care Equipment & Supplies)	91	766
New Jersey Resources Corp. (Gas Utilities)	246	10,514
New York Community Bancorp, Inc. (Banks)	1,905	6,134
New York Mortgage Trust, Inc. (Mortgage REITs)	227	1,326
Newmark Group, Inc.—Class A (Real Estate Management & Development)	342	3,499

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 95

Common Stocks, continued

	Shares	Value
Newpark Resources, Inc.* (Energy Equipment & Services)	207	$1,720
NewtekOne, Inc. (Financial Services)	58	729
NexPoint Diversified Real Estate Trust* (Diversified REITs)	80	442
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	20	274
NexPoint Residential Trust, Inc. (Residential REITs)	57	2,252
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	290	2,303
Nextdoor Holdings, Inc.* (Interactive Media & Services)	437	1,215
NextNav, Inc.* (Software)	188	1,525
NEXTracker, Inc.*—Class A (Electrical Equipment)	292	13,688
NI Holdings, Inc.* (Insurance)	20	306
Nicolet Bankshares, Inc. (Banks)	33	2,740
Nikola Corp.* (Machinery)	1	5
Nkarta, Inc.* (Biotechnology)	132	780
NL Industries, Inc. (Commercial Services & Supplies)	21	127
nLight, Inc.* (Electronic Equipment, Instruments & Components)	115	1,257
NMI Holdings, Inc.* (Financial Services)	199	6,774
NN, Inc.* (Machinery)	115	345
Noble Corp. PLC (Energy Equipment & Services)	286	12,770
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	510	2,030
Northeast Bank (Banks)	17	1,035
Northeast Community Bancorp, Inc. (Banks)	31	552
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	248	9,218
Northern Technologies International Corp. (Chemicals)	20	331
Northfield Bancorp, Inc. (Banks)	98	929
Northrim Bancorp, Inc. (Banks)	13	749
Northwest Bancshares, Inc. (Banks)	319	3,684
Northwest Natural Holding Co. (Gas Utilities)	95	3,430
Northwest Pipe Co.* (Construction & Engineering)	24	815
Northwestern Energy Group, Inc. (Multi-Utilities)	154	7,712
Norwood Financial Corp. (Banks)	19	482
Novagold Resources, Inc.* (Metals & Mining)	611	2,114
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	90	14,679
Novavax, Inc.*(a) (Biotechnology)	354	4,482
Novocure, Ltd.* (Health Care Equipment & Supplies)	267	4,574
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	124	1,307
Nurix Therapeutics, Inc.* (Biotechnology)	152	3,172
NuScale Power Corp.*(a) (Electrical Equipment)	194	2,268
Nuvalent, Inc.*—Class A (Biotechnology)	80	6,069
Nuvation Bio, Inc.* (Pharmaceuticals)	449	1,311
NV5 Global, Inc.* (Professional Services)	36	3,347
NVE Corp. (Semiconductors & Semiconductor Equipment)	12	896
Oak Valley Bancorp (Banks)	17	424

Common Stocks, continued

	Shares	Value
Oceaneering International, Inc.* (Energy Equipment & Services)	253	$5,986
OceanFirst Financial Corp. (Banks)	144	2,288
Ocugen, Inc.* (Biotechnology)	641	994
Ocular Therapeutix, Inc.* (Pharmaceuticals)	390	2,668
Offerpad Solutions, Inc.* (Real Estate Management & Development)	26	115
OFG Bancorp (Banks)	116	4,344
O-I Glass, Inc.* (Containers & Packaging)	388	4,319
Oil States International, Inc.* (Energy Equipment & Services)	154	684
Oil-Dri Corp. of America (Household Products)	12	769
Olaplex Holdings, Inc.* (Personal Care Products)	347	534
Old National Bancorp (Banks)	788	13,545
Old Second Bancorp, Inc. (Banks)	109	1,614
Olema Pharmaceuticals, Inc.* (Biotechnology)	100	1,082
Olo, Inc.*—Class A (Software)	262	1,158
Olympic Steel, Inc. (Metals & Mining)	28	1,255
Omega Flex, Inc. (Machinery)	9	462
Omeros Corp.* (Pharmaceuticals)	140	568
OmniAb, Inc.* (Life Sciences Tools & Services)	231	866
Omnicell, Inc.* (Health Care Equipment & Supplies)	114	3,086
ON24, Inc.* (Software)	69	415
ONE Gas, Inc. (Gas Utilities)	141	9,003
One Liberty Properties, Inc. (Diversified REITs)	40	939
OneSpan, Inc.* (Software)	95	1,218
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	252	3,873
OneWater Marine, Inc.* (Specialty Retail)	30	827
Onity Group, Inc.* (Financial Services)	16	384
Ooma, Inc.* (Diversified Telecommunication Services)	62	616
Open Lending Corp.* (Capital Markets)	256	1,428
Opendoor Technologies, Inc.* (Real Estate Management & Development)	1,552	2,856
OPENLANE, Inc.* (Commercial Services & Supplies)	269	4,463
OPKO Health, Inc.*(a) (Health Care Providers & Services)	816	1,020
OppFi, Inc. (Consumer Finance)	45	153
OptimizeRx Corp.* (Health Care Technology)	44	440
Option Care Health, Inc.* (Health Care Providers & Services)	437	12,105
Orange County Bancorp, Inc. (Banks)	13	687
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	187	797
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	58	473
Orchid Island Capital, Inc. (Mortgage REITs)	133	1,109
Organogenesis Holdings, Inc.* (Biotechnology)	181	507
ORIC Pharmaceuticals, Inc.* (Biotechnology)	154	1,089
Origin Bancorp, Inc. (Banks)	74	2,347
Orion Group Holdings, Inc.* (Construction & Engineering)	77	732
Orion Office REIT, Inc. (Office REITs)	141	506
Orion SA (Chemicals)	144	3,159
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	135	9,679
Orrstown Financial Services, Inc. (Banks)	46	1,259

See accompanying notes to the financial statements.

96 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	84	$1,114
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	41	1,179
Oscar Health, Inc.*—Class A (Insurance)	487	7,704
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	41	5,638
Otter Tail Corp. (Electric Utilities)	104	9,109
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	108	1,062
Outbrain, Inc.* (Interactive Media & Services)	97	483
Outfront Media, Inc. (Specialized REITs)	371	5,305
Outlook Therapeutics, Inc.* (Biotechnology)	20	148
Overseas Shipholding Group, Inc.—Class A (Oil, Gas & Consumable Fuels)	122	1,035
Ovid Therapeutics, Inc.* (Biotechnology)	147	113
Owens & Minor, Inc.* (Health Care Providers & Services)	189	2,552
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	37	3,706
P10, Inc.—Class A (Capital Markets)	104	882
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	685	938
Pacific Premier Bancorp, Inc. (Banks)	240	5,513
Pacira BioSciences, Inc.* (Pharmaceuticals)	115	3,290
Pacs Group, Inc.* (Health Care Providers & Services)	62	1,829
Pactiv Evergreen, Inc. (Containers & Packaging)	101	1,143
Pagaya Technologies, Ltd.*—Class A (Software)	101	1,289
PagerDuty, Inc.* (Software)	223	5,113
Pagseguro Digital, Ltd.*—Class A (Financial Services)	472	5,518
Palomar Holdings, Inc.* (Insurance)	61	4,950
PAM Transportation Services, Inc.* (Ground Transportation)	15	261
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	78	611
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	83	3,899
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	143	3,611
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	84	3,956
Paragon 28, Inc.* (Health Care Equipment & Supplies)	118	807
Paramount Group, Inc. (Office REITs)	462	2,139
Park Aerospace Corp. (Aerospace & Defense)	47	643
Park National Corp. (Banks)	36	5,124
Parke Bancorp, Inc. (Banks)	26	452
Park-Ohio Holdings Corp. (Machinery)	22	570
Pathward Financial, Inc. (Banks)	64	3,620
Patria Investments, Ltd.—Class A (Capital Markets)	138	1,664
Patrick Industries, Inc. (Automobile Components)	54	5,862
Patterson Cos., Inc. (Health Care Providers & Services)	201	4,848
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,000	10,360
Payoneer Global, Inc.* (Financial Services)	709	3,928

Common Stocks, continued

	Shares	Value
Paysafe, Ltd.* (Financial Services)	81	$1,432
Paysign, Inc.* (Financial Services)	82	353
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	260	11,965
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	29	1,862
PCB Bancorp (Banks)	27	440
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	78	2,838
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	321	7,101
Peakstone Realty Trust (Office REITs)	91	965
Peapack-Gladstone Financial Corp. (Banks)	42	951
Pebblebrook Hotel Trust (Hotel & Resort REITs)	299	4,111
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	211	1,593
Peloton Interactive, Inc.*—Class A (Leisure Products)	847	2,863
PennyMac Financial Services, Inc. (Financial Services)	67	6,338
PennyMac Mortgage Investment Trust (Mortgage REITs)	218	2,998
Peoples Bancorp of North Carolina, Inc. (Banks)	11	321
Peoples Bancorp, Inc. (Banks)	87	2,610
Peoples Financial Services Corp. (Banks)	23	1,047
PepGen, Inc.* (Biotechnology)	39	622
Perdoceo Education Corp. (Diversified Consumer Services)	164	3,513
Perella Weinberg Partners (Capital Markets)	132	2,145
Perficient, Inc.* (IT Services)	87	6,506
Performant Financial Corp.* (Commercial Services & Supplies)	177	513
Perimeter Solutions SA* (Chemicals)	335	2,623
Perma-Fix Environmental Services, Inc.* (Commercial Services & Supplies)	31	314
Perpetua Resources Corp.* (Metals & Mining)	96	499
Perspective Therapeutics, Inc.* (Biotechnology)	118	1,176
Petco Health & Wellness Co., Inc.* (Specialty Retail)	208	786
PetIQ, Inc.* (Health Care Providers & Services)	68	1,500
Phathom Pharmaceuticals, Inc.*(a) (Pharmaceuticals)	85	876
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	51	855
Phillips Edison & Co., Inc. (Retail REITs)	307	10,041
Phinia, Inc. (Automobile Components)	114	4,487
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	154	3,799
Phreesia, Inc.* (Health Care Technology)	128	2,714
Piedmont Lithium, Inc.* (Metals & Mining)	45	449
Piedmont Office Realty Trust, Inc.—Class A (Office REITs)	309	2,240
Pioneer Bancorp, Inc.* (Banks)	29	290
Piper Sandler Cos. (Capital Markets)	43	9,897
Pitney Bowes, Inc. (Commercial Services & Supplies)	402	2,042
PJT Partners, Inc.—Class A (Capital Markets)	59	6,367
Planet Labs PBC* (Professional Services)	422	785
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	98	1,127
Playstudios, Inc.* (Entertainment)	220	455

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 97

Common Stocks, continued

	Shares	Value
Plexus Corp.* (Electronic Equipment, Instruments & Components)	68	$7,016
Pliant Therapeutics, Inc.* (Pharmaceuticals)	143	1,537
Plug Power, Inc.* (Electrical Equipment)	1,580	3,681
Plumas Bancorp (Banks)	14	504
Plymouth Industrial REIT, Inc. (Industrial REITs)	100	2,138
PNM Resources, Inc. (Electric Utilities)	225	8,316
Ponce Financial Group, Inc.* (Banks)	48	439
Porch Group, Inc.* (Software)	193	291
Portillo's, Inc.*—Class A (Hotels, Restaurants & Leisure)	135	1,312
Portland General Electric Co. (Electric Utilities)	255	11,025
Poseida Therapeutics, Inc.* (Biotechnology)	172	502
Postal Realty Trust, Inc.—Class A (Office REITs)	54	720
Potbelly Corp.* (Hotels, Restaurants & Leisure)	69	554
PotlatchDeltic Corp. (Specialized REITs)	199	7,839
Powell Industries, Inc. (Electrical Equipment)	23	3,298
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	142	9,967
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	227	1,037
PowerSchool Holdings, Inc.* (Software)	149	3,336
PRA Group, Inc.* (Consumer Finance)	97	1,907
Prairie Operating Co.* (Software)	10	109
Praxis Precision Medicines, Inc.* (Biotechnology)	43	1,778
Precigen, Inc.* (Biotechnology)	317	501
Preferred Bank (Banks)	31	2,340
Preformed Line Products Co. (Electrical Equipment)	6	747
Prelude Therapeutics, Inc.* (Biotechnology)	33	126
Premier Financial Corp. (Banks)	89	1,821
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	124	8,536
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	63	5,116
Prime Medicine, Inc.* (Biotechnology)	142	730
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	2	213
Primis Financial Corp. (Banks)	51	534
Primo Water Corp. (Beverages)	395	8,635
Primoris Services Corp. (Construction & Engineering)	134	6,685
Princeton Bancorp, Inc. (Banks)	13	430
Priority Technology Holdings, Inc.* (Financial Services)	45	238
Privia Health Group, Inc.* (Health Care Providers & Services)	255	4,432
ProAssurance Corp.* (Insurance)	135	1,650
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	106	6,476
ProFrac Holding Corp.*—Class A (Energy Equipment & Services)	56	415
PROG Holdings, Inc. (Consumer Finance)	106	3,676
Progress Software Corp. (Software)	108	5,860
Progyny, Inc.* (Health Care Providers & Services)	211	6,037
ProKidney Corp.* (Biotechnology)	158	389
ProPetro Holding Corp.* (Energy Equipment & Services)	227	1,968
PROS Holdings, Inc.* (Software)	115	3,295

Common Stocks, continued

	Shares	Value
Protagonist Therapeutics, Inc.* (Biotechnology)	146	$5,059
Prothena Corp. PLC* (Biotechnology)	106	2,188
Proto Labs, Inc.* (Machinery)	64	1,977
Provident Bancorp, Inc.* (Banks)	39	397
Provident Financial Services, Inc. (Banks)	315	4,520
PTC Therapeutics, Inc.* (Biotechnology)	191	5,841
PubMatic, Inc.*—Class A (Media)	105	2,133
Pulmonx Corp.* (Health Care Equipment & Supplies)	95	602
Pulse Biosciences, Inc.*(a) (Health Care Equipment & Supplies)	46	515
Puma Biotechnology, Inc.* (Biotechnology)	104	339
Pure Cycle Corp.* (Water Utilities)	52	497
PureCycle Technologies, Inc.* (Chemicals)	309	1,829
Purple Innovation, Inc.* (Household Durables)	142	148
Pyxis Oncology, Inc.* (Biotechnology)	122	404
Q2 Holdings, Inc.* (Software)	147	8,869
Q32 Bio, Inc.* (Biotechnology)	15	269
QCR Holdings, Inc. (Banks)	41	2,460
Quad/Graphics, Inc. (Commercial Services & Supplies)	75	409
Quaker Chemical Corp. (Chemicals)	35	5,940
Qualys, Inc.* (Software)	93	13,262
Quanex Building Products Corp. (Building Products)	83	2,295
Quanterix Corp.* (Life Sciences Tools & Services)	90	1,189
Quantum-Si, Inc.* (Life Sciences Tools & Services)	251	264
Quest Resource Holding Corp.* (Commercial Services & Supplies)	43	378
Quicklogic Corp.* (Semiconductors & Semiconductor Equipment)	35	364
QuinStreet, Inc.* (Interactive Media & Services)	132	2,190
Quipt Home Medical Corp.* (Health Care Providers & Services)	102	328
Qurate Retail, Inc.*—Class B (Broadline Retail)	2	8
Rackspace Technology, Inc.* (IT Services)	167	498
Radian Group, Inc. (Financial Services)	379	11,787
Radiant Logistics, Inc.* (Air Freight & Logistics)	89	506
Radius Recycling, Inc. (Metals & Mining)	66	1,008
RadNet, Inc.* (Health Care Providers & Services)	166	9,781
Ramaco Resources, Inc.—Class A (Metals & Mining)	66	822
Ramaco Resources, Inc.—Class B (Metals & Mining)	12	130
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	273	16,040
Ranger Energy Services, Inc. (Energy Equipment & Services)	42	442
Ranpak Holdings Corp.* (Containers & Packaging)	108	694
Rapid7, Inc.* (Software)	155	6,701
RAPT Therapeutics, Inc.* (Biotechnology)	75	229
Rayonier Advanced Materials, Inc.* (Chemicals)	160	870
RBB Bancorp (Banks)	43	809
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	22	958

See accompanying notes to the financial statements.

98 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
RE/MAX Holdings, Inc. (Real Estate Management & Development)	45	$365
Ready Capital Corp. (Mortgage REITs)	405	3,313
Recursion Pharmaceuticals, Inc.*(a)—Class A (Biotechnology)	518	3,885
Red River Bancshares, Inc. (Banks)	12	576
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	123	6,756
Red Violet, Inc.* (Software)	28	711
Redfin Corp.* (Real Estate Management & Development)	294	1,767
Redwire Corp.* (Aerospace & Defense)	56	402
Redwood Trust, Inc. (Mortgage REITs)	330	2,142
REGENXBIO, Inc.* (Biotechnology)	115	1,346
Regional Management Corp. (Consumer Finance)	20	575
Regulus Therapeutics, Inc.* (Biotechnology)	158	282
Rekor Systems, Inc.* (Software)	178	276
Relay Therapeutics, Inc.* (Biotechnology)	249	1,623
Remitly Global, Inc.* (Financial Services)	363	4,400
Renasant Corp. (Banks)	139	4,245
Renovaro, Inc.* (Biotechnology)	122	214
Repay Holdings Corp.* (Financial Services)	227	2,397
Replimune Group, Inc.* (Biotechnology)	126	1,134
ReposiTrak, Inc. (Software)	29	443
Republic Bancorp, Inc.—Class A (Banks)	21	1,126
Reservoir Media, Inc.* (Entertainment)	49	387
Resideo Technologies, Inc.* (Building Products)	366	7,159
Resources Connection, Inc. (Professional Services)	81	894
Retail Opportunity Investments Corp. (Retail REITs)	310	3,853
REV Group, Inc. (Machinery)	129	3,211
Revance Therapeutics, Inc.* (Pharmaceuticals)	261	671
REVOLUTION Medicines, Inc.* (Biotechnology)	382	14,825
Revolve Group, Inc.* (Specialty Retail)	96	1,527
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	39	1,778
RGC Resources, Inc. (Gas Utilities)	21	429
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	137	5,625
Ribbon Communications, Inc.* (Communications Equipment)	227	747
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	31	369
Rigel Pharmaceuticals, Inc.* (Biotechnology)	45	369
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	354	379
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	28	793
Rimini Street, Inc.* (Software)	133	408
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	371	627
Riot Platforms, Inc.* (Software)	680	6,215
RLJ Lodging Trust (Hotel & Resort REITs)	382	3,679
Roadzen, Inc.* (Software)	38	84
Rocket Lab USA, Inc.* (Aerospace & Defense)	871	4,181
Rocket Pharmaceuticals, Inc.* (Biotechnology)	165	3,552
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	18	665

Common Stocks, continued

	Shares	Value
Rogers Corp.* (Electronic Equipment, Instruments & Components)	47	$5,669
Root, Inc.*—Class A (Insurance)	22	1,135
RPC, Inc. (Energy Equipment & Services)	213	1,331
RumbleON, Inc.*—Class B (Specialty Retail)	40	164
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	152	6,364
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	22	863
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	190	1,822
RXO, Inc.* (Ground Transportation)	292	7,635
RxSight, Inc.* (Health Care Equipment & Supplies)	85	5,114
Ryerson Holding Corp. (Metals & Mining)	73	1,424
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	147	14,680
S&T Bancorp, Inc. (Banks)	95	3,172
Sable Offshore Corp.* (Oil, Gas & Consumable Fuels)	126	1,899
Sabra Health Care REIT, Inc. (Health Care REITs)	580	8,933
Sabre Corp.* (Hotels, Restaurants & Leisure)	942	2,515
Safe Bulkers, Inc. (Marine Transportation)	158	920
Safehold, Inc. (Specialized REITs)	130	2,508
Safety Insurance Group, Inc. (Insurance)	37	2,776
Sage Therapeutics, Inc.* (Biotechnology)	135	1,466
Sally Beauty Holdings, Inc.* (Specialty Retail)	261	2,801
Sana Biotechnology, Inc.* (Biotechnology)	331	1,807
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	10	282
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	81	1,047
Sandy Spring Bancorp, Inc. (Banks)	110	2,680
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	137	9,076
Sapiens International Corp. N.V. (Software)	77	2,613
Saul Centers, Inc. (Retail REITs)	26	956
Savara, Inc.* (Biotechnology)	243	979
Savers Value Village, Inc.* (Broadline Retail)	59	722
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	63	2,792
Scholar Rock Holding Corp.* (Biotechnology)	172	1,433
Scholastic Corp. (Media)	59	2,093
Schrodinger, Inc.* (Health Care Technology)	139	2,688
Scilex Holding Co.* (Pharmaceuticals)	198	382
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	117	9,511
scPharmaceuticals, Inc.* (Pharmaceuticals)	71	309
Seacoast Banking Corp. of Florida (Banks)	212	5,012
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	61	823
Seadrill, Ltd.* (Energy Equipment & Services)	186	9,579
Select Medical Holdings Corp. (Health Care Providers & Services)	268	9,396
Select Water Solutions, Inc. (Energy Equipment & Services)	228	2,440
Selective Insurance Group, Inc. (Insurance)	152	14,261
Selectquote, Inc.* (Insurance)	335	925
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	12	413

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 99

Common Stocks, continued

	Shares	Value
SEMrush Holdings, Inc.*—Class A (Software)	91	$1,218
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	162	4,841
Seneca Foods Corp.*—Class A (Food Products)	12	689
Sensient Technologies Corp. (Chemicals)	106	7,864
Sera Prognostics, Inc.*—Class A (Biotechnology)	69	408
Service Properties Trust (Hotel & Resort REITs)	413	2,123
ServisFirst Bancshares, Inc. (Banks)	127	8,025
SES AI Corp.* (Electrical Equipment)	326	408
Seven Hills Realty Trust (Mortgage REITs)	32	406
Sezzle, Inc.* (Financial Services)	6	529
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	282	3,914
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	95	8,550
Shattuck Labs, Inc.* (Biotechnology)	98	378
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	122	1,992
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	430	2,683
Shoe Carnival, Inc. (Specialty Retail)	45	1,660
Shore Bancshares, Inc. (Banks)	77	882
Shutterstock, Inc. (Interactive Media & Services)	63	2,438
SI-BONE, Inc.* (Health Care Equipment & Supplies)	102	1,319
Sierra Bancorp (Banks)	33	739
SIGA Technologies, Inc. (Pharmaceuticals)	116	880
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	88	587
Signet Jewelers, Ltd. (Specialty Retail)	107	9,585
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	79	8,740
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	98	2,650
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	54	2,043
Silvercrest Asset Management Group, Inc.—Class A (Capital Markets)	24	374
Simmons First National Corp.—Class A (Banks)	311	5,467
Simulations Plus, Inc. (Health Care Technology)	40	1,945
Sinclair, Inc. (Media)	80	1,066
SiriusPoint, Ltd.* (Insurance)	247	3,013
SITE Centers Corp. (Retail REITs)	476	6,902
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	46	5,721
Sitio Royalties Corp.—Class A (Oil, Gas & Consumable Fuels)	207	4,887
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	183	6,065
SJW Group (Water Utilities)	81	4,392
Sky Harbour Group Corp.* (Transportation Infrastructure)	28	259
Skye Bioscience, Inc.* (Biotechnology)	43	344
Skyline Champion Corp.* (Household Durables)	134	9,079
Skyward Specialty Insurance Group, Inc.* (Insurance)	93	3,365

Common Stocks, continued

	Shares	Value
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	68	$520
SkyWest, Inc.* (Passenger Airlines)	99	8,125
SL Green Realty Corp. (Office REITs)	166	9,403
Sleep Number Corp.* (Specialty Retail)	54	517
SM Energy Co. (Oil, Gas & Consumable Fuels)	287	12,406
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	129	2,950
SmartFinancial, Inc. (Banks)	40	947
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	484	1,157
Smith & Wesson Brands, Inc. (Leisure Products)	114	1,635
Smith-Midland Corp.* (Construction Materials)	11	305
Solaris Oilfield Infrastructure, Inc.—Class A (Energy Equipment & Services)	63	541
Solarmax Technology, Inc.* (Electrical Equipment)	13	43
SolarWinds Corp. (Software)	136	1,639
Soleno Therapeutics, Inc.* (Biotechnology)	55	2,244
Solid Biosciences, Inc.* (Biotechnology)	56	318
Solid Power, Inc.* (Automobile Components)	390	644
Solidion Technology, Inc.* (Electrical Equipment)	22	12
Solo Brands, Inc.*—Class A (Leisure Products)	41	93
Sonic Automotive, Inc.—Class A (Specialty Retail)	36	1,961
Sonida Senior Living, Inc.* (Health Care Providers & Services)	9	248
Sonos, Inc.* (Household Durables)	309	4,561
SoundHound AI, Inc.*—Class A (Software)	711	2,808
SoundThinking, Inc.* (Software)	25	305
South Plains Financial, Inc. (Banks)	29	783
Southern California BanCorp* (Banks)	30	404
Southern First Bancshares, Inc.* (Banks)	19	556
Southern Missouri Bancorp, Inc. (Banks)	24	1,080
Southern States Bancshares, Inc. (Banks)	21	570
Southland Holdings, Inc.* (Construction & Engineering)	25	115
Southside Bancshares, Inc. (Banks)	72	1,988
SouthState Corp. (Banks)	190	14,519
Southwest Gas Holdings, Inc. (Gas Utilities)	153	10,768
SpartanNash Co. (Consumer Staples Distribution & Retail)	86	1,613
Sphere Entertainment Co.* (Entertainment)	67	2,349
Spire Global, Inc.* (Professional Services)	56	607
Spire, Inc. (Gas Utilities)	135	8,199
Spirit Airlines, Inc.(a) (Passenger Airlines)	275	1,007
Spok Holdings, Inc. (Wireless Telecommunication Services)	46	681
SpringWorks Therapeutics, Inc.* (Biotechnology)	172	6,479
Sprinklr, Inc.*—Class A (Software)	257	2,472
Sprout Social, Inc.*—Class A (Software)	124	4,424
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	252	21,081
SPS Commerce, Inc.* (Software)	93	17,500
SPX Technologies, Inc.* (Machinery)	113	16,061
Spyre Therapeutics, Inc.* (Biotechnology)	87	2,045
See accompanying notes to the financial statements.

100 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Squarespace, Inc.*—Class A (IT Services)	152	$6,631
SSR Mining, Inc. (Metals & Mining)	508	2,291
STAAR Surgical Co.* (Health Care Equipment & Supplies)	124	5,904
Stagwell, Inc.* (Media)	227	1,548
Standard BioTools, Inc.* (Life Sciences Tools & Services)	755	1,336
Standard Motor Products, Inc. (Automobile Components)	54	1,497
Standex International Corp. (Machinery)	29	4,673
Star Holdings* (Diversified REITs)	32	386
Steelcase, Inc.—Class A (Commercial Services & Supplies)	232	3,007
Stellar Bancorp, Inc. (Banks)	123	2,824
Stem, Inc.*(a) (Electrical Equipment)	380	422
Stepan Co. (Chemicals)	53	4,450
StepStone Group, Inc.—Class A (Capital Markets)	134	6,149
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	137	249
Sterling Bancorp, Inc.* (Banks)	53	277
Sterling Check Corp.* (Professional Services)	83	1,228
Sterling Infrastructure, Inc.* (Construction & Engineering)	76	8,994
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	182	7,699
Stewart Information Services Corp. (Insurance)	68	4,221
Stitch Fix, Inc.*—Class A (Specialty Retail)	225	934
Stock Yards Bancorp, Inc. (Banks)	64	3,179
Stoke Therapeutics, Inc.* (Biotechnology)	89	1,202
StoneCo, Ltd.*—Class A (Financial Services)	717	8,597
Stoneridge, Inc.* (Automobile Components)	68	1,085
StoneX Group, Inc.* (Capital Markets)	69	5,196
Strategic Education, Inc. (Diversified Consumer Services)	56	6,197
Stratus Properties, Inc.* (Real Estate Management & Development)	14	353
Strawberry Fields REIT, Inc. (Health Care REITs)	15	171
Stride, Inc.* (Diversified Consumer Services)	107	7,543
Sturm Ruger & Co., Inc. (Leisure Products)	42	1,749
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	263	1,575
Summit Materials, Inc.*—Class A (Construction Materials)	303	11,092
Summit Therapeutics, Inc.*(a) (Biotechnology)	219	1,708
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	99	1,243
SunCoke Energy, Inc. (Metals & Mining)	210	2,058
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	272	1,518
SunOpta, Inc.* (Food Products)	230	1,242
SunPower Corp.*(a) (Electrical Equipment)	220	651
Sunrun, Inc.* (Electrical Equipment)	547	6,487
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	509	5,324
Super Group SGHC, Ltd.* (Hotels, Restaurants & Leisure)	375	1,211
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	33	624

Common Stocks, continued

	Shares	Value
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	126	$3,371
Surgery Partners, Inc.* (Health Care Providers & Services)	192	4,568
Surmodics, Inc.* (Health Care Equipment & Supplies)	35	1,471
Sutro Biopharma, Inc.* (Biotechnology)	205	601
Sweetgreen, Inc.*—Class A (Hotels, Restaurants & Leisure)	247	7,445
SWK Holdings Corp.* (Financial Services)	8	136
Sylvamo Corp. (Paper & Forest Products)	88	6,037
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	98	8,644
Syndax Pharmaceuticals, Inc.* (Biotechnology)	206	4,229
System1, Inc.* (Interactive Media & Services)	59	90
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	59	704
Talkspace, Inc.* (Health Care Providers & Services)	308	708
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	371	4,508
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	162	6,527
Tanger, Inc. (Retail REITs)	267	7,238
Tango Therapeutics, Inc.* (Biotechnology)	119	1,021
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	83	723
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	92	2,501
Taylor Devices, Inc.* (Machinery)	6	270
Taylor Morrison Home Corp.* (Household Durables)	260	14,414
Taysha Gene Therapies, Inc.* (Biotechnology)	401	898
TechTarget, Inc.* (Media)	65	2,026
Tecnoglass, Inc. (Building Products)	56	2,810
Teekay Corp.* (Oil, Gas & Consumable Fuels)	143	1,283
Teekay Tankers, Ltd.—Class A (Oil, Gas & Consumable Fuels)	60	4,129
TEGNA, Inc. (Media)	441	6,148
Tejon Ranch Co.* (Real Estate Management & Development)	52	887
Teladoc Health, Inc.* (Health Care Technology)	426	4,166
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	247	5,121
Telomir Pharmaceuticals, Inc.* (Pharmaceuticals)	12	58
Telos Corp.* (Software)	141	567
Tenable Holdings, Inc.* (Software)	295	12,856
Tenaya Therapeutics, Inc.* (Biotechnology)	138	428
Tennant Co. (Machinery)	47	4,627
Terawulf, Inc.* (Software)	576	2,563
Terex Corp. (Machinery)	167	9,158
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	144	981
Terran Orbital Corp.* (Aerospace & Defense)	386	317
Terreno Realty Corp. (Industrial REITs)	239	14,144
TETRA Technologies, Inc.* (Energy Equipment & Services)	314	1,086
Tevogen Bio Holdings, Inc.* (Biotechnology)	55	40
Texas Capital Bancshares, Inc.* (Banks)	116	7,092
TG Therapeutics, Inc.* (Biotechnology)	350	6,227
The Aaron's Co., Inc. (Specialty Retail)	78	778

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 101

Common Stocks, continued

	Shares	Value
The Andersons, Inc. (Consumer Staples Distribution & Retail)	82	$4,067
The Baldwin Insurance Group, Inc.* (Insurance)	165	5,853
The Bancorp, Inc.* (Banks)	125	4,720
The Bank of NT Butterfield & Son, Ltd. (Banks)	116	4,074
The Beauty Health Co.* (Personal Care Products)	186	357
The Brink's Co. (Commercial Services & Supplies)	113	11,571
The Buckle, Inc. (Specialty Retail)	77	2,844
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	121	4,754
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	88	3,442
The Duckhorn Portfolio, Inc.* (Beverages)	133	944
The E.W. Scripps Co.*—Class A (Media)	152	477
The Eastern Co. (Machinery)	13	331
The Ensign Group, Inc. (Health Care Providers & Services)	139	17,192
The First Bancorp, Inc. (Banks)	27	671
The First Bancshares, Inc. (Banks)	77	2,000
The First of Long Island Corp. (Banks)	54	541
The GEO Group, Inc.* (Commercial Services & Supplies)	311	4,466
The Goodyear Tire & Rubber Co.* (Automobile Components)	714	8,104
The Gorman-Rupp Co. (Machinery)	52	1,909
The Greenbrier Cos., Inc. (Machinery)	77	3,815
The Hackett Group, Inc. (IT Services)	63	1,368
The Hain Celestial Group, Inc.* (Food Products)	225	1,555
The Honest Co., Inc.* (Personal Care Products)	201	587
The Joint Corp.* (Health Care Providers & Services)	27	380
The Lovesac Co.* (Household Durables)	36	813
The Macerich Co. (Retail REITs)	543	8,384
The Manitowoc Co., Inc.* (Machinery)	87	1,003
The Marcus Corp. (Entertainment)	60	682
The ODP Corp.* (Specialty Retail)	89	3,495
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	52	221
The Pennant Group, Inc.* (Health Care Providers & Services)	72	1,670
The Real Brokerage, Inc.* (Real Estate Management & Development)	238	966
The RealReal, Inc.* (Specialty Retail)	245	782
The RMR Group, Inc.—Class A (Real Estate Management & Development)	39	881
The Shyft Group, Inc. (Machinery)	85	1,008
The Simply Good Foods Co.* (Food Products)	229	8,274
The St. Joe Co. (Real Estate Management & Development)	90	4,923
The Vita Coco Co., Inc.* (Beverages)	98	2,729
The York Water Co. (Water Utilities)	36	1,335
Theravance Biopharma, Inc.* (Pharmaceuticals)	92	780
Thermon Group Holdings, Inc.* (Electrical Equipment)	84	2,584
Third Coast Bancshares, Inc.* (Banks)	28	596
Third Harmonic Bio, Inc.* (Pharmaceuticals)	50	650
Thoughtworks Holding, Inc.* (IT Services)	251	713
ThredUp, Inc.*—Class A (Specialty Retail)	197	335

Common Stocks, continued

	Shares	Value
Thryv Holdings, Inc.* (Media)	80	$1,426
Tidewater, Inc.* (Energy Equipment & Services)	122	11,616
Tile Shop Holdings, Inc.* (Specialty Retail)	72	499
Tilly's, Inc.*—Class A (Specialty Retail)	37	223
Timberland Bancorp, Inc. (Banks)	19	515
Tiptree, Inc. (Insurance)	63	1,039
Titan International, Inc.* (Machinery)	125	926
Titan Machinery, Inc.* (Trading Companies & Distributors)	52	827
Tompkins Financial Corp. (Banks)	32	1,565
Topgolf Callaway Brands Corp.* (Leisure Products)	355	5,432
Torrid Holdings, Inc.*(a) (Specialty Retail)	31	232
Tourmaline Bio, Inc.* (Biotechnology)	58	746
Towne Bank (Banks)	176	4,800
Townsquare Media, Inc.—Class A (Media)	33	362
TPG RE Finance Trust, Inc. (Mortgage REITs)	144	1,244
TPI Composites, Inc.* (Electrical Equipment)	115	459
Traeger, Inc.* (Household Durables)	86	206
Transcat, Inc.* (Trading Companies & Distributors)	22	2,633
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	3	83
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	80	12,050
Transocean, Ltd.* (Energy Equipment & Services)	1,826	9,769
Travere Therapeutics, Inc.* (Biotechnology)	184	1,512
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	122	811
Tredegar Corp.* (Metals & Mining)	67	321
TreeHouse Foods, Inc.* (Food Products)	123	4,507
Trevi Therapeutics, Inc.* (Pharmaceuticals)	147	438
Tri Pointe Homes, Inc.* (Household Durables)	234	8,717
TriCo Bancshares (Banks)	80	3,166
TriMas Corp. (Containers & Packaging)	102	2,607
TriNet Group, Inc. (Professional Services)	81	8,100
Trinity Industries, Inc. (Machinery)	205	6,134
Triumph Financial, Inc.* (Banks)	55	4,496
Triumph Group, Inc.* (Aerospace & Defense)	162	2,496
Tronox Holdings PLC (Chemicals)	297	4,660
TrueBlue, Inc.* (Professional Services)	77	793
TrueCar, Inc.* (Interactive Media & Services)	214	670
Trupanion, Inc.*(a) (Insurance)	83	2,440
TrustCo Bank Corp. (Banks)	47	1,352
Trustmark Corp. (Banks)	152	4,566
Tscan Therapeutics, Inc.* (Biotechnology)	96	562
TTEC Holdings, Inc. (Professional Services)	49	288
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	253	4,916
Tucows, Inc.*—Class A (IT Services)	20	386
Turning Point Brands, Inc. (Tobacco)	43	1,380
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	43	617
Tutor Perini Corp.* (Construction & Engineering)	108	2,352
Twin Disc, Inc. (Machinery)	28	330
Twist Bioscience Corp.* (Biotechnology)	144	7,096
Two Harbors Investment Corp. (Mortgage REITs)	260	3,435
Tyra Biosciences, Inc.* (Biotechnology)	51	815

See accompanying notes to the financial statements.

102 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	37	$3,420
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	190	2,936
Udemy, Inc.* (Diversified Consumer Services)	239	2,063
UFP Industries, Inc. (Building Products)	152	17,023
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	18	4,750
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	111	5,439
Ultralife Corp.* (Electrical Equipment)	25	266
UMB Financial Corp. (Banks)	112	9,343
UMH Properties, Inc. (Residential REITs)	160	2,558
UniFirst Corp. (Commercial Services & Supplies)	38	6,518
Unisys Corp.* (IT Services)	165	681
United Bankshares, Inc. (Banks)	331	10,738
United Community Banks, Inc. (Banks)	300	7,638
United Fire Group, Inc. (Insurance)	53	1,139
United Homes Group, Inc.* (Household Durables)	13	74
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	147	1,926
United Parks & Resorts, Inc.* (Hotels, Restaurants & Leisure)	89	4,834
United States Lime & Minerals, Inc. (Construction Materials)	5	1,821
Uniti Group, Inc. (Specialized REITs)	599	1,749
Unitil Corp. (Multi-Utilities)	40	2,072
Unity Bancorp, Inc. (Banks)	18	532
Universal Corp. (Tobacco)	60	2,891
Universal Health Realty Income Trust (Health Care REITs)	32	1,252
Universal Insurance Holdings, Inc. (Insurance)	60	1,126
Universal Logistics Holdings, Inc. (Ground Transportation)	17	690
Universal Stainless & Alloy Products, Inc.* (Metals & Mining)	22	602
Universal Technical Institute, Inc.* (Diversified Consumer Services)	99	1,557
Univest Financial Corp. (Banks)	72	1,644
Upbound Group, Inc. (Specialty Retail)	134	4,114
Upstart Holdings, Inc.* (Consumer Finance)	193	4,553
Upwork, Inc.* (Professional Services)	312	3,354
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	985	5,920
Urban Edge Properties (Retail REITs)	300	5,541
Urban Outfitters, Inc.* (Specialty Retail)	160	6,568
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	689	965
UroGen Pharma, Ltd.* (Biotechnology)	86	1,443
USANA Health Sciences, Inc.* (Personal Care Products)	29	1,312
USCB Financial Holdings, Inc. (Banks)	26	334
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	8	534
Utz Brands, Inc. (Food Products)	163	2,712
V2X, Inc.* (Aerospace & Defense)	31	1,487
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	261	1,636
Vacasa, Inc.*—Class A (Hotels, Restaurants & Leisure)	23	112

Common Stocks, continued

	Shares	Value
Valaris, Ltd.* (Energy Equipment & Services)	157	$11,697
Valhi, Inc. (Chemicals)	6	107
Valley National Bancorp (Banks)	1,081	7,545
Value Line, Inc. (Capital Markets)	2	86
Vanda Pharmaceuticals, Inc.* (Biotechnology)	143	808
Varex Imaging Corp.* (Health Care Equipment & Supplies)	97	1,429
Varonis Systems, Inc.* (Software)	276	13,240
Vaxcyte, Inc.* (Biotechnology)	273	20,615
Vector Group, Ltd. (Tobacco)	368	3,890
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	139	6,493
Velo3d, Inc.* (Machinery)	1	3
Velocity Financial, Inc.* (Financial Services)	23	412
Ventyx Biosciences, Inc.* (Pharmaceuticals)	152	351
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	67	419
Vera Therapeutics, Inc.* (Biotechnology)	98	3,546
Veracyte, Inc.* (Biotechnology)	192	4,161
Verastem, Inc.* (Biotechnology)	64	191
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	8	33
Vericel Corp.* (Biotechnology)	121	5,551
Verint Systems, Inc.* (Software)	155	4,991
Veris Residential, Inc. (Residential REITs)	197	2,955
Veritex Holdings, Inc. (Banks)	132	2,784
Verra Mobility Corp.* (Professional Services)	417	11,342
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	47	343
Vertex, Inc.*—Class A (Software)	136	4,903
Veru, Inc.* (Personal Care Products)	331	278
Verve Therapeutics, Inc.* (Biotechnology)	178	869
Viad Corp.* (Commercial Services & Supplies)	51	1,734
Viant Technology, Inc.*—Class A (Software)	39	385
Viasat, Inc.* (Communications Equipment)	304	3,861
Viavi Solutions, Inc.* (Communications Equipment)	551	3,785
Vicor Corp.* (Electrical Equipment)	56	1,857
Victoria's Secret & Co.* (Specialty Retail)	197	3,481
Victory Capital Holdings, Inc.—Class A (Capital Markets)	103	4,916
Viemed Healthcare, Inc.* (Health Care Providers & Services)	86	563
Village Super Market, Inc.—Class A (Consumer Staples Distribution & Retail)	22	581
Vimeo, Inc.* (Interactive Media & Services)	371	1,384
Vir Biotechnology, Inc.* (Biotechnology)	224	1,994
Virco Mfg. Corp. (Commercial Services & Supplies)	26	362
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	48	403
Virginia National Bankshares Corp. (Banks)	12	394
Viridian Therapeutics, Inc.* (Biotechnology)	157	2,043
Virtra, Inc.* (Aerospace & Defense)	26	200
Virtus Investment Partners, Inc. (Capital Markets)	17	3,839
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	316	7,047
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	30	913
Vista Outdoor, Inc.* (Leisure Products)	146	5,497

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 103

Common Stocks, continued

	Shares	Value
Visteon Corp.* (Automobile Components)	68	$7,256
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	72	3,227
Vital Farms, Inc.* (Food Products)	82	3,835
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	63	1,493
Vivid Seats, Inc.*—Class A (Entertainment)	196	1,127
Vizio Holding Corp.*—Class A (Household Durables)	223	2,408
Voyager Therapeutics, Inc.* (Biotechnology)	115	910
VSE Corp. (Commercial Services & Supplies)	34	3,002
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	247	529
Wabash National Corp. (Machinery)	112	2,446
WaFd, Inc. (Banks)	167	4,773
Waldencast PLC*—Class A (Personal Care Products)	61	219
Walker & Dunlop, Inc. (Financial Services)	80	7,856
Warby Parker, Inc.*—Class A (Specialty Retail)	218	3,501
Warrior Met Coal, Inc. (Metals & Mining)	130	8,160
Washington Trust Bancorp, Inc. (Banks)	42	1,151
Waterstone Financial, Inc. (Financial Services)	41	524
Watts Water Technologies, Inc.—Class A (Machinery)	69	12,653
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	194	968
WD-40 Co. (Household Products)	34	7,468
Weave Communications, Inc.* (Software)	98	884
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	41	2,574
Werewolf Therapeutics, Inc.* (Biotechnology)	76	185
Werner Enterprises, Inc. (Ground Transportation)	158	5,661
WesBanco, Inc. (Banks)	144	4,019
West Bancorp, Inc. (Banks)	40	716
Westamerica Bancorp (Banks)	64	3,106
Westrock Coffee Co.* (Food Products)	85	870
Weyco Group, Inc. (Distributors)	15	455
Wheels Up Experience, Inc.* (Passenger Airlines)	225	425
Whitestone REIT (Retail REITs)	122	1,624
Whole Earth Brands, Inc.* (Food Products)	81	394
WideOpenWest, Inc.* (Media)	123	665
Willdan Group, Inc.* (Professional Services)	32	923
Willis Lease Finance Corp. (Trading Companies & Distributors)	8	554
Winmark Corp. (Specialty Retail)	7	2,468
Winnebago Industries, Inc. (Automobiles)	72	3,903
WisdomTree, Inc. (Capital Markets)	349	3,459
WK Kellogg Co. (Food Products)	164	2,699
WM Technology, Inc.* (Software)	209	217
Wns Holdings, Ltd.* (Professional Services)	116	6,090
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	199	2,690
Workiva, Inc.* (Software)	126	9,197
World Acceptance Corp.* (Consumer Finance)	9	1,112
World Kinect Corp. (Oil, Gas & Consumable Fuels)	148	3,818
Worthington Enterprises, Inc. (Household Durables)	79	3,739
Worthington Steel, Inc. (Metals & Mining)	81	2,702

Common Stocks, continued

	Shares	Value
WSFS Financial Corp. (Banks)	150	$7,050
X4 Pharmaceuticals, Inc.* (Biotechnology)	421	244
XBiotech, Inc.* (Biotechnology)	46	236
Xencor, Inc.* (Biotechnology)	149	2,821
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	255	3,654
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	352	792
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	291	3,382
XOMA Corp.* (Biotechnology)	20	474
Xometry, Inc.*—Class A (Trading Companies & Distributors)	105	1,214
XPEL, Inc.* (Automobile Components)	63	2,240
Xperi, Inc.* (Software)	113	928
Xponential Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	60	936
Yelp, Inc.* (Interactive Media & Services)	164	6,059
Yext, Inc.* (Software)	262	1,402
Y-mAbs Therapeutics, Inc.* (Biotechnology)	92	1,111
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	143	585
Zeta Global Holdings Corp.*—Class A (Software)	412	7,272
Zevra Therapeutics, Inc.* (Pharmaceuticals)	105	515
Ziff Davis, Inc.* (Interactive Media & Services)	114	6,275
Zimvie, Inc.* (Health Care Equipment & Supplies)	68	1,241
ZipRecruiter, Inc.* (Interactive Media & Services)	180	1,636
Zumiez, Inc.* (Specialty Retail)	41	799
Zuora, Inc.*—Class A (Software)	324	3,217
Zura Bio, Ltd.* (Biotechnology)	50	175
Zurn Elkay Water Solutions Corp. (Building Products)	364	10,702
Zymeworks, Inc.* (Biotechnology)	140	1,191
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	38	354
TOTAL COMMON STOCKS (Cost $4,289,155)		6,148,509

Rights(NM)

Cartesian Therapeutics, Inc., CVR*+(Pharmaceuticals)	445	80
Chinook Therapeutics CVR*+(Health Care Providers & Services)	222	—
TOTAL RIGHTS (Cost $—)		80

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	250	$—
TOTAL TRUST (Cost $—)		—

See accompanying notes to the financial statements.

104 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Repurchase Agreements(b)(c) (14.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $1,041,450	$1,041,000	$1,041,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,041,000)		1,041,000

Collateral for Securities Loaned(d) (0.9%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.23%(e)	62,883	$62,883
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $62,883)		62,883
TOTAL INVESTMENT SECURITIES (Cost $5,393,038)—100.3%		7,252,472
Net other assets (liabilities)—(0.3)%		(25,113)
NET ASSETS—100.0%		$7,227,359

*  Non-income producing security.

+  These securities were fair valued based on procedures approved by the Board of Trustees. As of June 30, 2024, these securities represented less than 0.005% of the net assets of the Fund.

(a)  All or part of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $58,435.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2024, the aggregate amount held in a segregated account was $73,000.

(c)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)  Securities were purchased with cash collateral held from securities on loan at June 30, 2024.

(e)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2024.

NM  Not meaningful, amount is less than 0.05%

CVR  Contingent Value Rights

REIT  Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	4	9/23/24	$413,000	$(3,578)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	7/29/24	5.88%	$313,297	$1,539
Russell 2000 Index	UBS AG	7/29/24	5.68%	358,346	1,763
				$671,643	$3,302

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 105

ProFund VP Small-Cap invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$66,153	0.9%
Air Freight & Logistics	10,068	0.1%
Automobile Components	85,398	1.2%
Automobiles	4,572	0.1%
Banks	565,675	7.8%
Beverages	17,935	0.2%
Biotechnology	538,577	7.4%
Broadline Retail	1,890	NM
Building Products	88,684	1.2%
Capital Markets	98,840	1.4%
Chemicals	124,667	1.8%
Commercial Services & Supplies	109,936	1.5%
Communications Equipment	34,885	0.5%
Construction & Engineering	92,154	1.3%
Construction Materials	23,178	0.3%
Consumer Finance	49,503	0.7%
Consumer Staples Distribution & Retail	43,658	0.6%
Containers & Packaging	15,538	0.2%
Distributors	2,250	NM
Diversified Consumer Services	57,144	0.8%
Diversified REITs	38,755	0.5%
Diversified Telecommunication Services	31,700	0.4%
Electric Utilities	47,267	0.7%
Electrical Equipment	89,403	1.2%
Electronic Equipment, Instruments & Components	188,775	2.6%
Energy Equipment & Services	168,047	2.3%
Entertainment	30,040	0.4%
Financial Services	161,978	2.2%
Food Products	62,369	0.9%
Gas Utilities	58,316	0.7%
Ground Transportation	28,927	0.4%
Health Care Equipment & Supplies	210,934	2.9%
Health Care Providers & Services	174,221	2.4%
Health Care REITs	36,699	0.5%
Health Care Technology	21,442	0.3%
Hotel & Resort REITs	49,353	0.7%
Hotels, Restaurants & Leisure	114,626	1.6%
Household Durables	134,395	1.9%
Household Products	18,805	0.3%
Independent Power and Renewable Electricity Producers	12,883	0.2%
Industrial Conglomerates	1,327	NM

	Value	% of Net Assets
Industrial REITs	$31,276	0.4%
Insurance	114,039	1.6%
Interactive Media & Services	39,623	0.5%
IT Services	36,450	0.5%
Leisure Products	27,775	0.4%
Life Sciences Tools & Services	16,083	0.2%
Machinery	229,208	3.3%
Marine Transportation	21,583	0.3%
Media	44,836	0.7%
Metals & Mining	108,944	1.5%
Mortgage REITs	69,538	1.0%
Multi-Utilities	25,921	0.4%
Office REITs	45,253	0.6%
Oil, Gas & Consumable Fuels	239,270	3.3%
Paper & Forest Products	8,024	0.1%
Passenger Airlines	25,169	0.3%
Personal Care Products	18,544	0.3%
Pharmaceuticals	99,293	1.4%
Professional Services	156,577	2.2%
Real Estate Management & Development	42,081	0.6%
Residential REITs	27,928	0.4%
Retail REITs	74,223	1.0%
Semiconductors & Semiconductor Equipment	162,390	2.2%
Software	367,443	5.1%
Specialized REITs	25,493	0.4%
Specialty Retail	156,483	2.1%
Technology Hardware, Storage & Peripherals	13,334	0.2%
Textiles, Apparel & Luxury Goods	34,772	0.5%
Tobacco	8,545	0.1%
Trading Companies & Distributors	135,918	1.9%
Transportation Infrastructure	259	NM
Water Utilities	23,987	0.3%
Wireless Telecommunication Services	7,360	0.1%
Other**	1,078,770	15.0%
Total	$7,227,359	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

106 :: ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks (99.8%)

	Shares	Value
A10 Networks, Inc. (Software)	850	$11,773
AAR Corp.* (Aerospace & Defense)	617	44,856
Abercrombie & Fitch Co.* (Specialty Retail)	1,322	235,105
ACI Worldwide, Inc.* (Software)	1,718	68,016
Addus HomeCare Corp.* (Health Care Providers & Services)	192	22,293
Adeia, Inc. (Software)	1,121	12,538
Adtalem Global Education, Inc.* (Diversified Consumer Services)	973	66,368
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	600	65,256
AeroVironment, Inc.* (Aerospace & Defense)	723	131,701
Agilysys, Inc.* (Software)	523	54,465
Air Lease Corp. (Trading Companies & Distributors)	563	26,759
Alamo Group, Inc. (Machinery)	268	46,364
Alarm.com Holdings, Inc.* (Software)	1,298	82,475
Albany International Corp. (Machinery)	387	32,682
Alkermes PLC* (Biotechnology)	2,802	67,528
Alpha Metallurgical Resources, Inc. (Metals & Mining)	299	83,878
Ambac Financial Group, Inc.* (Insurance)	1,169	14,987
American Eagle Outfitters, Inc. (Specialty Retail)	4,784	95,489
American States Water Co. (Water Utilities)	510	37,011
American Woodmark Corp.* (Building Products)	230	18,078
AMERISAFE, Inc. (Insurance)	213	9,349
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	531	27,203
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	986	39,440
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	397	25,281
Apogee Enterprises, Inc. (Building Products)	257	16,149
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	2,097	20,530
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	5,831	84,783
ArcBest Corp. (Ground Transportation)	606	64,890
Arch Resources, Inc. (Metals & Mining)	324	49,323
Archrock, Inc. (Energy Equipment & Services)	3,558	71,943
Arcosa, Inc. (Construction & Engineering)	742	61,890
Arcus Biosciences, Inc.* (Biotechnology)	579	8,818
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,524	32,913
Armada Hoffler Properties, Inc. (Diversified REITs)	745	8,262
ARMOUR Residential REIT, Inc. (Mortgage REITs)	870	16,868
Armstrong World Industries, Inc. (Building Products)	1,132	128,189
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	1,013	41,807
Artivion, Inc.* (Health Care Equipment & Supplies)	554	14,210
Asbury Automotive Group, Inc.* (Specialty Retail)	256	58,335
Assured Guaranty, Ltd. (Insurance)	802	61,874
Astrana Health, Inc.* (Health Care Providers & Services)	1,095	44,413

Common Stocks, continued

	Shares	Value
ATI, Inc.* (Metals & Mining)	3,220	$178,548
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	842	119,724
Axos Financial, Inc.* (Banks)	826	47,207
AZZ, Inc. (Building Products)	769	59,405
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	761	141,812
Balchem Corp. (Chemicals)	469	72,203
BancFirst Corp. (Banks)	233	20,434
Bank of Hawaii Corp. (Banks)	411	23,513
Berkshire Hills Bancorp, Inc. (Banks)	539	12,289
BGC Group, Inc.—Class A (Capital Markets)	5,760	47,808
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	564	12,087
BlackLine, Inc.* (Software)	889	43,072
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,096	21,076
Boise Cascade Co. (Trading Companies & Distributors)	1,022	121,843
Boot Barn Holdings, Inc.* (Specialty Retail)	786	101,339
Box, Inc.*—Class A (Software)	2,278	60,230
Brady Corp.—Class A (Commercial Services & Supplies)	755	49,845
Brightsphere Investment Group, Inc. (Capital Markets)	457	10,132
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	483	34,964
Cactus, Inc.—Class A (Energy Equipment & Services)	1,054	55,588
California Resources Corp. (Oil, Gas & Consumable Fuels)	1,660	88,345
California Water Service Group (Water Utilities)	598	28,997
Calix, Inc.* (Communications Equipment)	740	26,218
Cal-Maine Foods, Inc. (Food Products)	1,053	64,349
CareTrust REIT, Inc. (Health Care REITs)	2,315	58,106
Cargurus, Inc.* (Interactive Media & Services)	2,031	53,212
Carpenter Technology Corp. (Metals & Mining)	1,283	140,591
Cars.com, Inc.* (Interactive Media & Services)	1,590	31,323
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	2,902	44,952
Cathay General Bancorp (Banks)	885	33,382
Cavco Industries, Inc.* (Household Durables)	201	69,580
Century Communities, Inc. (Household Durables)	373	30,459
Certara, Inc.* (Health Care Technology)	1,617	22,396
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	262	5,054
Chesapeake Utilities Corp. (Gas Utilities)	259	27,506
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	255	6,610
Cinemark Holdings, Inc.* (Entertainment)	2,760	59,671
City Holding Co. (Banks)	229	24,331
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,092	61,633
Cohen & Steers, Inc. (Capital Markets)	333	24,162
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	499	16,517
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	847	27,273

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Growth :: 107

Common Stocks, continued

	Shares	Value
Community Healthcare Trust, Inc. (Health Care REITs)	254	$5,941
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	1,272	13,203
CONMED Corp. (Health Care Equipment & Supplies)	797	55,248
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	684	69,789
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,541	50,068
Core Laboratories, Inc. (Energy Equipment & Services)	534	10,835
CorVel Corp.* (Health Care Providers & Services)	235	59,753
CSG Systems International, Inc. (Professional Services)	360	14,821
CTS Corp. (Electronic Equipment, Instruments & Components)	443	22,429
Customers Bancorp, Inc.* (Banks)	737	35,361
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	415	11,110
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	834	33,202
DiamondRock Hospitality Co. (Hotel & Resort REITs)	5,434	45,917
DigitalOcean Holdings, Inc.* (IT Services)	765	26,584
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	171	6,190
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	728	52,365
Donnelley Financial Solutions, Inc.* (Capital Markets)	645	38,455
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	882	37,009
Dorman Products, Inc.* (Automobile Components)	498	45,557
DoubleVerify Holdings, Inc.* (Software)	3,644	70,949
Dynavax Technologies Corp.* (Biotechnology)	3,385	38,014
Ellington Financial, Inc. (Mortgage REITs)	2,200	26,576
Encore Wire Corp. (Electrical Equipment)	408	118,250
Energizer Holdings, Inc. (Household Products)	794	23,455
Enerpac Tool Group Corp. (Machinery)	941	35,927
Enpro, Inc. (Machinery)	244	35,519
Envestnet, Inc.* (Software)	545	34,112
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	421	31,019
ESCO Technologies, Inc. (Machinery)	667	70,062
Essential Properties Realty Trust, Inc. (Diversified REITs)	2,358	65,340
Ethan Allen Interiors, Inc. (Household Durables)	243	6,777
EVERTEC, Inc. (Financial Services)	1,667	55,428
eXp World Holdings, Inc. (Real Estate Management & Development)	2,003	22,604
Extreme Networks, Inc.* (Communications Equipment)	2,017	27,128
Fabrinet* (Electronic Equipment, Instruments & Components)	935	228,879
Federal Signal Corp. (Machinery)	1,581	132,283
First Bancorp (Banks)	4,279	78,264
First Commonwealth Financial Corp. (Banks)	1,214	16,765

Common Stocks, continued

	Shares	Value
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,997	$120,878
Four Corners Property Trust, Inc. (Specialized REITs)	1,047	25,829
Fox Factory Holding Corp.* (Automobile Components)	409	19,710
Franklin Electric Co., Inc. (Machinery)	1,025	98,728
Frontdoor, Inc.* (Diversified Consumer Services)	2,012	67,985
Gentherm, Inc.* (Automobile Components)	376	18,544
Getty Realty Corp. (Retail REITs)	547	14,583
Gibraltar Industries, Inc.* (Building Products)	788	54,017
Glaukos Corp.* (Health Care Equipment & Supplies)	1,303	154,209
GMS, Inc.* (Trading Companies & Distributors)	1,031	83,109
Gogo, Inc.* (Wireless Telecommunication Services)	741	7,128
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	343	10,671
Goosehead Insurance, Inc.*—Class A (Insurance)	653	37,508
Granite Construction, Inc. (Construction & Engineering)	582	36,067
Green Brick Partners, Inc.* (Household Durables)	651	37,263
Griffon Corp. (Building Products)	656	41,892
Group 1 Automotive, Inc. (Specialty Retail)	342	101,670
Guess?, Inc. (Specialty Retail)	705	14,382
H.B. Fuller Co. (Chemicals)	691	53,179
Harmonic, Inc.* (Communications Equipment)	1,628	19,162
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	354	10,680
Hawkins, Inc. (Chemicals)	492	44,772
Haynes International, Inc. (Metals & Mining)	184	10,801
HCI Group, Inc. (Insurance)	190	17,512
HealthStream, Inc. (Health Care Technology)	329	9,179
Heartland Express, Inc. (Ground Transportation)	652	8,039
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	3,707	44,262
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,380	49,873
HNI Corp. (Commercial Services & Supplies)	734	33,045
IAC, Inc.* (Interactive Media & Services)	723	33,873
Inari Medical, Inc.* (Health Care Equipment & Supplies)	763	36,738
Innospec, Inc. (Chemicals)	406	50,178
Innovative Industrial Properties, Inc. (Industrial REITs)	403	44,016
Innoviva, Inc.* (Pharmaceuticals)	711	11,660
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	465	92,237
Installed Building Products, Inc. (Household Durables)	607	124,848
Insteel Industries, Inc. (Building Products)	318	9,845
Integer Holdings Corp.* (Health Care Equipment & Supplies)	867	100,390
Inter Parfums, Inc. (Personal Care Products)	463	53,722
InterDigital, Inc. (Software)	653	76,114
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,062	13,444

See accompanying notes to the financial statements.

108 :: ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Itron, Inc.* (Electronic Equipment, Instruments & Components)	581	$57,496
J & J Snack Foods Corp. (Food Products)	401	65,111
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	502	25,572
John B Sanfilippo & Son, Inc. (Food Products)	124	12,049
John Bean Technologies Corp. (Machinery)	494	46,915
Knowles Corp.* (Electronic Equipment, Instruments & Components)	952	16,432
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,285	85,002
Koppers Holdings, Inc. (Chemicals)	291	10,764
Korn Ferry (Professional Services)	783	52,571
Krystal Biotech, Inc.* (Biotechnology)	424	77,863
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	904	44,468
Lakeland Financial Corp. (Banks)	310	19,071
La-Z-Boy, Inc. (Household Durables)	596	22,219
LCI Industries (Automobile Components)	415	42,903
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	517	42,539
LGI Homes, Inc.* (Household Durables)	318	28,458
Liberty Energy, Inc. (Energy Equipment & Services)	3,924	81,972
Lindsay Corp. (Machinery)	140	17,203
Liquidity Services, Inc.* (Commercial Services & Supplies)	575	11,489
LiveRamp Holdings, Inc.* (Software)	1,712	52,969
LTC Properties, Inc. (Health Care REITs)	483	16,664
M/I Homes, Inc.* (Household Durables)	718	87,697
Madison Square Garden Sports Corp.* (Entertainment)	432	81,272
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	4,681	118,617
Marathon Digital Holdings, Inc.* (Software)	7,062	140,181
Marcus & Millichap, Inc. (Real Estate Management & Development)	255	8,038
Marten Transport, Ltd. (Ground Transportation)	702	12,952
Materion Corp. (Metals & Mining)	537	58,066
Matson, Inc. (Marine Transportation)	884	115,777
Matthews International Corp.—Class A (Commercial Services & Supplies)	508	12,725
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	1,212	24,410
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	887	76,238
Meritage Homes Corp. (Household Durables)	940	152,139
Metallus, Inc.* (Metals & Mining)	575	11,655
MGE Energy, Inc. (Electric Utilities)	515	38,481
MGP Ingredients, Inc. (Beverages)	235	17,484
Middlesex Water Co. (Water Utilities)	212	11,079
Minerals Technologies, Inc. (Chemicals)	417	34,678
Mister Car Wash, Inc.* (Diversified Consumer Services)	1,101	7,839
Moelis & Co.—Class A (Capital Markets)	983	55,892
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	340	23,164
Moog, Inc.—Class A (Aerospace & Defense)	744	124,471

Common Stocks, continued

	Shares	Value
Mueller Industries, Inc. (Machinery)	2,939	$167,348
Myers Industries, Inc. (Containers & Packaging)	471	6,302
MYR Group, Inc.* (Construction & Engineering)	434	58,898
Myriad Genetics, Inc.* (Biotechnology)	1,148	28,080
N-able, Inc.* (Software)	1,163	17,712
National Beverage Corp. (Beverages)	333	17,063
National HealthCare Corp. (Health Care Providers & Services)	164	17,778
National Presto Industries, Inc. (Aerospace & Defense)	59	4,433
NeoGenomics, Inc.* (Health Care Providers & Services)	3,303	45,813
New York Mortgage Trust, Inc. (Mortgage REITs)	2,360	13,782
NMI Holdings, Inc.* (Financial Services)	1,350	45,954
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	2,367	87,981
Oceaneering International, Inc.* (Energy Equipment & Services)	2,623	62,060
OFG Bancorp (Banks)	1,216	45,539
Olympic Steel, Inc. (Metals & Mining)	124	5,559
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	406	55,833
Otter Tail Corp. (Electric Utilities)	1,081	94,684
Outfront Media, Inc. (Specialized REITs)	1,586	22,680
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	380	38,057
Palomar Holdings, Inc.* (Insurance)	645	52,342
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	401	18,839
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,379	34,820
Park National Corp. (Banks)	153	21,778
Pathward Financial, Inc. (Banks)	654	36,997
Patrick Industries, Inc. (Automobile Components)	545	59,159
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,400	45,584
Payoneer Global, Inc.* (Financial Services)	2,620	14,515
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	795	28,922
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	1,230	27,208
Perdoceo Education Corp. (Diversified Consumer Services)	951	20,370
Perficient, Inc.* (IT Services)	555	41,508
Phillips Edison & Co., Inc. (Retail REITs)	1,615	52,827
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,148	28,321
Piper Sandler Cos. (Capital Markets)	197	45,343
PJT Partners, Inc.—Class A (Capital Markets)	326	35,179
Plexus Corp.* (Electronic Equipment, Instruments & Components)	312	32,192
Powell Industries, Inc. (Electrical Equipment)	239	34,273
Preferred Bank (Banks)	319	24,081
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	620	42,687
Privia Health Group, Inc.* (Health Care Providers & Services)	2,686	46,683

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Growth :: 109

Common Stocks, continued

	Shares	Value
PROG Holdings, Inc. (Consumer Finance)	1,117	$38,738
Progress Software Corp. (Software)	1,118	60,663
Proto Labs, Inc.* (Machinery)	426	13,159
Quaker Chemical Corp. (Chemicals)	186	31,564
Quanex Building Products Corp. (Building Products)	591	16,341
Radian Group, Inc. (Financial Services)	2,143	66,647
RadNet, Inc.* (Health Care Providers & Services)	1,720	101,342
Redwood Trust, Inc. (Mortgage REITs)	3,418	22,183
REGENXBIO, Inc.* (Biotechnology)	504	5,897
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	394	17,962
Rogers Corp.* (Electronic Equipment, Instruments & Components)	291	35,098
RPC, Inc. (Energy Equipment & Services)	2,185	13,656
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	721	30,188
RXO, Inc.* (Ground Transportation)	1,399	36,584
S&T Bancorp, Inc. (Banks)	524	17,496
Sabre Corp.* (Hotels, Restaurants & Leisure)	5,237	13,983
Saul Centers, Inc. (Retail REITs)	164	6,030
Schrodinger, Inc.* (Health Care Technology)	800	15,472
Sealed Air Corp. (Containers & Packaging)	1,507	52,429
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	752	22,470
Sensient Technologies Corp. (Chemicals)	471	34,943
ServisFirst Bancshares, Inc. (Banks)	584	36,903
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	975	87,749
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	1,298	21,196
Shutterstock, Inc. (Interactive Media & Services)	317	12,268
Signet Jewelers, Ltd. (Specialty Retail)	1,156	103,554
Simulations Plus, Inc. (Health Care Technology)	244	11,863
SiriusPoint, Ltd.* (Insurance)	2,381	29,048
SITE Centers Corp. (Retail REITs)	2,191	31,770
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	264	32,836
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	1,875	62,138
SJW Group (Water Utilities)	327	17,730
SkyWest, Inc.* (Passenger Airlines)	563	46,205
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,976	128,651
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	555	12,693
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	578	14,600
Southside Bancshares, Inc. (Banks)	290	8,007
SPS Commerce, Inc.* (Software)	958	180,257
SPX Technologies, Inc.* (Machinery)	1,196	170,000
STAAR Surgical Co.* (Health Care Equipment & Supplies)	775	36,898
Standex International Corp. (Machinery)	307	49,473
StepStone Group, Inc.—Class A (Capital Markets)	404	18,540

Common Stocks, continued

	Shares	Value
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,785	$75,506
Strategic Education, Inc. (Diversified Consumer Services)	233	25,784
Stride, Inc.* (Diversified Consumer Services)	1,034	72,898
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	1,426	8,542
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	441	5,539
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	5,269	55,114
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	568	15,194
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	769	30,983
Tanger, Inc. (Retail REITs)	2,829	76,693
TechTarget, Inc.* (Media)	390	12,156
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,275	26,431
Tennant Co. (Machinery)	492	48,432
The Andersons, Inc. (Consumer Staples Distribution & Retail)	436	21,626
The Bancorp, Inc.* (Banks)	1,339	50,562
The Buckle, Inc. (Specialty Retail)	474	17,510
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	558	21,924
The Ensign Group, Inc. (Health Care Providers & Services)	1,461	180,712
The Simply Good Foods Co.* (Food Products)	1,484	53,617
The St. Joe Co. (Real Estate Management & Development)	922	50,433
Tidewater, Inc.* (Energy Equipment & Services)	1,256	119,584
Tootsie Roll Industries, Inc. (Food Products)	279	8,529
Tri Pointe Homes, Inc.* (Household Durables)	1,497	55,763
Trinity Industries, Inc. (Machinery)	1,059	31,685
TripAdvisor, Inc.* (Interactive Media & Services)	2,814	50,117
Triumph Financial, Inc.* (Banks)	559	45,698
Trupanion, Inc.*(a) (Insurance)	449	13,201
Two Harbors Investment Corp. (Mortgage REITs)	2,677	35,363
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	215	19,870
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	182	48,024
UniFirst Corp. (Commercial Services & Supplies)	159	27,273
Uniti Group, Inc. (Specialized REITs)	3,231	9,435
Unitil Corp. (Multi-Utilities)	188	9,737
Universal Health Realty Income Trust (Health Care REITs)	157	6,145
Upbound Group, Inc. (Specialty Retail)	649	19,924
Urban Edge Properties (Retail REITs)	1,813	33,486
Urban Outfitters, Inc.* (Specialty Retail)	1,468	60,261
Vector Group, Ltd. (Tobacco)	1,557	16,457
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,466	68,477
Vericel Corp.* (Biotechnology)	1,258	57,717
Veris Residential, Inc. (Residential REITs)	833	12,495
Verra Mobility Corp.* (Professional Services)	4,308	117,177
See accompanying notes to the financial statements.

110 :: ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Vestis Corp. (Commercial Services & Supplies)	1,802	$22,038
Viad Corp.* (Commercial Services & Supplies)	547	18,598
Vicor Corp.* (Electrical Equipment)	310	10,280
Virtus Investment Partners, Inc. (Capital Markets)	109	24,618
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	317	14,208
Walker & Dunlop, Inc. (Financial Services)	375	36,825
Warrior Met Coal, Inc. (Metals & Mining)	1,353	84,928
WD-40 Co. (Household Products)	351	77,093
Westamerica Bancorp (Banks)	421	20,431
Whitestone REIT (Retail REITs)	602	8,013
Winnebago Industries, Inc. (Automobiles)	424	22,981
WisdomTree, Inc. (Capital Markets)	2,887	28,610
World Acceptance Corp.* (Consumer Finance)	87	10,751
Worthington Enterprises, Inc. (Household Durables)	546	25,842
Worthington Steel, Inc. (Metals & Mining)	549	18,315
WSFS Financial Corp. (Banks)	699	32,853
Xencor, Inc.* (Biotechnology)	830	15,712
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,556	22,297
XPEL, Inc.* (Automobile Components)	551	19,594
Yelp, Inc.* (Interactive Media & Services)	1,745	64,478
TOTAL COMMON STOCKS (Cost $11,220,537)		15,606,340

Repurchase Agreements(b) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $53,023	$53,000	$53,000
TOTAL REPURCHASE AGREEMENTS (Cost $53,000)		53,000

Collateral for Securities Loaned(c) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.23%(d)	12,963	$12,963
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $12,963)		12,963
TOTAL INVESTMENT SECURITIES (Cost $11,286,500)—100.2%		15,672,303
Net other assets (liabilities)—(0.2)%		(38,981)
NET ASSETS—100.0%		$15,633,322

*  Non-income producing security.

(a)  All or part of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $12,495.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  Securities were purchased with cash collateral held from securities on loan at June 30, 2024.

(d)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2024.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Growth :: 111

ProFund VP Small-Cap Growth invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$305,461	2.0%
Automobile Components	205,467	1.3%
Automobiles	22,981	0.1%
Banks	650,962	4.1%
Beverages	34,547	0.2%
Biotechnology	358,025	2.3%
Building Products	343,916	2.2%
Capital Markets	370,546	2.4%
Chemicals	332,281	2.1%
Commercial Services & Supplies	175,013	1.1%
Communications Equipment	72,508	0.5%
Construction & Engineering	156,855	1.0%
Consumer Finance	49,489	0.3%
Consumer Staples Distribution & Retail	21,626	0.1%
Containers & Packaging	58,731	0.4%
Diversified Consumer Services	261,244	1.7%
Diversified REITs	73,602	0.5%
Diversified Telecommunication Services	82,829	0.5%
Electric Utilities	133,165	0.8%
Electrical Equipment	162,803	1.0%
Electronic Equipment, Instruments & Components	811,596	5.2%
Energy Equipment & Services	555,357	3.6%
Entertainment	140,943	0.9%
Financial Services	219,369	1.4%
Food Products	203,655	1.4%
Gas Utilities	27,506	0.2%
Ground Transportation	122,465	0.8%
Health Care Equipment & Supplies	595,477	3.8%
Health Care Providers & Services	565,860	3.6%
Health Care REITs	86,856	0.6%
Health Care Technology	58,910	0.4%
Hotel & Resort REITs	216,653	1.4%
Hotels, Restaurants & Leisure	366,082	2.3%
Household Durables	641,045	4.1%
Household Products	100,548	0.7%
Industrial REITs	44,016	0.3%
Insurance	235,821	1.5%

	Value	% of Net Assets
Interactive Media & Services	$245,271	1.6%
IT Services	68,092	0.4%
Life Sciences Tools & Services	12,087	0.1%
Machinery	995,780	6.3%
Marine Transportation	115,777	0.7%
Media	12,156	0.1%
Metals & Mining	641,664	4.1%
Mortgage REITs	135,302	0.9%
Multi-Utilities	9,737	0.1%
Oil, Gas & Consumable Fuels	648,903	4.1%
Passenger Airlines	51,744	0.3%
Personal Care Products	53,722	0.3%
Pharmaceuticals	222,283	1.4%
Professional Services	184,569	1.2%
Real Estate Management & Development	81,075	0.5%
Residential REITs	12,495	0.1%
Retail REITs	223,402	1.3%
Semiconductors & Semiconductor Equipment	591,735	3.8%
Software	965,526	6.2%
Specialized REITs	57,944	0.4%
Specialty Retail	807,569	5.2%
Textiles, Apparel & Luxury Goods	198,565	1.3%
Tobacco	16,457	0.1%
Trading Companies & Distributors	261,899	1.7%
Water Utilities	94,817	0.6%
Wireless Telecommunication Services	33,559	0.2%
Other**	26,982	0.2%
Total	$15,633,322	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

112 :: ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks (99.8%)

	Shares	Value
3D Systems Corp.* (Machinery)	3,304	$10,143
A10 Networks, Inc. (Software)	918	12,714
AAR Corp.* (Aerospace & Defense)	230	16,721
ABM Industries, Inc. (Commercial Services & Supplies)	1,568	79,293
Academy Sports & Outdoors, Inc. (Specialty Retail)	1,828	97,342
Acadia Realty Trust (Retail REITs)	2,556	45,804
ACI Worldwide, Inc.* (Software)	967	38,284
AdaptHealth Corp.* (Health Care Providers & Services)	1,934	19,340
Addus HomeCare Corp.* (Health Care Providers & Services)	253	29,376
Adeia, Inc. (Software)	1,611	18,019
Advance Auto Parts, Inc. (Specialty Retail)	1,477	93,539
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	354	38,501
AdvanSix, Inc. (Chemicals)	664	15,219
Air Lease Corp. (Trading Companies & Distributors)	2,028	96,391
Alaska Air Group, Inc.* (Passenger Airlines)	3,145	127,058
Albany International Corp. (Machinery)	402	33,949
Alexander & Baldwin, Inc. (Diversified REITs)	1,797	30,477
Alkermes PLC* (Biotechnology)	1,510	36,391
Allegiant Travel Co. (Passenger Airlines)	359	18,033
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	576	21,525
AMC Networks, Inc.*—Class A (Media)	764	7,380
American Assets Trust, Inc. (Diversified REITs)	1,207	27,013
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	2,910	20,341
American States Water Co. (Water Utilities)	434	31,495
American Woodmark Corp.* (Building Products)	173	13,598
Ameris Bancorp (Banks)	1,604	80,761
AMERISAFE, Inc. (Insurance)	271	11,894
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	433	22,183
Apogee Enterprises, Inc. (Building Products)	302	18,976
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	1,229	12,032
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	4,669	67,000
Arch Resources, Inc. (Metals & Mining)	139	21,160
Arcosa, Inc. (Construction & Engineering)	494	41,205
Arcus Biosciences, Inc.* (Biotechnology)	797	12,138
Armada Hoffler Properties, Inc. (Diversified REITs)	945	10,480
ARMOUR Residential REIT, Inc. (Mortgage REITs)	373	7,229
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	761	31,406
Artivion, Inc.* (Health Care Equipment & Supplies)	451	11,568
Asbury Automotive Group, Inc.* (Specialty Retail)	256	58,335
Assured Guaranty, Ltd. (Insurance)	513	39,578
Astec Industries, Inc. (Machinery)	564	16,728
Atlantic Union Bankshares Corp. (Banks)	2,224	73,058

Common Stocks, continued

	Shares	Value
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	1,137	$22,649
Avista Corp. (Multi-Utilities)	1,938	67,074
Axos Financial, Inc.* (Banks)	465	26,575
B Riley Financial, Inc.(a) (Capital Markets)	404	7,127
B&G Foods, Inc. (Food Products)	1,956	15,804
Balchem Corp. (Chemicals)	355	54,651
Banc of California, Inc. (Banks)	3,439	43,950
BancFirst Corp. (Banks)	137	12,015
Bank of Hawaii Corp. (Banks)	591	33,811
BankUnited, Inc. (Banks)	1,852	54,208
Banner Corp. (Banks)	853	42,343
Barnes Group, Inc. (Machinery)	1,256	52,011
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	893	35,238
Berkshire Hills Bancorp, Inc. (Banks)	536	12,221
BGC Group, Inc.—Class A (Capital Markets)	3,993	33,142
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	359	7,693
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	580	20,126
BlackLine, Inc.* (Software)	420	20,349
Blackstone Mortgage Trust, Inc.(a)—Class A (Mortgage REITs)	4,301	74,923
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,092	20,999
Box, Inc.*—Class A (Software)	1,395	36,884
Brady Corp.—Class A (Commercial Services & Supplies)	389	25,682
Brandywine Realty Trust (Office REITs)	4,266	19,112
Bread Financial Holdings, Inc. (Consumer Finance)	1,228	54,720
Brightsphere Investment Group, Inc. (Capital Markets)	291	6,451
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	640	46,330
Bristow Group, Inc.* (Energy Equipment & Services)	598	20,051
Brookline Bancorp, Inc. (Banks)	2,200	18,370
Cable One, Inc. (Media)	113	40,002
Cactus, Inc.—Class A (Energy Equipment & Services)	619	32,646
Calavo Growers, Inc. (Food Products)	439	9,965
Caleres, Inc. (Specialty Retail)	819	27,518
California Water Service Group (Water Utilities)	858	41,605
Calix, Inc.* (Communications Equipment)	737	26,112
Capitol Federal Financial, Inc. (Banks)	3,056	16,777
CareTrust REIT, Inc. (Health Care REITs)	1,302	32,680
Cathay General Bancorp (Banks)	956	36,060
Centerspace (Residential REITs)	369	24,955
Central Garden & Pet Co.* (Household Products)	237	9,125
Central Garden & Pet Co.*—Class A (Household Products)	1,342	44,326
Central Pacific Financial Corp. (Banks)	670	14,204
Century Aluminum Co.* (Metals & Mining)	1,286	21,541
Century Communities, Inc. (Household Durables)	345	28,173
Certara, Inc.* (Health Care Technology)	1,120	15,512

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Value :: 113

Common Stocks, continued

	Shares	Value
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	332	$6,404
Chesapeake Utilities Corp. (Gas Utilities)	304	32,285
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	184	4,769
City Holding Co. (Banks)	146	15,513
Clearwater Paper Corp.* (Paper & Forest Products)	413	20,018
Clearway Energy, Inc.—Class A (Independent Power and Renewable Electricity Producers)	857	19,420
Clearway Energy, Inc.—Class C (Independent Power and Renewable Electricity Producers)	2,042	50,417
Cohen & Steers, Inc. (Capital Markets)	333	24,162
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	687	22,740
Comerica, Inc. (Banks)	3,285	167,667
Community Financial System, Inc. (Banks)	1,308	61,751
Community Healthcare Trust, Inc. (Health Care REITs)	362	8,467
Compass Minerals International, Inc. (Metals & Mining)	837	8,646
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	1,169	12,134
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,876	8,254
Corcept Therapeutics, Inc.* (Pharmaceuticals)	794	25,797
Core Laboratories, Inc. (Energy Equipment & Services)	650	13,189
CoreCivic, Inc.* (Commercial Services & Supplies)	2,755	35,760
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	1,079	11,912
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	550	23,188
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	809	11,197
CSG Systems International, Inc. (Professional Services)	360	14,821
CTS Corp. (Electronic Equipment, Instruments & Components)	334	16,910
Cushman & Wakefield PLC* (Real Estate Management & Development)	4,879	50,742
CVB Financial Corp. (Banks)	3,286	56,651
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	326	8,727
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	2,372	13,236
Dana, Inc. (Automobile Components)	3,196	38,736
Deluxe Corp. (Commercial Services & Supplies)	1,090	24,481
Designer Brands, Inc.—Class A (Specialty Retail)	1,076	7,349
Digi International, Inc.* (Communications Equipment)	901	20,660
DigitalOcean Holdings, Inc.* (IT Services)	599	20,815
Dime Community Bancshares, Inc. (Banks)	869	17,728

Common Stocks, continued

	Shares	Value
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	218	$7,892
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	445	32,009
DNOW, Inc.* (Trading Companies & Distributors)	2,646	36,330
Dorman Products, Inc.* (Automobile Components)	215	19,668
Douglas Emmett, Inc. (Office REITs)	4,146	55,183
Dril-Quip, Inc.* (Energy Equipment & Services)	852	15,847
DXC Technology Co.* (IT Services)	4,432	84,608
DXP Enterprises, Inc.* (Trading Companies & Distributors)	324	14,852
Dycom Industries, Inc.* (Construction & Engineering)	720	121,507
Eagle Bancorp, Inc. (Banks)	748	14,137
Easterly Government Properties, Inc. (Office REITs)	2,550	31,544
EchoStar Corp.*—Class A (Diversified Telecommunication Services)	2,985	53,163
Edgewell Personal Care Co. (Personal Care Products)	1,228	49,354
Elme Communities (Residential REITs)	2,180	34,728
Embecta Corp. (Health Care Equipment & Supplies)	1,427	17,838
Employers Holdings, Inc. (Insurance)	628	26,772
Encore Capital Group, Inc.* (Consumer Finance)	588	24,537
Energizer Holdings, Inc. (Household Products)	893	26,379
Enerpac Tool Group Corp. (Machinery)	443	16,914
Enhabit, Inc.* (Health Care Providers & Services)	1,240	11,061
Enova International, Inc.* (Consumer Finance)	673	41,894
Enpro, Inc. (Machinery)	286	41,633
Envestnet, Inc.* (Software)	720	45,065
Enviri Corp.* (Commercial Services & Supplies)	1,983	17,113
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	258	19,009
Essential Properties Realty Trust, Inc. (Diversified REITs)	2,084	57,747
Ethan Allen Interiors, Inc. (Household Durables)	335	9,343
Extreme Networks, Inc.* (Communications Equipment)	1,287	17,310
EZCORP, Inc.*—Class A (Consumer Finance)	1,286	13,464
FB Financial Corp. (Banks)	873	34,073
First Bancorp (Banks)	1,020	32,558
First Commonwealth Financial Corp. (Banks)	1,364	18,837
First Financial Bancorp (Banks)	2,365	52,550
First Hawaiian, Inc. (Banks)	3,166	65,726
Foot Locker, Inc. (Specialty Retail)	2,036	50,737
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	2,215	51,698
Forward Air Corp. (Air Freight & Logistics)	782	14,889
Four Corners Property Trust, Inc. (Specialized REITs)	1,276	31,479
Fox Factory Holding Corp.* (Automobile Components)	640	30,842

See accompanying notes to the financial statements.

114 :: ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	2,028	$25,553
Fresh Del Monte Produce, Inc. (Food Products)	831	18,157
Fulgent Genetics, Inc.* (Health Care Providers & Services)	504	9,888
Fulton Financial Corp. (Banks)	4,503	76,461
Gentherm, Inc.* (Automobile Components)	424	20,912
Genworth Financial, Inc.* (Insurance)	10,843	65,492
Getty Realty Corp. (Retail REITs)	693	18,475
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	992	26,853
Global Net Lease, Inc. (Diversified REITs)	4,839	35,567
Gogo, Inc.* (Wireless Telecommunication Services)	799	7,686
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	210	6,533
Granite Construction, Inc. (Construction & Engineering)	536	33,216
Green Dot Corp.*—Class A (Consumer Finance)	1,131	10,688
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	1,600	25,376
Griffon Corp. (Building Products)	296	18,903
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	2,474	54,726
H.B. Fuller Co. (Chemicals)	689	53,025
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	8,708	42,930
Hanmi Financial Corp. (Banks)	748	12,507
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	2,818	83,413
Harmonic, Inc.* (Communications Equipment)	1,326	15,607
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	449	13,546
Haverty Furniture Cos., Inc. (Specialty Retail)	330	8,346
Haynes International, Inc. (Metals & Mining)	138	8,101
Hayward Holdings, Inc.* (Building Products)	3,140	38,622
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	1,823	19,287
HealthStream, Inc. (Health Care Technology)	280	7,812
Heartland Express, Inc. (Ground Transportation)	511	6,301
Heidrick & Struggles International, Inc. (Professional Services)	502	15,853
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,125	40,657
Heritage Financial Corp. (Banks)	858	15,470
Hertz Global Holdings, Inc.* (Ground Transportation)	3,255	11,490
Hibbett, Inc. (Specialty Retail)	296	25,814
Highwoods Properties, Inc. (Office REITs)	2,626	68,984
Hillenbrand, Inc. (Machinery)	1,740	69,635
Hilltop Holdings, Inc. (Banks)	1,148	35,909
HNI Corp. (Commercial Services & Supplies)	469	21,114
Hope Bancorp, Inc. (Banks)	2,987	32,080
Horace Mann Educators Corp. (Insurance)	1,015	33,109
Hub Group, Inc.—Class A (Air Freight & Logistics)	1,530	65,867
Hudson Pacific Properties, Inc. (Office REITs)	3,141	15,108

Common Stocks, continued

	Shares	Value
IAC, Inc.* (Interactive Media & Services)	1,039	$48,678
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	830	31,997
ICU Medical, Inc.* (Health Care Equipment & Supplies)	508	60,324
Inari Medical, Inc.* (Health Care Equipment & Supplies)	551	26,531
Independent Bank Corp. (Banks)	1,053	53,408
Independent Bank Group, Inc. (Banks)	892	40,604
Ingevity Corp.* (Chemicals)	837	36,585
Innospec, Inc. (Chemicals)	229	28,302
Innovative Industrial Properties, Inc. (Industrial REITs)	316	34,514
Innoviva, Inc.* (Pharmaceuticals)	680	11,152
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	240	47,606
Insteel Industries, Inc. (Building Products)	179	5,542
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,700	49,538
Interface, Inc. (Commercial Services & Supplies)	1,442	21,169
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,488	9,702
Itron, Inc.* (Electronic Equipment, Instruments & Components)	580	57,397
Jackson Financial, Inc.—Class A (Financial Services)	1,682	124,905
JBG SMITH Properties (Office REITs)	2,072	31,557
JetBlue Airways Corp.* (Passenger Airlines)	8,425	51,308
John B Sanfilippo & Son, Inc. (Food Products)	105	10,203
John Bean Technologies Corp. (Machinery)	316	30,011
John Wiley & Sons, Inc.—Class A (Media)	1,042	42,409
Kaiser Aluminum Corp. (Metals & Mining)	394	34,632
Kelly Services, Inc.—Class A (Professional Services)	798	17,085
Kennametal, Inc. (Machinery)	1,949	45,879
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	2,895	28,139
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	1,441	13,041
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,312	22,645
Kohl's Corp. (Broadline Retail)	2,748	63,177
Koppers Holdings, Inc. (Chemicals)	247	9,137
Korn Ferry (Professional Services)	543	36,457
Krystal Biotech, Inc.* (Biotechnology)	209	38,381
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	509	25,038
Lakeland Financial Corp. (Banks)	336	20,671
La-Z-Boy, Inc. (Household Durables)	486	18,118
LCI Industries (Automobile Components)	234	24,191
Leggett & Platt, Inc. (Household Durables)	3,320	38,047
Leslie's, Inc.* (Specialty Retail)	4,576	19,173
LGI Homes, Inc.* (Household Durables)	203	18,166
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	419	35,305
Lincoln National Corp. (Insurance)	4,213	131,024
Lindsay Corp. (Machinery)	140	17,203
LTC Properties, Inc. (Health Care REITs)	614	21,183

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Value :: 115

Common Stocks, continued

	Shares	Value
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	25,146	$27,661
LXP Industrial Trust (Industrial REITs)	7,290	66,484
Marcus & Millichap, Inc. (Real Estate Management & Development)	352	11,095
MarineMax, Inc.* (Specialty Retail)	503	16,282
Marten Transport, Ltd. (Ground Transportation)	758	13,985
Masterbrand, Inc.* (Building Products)	3,146	46,183
Mativ Holdings, Inc. (Chemicals)	1,346	22,828
Matthews International Corp.—Class A (Commercial Services & Supplies)	275	6,889
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	711	14,320
Medical Properties Trust, Inc.(a) (Health Care REITs)	14,872	64,099
Mercer International, Inc. (Paper & Forest Products)	1,089	9,300
Mercury General Corp. (Insurance)	659	35,019
Mercury Systems, Inc.* (Aerospace & Defense)	1,294	34,926
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	591	50,796
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	127	11,020
Metallus, Inc.* (Metals & Mining)	415	8,412
MGE Energy, Inc. (Electric Utilities)	403	30,112
MGP Ingredients, Inc. (Beverages)	163	12,127
Middlesex Water Co. (Water Utilities)	239	12,490
MillerKnoll, Inc. (Commercial Services & Supplies)	1,775	47,020
Minerals Technologies, Inc. (Chemicals)	399	33,181
Mister Car Wash, Inc.* (Diversified Consumer Services)	1,237	8,807
Moelis & Co.—Class A (Capital Markets)	802	45,602
Monro, Inc. (Specialty Retail)	741	17,680
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	387	9,621
Mr. Cooper Group, Inc.* (Financial Services)	1,604	130,293
Myers Industries, Inc. (Containers & Packaging)	469	6,275
Myriad Genetics, Inc.* (Biotechnology)	1,143	27,958
N-able, Inc.* (Software)	626	9,534
Nabors Industries, Ltd.* (Energy Equipment & Services)	222	15,798
National Bank Holdings Corp.—Class A (Banks)	937	36,590
National Beverage Corp. (Beverages)	262	13,425
National HealthCare Corp. (Health Care Providers & Services)	179	19,404
National Presto Industries, Inc. (Aerospace & Defense)	73	5,484
National Vision Holdings, Inc.* (Specialty Retail)	1,946	25,473
Navient Corp. (Consumer Finance)	1,994	29,033
NBT Bancorp, Inc. (Banks)	1,167	45,046
NCR Atleos Corp.* (Financial Services)	1,698	45,880
NCR Voyix Corp.* (Software)	3,412	42,138
NetScout Systems, Inc.* (Communications Equipment)	1,768	32,337
Newell Brands, Inc. (Household Durables)	9,462	60,652

Common Stocks, continued

	Shares	Value
NexPoint Residential Trust, Inc. (Residential REITs)	566	$22,363
NMI Holdings, Inc.* (Financial Services)	695	23,658
Northwest Bancshares, Inc. (Banks)	3,151	36,394
Northwest Natural Holding Co. (Gas Utilities)	942	34,015
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	1,230	12,964
NV5 Global, Inc.* (Professional Services)	321	29,843
O-I Glass, Inc.* (Containers & Packaging)	3,857	42,928
Olympic Steel, Inc. (Metals & Mining)	124	5,559
Omnicell, Inc.* (Health Care Equipment & Supplies)	1,138	30,806
OPENLANE, Inc.* (Commercial Services & Supplies)	2,683	44,511
Organon & Co. (Pharmaceuticals)	6,371	131,881
Outfront Media, Inc. (Specialized REITs)	2,098	30,001
Owens & Minor, Inc.* (Health Care Providers & Services)	1,815	24,503
Pacific Premier Bancorp, Inc. (Banks)	2,389	54,875
Pacira BioSciences, Inc.* (Pharmaceuticals)	1,153	32,987
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	433	20,342
Park National Corp. (Banks)	210	29,891
Patterson Cos., Inc. (Health Care Providers & Services)	1,975	47,636
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,447	35,710
Payoneer Global, Inc.* (Financial Services)	3,763	20,847
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	281	18,040
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	1,440	31,853
Pebblebrook Hotel Trust (Hotel & Resort REITs)	2,985	41,043
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	2,049	15,470
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	3,703	71,671
PennyMac Mortgage Investment Trust (Mortgage REITs)	2,151	29,576
Perdoceo Education Corp. (Diversified Consumer Services)	715	15,315
Perficient, Inc.* (IT Services)	341	25,503
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	503	8,435
Phillips Edison & Co., Inc. (Retail REITs)	1,486	48,607
Phinia, Inc. (Automobile Components)	1,131	44,515
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	470	11,595
Piper Sandler Cos. (Capital Markets)	197	45,343
Pitney Bowes, Inc. (Commercial Services & Supplies)	3,853	19,573
PJT Partners, Inc.—Class A (Capital Markets)	236	25,467
Plexus Corp.* (Electronic Equipment, Instruments & Components)	380	39,208
PRA Group, Inc.* (Consumer Finance)	974	19,149
Premier, Inc.—Class A (Health Care Providers & Services)	2,596	48,466
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	644	44,339

See accompanying notes to the financial statements.

116 :: ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	624	$50,669
ProAssurance Corp.* (Insurance)	1,262	15,422
ProPetro Holding Corp.* (Energy Equipment & Services)	2,040	17,687
Proto Labs, Inc.* (Machinery)	220	6,796
Provident Financial Services, Inc. (Banks)	3,232	46,379
Quaker Chemical Corp. (Chemicals)	165	28,001
Quanex Building Products Corp. (Building Products)	255	7,051
QuinStreet, Inc.* (Interactive Media & Services)	1,300	21,567
Radian Group, Inc. (Financial Services)	1,680	52,248
Ready Capital Corp. (Mortgage REITs)	3,848	31,477
REGENXBIO, Inc.* (Biotechnology)	639	7,476
Renasant Corp. (Banks)	1,396	42,634
Resideo Technologies, Inc.* (Building Products)	3,618	70,767
Retail Opportunity Investments Corp. (Retail REITs)	3,156	39,229
Robert Half, Inc. (Professional Services)	2,561	163,854
Rogers Corp.* (Electronic Equipment, Instruments & Components)	137	16,524
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	843	35,296
RXO, Inc.* (Ground Transportation)	1,573	41,134
S&T Bancorp, Inc. (Banks)	445	14,859
Sabre Corp.* (Hotels, Restaurants & Leisure)	4,446	11,871
Safehold, Inc. (Specialized REITs)	1,114	21,489
Safety Insurance Group, Inc. (Insurance)	367	27,536
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,563	27,501
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,374	91,028
Saul Centers, Inc. (Retail REITs)	164	6,030
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	612	27,118
Scholastic Corp. (Media)	631	22,382
Schrodinger, Inc.* (Health Care Technology)	601	11,623
Seacoast Banking Corp. of Florida (Banks)	2,085	49,289
Sealed Air Corp. (Containers & Packaging)	2,164	75,286
Select Medical Holdings Corp. (Health Care Providers & Services)	2,642	92,628
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	880	26,294
Sensient Technologies Corp. (Chemicals)	598	44,366
Service Properties Trust (Hotel & Resort REITs)	4,104	21,095
ServisFirst Bancshares, Inc. (Banks)	657	41,516
Shoe Carnival, Inc. (Specialty Retail)	443	16,342
Shutterstock, Inc. (Interactive Media & Services)	292	11,300
Simmons First National Corp.—Class A (Banks)	3,108	54,639
Simulations Plus, Inc. (Health Care Technology)	163	7,925
SITE Centers Corp. (Retail REITs)	2,365	34,293
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	184	22,886
SJW Group (Water Utilities)	414	22,447
SkyWest, Inc.* (Passenger Airlines)	459	37,670
SL Green Realty Corp. (Office REITs)	1,606	90,963

Common Stocks, continued

	Shares	Value
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	764	$17,473
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	866	21,875
Sonic Automotive, Inc.—Class A (Specialty Retail)	368	20,045
Sonos, Inc.* (Household Durables)	3,044	44,929
Southside Bancshares, Inc. (Banks)	435	12,010
SpartanNash Co. (Consumer Staples Distribution & Retail)	853	16,002
Sprinklr, Inc.*—Class A (Software)	2,965	28,523
STAAR Surgical Co.* (Health Care Equipment & Supplies)	475	22,615
Standard Motor Products, Inc. (Automobile Components)	465	12,894
Stellar Bancorp, Inc. (Banks)	1,167	26,794
Stepan Co. (Chemicals)	529	44,415
StepStone Group, Inc.—Class A (Capital Markets)	902	41,393
Stewart Information Services Corp. (Insurance)	683	42,401
StoneX Group, Inc.* (Capital Markets)	677	50,985
Strategic Education, Inc. (Diversified Consumer Services)	321	35,523
Sturm Ruger & Co., Inc. (Leisure Products)	431	17,951
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	1,311	7,853
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	516	6,481
SunCoke Energy, Inc. (Metals & Mining)	2,082	20,404
SunPower Corp.*(a) (Electrical Equipment)	2,128	6,299
Sunrun, Inc.* (Electrical Equipment)	5,491	65,123
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	817	21,855
Sylvamo Corp. (Paper & Forest Products)	866	59,408
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,871	47,032
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	864	34,811
TechTarget, Inc.* (Media)	271	8,447
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,221	25,312
The Andersons, Inc. (Consumer Staples Distribution & Retail)	369	18,302
The Buckle, Inc. (Specialty Retail)	279	10,306
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	627	24,635
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	877	34,299
The GEO Group, Inc.* (Commercial Services & Supplies)	3,302	47,417
The Greenbrier Cos., Inc. (Machinery)	771	38,203
The Hain Celestial Group, Inc.* (Food Products)	2,224	15,368
The Macerich Co. (Retail REITs)	5,345	82,527
The ODP Corp.* (Specialty Retail)	791	31,063
The Simply Good Foods Co.* (Food Products)	834	30,132
Thryv Holdings, Inc.* (Media)	781	13,917
Titan International, Inc.* (Machinery)	1,261	9,344

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Value :: 117

Common Stocks, continued

	Shares	Value
Tompkins Financial Corp. (Banks)	311	$15,208
Tootsie Roll Industries, Inc. (Food Products)	172	5,258
Topgolf Callaway Brands Corp.* (Leisure Products)	3,502	53,581
TreeHouse Foods, Inc.* (Food Products)	1,185	43,419
Tri Pointe Homes, Inc.* (Household Durables)	917	34,158
Trinity Industries, Inc. (Machinery)	1,014	30,339
Triumph Group, Inc.* (Aerospace & Defense)	1,903	29,325
Trupanion, Inc.*(a) (Insurance)	465	13,671
TrustCo Bank Corp. (Banks)	471	13,551
Trustmark Corp. (Banks)	1,517	45,571
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,521	48,983
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	168	15,527
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	1,935	29,896
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,112	54,487
UniFirst Corp. (Commercial Services & Supplies)	221	37,908
United Community Banks, Inc. (Banks)	2,952	75,158
United Fire Group, Inc. (Insurance)	525	11,282
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	1,471	19,270
Uniti Group, Inc. (Specialized REITs)	2,855	8,337
Unitil Corp. (Multi-Utilities)	221	11,446
Universal Corp. (Tobacco)	609	29,347
Universal Health Realty Income Trust (Health Care REITs)	164	6,419
Upbound Group, Inc. (Specialty Retail)	489	15,012
Urban Edge Properties (Retail REITs)	1,207	22,293
USANA Health Sciences, Inc.* (Personal Care Products)	275	12,441
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,012	14,907
Vector Group, Ltd. (Tobacco)	1,822	19,259
Veris Residential, Inc. (Residential REITs)	1,195	17,925
Veritex Holdings, Inc. (Banks)	1,351	28,493
Vestis Corp. (Commercial Services & Supplies)	1,529	18,700
VF Corp. (Textiles, Apparel & Luxury Goods)	8,188	110,539
Viasat, Inc.* (Communications Equipment)	1,862	23,647
Viavi Solutions, Inc.* (Communications Equipment)	5,528	37,977
Vicor Corp.* (Electrical Equipment)	264	8,754
Victoria's Secret & Co.* (Specialty Retail)	1,939	34,262
Vir Biotechnology, Inc.* (Biotechnology)	2,156	19,188
Virtu Financial, Inc.—Class A (Capital Markets)	2,193	49,233
Virtus Investment Partners, Inc. (Capital Markets)	61	13,777
Vista Outdoor, Inc.* (Leisure Products)	1,442	54,291
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	330	14,791
Wabash National Corp. (Machinery)	1,114	24,330
WaFd, Inc. (Banks)	1,675	47,872
Walker & Dunlop, Inc. (Financial Services)	476	46,743
Werner Enterprises, Inc. (Ground Transportation)	1,571	56,289

Common Stocks, continued

	Shares	Value
Westamerica Bancorp (Banks)	259	$12,569
Whitestone REIT (Retail REITs)	599	7,973
Winnebago Industries, Inc. (Automobiles)	320	17,344
WK Kellogg Co. (Food Products)	1,636	26,929
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,979	26,756
World Kinect Corp. (Oil, Gas & Consumable Fuels)	1,485	38,313
Worthington Enterprises, Inc. (Household Durables)	235	11,123
Worthington Steel, Inc. (Metals & Mining)	237	7,906
WSFS Financial Corp. (Banks)	819	38,493
Xencor, Inc.* (Biotechnology)	733	13,876
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,035	14,832
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	2,830	32,885
TOTAL COMMON STOCKS (Cost $12,981,777)		14,586,387

Repurchase Agreements(b) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $49,021	$49,000	$49,000
TOTAL REPURCHASE AGREEMENTS (Cost $49,000)		49,000

Collateral for Securities Loaned(c) (1.6%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.23%(d)	237,439	$237,439
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $237,439)		237,439
TOTAL INVESTMENT SECURITIES (Cost $13,268,216)—101.7%		14,872,826
Net other assets (liabilities)—(1.7)%		(249,452)
NET ASSETS—100.0%		$14,623,374

*  Non-income producing security.

(a)  All or part of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $221,407.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  Securities were purchased with cash collateral held from securities on loan at June 30, 2024.

(d)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2024.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

118 :: ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

ProFund VP Small-Cap Value invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$86,456	0.6%
Air Freight & Logistics	80,756	0.6%
Automobile Components	212,099	1.5%
Automobiles	17,344	0.1%
Banks	2,056,485	14.1%
Beverages	25,552	0.2%
Biotechnology	165,110	1.1%
Broadline Retail	63,177	0.4%
Building Products	219,642	1.5%
Capital Markets	374,088	2.6%
Chemicals	369,710	2.5%
Commercial Services & Supplies	465,917	3.3%
Communications Equipment	173,650	1.2%
Construction & Engineering	195,928	1.3%
Consumer Finance	193,485	1.3%
Consumer Staples Distribution & Retail	193,268	1.4%
Containers & Packaging	124,489	0.9%
Diversified Consumer Services	59,645	0.4%
Diversified REITs	161,284	1.1%
Diversified Telecommunication Services	89,078	0.6%
Electric Utilities	30,112	0.2%
Electrical Equipment	80,176	0.5%
Electronic Equipment, Instruments & Components	478,207	3.3%
Energy Equipment & Services	221,481	1.5%
Financial Services	444,574	3.0%
Food Products	175,235	1.2%
Gas Utilities	66,300	0.5%
Ground Transportation	129,199	0.9%
Health Care Equipment & Supplies	342,383	2.3%
Health Care Providers & Services	366,679	2.6%
Health Care REITs	132,848	0.9%
Health Care Technology	42,872	0.3%
Hotel & Resort REITs	84,823	0.6%
Hotels, Restaurants & Leisure	258,356	1.8%
Household Durables	262,709	1.8%
Household Products	79,830	0.5%
Independent Power and Renewable Electricity Producers	69,837	0.5%
Industrial REITs	100,998	0.7%

	Value	% of Net Assets
Insurance	$453,200	3.1%
Interactive Media & Services	81,545	0.6%
IT Services	130,926	0.9%
Leisure Products	125,823	0.9%
Life Sciences Tools & Services	83,647	0.6%
Machinery	443,118	3.0%
Media	134,537	0.9%
Metals & Mining	136,361	0.9%
Mortgage REITs	344,244	2.4%
Multi-Utilities	78,520	0.5%
Office REITs	312,451	2.1%
Oil, Gas & Consumable Fuels	178,226	1.2%
Paper & Forest Products	88,726	0.6%
Passenger Airlines	240,550	1.6%
Personal Care Products	74,759	0.5%
Pharmaceuticals	325,297	2.2%
Professional Services	277,913	1.9%
Real Estate Management & Development	89,976	0.6%
Residential REITs	99,971	0.7%
Retail REITs	305,231	2.1%
Semiconductors & Semiconductor Equipment	308,643	2.1%
Software	251,510	1.7%
Specialized REITs	91,306	0.6%
Specialty Retail	602,119	4.0%
Technology Hardware, Storage & Peripherals	44,797	0.3%
Textiles, Apparel & Luxury Goods	216,699	1.5%
Tobacco	48,606	0.3%
Trading Companies & Distributors	182,869	1.3%
Water Utilities	108,037	0.7%
Wireless Telecommunication Services	32,998	0.2%
Other**	36,987	0.2%
Total	$14,623,374	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Technology :: 119

Common Stocks (97.8%)

	Shares	Value
Accenture PLC—Class A (IT Services)	3,937	$1,194,526
Adobe, Inc.* (Software)	2,805	1,558,290
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	10,121	1,641,727
Akamai Technologies, Inc.* (IT Services)	954	85,936
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	7,521	506,691
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,106	708,976
ANSYS, Inc.* (Software)	547	175,861
Apple, Inc. (Technology Hardware, Storage & Peripherals)	13,069	2,752,593
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,203	1,227,856
Arista Networks, Inc.* (Communications Equipment)	1,589	556,913
Autodesk, Inc.* (Software)	1,339	331,336
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,601	2,570,454
Cadence Design Systems, Inc.* (Software)	1,704	524,406
CDW Corp. (Electronic Equipment, Instruments & Components)	841	188,249
Cisco Systems, Inc. (Communications Equipment)	25,354	1,204,569
Cognizant Technology Solutions Corp.—Class A (IT Services)	3,113	211,684
Corning, Inc. (Electronic Equipment, Instruments & Components)	4,827	187,529
Crowdstrike Holdings, Inc.*—Class A (Software)	1,444	553,326
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	852	84,953
EPAM Systems, Inc.* (IT Services)	363	68,284
F5, Inc.* (Communications Equipment)	367	63,208
Fair Isaac Corp.* (Software)	155	230,742
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	671	151,284
Fortinet, Inc.* (Software)	3,970	239,272
Gartner, Inc.* (IT Services)	486	218,243
Gen Digital, Inc. (Software)	3,449	86,156
GoDaddy, Inc.*—Class A (IT Services)	883	123,364
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	8,140	172,324
HP, Inc. (Technology Hardware, Storage & Peripherals)	5,403	189,213
Intel Corp. (Semiconductors & Semiconductor Equipment)	26,656	825,536
International Business Machines Corp. (IT Services)	5,752	994,808
Intuit, Inc. (Software)	1,753	1,152,089
Jabil, Inc. (Electronic Equipment, Instruments & Components)	755	82,136
Juniper Networks, Inc. (Communications Equipment)	2,034	74,160
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,093	149,468
KLA Corp. (Semiconductors & Semiconductor Equipment)	843	695,062
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	818	871,047

Common Stocks, continued

	Shares	Value
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,383	$309,545
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,934	912,029
Microsoft Corp. (Software)	30,499	13,631,528
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	305	250,612
Motorola Solutions, Inc. (Communications Equipment)	1,044	403,036
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,292	166,410
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	100,941	12,470,250
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,601	430,813
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,693	184,605
Oracle Corp. (Software)	9,983	1,409,600
Palo Alto Networks, Inc.* (Software)	2,024	686,156
PTC, Inc.* (Software)	750	136,253
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	604	70,088
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	7,001	1,394,459
Roper Technologies, Inc. (Software)	671	378,216
Salesforce, Inc. (Software)	6,081	1,563,425
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	1,223	126,299
ServiceNow, Inc.* (Software)	1,284	1,010,084
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,005	107,113
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	315	258,095
Synopsys, Inc.* (Software)	955	568,282
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,917	288,374
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	297	115,230
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	978	145,028
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,702	1,109,210
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	1,529	85,502
Tyler Technologies, Inc.* (Software)	266	133,739
VeriSign, Inc.* (IT Services)	543	96,545
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	2,044	154,874
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	322	99,475
TOTAL COMMON STOCKS (Cost $28,114,959)		61,347,146

See accompanying notes to the financial statements.

120 :: ProFund VP Technology :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Repurchase Agreements(a) (2.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $1,253,542	$1,253,000	$1,253,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,253,000)		1,253,000
TOTAL INVESTMENT SECURITIES (Cost $29,367,959)—99.8%		62,600,146
Net other assets (liabilities)—0.2%		122,689
NET ASSETS—100.0%		$62,722,835

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Technology Select Sector Index	Goldman Sachs International	7/23/24	6.08%	$1,119,225	$6,802

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Technology invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Communications Equipment	$2,301,886	3.7%
Electronic Equipment, Instruments & Components	1,702,654	2.7%
IT Services	2,993,390	4.8%
Semiconductors & Semiconductor Equipment	26,160,647	41.6%
Software	24,368,761	38.9%
Technology Hardware, Storage & Peripherals	3,819,808	6.1%
Other**	1,375,689	2.2%
Total	$62,722,835	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraBull :: 121

Common Stocks (76.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	165	$16,861
A.O. Smith Corp. (Building Products)	36	2,944
Abbott Laboratories (Health Care Equipment & Supplies)	518	53,826
AbbVie, Inc. (Biotechnology)	526	90,221
Accenture PLC—Class A (IT Services)	187	56,737
Adobe, Inc.* (Software)	133	73,887
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	481	78,023
Aflac, Inc. (Insurance)	154	13,754
Agilent Technologies, Inc. (Life Sciences Tools & Services)	87	11,278
Air Products and Chemicals, Inc. (Chemicals)	66	17,031
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	131	19,864
Akamai Technologies, Inc.* (IT Services)	45	4,054
Albemarle Corp. (Chemicals)	35	3,343
Alexandria Real Estate Equities, Inc. (Office REITs)	47	5,498
Align Technology, Inc.* (Health Care Equipment & Supplies)	21	5,070
Allegion PLC (Building Products)	26	3,072
Alliant Energy Corp. (Electric Utilities)	76	3,868
Alphabet, Inc.—Class A (Interactive Media & Services)	1,748	318,398
Alphabet, Inc.—Class C (Interactive Media & Services)	1,454	266,693
Altria Group, Inc. (Tobacco)	511	23,276
Amazon.com, Inc.* (Broadline Retail)	2,725	526,607
Amcor PLC (Containers & Packaging)	430	4,205
Ameren Corp. (Multi-Utilities)	79	5,618
American Airlines Group, Inc.* (Passenger Airlines)	195	2,209
American Electric Power Co., Inc. (Electric Utilities)	157	13,775
American Express Co. (Consumer Finance)	169	39,132
American International Group, Inc. (Insurance)	198	14,700
American Tower Corp. (Specialized REITs)	139	27,018
American Water Works Co., Inc. (Water Utilities)	58	7,491
Ameriprise Financial, Inc. (Capital Markets)	30	12,816
AMETEK, Inc. (Electrical Equipment)	69	11,503
Amgen, Inc. (Biotechnology)	160	49,992
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	357	24,051
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	148	33,782
ANSYS, Inc.* (Software)	26	8,359
Aon PLC—Class A (Insurance)	65	19,083
APA Corp. (Oil, Gas & Consumable Fuels)	107	3,150
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,290	903,559
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	247	58,290
Aptiv PLC* (Automobile Components)	81	5,704
Arch Capital Group, Ltd.* (Insurance)	111	11,199
Archer-Daniels-Midland Co. (Food Products)	147	8,886
Arista Networks, Inc.* (Communications Equipment)	76	26,636
Arthur J. Gallagher & Co. (Insurance)	65	16,855
Common Stocks, continued

	Shares	Value
Assurant, Inc. (Insurance)	15	$2,494
AT&T, Inc. (Diversified Telecommunication Services)	2,134	40,781
Atmos Energy Corp. (Gas Utilities)	45	5,249
Autodesk, Inc.* (Software)	64	15,837
Automatic Data Processing, Inc. (Professional Services)	122	29,121
AutoZone, Inc.* (Specialty Retail)	5	14,821
AvalonBay Communities, Inc. (Residential REITs)	42	8,688
Avery Dennison Corp. (Containers & Packaging)	24	5,248
Axon Enterprise, Inc.* (Aerospace & Defense)	21	6,179
Baker Hughes Co. (Energy Equipment & Services)	297	10,445
Ball Corp. (Containers & Packaging)	92	5,522
Bank of America Corp. (Banks)	2,025	80,534
Bath & Body Works, Inc. (Specialty Retail)	67	2,616
Baxter International, Inc. (Health Care Equipment & Supplies)	152	5,084
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	86	20,099
Berkshire Hathaway, Inc.*—Class B (Financial Services)	539	219,265
Best Buy Co., Inc. (Specialty Retail)	57	4,805
Biogen, Inc.* (Biotechnology)	43	9,968
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	6	1,639
Bio-Techne Corp. (Life Sciences Tools & Services)	47	3,368
BlackRock, Inc. (Capital Markets)	42	33,067
Blackstone, Inc. (Capital Markets)	213	26,369
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	10	39,615
BorgWarner, Inc. (Automobile Components)	68	2,192
Boston Scientific Corp.* (Health Care Equipment & Supplies)	438	33,730
Bristol-Myers Squibb Co. (Pharmaceuticals)	603	25,043
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	130	208,719
Broadridge Financial Solutions, Inc. (Professional Services)	35	6,895
Brown & Brown, Inc. (Insurance)	70	6,259
Brown-Forman Corp.—Class B (Beverages)	53	2,289
Builders FirstSource, Inc.* (Building Products)	36	4,983
Bunge Global SA (Food Products)	42	4,484
BXP, Inc. (Office REITs)	43	2,647
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	35	3,084
Cadence Design Systems, Inc.* (Software)	81	24,928
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	64	2,543
Camden Property Trust (Residential REITs)	32	3,492
Campbell Soup Co. (Food Products)	59	2,666
Capital One Financial Corp. (Consumer Finance)	114	15,783
Cardinal Health, Inc. (Health Care Providers & Services)	72	7,079
CarMax, Inc.* (Specialty Retail)	47	3,447
Carnival Corp.* (Hotels, Restaurants & Leisure)	301	5,635
Carrier Global Corp. (Building Products)	249	15,707

See accompanying notes to the financial statements.

122 :: ProFund VP UltraBull :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Catalent, Inc.* (Pharmaceuticals)	54	$3,036
Caterpillar, Inc. (Machinery)	146	48,632
Cboe Global Markets, Inc. (Capital Markets)	31	5,272
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	90	8,020
CDW Corp. (Electronic Equipment, Instruments & Components)	40	8,954
Celanese Corp. (Chemicals)	30	4,047
Cencora, Inc. (Health Care Providers & Services)	49	11,040
Centene Corp.* (Health Care Providers & Services)	159	10,542
CenterPoint Energy, Inc. (Multi-Utilities)	190	5,886
CF Industries Holdings, Inc. (Chemicals)	54	4,002
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	15	3,099
Charter Communications, Inc.*—Class A (Media)	29	8,670
Chevron Corp. (Oil, Gas & Consumable Fuels)	510	79,774
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	400	25,060
Chubb, Ltd. (Insurance)	121	30,864
Church & Dwight Co., Inc. (Household Products)	73	7,569
Cincinnati Financial Corp. (Insurance)	47	5,551
Cintas Corp. (Commercial Services & Supplies)	26	18,207
Cisco Systems, Inc. (Communications Equipment)	1,205	57,249
Citigroup, Inc. (Banks)	568	36,045
Citizens Financial Group, Inc. (Banks)	135	4,864
CME Group, Inc. (Capital Markets)	107	21,036
CMS Energy Corp. (Multi-Utilities)	89	5,298
Cognizant Technology Solutions Corp.—Class A (IT Services)	148	10,064
Colgate-Palmolive Co. (Household Products)	244	23,678
Comcast Corp.—Class A (Media)	1,165	45,621
Conagra Brands, Inc. (Food Products)	142	4,036
ConocoPhillips (Oil, Gas & Consumable Fuels)	348	39,804
Consolidated Edison, Inc. (Multi-Utilities)	103	9,210
Constellation Brands, Inc.—Class A (Beverages)	48	12,349
Constellation Energy Corp. (Electric Utilities)	94	18,825
Copart, Inc.* (Commercial Services & Supplies)	260	14,082
Corning, Inc. (Electronic Equipment, Instruments & Components)	229	8,897
Corpay, Inc.* (Software)	21	5,595
Corteva, Inc. (Chemicals)	207	11,166
CoStar Group, Inc.* (Real Estate Management & Development)	122	9,045
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	132	112,198
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	221	5,894
Crowdstrike Holdings, Inc.*—Class A (Software)	69	26,440
Crown Castle, Inc. (Specialized REITs)	129	12,603
CSX Corp. (Ground Transportation)	582	19,468
Cummins, Inc. (Machinery)	41	11,354
CVS Health Corp. (Health Care Providers & Services)	374	22,088
D.R. Horton, Inc. (Household Durables)	88	12,402

Common Stocks, continued

	Shares	Value
Danaher Corp. (Life Sciences Tools & Services)	196	$48,970
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	36	5,448
DaVita, Inc.* (Health Care Providers & Services)	15	2,079
Dayforce, Inc.* (Professional Services)	47	2,331
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	8	7,744
Deere & Co. (Machinery)	77	28,769
Delta Air Lines, Inc. (Passenger Airlines)	192	9,108
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	188	8,911
Dexcom, Inc.* (Health Care Equipment & Supplies)	118	13,379
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	53	10,610
Digital Realty Trust, Inc. (Specialized REITs)	97	14,749
Discover Financial Services (Consumer Finance)	75	9,811
Dollar General Corp. (Consumer Staples Distribution & Retail)	65	8,595
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	62	6,620
Dominion Energy, Inc. (Multi-Utilities)	249	12,201
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	10	5,163
Dover Corp. (Machinery)	41	7,398
Dow, Inc. (Chemicals)	209	11,087
DTE Energy Co. (Multi-Utilities)	62	6,883
Duke Energy Corp. (Electric Utilities)	230	23,053
DuPont de Nemours, Inc. (Chemicals)	124	9,981
Eastman Chemical Co. (Chemicals)	35	3,429
Eaton Corp. PLC (Electrical Equipment)	119	37,312
eBay, Inc. (Broadline Retail)	151	8,112
Ecolab, Inc. (Chemicals)	76	18,088
Edison International (Electric Utilities)	115	8,258
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	179	16,534
Electronic Arts, Inc. (Entertainment)	72	10,032
Elevance Health, Inc. (Health Care Providers & Services)	69	37,388
Eli Lilly & Co. (Pharmaceuticals)	238	215,481
Emerson Electric Co. (Electrical Equipment)	170	18,727
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	40	3,988
Entergy Corp. (Electric Utilities)	64	6,848
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	171	21,524
EPAM Systems, Inc.* (IT Services)	17	3,198
EQT Corp. (Oil, Gas & Consumable Fuels)	131	4,844
Equifax, Inc. (Professional Services)	37	8,971
Equinix, Inc. (Specialized REITs)	28	21,184
Equity Residential (Residential REITs)	103	7,142
Essex Property Trust, Inc. (Residential REITs)	19	5,172
Etsy, Inc.* (Broadline Retail)	35	2,064
Everest Group, Ltd. (Insurance)	13	4,953
Evergy, Inc. (Electric Utilities)	68	3,602
Eversource Energy (Electric Utilities)	105	5,955
Exelon Corp. (Electric Utilities)	298	10,314
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	38	4,788

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraBull :: 123

Common Stocks, continued

	Shares		Value
Expeditors International of Washington, Inc. (Air Freight & Logistics)	42		$5,241
Extra Space Storage, Inc. (Specialized REITs)	63		9,791
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,335		153,686
F5, Inc.* (Communications Equipment)	17		2,928
FactSet Research Systems, Inc. (Capital Markets)	11		4,491
Fair Isaac Corp.* (Software)	7		10,421
Fastenal Co. (Trading Companies & Distributors)	170		10,683
Federal Realty Investment Trust (Retail REITs)	22		2,221
FedEx Corp. (Air Freight & Logistics)	67		20,089
Fidelity National Information Services, Inc. (Financial Services)	166		12,510
Fifth Third Bancorp (Banks)	204		7,444
First Horizon Corp. (Banks)	—	(a)	5
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	32		7,215
FirstEnergy Corp. (Electric Utilities)	154		5,894
Fiserv, Inc.* (Financial Services)	174		25,933
FMC Corp. (Chemicals)	37		2,129
Ford Motor Co. (Automobiles)	1,167		14,634
Fortinet, Inc.* (Software)	189		11,391
Fortive Corp. (Machinery)	105		7,781
Fox Corp.—Class A (Media)	69		2,372
Fox Corp.—Class B (Media)	39		1,249
Franklin Resources, Inc. (Capital Markets)	89		1,989
Freeport-McMoRan, Inc. (Metals & Mining)	428		20,801
Garmin, Ltd. (Household Durables)	46		7,494
Gartner, Inc.* (IT Services)	23		10,328
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	126		9,818
GE Vernova, Inc.* (Electrical Equipment)	82		14,064
Gen Digital, Inc. (Software)	164		4,097
Generac Holdings, Inc.* (Electrical Equipment)	18		2,380
General Dynamics Corp. (Aerospace & Defense)	68		19,730
General Electric Co. (Industrial Conglomerates)	326		51,824
General Mills, Inc. (Food Products)	168		10,628
General Motors Co. (Automobiles)	340		15,796
Genuine Parts Co. (Distributors)	41		5,670
Gilead Sciences, Inc. (Biotechnology)	371		25,454
Global Payments, Inc. (Financial Services)	76		7,349
Globe Life, Inc. (Insurance)	25		2,057
GoDaddy, Inc.*—Class A (IT Services)	42		5,868
Halliburton Co. (Energy Equipment & Services)	263		8,884
Hasbro, Inc. (Leisure Products)	39		2,282
HCA Healthcare, Inc. (Health Care Providers & Services)	58		18,634
Healthpeak Properties, Inc. (Health Care REITs)	209		4,096
Henry Schein, Inc.* (Health Care Providers & Services)	38		2,436
Hess Corp. (Oil, Gas & Consumable Fuels)	82		12,097
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	387		8,193
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	74		16,147
Hologic, Inc.* (Health Care Equipment & Supplies)	69		5,123

Common Stocks, continued

	Shares	Value
Honeywell International, Inc. (Industrial Conglomerates)	194	$41,427
Hormel Foods Corp. (Food Products)	86	2,622
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	210	3,776
Howmet Aerospace, Inc. (Aerospace & Defense)	115	8,927
HP, Inc. (Technology Hardware, Storage & Peripherals)	257	9,000
Hubbell, Inc. (Electrical Equipment)	16	5,848
Humana, Inc. (Health Care Providers & Services)	36	13,451
Huntington Bancshares, Inc. (Banks)	431	5,681
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	12	2,956
IDEX Corp. (Machinery)	23	4,628
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	25	12,180
Illinois Tool Works, Inc. (Machinery)	81	19,194
Incyte Corp.* (Biotechnology)	55	3,334
Ingersoll Rand, Inc. (Machinery)	120	10,901
Insulet Corp.* (Health Care Equipment & Supplies)	21	4,238
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,267	39,239
Intercontinental Exchange, Inc. (Capital Markets)	171	23,408
International Business Machines Corp. (IT Services)	273	47,215
International Flavors & Fragrances, Inc. (Chemicals)	76	7,236
International Paper Co. (Containers & Packaging)	103	4,444
Intuit, Inc. (Software)	83	54,548
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	106	47,155
Invesco, Ltd. (Capital Markets)	134	2,005
Invitation Homes, Inc. (Residential REITs)	171	6,137
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	54	11,417
Iron Mountain, Inc. (Specialized REITs)	87	7,797
J.B. Hunt Transport Services, Inc. (Ground Transportation)	24	3,840
Jabil, Inc. (Electronic Equipment, Instruments & Components)	36	3,916
Jack Henry & Associates, Inc. (Financial Services)	22	3,652
Jacobs Solutions, Inc. (Professional Services)	37	5,169
Johnson & Johnson (Pharmaceuticals)	716	104,651
Johnson Controls International PLC (Building Products)	200	13,294
JPMorgan Chase & Co. (Banks)	855	172,932
Juniper Networks, Inc. (Communications Equipment)	97	3,537
Kellanova (Food Products)	78	4,499
Kenvue, Inc. (Personal Care Products)	570	10,362
Keurig Dr Pepper, Inc. (Beverages)	311	10,387
KeyCorp (Banks)	281	3,993
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	52	7,111
Kimberly-Clark Corp. (Household Products)	100	13,820

See accompanying notes to the financial statements.

124 :: ProFund VP UltraBull :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Kimco Realty Corp. (Retail REITs)	199	$3,873
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	575	11,425
KKR & Co., Inc. (Capital Markets)	198	20,838
KLA Corp. (Semiconductors & Semiconductor Equipment)	40	32,980
L3Harris Technologies, Inc. (Aerospace & Defense)	56	12,576
Labcorp Holdings, Inc. (Health Care Providers & Services)	25	5,088
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	39	41,529
Lamb Weston Holdings, Inc. (Food Products)	43	3,615
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	109	4,823
Leidos Holdings, Inc. (Professional Services)	40	5,835
Lennar Corp.—Class A (Household Durables)	73	10,941
Linde PLC (Chemicals)	143	62,751
Live Nation Entertainment, Inc.* (Entertainment)	42	3,937
LKQ Corp. (Distributors)	79	3,286
Lockheed Martin Corp. (Aerospace & Defense)	64	29,894
Loews Corp. (Insurance)	54	4,036
Lowe's Cos., Inc. (Specialty Retail)	170	37,478
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	34	10,155
LyondellBasell Industries N.V.—Class A (Chemicals)	77	7,366
M&T Bank Corp. (Banks)	50	7,568
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	168	4,817
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	105	18,215
MarketAxess Holdings, Inc. (Capital Markets)	11	2,206
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	71	17,227
Marsh & McLennan Cos., Inc. (Insurance)	147	30,975
Martin Marietta Materials, Inc. (Construction Materials)	18	9,752
Masco Corp. (Building Products)	66	4,400
Mastercard, Inc.—Class A (Financial Services)	244	107,643
Match Group, Inc.* (Interactive Media & Services)	79	2,400
McCormick & Co., Inc. (Food Products)	75	5,321
McDonald's Corp. (Hotels, Restaurants & Leisure)	214	54,536
McKesson Corp. (Health Care Providers & Services)	39	22,778
Medtronic PLC (Health Care Equipment & Supplies)	395	31,090
Merck & Co., Inc. (Pharmaceuticals)	754	93,345
Meta Platforms, Inc.—Class A (Interactive Media & Services)	652	328,752
MetLife, Inc. (Insurance)	178	12,494
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	6	8,386
MGM Resorts International* (Hotels, Restaurants & Leisure)	75	3,333
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	161	14,732

Common Stocks, continued

	Shares	Value
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	330	$43,405
Microsoft Corp. (Software)	2,212	988,652
Mid-America Apartment Communities, Inc. (Residential REITs)	35	4,991
Moderna, Inc.* (Biotechnology)	99	11,756
Mohawk Industries, Inc.* (Household Durables)	16	1,817
Molina Healthcare, Inc.* (Health Care Providers & Services)	17	5,054
Molson Coors Beverage Co.—Class B (Beverages)	54	2,745
Mondelez International, Inc.—Class A (Food Products)	399	26,110
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	14	11,504
Monster Beverage Corp.* (Beverages)	211	10,539
Moody's Corp. (Capital Markets)	47	19,784
Morgan Stanley (Capital Markets)	372	36,155
Motorola Solutions, Inc. (Communications Equipment)	50	19,303
MSCI, Inc. (Capital Markets)	24	11,562
Nasdaq, Inc. (Capital Markets)	113	6,809
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	61	7,857
Netflix, Inc.* (Entertainment)	128	86,385
Newmont Corp. (Metals & Mining)	343	14,361
News Corp.—Class A (Media)	113	3,115
News Corp.—Class B (Media)	34	965
NextEra Energy, Inc. (Electric Utilities)	611	43,265
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	361	27,208
NiSource, Inc. (Multi-Utilities)	133	3,832
Nordson Corp. (Machinery)	16	3,711
Norfolk Southern Corp. (Ground Transportation)	67	14,384
Northern Trust Corp. (Capital Markets)	61	5,123
Northrop Grumman Corp. (Aerospace & Defense)	41	17,874
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	128	2,405
NRG Energy, Inc. (Electric Utilities)	62	4,827
Nucor Corp. (Metals & Mining)	71	11,224
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	7,320	904,312
NVR, Inc.* (Household Durables)	1	7,589
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	76	20,451
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	198	12,480
Old Dominion Freight Line, Inc. (Ground Transportation)	53	9,360
Omnicom Group, Inc. (Media)	58	5,203
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	128	8,774
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	174	14,190
Oracle Corp. (Software)	474	66,929
O'Reilly Automotive, Inc.* (Specialty Retail)	18	19,009
Otis Worldwide Corp. (Machinery)	120	11,551
PACCAR, Inc. (Machinery)	156	16,059

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraBull :: 125

Common Stocks, continued

	Shares	Value
Packaging Corp. of America (Containers & Packaging)	27	$4,929
Palo Alto Networks, Inc.* (Software)	96	32,545
Paramount Global—Class B (Media)	147	1,527
Parker-Hannifin Corp. (Machinery)	38	19,221
Paychex, Inc. (Professional Services)	95	11,263
Paycom Software, Inc. (Professional Services)	14	2,003
PayPal Holdings, Inc.* (Financial Services)	311	18,047
Pentair PLC (Machinery)	49	3,757
PepsiCo, Inc. (Beverages)	409	67,457
Pfizer, Inc. (Pharmaceuticals)	1,686	47,174
PG&E Corp. (Electric Utilities)	636	11,105
Philip Morris International, Inc. (Tobacco)	463	46,916
Phillips 66 (Oil, Gas & Consumable Fuels)	126	17,787
Pinnacle West Capital Corp. (Electric Utilities)	34	2,597
Pool Corp. (Distributors)	11	3,381
PPG Industries, Inc. (Chemicals)	70	8,812
PPL Corp. (Electric Utilities)	220	6,083
Principal Financial Group, Inc. (Insurance)	64	5,021
Prologis, Inc. (Industrial REITs)	276	30,998
Prudential Financial, Inc. (Insurance)	107	12,539
PTC, Inc.* (Software)	36	6,540
Public Service Enterprise Group, Inc. (Multi-Utilities)	148	10,908
Public Storage (Specialized REITs)	47	13,520
PulteGroup, Inc. (Household Durables)	63	6,936
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	29	3,365
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	333	66,327
Quanta Services, Inc. (Construction & Engineering)	44	11,180
Quest Diagnostics, Inc. (Health Care Providers & Services)	33	4,517
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	12	2,101
Raymond James Financial, Inc. (Capital Markets)	56	6,922
Realty Income Corp. (Retail REITs)	259	13,680
Regency Centers Corp. (Retail REITs)	49	3,048
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	32	33,633
Regions Financial Corp. (Banks)	273	5,471
Republic Services, Inc. (Commercial Services & Supplies)	61	11,855
ResMed, Inc. (Health Care Equipment & Supplies)	44	8,422
Revvity, Inc. (Life Sciences Tools & Services)	37	3,880
Rockwell Automation, Inc. (Electrical Equipment)	34	9,360
Rollins, Inc. (Commercial Services & Supplies)	84	4,098
Roper Technologies, Inc. (Software)	32	18,037
Ross Stores, Inc. (Specialty Retail)	100	14,532
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	70	11,160
RTX Corp. (Aerospace & Defense)	396	39,755
S&P Global, Inc. (Capital Markets)	95	42,370
Salesforce, Inc. (Software)	289	74,302
SBA Communications Corp. (Specialized REITs)	32	6,282
Schlumberger N.V. (Energy Equipment & Services)	425	20,052

Common Stocks, continued

	Shares	Value
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	58	$5,990
Sempra (Multi-Utilities)	188	14,299
ServiceNow, Inc.* (Software)	61	47,987
Simon Property Group, Inc. (Retail REITs)	97	14,725
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	48	5,116
Snap-on, Inc. (Machinery)	16	4,182
Solventum Corp.* (Health Care Providers & Services)	41	2,168
Southwest Airlines Co. (Passenger Airlines)	178	5,093
Stanley Black & Decker, Inc. (Machinery)	46	3,675
Starbucks Corp. (Hotels, Restaurants & Leisure)	337	26,235
State Street Corp. (Capital Markets)	90	6,660
Steel Dynamics, Inc. (Metals & Mining)	44	5,698
STERIS PLC (Health Care Equipment & Supplies)	29	6,367
Stryker Corp. (Health Care Equipment & Supplies)	101	34,365
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	15	12,290
Synchrony Financial (Consumer Finance)	119	5,616
Synopsys, Inc.* (Software)	45	26,778
Sysco Corp. (Consumer Staples Distribution & Retail)	148	10,566
T. Rowe Price Group, Inc. (Capital Markets)	66	7,610
Take-Two Interactive Software, Inc.* (Entertainment)	47	7,308
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	68	2,910
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	66	8,499
Target Corp. (Consumer Staples Distribution & Retail)	138	20,430
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	91	13,689
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	14	5,432
Teleflex, Inc. (Health Care Equipment & Supplies)	14	2,945
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	46	6,821
Tesla, Inc.* (Automobiles)	826	163,449
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	271	52,718
Textron, Inc. (Aerospace & Defense)	57	4,894
The AES Corp. (Independent Power and Renewable Electricity Producers)	211	3,707
The Allstate Corp. (Insurance)	79	12,613
The Bank of New York Mellon Corp. (Capital Markets)	223	13,355
The Boeing Co.* (Aerospace & Defense)	172	31,306
The Charles Schwab Corp. (Capital Markets)	444	32,718
The Cigna Group (Health Care Providers & Services)	85	28,098
The Clorox Co. (Household Products)	37	5,049
The Coca-Cola Co. (Beverages)	1,154	73,453
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	59	5,151
The Estee Lauder Cos., Inc. (Personal Care Products)	69	7,342

See accompanying notes to the financial statements.

126 :: ProFund VP UltraBull :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
The Goldman Sachs Group, Inc. (Capital Markets)	96	$43,424
The Hartford Financial Services Group, Inc. (Insurance)	88	8,848
The Hershey Co. (Food Products)	44	8,089
The Home Depot, Inc. (Specialty Retail)	295	101,550
The Interpublic Group of Cos., Inc. (Media)	112	3,258
The J M Smucker Co. (Food Products)	32	3,489
The Kraft Heinz Co. (Food Products)	235	7,572
The Kroger Co. (Consumer Staples Distribution & Retail)	199	9,936
The Mosaic Co. (Chemicals)	96	2,774
The PNC Financial Services Group, Inc. (Banks)	118	18,347
The Procter & Gamble Co. (Household Products)	702	115,774
The Progressive Corp. (Insurance)	174	36,141
The Sherwin-Williams Co. (Chemicals)	69	20,592
The Southern Co. (Electric Utilities)	325	25,210
The TJX Cos., Inc. (Specialty Retail)	337	37,104
The Travelers Cos., Inc. (Insurance)	68	13,827
The Walt Disney Co. (Entertainment)	543	53,914
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	363	15,428
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	114	63,041
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	153	26,956
Tractor Supply Co. (Specialty Retail)	32	8,640
Trane Technologies PLC (Building Products)	67	22,038
TransDigm Group, Inc. (Aerospace & Defense)	17	21,719
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	73	4,082
Truist Financial Corp. (Banks)	398	15,462
Tyler Technologies, Inc.* (Software)	13	6,536
Tyson Foods, Inc.—Class A (Food Products)	85	4,857
U.S. Bancorp (Banks)	464	18,421
Uber Technologies, Inc.* (Ground Transportation)	622	45,207
UDR, Inc. (Residential REITs)	90	3,704
Ulta Beauty, Inc.* (Specialty Retail)	14	5,402
Union Pacific Corp. (Ground Transportation)	182	41,179
United Airlines Holdings, Inc.* (Passenger Airlines)	98	4,769
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	217	29,697
United Rentals, Inc. (Trading Companies & Distributors)	20	12,935
UnitedHealth Group, Inc. (Health Care Providers & Services)	274	139,537
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	18	3,329
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	97	15,206
Ventas, Inc. (Health Care REITs)	120	6,151
Veralto Corp. (Commercial Services & Supplies)	65	6,206
VeriSign, Inc.* (IT Services)	26	4,623
Verisk Analytics, Inc. (Professional Services)	42	11,321
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,253	51,673
Vertex Pharmaceuticals, Inc.* (Biotechnology)	77	36,091
Viatris, Inc. (Pharmaceuticals)	354	3,763

Common Stocks, continued

	Shares	Value
VICI Properties, Inc. (Specialized REITs)	310	$8,878
Visa, Inc.—Class A (Financial Services)	468	122,836
Vistra Corp. (Independent Power and Renewable Electricity Producers)	97	8,340
Vulcan Materials Co. (Construction Materials)	39	9,699
W.R. Berkley Corp. (Insurance)	60	4,715
W.W. Grainger, Inc. (Trading Companies & Distributors)	13	11,729
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	213	2,576
Walmart, Inc. (Consumer Staples Distribution & Retail)	1,271	86,059
Warner Bros. Discovery, Inc.* (Entertainment)	664	4,940
Waste Management, Inc. (Commercial Services & Supplies)	109	23,253
Waters Corp.* (Life Sciences Tools & Services)	18	5,222
WEC Energy Group, Inc. (Multi-Utilities)	94	7,375
Wells Fargo & Co. (Banks)	1,038	61,647
Welltower, Inc. (Health Care REITs)	178	18,557
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	22	7,247
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	97	7,350
Westinghouse Air Brake Technologies Corp. (Machinery)	52	8,219
Westrock Co. (Containers & Packaging)	77	3,870
Weyerhaeuser Co. (Specialized REITs)	217	6,161
Willis Towers Watson PLC (Insurance)	30	7,864
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	28	2,506
Xcel Energy, Inc. (Electric Utilities)	165	8,813
Xylem, Inc. (Machinery)	72	9,765
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	84	11,127
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	15	4,634
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	61	6,620
Zoetis, Inc. (Pharmaceuticals)	136	23,577
TOTAL COMMON STOCKS (Cost $4,313,682)		13,643,493

Repurchase Agreements(b)(c) (20.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $3,604,558	$3,603,000	$3,603,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,603,000)		3,603,000
TOTAL INVESTMENT SECURITIES (Cost $7,916,682)—97.0%		17,246,493
Net other assets (liabilities)—3.0%		537,551
NET ASSETS—100.0%		$17,784,044

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraBull :: 127

*  Non-income producing security.

(a)  Number of shares is less than 0.50

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2024, the aggregate amount held in a segregated account was $2,880,000.

(c)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT  Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	7	9/23/24	$1,932,525	$10,100

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	7/29/24	6.08%	$6,031,100	$(25,729)
SPDR S&P 500 ETF	Goldman Sachs International	7/29/24	5.99%	1,251,950	(5,156)
				$7,283,050	$(30,885)
S&P 500	UBS AG	7/29/24	5.93%	$9,206,369	$(38,143)
SPDR S&P 500 ETF	UBS AG	7/29/24	5.43%	3,507,335	(14,392)
				$12,713,704	$(52,535)
				$19,996,754	$(83,420)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

128 :: ProFund VP UltraBull :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

ProFund VP UltraBull invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$195,810	1.1%
Air Freight & Logistics	58,111	0.3%
Automobile Components	7,896	NM
Automobiles	193,879	1.1%
Banks	438,414	2.5%
Beverages	179,219	1.0%
Biotechnology	260,449	1.5%
Broadline Retail	536,783	3.0%
Building Products	66,438	0.4%
Capital Markets	385,989	2.2%
Chemicals	193,834	1.1%
Commercial Services & Supplies	77,701	0.4%
Communications Equipment	109,653	0.6%
Construction & Engineering	11,180	0.1%
Construction Materials	19,451	0.1%
Consumer Finance	70,342	0.4%
Consumer Staples Distribution & Retail	256,980	1.5%
Containers & Packaging	28,218	0.2%
Distributors	12,337	0.1%
Diversified Telecommunication Services	92,454	0.5%
Electric Utilities	202,292	1.1%
Electrical Equipment	99,194	0.6%
Electronic Equipment, Instruments & Components	80,766	0.5%
Energy Equipment & Services	39,381	0.2%
Entertainment	166,516	0.9%
Financial Services	517,235	2.8%
Food Products	96,874	0.5%
Gas Utilities	5,249	NM
Ground Transportation	133,438	0.8%
Health Care Equipment & Supplies	321,196	1.8%
Health Care Providers & Services	335,306	1.9%
Health Care REITs	28,804	0.2%
Hotel & Resort REITs	3,776	NM
Hotels, Restaurants & Leisure	257,615	1.4%
Household Durables	47,179	0.3%
Household Products	165,890	0.9%
Independent Power and Renewable Electricity Producers	12,047	0.1%
Industrial Conglomerates	110,112	0.6%
Industrial REITs	30,998	0.2%
Insurance	276,842	1.6%
Interactive Media & Services	916,243	5.2%
	Value	% of Net Assets
IT Services	$142,087	0.8%
Leisure Products	2,282	NM
Life Sciences Tools & Services	167,547	0.9%
Machinery	218,797	1.1%
Media	71,980	0.4%
Metals & Mining	52,084	0.3%
Multi-Utilities	81,510	0.5%
Office REITs	8,145	NM
Oil, Gas & Consumable Fuels	458,341	2.6%
Passenger Airlines	21,179	0.1%
Personal Care Products	17,704	0.1%
Pharmaceuticals	516,070	2.9%
Professional Services	82,909	0.5%
Real Estate Management & Development	17,065	0.1%
Residential REITs	39,326	0.2%
Retail REITs	37,547	0.2%
Semiconductors & Semiconductor Equipment	1,641,290	9.1%
Software	1,503,809	8.5%
Specialized REITs	127,983	0.8%
Specialty Retail	249,404	1.4%
Technology Hardware, Storage & Peripherals	954,239	5.4%
Textiles, Apparel & Luxury Goods	50,118	0.3%
Tobacco	70,192	0.4%
Trading Companies & Distributors	35,347	0.2%
Water Utilities	7,491	NM
Wireless Telecommunication Services	26,956	0.2%
Other**	4,140,551	23.3%
Total	$17,784,044	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraMid-Cap :: 129

Common Stocks (71.4%)

	Shares	Value
AAON, Inc. (Building Products)	198	$17,274
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	269	18,168
Acuity Brands, Inc. (Electrical Equipment)	89	21,488
Adient PLC* (Automobile Components)	261	6,449
Advanced Drainage Systems, Inc. (Building Products)	198	31,757
AECOM (Construction & Engineering)	395	34,815
Affiliated Managers Group, Inc. (Capital Markets)	92	14,373
AGCO Corp. (Machinery)	180	17,618
Agree Realty Corp. (Retail REITs)	291	18,025
Alcoa Corp. (Metals & Mining)	521	20,725
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	207	5,846
ALLETE, Inc. (Electric Utilities)	167	10,412
Ally Financial, Inc. (Consumer Finance)	794	31,498
Altair Engineering, Inc.*—Class A (Software)	165	16,183
Amedisys, Inc.* (Health Care Providers & Services)	95	8,721
American Financial Group, Inc. (Insurance)	190	23,374
American Homes 4 Rent—Class A (Residential REITs)	934	34,707
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	300	12,006
Annaly Capital Management, Inc. (Mortgage REITs)	1,453	27,694
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	992	14,622
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	848	27,670
Appfolio, Inc.*—Class A (Software)	61	14,919
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	112	21,728
AptarGroup, Inc. (Containers & Packaging)	192	27,036
Aramark (Hotels, Restaurants & Leisure)	763	25,957
Arcadium Lithium PLC* (Chemicals)	2,996	10,067
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	155	18,718
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	361	9,382
ASGN, Inc.* (Professional Services)	133	11,727
Ashland, Inc. (Chemicals)	146	13,796
Aspen Technology, Inc.* (Software)	81	16,089
Associated Banc-Corp. (Banks)	430	9,095
Autoliv, Inc. (Automobile Components)	210	22,468
AutoNation, Inc.* (Specialty Retail)	71	11,316
Avient Corp. (Chemicals)	265	11,567
Avis Budget Group, Inc. (Ground Transportation)	53	5,540
Avnet, Inc. (Electronic Equipment, Instruments & Components)	262	13,490
Axalta Coating Systems, Ltd.* (Chemicals)	641	21,904
Azenta, Inc.* (Life Sciences Tools & Services)	157	8,261
Bank OZK (Banks)	306	12,546
Belden, Inc. (Electronic Equipment, Instruments & Components)	118	11,068
BellRing Brands, Inc.* (Personal Care Products)	379	21,656

Common Stocks, continued

	Shares	Value
Berry Global Group, Inc. (Containers & Packaging)	332	$19,538
BioMarin Pharmaceutical, Inc.* (Biotechnology)	551	45,363
BJ's Wholesale Club Holdings, Inc.* (Household Products)	386	33,906
Black Hills Corp. (Multi-Utilities)	200	10,876
Blackbaud, Inc.* (Software)	117	8,912
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	196	10,800
Brighthouse Financial, Inc.* (Insurance)	180	7,801
Brixmor Property Group, Inc. (Retail REITs)	875	20,204
Bruker Corp. (Life Sciences Tools & Services)	283	18,058
Brunswick Corp. (Leisure Products)	196	14,263
Burlington Stores, Inc.* (Specialty Retail)	185	44,400
BWX Technologies, Inc. (Aerospace & Defense)	265	25,175
Cabot Corp. (Chemicals)	160	14,702
CACI International, Inc.*—Class A (Professional Services)	65	27,958
Cadence Bank (Banks)	530	14,988
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	338	11,181
Carlisle Cos., Inc. (Building Products)	138	55,919
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	106	6,569
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	107	40,827
Celsius Holdings, Inc.* (Beverages)	433	24,720
ChampionX Corp. (Energy Equipment & Services)	553	18,365
Chart Industries, Inc.* (Machinery)	122	17,609
Chemed Corp. (Health Care Providers & Services)	44	23,874
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	323	26,547
Choice Hotels International, Inc.(a) (Hotels, Restaurants & Leisure)	69	8,211
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	181	30,350
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	194	27,082
Ciena Corp.* (Communications Equipment)	420	20,236
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	157	20,043
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	267	18,423
Clean Harbors, Inc.* (Commercial Services & Supplies)	146	33,018
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,380	21,238
CNO Financial Group, Inc. (Insurance)	314	8,704
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	445	10,814
Coca-Cola Consolidated, Inc. (Beverages)	14	15,190
Cognex Corp. (Electronic Equipment, Instruments & Components)	498	23,287
Coherent Corp.* (Electronic Equipment, Instruments & Components)	385	27,898
Columbia Banking System, Inc. (Banks)	608	12,093
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	98	7,750

See accompanying notes to the financial statements.

130 :: ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Comfort Systems USA, Inc. (Construction & Engineering)	103	$31,324
Commerce Bancshares, Inc. (Banks)	342	19,077
Commercial Metals Co. (Metals & Mining)	336	18,477
CommVault Systems, Inc.* (Software)	126	15,318
Concentrix Corp. (Professional Services)	136	8,606
COPT Defense Properties (Office REITs)	326	8,160
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	496	24,274
Coty, Inc.*—Class A (Personal Care Products)	1,058	10,601
Cousins Properties, Inc. (Office REITs)	441	10,209
Crane Co. (Machinery)	143	20,732
Crane NXT Co. (Electronic Equipment, Instruments & Components)	141	8,660
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	176	25,685
Crown Holdings, Inc. (Containers & Packaging)	346	25,739
CubeSmart (Specialized REITs)	653	29,496
Cullen/Frost Bankers, Inc. (Banks)	187	19,005
Curtiss-Wright Corp. (Aerospace & Defense)	111	30,079
Cytokinetics, Inc.* (Biotechnology)	333	18,042
Darling Ingredients, Inc.* (Food Products)	464	17,052
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	603	15,021
Dick's Sporting Goods, Inc. (Specialty Retail)	169	36,310
Dolby Laboratories, Inc.—Class A (Software)	173	13,707
Donaldson Co., Inc. (Machinery)	349	24,974
Doximity, Inc.*—Class A (Health Care Technology)	355	9,929
Dropbox, Inc.*—Class A (Software)	701	15,751
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	282	20,030
Duolingo, Inc.* (Diversified Consumer Services)	107	22,328
Dynatrace, Inc.* (Software)	698	31,229
Eagle Materials, Inc. (Construction Materials)	100	21,746
East West Bancorp, Inc. (Banks)	404	29,585
EastGroup Properties, Inc. (Industrial REITs)	140	23,814
elf Beauty, Inc.* (Personal Care Products)	161	33,926
EMCOR Group, Inc. (Construction & Engineering)	136	49,652
Encompass Health Corp. (Health Care Providers & Services)	292	25,050
EnerSys (Electrical Equipment)	117	12,112
Enovis Corp.* (Health Care Equipment & Supplies)	145	6,554
Envista Holdings Corp.* (Health Care Equipment & Supplies)	499	8,298
EPR Properties (Specialized REITs)	220	9,236
Equitable Holdings, Inc. (Financial Services)	887	36,242
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,259	16,342
Equity LifeStyle Properties, Inc. (Residential REITs)	541	35,236
Erie Indemnity Co.—Class A (Insurance)	72	26,093
Esab Corp. (Machinery)	165	15,581
Essent Group, Ltd. (Financial Services)	310	17,419
Essential Utilities, Inc. (Water Utilities)	730	27,251
Euronet Worldwide, Inc.* (Financial Services)	126	13,041
Evercore, Inc. (Capital Markets)	103	21,468
Exelixis, Inc.* (Biotechnology)	846	19,010
ExlService Holdings, Inc.* (Professional Services)	472	14,802

Common Stocks, continued

	Shares	Value
Exponent, Inc. (Professional Services)	147	$13,983
F.N.B. Corp. (Banks)	1,044	14,282
Federated Hermes, Inc. (Capital Markets)	233	7,661
Fidelity National Financial, Inc. (Insurance)	754	37,262
First American Financial Corp. (Insurance)	301	16,239
First Financial Bankshares, Inc. (Banks)	373	11,015
First Horizon Corp. (Banks)	1,587	25,027
First Industrial Realty Trust, Inc. (Industrial REITs)	384	18,244
FirstCash Holdings, Inc. (Consumer Finance)	108	11,327
Five Below, Inc.* (Specialty Retail)	160	17,435
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	311	30,917
Flowers Foods, Inc. (Food Products)	558	12,388
Flowserve Corp. (Machinery)	382	18,374
Fluor Corp.* (Construction & Engineering)	497	21,644
Fortune Brands Innovations, Inc. (Building Products)	363	23,573
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	649	16,991
FTI Consulting, Inc.* (Professional Services)	102	21,984
GameStop Corp.*—Class A (Specialty Retail)	782	19,308
Gaming and Leisure Properties, Inc. (Specialized REITs)	788	35,625
GATX Corp. (Trading Companies & Distributors)	103	13,633
Genpact, Ltd. (Professional Services)	481	15,483
Gentex Corp. (Automobile Components)	671	22,619
Glacier Bancorp, Inc. (Banks)	329	12,278
Globus Medical, Inc.* (Health Care Equipment & Supplies)	327	22,397
Graco, Inc. (Machinery)	491	38,927
Graham Holdings Co.—Class B (Diversified Consumer Services)	10	6,996
Grand Canyon Education, Inc.* (Diversified Consumer Services)	85	11,892
Graphic Packaging Holding Co. (Containers & Packaging)	892	23,379
Greif, Inc.—Class A (Containers & Packaging)	75	4,310
GXO Logistics, Inc.* (Air Freight & Logistics)	347	17,524
H&R Block, Inc. (Diversified Consumer Services)	405	21,963
Haemonetics Corp.* (Health Care Equipment & Supplies)	147	12,161
Halozyme Therapeutics, Inc.* (Biotechnology)	369	19,321
Hancock Whitney Corp. (Banks)	251	12,005
Harley-Davidson, Inc. (Automobiles)	355	11,907
Healthcare Realty Trust, Inc. (Health Care REITs)	1,099	18,112
HealthEquity, Inc.* (Health Care Providers & Services)	253	21,809
Helen of Troy, Ltd.* (Household Durables)	69	6,399
Hexcel Corp. (Aerospace & Defense)	241	15,050
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	435	23,203
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	199	8,046
Home BancShares, Inc. (Banks)	541	12,962
Houlihan Lokey, Inc. (Capital Markets)	152	20,499
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	131	19,902
IDACORP, Inc. (Electric Utilities)	147	13,693

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraMid-Cap :: 131

Common Stocks, continued

	Shares	Value
Illumina, Inc.* (Life Sciences Tools & Services)	462	$48,224
Independence Realty Trust, Inc. (Residential REITs)	652	12,218
Ingredion, Inc. (Food Products)	191	21,908
Insperity, Inc. (Professional Services)	104	9,486
Interactive Brokers Group, Inc. (Capital Markets)	311	38,128
International Bancshares Corp. (Banks)	155	8,868
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	83	7,004
Iridium Communications, Inc. (Diversified Telecommunication Services)	352	9,370
ITT, Inc. (Machinery)	239	30,874
Janus Henderson Group PLC (Capital Markets)	373	12,574
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	183	19,532
Jefferies Financial Group, Inc. (Capital Markets)	492	24,482
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	138	28,329
KB Home (Household Durables)	213	14,948
KBR, Inc. (Professional Services)	390	25,015
Kemper Corp. (Insurance)	176	10,442
Kilroy Realty Corp. (Office REITs)	310	9,663
Kinsale Capital Group, Inc. (Insurance)	64	24,658
Kirby Corp.* (Marine Transportation)	169	20,234
Kite Realty Group Trust (Retail REITs)	637	14,256
Knife River Corp.* (Construction Materials)	164	11,503
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	469	23,412
Kyndryl Holdings, Inc.* (IT Services)	668	17,575
Lamar Advertising Co.—Class A (Specialized REITs)	255	30,480
Lancaster Colony Corp. (Food Products)	59	11,149
Landstar System, Inc. (Ground Transportation)	104	19,186
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	201	16,138
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	399	23,138
Lear Corp. (Automobile Components)	165	18,845
Lennox International, Inc. (Building Products)	93	49,753
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	262	27,479
Lincoln Electric Holdings, Inc. (Machinery)	165	31,126
Lithia Motors, Inc. (Specialty Retail)	80	20,196
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	72	18,402
LivaNova PLC* (Health Care Equipment & Supplies)	157	8,607
Louisiana-Pacific Corp. (Paper & Forest Products)	185	15,231
Lumentum Holdings, Inc.* (Communications Equipment)	196	9,980
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	159	17,724
Macy's, Inc. (Broadline Retail)	799	15,341
Manhattan Associates, Inc.* (Software)	179	44,156
ManpowerGroup, Inc. (Professional Services)	138	9,632
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	95	8,295
Common Stocks, continued

	Shares	Value
Masimo Corp.* (Health Care Equipment & Supplies)	129	$16,246
MasTec, Inc.* (Construction & Engineering)	176	18,830
Matador Resources Co. (Oil, Gas & Consumable Fuels)	337	20,085
Mattel, Inc.* (Leisure Products)	999	16,243
Maximus, Inc. (Professional Services)	176	15,083
MDU Resources Group, Inc. (Construction & Engineering)	592	14,859
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	68	28,006
MGIC Investment Corp. (Financial Services)	774	16,680
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	183	23,896
Morningstar, Inc. (Capital Markets)	76	22,485
MP Materials Corp.* (Metals & Mining)	389	4,952
MSA Safety, Inc. (Commercial Services & Supplies)	107	20,083
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	132	10,469
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	421	17,362
Murphy USA, Inc. (Specialty Retail)	55	25,820
National Fuel Gas Co. (Gas Utilities)	267	14,469
National Storage Affiliates Trust (Specialized REITs)	202	8,326
Neogen Corp.* (Health Care Equipment & Supplies)	572	8,940
Neurocrine Biosciences, Inc.* (Biotechnology)	292	40,200
New Jersey Resources Corp. (Gas Utilities)	287	12,266
New York Community Bancorp, Inc. (Banks)	2,263	7,287
NewMarket Corp. (Chemicals)	20	10,311
Nexstar Media Group, Inc. (Media)	91	15,107
NEXTracker, Inc.*—Class A (Electrical Equipment)	357	16,736
NNN REIT, Inc. (Retail REITs)	532	22,663
Nordstrom, Inc. (Broadline Retail)	284	6,026
Northwestern Energy Group, Inc. (Multi-Utilities)	178	8,914
NOV, Inc. (Energy Equipment & Services)	1,148	21,823
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	104	16,963
nVent Electric PLC (Electrical Equipment)	482	36,926
OGE Energy Corp. (Electric Utilities)	582	20,777
Old National Bancorp (Banks)	917	15,763
Old Republic International Corp. (Insurance)	734	22,681
Olin Corp. (Chemicals)	347	16,361
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	178	17,475
Omega Healthcare Investors, Inc. (Health Care REITs)	717	24,557
ONE Gas, Inc. (Gas Utilities)	164	10,471
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	143	31,396
Option Care Health, Inc.* (Health Care Providers & Services)	505	13,989
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	156	11,185
Oshkosh Corp. (Machinery)	190	20,558
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	723	33,887
Owens Corning (Building Products)	252	43,777

See accompanying notes to the financial statements.

132 :: ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	611	$9,153
Paylocity Holding Corp.* (Professional Services)	126	16,613
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	306	14,082
Penske Automotive Group, Inc. (Specialty Retail)	56	8,345
Penumbra, Inc.* (Health Care Equipment & Supplies)	113	20,337
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	452	29,882
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	1,491	24,080
Perrigo Co. PLC (Pharmaceuticals)	396	10,169
Pilgrim's Pride Corp.* (Food Products)	117	4,503
Pinnacle Financial Partners, Inc. (Banks)	222	17,769
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	254	18,692
PNM Resources, Inc. (Electric Utilities)	262	9,684
Polaris, Inc. (Leisure Products)	154	12,060
Portland General Electric Co. (Electric Utilities)	299	12,929
Post Holdings, Inc.* (Food Products)	146	15,207
PotlatchDeltic Corp. (Specialized REITs)	231	9,099
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	165	11,581
Primerica, Inc. (Insurance)	100	23,658
Progyny, Inc.* (Health Care Providers & Services)	240	6,866
Prosperity Bancshares, Inc. (Banks)	278	16,997
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	887	56,954
PVH Corp. (Textiles, Apparel & Luxury Goods)	164	17,363
Qualys, Inc.* (Software)	107	15,258
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	144	4,784
R1 RCM, Inc.* (Health Care Providers & Services)	575	7,222
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	313	18,392
Range Resources Corp. (Oil, Gas & Consumable Fuels)	704	23,605
Rayonier, Inc. (Specialized REITs)	398	11,578
Rb Global, Inc. (Commercial Services & Supplies)	533	40,700
RBC Bearings, Inc.* (Machinery)	84	22,662
Regal Rexnord Corp. (Electrical Equipment)	193	26,097
Reinsurance Group of America, Inc. (Insurance)	191	39,206
Reliance, Inc. (Metals & Mining)	167	47,695
RenaissanceRe Holdings, Ltd. (Insurance)	153	34,197
Repligen Corp.* (Life Sciences Tools & Services)	151	19,035
Rexford Industrial Realty, Inc. (Industrial REITs)	631	28,135
RH* (Specialty Retail)	45	11,000
RLI Corp. (Insurance)	117	16,461
Roivant Sciences, Ltd.* (Biotechnology)	982	10,380
Royal Gold, Inc. (Metals & Mining)	191	23,906
RPM International, Inc. (Chemicals)	374	40,273
Ryan Specialty Holdings, Inc.—Class A (Insurance)	298	17,257
Ryder System, Inc. (Ground Transportation)	127	15,733

Common Stocks, continued

	Shares	Value
Sabra Health Care REIT, Inc. (Health Care REITs)	672	$10,349
Saia, Inc.* (Ground Transportation)	77	36,520
Sarepta Therapeutics, Inc.* (Biotechnology)	274	43,292
Science Applications International Corp. (Professional Services)	149	17,515
SEI Investments Co. (Capital Markets)	290	18,760
Selective Insurance Group, Inc. (Insurance)	176	16,514
Sensata Technologies Holding PLC (Electrical Equipment)	438	16,377
Service Corp. International (Diversified Consumer Services)	423	30,088
Silgan Holdings, Inc. (Containers & Packaging)	236	9,990
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	93	10,289
Simpson Manufacturing Co., Inc. (Building Products)	122	20,561
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	384	26,542
SLM Corp. (Consumer Finance)	638	13,264
Sonoco Products Co. (Containers & Packaging)	285	14,455
Sotera Health Co.* (Life Sciences Tools & Services)	362	4,297
SouthState Corp. (Banks)	221	16,889
Southwest Gas Holdings, Inc. (Gas Utilities)	175	12,317
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,201	21,543
Spire, Inc. (Gas Utilities)	168	10,203
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	292	24,429
STAG Industrial, Inc. (Industrial REITs)	529	19,076
Starwood Property Trust, Inc. (Mortgage REITs)	871	16,497
Stericycle, Inc.* (Commercial Services & Supplies)	269	15,637
Stifel Financial Corp. (Capital Markets)	297	24,993
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	115	10,143
Synovus Financial Corp. (Banks)	425	17,081
Taylor Morrison Home Corp.* (Household Durables)	307	17,020
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	226	26,081
TEGNA, Inc. (Media)	492	6,858
Tempur Sealy International, Inc. (Household Durables)	504	23,859
Tenet Healthcare Corp.* (Health Care Providers & Services)	284	37,780
Teradata Corp.* (Software)	281	9,711
Terex Corp. (Machinery)	195	10,694
Tetra Tech, Inc. (Commercial Services & Supplies)	155	31,694
Texas Capital Bancshares, Inc.* (Banks)	135	8,254
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	54	39,650
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	194	33,312
The Boston Beer Co., Inc.*—Class A (Beverages)	27	8,236
The Brink's Co. (Commercial Services & Supplies)	129	13,210
The Carlyle Group, Inc. (Capital Markets)	627	25,174

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraMid-Cap :: 133

Common Stocks, continued

	Shares	Value
The Chemours Co. (Chemicals)	432	$9,750
The Gap, Inc. (Specialty Retail)	629	15,027
The Goodyear Tire & Rubber Co.* (Automobile Components)	826	9,375
The Hanover Insurance Group, Inc. (Insurance)	104	13,046
The Middleby Corp.* (Machinery)	156	19,127
The New York Times Co.—Class A (Media)	475	24,326
The Scotts Miracle-Gro Co. (Chemicals)	122	7,937
The Timken Co. (Machinery)	188	15,064
The Toro Co. (Machinery)	303	28,334
The Wendy's Co. (Hotels, Restaurants & Leisure)	482	8,175
The Western Union Co. (Financial Services)	982	12,000
Thor Industries, Inc. (Automobiles)	155	14,484
TKO Group Holdings, Inc. (Entertainment)	171	18,466
Toll Brothers, Inc. (Household Durables)	302	34,784
TopBuild Corp.* (Household Durables)	92	35,446
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	207	9,311
Trex Co., Inc.* (Building Products)	316	23,422
UFP Industries, Inc. (Building Products)	179	20,048
UGI Corp. (Gas Utilities)	609	13,946
UMB Financial Corp. (Banks)	127	10,594
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	548	3,655
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	554	3,618
United Bankshares, Inc. (Banks)	392	12,716
United States Steel Corp. (Metals & Mining)	649	24,532
United Therapeutics Corp.* (Biotechnology)	129	41,093
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	127	26,702
Unum Group (Insurance)	517	26,424
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	657	34,808
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	110	19,814
Valaris, Ltd.* (Energy Equipment & Services)	181	13,485
Valley National Bancorp (Banks)	1,242	8,669
Valmont Industries, Inc. (Construction & Engineering)	59	16,193
Valvoline, Inc.* (Specialty Retail)	374	16,157
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	363	8,095
Visteon Corp.* (Automobile Components)	80	8,536
Vontier Corp. (Electronic Equipment, Instruments & Components)	448	17,114
Vornado Realty Trust (Office REITs)	464	12,198
Voya Financial, Inc. (Financial Services)	292	20,776
Warner Music Group Corp.—Class A (Entertainment)	411	12,597
Watsco, Inc. (Trading Companies & Distributors)	93	43,082
Watts Water Technologies, Inc.—Class A (Machinery)	80	14,670
Weatherford International PLC* (Energy Equipment & Services)	212	25,960
Webster Financial Corp. (Banks)	498	21,708
WESCO International, Inc. (Trading Companies & Distributors)	127	20,132
Westlake Corp. (Chemicals)	93	13,468

Common Stocks, continued

	Shares	Value
WEX, Inc.* (Financial Services)	122	$21,611
Whirlpool Corp. (Household Durables)	159	16,250
Williams-Sonoma, Inc. (Specialty Retail)	187	52,802
Wingstop, Inc. (Hotels, Restaurants & Leisure)	85	35,925
Wintrust Financial Corp. (Banks)	179	17,642
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	365	8,307
Woodward, Inc. (Aerospace & Defense)	177	30,865
WP Carey, Inc. (Diversified REITs)	635	34,957
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	234	17,316
XPO, Inc.* (Ground Transportation)	338	35,879
YETI Holdings, Inc.* (Leisure Products)	247	9,423
Ziff Davis, Inc.* (Interactive Media & Services)	134	7,377
Zions Bancorp NA (Banks)	429	18,606
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	825	10,535
TOTAL COMMON STOCKS (Cost $4,790,786)		7,724,275

Repurchase Agreements(b)(c) (27.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $2,989,292	$2,988,000	$2,988,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,988,000)		2,988,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.23%(e)	7,712	$7,712
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $7,712)		7,712
TOTAL INVESTMENT SECURITIES (Cost $7,786,498)—99.2%		10,719,987
Net other assets (liabilities)—0.8%		85,877
NET ASSETS—100.0%		$10,805,864

*  Non-income producing security.

(a)  All or part of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $7,616.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2024, the aggregate amount held in a segregated account was $1,830,000.

(c)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)  Securities were purchased with cash collateral held from securities on loan at June 30, 2024.

(e)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2024.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

134 :: ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	4	9/23/24	$1,183,240	$(11,809)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	7/29/24	5.98%	$4,772,384	$13,437
SPDR S&P MidCap 400 ETF	Goldman Sachs International	7/29/24	5.75%	1,611,519	4,293
				$6,383,903	$17,730
S&P MidCap 400	UBS AG	7/29/24	5.68%	$4,757,001	$13,614
SPDR S&P MidCap 400 ETF	UBS AG	7/29/24	5.63%	1,565,001	4,174
				$6,322,002	$17,788
				$12,705,905	$35,518

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraMid-Cap :: 135

ProFund VP UltraMid-Cap invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$101,169	0.9%
Air Freight & Logistics	17,524	0.2%
Automobile Components	88,292	0.8%
Automobiles	26,391	0.2%
Banks	402,801	3.6%
Beverages	48,146	0.4%
Biotechnology	246,083	2.3%
Broadline Retail	38,842	0.4%
Building Products	286,084	2.6%
Capital Markets	230,597	2.1%
Chemicals	170,136	1.6%
Commercial Services & Supplies	154,342	1.4%
Communications Equipment	30,216	0.3%
Construction & Engineering	187,317	1.7%
Construction Materials	33,249	0.3%
Consumer Finance	56,089	0.5%
Consumer Staples Distribution & Retail	129,946	1.2%
Containers & Packaging	124,447	1.2%
Diversified Consumer Services	93,267	0.9%
Diversified REITs	34,957	0.3%
Diversified Telecommunication Services	26,361	0.2%
Electric Utilities	67,495	0.6%
Electrical Equipment	129,736	1.2%
Electronic Equipment, Instruments & Components	196,780	1.8%
Energy Equipment & Services	79,633	0.7%
Entertainment	31,063	0.3%
Financial Services	137,769	1.3%
Food Products	82,207	0.8%
Gas Utilities	73,672	0.7%
Ground Transportation	136,270	1.3%
Health Care Equipment & Supplies	139,483	1.3%
Health Care Providers & Services	163,479	1.5%
Health Care REITs	53,018	0.5%
Health Care Technology	9,929	0.1%
Hotel & Resort REITs	9,153	0.1%
Hotels, Restaurants & Leisure	278,317	2.6%
Household Durables	148,706	1.4%
Household Products	33,906	0.3%
Independent Power and Renewable Electricity Producers	11,185	0.1%
Industrial REITs	89,269	0.8%
Insurance	364,017	3.4%
	Value	% of Net Assets
Interactive Media & Services	$17,912	0.2%
IT Services	17,575	0.2%
Leisure Products	51,989	0.5%
Life Sciences Tools & Services	125,881	1.2%
Machinery	346,924	3.2%
Marine Transportation	20,234	0.2%
Media	46,291	0.4%
Metals & Mining	161,525	1.5%
Mortgage REITs	44,191	0.4%
Multi-Utilities	19,790	0.2%
Office REITs	40,230	0.4%
Oil, Gas & Consumable Fuels	382,295	3.5%
Paper & Forest Products	15,231	0.1%
Personal Care Products	66,183	0.6%
Pharmaceuticals	29,701	0.3%
Professional Services	207,887	1.9%
Real Estate Management & Development	28,329	0.3%
Residential REITs	82,161	0.8%
Retail REITs	75,148	0.7%
Semiconductors & Semiconductor Equipment	219,463	2.0%
Software	201,233	1.9%
Specialized REITs	133,840	1.2%
Specialty Retail	309,033	2.9%
Technology Hardware, Storage & Peripherals	56,954	0.5%
Textiles, Apparel & Luxury Goods	102,363	0.9%
Trading Companies & Distributors	133,318	1.2%
Water Utilities	27,251	0.3%
Other**	3,081,589	28.6%
Total	$10,805,864	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

136 :: ProFund VP UltraNasdaq-100 :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks (69.1%)

	Shares	Value
Adobe, Inc.* (Software)	4,924	$2,735,478
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	17,763	2,881,336
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	4,852	735,709
Alphabet, Inc.—Class A (Interactive Media & Services)	24,994	4,552,657
Alphabet, Inc.—Class C (Interactive Media & Services)	23,900	4,383,738
Amazon.com, Inc.* (Broadline Retail)	44,280	8,557,109
American Electric Power Co., Inc. (Electric Utilities)	5,793	508,278
Amgen, Inc. (Biotechnology)	5,895	1,841,893
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	5,453	1,244,702
ANSYS, Inc.* (Software)	959	308,319
Apple, Inc. (Technology Hardware, Storage & Peripherals)	65,247	13,742,323
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	9,100	2,147,509
Arm Holdings PLC* (Semiconductors & Semiconductor Equipment)	1,299	212,542
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	1,000	1,022,730
AstraZeneca PLCADR (Pharmaceuticals)	6,400	499,136
Atlassian Corp.*—Class A (Software)	1,751	309,717
Autodesk, Inc.* (Software)	2,368	585,962
Automatic Data Processing, Inc. (Professional Services)	4,498	1,073,629
Baker Hughes Co. (Energy Equipment & Services)	10,968	385,745
Biogen, Inc.* (Biotechnology)	1,600	370,912
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	373	1,477,639
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	5,093	8,176,965
Cadence Design Systems, Inc.* (Software)	2,991	920,480
CDW Corp. (Electronic Equipment, Instruments & Components)	1,477	330,612
Charter Communications, Inc.*—Class A (Media)	1,583	473,254
Cintas Corp. (Commercial Services & Supplies)	1,115	780,790
Cisco Systems, Inc. (Communications Equipment)	44,277	2,103,600
Coca-Cola Europacific Partners PLC (Beverages)	5,047	367,775
Cognizant Technology Solutions Corp.— Class A (IT Services)	5,464	371,552
Comcast Corp.—Class A (Media)	43,017	1,684,546
Constellation Energy Corp. (Electric Utilities)	3,464	693,735
Copart, Inc.* (Commercial Services & Supplies)	10,576	572,796
CoStar Group, Inc.* (Real Estate Management & Development)	4,489	332,814
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	4,874	4,142,851
Crowdstrike Holdings, Inc.*—Class A (Software)	2,535	971,387

Common Stocks, continued

	Shares	Value
CSX Corp. (Ground Transportation)	21,485	$718,673
Datadog, Inc.*—Class A (Software)	3,390	439,649
Dexcom, Inc.* (Health Care Equipment & Supplies)	4,371	495,584
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,960	392,372
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	2,397	255,928
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	4,195	456,332
Electronic Arts, Inc. (Entertainment)	2,928	407,958
Exelon Corp. (Electric Utilities)	10,990	380,364
Fastenal Co. (Trading Companies & Distributors)	6,292	395,389
Fortinet, Inc.* (Software)	8,396	506,027
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	5,017	390,925
Gilead Sciences, Inc. (Biotechnology)	13,692	939,408
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	6,062	306,495
Grail, Inc.*(a) (Biotechnology)	292	4,485
Honeywell International, Inc. (Industrial Conglomerates)	7,157	1,528,306
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	908	442,378
Illumina, Inc.* (Life Sciences Tools & Services)	1,751	182,769
Intel Corp. (Semiconductors & Semiconductor Equipment)	46,785	1,448,931
Intuit, Inc. (Software)	3,072	2,018,949
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	3,898	1,734,025
Keurig Dr Pepper, Inc. (Beverages)	14,898	497,593
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,480	1,220,275
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,437	1,530,189
Linde PLC (Chemicals)	5,283	2,318,233
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,328	396,674
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	3,139	758,916
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	9,513	664,959
MercadoLibre, Inc.* (Broadline Retail)	557	915,374
Meta Platforms, Inc.—Class A (Interactive Media & Services)	14,834	7,479,599
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,900	539,850
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	12,170	1,600,720
Microsoft Corp. (Software)	31,625	14,134,793
Moderna, Inc.* (Biotechnology)	4,212	500,175
Mondelez International, Inc.—Class A (Food Products)	14,742	964,716
MongoDB, Inc.* (IT Services)	806	201,468
Monster Beverage Corp.* (Beverages)	11,449	571,878
Netflix, Inc.* (Entertainment)	4,736	3,196,232
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	104,666	12,930,439

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraNasdaq-100 :: 137

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,810	$756,143
Old Dominion Freight Line, Inc. (Ground Transportation)	2,388	421,721
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	4,728	324,104
O'Reilly Automotive, Inc.* (Specialty Retail)	647	683,271
PACCAR, Inc. (Machinery)	5,760	592,934
Palo Alto Networks, Inc.* (Software)	3,559	1,206,537
Paychex, Inc. (Professional Services)	3,956	469,023
PayPal Holdings, Inc.* (Financial Services)	11,496	667,113
PDD Holdings, Inc.*ADR (Broadline Retail)	7,341	975,986
PepsiCo, Inc. (Beverages)	15,109	2,491,927
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	12,265	2,442,943
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,191	1,251,777
Roper Technologies, Inc. (Software)	1,176	662,864
Ross Stores, Inc. (Specialty Retail)	3,685	535,504
Starbucks Corp. (Hotels, Restaurants & Leisure)	12,450	969,233
Synopsys, Inc.* (Software)	1,684	1,002,081
Take-Two Interactive Software, Inc.* (Entertainment)	1,884	292,943
Tesla, Inc.* (Automobiles)	20,540	4,064,455
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	10,006	1,946,467
The Kraft Heinz Co. (Food Products)	13,345	429,976
The Trade Desk, Inc.*—Class A (Media)	4,893	477,899
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	12,879	2,269,022
Verisk Analytics, Inc. (Professional Services)	1,568	422,654
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,836	1,329,290
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	9,481	114,673
Warner Bros. Discovery, Inc.* (Entertainment)	26,929	200,352
Workday, Inc.*—Class A (Software)	2,330	520,895
Xcel Energy, Inc. (Electric Utilities)	6,107	326,175
Zscaler, Inc.* (Software)	1,647	316,537
TOTAL COMMON STOCKS (Cost $67,397,156)		163,531,749

Repurchase Agreements(b)(c) (25.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $60,403,104	$60,377,000	$60,377,000
TOTAL REPURCHASE AGREEMENTS (Cost $60,377,000)		60,377,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.23%(e)	299,548	$299,548
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $299,548)		299,548
TOTAL INVESTMENT SECURITIES (Cost $128,073,704)—94.7%		224,208,297
Net other assets (liabilities)—5.3%		12,539,959
NET ASSETS—100.0%		$236,748,256

*  Non-income producing security.

(a)  All or part of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $292,722.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2024, the aggregate amount held in a segregated account was $34,895,000.

(c)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)  Securities were purchased with cash collateral held from securities on loan at June 30, 2024.

(e)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2024.

ADR  American Depositary Receipt

NYS  New York Shares

See accompanying notes to the financial statements.

138 :: ProFund VP UltraNasdaq-100 :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	67	9/23/24	$26,702,515	$227,816

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	7/29/24	5.88%	$56,867,552	$(306,055)
Nasdaq-100 Index	Goldman Sachs International	7/29/24	6.08%	130,654,891	(719,853)
				$187,522,443	$(1,025,908)
Invesco QQQ Trust, Series 1 ETF	UBS AG	7/29/24	5.83%	$22,584,475	$(121,516)
Nasdaq-100 Index	UBS AG	7/29/24	6.13%	73,092,338	(402,505)
				$95,676,813	$(524,021)
				$283,199,256	$(1,549,929)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraNasdaq-100 invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Automobiles	$4,064,455	1.7%
Beverages	3,929,173	1.7%
Biotechnology	6,237,940	2.6%
Broadline Retail	10,448,469	4.4%
Chemicals	2,318,233	1.0%
Commercial Services & Supplies	1,353,586	0.6%
Communications Equipment	2,103,600	0.9%
Consumer Staples Distribution & Retail	4,513,452	1.9%
Electric Utilities	1,908,552	0.8%
Electronic Equipment, Instruments & Components	330,612	0.1%
Energy Equipment & Services	385,745	0.2%
Entertainment	4,097,485	1.7%
Financial Services	667,113	0.3%
Food Products	1,394,692	0.6%
Ground Transportation	1,140,394	0.5%
Health Care Equipment & Supplies	3,062,912	1.3%
Hotels, Restaurants & Leisure	4,397,829	1.9%
Industrial Conglomerates	1,528,306	0.6%
Interactive Media & Services	16,415,994	6.9%
IT Services	573,020	0.2%
Life Sciences Tools & Services	182,769	0.1%
Machinery	592,934	0.3%
	Value	% of Net Assets
Media	$2,635,699	1.1%
Oil, Gas & Consumable Fuels	392,372	0.1%
Pharmaceuticals	499,136	0.2%
Professional Services	1,965,306	0.7%
Real Estate Management & Development	332,814	0.1%
Semiconductors & Semiconductor Equipment	41,397,299	17.6%
Software	26,639,675	11.3%
Specialty Retail	1,218,775	0.5%
Technology Hardware, Storage & Peripherals	13,742,323	5.8%
Textiles, Apparel & Luxury Goods	396,674	0.2%
Trading Companies & Distributors	395,389	0.2%
Wireless Telecommunication Services	2,269,022	1.0%
Other**	73,216,507	30.9%
Total	$236,748,256	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraShort Dow 30 :: 139

Repurchase Agreement (63.8%)(a)

	Principal Amount	Value
Repurchase Agreements with UMB Bank N.A., 5.12%, dated 6/28/2024, due 7/1/24, total to be received $2,001	$2,000	$2,000
(Cost $2,000)		2,000
TOTAL INVESTMENT SECURITIES (Cost $2,000)—63.8%		2,000
Net other assets (liabilities)—36.2%		1,135
NET ASSETS—100.0%		$3,135

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	7/29/24	(5.83)%	$(3,446)	$4
Dow Jones Industrial Average	UBS AG	7/29/24	(5.18)%	(2,789)	4
				$(6,235)	$8

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

140 :: ProFund VP UltraShort Nasdaq-100 :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (98.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $1,588,687	$1,588,000	$1,588,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,588,000)		1,588,000
TOTAL INVESTMENT SECURITIES (Cost $1,588,000)—98.9%		1,588,000
Net other assets (liabilities)—1.1%		16,930
NET ASSETS—100.0%		$1,604,930

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2024, the aggregate amount held in a segregated account was $434,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	7/29/24	(5.83)%	$(2,110,423)	$11,278
Nasdaq-100 Index	UBS AG	7/29/24	(5.48)%	(1,107,099)	6,076
				$(3,217,522)	$17,354

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 141

Common Stocks (72.6%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Specialty Retail)	99	$942
1st Source Corp. (Banks)	70	3,753
1stdibs.com, Inc.* (Broadline Retail)	97	436
2seventy bio, Inc.* (Biotechnology)	187	720
374Water, Inc.* (Machinery)	249	299
3D Systems Corp.* (Machinery)	486	1,492
4D Molecular Therapeutics, Inc.* (Biotechnology)	190	3,988
89bio, Inc.* (Biotechnology)	309	2,475
8x8, Inc.* (Software)	446	990
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	91	469
A10 Networks, Inc. (Software)	271	3,753
AAR Corp.* (Aerospace & Defense)	132	9,596
Abercrombie & Fitch Co.* (Specialty Retail)	192	34,146
ABM Industries, Inc. (Commercial Services & Supplies)	241	12,187
Absci Corp.* (Biotechnology)	305	939
Acacia Research Corp.* (Financial Services)	144	721
Academy Sports & Outdoors, Inc. (Specialty Retail)	276	14,697
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	457	7,426
Acadia Realty Trust (Retail REITs)	386	6,917
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	200	2,052
ACCO Brands Corp. (Commercial Services & Supplies)	357	1,678
Accolade, Inc.* (Health Care Providers & Services)	283	1,013
Accuray, Inc.* (Health Care Equipment & Supplies)	366	666
ACELYRIN, Inc.* (Biotechnology)	279	1,230
Achieve Life Sciences, Inc.* (Biotechnology)	131	616
ACI Worldwide, Inc.* (Software)	403	15,955
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	194	4,474
ACNB Corp. (Banks)	32	1,161
Acrivon Therapeutics, Inc.* (Biotechnology)	45	261
Actinium Pharmaceuticals, Inc.* (Biotechnology)	115	851
Acumen Pharmaceuticals, Inc.* (Biotechnology)	160	387
Acushnet Holdings Corp. (Leisure Products)	111	7,046
ACV Auctions, Inc.*—Class A (Commercial Services & Supplies)	565	10,311
AdaptHealth Corp.* (Health Care Providers & Services)	389	3,890
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	442	1,600
ADC Therapeutics SA* (Biotechnology)	267	844
Addus HomeCare Corp.* (Health Care Providers & Services)	60	6,967
Adeia, Inc. (Software)	415	4,642
Adient PLC* (Automobile Components)	347	8,574
ADMA Biologics, Inc.* (Biotechnology)	860	9,615
Adtalem Global Education, Inc.* (Diversified Consumer Services)	149	10,163

Common Stocks, continued

	Shares	Value
ADTRAN Holdings, Inc. (Communications Equipment)	301	$1,583
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	143	15,553
AdvanSix, Inc. (Chemicals)	98	2,246
Advantage Solutions, Inc.* (Media)	408	1,314
Adverum Biotechnologies, Inc.* (Biotechnology)	79	542
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	106	1,184
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	138	415
Aerovate Therapeutics, Inc.* (Biotechnology)	51	85
AeroVironment, Inc.* (Aerospace & Defense)	100	18,217
AerSale Corp.* (Aerospace & Defense)	128	886
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	87	219
AFC Gamma, Inc. (Mortgage REITs)	65	793
AG Mortgage Investment Trust, Inc. (Mortgage REITs)	110	730
Agenus, Inc.* (Biotechnology)	78	1,307
agilon health, Inc.* (Health Care Providers & Services)	1,177	7,698
Agilysys, Inc.* (Software)	84	8,748
Agios Pharmaceuticals, Inc.* (Biotechnology)	216	9,314
Air Transport Services Group, Inc.* (Air Freight & Logistics)	196	2,719
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	51	204
Airship Ai Holdings, Inc.* (Software)	12	43
Aka Brands Holding Corp.* (Specialty Retail)	2	31
Akebia Therapeutics, Inc.* (Biotechnology)	794	810
Akero Therapeutics, Inc.* (Biotechnology)	259	6,076
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	101	236
Alamo Group, Inc. (Machinery)	39	6,747
Alarm.com Holdings, Inc.* (Software)	184	11,691
Albany International Corp. (Machinery)	119	10,050
Aldeyra Therapeutics, Inc.* (Biotechnology)	190	629
Alector, Inc.* (Biotechnology)	308	1,398
Alerus Financial Corp. (Financial Services)	68	1,333
Alexander & Baldwin, Inc. (Diversified REITs)	278	4,715
Alexander's, Inc. (Retail REITs)	8	1,799
Alico, Inc. (Food Products)	27	700
Alight, Inc.*—Class A (Professional Services)	1,813	13,380
Alignment Healthcare, Inc.* (Health Care Providers & Services)	382	2,987
Alimera Sciences, Inc.* (Pharmaceuticals)	82	456
Alkami Technology, Inc.* (Software)	168	4,785
Alkermes PLC* (Biotechnology)	643	15,496
Allegiant Travel Co. (Passenger Airlines)	59	2,964
ALLETE, Inc. (Electric Utilities)	222	13,842
Allient, Inc. (Electrical Equipment)	56	1,415
Allogene Therapeutics, Inc.* (Biotechnology)	401	934
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	89	3,326
Alpha Metallurgical Resources, Inc. (Metals & Mining)	42	11,782

See accompanying notes to the financial statements.

142 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	392	$4,096
Alpine Income Property Trust, Inc. (Diversified REITs)	48	747
Alta Equipment Group, Inc. (Trading Companies & Distributors)	102	820
Altair Engineering, Inc.*—Class A (Software)	218	21,382
AlTi Global, Inc.* (Capital Markets)	129	672
Altimmune, Inc.*(a) (Biotechnology)	271	1,802
Alto Neuroscience, Inc.* (Pharmaceuticals)	34	363
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	290	1,137
ALX Oncology Holdings, Inc.* (Biotechnology)	126	760
Amalgamated Financial Corp. (Banks)	68	1,863
A-Mark Precious Metals, Inc. (Financial Services)	67	2,169
Ambac Financial Group, Inc.* (Insurance)	166	2,128
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	145	7,823
AMC Entertainment Holdings, Inc.* (Entertainment)	1,062	5,289
AMC Networks, Inc.*—Class A (Media)	122	1,179
Amerant Bancorp, Inc. (Banks)	113	2,565
Ameresco, Inc.*—Class A (Construction & Engineering)	123	3,544
American Assets Trust, Inc. (Diversified REITs)	183	4,096
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	439	3,069
American Coastal Insurance Corp.* (Insurance)	92	971
American Eagle Outfitters, Inc. (Specialty Retail)	696	13,892
American Healthcare REIT, Inc. (Health Care REITs)	248	3,623
American Public Education, Inc.* (Diversified Consumer Services)	60	1,055
American Realty Investors, Inc.* (Real Estate Management & Development)	6	85
American Software, Inc.—Class A (Software)	120	1,096
American States Water Co. (Water Utilities)	142	10,306
American Superconductor Corp.* (Electrical Equipment)	130	3,041
American Vanguard Corp. (Chemicals)	96	826
American Woodmark Corp.* (Building Products)	60	4,716
America's Car-Mart, Inc.* (Specialty Retail)	23	1,385
Ameris Bancorp (Banks)	251	12,638
AMERISAFE, Inc. (Insurance)	73	3,204
Ames National Corp. (Banks)	34	697
Amicus Therapeutics, Inc.* (Biotechnology)	1,120	11,110
AMMO, Inc.* (Leisure Products)	342	575
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	145	7,428
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	607	3,854
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	147	5,880
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	150	1,017
Amplitude, Inc.*—Class A (Software)	292	2,599

Common Stocks, continued

	Shares	Value
Amprius Technologies, Inc.* (Electrical Equipment)	53	$67
AnaptysBio, Inc.* (Biotechnology)	75	1,880
Anavex Life Sciences Corp.*(a) (Biotechnology)	278	1,173
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	45	590
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	146	883
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	71	4,521
Anika Therapeutics, Inc.* (Biotechnology)	56	1,418
Annexon, Inc.* (Biotechnology)	322	1,578
Anterix, Inc.* (Diversified Telecommunication Services)	48	1,900
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	375	1,241
Apartment Investment and Management Co.* (Residential REITs)	543	4,501
Apogee Enterprises, Inc. (Building Products)	83	5,215
Apogee Therapeutics, Inc.* (Biotechnology)	138	5,430
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	544	5,326
Appian Corp.*—Class A (Software)	154	4,752
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	870	12,650
Applied Digital Corp.*(a) (IT Services)	376	2,237
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	147	28,519
Applied Optoelectronics, Inc.* (Communications Equipment)	141	1,169
Applied Therapeutics, Inc.* (Biotechnology)	367	1,714
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	283	736
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	703	10,088
Arbutus Biopharma Corp.* (Biotechnology)	532	1,644
Arcadium Lithium PLC* (Chemicals)	4,136	13,897
ArcBest Corp. (Ground Transportation)	90	9,637
Arcellx, Inc.* (Biotechnology)	165	9,106
Arch Resources, Inc. (Metals & Mining)	67	10,199
Archer Aviation, Inc.*(a)—Class A (Aerospace & Defense)	891	3,136
Archrock, Inc. (Energy Equipment & Services)	589	11,910
Arcosa, Inc. (Construction & Engineering)	185	15,430
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	87	2,118
Arcus Biosciences, Inc.* (Biotechnology)	208	3,168
Arcutis Biotherapeutics, Inc.* (Biotechnology)	405	3,767
Ardagh Metal Packaging SA (Containers & Packaging)	552	1,877
Ardelyx, Inc.* (Biotechnology)	887	6,573
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	158	3,560
Ares Commercial Real Estate Corp. (Mortgage REITs)	204	1,357
Argan, Inc. (Construction & Engineering)	47	3,439
Arhaus, Inc. (Specialty Retail)	196	3,320
Aris Water Solutions, Inc.—Class A (Commercial Services & Supplies)	102	1,598
Arko Corp. (Specialty Retail)	307	1,925
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	363	4,734

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 143

Common Stocks, continued

	Shares	Value
Armada Hoffler Properties, Inc. (Diversified REITs)	253	$2,806
ARMOUR Residential REIT, Inc. (Mortgage REITs)	187	3,624
Arq, Inc.* (Chemicals)	94	571
Array Technologies, Inc.* (Electrical Equipment)	583	5,982
ArriVent Biopharma, Inc.* (Biotechnology)	37	686
Arrow Financial Corp. (Banks)	63	1,641
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	456	11,851
ARS Pharmaceuticals, Inc.* (Biotechnology)	188	1,600
Arteris, Inc.* (Software)	105	789
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	240	9,905
Artivion, Inc.* (Health Care Equipment & Supplies)	152	3,899
Arvinas, Inc.* (Pharmaceuticals)	245	6,522
Asana, Inc.*—Class A (Software)	303	4,239
Asbury Automotive Group, Inc.* (Specialty Retail)	77	17,547
ASGN, Inc.* (Professional Services)	172	15,165
Asp Isotopes, Inc.* (Chemicals)	151	462
Aspen Aerogels, Inc.* (Chemicals)	222	5,295
AssetMark Financial Holdings, Inc.* (Capital Markets)	87	3,006
Associated Banc-Corp. (Banks)	572	12,098
AST SpaceMobile, Inc.* (Diversified Telecommunication Services)	450	5,225
Astec Industries, Inc. (Machinery)	87	2,580
Astrana Health, Inc.* (Health Care Providers & Services)	164	6,652
Astria Therapeutics, Inc.* (Biotechnology)	172	1,565
Astronics Corp.* (Aerospace & Defense)	109	2,183
Asure Software, Inc.* (Professional Services)	90	756
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	295	976
Atkore, Inc. (Electrical Equipment)	140	18,889
Atlanta Braves Holdings, Inc.* (Entertainment)	39	1,612
Atlanta Braves Holdings, Inc.* (Entertainment)	191	7,533
Atlantic Union Bankshares Corp. (Banks)	341	11,202
Atlanticus Holdings Corp.* (Consumer Finance)	21	592
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	259	5,162
Atmus Filtration Technologies, Inc.* (Automobile Components)	320	9,210
ATN International, Inc. (Diversified Telecommunication Services)	40	912
Atossa Therapeutics, Inc.* (Biotechnology)	483	575
AtriCure, Inc.* (Health Care Equipment & Supplies)	181	4,121
Atrion Corp. (Health Care Equipment & Supplies)	5	2,262
Audioeye, Inc.* (Software)	27	475
Aura Biosciences, Inc.* (Biotechnology)	177	1,338
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	548	3,129
Aurora Innovation, Inc.* (Software)	3,209	8,889
Avadel Pharmaceuticals PLC* (Pharmaceuticals)	353	4,963
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	173	3,446

Common Stocks, continued

	Shares	Value
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	199	$549
AvePoint, Inc.* (Software)	484	5,043
Aviat Networks, Inc.* (Communications Equipment)	43	1,234
Avid Bioservices, Inc.* (Biotechnology)	237	1,692
Avidity Biosciences, Inc.* (Biotechnology)	386	15,768
AvidXchange Holdings, Inc.* (Financial Services)	663	7,996
Avient Corp. (Chemicals)	345	15,059
Avista Corp. (Multi-Utilities)	299	10,348
Avita Medical, Inc.* (Biotechnology)	98	776
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	124	17,632
Axogen, Inc.* (Health Care Equipment & Supplies)	162	1,173
Axonics, Inc.* (Health Care Equipment & Supplies)	194	13,043
Axos Financial, Inc.* (Banks)	209	11,944
Axsome Therapeutics, Inc.* (Pharmaceuticals)	139	11,191
AZZ, Inc. (Building Products)	112	8,652
B Riley Financial, Inc.(a) (Capital Markets)	78	1,376
B&G Foods, Inc. (Food Products)	297	2,400
Backblaze, Inc.*—Class A (IT Services)	152	936
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	112	20,871
Balchem Corp. (Chemicals)	123	18,935
Bally's Corp.* (Hotels, Restaurants & Leisure)	91	1,089
Banc of California, Inc. (Banks)	530	6,773
BancFirst Corp. (Banks)	76	6,665
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Financial Services)	104	3,086
Bandwidth, Inc.*—Class A (Diversified Telecommunication Services)	94	1,587
Bank First Corp. (Banks)	37	3,056
Bank of Hawaii Corp. (Banks)	149	8,524
Bank of Marin Bancorp (Banks)	61	988
Bank7 Corp. (Banks)	15	470
BankUnited, Inc. (Banks)	285	8,342
Bankwell Financial Group, Inc. (Banks)	25	634
Banner Corp. (Banks)	131	6,503
Bar Harbor Bankshares (Banks)	57	1,532
BARK, Inc.* (Specialty Retail)	506	916
Barnes Group, Inc. (Machinery)	177	7,330
Barrett Business Services, Inc. (Professional Services)	98	3,211
BayCom Corp. (Banks)	40	814
BCB Bancorp, Inc. (Banks)	57	606
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	243	21,992
Beam Therapeutics, Inc.* (Biotechnology)	292	6,842
Beazer Homes USA, Inc.* (Household Durables)	113	3,105
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	39	2,544
BEL Fuse, Inc.—Class A (Electronic Equipment, Instruments & Components)	7	566
Belden, Inc. (Electronic Equipment, Instruments & Components)	155	14,539
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	136	5,367
See accompanying notes to the financial statements.

144 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Berkshire Hills Bancorp, Inc. (Banks)	166	$3,785
Berry Corp. (Oil, Gas & Consumable Fuels)	292	1,886
Beyond Meat, Inc.*(a) (Food Products)	228	1,530
Beyond, Inc.* (Specialty Retail)	174	2,276
BGC Group, Inc.—Class A (Capital Markets)	1,411	11,711
BigBear.ai Holdings, Inc.* (IT Services)	388	586
BigCommerce Holdings, Inc.*—Class 1 (IT Services)	269	2,168
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	3	580
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	789	4,876
Biohaven, Ltd.* (Biotechnology)	287	9,962
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	135	2,893
Biomea Fusion, Inc.* (Biotechnology)	105	473
Biote Corp.*—Class A (Pharmaceuticals)	103	769
Bioventus, Inc.*—Class A (Health Care Equipment & Supplies)	143	822
Bit Digital, Inc.* (Software)	447	1,421
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	72	2,498
Black Diamond Therapeutics, Inc.* (Biotechnology)	142	662
Black Hills Corp. (Multi-Utilities)	262	14,248
Blackbaud, Inc.* (Software)	158	12,035
BlackLine, Inc.* (Software)	220	10,659
BlackSky Technology, Inc.* (Professional Services)	406	434
Blackstone Mortgage Trust, Inc.(a)—Class A (Mortgage REITs)	663	11,550
Blade Air Mobility, Inc.* (Passenger Airlines)	216	752
Blend Labs, Inc.*—Class A (Software)	881	2,079
Blink Charging Co.* (Electrical Equipment)	367	1,006
Bloom Energy Corp.*(a)—Class A (Electrical Equipment)	759	9,290
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	301	5,788
Blue Bird Corp.* (Machinery)	123	6,624
Blue Foundry Bancorp* (Banks)	79	717
Bluebird Bio, Inc.* (Biotechnology)	731	719
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	32	2,979
Blueprint Medicines Corp.* (Biotechnology)	240	25,866
Bluerock Homes Trust, Inc. (Residential REITs)	1	13
Boise Cascade Co. (Trading Companies & Distributors)	151	18,002
Boot Barn Holdings, Inc.* (Specialty Retail)	113	14,569
Borr Drilling, Ltd. (Energy Equipment & Services)	905	5,837
Boston Omaha Corp.*—Class A (Media)	94	1,265
Boundless Bio, Inc.* (Biotechnology)	24	93
Bowman Consulting Group, Ltd.* (Construction & Engineering)	51	1,621
Box, Inc.*—Class A (Software)	538	14,225
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	252	643
Brandywine Realty Trust (Office REITs)	647	2,899
Braze, Inc.*—Class A (Software)	200	7,768
BRC, Inc.*(a)—Class A (Food Products)	199	1,220

Common Stocks, continued

	Shares	Value
Bread Financial Holdings, Inc. (Consumer Finance)	190	$8,467
Bridgebio Pharma, Inc.* (Biotechnology)	537	13,602
Bridger Aerospace Group Holdings, Inc.* (Commercial Services & Supplies)	34	127
Bridgewater Bancshares, Inc.* (Banks)	77	894
Brightsphere Investment Group, Inc. (Capital Markets)	105	2,328
BrightSpire Capital, Inc. (Mortgage REITs)	493	2,810
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	206	2,340
BrightView Holdings, Inc.* (Commercial Services & Supplies)	169	2,248
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	168	12,162
Bristow Group, Inc.* (Energy Equipment & Services)	94	3,152
Broadstone Net Lease, Inc. (Diversified REITs)	720	11,426
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	731	4,993
Brookfield Business Corp.—Class A (Industrial Conglomerates)	99	2,022
Brookfield Infrastructure Corp.—Class A (Gas Utilities)	458	15,416
Brookline Bancorp, Inc. (Banks)	337	2,814
BRT Apartments Corp. (Residential REITs)	43	751
Build-A-Bear Workshop, Inc. (Specialty Retail)	49	1,238
Bumble, Inc.*—Class A (Interactive Media & Services)	367	3,857
Burford Capital, Ltd. (Financial Services)	765	9,983
Burke & Herbert Financial Services Corp. (Banks)	50	2,549
Business First Bancshares, Inc. (Banks)	92	2,002
Byline Bancorp, Inc. (Banks)	119	2,825
Byrna Technologies, Inc.* (Aerospace & Defense)	66	659
C3.ai, Inc.*—Class A (Software)	315	9,122
C4 Therapeutics, Inc.* (Biotechnology)	224	1,035
Cabaletta Bio, Inc.* (Biotechnology)	164	1,227
Cable One, Inc. (Media)	22	7,788
Cabot Corp. (Chemicals)	207	19,020
Cactus, Inc.—Class A (Energy Equipment & Services)	250	13,185
Cadence Bank (Banks)	695	19,654
Cadiz, Inc.* (Water Utilities)	161	497
Cadre Holdings, Inc. (Aerospace & Defense)	99	3,322
Caesarstone, Ltd.* (Building Products)	79	395
Calavo Growers, Inc. (Food Products)	64	1,453
Caledonia Mining Corp. PLC (Metals & Mining)	63	612
Caleres, Inc. (Specialty Retail)	130	4,368
California BanCorp* (Banks)	30	645
California Resources Corp. (Oil, Gas & Consumable Fuels)	263	13,997
California Water Service Group (Water Utilities)	221	10,717
Calix, Inc.* (Communications Equipment)	224	7,937
Cal-Maine Foods, Inc. (Food Products)	157	9,594
Cambridge Bancorp (Banks)	29	2,001
Camden National Corp. (Banks)	55	1,815

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 145

Common Stocks, continued

	Shares	Value
Camping World Holdings, Inc.—Class A (Specialty Retail)	162	$2,893
Candel Therapeutics, Inc.* (Biotechnology)	76	471
Cannae Holdings, Inc. (Financial Services)	215	3,900
Canoo, Inc.* (Automobiles)	227	484
Cantaloupe, Inc.* (Financial Services)	223	1,472
Capital Bancorp, Inc. (Banks)	35	718
Capital City Bank Group, Inc. (Banks)	53	1,507
Capitol Federal Financial, Inc. (Banks)	474	2,602
Capricor Therapeutics, Inc.* (Biotechnology)	97	463
Cardiff Oncology, Inc.* (Biotechnology)	150	333
Cardlytics, Inc.* (Media)	153	1,256
CareDx, Inc.* (Biotechnology)	190	2,951
CareTrust REIT, Inc. (Health Care REITs)	517	12,977
Cargo Therapeutics, Inc.* (Biotechnology)	75	1,232
Cargurus, Inc.* (Interactive Media & Services)	337	8,829
Caribou Biosciences, Inc.* (Biotechnology)	314	515
Carpenter Technology Corp. (Metals & Mining)	182	19,943
Carriage Services, Inc. (Diversified Consumer Services)	52	1,396
Cars.com, Inc.* (Interactive Media & Services)	251	4,945
Carter Bankshares, Inc.* (Banks)	87	1,315
Cartesian Therapeutics, Inc.* (Biotechnology)	28	756
Casella Waste Systems, Inc.* (Commercial Services & Supplies)	218	21,629
Cass Information Systems, Inc. (Financial Services)	52	2,084
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	155	1,914
Castle Biosciences, Inc.* (Health Care Providers & Services)	99	2,155
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	444	6,878
Cathay General Bancorp (Banks)	266	10,034
Cavco Industries, Inc.* (Household Durables)	32	11,077
CBIZ, Inc.* (Professional Services)	183	13,560
CBL & Associates Properties, Inc. (Retail REITs)	87	2,034
CECO Environmental Corp.* (Commercial Services & Supplies)	112	3,231
Celcuity, Inc.* (Biotechnology)	89	1,458
Celldex Therapeutics, Inc.* (Biotechnology)	247	9,141
Centerspace (Residential REITs)	57	3,855
Central Garden & Pet Co.* (Household Products)	37	1,425
Central Garden & Pet Co.*—Class A (Household Products)	199	6,573
Central Pacific Financial Corp. (Banks)	102	2,162
Centrus Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	54	2,309
Centuri Holdings, Inc.* (Construction & Engineering)	52	1,013
Century Aluminum Co.* (Metals & Mining)	201	3,367
Century Communities, Inc. (Household Durables)	108	8,819
Century Therapeutics, Inc.* (Biotechnology)	175	446
Cerence, Inc.* (Software)	157	444
Cerus Corp.* (Health Care Equipment & Supplies)	689	1,213
Cervomed, Inc.* (Biotechnology)	21	360
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	89	1,717

Common Stocks, continued

	Shares	Value
CG Oncology, Inc.* (Biotechnology)	89	$2,810
ChampionX Corp. (Energy Equipment & Services)	728	24,176
ChargePoint Holdings, Inc.* (Electrical Equipment)	1,482	2,238
Chart Industries, Inc.* (Machinery)	161	23,239
Chatham Lodging Trust (Hotel & Resort REITs)	184	1,568
Chegg, Inc.* (Diversified Consumer Services)	379	1,198
Chemung Financial Corp. (Banks)	12	576
Chesapeake Utilities Corp. (Gas Utilities)	84	8,921
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	65	998
Chimera Investment Corp. (Mortgage REITs)	307	3,930
ChoiceOne Financial Services, Inc. (Banks)	27	774
ChromaDex Corp.* (Life Sciences Tools & Services)	187	511
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	66	1,711
Cibus, Inc.* (Biotechnology)	57	561
Cimpress PLC* (Commercial Services & Supplies)	69	6,045
Cinemark Holdings, Inc.* (Entertainment)	421	9,101
Cipher Mining, Inc.* (Software)	659	2,735
Citi Trends, Inc.* (Specialty Retail)	31	659
Citizens & Northern Corp. (Banks)	57	1,020
Citizens Financial Services, Inc. (Banks)	17	764
City Holding Co. (Banks)	56	5,950
City Office REIT, Inc. (Office REITs)	149	742
Civista Bancshares, Inc. (Banks)	59	914
Claros Mortgage Trust, Inc. (Mortgage REITs)	329	2,639
Clarus Corp. (Leisure Products)	116	781
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	652	1,741
Cleanspark, Inc.* (Software)	846	13,494
Clear Channel Outdoor Holdings, Inc.* (Media)	1,332	1,878
Clear Secure, Inc.—Class A (Software)	335	6,268
Clearfield, Inc.* (Communications Equipment)	48	1,851
Clearwater Analytics Holdings, Inc.*—Class A (Software)	534	9,890
Clearwater Paper Corp.* (Paper & Forest Products)	62	3,005
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	16	1,005
Clipper Realty, Inc. (Residential REITs)	45	162
CNB Financial Corp. (Banks)	79	1,612
CNO Financial Group, Inc. (Insurance)	410	11,365
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	572	13,900
Coastal Financial Corp.* (Banks)	43	1,984
Codexis, Inc.* (Life Sciences Tools & Services)	267	828
Coeur Mining, Inc.* (Metals & Mining)	1,508	8,475
Cogent Biosciences, Inc.* (Biotechnology)	350	2,951
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	168	9,483
Cohen & Steers, Inc. (Capital Markets)	105	7,619
Coherus Biosciences, Inc.* (Biotechnology)	420	727
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	177	5,859
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	124	3,993

See accompanying notes to the financial statements.

146 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Colony Bankcorp, Inc. (Banks)	63	$772
Columbia Financial, Inc.* (Banks)	104	1,557
Columbus McKinnon Corp. (Machinery)	108	3,730
Commercial Metals Co. (Metals & Mining)	442	24,305
Commercial Vehicle Group, Inc.* (Machinery)	126	617
CommScope Holding Co., Inc.* (Communications Equipment)	806	991
Community Financial System, Inc. (Banks)	200	9,442
Community Health Systems, Inc.* (Health Care Providers & Services)	479	1,609
Community Healthcare Trust, Inc. (Health Care REITs)	102	2,386
Community Trust Bancorp, Inc. (Banks)	59	2,576
Community West Bancshares (Banks)	65	1,203
CommVault Systems, Inc.* (Software)	167	20,302
Compass Diversified Holdings (Financial Services)	254	5,560
Compass Minerals International, Inc. (Metals & Mining)	132	1,364
Compass Therapeutics, Inc.* (Biotechnology)	389	389
Compass, Inc.*—Class A (Real Estate Management & Development)	1,392	5,011
CompoSecure, Inc.—Class A (Technology Hardware, Storage & Peripherals)	68	462
CompX International, Inc. (Commercial Services & Supplies)	6	148
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	353	3,664
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	91	547
Conduent, Inc.* (Professional Services)	616	2,008
Conduit Pharmaceuticals, Inc.* (Life Sciences Tools & Services)	88	93
CONMED Corp. (Health Care Equipment & Supplies)	118	8,180
ConnectOne Bancorp, Inc. (Banks)	138	2,607
Consensus Cloud Solutions, Inc.* (Software)	69	1,185
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	112	11,427
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	293	1,289
Consolidated Water Co., Ltd. (Water Utilities)	57	1,513
Constellium SE* (Metals & Mining)	494	9,312
Construction Partners, Inc.*—Class A (Construction & Engineering)	164	9,054
Consumer Portfolio Services, Inc.* (Consumer Finance)	32	314
Contango ORE, Inc.* (Metals & Mining)	30	542
Contineum Therapeutics, Inc.*—Class A (Pharmaceuticals)	26	458
Cooper-Standard Holdings, Inc.* (Automobile Components)	64	796
COPT Defense Properties (Office REITs)	430	10,763
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	39	1,765
Corcept Therapeutics, Inc.* (Pharmaceuticals)	309	10,039
Core Laboratories, Inc. (Energy Equipment & Services)	179	3,632
Core Molding Technologies, Inc.* (Chemicals)	29	462
Core Scientific, Inc.* (IT Services)	681	6,333

Common Stocks, continued

	Shares	Value
CoreCivic, Inc.* (Commercial Services & Supplies)	421	$5,465
CorMedix, Inc.* (Pharmaceuticals)	210	909
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	171	1,888
CorVel Corp.* (Health Care Providers & Services)	34	8,645
Costamare, Inc. (Marine Transportation)	164	2,695
Couchbase, Inc.* (IT Services)	148	2,702
Coursera, Inc.* (Diversified Consumer Services)	525	3,759
Covenant Logistics Group, Inc. (Ground Transportation)	31	1,528
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	19	518
CRA International, Inc. (Professional Services)	25	4,306
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	84	3,541
Crawford & Co.—Class A (Insurance)	58	501
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	486	15,523
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	365	4,325
Cricut, Inc.—Class A (Household Durables)	177	1,060
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	297	13,303
Critical Metals Corp.* (Metals & Mining)	28	316
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	127	1,758
CrossFirst Bankshares, Inc.* (Banks)	173	2,425
CryoPort, Inc.* (Life Sciences Tools & Services)	166	1,147
CS Disco, Inc.* (Software)	112	668
CSG Systems International, Inc. (Professional Services)	113	4,652
CSW Industrials, Inc. (Building Products)	59	15,653
CTO Realty Growth, Inc. (Diversified REITs)	84	1,467
CTS Corp. (Electronic Equipment, Instruments & Components)	116	5,873
Cullinan Therapeutics, Inc.* (Biotechnology)	148	2,581
Cushman & Wakefield PLC* (Real Estate Management & Development)	874	9,089
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	195	848
Customers Bancorp, Inc.* (Banks)	113	5,422
CVB Financial Corp. (Banks)	506	8,723
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	130	3,480
CVRx, Inc.* (Health Care Equipment & Supplies)	51	611
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	463	2,584
Cytokinetics, Inc.* (Biotechnology)	426	23,080
Daily Journal Corp.* (Media)	5	1,972
Dakota Gold Corp.* (Metals & Mining)	250	638
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	141	1,967
Dana, Inc. (Automobile Components)	498	6,036
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	126	5,016

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 147

Common Stocks, continued

	Shares	Value
Dave, Inc.* (Software)	30	$909
Day One Biopharmaceuticals, Inc.* (Biotechnology)	198	2,728
Definitive Healthcare Corp.* (Health Care Technology)	204	1,114
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	242	5,992
Deluxe Corp. (Commercial Services & Supplies)	169	3,796
Denali Therapeutics, Inc.* (Biotechnology)	474	11,006
Denny's Corp.* (Hotels, Restaurants & Leisure)	195	1,385
Design Therapeutics, Inc.* (Biotechnology)	120	402
Designer Brands, Inc.—Class A (Specialty Retail)	160	1,093
Despegar.Com Corp.* (Hotels, Restaurants & Leisure)	235	3,109
Destination XL Group, Inc.* (Specialty Retail)	205	746
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	515	5,959
Diamond Hill Investment Group, Inc. (Capital Markets)	10	1,408
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	390	6,041
DiamondRock Hospitality Co. (Hotel & Resort REITs)	803	6,785
Dianthus Therapeutics, Inc.* (Biotechnology)	91	2,355
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	96	3,694
Digi International, Inc.* (Communications Equipment)	136	3,118
Digimarc Corp.* (Software)	58	1,799
Digital Turbine, Inc.* (Software)	366	608
DigitalBridge Group, Inc. (Real Estate Management & Development)	607	8,316
DigitalOcean Holdings, Inc.* (IT Services)	251	8,722
Dime Community Bancshares, Inc. (Banks)	135	2,754
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	58	2,100
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	174	12,516
Disc Medicine, Inc.* (Biotechnology)	63	2,839
Distribution Solutions Group, Inc.* (Building Products)	41	1,230
Diversified Energy Co. PLC (Oil, Gas & Consumable Fuels)	179	2,415
Diversified Healthcare Trust (Health Care REITs)	834	2,544
Dlh Holdings Corp.* (Professional Services)	32	338
DMC Global, Inc.* (Energy Equipment & Services)	75	1,082
DNOW, Inc.* (Trading Companies & Distributors)	412	5,657
DocGo, Inc.* (Health Care Providers & Services)	388	1,199
Dole PLC (Food Products)	286	3,501
Domo, Inc.*—Class B (Software)	129	996
Donegal Group, Inc.—Class A (Insurance)	59	760
Donnelley Financial Solutions, Inc.* (Capital Markets)	100	5,962

Common Stocks, continued

	Shares	Value
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	132	$5,539
Dorman Products, Inc.* (Automobile Components)	100	9,148
Douglas Dynamics, Inc. (Machinery)	87	2,036
Douglas Emmett, Inc. (Office REITs)	616	8,199
Dream Finders Homes, Inc.*—Class A (Household Durables)	107	2,763
Drilling Tools International Corp.* (Energy Equipment & Services)	36	202
Dril-Quip, Inc.* (Energy Equipment & Services)	131	2,437
Driven Brands Holdings, Inc.* (Commercial Services & Supplies)	229	2,915
Ducommun, Inc.* (Aerospace & Defense)	52	3,019
D-Wave Quantum, Inc.* (Software)	334	381
DXP Enterprises, Inc.* (Trading Companies & Distributors)	48	2,200
Dycom Industries, Inc.* (Construction & Engineering)	108	18,225
Dynavax Technologies Corp.* (Biotechnology)	503	5,649
Dyne Therapeutics, Inc.* (Biotechnology)	308	10,869
Dynex Capital, Inc. (Mortgage REITs)	244	2,913
E2open Parent Holdings, Inc.* (Software)	652	2,927
Eagle Bancorp, Inc. (Banks)	113	2,136
Easterly Government Properties, Inc. (Office REITs)	371	4,589
Eastern Bankshares, Inc. (Banks)	593	8,290
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	231	1,243
EchoStar Corp.*—Class A (Diversified Telecommunication Services)	465	8,282
Ecovyst, Inc.* (Chemicals)	444	3,983
Edgewell Personal Care Co. (Personal Care Products)	188	7,555
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	277	4,989
Editas Medicine, Inc.* (Biotechnology)	316	1,476
eGain Corp.* (Software)	77	486
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	103	1,165
Elevation Oncology, Inc.* (Biotechnology)	199	537
Eliem Therapeutics, Inc.* (Biotechnology)	28	199
Ellington Financial, Inc. (Mortgage REITs)	315	3,805
Elme Communities (Residential REITs)	336	5,352
Embecta Corp. (Health Care Equipment & Supplies)	221	2,763
Emerald Holding, Inc.* (Media)	58	330
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	54	279
Empire State Realty Trust, Inc. (Diversified REITs)	512	4,803
Employers Holdings, Inc. (Insurance)	96	4,092
Enact Holdings, Inc. (Financial Services)	112	3,434
Enanta Pharmaceuticals, Inc.* (Biotechnology)	77	999
Encore Capital Group, Inc.* (Consumer Finance)	89	3,714
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	680	2,679
Energizer Holdings, Inc. (Household Products)	274	8,094
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	619	3,751

See accompanying notes to the financial statements.

148 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Energy Recovery, Inc.* (Machinery)	217	$2,884
Energy Vault Holdings, Inc.* (Electrical Equipment)	393	373
Enerpac Tool Group Corp. (Machinery)	208	7,941
EnerSys (Electrical Equipment)	153	15,839
Enfusion, Inc.*—Class A (Software)	185	1,576
Enhabit, Inc.* (Health Care Providers & Services)	190	1,695
Enliven Therapeutics, Inc.* (Pharmaceuticals)	134	3,132
Ennis, Inc. (Commercial Services & Supplies)	97	2,123
Enova International, Inc.* (Consumer Finance)	100	6,225
Enovix Corp.*(a) (Electrical Equipment)	567	8,766
Enpro, Inc. (Machinery)	80	11,646
Enstar Group, Ltd.* (Insurance)	48	14,674
Enterprise Bancorp, Inc. (Banks)	37	921
Enterprise Financial Services Corp. (Banks)	141	5,768
Entrada Therapeutics, Inc.* (Biotechnology)	94	1,340
Entravision Communications Corp.—Class A (Media)	235	477
Envestnet, Inc.* (Software)	193	12,080
Enviri Corp.* (Commercial Services & Supplies)	303	2,615
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	100	7,368
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,659	21,534
Equity Bancshares, Inc.—Class A (Banks)	55	1,936
Equity Commonwealth* (Office REITs)	404	7,838
Erasca, Inc.* (Biotechnology)	430	1,015
Escalade, Inc. (Leisure Products)	38	524
ESCO Technologies, Inc. (Machinery)	99	10,399
Esperion Therapeutics, Inc.* (Pharmaceuticals)	721	1,601
Esquire Financial Holdings, Inc. (Banks)	27	1,285
ESSA Bancorp, Inc. (Banks)	32	563
Essent Group, Ltd. (Financial Services)	398	22,363
Essential Properties Realty Trust, Inc. (Diversified REITs)	670	18,565
Ethan Allen Interiors, Inc. (Household Durables)	87	2,426
European Wax Center, Inc.*—Class A (Diversified Consumer Services)	129	1,281
Eve Holding, Inc.* (Aerospace & Defense)	68	275
Eventbrite, Inc.*—Class A (Interactive Media & Services)	316	1,529
EverCommerce, Inc.* (Software)	81	889
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	302	2,537
EverQuote, Inc.*—Class A (Interactive Media & Services)	96	2,003
Everspin Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	74	443
EVERTEC, Inc. (Financial Services)	246	8,180
EVgo, Inc.* (Specialty Retail)	384	941
EVI Industries, Inc. (Trading Companies & Distributors)	20	378
Evolent Health, Inc.*—Class A (Health Care Technology)	441	8,431
Evolus, Inc.* (Pharmaceuticals)	211	2,289
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	117	617

Common Stocks, continued

	Shares	Value
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	499	$1,272
Excelerate Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	67	1,235
ExlService Holdings, Inc.* (Professional Services)	600	18,816
eXp World Holdings, Inc. (Real Estate Management & Development)	309	3,487
Exponent, Inc. (Professional Services)	193	18,358
Expro Group Holdings N.V.* (Energy Equipment & Services)	361	8,274
Extreme Networks, Inc.* (Communications Equipment)	479	6,443
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	191	1,662
F&G Annuities & Life, Inc. (Insurance)	71	2,702
Fabrinet* (Electronic Equipment, Instruments & Components)	139	34,026
Farmers & Merchants Bancorp, Inc. (Banks)	49	1,138
Farmers National Banc Corp. (Banks)	139	1,736
Farmland Partners, Inc. (Specialized REITs)	168	1,937
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	67	1,072
Fastly, Inc.*—Class A (IT Services)	492	3,626
Fate Therapeutics, Inc.* (Biotechnology)	382	1,253
FB Financial Corp. (Banks)	136	5,308
Federal Agricultural Mortgage Corp.—Class C (Financial Services)	35	6,329
Federal Signal Corp. (Machinery)	230	19,244
Fennec Pharmaceuticals, Inc.* (Biotechnology)	89	544
Fibrobiologics, Inc.* (Biotechnology)	97	484
Fidelis Insurance Holdings, Ltd. (Insurance)	184	3,001
Fidelity D&D Bancorp, Inc. (Banks)	18	788
Figs, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	496	2,644
Financial Institutions, Inc. (Banks)	58	1,121
First Advantage Corp. (Professional Services)	194	3,118
First Bancorp (Banks)	153	4,884
First Bancorp (Banks)	628	11,486
First Bank/Hamilton NJ (Banks)	80	1,019
First Busey Corp. (Banks)	203	4,915
First Business Financial Services, Inc. (Banks)	30	1,110
First Commonwealth Financial Corp. (Banks)	386	5,331
First Community Bankshares, Inc. (Banks)	65	2,395
First Financial Bancorp (Banks)	360	7,999
First Financial Bankshares, Inc. (Banks)	497	14,676
First Financial Corp. (Banks)	44	1,623
First Financial Northwest, Inc. (Banks)	27	571
First Foundation, Inc. (Banks)	200	1,310
First Internet Bancorp (Banks)	31	838
First Interstate BancSystem, Inc.—Class A (Banks)	299	8,303
First Merchants Corp. (Banks)	223	7,424
First Mid Bancshares, Inc. (Banks)	87	2,861
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	116	2,037
First Western Financial, Inc.* (Banks)	30	510
FirstCash Holdings, Inc. (Consumer Finance)	149	15,628
FiscalNote Holdings, Inc.* (Professional Services)	230	336
Five Star Bancorp (Banks)	62	1,466

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 149

Common Stocks, continued

	Shares	Value
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	117	$3,164
Flexsteel Industries, Inc. (Household Durables)	18	559
Fluence Energy, Inc.* (Electrical Equipment)	232	4,023
Fluor Corp.* (Construction & Engineering)	652	28,394
Flushing Financial Corp. (Banks)	105	1,381
Flywire Corp.* (Financial Services)	461	7,556
Foghorn Therapeutics, Inc.* (Biotechnology)	96	552
Foot Locker, Inc. (Specialty Retail)	318	7,925
Forafric Global PLC* (Food Products)	21	224
Forestar Group, Inc.* (Real Estate Management & Development)	73	2,335
Forge Global Holdings, Inc.* (Capital Markets)	438	639
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	296	17,917
Forrester Research, Inc.* (Professional Services)	46	786
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	45	759
Forward Air Corp. (Air Freight & Logistics)	96	1,828
Four Corners Property Trust, Inc. (Specialized REITs)	350	8,635
Fox Factory Holding Corp.* (Automobile Components)	161	7,759
Fractyl Health, Inc.* (Health Care Equipment & Supplies)	29	124
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	313	3,944
Franklin Covey Co.* (Professional Services)	43	1,634
Franklin Electric Co., Inc. (Machinery)	173	16,663
Franklin Street Properties Corp. (Office REITs)	372	569
Fresh Del Monte Produce, Inc. (Food Products)	129	2,819
Freshworks, Inc.*—Class A (Software)	778	9,873
Freyr Battery, Inc.* (Electrical Equipment)	428	728
Frontdoor, Inc.* (Diversified Consumer Services)	300	10,137
Frontier Group Holdings, Inc.* (Passenger Airlines)	161	794
FRP Holdings, Inc.* (Real Estate Management & Development)	51	1,455
FS Bancorp, Inc. (Banks)	25	911
FTAI Aviation, Ltd. (Trading Companies & Distributors)	380	39,228
FTAI Infrastructure, Inc. (Ground Transportation)	384	3,314
fuboTV, Inc.* (Interactive Media & Services)	1,121	1,390
FuelCell Energy, Inc.* (Electrical Equipment)	1,731	1,106
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	237	1,469
Fulgent Genetics, Inc.* (Health Care Providers & Services)	78	1,530
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	125	625
Fulton Financial Corp. (Banks)	682	11,580
Funko, Inc.*—Class A (Leisure Products)	117	1,142
FutureFuel Corp. (Oil, Gas & Consumable Fuels)	100	513
FVCBankcorp, Inc.* (Banks)	63	688
G1 Therapeutics, Inc.* (Biotechnology)	188	429
Galectin Therapeutics, Inc.* (Biotechnology)	78	176
Gambling.com Group, Ltd.* (Media)	66	543
Gannett Co., Inc.* (Media)	542	2,499

Common Stocks, continued

	Shares	Value
GATX Corp. (Trading Companies & Distributors)	136	$18,001
GCM Grosvenor, Inc.—Class A (Capital Markets)	158	1,542
Gct Semiconductor Holding, Inc.* (Semiconductors & Semiconductor Equipment)	29	151
Genco Shipping & Trading, Ltd. (Marine Transportation)	161	3,431
Gencor Industries, Inc.* (Machinery)	39	754
GeneDx Holdings Corp.* (Health Care Providers & Services)	46	1,202
Generation Bio Co.* (Biotechnology)	189	533
Genesco, Inc.* (Specialty Retail)	41	1,060
Genie Energy, Ltd.—Class B (Electric Utilities)	49	716
Gentherm, Inc.* (Automobile Components)	120	5,918
Genworth Financial, Inc.* (Insurance)	1,664	10,051
Geospace Technologies Corp.* (Energy Equipment & Services)	48	431
German American Bancorp, Inc. (Banks)	109	3,853
Geron Corp.* (Biotechnology)	2,198	9,320
Getty Images Holdings, Inc.* (Interactive Media & Services)	383	1,249
Getty Realty Corp. (Retail REITs)	189	5,039
Gibraltar Industries, Inc.* (Building Products)	117	8,020
Gigacloud Technology, Inc.*—Class A (Distributors)	90	2,738
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	154	4,169
Glacier Bancorp, Inc. (Banks)	435	16,234
Gladstone Commercial Corp. (Diversified REITs)	153	2,183
Gladstone Land Corp. (Specialized REITs)	128	1,752
Glaukos Corp.* (Health Care Equipment & Supplies)	187	22,132
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	479	3,161
Global Industrial Co. (Trading Companies & Distributors)	52	1,631
Global Medical REIT, Inc. (Health Care REITs)	232	2,107
Global Net Lease, Inc. (Diversified REITs)	766	5,630
Global Water Resources, Inc. (Water Utilities)	44	532
Globalstar, Inc.* (Diversified Telecommunication Services)	2,784	3,118
GMS, Inc.* (Trading Companies & Distributors)	153	12,333
Gogo, Inc.* (Wireless Telecommunication Services)	247	2,376
GoHealth, Inc.*—Class A (Insurance)	17	165
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	378	11,850
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	77	2,395
Golden Matrix Group, Inc.* (Entertainment)	76	188
Golden Ocean Group, Ltd. (Marine Transportation)	464	6,403
Goosehead Insurance, Inc.*—Class A (Insurance)	89	5,112
GoPro, Inc.*—Class A (Household Durables)	478	679
GrafTech International, Ltd.* (Electrical Equipment)	988	958
Graham Corp.* (Machinery)	39	1,098

See accompanying notes to the financial statements.

150 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Graham Holdings Co.—Class B (Diversified Consumer Services)	13	$9,094
Granite Construction, Inc. (Construction & Engineering)	168	10,411
Granite Point Mortgage Trust, Inc. (Mortgage REITs)	192	570
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	201	1,272
Gray Television, Inc. (Media)	327	1,700
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	252	2,213
Great Southern Bancorp, Inc. (Banks)	33	1,835
Green Brick Partners, Inc.* (Household Durables)	120	6,869
Green Dot Corp.*—Class A (Consumer Finance)	203	1,918
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	243	3,854
Greene County Bancorp, Inc. (Banks)	27	910
Greenlight Capital Re, Ltd.*—Class A (Insurance)	105	1,376
Greenwich Lifesciences, Inc.* (Biotechnology)	23	397
Greif, Inc.—Class A (Containers & Packaging)	95	5,460
Greif, Inc.—Class B (Containers & Packaging)	18	1,125
Grid Dynamics Holdings, Inc.* (IT Services)	218	2,291
Griffon Corp. (Building Products)	148	9,451
Grindr, Inc.* (Interactive Media & Services)	94	1,151
Group 1 Automotive, Inc. (Specialty Retail)	51	15,162
Groupon, Inc.* (Broadline Retail)	87	1,331
GrowGeneration Corp.* (Specialty Retail)	222	477
Guaranty Bancshares, Inc. (Banks)	30	946
Guardant Health, Inc.* (Health Care Providers & Services)	450	12,996
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	49	7,399
Gyre Therapeutics, Inc.* (Biotechnology)	27	322
H&E Equipment Services, Inc. (Trading Companies & Distributors)	123	5,433
H.B. Fuller Co. (Chemicals)	209	16,085
Haemonetics Corp.* (Health Care Equipment & Supplies)	192	15,884
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	95	738
Halozyme Therapeutics, Inc.* (Biotechnology)	476	24,922
Hamilton Beach Brands Holding Co.—Class A (Household Durables)	33	567
Hamilton Insurance Group, Ltd.*—Class B (Insurance)	64	1,066
Hamilton Lane, Inc.—Class A (Capital Markets)	147	18,165
Hancock Whitney Corp. (Banks)	331	15,832
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	1,349	6,650
Hanmi Financial Corp. (Banks)	115	1,923
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	429	12,699
HarborOne Bancorp, Inc. (Banks)	152	1,692
Harmonic, Inc.* (Communications Equipment)	422	4,967
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	115	3,470
Harrow, Inc.* (Pharmaceuticals)	117	2,444

Common Stocks, continued

	Shares	Value
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	156	$445
Haverty Furniture Cos., Inc. (Specialty Retail)	55	1,391
Hawaiian Electric Industries, Inc. (Electric Utilities)	424	3,824
Hawaiian Holdings, Inc.* (Passenger Airlines)	195	2,424
Hawkins, Inc. (Chemicals)	74	6,734
Haynes International, Inc. (Metals & Mining)	48	2,818
HBT Financial, Inc. (Banks)	49	1,001
HCI Group, Inc. (Insurance)	31	2,857
Health Catalyst, Inc.* (Health Care Technology)	223	1,425
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	281	2,973
HealthEquity, Inc.* (Health Care Providers & Services)	323	27,843
HealthStream, Inc. (Health Care Technology)	93	2,595
Heartland Express, Inc. (Ground Transportation)	178	2,195
Heartland Financial USA, Inc. (Banks)	162	7,201
Hecla Mining Co. (Metals & Mining)	2,208	10,709
Heidrick & Struggles International, Inc. (Professional Services)	77	2,432
Helen of Troy, Ltd.* (Household Durables)	91	8,439
Helios Technologies, Inc. (Machinery)	127	6,064
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	550	6,567
Helmerich & Payne, Inc. (Energy Equipment & Services)	369	13,336
Herbalife, Ltd.* (Personal Care Products)	381	3,959
Herc Holdings, Inc. (Trading Companies & Distributors)	107	14,262
Heritage Commerce Corp. (Banks)	227	1,975
Heritage Financial Corp. (Banks)	131	2,362
Heritage Insurance Holdings, Inc.* (Insurance)	87	616
Heron Therapeutics, Inc.* (Biotechnology)	448	1,568
Hertz Global Holdings, Inc.* (Ground Transportation)	468	1,652
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	152	456
Hibbett, Inc. (Specialty Retail)	44	3,837
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	55	773
Hillenbrand, Inc. (Machinery)	268	10,725
HilleVax, Inc.* (Biotechnology)	120	1,735
Hillman Solutions Corp.* (Machinery)	750	6,638
Hilltop Holdings, Inc. (Banks)	178	5,568
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	282	11,401
Himalaya Shipping, Ltd. (Marine Transportation)	114	1,044
Hims & Hers Health, Inc.* (Health Care Providers & Services)	724	14,618
Hingham Institution For Savings The (Banks)	6	1,073
Hippo Holdings, Inc.* (Insurance)	75	1,289
HireQuest, Inc. (Professional Services)	21	259
HNI Corp. (Commercial Services & Supplies)	179	8,059
Holley, Inc.* (Automobile Components)	178	637
Home Bancorp, Inc. (Banks)	27	1,080
Home BancShares, Inc. (Banks)	719	17,226
HomeStreet, Inc. (Banks)	70	798

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 151

Common Stocks, continued

	Shares	Value
HomeTrust Bancshares, Inc. (Banks)	56	$1,682
Hooker Furnishings Corp. (Household Durables)	40	579
Hope Bancorp, Inc. (Banks)	443	4,758
Horace Mann Educators Corp. (Insurance)	157	5,121
Horizon Bancorp, Inc. (Banks)	165	2,041
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	19	2,696
Hub Group, Inc.—Class A (Air Freight & Logistics)	233	10,030
Hudson Pacific Properties, Inc. (Office REITs)	522	2,511
Hudson Technologies, Inc.* (Trading Companies & Distributors)	170	1,494
Humacyte, Inc.* (Biotechnology)	336	1,613
Huron Consulting Group, Inc.* (Professional Services)	68	6,698
Hut 8 Corp.* (Software)	306	4,587
Hyliion Holdings Corp.* (Machinery)	538	872
Hyster-Yale, Inc. (Machinery)	44	3,068
I3 Verticals, Inc.*—Class A (Financial Services)	86	1,899
i-80 Gold Corp.* (Metals & Mining)	990	1,069
IBEX Holdings, Ltd.* (Professional Services)	34	550
Ibotta, Inc.*—Class A (Media)	29	2,180
ICF International, Inc. (Professional Services)	71	10,541
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	124	4,780
ICU Medical, Inc.* (Health Care Equipment & Supplies)	82	9,738
Ideaya Biosciences, Inc.* (Biotechnology)	285	10,006
IDT Corp.—Class B (Diversified Telecommunication Services)	59	2,119
IES Holdings, Inc.* (Construction & Engineering)	32	4,459
IGM Biosciences, Inc.* (Biotechnology)	58	398
iHeartMedia, Inc.*—Class A (Media)	394	429
Ilearningengines Holdings, Inc.* (Software)	112	1,017
IMAX Corp.* (Entertainment)	164	2,750
Immersion Corp. (Technology Hardware, Storage & Peripherals)	115	1,082
ImmunityBio, Inc.*(a) (Biotechnology)	541	3,419
Immunome, Inc.* (Biotechnology)	196	2,372
Immunovant, Inc.* (Biotechnology)	222	5,861
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	86	13,482
Inari Medical, Inc.* (Health Care Equipment & Supplies)	202	9,726
Independence Realty Trust, Inc. (Residential REITs)	863	16,174
Independent Bank Corp. (Banks)	76	2,052
Independent Bank Corp. (Banks)	162	8,217
Independent Bank Group, Inc. (Banks)	138	6,282
indie Semiconductor, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	626	3,862
Industrial Logistics Properties Trust (Industrial REITs)	249	916
Infinera Corp.* (Communications Equipment)	760	4,628
Information Services Group, Inc. (IT Services)	134	394
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	76	519
Ingevity Corp.* (Chemicals)	139	6,076

Common Stocks, continued

	Shares	Value
Ingles Markets, Inc.—Class A (Consumer Staples Distribution & Retail)	55	$3,774
Inhibrx Biosciences, Inc.* (Biotechnology)	40	567
Inmode, Ltd.* (Health Care Equipment & Supplies)	303	5,527
Inmune Bio, Inc.* (Biotechnology)	47	415
Innodata, Inc.* (Professional Services)	103	1,527
Innospec, Inc. (Chemicals)	95	11,741
Innovage Holding Corp.* (Health Care Providers & Services)	73	362
Innovative Industrial Properties, Inc. (Industrial REITs)	108	11,796
Innovid Corp.* (Media)	407	753
Innoviva, Inc.* (Pharmaceuticals)	211	3,460
Inogen, Inc.* (Health Care Equipment & Supplies)	90	732
Inovio Pharmaceuticals, Inc.* (Biotechnology)	97	784
Inozyme Pharma, Inc.* (Biotechnology)	197	879
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	106	21,026
Insmed, Inc.* (Biotechnology)	593	39,730
Insperity, Inc. (Professional Services)	137	12,496
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	84	769
Installed Building Products, Inc. (Household Durables)	91	18,718
Insteel Industries, Inc. (Building Products)	71	2,198
Instructure Holdings, Inc.* (Software)	84	1,966
Intapp, Inc.* (Software)	149	5,464
Integer Holdings Corp.* (Health Care Equipment & Supplies)	127	14,705
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	262	7,635
Integral Ad Science Holding Corp.* (Media)	276	2,683
Intellia Therapeutics, Inc.* (Biotechnology)	368	8,236
Inter Parfums, Inc. (Personal Care Products)	70	8,121
InterDigital, Inc. (Software)	97	11,306
Interface, Inc. (Commercial Services & Supplies)	219	3,215
International Bancshares Corp. (Banks)	206	11,785
International Game Technology PLC (Hotels, Restaurants & Leisure)	434	8,880
International Money Express, Inc.* (Financial Services)	121	2,522
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	154	9,106
Intrepid Potash, Inc.* (Chemicals)	42	984
Intuitive Machines, Inc.* (Aerospace & Defense)	109	360
InvenTrust Properties Corp. (Retail REITs)	260	6,438
Invesco Mortgage Capital, Inc. (Mortgage REITs)	187	1,752
Investar Holding Corp. (Banks)	35	539
Investors Title Co. (Insurance)	5	901
Invivyd, Inc.* (Biotechnology)	303	333
IonQ, Inc.*(a) (Technology Hardware, Storage & Peripherals)	757	5,322
Iovance Biotherapeutics, Inc.* (Biotechnology)	966	7,747
iRadimed Corp. (Health Care Equipment & Supplies)	31	1,362

See accompanying notes to the financial statements.

152 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	119	$12,809
iRobot Corp.* (Household Durables)	109	993
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	540	3,521
Ispire Technology, Inc.* (Tobacco)	73	584
iTeos Therapeutics, Inc.* (Biotechnology)	99	1,469
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	162	701
Itron, Inc.* (Electronic Equipment, Instruments & Components)	175	17,318
Ivanhoe Electric, Inc.* (Metals & Mining)	319	2,992
J & J Snack Foods Corp. (Food Products)	58	9,417
J Jill, Inc. (Specialty Retail)	18	629
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	75	3,821
Jackson Financial, Inc.—Class A (Financial Services)	292	21,683
JAKKS Pacific, Inc.* (Leisure Products)	30	537
James River Group Holdings, Ltd. (Insurance)	120	928
Jamf Holding Corp.* (Software)	283	4,670
Janus International Group, Inc.* (Building Products)	541	6,833
Janux Therapeutics, Inc.* (Biotechnology)	107	4,482
Jasper Therapeutics, Inc.* (Biotechnology)	43	976
JBG SMITH Properties (Office REITs)	339	5,163
JELD-WEN Holding, Inc.* (Building Products)	328	4,418
JetBlue Airways Corp.* (Passenger Airlines)	1,169	7,119
Joby Aviation, Inc.*(a) (Passenger Airlines)	1,534	7,822
John B Sanfilippo & Son, Inc. (Food Products)	34	3,304
John Bean Technologies Corp. (Machinery)	121	11,491
John Marshall Bancorp, Inc. (Banks)	48	837
John Wiley & Sons, Inc.—Class A (Media)	138	5,617
Johnson Outdoors, Inc.—Class A (Leisure Products)	18	630
Kadant, Inc. (Machinery)	45	13,220
Kaiser Aluminum Corp. (Metals & Mining)	61	5,362
Kaltura, Inc.* (Software)	367	440
KalVista Pharmaceuticals, Inc.* (Biotechnology)	145	1,708
Karat Packaging, Inc. (Trading Companies & Distributors)	26	769
KB Home (Household Durables)	257	18,037
Kearny Financial Corp. (Banks)	209	1,285
Kelly Services, Inc.—Class A (Professional Services)	118	2,526
Kennametal, Inc. (Machinery)	302	7,109
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	434	4,218
Keros Therapeutics, Inc.* (Biotechnology)	112	5,118
Kforce, Inc. (Professional Services)	71	4,411
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	94	2,066
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	146	6,050
Kingsway Financial Services, Inc.* (Insurance)	49	404
Kiniksa Pharmaceuticals International PLC* (Biotechnology)	142	2,651
Kite Realty Group Trust (Retail REITs)	829	18,552
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	224	2,027

Common Stocks, continued

	Shares	Value
Knife River Corp.* (Construction Materials)	217	$15,220
Knowles Corp.* (Electronic Equipment, Instruments & Components)	337	5,817
Kodiak Gas Services, Inc. (Energy Equipment & Services)	77	2,099
Kodiak Sciences, Inc.* (Biotechnology)	125	294
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	212	14,023
Koppers Holdings, Inc. (Chemicals)	78	2,885
Korn Ferry (Professional Services)	198	13,294
Korro Bio, Inc.* (Biotechnology)	23	779
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,786	9,894
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	565	11,306
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	327	3,519
Kronos Worldwide, Inc. (Chemicals)	83	1,042
Krystal Biotech, Inc.* (Biotechnology)	95	17,446
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	209	10,281
Kura Oncology, Inc.* (Biotechnology)	277	5,703
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	23	1,451
Kymera Therapeutics, Inc.* (Biotechnology)	170	5,075
Kyverna Therapeutics, Inc.* (Biotechnology)	64	480
L B Foster Co.*—Class A (Machinery)	35	753
Ladder Capital Corp. (Mortgage REITs)	433	4,889
Lakeland Financial Corp. (Banks)	95	5,844
Lancaster Colony Corp. (Food Products)	75	14,172
Lands' End, Inc.* (Specialty Retail)	54	734
Landsea Homes Corp.* (Household Durables)	69	634
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	260	20,875
LanzaTech Global, Inc.* (Commercial Services & Supplies)	427	790
Larimar Therapeutics, Inc.* (Biotechnology)	161	1,167
Latham Group, Inc.* (Leisure Products)	155	470
Laureate Education, Inc. (Diversified Consumer Services)	512	7,649
La-Z-Boy, Inc. (Household Durables)	164	6,114
LCI Industries (Automobile Components)	95	9,821
LCNB Corp. (Banks)	47	654
Legacy Housing Corp.* (Household Durables)	43	986
Legalzoom.com, Inc.* (Professional Services)	526	4,413
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	77	6,336
Lemonade, Inc.*(a) (Insurance)	197	3,251
LendingClub Corp.* (Consumer Finance)	417	3,528
LendingTree, Inc.* (Consumer Finance)	38	1,580
LENZ Therapeutics, Inc.* (Biotechnology)	48	830
Leonardo DRS, Inc.* (Aerospace & Defense)	281	7,168
Leslie's, Inc.* (Specialty Retail)	686	2,874
Lexeo Therapeutics, Inc.* (Biotechnology)	39	626
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	438	736
LGI Homes, Inc.* (Household Durables)	80	7,159
Liberty Energy, Inc. (Energy Equipment & Services)	616	12,868
See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 153

Common Stocks, continued

	Shares	Value
Liberty Latin America, Ltd.*—Class A (Diversified Telecommunication Services)	127	$1,220
Liberty Latin America, Ltd.*—Class C (Diversified Telecommunication Services)	514	4,945
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	225	4,237
Lifecore Biomedical, Inc.* (Life Sciences Tools & Services)	81	416
Lifemd, Inc.* (Health Care Technology)	132	906
LifeStance Health Group, Inc.* (Health Care Providers & Services)	455	2,234
Lifetime Brands, Inc. (Household Durables)	47	404
Lifeway Foods, Inc.* (Food Products)	17	217
Lifezone Metals, Ltd.* (Metals & Mining)	139	1,068
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	65	5,477
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	458	1,369
Limbach Holdings, Inc.* (Construction & Engineering)	39	2,220
Limoneira Co. (Food Products)	63	1,311
Lincoln Educational Services Corp.* (Diversified Consumer Services)	100	1,186
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	135	1,303
Lindsay Corp. (Machinery)	42	5,161
Lineage Cell Therapeutics, Inc.* (Biotechnology)	564	562
Linkbancorp, Inc. (Banks)	84	514
Lions Gate Entertainment Corp.*—Class A (Entertainment)	227	2,138
Lions Gate Entertainment Corp.*—Class B (Entertainment)	465	3,985
Liquidia Corp.* (Pharmaceuticals)	220	2,640
Liquidity Services, Inc.* (Commercial Services & Supplies)	82	1,638
LivaNova PLC* (Health Care Equipment & Supplies)	208	11,403
Live Oak Bancshares, Inc. (Banks)	132	4,628
LiveOne, Inc.* (Entertainment)	260	408
LiveRamp Holdings, Inc.* (Software)	249	7,704
Livewire Group, Inc.* (Automobiles)	69	529
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	123	3,325
LSB Industries, Inc.* (Chemicals)	204	1,669
LSI Industries, Inc. (Electrical Equipment)	107	1,548
LTC Properties, Inc. (Health Care REITs)	164	5,658
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	3,863	4,249
Luminar Technologies, Inc.*(a) (Automobile Components)	1,280	1,907
Luxfer Holdings PLC (Machinery)	102	1,182
LXP Industrial Trust (Industrial REITs)	1,109	10,114
Lyell Immunopharma, Inc.* (Biotechnology)	613	889
Lyra Therapeutics, Inc.* (Pharmaceuticals)	185	51
M/I Homes, Inc.* (Household Durables)	103	12,580
Macatawa Bank Corp. (Banks)	100	1,460
MacroGenics, Inc.* (Biotechnology)	235	999
Madison Square Garden Entertainment Corp.* (Entertainment)	149	5,100

Common Stocks, continued

	Shares	Value
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	67	$18,770
Magnite, Inc.* (Media)	480	6,379
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	661	16,750
Maiden Holdings, Ltd.* (Insurance)	336	692
Malibu Boats, Inc.*—Class A (Leisure Products)	77	2,698
Mama's Creations, Inc.* (Food Products)	126	849
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	93	305
MannKind Corp.* (Biotechnology)	1,012	5,283
Marathon Digital Holdings, Inc.* (Software)	1,044	20,723
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	422	3,021
Marcus & Millichap, Inc. (Real Estate Management & Development)	90	2,837
Marine Products Corp. (Leisure Products)	34	343
MarineMax, Inc.* (Specialty Retail)	82	2,654
MarketWise, Inc. (Capital Markets)	147	171
Marqeta, Inc.*—Class A (Financial Services)	1,779	9,749
Marten Transport, Ltd. (Ground Transportation)	222	4,096
Masterbrand, Inc.* (Building Products)	484	7,105
MasterCraft Boat Holdings, Inc.* (Leisure Products)	64	1,208
Materion Corp. (Metals & Mining)	79	8,542
Mativ Holdings, Inc. (Chemicals)	206	3,494
Matrix Service Co.* (Construction & Engineering)	101	1,003
Matson, Inc. (Marine Transportation)	130	17,025
Matterport, Inc.* (Software)	1,000	4,470
Matthews International Corp.—Class A (Commercial Services & Supplies)	113	2,831
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	29	639
MaxCyte, Inc.* (Life Sciences Tools & Services)	399	1,564
Maximus, Inc. (Professional Services)	233	19,969
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	302	6,082
Mayville Engineering Co., Inc.* (Machinery)	49	816
MBIA, Inc. (Insurance)	170	933
McGrath RentCorp (Trading Companies & Distributors)	93	9,909
Medallion Financial Corp. (Consumer Finance)	71	545
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	95	1,251
Medifast, Inc. (Personal Care Products)	41	895
Mediwound, Ltd.* (Pharmaceuticals)	31	481
MeiraGTx Holdings PLC* (Biotechnology)	148	623
Mercantile Bank Corp. (Banks)	60	2,434
Merchants Bancorp (Financial Services)	65	2,635
Mercury General Corp. (Insurance)	102	5,420
Mercury Systems, Inc.* (Aerospace & Defense)	209	5,641
MeridianLink, Inc.* (Software)	103	2,200
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	218	18,737
Meritage Homes Corp. (Household Durables)	137	22,174
Mersana Therapeutics, Inc.* (Biotechnology)	433	870

See accompanying notes to the financial statements.

154 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	20	$1,735
Metagenomi, Inc.* (Biotechnology)	24	98
Metallus, Inc.* (Metals & Mining)	163	3,304
Metals Acquisition, Ltd.*—Class A (Metals & Mining)	206	2,820
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	129	1,335
Metrocity Bankshares, Inc. (Banks)	70	1,848
Metropolitan Bank Holding Corp.* (Banks)	40	1,684
MFA Financial, Inc. (Mortgage REITs)	391	4,160
MGE Energy, Inc. (Electric Utilities)	139	10,386
MGP Ingredients, Inc. (Beverages)	54	4,018
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	788	835
Mid Penn Bancorp, Inc. (Banks)	57	1,251
Middlefield Banc Corp. (Banks)	28	673
Middlesex Water Co. (Water Utilities)	67	3,501
Midland States Bancorp, Inc. (Banks)	80	1,812
MidWestOne Financial Group, Inc. (Banks)	56	1,259
Miller Industries, Inc. (Machinery)	42	2,311
MillerKnoll, Inc. (Commercial Services & Supplies)	273	7,232
MiMedx Group, Inc.* (Biotechnology)	453	3,139
Mind Medicine Mindmed, Inc.* (Pharmaceuticals)	275	1,983
Minerals Technologies, Inc. (Chemicals)	123	10,229
Mineralys Therapeutics, Inc.* (Biotechnology)	109	1,275
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	763	8,195
Mirum Pharmaceuticals, Inc.* (Biotechnology)	150	5,129
Mission Produce, Inc.* (Food Products)	166	1,640
Mister Car Wash, Inc.* (Diversified Consumer Services)	357	2,542
Mistras Group, Inc.* (Professional Services)	79	655
Mitek Systems, Inc.* (Software)	177	1,979
Modine Manufacturing Co.* (Automobile Components)	197	19,736
ModivCare, Inc.* (Health Care Providers & Services)	43	1,128
Moelis & Co.—Class A (Capital Markets)	270	15,352
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	50	3,407
Mondee Holdings, Inc.* (Hotels, Restaurants & Leisure)	145	348
Moneylion, Inc.* (Consumer Finance)	32	2,353
Monro, Inc. (Specialty Retail)	114	2,720
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	252	1,436
Monte Rosa Therapeutics, Inc.* (Biotechnology)	116	434
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	121	5,392
Moog, Inc.—Class A (Aerospace & Defense)	108	18,068
Morphic Holding, Inc.* (Biotechnology)	152	5,179
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	58	1,442
Mr. Cooper Group, Inc.* (Financial Services)	244	19,819
MRC Global, Inc.* (Trading Companies & Distributors)	322	4,157
Mueller Industries, Inc. (Machinery)	427	24,313

Common Stocks, continued

	Shares	Value
Mueller Water Products, Inc.—Class A (Machinery)	593	$10,627
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	554	22,846
MVB Financial Corp. (Banks)	44	820
Myers Industries, Inc. (Containers & Packaging)	140	1,873
MYR Group, Inc.* (Construction & Engineering)	63	8,550
Myriad Genetics, Inc.* (Biotechnology)	341	8,341
N-able, Inc.* (Software)	273	4,158
Nabors Industries, Ltd.* (Energy Equipment & Services)	35	2,491
NACCO Industries, Inc.—Class A (Oil, Gas & Consumable Fuels)	16	443
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	207	1,519
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	134	6,961
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	11	746
National Bank Holdings Corp.—Class A (Banks)	141	5,506
National Bankshares, Inc. (Banks)	22	622
National Beverage Corp. (Beverages)	90	4,612
National CineMedia, Inc.* (Media)	271	1,190
National Health Investors, Inc. (Health Care REITs)	160	10,837
National HealthCare Corp. (Health Care Providers & Services)	48	5,203
National Presto Industries, Inc. (Aerospace & Defense)	20	1,503
National Research Corp. (Health Care Providers & Services)	58	1,331
National Vision Holdings, Inc.* (Specialty Retail)	297	3,888
National Western Life Group, Inc.—Class A (Insurance)	9	4,472
Natural Gas Services Group, Inc.* (Energy Equipment & Services)	41	825
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	36	763
Nature's Sunshine Products, Inc.* (Personal Care Products)	49	738
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	186	435
Navient Corp. (Consumer Finance)	308	4,484
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	482	1,894
Nb BanCorp, Inc.* (Banks)	149	2,247
NBT Bancorp, Inc. (Banks)	176	6,794
NCR Atleos Corp.* (Financial Services)	275	7,431
NCR Voyix Corp.* (Software)	555	6,854
Nektar Therapeutics* (Pharmaceuticals)	681	844
Nelnet, Inc.—Class A (Consumer Finance)	55	5,547
Neogen Corp.* (Health Care Equipment & Supplies)	833	13,020
NeoGenomics, Inc.* (Health Care Providers & Services)	487	6,755

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 155

Common Stocks, continued

	Shares	Value
NerdWallet, Inc.*—Class A (Consumer Finance)	148	$2,161
Nerdy, Inc.* (Diversified Consumer Services)	278	464
Net Lease Office Properties* (Office REITs)	57	1,403
Net Power, Inc.* (Electrical Equipment)	81	796
NETGEAR, Inc.* (Communications Equipment)	108	1,652
NetScout Systems, Inc.* (Communications Equipment)	264	4,829
NETSTREIT Corp. (Retail REITs)	281	4,524
Neumora Therapeutics, Inc.* (Pharmaceuticals)	321	3,155
Neurogene, Inc.* (Biotechnology)	39	1,419
NeuroPace, Inc.* (Health Care Equipment & Supplies)	52	393
Nevro Corp.* (Health Care Equipment & Supplies)	138	1,162
New Jersey Resources Corp. (Gas Utilities)	375	16,028
New York Community Bancorp, Inc. (Banks)	2,904	9,351
New York Mortgage Trust, Inc. (Mortgage REITs)	346	2,022
Newmark Group, Inc.—Class A (Real Estate Management & Development)	521	5,330
Newpark Resources, Inc.* (Energy Equipment & Services)	316	2,626
NewtekOne, Inc. (Financial Services)	89	1,119
NexPoint Diversified Real Estate Trust* (Diversified REITs)	122	675
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	31	425
NexPoint Residential Trust, Inc. (Residential REITs)	87	3,437
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	441	3,502
Nextdoor Holdings, Inc.* (Interactive Media & Services)	666	1,851
NextNav, Inc.* (Software)	286	2,319
NEXTracker, Inc.*—Class A (Electrical Equipment)	445	20,861
NI Holdings, Inc.* (Insurance)	30	459
Nicolet Bankshares, Inc. (Banks)	51	4,235
Nikola Corp.* (Machinery)	1	8
Nkarta, Inc.* (Biotechnology)	202	1,194
NL Industries, Inc. (Commercial Services & Supplies)	32	193
nLight, Inc.* (Electronic Equipment, Instruments & Components)	176	1,924
NMI Holdings, Inc.* (Financial Services)	303	10,314
NN, Inc.* (Machinery)	176	528
Noble Corp. PLC (Energy Equipment & Services)	437	19,511
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	778	3,096
Northeast Bank (Banks)	25	1,522
Northeast Community Bancorp, Inc. (Banks)	47	838
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	379	14,087
Northern Technologies International Corp. (Chemicals)	30	497
Northfield Bancorp, Inc. (Banks)	150	1,422
Northrim Bancorp, Inc. (Banks)	20	1,153

Common Stocks, continued

	Shares	Value
Northwest Bancshares, Inc. (Banks)	486	$5,613
Northwest Natural Holding Co. (Gas Utilities)	145	5,236
Northwest Pipe Co.* (Construction & Engineering)	37	1,257
Northwestern Energy Group, Inc. (Multi-Utilities)	235	11,769
Norwood Financial Corp. (Banks)	28	711
Novagold Resources, Inc.* (Metals & Mining)	931	3,221
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	137	22,346
Novavax, Inc.*(a) (Biotechnology)	539	6,824
Novocure, Ltd.* (Health Care Equipment & Supplies)	406	6,955
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	189	1,992
Nurix Therapeutics, Inc.* (Biotechnology)	231	4,821
NuScale Power Corp.*(a) (Electrical Equipment)	296	3,460
Nuvalent, Inc.*—Class A (Biotechnology)	122	9,255
Nuvation Bio, Inc.* (Pharmaceuticals)	685	2,000
NV5 Global, Inc.* (Professional Services)	55	5,113
NVE Corp. (Semiconductors & Semiconductor Equipment)	18	1,344
Oak Valley Bancorp (Banks)	26	649
Oceaneering International, Inc.* (Energy Equipment & Services)	386	9,133
OceanFirst Financial Corp. (Banks)	220	3,496
Ocugen, Inc.* (Biotechnology)	977	1,514
Ocular Therapeutix, Inc.* (Pharmaceuticals)	594	4,063
Offerpad Solutions, Inc.* (Real Estate Management & Development)	40	177
OFG Bancorp (Banks)	177	6,629
O-I Glass, Inc.* (Containers & Packaging)	591	6,577
Oil States International, Inc.* (Energy Equipment & Services)	234	1,039
Oil-Dri Corp. of America (Household Products)	19	1,218
Olaplex Holdings, Inc.* (Personal Care Products)	529	815
Old National Bancorp (Banks)	1,201	20,644
Old Second Bancorp, Inc. (Banks)	166	2,458
Olema Pharmaceuticals, Inc.* (Biotechnology)	152	1,645
Olo, Inc.*—Class A (Software)	400	1,768
Olympic Steel, Inc. (Metals & Mining)	42	1,883
Omega Flex, Inc. (Machinery)	14	718
Omeros Corp.* (Pharmaceuticals)	213	865
OmniAb, Inc.* (Life Sciences Tools & Services)	352	1,320
Omnicell, Inc.* (Health Care Equipment & Supplies)	174	4,710
ON24, Inc.* (Software)	105	631
ONE Gas, Inc. (Gas Utilities)	215	13,728
One Liberty Properties, Inc. (Diversified REITs)	61	1,432
OneSpan, Inc.* (Software)	145	1,859
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	383	5,887
OneWater Marine, Inc.* (Specialty Retail)	46	1,268
Onity Group, Inc.* (Financial Services)	25	600
Ooma, Inc.* (Diversified Telecommunication Services)	94	933
Open Lending Corp.* (Capital Markets)	390	2,176
Opendoor Technologies, Inc.* (Real Estate Management & Development)	2,365	4,352

See accompanying notes to the financial statements.

156 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
OPENLANE, Inc.* (Commercial Services & Supplies)	410	$6,802
OPKO Health, Inc.*(a) (Health Care Providers & Services)	1,243	1,554
OppFi, Inc. (Consumer Finance)	69	234
OptimizeRx Corp.* (Health Care Technology)	67	670
Option Care Health, Inc.* (Health Care Providers & Services)	666	18,448
Orange County Bancorp, Inc. (Banks)	20	1,058
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	285	1,214
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	89	725
Orchid Island Capital, Inc. (Mortgage REITs)	203	1,693
Organogenesis Holdings, Inc.* (Biotechnology)	276	773
ORIC Pharmaceuticals, Inc.* (Biotechnology)	235	1,661
Origin Bancorp, Inc. (Banks)	112	3,553
Orion Group Holdings, Inc.* (Construction & Engineering)	117	1,113
Orion Office REIT, Inc. (Office REITs)	214	768
Orion SA (Chemicals)	220	4,827
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	206	14,770
Orrstown Financial Services, Inc. (Banks)	70	1,915
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	129	1,711
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	62	1,783
Oscar Health, Inc.*—Class A (Insurance)	742	11,738
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	62	8,526
Otter Tail Corp. (Electric Utilities)	158	13,839
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	165	1,622
Outbrain, Inc.* (Interactive Media & Services)	147	732
Outfront Media, Inc. (Specialized REITs)	565	8,080
Outlook Therapeutics, Inc.* (Biotechnology)	30	221
Overseas Shipholding Group, Inc.—Class A (Oil, Gas & Consumable Fuels)	186	1,577
Ovid Therapeutics, Inc.* (Biotechnology)	225	173
Owens & Minor, Inc.* (Health Care Providers & Services)	288	3,888
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	57	5,709
P10, Inc.—Class A (Capital Markets)	159	1,348
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,044	1,430
Pacific Premier Bancorp, Inc. (Banks)	366	8,407
Pacira BioSciences, Inc.* (Pharmaceuticals)	175	5,007
Pacs Group, Inc.* (Health Care Providers & Services)	95	2,803
Pactiv Evergreen, Inc. (Containers & Packaging)	154	1,743
Pagaya Technologies, Ltd.*—Class A (Software)	154	1,965
PagerDuty, Inc.* (Software)	341	7,819
Pagseguro Digital, Ltd.*—Class A (Financial Services)	720	8,417
Palomar Holdings, Inc.* (Insurance)	93	7,547

Common Stocks, continued

	Shares	Value
PAM Transportation Services, Inc.* (Ground Transportation)	23	$400
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	120	940
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	127	5,966
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	219	5,530
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	129	6,075
Paragon 28, Inc.* (Health Care Equipment & Supplies)	180	1,231
Paramount Group, Inc. (Office REITs)	704	3,260
Park Aerospace Corp. (Aerospace & Defense)	71	971
Park National Corp. (Banks)	55	7,829
Parke Bancorp, Inc. (Banks)	40	696
Park-Ohio Holdings Corp. (Machinery)	33	854
Pathward Financial, Inc. (Banks)	98	5,544
Patria Investments, Ltd.—Class A (Capital Markets)	210	2,533
Patrick Industries, Inc. (Automobile Components)	82	8,901
Patterson Cos., Inc. (Health Care Providers & Services)	307	7,405
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,524	15,789
Payoneer Global, Inc.* (Financial Services)	1,081	5,989
Paysafe, Ltd.* (Financial Services)	123	2,175
Paysign, Inc.* (Financial Services)	126	543
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	396	18,224
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	44	2,825
PCB Bancorp (Banks)	42	684
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	119	4,329
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	489	10,817
Peakstone Realty Trust (Office REITs)	139	1,473
Peapack-Gladstone Financial Corp. (Banks)	64	1,450
Pebblebrook Hotel Trust (Hotel & Resort REITs)	456	6,270
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	322	2,431
Peloton Interactive, Inc.*—Class A (Leisure Products)	1,291	4,364
PennyMac Financial Services, Inc. (Financial Services)	102	9,649
PennyMac Mortgage Investment Trust (Mortgage REITs)	332	4,565
Peoples Bancorp of North Carolina, Inc. (Banks)	17	496
Peoples Bancorp, Inc. (Banks)	132	3,960
Peoples Financial Services Corp. (Banks)	35	1,594
PepGen, Inc.* (Biotechnology)	59	942
Perdoceo Education Corp. (Diversified Consumer Services)	250	5,355
Perella Weinberg Partners (Capital Markets)	201	3,266
Perficient, Inc.* (IT Services)	132	9,872

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 157

Common Stocks, continued

	Shares	Value
Performant Financial Corp.* (Commercial Services & Supplies)	270	$783
Perimeter Solutions SA* (Chemicals)	511	4,001
Perma-Fix Environmental Services, Inc.* (Commercial Services & Supplies)	48	486
Perpetua Resources Corp.* (Metals & Mining)	147	764
Perspective Therapeutics, Inc.* (Biotechnology)	180	1,795
Petco Health & Wellness Co., Inc.* (Specialty Retail)	317	1,198
PetIQ, Inc.* (Health Care Providers & Services)	103	2,272
Phathom Pharmaceuticals, Inc.*(a) (Pharmaceuticals)	130	1,339
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	78	1,308
Phillips Edison & Co., Inc. (Retail REITs)	469	15,341
Phinia, Inc. (Automobile Components)	173	6,809
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	235	5,797
Phreesia, Inc.* (Health Care Technology)	194	4,113
Piedmont Lithium, Inc.* (Metals & Mining)	69	689
Piedmont Office Realty Trust, Inc.—Class A (Office REITs)	471	3,415
Pioneer Bancorp, Inc.* (Banks)	44	440
Piper Sandler Cos. (Capital Markets)	66	15,191
Pitney Bowes, Inc. (Commercial Services & Supplies)	613	3,114
PJT Partners, Inc.—Class A (Capital Markets)	90	9,712
Planet Labs PBC* (Professional Services)	643	1,196
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	150	1,725
Playstudios, Inc.* (Entertainment)	336	696
Plexus Corp.* (Electronic Equipment, Instruments & Components)	104	10,731
Pliant Therapeutics, Inc.* (Pharmaceuticals)	217	2,333
Plug Power, Inc.* (Electrical Equipment)	2,409	5,613
Plumas Bancorp (Banks)	21	756
Plymouth Industrial REIT, Inc. (Industrial REITs)	153	3,271
PNM Resources, Inc. (Electric Utilities)	344	12,714
Ponce Financial Group, Inc.* (Banks)	74	676
Porch Group, Inc.* (Software)	295	445
Portillo's, Inc.*—Class A (Hotels, Restaurants & Leisure)	206	2,002
Portland General Electric Co. (Electric Utilities)	388	16,778
Poseida Therapeutics, Inc.* (Biotechnology)	262	765
Postal Realty Trust, Inc.—Class A (Office REITs)	82	1,093
Potbelly Corp.* (Hotels, Restaurants & Leisure)	105	843
PotlatchDeltic Corp. (Specialized REITs)	303	11,935
Powell Industries, Inc. (Electrical Equipment)	36	5,162
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	216	15,161
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	345	1,577
PowerSchool Holdings, Inc.* (Software)	227	5,083
PRA Group, Inc.* (Consumer Finance)	148	2,910
Prairie Operating Co.* (Software)	16	174
Praxis Precision Medicines, Inc.* (Biotechnology)	66	2,730
Precigen, Inc.* (Biotechnology)	483	763

Common Stocks, continued

	Shares	Value
Preferred Bank (Banks)	47	$3,548
Preformed Line Products Co. (Electrical Equipment)	9	1,121
Prelude Therapeutics, Inc.* (Biotechnology)	50	191
Premier Financial Corp. (Banks)	135	2,762
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	189	13,014
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	96	7,795
Prime Medicine, Inc.* (Biotechnology)	216	1,110
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	3	319
Primis Financial Corp. (Banks)	77	807
Primo Water Corp. (Beverages)	603	13,181
Primoris Services Corp. (Construction & Engineering)	204	10,178
Princeton Bancorp, Inc. (Banks)	19	629
Priority Technology Holdings, Inc.* (Financial Services)	69	364
Privia Health Group, Inc.* (Health Care Providers & Services)	389	6,761
ProAssurance Corp.* (Insurance)	206	2,517
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	162	9,897
ProFrac Holding Corp.*—Class A (Energy Equipment & Services)	85	630
PROG Holdings, Inc. (Consumer Finance)	162	5,618
Progress Software Corp. (Software)	164	8,899
Progyny, Inc.* (Health Care Providers & Services)	322	9,212
ProKidney Corp.* (Biotechnology)	241	593
ProPetro Holding Corp.* (Energy Equipment & Services)	346	3,000
PROS Holdings, Inc.* (Software)	175	5,014
Protagonist Therapeutics, Inc.* (Biotechnology)	223	7,727
Prothena Corp. PLC* (Biotechnology)	162	3,344
Proto Labs, Inc.* (Machinery)	98	3,027
Provident Bancorp, Inc.* (Banks)	60	611
Provident Financial Services, Inc. (Banks)	481	6,902
PTC Therapeutics, Inc.* (Biotechnology)	291	8,899
PubMatic, Inc.*—Class A (Media)	160	3,250
Pulmonx Corp.* (Health Care Equipment & Supplies)	145	919
Pulse Biosciences, Inc.*(a) (Health Care Equipment & Supplies)	70	783
Puma Biotechnology, Inc.* (Biotechnology)	158	515
Pure Cycle Corp.* (Water Utilities)	79	754
PureCycle Technologies, Inc.* (Chemicals)	471	2,788
Purple Innovation, Inc.* (Household Durables)	217	226
Pyxis Oncology, Inc.* (Biotechnology)	186	616
Q2 Holdings, Inc.* (Software)	225	13,574
Q32 Bio, Inc.* (Biotechnology)	23	413
QCR Holdings, Inc. (Banks)	63	3,780
Quad/Graphics, Inc. (Commercial Services & Supplies)	115	627
Quaker Chemical Corp. (Chemicals)	53	8,994
Qualys, Inc.* (Software)	142	20,249
Quanex Building Products Corp. (Building Products)	126	3,484

See accompanying notes to the financial statements.

158 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Quanterix Corp.* (Life Sciences Tools & Services)	137	$1,810
Quantum-Si, Inc.* (Life Sciences Tools & Services)	382	401
Quest Resource Holding Corp.* (Commercial Services & Supplies)	66	581
Quicklogic Corp.* (Semiconductors & Semiconductor Equipment)	53	551
QuinStreet, Inc.* (Interactive Media & Services)	201	3,335
Quipt Home Medical Corp.* (Health Care Providers & Services)	156	502
Qurate Retail, Inc.*—Class B (Broadline Retail)	4	17
Rackspace Technology, Inc.* (IT Services)	255	760
Radian Group, Inc. (Financial Services)	578	17,975
Radiant Logistics, Inc.* (Air Freight & Logistics)	136	774
Radius Recycling, Inc. (Metals & Mining)	101	1,542
RadNet, Inc.* (Health Care Providers & Services)	252	14,848
Ramaco Resources, Inc.—Class A (Metals & Mining)	101	1,257
Ramaco Resources, Inc.—Class B (Metals & Mining)	19	206
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	415	24,384
Ranger Energy Services, Inc. (Energy Equipment & Services)	63	663
Ranpak Holdings Corp.* (Containers & Packaging)	164	1,055
Rapid7, Inc.* (Software)	236	10,202
RAPT Therapeutics, Inc.* (Biotechnology)	115	351
Rayonier Advanced Materials, Inc.* (Chemicals)	244	1,327
RBB Bancorp (Banks)	65	1,223
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	33	1,437
RE/MAX Holdings, Inc. (Real Estate Management & Development)	68	551
Ready Capital Corp. (Mortgage REITs)	617	5,047
Recursion Pharmaceuticals, Inc.*(a)—Class A (Biotechnology)	789	5,918
Red River Bancshares, Inc. (Banks)	18	864
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	188	10,327
Red Violet, Inc.* (Software)	42	1,067
Redfin Corp.* (Real Estate Management & Development)	448	2,692
Redwire Corp.* (Aerospace & Defense)	86	617
Redwood Trust, Inc. (Mortgage REITs)	503	3,264
REGENXBIO, Inc.* (Biotechnology)	176	2,059
Regional Management Corp. (Consumer Finance)	31	891
Regulus Therapeutics, Inc.* (Biotechnology)	241	430
Rekor Systems, Inc.* (Software)	271	420
Relay Therapeutics, Inc.* (Biotechnology)	380	2,478
Remitly Global, Inc.* (Financial Services)	554	6,714
Renasant Corp. (Banks)	211	6,444
Renovaro, Inc.* (Biotechnology)	186	326
Repay Holdings Corp.* (Financial Services)	345	3,643
Replimune Group, Inc.* (Biotechnology)	192	1,728

Common Stocks, continued

	Shares	Value
ReposiTrak, Inc. (Software)	45	$688
Republic Bancorp, Inc.—Class A (Banks)	32	1,716
Reservoir Media, Inc.* (Entertainment)	74	585
Resideo Technologies, Inc.* (Building Products)	557	10,895
Resources Connection, Inc. (Professional Services)	123	1,358
Retail Opportunity Investments Corp. (Retail REITs)	473	5,879
REV Group, Inc. (Machinery)	196	4,878
Revance Therapeutics, Inc.* (Pharmaceuticals)	397	1,020
REVOLUTION Medicines, Inc.* (Biotechnology)	582	22,586
Revolve Group, Inc.* (Specialty Retail)	146	2,323
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	59	2,690
RGC Resources, Inc. (Gas Utilities)	32	654
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	209	8,582
Ribbon Communications, Inc.* (Communications Equipment)	346	1,138
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	47	559
Rigel Pharmaceuticals, Inc.* (Biotechnology)	67	547
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	540	578
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	43	1,217
Rimini Street, Inc.* (Software)	203	623
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	566	957
Riot Platforms, Inc.* (Software)	1,036	9,469
RLJ Lodging Trust (Hotel & Resort REITs)	582	5,605
Roadzen, Inc.* (Software)	58	129
Rocket Lab USA, Inc.* (Aerospace & Defense)	1,328	6,374
Rocket Pharmaceuticals, Inc.* (Biotechnology)	251	5,404
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	28	1,035
Rogers Corp.* (Electronic Equipment, Instruments & Components)	72	8,684
Root, Inc.*—Class A (Insurance)	33	1,703
RPC, Inc. (Energy Equipment & Services)	324	2,025
RumbleON, Inc.*—Class B (Specialty Retail)	61	250
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	232	9,714
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	34	1,334
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	290	2,781
RXO, Inc.* (Ground Transportation)	445	11,636
RxSight, Inc.* (Health Care Equipment & Supplies)	130	7,822
Ryerson Holding Corp. (Metals & Mining)	111	2,165
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	224	22,368
S&T Bancorp, Inc. (Banks)	145	4,842
Sable Offshore Corp.* (Oil, Gas & Consumable Fuels)	193	2,909
Sabra Health Care REIT, Inc. (Health Care REITs)	883	13,597
Sabre Corp.* (Hotels, Restaurants & Leisure)	1,436	3,834

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 159

Common Stocks, continued

	Shares	Value
Safe Bulkers, Inc. (Marine Transportation)	241	$1,403
Safehold, Inc. (Specialized REITs)	198	3,819
Safety Insurance Group, Inc. (Insurance)	56	4,202
Sage Therapeutics, Inc.* (Biotechnology)	206	2,237
Sally Beauty Holdings, Inc.* (Specialty Retail)	399	4,281
Sana Biotechnology, Inc.* (Biotechnology)	505	2,757
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	15	423
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	123	1,590
Sandy Spring Bancorp, Inc. (Banks)	168	4,092
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	209	13,846
Sapiens International Corp. N.V. (Software)	117	3,970
Saul Centers, Inc. (Retail REITs)	40	1,471
Savara, Inc.* (Biotechnology)	370	1,491
Savers Value Village, Inc.* (Broadline Retail)	89	1,089
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	95	4,209
Scholar Rock Holding Corp.* (Biotechnology)	261	2,174
Scholastic Corp. (Media)	90	3,192
Schrodinger, Inc.* (Health Care Technology)	212	4,100
Scilex Holding Co.* (Pharmaceuticals)	279	538
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	179	14,551
scPharmaceuticals, Inc.* (Pharmaceuticals)	108	470
Seacoast Banking Corp. of Florida (Banks)	322	7,612
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	93	1,255
Seadrill, Ltd.* (Energy Equipment & Services)	284	14,626
Select Medical Holdings Corp. (Health Care Providers & Services)	408	14,304
Select Water Solutions, Inc. (Energy Equipment & Services)	348	3,724
Selective Insurance Group, Inc. (Insurance)	232	21,769
Selectquote, Inc.* (Insurance)	511	1,410
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	18	619
SEMrush Holdings, Inc.*—Class A (Software)	138	1,848
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	247	7,380
Seneca Foods Corp.*—Class A (Food Products)	18	1,033
Sensient Technologies Corp. (Chemicals)	161	11,945
Sera Prognostics, Inc.*—Class A (Biotechnology)	105	622
Service Properties Trust (Hotel & Resort REITs)	630	3,238
ServisFirst Bancshares, Inc. (Banks)	194	12,259
SES AI Corp.* (Electrical Equipment)	497	621
Seven Hills Realty Trust (Mortgage REITs)	49	621
Sezzle, Inc.* (Financial Services)	9	794
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	430	5,968
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	145	13,049
Shattuck Labs, Inc.* (Biotechnology)	149	575
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	186	3,037
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	655	4,087

Common Stocks, continued

	Shares	Value
Shoe Carnival, Inc. (Specialty Retail)	68	$2,509
Shore Bancshares, Inc. (Banks)	117	1,340
Shutterstock, Inc. (Interactive Media & Services)	95	3,677
SI-BONE, Inc.* (Health Care Equipment & Supplies)	155	2,004
Sierra Bancorp (Banks)	50	1,119
SIGA Technologies, Inc. (Pharmaceuticals)	177	1,343
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	134	894
Signet Jewelers, Ltd. (Specialty Retail)	163	14,602
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	121	13,386
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	150	4,056
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	82	3,102
Silvercrest Asset Management Group, Inc.—Class A (Capital Markets)	36	561
Simmons First National Corp.—Class A (Banks)	474	8,333
Simulations Plus, Inc. (Health Care Technology)	61	2,966
Sinclair, Inc. (Media)	122	1,626
SiriusPoint, Ltd.* (Insurance)	376	4,587
SITE Centers Corp. (Retail REITs)	725	10,513
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	70	8,707
Sitio Royalties Corp.—Class A (Oil, Gas & Consumable Fuels)	315	7,437
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	279	9,246
SJW Group (Water Utilities)	124	6,723
Sky Harbour Group Corp.* (Transportation Infrastructure)	43	398
Skye Bioscience, Inc.* (Biotechnology)	66	529
Skyline Champion Corp.* (Household Durables)	205	13,889
Skyward Specialty Insurance Group, Inc.* (Insurance)	142	5,138
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	104	796
SkyWest, Inc.* (Passenger Airlines)	151	12,392
SL Green Realty Corp. (Office REITs)	254	14,386
Sleep Number Corp.* (Specialty Retail)	82	785
SM Energy Co. (Oil, Gas & Consumable Fuels)	437	18,892
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	196	4,483
SmartFinancial, Inc. (Banks)	61	1,444
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	737	1,761
Smith & Wesson Brands, Inc. (Leisure Products)	174	2,495
Smith-Midland Corp.* (Construction Materials)	17	471
Solaris Oilfield Infrastructure, Inc.—Class A (Energy Equipment & Services)	96	824
Solarmax Technology, Inc.* (Electrical Equipment)	19	63

See accompanying notes to the financial statements.

160 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
SolarWinds Corp. (Software)	208	$2,506
Soleno Therapeutics, Inc.* (Biotechnology)	84	3,427
Solid Biosciences, Inc.* (Biotechnology)	86	488
Solid Power, Inc.* (Automobile Components)	595	982
Solidion Technology, Inc.* (Electrical Equipment)	34	19
Solo Brands, Inc.*—Class A (Leisure Products)	62	141
Sonic Automotive, Inc.—Class A (Specialty Retail)	56	3,050
Sonida Senior Living, Inc.* (Health Care Providers & Services)	13	358
Sonos, Inc.* (Household Durables)	470	6,937
SoundHound AI, Inc.*—Class A (Software)	1,083	4,278
SoundThinking, Inc.* (Software)	38	463
South Plains Financial, Inc. (Banks)	45	1,215
Southern California BanCorp* (Banks)	46	620
Southern First Bancshares, Inc.* (Banks)	29	848
Southern Missouri Bancorp, Inc. (Banks)	36	1,620
Southern States Bancshares, Inc. (Banks)	32	868
Southland Holdings, Inc.* (Construction & Engineering)	38	174
Southside Bancshares, Inc. (Banks)	110	3,037
SouthState Corp. (Banks)	290	22,161
Southwest Gas Holdings, Inc. (Gas Utilities)	232	16,328
SpartanNash Co. (Consumer Staples Distribution & Retail)	131	2,458
Sphere Entertainment Co.* (Entertainment)	101	3,541
Spire Global, Inc.* (Professional Services)	85	921
Spire, Inc. (Gas Utilities)	206	12,510
Spirit Airlines, Inc.(a) (Passenger Airlines)	419	1,534
Spok Holdings, Inc. (Wireless Telecommunication Services)	70	1,037
SpringWorks Therapeutics, Inc.* (Biotechnology)	262	9,870
Sprinklr, Inc.*—Class A (Software)	392	3,771
Sprout Social, Inc.*—Class A (Software)	189	6,744
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	385	32,208
SPS Commerce, Inc.* (Software)	142	26,720
SPX Technologies, Inc.* (Machinery)	172	24,449
Spyre Therapeutics, Inc.* (Biotechnology)	132	3,103
Squarespace, Inc.*—Class A (IT Services)	232	10,123
SSR Mining, Inc. (Metals & Mining)	775	3,495
STAAR Surgical Co.* (Health Care Equipment & Supplies)	189	8,998
Stagwell, Inc.* (Media)	346	2,360
Standard BioTools, Inc.* (Life Sciences Tools & Services)	1,152	2,039
Standard Motor Products, Inc. (Automobile Components)	83	2,302
Standex International Corp. (Machinery)	44	7,091
Star Holdings* (Diversified REITs)	49	591
Steelcase, Inc.—Class A (Commercial Services & Supplies)	353	4,575
Stellar Bancorp, Inc. (Banks)	188	4,316
Stem, Inc.* (Electrical Equipment)	579	643
Stepan Co. (Chemicals)	82	6,885
StepStone Group, Inc.—Class A (Capital Markets)	204	9,362
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	209	380

Common Stocks, continued

	Shares	Value
Sterling Bancorp, Inc.* (Banks)	81	$424
Sterling Check Corp.* (Professional Services)	126	1,865
Sterling Infrastructure, Inc.* (Construction & Engineering)	115	13,609
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	277	11,716
Stewart Information Services Corp. (Insurance)	103	6,394
Stitch Fix, Inc.*—Class A (Specialty Retail)	343	1,423
Stock Yards Bancorp, Inc. (Banks)	98	4,868
Stoke Therapeutics, Inc.* (Biotechnology)	136	1,837
StoneCo, Ltd.*—Class A (Financial Services)	1,093	13,105
Stoneridge, Inc.* (Automobile Components)	104	1,660
StoneX Group, Inc.* (Capital Markets)	105	7,908
Strategic Education, Inc. (Diversified Consumer Services)	85	9,406
Stratus Properties, Inc.* (Real Estate Management & Development)	21	530
Strawberry Fields REIT, Inc. (Health Care REITs)	22	251
Stride, Inc.* (Diversified Consumer Services)	163	11,491
Sturm Ruger & Co., Inc. (Leisure Products)	65	2,707
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	401	2,402
Summit Materials, Inc.*—Class A (Construction Materials)	462	16,914
Summit Therapeutics, Inc.*(a) (Biotechnology)	334	2,605
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	151	1,897
SunCoke Energy, Inc. (Metals & Mining)	320	3,136
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	415	2,316
SunOpta, Inc.* (Food Products)	350	1,890
SunPower Corp.*(a) (Electrical Equipment)	335	992
Sunrun, Inc.* (Electrical Equipment)	834	9,891
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	776	8,117
Super Group SGHC, Ltd.* (Hotels, Restaurants & Leisure)	572	1,848
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	50	946
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	192	5,136
Surgery Partners, Inc.* (Health Care Providers & Services)	293	6,970
Surmodics, Inc.* (Health Care Equipment & Supplies)	53	2,228
Sutro Biopharma, Inc.* (Biotechnology)	312	914
Sweetgreen, Inc.*—Class A (Hotels, Restaurants & Leisure)	377	11,363
SWK Holdings Corp.* (Financial Services)	13	221
Sylvamo Corp. (Paper & Forest Products)	134	9,193
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	149	13,142
Syndax Pharmaceuticals, Inc.* (Biotechnology)	314	6,446
System1, Inc.* (Interactive Media & Services)	89	135
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	90	1,075
Talkspace, Inc.* (Health Care Providers & Services)	469	1,079

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 161

Common Stocks, continued

	Shares	Value
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	565	$6,865
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	247	9,952
Tanger, Inc. (Retail REITs)	406	11,007
Tango Therapeutics, Inc.* (Biotechnology)	182	1,562
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	126	1,097
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	140	3,805
Taylor Devices, Inc.* (Machinery)	9	405
Taylor Morrison Home Corp.* (Household Durables)	396	21,955
Taysha Gene Therapies, Inc.* (Biotechnology)	611	1,369
TechTarget, Inc.* (Media)	99	3,086
Tecnoglass, Inc. (Building Products)	86	4,315
Teekay Corp.* (Oil, Gas & Consumable Fuels)	218	1,955
Teekay Tankers, Ltd.—Class A (Oil, Gas & Consumable Fuels)	92	6,331
TEGNA, Inc. (Media)	673	9,382
Tejon Ranch Co.* (Real Estate Management & Development)	80	1,365
Teladoc Health, Inc.* (Health Care Technology)	650	6,357
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	376	7,794
Telomir Pharmaceuticals, Inc.* (Pharmaceuticals)	18	87
Telos Corp.* (Software)	215	864
Tenable Holdings, Inc.* (Software)	450	19,611
Tenaya Therapeutics, Inc.* (Biotechnology)	211	654
Tennant Co. (Machinery)	72	7,088
Terawulf, Inc.* (Software)	878	3,907
Terex Corp. (Machinery)	254	13,929
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	220	1,498
Terran Orbital Corp.* (Aerospace & Defense)	588	482
Terreno Realty Corp. (Industrial REITs)	365	21,601
TETRA Technologies, Inc.* (Energy Equipment & Services)	479	1,657
Tevogen Bio Holdings, Inc.* (Biotechnology)	84	61
Texas Capital Bancshares, Inc.* (Banks)	177	10,822
TG Therapeutics, Inc.* (Biotechnology)	533	9,482
The Aaron's Co., Inc. (Specialty Retail)	118	1,178
The Andersons, Inc. (Consumer Staples Distribution & Retail)	125	6,200
The Baldwin Insurance Group, Inc.* (Insurance)	251	8,903
The Bancorp, Inc.* (Banks)	191	7,212
The Bank of NT Butterfield & Son, Ltd. (Banks)	178	6,251
The Beauty Health Co.* (Personal Care Products)	284	545
The Brink's Co. (Commercial Services & Supplies)	172	17,612
The Buckle, Inc. (Specialty Retail)	118	4,359
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	184	7,229
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	134	5,241
The Duckhorn Portfolio, Inc.* (Beverages)	203	1,441
The E.W. Scripps Co.*—Class A (Media)	231	725

Common Stocks, continued

	Shares	Value
The Eastern Co. (Machinery)	20	$509
The Ensign Group, Inc. (Health Care Providers & Services)	212	26,222
The First Bancorp, Inc. (Banks)	41	1,019
The First Bancshares, Inc. (Banks)	117	3,040
The First of Long Island Corp. (Banks)	82	822
The GEO Group, Inc.* (Commercial Services & Supplies)	474	6,807
The Goodyear Tire & Rubber Co.* (Automobile Components)	1,088	12,349
The Gorman-Rupp Co. (Machinery)	80	2,937
The Greenbrier Cos., Inc. (Machinery)	117	5,797
The Hackett Group, Inc. (IT Services)	97	2,107
The Hain Celestial Group, Inc.* (Food Products)	342	2,363
The Honest Co., Inc.* (Personal Care Products)	306	894
The Joint Corp.* (Health Care Providers & Services)	42	591
The Lovesac Co.* (Household Durables)	54	1,219
The Macerich Co. (Retail REITs)	827	12,769
The Manitowoc Co., Inc.* (Machinery)	133	1,533
The Marcus Corp. (Entertainment)	92	1,046
The ODP Corp.* (Specialty Retail)	136	5,341
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	79	336
The Pennant Group, Inc.* (Health Care Providers & Services)	110	2,551
The Real Brokerage, Inc.* (Real Estate Management & Development)	363	1,474
The RealReal, Inc.* (Specialty Retail)	374	1,193
The RMR Group, Inc.—Class A (Real Estate Management & Development)	59	1,333
The Shyft Group, Inc. (Machinery)	129	1,530
The Simply Good Foods Co.* (Food Products)	348	12,573
The St. Joe Co. (Real Estate Management & Development)	138	7,549
The Vita Coco Co., Inc.* (Beverages)	150	4,178
The York Water Co. (Water Utilities)	55	2,040
Theravance Biopharma, Inc.* (Pharmaceuticals)	140	1,187
Thermon Group Holdings, Inc.* (Electrical Equipment)	127	3,907
Third Coast Bancshares, Inc.* (Banks)	43	915
Third Harmonic Bio, Inc.* (Pharmaceuticals)	76	988
Thoughtworks Holding, Inc.* (IT Services)	382	1,085
ThredUp, Inc.*—Class A (Specialty Retail)	300	510
Thryv Holdings, Inc.* (Media)	121	2,156
Tidewater, Inc.* (Energy Equipment & Services)	186	17,708
Tile Shop Holdings, Inc.* (Specialty Retail)	109	755
Tilly's, Inc.*—Class A (Specialty Retail)	57	344
Timberland Bancorp, Inc. (Banks)	29	786
Tiptree, Inc. (Insurance)	96	1,583
Titan International, Inc.* (Machinery)	190	1,408
Titan Machinery, Inc.* (Trading Companies & Distributors)	79	1,256
Tompkins Financial Corp. (Banks)	49	2,396
Topgolf Callaway Brands Corp.* (Leisure Products)	541	8,277
Torrid Holdings, Inc.*(a) (Specialty Retail)	47	352
Tourmaline Bio, Inc.* (Biotechnology)	88	1,132
See accompanying notes to the financial statements.

162 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Towne Bank (Banks)	268	$7,308
Townsquare Media, Inc.—Class A (Media)	50	548
TPG RE Finance Trust, Inc. (Mortgage REITs)	219	1,892
TPI Composites, Inc.* (Electrical Equipment)	176	702
Traeger, Inc.* (Household Durables)	131	314
Transcat, Inc.* (Trading Companies & Distributors)	33	3,949
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	5	139
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	123	18,526
Transocean, Ltd.* (Energy Equipment & Services)	2,784	14,894
Travere Therapeutics, Inc.* (Biotechnology)	281	2,310
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	186	1,237
Tredegar Corp.* (Metals & Mining)	102	489
TreeHouse Foods, Inc.* (Food Products)	187	6,852
Trevi Therapeutics, Inc.* (Pharmaceuticals)	224	668
Tri Pointe Homes, Inc.* (Household Durables)	357	13,298
TriCo Bancshares (Banks)	122	4,828
TriMas Corp. (Containers & Packaging)	155	3,962
TriNet Group, Inc. (Professional Services)	124	12,400
Trinity Industries, Inc. (Machinery)	312	9,335
Triumph Financial, Inc.* (Banks)	84	6,867
Triumph Group, Inc.* (Aerospace & Defense)	246	3,791
Tronox Holdings PLC (Chemicals)	453	7,108
TrueBlue, Inc.* (Professional Services)	117	1,205
TrueCar, Inc.* (Interactive Media & Services)	327	1,024
Trupanion, Inc.*(a) (Insurance)	126	3,704
TrustCo Bank Corp. (Banks)	71	2,043
Trustmark Corp. (Banks)	232	6,969
Tscan Therapeutics, Inc.* (Biotechnology)	147	860
TTEC Holdings, Inc. (Professional Services)	75	441
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	385	7,481
Tucows, Inc.*—Class A (IT Services)	30	580
Turning Point Brands, Inc. (Tobacco)	65	2,086
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	65	932
Tutor Perini Corp.* (Construction & Engineering)	165	3,594
Twin Disc, Inc. (Machinery)	43	507
Twist Bioscience Corp.* (Biotechnology)	220	10,842
Two Harbors Investment Corp. (Mortgage REITs)	396	5,231
Tyra Biosciences, Inc.* (Biotechnology)	78	1,247
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	57	5,268
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	290	4,481
Udemy, Inc.* (Diversified Consumer Services)	365	3,150
UFP Industries, Inc. (Building Products)	231	25,873
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	28	7,388
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	169	8,281
Ultralife Corp.* (Electrical Equipment)	38	404
UMB Financial Corp. (Banks)	171	14,265
UMH Properties, Inc. (Residential REITs)	244	3,902

Common Stocks, continued

	Shares	Value
UniFirst Corp. (Commercial Services & Supplies)	57	$9,777
Unisys Corp.* (IT Services)	251	1,037
United Bankshares, Inc. (Banks)	505	16,381
United Community Banks, Inc. (Banks)	457	11,635
United Fire Group, Inc. (Insurance)	80	1,719
United Homes Group, Inc.* (Household Durables)	20	114
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	224	2,934
United Parks & Resorts, Inc.* (Hotels, Restaurants & Leisure)	136	7,386
United States Lime & Minerals, Inc. (Construction Materials)	8	2,913
Uniti Group, Inc. (Specialized REITs)	913	2,666
Unitil Corp. (Multi-Utilities)	61	3,159
Unity Bancorp, Inc. (Banks)	27	798
Universal Corp. (Tobacco)	92	4,433
Universal Health Realty Income Trust (Health Care REITs)	49	1,918
Universal Insurance Holdings, Inc. (Insurance)	91	1,707
Universal Logistics Holdings, Inc. (Ground Transportation)	26	1,055
Universal Stainless & Alloy Products, Inc.* (Metals & Mining)	33	904
Universal Technical Institute, Inc.* (Diversified Consumer Services)	151	2,375
Univest Financial Corp. (Banks)	110	2,511
Upbound Group, Inc. (Specialty Retail)	205	6,294
Upstart Holdings, Inc.* (Consumer Finance)	294	6,935
Upwork, Inc.* (Professional Services)	475	5,106
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,501	9,021
Urban Edge Properties (Retail REITs)	457	8,441
Urban Outfitters, Inc.* (Specialty Retail)	245	10,057
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,050	1,470
UroGen Pharma, Ltd.* (Biotechnology)	131	2,198
USANA Health Sciences, Inc.* (Personal Care Products)	44	1,991
USCB Financial Holdings, Inc. (Banks)	40	513
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	13	869
Utz Brands, Inc. (Food Products)	248	4,127
V2X, Inc.* (Aerospace & Defense)	47	2,254
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	398	2,495
Vacasa, Inc.*—Class A (Hotels, Restaurants & Leisure)	36	175
Valaris, Ltd.* (Energy Equipment & Services)	240	17,879
Valhi, Inc. (Chemicals)	9	160
Valley National Bancorp (Banks)	1,647	11,496
Value Line, Inc. (Capital Markets)	3	129
Vanda Pharmaceuticals, Inc.* (Biotechnology)	218	1,232
Varex Imaging Corp.* (Health Care Equipment & Supplies)	148	2,180
Varonis Systems, Inc.* (Software)	421	20,195
Vaxcyte, Inc.* (Biotechnology)	417	31,487
Vector Group, Ltd. (Tobacco)	561	5,930
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	212	9,903

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 163

Common Stocks, continued

	Shares	Value
Velo3d, Inc.* (Machinery)	1	$3
Velocity Financial, Inc.* (Financial Services)	34	610
Ventyx Biosciences, Inc.* (Pharmaceuticals)	232	536
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	102	639
Vera Therapeutics, Inc.* (Biotechnology)	149	5,391
Veracyte, Inc.* (Biotechnology)	293	6,349
Verastem, Inc.* (Biotechnology)	97	289
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	13	54
Vericel Corp.* (Biotechnology)	185	8,488
Verint Systems, Inc.* (Software)	236	7,599
Veris Residential, Inc. (Residential REITs)	300	4,500
Veritex Holdings, Inc. (Banks)	200	4,218
Verra Mobility Corp.* (Professional Services)	636	17,299
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	72	525
Vertex, Inc.*—Class A (Software)	207	7,462
Veru, Inc.* (Personal Care Products)	504	424
Verve Therapeutics, Inc.* (Biotechnology)	271	1,322
Viad Corp.* (Commercial Services & Supplies)	78	2,652
Viant Technology, Inc.*—Class A (Software)	59	582
Viasat, Inc.* (Communications Equipment)	463	5,880
Viavi Solutions, Inc.* (Communications Equipment)	840	5,771
Vicor Corp.* (Electrical Equipment)	86	2,852
Victoria's Secret & Co.* (Specialty Retail)	300	5,301
Victory Capital Holdings, Inc.—Class A (Capital Markets)	157	7,494
Viemed Healthcare, Inc.* (Health Care Providers & Services)	131	858
Village Super Market, Inc.—Class A (Consumer Staples Distribution & Retail)	33	872
Vimeo, Inc.* (Interactive Media & Services)	565	2,107
Vir Biotechnology, Inc.* (Biotechnology)	342	3,044
Virco Mfg. Corp. (Commercial Services & Supplies)	40	558
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	72	611
Virginia National Bankshares Corp. (Banks)	18	590
Viridian Therapeutics, Inc.* (Biotechnology)	239	3,109
Virtra, Inc.* (Aerospace & Defense)	40	308
Virtus Investment Partners, Inc. (Capital Markets)	26	5,872
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	482	10,749
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	46	1,400
Vista Outdoor, Inc.* (Leisure Products)	223	8,396
Visteon Corp.* (Automobile Components)	104	11,097
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	109	4,885
Vital Farms, Inc.* (Food Products)	124	5,799
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	95	2,252
Vivid Seats, Inc.*—Class A (Entertainment)	298	1,714
Vizio Holding Corp.*—Class A (Household Durables)	339	3,661
Voyager Therapeutics, Inc.* (Biotechnology)	176	1,392
VSE Corp. (Commercial Services & Supplies)	52	4,591

Common Stocks, continued

	Shares	Value
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	376	$805
Wabash National Corp. (Machinery)	170	3,713
WaFd, Inc. (Banks)	255	7,288
Waldencast PLC*—Class A (Personal Care Products)	93	334
Walker & Dunlop, Inc. (Financial Services)	123	12,079
Warby Parker, Inc.*—Class A (Specialty Retail)	333	5,348
Warrior Met Coal, Inc. (Metals & Mining)	198	12,428
Washington Trust Bancorp, Inc. (Banks)	65	1,782
Waterstone Financial, Inc. (Financial Services)	63	806
Watts Water Technologies, Inc.—Class A (Machinery)	105	19,254
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	296	1,477
WD-40 Co. (Household Products)	52	11,420
Weave Communications, Inc.* (Software)	149	1,344
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	63	3,955
Werewolf Therapeutics, Inc.* (Biotechnology)	116	283
Werner Enterprises, Inc. (Ground Transportation)	242	8,671
WesBanco, Inc. (Banks)	220	6,140
West Bancorp, Inc. (Banks)	62	1,110
Westamerica Bancorp (Banks)	98	4,756
Westrock Coffee Co.* (Food Products)	129	1,320
Weyco Group, Inc. (Distributors)	23	697
Wheels Up Experience, Inc.* (Passenger Airlines)	342	646
Whitestone REIT (Retail REITs)	187	2,489
Whole Earth Brands, Inc.* (Food Products)	124	603
WideOpenWest, Inc.* (Media)	188	1,017
Willdan Group, Inc.* (Professional Services)	48	1,385
Willis Lease Finance Corp. (Trading Companies & Distributors)	12	832
Winmark Corp. (Specialty Retail)	11	3,879
Winnebago Industries, Inc. (Automobiles)	109	5,907
WisdomTree, Inc. (Capital Markets)	533	5,282
WK Kellogg Co. (Food Products)	250	4,115
WM Technology, Inc.* (Software)	319	332
Wns Holdings, Ltd.* (Professional Services)	177	9,293
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	303	4,097
Workiva, Inc.* (Software)	193	14,087
World Acceptance Corp.* (Consumer Finance)	14	1,730
World Kinect Corp. (Oil, Gas & Consumable Fuels)	225	5,805
Worthington Enterprises, Inc. (Household Durables)	120	5,680
Worthington Steel, Inc. (Metals & Mining)	124	4,137
WSFS Financial Corp. (Banks)	229	10,763
X4 Pharmaceuticals, Inc.* (Biotechnology)	641	372
XBiotech, Inc.* (Biotechnology)	71	365
Xencor, Inc.* (Biotechnology)	227	4,297
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	389	5,574
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	536	1,206
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	444	5,159
XOMA Corp.* (Biotechnology)	31	734

See accompanying notes to the financial statements.

164 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Xometry, Inc.*—Class A (Trading Companies & Distributors)	161	$1,861
XPEL, Inc.* (Automobile Components)	96	3,414
Xperi, Inc.* (Software)	172	1,412
Xponential Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	91	1,420
Yelp, Inc.* (Interactive Media & Services)	250	9,237
Yext, Inc.* (Software)	400	2,140
Y-mAbs Therapeutics, Inc.* (Biotechnology)	140	1,691
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	218	892
Zeta Global Holdings Corp.*—Class A (Software)	628	11,084
Zevra Therapeutics, Inc.* (Pharmaceuticals)	161	789
Ziff Davis, Inc.* (Interactive Media & Services)	174	9,578
Zimvie, Inc.* (Health Care Equipment & Supplies)	103	1,880
ZipRecruiter, Inc.* (Interactive Media & Services)	274	2,491
Zumiez, Inc.* (Specialty Retail)	63	1,227
Zuora, Inc.*—Class A (Software)	494	4,905
Zura Bio, Ltd.* (Biotechnology)	76	266
Zurn Elkay Water Solutions Corp. (Building Products)	556	16,347
Zymeworks, Inc.* (Biotechnology)	213	1,813
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	58	541
TOTAL COMMON STOCKS (Cost $6,286,372)		9,373,203

Rights(NM)

Cartesian Therapeutics, Inc., CVR*+(Pharmaceuticals)	403	73
Chinook Therapeutics CVR*+(Health Care Providers & Services)	243	—
TOTAL RIGHTS (Cost $—)		73

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	510	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(b)(c) (25.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $3,336,442	$3,335,000	$3,335,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,335,000)		3,335,000

Collateral for Securities Loaned(d) (0.7%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.23%(e)	93,158	$93,158
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $93,158)		93,158
TOTAL INVESTMENT SECURITIES (Cost $9,714,530)—99.2%		12,801,434
Net other assets (liabilities)—0.8%		97,225
NET ASSETS—100.0%		$12,898,659

*  Non-income producing security.

+  These securities were fair valued based on procedures approved by the Board of Trustees. As of June 30, 2024, these securities represented less than 0.005% of the net assets of the Fund.

(a)  All or part of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $86,334.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2024, the aggregate amount held in a segregated account was $2,751,000.

(c)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)  Securities were purchased with cash collateral held from securities on loan at June 30, 2024.

(e)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2024.

NM  Not meaningful, amount is less than 0.05%

CVR  Contingent Value Rights

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 165

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	18	9/23/24	$1,858,500	$(4,367)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	7/29/24	5.53%	$2,526,918	$9,949
Russell 2000 Index	Goldman Sachs International	7/29/24	5.88%	935,791	5,218
				$3,462,709	$15,167
iShares Russell 2000 ETF	UBS AG	7/29/24	5.13%	$1,221,250	$4,822
Russell 2000 Index	UBS AG	7/29/24	5.68%	9,886,247	48,625
				$11,107,497	$53,447
				$14,570,206	$68,614

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

166 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

ProFund VP UltraSmall-Cap invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$100,747	0.8%
Air Freight & Logistics	15,351	0.1%
Automobile Components	130,125	1.0%
Automobiles	6,920	0.1%
Banks	862,498	6.7%
Beverages	27,430	0.2%
Biotechnology	821,273	6.3%
Broadline Retail	2,873	NM
Building Products	134,800	1.0%
Capital Markets	150,690	1.2%
Chemicals	190,227	1.4%
Commercial Services & Supplies	167,404	1.3%
Communications Equipment	53,191	0.4%
Construction & Engineering	140,048	1.1%
Construction Materials	35,518	0.3%
Consumer Finance	75,374	0.6%
Consumer Staples Distribution & Retail	66,656	0.5%
Containers & Packaging	23,672	0.2%
Distributors	3,435	NM
Diversified Consumer Services	87,588	0.7%
Diversified REITs	59,136	0.5%
Diversified Telecommunication Services	48,299	0.4%
Electric Utilities	72,099	0.6%
Electrical Equipment	136,463	1.1%
Electronic Equipment, Instruments & Components	287,383	2.2%
Energy Equipment & Services	256,235	2.0%
Entertainment	45,686	0.4%
Financial Services	247,021	1.9%
Food Products	95,026	0.8%
Gas Utilities	88,821	0.6%
Ground Transportation	44,184	0.3%
Health Care Equipment & Supplies	321,997	2.4%
Health Care Providers & Services	265,828	2.1%
Health Care REITs	55,898	0.4%
Health Care Technology	32,677	0.3%
Hotel & Resort REITs	75,220	0.6%
Hotels, Restaurants & Leisure	174,897	1.4%
Household Durables	204,730	1.6%
Household Products	28,730	0.2%
Independent Power and Renewable Electricity Producers	19,659	0.2%
Industrial Conglomerates	2,022	NM
	Value	% of Net Assets
Industrial REITs	$47,698	0.4%
Insurance	173,132	1.3%
Interactive Media & Services	60,371	0.5%
IT Services	55,559	0.4%
Leisure Products	42,334	0.3%
Life Sciences Tools & Services	24,508	0.2%
Machinery	349,224	2.8%
Marine Transportation	32,941	0.3%
Media	68,774	0.4%
Metals & Mining	165,855	1.3%
Mortgage REITs	105,954	0.8%
Multi-Utilities	39,524	0.3%
Office REITs	69,071	0.5%
Oil, Gas & Consumable Fuels	364,776	2.8%
Paper & Forest Products	12,198	0.1%
Passenger Airlines	38,344	0.3%
Personal Care Products	28,263	0.2%
Pharmaceuticals	151,291	1.2%
Professional Services	238,211	1.8%
Real Estate Management & Development	64,205	0.5%
Residential REITs	42,647	0.3%
Retail REITs	113,213	0.9%
Semiconductors & Semiconductor Equipment	247,168	1.9%
Software	560,449	4.4%
Specialized REITs	38,824	0.3%
Specialty Retail	238,762	1.8%
Technology Hardware, Storage & Peripherals	20,300	0.2%
Textiles, Apparel & Luxury Goods	53,070	0.4%
Tobacco	13,033	0.1%
Trading Companies & Distributors	207,558	1.6%
Transportation Infrastructure	398	NM
Water Utilities	36,583	0.3%
Wireless Telecommunication Services	11,207	0.1%
Other**	3,525,383	27.4%
Total	$12,898,659	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP U.S. Government Plus :: 167

U.S. Treasury Obligation (45.3%)

	Principal Amount	Value
U.S. Treasury Bonds, 4.63%, 5/15/54	$2,840,000	$2,879,716
TOTAL U.S. TREASURY OBLIGATION (Cost $2,881,630)		2,879,716

Repurchase Agreements(a)(b) (56.0%)

Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $3,559,538	3,558,000	3,558,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,558,000)		3,558,000
TOTAL INVESTMENT SECURITIES (Cost $6,439,630)—101.3%		6,437,716
Net other assets (liabilities)—(1.3)%		(84,200)
NET ASSETS—100.0%		$6,353,516

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2024, the aggregate amount held in a segregated account was $100,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.625% due on 5/15/54	Citibank North America	7/15/24	5.55%	$1,257,341	$(24,125)
30-Year U.S. Treasury Bond, 4.625% due on 5/15/54	Societe' Generale	7/15/24	5.61%	3,731,463	(86,856)
				$4,988,804	$(110,981)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

168 :: ProFund VP Utilities :: Schedule of Portfolio Investments :: June 30, 2024 (unaudited)

Common Stocks (97.4%)

	Shares	Value
Alliant Energy Corp. (Electric Utilities)	6,960	$354,264
Ameren Corp. (Multi-Utilities)	7,239	514,765
American Electric Power Co., Inc. (Electric Utilities)	14,310	1,255,559
American Water Works Co., Inc. (Water Utilities)	5,288	682,998
Atmos Energy Corp. (Gas Utilities)	4,096	477,798
CenterPoint Energy, Inc. (Multi-Utilities)	17,367	538,030
CMS Energy Corp. (Multi-Utilities)	8,107	482,610
Consolidated Edison, Inc. (Multi-Utilities)	9,388	839,475
Constellation Energy Corp. (Electric Utilities)	8,557	1,713,710
Dominion Energy, Inc. (Multi-Utilities)	22,754	1,114,946
DTE Energy Co. (Multi-Utilities)	5,618	623,654
Duke Energy Corp. (Electric Utilities)	20,951	2,099,919
Edison International (Electric Utilities)	10,445	750,055
Entergy Corp. (Electric Utilities)	5,797	620,279
Evergy, Inc. (Electric Utilities)	6,242	330,639
Eversource Energy (Electric Utilities)	9,562	542,261
Exelon Corp. (Electric Utilities)	27,147	939,558
FirstEnergy Corp. (Electric Utilities)	14,061	538,114
NextEra Energy, Inc. (Electric Utilities)	55,773	3,949,286
NiSource, Inc. (Multi-Utilities)	12,170	350,618
NRG Energy, Inc. (Electric Utilities)	5,660	440,688
PG&E Corp. (Electric Utilities)	58,014	1,012,924
Pinnacle West Capital Corp. (Electric Utilities)	3,083	235,480
PPL Corp. (Electric Utilities)	20,027	553,747
Public Service Enterprise Group, Inc. (Multi-Utilities)	13,521	996,498
Sempra (Multi-Utilities)	17,179	1,306,634

Common Stocks, continued

	Shares	Value
The AES Corp. (Independent Power and Renewable Electricity Producers)	19,293	$338,978
The Southern Co. (Electric Utilities)	29,682	2,302,433
Vistra Corp. (Independent Power and Renewable Electricity Producers)	8,866	762,299
WEC Energy Group, Inc. (Multi-Utilities)	8,573	672,638
Xcel Energy, Inc. (Electric Utilities)	15,083	805,583
TOTAL COMMON STOCKS (Cost $12,133,024)		28,146,440

Repurchase Agreements(a) (2.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%–5.20%, dated 6/28/2024, due 7/1/24, total to be received $671,290	$671,000	$671,000
TOTAL REPURCHASE AGREEMENTS (Cost $671,000)		671,000
TOTAL INVESTMENT SECURITIES (Cost $12,804,024)—99.7%		28,817,440
Net other assets (liabilities)—0.3%		74,807
NET ASSETS—100.0%		$28,892,247

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Utilities Select Sector Index	Goldman Sachs International	7/23/24	6.08%	$622,849	$(10,692)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Utilities invested in the following industries as of June 30, 2024:

	Value	% of Net Assets
Electric Utilities	$18,444,499	63.7%
Gas Utilities	477,798	1.7%
Independent Power and Renewable Electricity Producers	1,101,277	3.8%
Multi-Utilities	7,439,868	25.8%
Water Utilities	682,998	2.4%
Other**	745,807	2.6%
Total	$28,892,247	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Statements of
Assets and Liabilities

170 :: Statements of Assets and Liabilities :: June 30, 2024 (unaudited)

	ProFund Access VP High Yield	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology
ASSETS:
Total Investment Securities, at cost	$14,146,532	$11,275,283	$2,521,141	$1,636,000	$32,952,334
Securities, at value(a)	7,199,715	17,068,878	3,736,516	—	42,693,422
Repurchase agreements, at value	6,956,000	39,000	—	1,636,000	462,000
Total Investment Securities, at value	14,155,715	17,107,878	3,736,516	1,636,000	43,155,422
Cash	9,909	461	—	584	922
Segregated cash balances for futures contracts with brokers	30,030	—	—	12,980	—
Segregated cash balances for credit default swap agreements with brokers	941,281	—	—	—	—
Segregated cash balances for swap agreements with custodian	—	—	60,000	491	143,000
Dividends and interest receivable	30,260	294,670	8,467	707	6,487
Receivable for capital shares issued	—	46,248	11,208	16,961	86,944
Unrealized appreciation on swap agreements	—	—	1,108	5,611	—
Variation margin on futures contracts	—	—	—	1,225	—
Prepaid expenses	88	98	26	88	297
Receivable for tax reclaims	—	702	—	—	—
TOTAL ASSETS	15,167,283	17,450,057	3,817,325	1,674,647	43,393,072
LIABILITIES:
Cash overdraft	—	—	6,999	—	—
Payable for collateral for securities loaned	—	1,039,165	—	—	1,023,128
Payable for capital shares redeemed	32,170	29,054	663	54	19,211
Unrealized depreciation on swap agreements	—	—	—	—	11,095
Variation margin on futures contracts	3,445	—	—	—	—
Variation margin on credit default swap agreements	9,928	—	—	—	—
Advisory fees payable	9,116	8,899	2,101	989	25,844
Management services fees payable	1,216	1,186	280	132	3,446
Administration fees payable	973	1,030	240	108	2,681
Administrative services fees payable	2,964	2,535	907	357	6,329
Distribution fees payable	3,088	3,272	762	343	8,615
Transfer agency fees payable	1,815	1,938	469	204	5,041
Fund accounting fees payable	532	582	189	61	1,549
Compliance services fees payable	57	59	15	7	170
Other accrued expenses	12,103	14,307	4,128	1,849	39,277
TOTAL LIABILITIES	77,407	1,102,027	16,753	4,104	1,146,386
Commitments and contingencies (Note 4)
NET ASSETS	$15,089,876	$16,348,030	$3,800,572	$1,670,543	$42,246,686
NET ASSETS CONSIST OF:
Capital	$19,047,474	$16,564,323	$8,544,128	$25,584,809	$32,170,767
Total distributable earnings (loss)	(3,957,598)	(216,293)	(4,743,556)	(23,914,266)	10,075,919
NET ASSETS	$15,089,876	$16,348,030	$3,800,572	$1,670,543	$42,246,686
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	596,357	448,536	139,864	145,034	1,005,099
NET ASSET VALUE (offering and redemption price per share):	$25.30	$36.45	$27.17	$11.52	$42.03
(a) Includes securities on loan valued at:	$—	$981,576	$—	$—	$981,318

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Statements of Assets and Liabilities :: 171

	ProFund VP Bull	ProFund VP Communication Services	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Dow 30
ASSETS:
Total Investment Securities, at cost	$24,048,640	$7,335,862	$16,408,184	$5,479,933	$389,000
Securities, at value(a)	52,206,255	10,104,147	24,426,843	10,329,420	—
Repurchase agreements, at value	7,826,000	273,000	489,000	267,000	389,000
Total Investment Securities, at value	60,032,255	10,377,147	24,915,843	10,596,420	389,000
Cash	301,120	650	913	362	2,422
Segregated cash balances for futures contracts with brokers	90,860	—	—	—	—
Segregated cash balances for credit default swap agreements with brokers	—	—	—	—	—
Segregated cash balances for swap agreements with custodian	882	—	110,000	20,000	—
Dividends and interest receivable	30,409	2,380	5,243	26,835	168
Receivable for capital shares issued	14,710	31,252	113	4,866	—
Unrealized appreciation on swap agreements	—	1,486	2,297	—	—
Variation margin on futures contracts	—	—	—	—	—
Prepaid expenses	2,807	52	139	77	2
Receivable for tax reclaims	—	—	—	—	—
TOTAL ASSETS	60,473,043	10,412,967	25,034,548	10,648,560	391,592
LIABILITIES:
Cash overdraft	—	—	—	—	—
Payable for collateral for securities loaned	—	—	—	—	—
Payable for capital shares redeemed	6,658	5,894	72,923	6,051	58
Unrealized depreciation on swap agreements	26,606	—	—	2,563	514
Variation margin on futures contracts	8,575	—	—	—	—
Variation margin on credit default swap agreements	—	—	—	—	—
Advisory fees payable	38,533	5,822	13,202	6,138	237
Management services fees payable	5,138	776	1,760	818	32
Administration fees payable	4,036	642	1,436	673	23
Administrative services fees payable	12,823	2,280	5,007	2,420	47
Distribution fees payable	12,823	2,036	4,570	2,161	79
Transfer agency fees payable	7,277	1,162	2,646	1,292	44
Fund accounting fees payable	2,522	365	818	392	14
Compliance services fees payable	233	37	87	43	1
Other accrued expenses	48,976	8,687	21,445	10,971	265
TOTAL LIABILITIES	174,200	27,701	123,894	33,522	1,314
Commitments and contingencies (Note 4)
NET ASSETS	$60,298,843	$10,385,266	$24,910,654	$10,615,038	$390,278
NET ASSETS CONSIST OF:
Capital	$26,384,134	$8,005,126	$16,658,665	$5,844,774	$2,024,230
Total distributable earnings (loss)	33,914,709	2,380,140	8,251,989	4,770,264	(1,633,952)
NET ASSETS	$60,298,843	$10,385,266	$24,910,654	$10,615,038	$390,278
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	1,105,924	231,338	412,501	343,710	18,782
NET ASSET VALUE (offering and redemption price per share):	$54.52	$44.89	$60.39	$30.88	$20.78
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

172 :: Statements of Assets and Liabilities :: June 30, 2024 (unaudited)

	ProFund VP Emerging Markets	ProFund VP Energy	ProFund VP Europe 30	ProFund VP Falling U.S. Dollar	ProFund VP Financials
ASSETS:
Total Investment Securities, at cost	$14,419,285	$14,630,225	$11,551,195	$456,000	$8,031,118
Securities, at value(a)	22,035,915	43,957,114	17,049,103	—	28,581,659
Repurchase agreements, at value	1,427,000	516,000	—	456,000	725,000
Total Investment Securities, at value	23,462,915	44,473,114	17,049,103	456,000	29,306,659
Cash	—	242	—	794	375
Segregated cash balances for swap agreements with custodian	138	170,000	—	345	160,000
Dividends and interest receivable	106,187	16,968	95,150	197	14,160
Receivable for investments sold	647,598	—	70,113	—	—
Receivable for capital shares issued	3,129,955	89,301	44,946	—	365
Due from Advisor under an expense limitation agreement	—	—	—	256	—
Unrealized appreciation on forward currency contracts	—	—	—	584	—
Unrealized appreciation on swap agreements	29	—	—	—	—
Prepaid expenses	139	309	98	3	188
Receivable for tax reclaims	1,529	—	29,201	—	—
TOTAL ASSETS	27,348,490	44,749,934	17,288,611	458,179	29,481,747
LIABILITIES:
Cash overdraft	575,503	—	42,508	—	—
Payable for collateral for securities loaned	2,198,218	—	2,305,467	—	—
Payable for capital shares redeemed	23,435	1,284	110,005	259	209,161
Unrealized depreciation on forward currency contracts	—	—	—	7,318	—
Unrealized depreciation on swap agreements	362	2,215	—	—	6,182
Advisory fees payable	12,693	26,453	9,249	—	18,143
Management services fees payable	1,692	3,527	1,233	—	2,419
Administration fees payable	1,413	2,902	1,145	29	1,875
Administrative services fees payable	4,128	9,476	3,353	81	5,735
Distribution fees payable	4,487	9,240	3,644	93	5,974
Transfer agency fees payable	2,716	5,610	2,025	55	3,515
Fund accounting fees payable	804	1,602	645	16	1,071
Compliance services fees payable	85	175	63	2	113
Other accrued expenses	19,820	44,400	9,866	3,001	27,533
TOTAL LIABILITIES	2,845,356	106,884	2,489,203	10,854	281,721
Commitments and contingencies (Note 4)
NET ASSETS	$24,503,134	$44,643,050	$14,799,408	$447,325	$29,200,026
NET ASSETS CONSIST OF:
Capital	$25,998,253	$17,416,289	$12,966,772	$866,374	$13,123,765
Total distributable earnings (loss)	(1,495,119)	27,226,761	1,832,636	(419,049)	16,076,261
NET ASSETS	$24,503,134	$44,643,050	$14,799,408	$447,325	$29,200,026
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	831,826	1,032,609	572,105	31,793	646,601
NET ASSET VALUE (offering and redemption price per share):	$29.46	$43.23	$25.87	$14.07	$45.16
(a) Includes securities on loan valued at:	$2,088,085	$—	$2,249,712	$—	$—

Amounts designated as "—" are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Statements of Assets and Liabilities :: 173

	ProFund VP Government Money Market	ProFund VP Health Care	ProFund VP Industrials	ProFund VP International	ProFund VP Internet
ASSETS:
Total Investment Securities, at cost	$30,594,629	$6,473,108	$7,381,746	$10,443,000	$5,801,210
Securities, at value(a)	13,930,629	37,293,446	16,212,580	—	12,534,067
Repurchase agreements, at value	16,664,000	260,000	352,000	10,443,000	239,000
Total Investment Securities, at value	30,594,629	37,553,446	16,564,580	10,443,000	12,773,067
Cash	257	831	174	537	187
Segregated cash balances for swap agreements with custodian	—	190,000	—	546	110,000
Dividends and interest receivable	7,205	26,916	10,367	4,515	103
Receivable for investments sold	—	11,455	—	—	—
Receivable for capital shares issued	1,708	6,998	745	—	—
Due from Advisor under an expense limitation agreement	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	15,437	6,968
Prepaid expenses	204	251	109	72	79
Receivable for tax reclaims	—	—	—	—	—
TOTAL ASSETS	30,604,003	37,789,897	16,575,975	10,464,107	12,890,404
LIABILITIES:
Cash overdraft	—	—	—	—	—
Payable for collateral for securities loaned	—	—	—	—	—
Payable for capital shares redeemed	1,991	28,341	29,346	21,311	20,852
Unrealized depreciation on forward currency contracts	—	—	—	—	—
Unrealized depreciation on swap agreements	—	5,144	2,985	—	—
Advisory fees payable	14,898	22,278	9,911	6,659	7,339
Management services fees payable	1,986	2,970	1,322	888	979
Administration fees payable	943	2,449	1,066	639	802
Administrative services fees payable	—	7,781	3,536	2,214	2,746
Distribution fees payable	—	7,781	3,400	2,214	2,543
Transfer agency fees payable	3,671	4,594	2,037	1,316	1,540
Fund accounting fees payable	1,253	1,380	632	381	464
Compliance services fees payable	117	149	66	42	49
Other accrued expenses	33,821	33,362	16,195	8,177	11,489
TOTAL LIABILITIES	58,680	116,229	70,496	43,841	48,803
Commitments and contingencies (Note 4)
NET ASSETS	$30,545,323	$37,673,668	$16,505,479	$10,420,266	$12,841,601
NET ASSETS CONSIST OF:
Capital	$30,584,689	$6,733,204	$7,982,335	$11,938,771	$7,179,259
Total distributable earnings (loss)	(39,366)	30,940,464	8,523,144	(1,518,505)	5,662,342
NET ASSETS	$30,545,323	$37,673,668	$16,505,479	$10,420,266	$12,841,601
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	30,584,689	553,345	201,299	502,680	570,479
NET ASSET VALUE (offering and redemption price per share):	$1.00	$68.08	$81.99	$20.73	$22.51
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

174 :: Statements of Assets and Liabilities :: June 30, 2024 (unaudited)

	ProFund VP Japan	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	ProFund VP Materials	ProFund VP Mid-Cap
ASSETS:
Total Investment Securities, at cost	$13,472,000	$16,105,129	$10,195,101	$5,752,268	$11,049,000
Securities, at value(a)	—	32,738,947	15,220,738	14,440,673	—
Repurchase agreements, at value	13,472,000	75,000	56,000	89,000	11,049,000
Total Investment Securities, at value	13,472,000	32,813,947	15,276,738	14,529,673	11,049,000
Cash	2,206	553	385	53	263
Segregated cash balances for futures contracts with brokers	654,500	—	—	—	83,050
Segregated cash balances for swap agreements with custodian	—	—	—	84,000	867
Dividends and interest receivable	5,825	5,996	14,276	11,392	4,777
Receivable for investments sold	—	49,804	—	55,624	—
Receivable for capital shares issued	921	—	5,270	411	40,214
Unrealized appreciation on swap agreements	1,245	—	—	—	27,589
Variation margin on futures contracts	75,250	—	—	—	1,700
Prepaid expenses	91	1,311	755	101	620
TOTAL ASSETS	14,212,038	32,871,611	15,297,424	14,681,254	11,208,080
LIABILITIES:
Payable for investments purchased	—	—	—	55,723	—
Payable for collateral for securities loaned	—	—	—	—	—
Payable for capital shares redeemed	6,401	50,596	8,198	8,534	27,370
Unrealized depreciation on swap agreements	—	—	—	1,403	—
Variation margin on futures contracts	—	—	—	—	—
Advisory fees payable	8,548	17,262	8,471	9,055	7,717
Management services fees payable	1,140	2,302	1,129	1,207	1,029
Administration fees payable	893	1,936	984	972	808
Administrative services fees payable	2,887	7,118	3,811	3,215	2,466
Distribution fees payable	2,846	6,136	3,137	3,091	2,569
Transfer agency fees payable	1,738	3,450	1,847	1,849	1,552
Fund accounting fees payable	490	1,201	813	549	444
Compliance services fees payable	58	111	64	60	43
Other accrued expenses	11,738	20,741	12,554	15,441	9,468
TOTAL LIABILITIES	36,739	110,853	41,008	101,099	53,466
Commitments and contingencies (Note 4)
NET ASSETS	$14,175,299	$32,760,758	$15,256,416	$14,580,155	$11,154,614
NET ASSETS CONSIST OF:
Capital	$11,762,791	$16,640,682	$11,895,867	$7,012,169	$12,586,965
Total distributable earnings (loss)	2,412,508	16,120,076	3,360,549	7,567,986	(1,432,351)
NET ASSETS	$14,175,299	$32,760,758	$15,256,416	$14,580,155	$11,154,614
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	209,084	527,781	329,982	165,981	654,751
NET ASSET VALUE (offering and redemption price per share):	$67.80	$62.07	$46.23	$87.84	$17.04
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Statements of Assets and Liabilities :: 175

	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Nasdaq-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals
ASSETS:
Total Investment Securities, at cost	$10,561,563	$8,319,163	$87,956,708	$7,223,061	$24,201,000
Securities, at value(a)	14,694,231	10,628,418	114,799,145	9,451,349	—
Repurchase agreements, at value	49,000	40,000	53,265,000	165,000	24,201,000
Total Investment Securities, at value	14,743,231	10,668,418	168,064,145	9,616,349	24,201,000
Cash	511	782	1,571,066	708	521
Segregated cash balances for futures contracts with brokers	—	—	1,752,300	—	—
Segregated cash balances for swap agreements with custodian	—	—	111	30,000	793
Dividends and interest receivable	6,441	16,093	40,737	4,086	10,463
Receivable for investments sold	—	—	—	—	—
Receivable for capital shares issued	12	—	889	209	6,200,869
Unrealized appreciation on swap agreements	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Prepaid expenses	750	523	889	67	156
TOTAL ASSETS	14,750,945	10,685,816	171,430,137	9,651,419	30,413,802
LIABILITIES:
Payable for investments purchased	—	250	—	—	—
Payable for collateral for securities loaned	13,858	—	209,873	182,208	—
Payable for capital shares redeemed	17,121	3,973	1,497,449	48,376	18,311
Unrealized depreciation on swap agreements	—	—	209,726	3,516	106,800
Variation margin on futures contracts	—	—	101,025	—	—
Advisory fees payable	8,186	5,558	97,066	5,659	14,692
Management services fees payable	1,091	741	12,942	754	1,959
Administration fees payable	969	669	10,667	601	1,452
Administrative services fees payable	3,866	2,723	33,936	1,945	5,431
Distribution fees payable	3,083	2,127	33,936	1,917	5,028
Transfer agency fees payable	1,851	1,273	19,327	1,134	3,018
Fund accounting fees payable	682	549	5,899	354	865
Compliance services fees payable	57	41	605	37	94
Other accrued expenses	11,380	8,030	126,252	10,244	22,024
TOTAL LIABILITIES	62,144	25,934	2,358,703	256,745	179,674
Commitments and contingencies (Note 4)
NET ASSETS	$14,688,801	$10,659,882	$169,071,434	$9,394,674	$30,234,128
NET ASSETS CONSIST OF:
Capital	$10,451,541	$9,735,514	$82,461,725	$8,442,636	$94,058,293
Total distributable earnings (loss)	4,237,260	924,368	86,609,709	952,038	(63,824,165)
NET ASSETS	$14,688,801	$10,659,882	$169,071,434	$9,394,674	$30,234,128
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	378,850	266,890	2,847,626	320,133	1,149,992
NET ASSET VALUE (offering and redemption price per share):	$38.77	$39.94	$59.37	$29.35	$26.29
(a) Includes securities on loan valued at:	$13,685	$—	$205,090	$115,398	$—

See accompanying notes to the financial statements.

176 :: Statements of Assets and Liabilities :: June 30, 2024 (unaudited)

	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP Semiconductor	ProFund VP Short Dow 30	ProFund VP Short Emerging Markets
ASSETS:
Total Investment Securities, at cost	$2,934,301	$8,504,000	$9,869,959	$6,000	$519,000
Securities, at value(a)	6,044,324	—	41,531,246	—	—
Repurchase agreements, at value	83,000	8,504,000	1,705,000	6,000	519,000
Total Investment Securities, at value	6,127,324	8,504,000	43,236,246	6,000	519,000
Cash	453	736	430	246	5,333
Segregated cash balances for futures contracts with brokers	—	—	—	—	—
Segregated cash balances for swap agreements with custodian	—	90	340,000	—	867
Dividends and interest receivable	17,103	3,677	10,152	3	224
Receivable for investments sold	—	—	49,931,851	—	—
Receivable for capital shares issued	10,695	—	13,781	—	3,734
Unrealized appreciation on swap agreements	—	235,093	95,739	8	—
Variation margin on futures contracts	—	—	—	—	—
Prepaid expenses	38	58	465	—	4
TOTAL ASSETS	6,155,613	8,743,654	93,628,664	6,257	529,162
LIABILITIES:
Payable for investments purchased	—	—	—	—	—
Payable for collateral for securities loaned	—	—	49,421	—	—
Payable for capital shares redeemed	12,208	50,389	177,420	—	241
Unrealized depreciation on swap agreements	698	—	—	—	31
Variation margin on futures contracts	—	—	—	—	—
Advisory fees payable	3,584	5,307	58,093	4	340
Management services fees payable	478	707	7,746	1	45
Administration fees payable	406	553	6,101	—	33
Administrative services fees payable	1,546	1,486	17,031	—	108
Distribution fees payable	1,288	1,769	19,353	1	113
Transfer agency fees payable	750	1,109	10,962	—	65
Fund accounting fees payable	242	303	3,359	—	19
Compliance services fees payable	24	33	345	—	2
Other accrued expenses	5,866	7,895	57,576	1	559
TOTAL LIABILITIES	27,090	69,551	407,407	7	1,556
Commitments and contingencies (Note 4)
NET ASSETS	$6,128,523	$8,674,103	$93,221,257	$6,250	$527,606
NET ASSETS CONSIST OF:
Capital	$3,092,015	$37,976,284	$34,446,505	$126,069	$3,334,858
Total distributable earnings (loss)	3,036,508	(29,302,181)	58,774,752	(119,819)	(2,807,252)
NET ASSETS	$6,128,523	$8,674,103	$93,221,257	$6,250	$527,606
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	133,727	317,459	470,398	302	24,699
NET ASSET VALUE (offering and redemption price per share):	$45.83	$27.32	$198.18	$20.70	$21.36
(a) Includes securities on loan valued at:	$—	$—	$30,993	$—	$—

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Statements of Assets and Liabilities :: 177

	ProFund VP Short International	ProFund VP Short Mid-Cap	ProFund VP Short Nasdaq-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap
ASSETS:
Total Investment Securities, at cost	$784,000	$84,000	$2,506,000	$3,030,000	$5,393,038
Securities, at value(a)	—	—	—	—	6,211,472
Repurchase agreements, at value	784,000	84,000	2,506,000	3,030,000	1,041,000
Total Investment Securities, at value	784,000	84,000	2,506,000	3,030,000	7,252,472
Cash	15,402	1,244	610	25,763	4,613
Segregated cash balances for futures contracts with brokers	—	—	38,940	28,600	57,200
Segregated cash balances for swap agreements with custodian	449	639	—	762	603
Dividends and interest receivable	339	36	1,083	1,310	7,059
Receivable for investments sold	—	—	—	—	632,627
Receivable for capital shares issued	1,866	—	—	573,236	2,482
Unrealized appreciation on swap agreements	—	—	11,673	—	3,302
Variation margin on futures contracts	—	—	2,245	—	980
Prepaid expenses	4	5	30	12	75
TOTAL ASSETS	802,060	85,924	2,560,581	3,659,683	7,961,413
LIABILITIES:
Payable for investments purchased	—	—	—	—	642,692
Payable for collateral for securities loaned	—	—	—	—	62,883
Payable for capital shares redeemed	982	10,010	1,822	8	3,066
Unrealized depreciation on swap agreements	1,191	245	—	14,233	—
Variation margin on futures contracts	—	—	—	490	—
Advisory fees payable	491	42	1,696	1,175	4,358
Management services fees payable	66	5	226	157	581
Administration fees payable	47	4	184	137	598
Administrative services fees payable	157	18	555	443	1,695
Distribution fees payable	164	15	586	436	1,902
Transfer agency fees payable	82	10	386	223	1,204
Fund accounting fees payable	28	3	102	77	1,531
Compliance services fees payable	2	—	13	7	41
Other accrued expenses	463	79	3,718	2,734	13,503
TOTAL LIABILITIES	3,673	10,431	9,288	20,120	734,054
Commitments and contingencies (Note 4)
NET ASSETS	$798,387	$75,493	$2,551,293	$3,639,563	$7,227,359
NET ASSETS CONSIST OF:
Capital	$3,459,801	$2,688,172	$21,184,747	$10,055,658	$5,832,931
Total distributable earnings (loss)	(2,661,414)	(2,612,679)	(18,633,454)	(6,416,095)	1,394,428
NET ASSETS	$798,387	$75,493	$2,551,293	$3,639,563	$7,227,359
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	33,956	11,561	254,114	172,057	212,024
NET ASSET VALUE (offering and redemption price per share):	$23.51	$6.53	$10.04	$21.15	$34.09
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$58,435

See accompanying notes to the financial statements.

178 :: Statements of Assets and Liabilities :: June 30, 2024 (unaudited)

	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP UltraBull	ProFund VP UltraMid-Cap
ASSETS:
Total Investment Securities, at cost	$11,286,500	$13,268,216	$29,367,959	$7,916,682	$7,786,498
Securities, at value(a)	15,619,303	14,823,826	61,347,146	13,643,493	7,731,987
Repurchase agreements, at value	53,000	49,000	1,253,000	3,603,000	2,988,000
Total Investment Securities, at value	15,672,303	14,872,826	62,600,146	17,246,493	10,719,987
Cash	228	86	807	578,535	703
Segregated cash balances for futures contracts with brokers	—	—	—	90,860	66,440
Segregated cash balances for swap agreements with custodian	—	—	230,000	552	69
Dividends and interest receivable	10,789	24,219	9,117	8,530	8,708
Receivable for investments sold	—	—	—	—	—
Receivable for capital shares issued	964	2,587	21,759	—	2,786
Unrealized appreciation on swap agreements	—	—	6,802	—	35,518
Variation margin on futures contracts	—	—	—	—	1,360
Prepaid expenses	773	778	339	813	507
TOTAL ASSETS	15,685,057	14,900,496	62,868,970	17,925,783	10,836,078
LIABILITIES:
Payable for investments purchased	1,974	2,322	—	—	—
Payable for collateral for securities loaned	12,963	237,439	—	—	7,712
Payable for capital shares redeemed	3,744	4,356	17,680	13,230	773
Unrealized depreciation on swap agreements	—	—	—	83,420	—
Variation margin on futures contracts	—	—	—	8,575	—
Advisory fees payable	9,146	8,592	37,878	10,226	5,673
Management services fees payable	1,219	1,146	5,050	1,363	756
Administration fees payable	1,018	960	3,977	1,141	654
Administrative services fees payable	3,545	3,297	9,091	3,906	2,496
Distribution fees payable	3,239	3,053	12,626	3,617	2,080
Transfer agency fees payable	1,916	1,864	7,201	2,086	1,246
Fund accounting fees payable	771	812	2,216	938	609
Compliance services fees payable	61	59	230	67	40
Other accrued expenses	12,139	13,222	50,186	13,170	8,175
TOTAL LIABILITIES	51,735	277,122	146,135	141,739	30,214
Commitments and contingencies (Note 4)
NET ASSETS	$15,633,322	$14,623,374	$62,722,835	$17,784,044	$10,805,864
NET ASSETS CONSIST OF:
Capital	$11,354,871	$15,247,882	$21,188,847	$20,639,057	$9,091,721
Total distributable earnings (loss)	4,278,451	(624,508)	41,533,988	(2,855,013)	1,714,143
NET ASSETS	$15,633,322	$14,623,374	$62,722,835	$17,784,044	$10,805,864
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	533,909	363,799	832,243	469,572	288,953
NET ASSET VALUE (offering and redemption price per share):	$29.28	$40.20	$75.37	$37.87	$37.40
(a) Includes securities on loan valued at:	$12,495	$221,407	$—	$—	$7,616

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

June 30, 2024 (unaudited) :: Statements of Assets and Liabilities :: 179

	ProFund VP UltraNasdaq-100	ProFund VP UltraShort Dow 30	ProFund VP UltraShort Nasdaq-100	ProFund VP UltraSmall-Cap	ProFund VP U.S. Government Plus
ASSETS:
Total Investment Securities, at cost	$128,073,704	$2,000	$1,588,000	$9,714,530	$6,439,630
Securities, at value(a)	163,831,297	—	—	9,466,434	2,879,716
Repurchase agreements, at value	60,377,000	2,000	1,588,000	3,335,000	3,558,000
Total Investment Securities, at value	224,208,297	2,000	1,588,000	12,801,434	6,437,716
Cash	11,109,346	660	907	18,338	25
Segregated cash balances for futures contracts with brokers	2,608,980	—	—	257,400	—
Segregated cash balances for swap agreements with custodian	478	471	667	871	81
Dividends and interest receivable	51,353	1	687	10,658	18,314
Receivable for investments sold	—	—	—	961,026	—
Receivable for capital shares issued	1,551,025	—	363	56,023	30,657
Unrealized appreciation on swap agreements	—	8	17,354	68,614	—
Variation margin on futures contracts	—	—	—	4,410	—
Prepaid expenses	1,187	—	11	93	45
TOTAL ASSETS	239,530,666	3,140	1,607,989	14,178,867	6,486,838
LIABILITIES:
Payable for investments purchased	—	—	—	977,818	—
Payable for collateral for securities loaned	299,548	—	—	93,158	—
Payable for capital shares redeemed	325,351	—	205	174,431	9,202
Unrealized depreciation on swap agreements	1,549,929	—	—	—	110,981
Variation margin on futures contracts	150,415	—	—	—	—
Advisory fees payable	130,654	2	868	6,086	2,510
Management services fees payable	17,420	—	116	811	502
Administration fees payable	14,675	—	92	842	417
Administrative services fees payable	51,993	—	210	2,891	1,269
Distribution fees payable	46,422	1	294	2,677	1,322
Transfer agency fees payable	25,976	—	144	1,638	759
Fund accounting fees payable	8,092	—	51	1,665	229
Compliance services fees payable	828	—	5	54	25
Other accrued expenses	161,107	2	1,074	18,137	6,106
TOTAL LIABILITIES	2,782,410	5	3,059	1,280,208	133,322
Commitments and contingencies (Note 4)
NET ASSETS	$236,748,256	$3,135	$1,604,930	$12,898,659	$6,353,516
NET ASSETS CONSIST OF:
Capital	$134,190,566	$972,785	$10,729,347	$18,581,604	$15,712,812
Total distributable earnings (loss)	102,557,690	(969,650)	(9,124,417)	(5,682,945)	(9,359,296)
NET ASSETS	$236,748,256	$3,135	$1,604,930	$12,898,659	$6,353,516
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	5,856,309	1,052	63,247	960,259	558,675
NET ASSET VALUE (offering and redemption price per share):	$40.43	$2.98	$25.38	$13.43	$11.37
(a) Includes securities on loan valued at:	$292,722	$—	$—	$86,334	$—

See accompanying notes to the financial statements.

180 :: Statements of Assets and Liabilities :: June 30, 2024 (unaudited)

ProFund VP Utilities
ASSETS:
Total Investment Securities, at cost	$12,804,024
Securities, at value	28,146,440
Repurchase agreements, at value	671,000
Total Investment Securities, at value	28,817,440
Cash	572
Segregated cash balances for swap agreements with custodian	160,000
Dividends and interest receivable	30,693
Receivable for capital shares issued	40,121
Prepaid expenses	170
TOTAL ASSETS	29,048,996
LIABILITIES:
Payable for capital shares redeemed	76,000
Unrealized depreciation on swap agreements	10,692
Advisory fees payable	17,847
Management services fees payable	2,380
Administration fees payable	1,894
Administrative services fees payable	6,509
Distribution fees payable	6,027
Transfer agency fees payable	3,529
Fund accounting fees payable	1,055
Compliance services fees payable	103
Other accrued expenses	30,713
TOTAL LIABILITIES	156,749
Commitments and contingencies (Note 4)
NET ASSETS	$28,892,247
NET ASSETS CONSIST OF:
Capital	$14,611,734
Total distributable earnings (loss)	14,280,513
NET ASSETS	$28,892,247
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	723,237
NET ASSET VALUE (offering and redemption price per share):	$39.95

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Statements of Operations

182 :: Statements of Operations :: For the Periods Indicated (unaudited)

	ProFund Access VP High Yield	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology
	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024
INVESTMENT INCOME:
Dividends	$—	$385,839	$62,982	$—	$26,822
Interest	358,455	2,330	503	51,841	21,325
Foreign tax withholding	—	(1,873)	—	—	—
Net income from securities lending	—	10,650	9	—	50,931
TOTAL INVESTMENT INCOME	358,455	396,946	63,494	51,841	99,078
EXPENSES:
Advisory fees	56,969	56,355	15,602	7,358	165,332
Management services fees	7,596	7,514	2,080	981	22,044
Administration fees	6,009	6,068	1,772	814	18,180
Distribution fees	18,990	18,785	5,201	2,453	55,111
Transfer agency fees	5,483	5,504	1,636	732	16,499
Administrative services fees	17,975	14,667	6,164	2,521	40,771
Custody fees	1,181	13,328	478	161	4,737
Fund accounting fees	3,323	3,387	1,186	450	10,250
Trustee fees	161	164	47	21	482
Compliance services fees	40	52	15	6	154
Other fees	8,605	8,669	3,301	1,347	34,240
Recoupment of prior expenses reduced by the Advisor	1,583	—	—	—	—
Total Gross Expenses before reductions	127,915	134,493	37,482	16,844	367,800
Expenses reduced and reimbursed by the Advisor	(192)	(8,182)	(2,219)	(343)	—
Fees paid indirectly	(112)	(13)	(314)	(19)	(2,460)
TOTAL NET EXPENSES	127,611	126,298	34,949	16,482	365,340
NET INVESTMENT INCOME (LOSS)	230,844	270,648	28,545	35,359	(266,262)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(72,965)	(628,862)	474,096	—	2,000,304
Net realized gains (losses) on futures contracts	(31,327)	—	—	(53,290)	—
Net realized gains (losses) on swap agreements	985,370	—	(11,442)	(211,058)	30,967
Change in net unrealized appreciation/depreciation on investment securities	(112,988)	854,424	(525,628)	—	(527,009)
Change in net unrealized appreciation/depreciation on futures contracts	(35,764)	—	—	18,029	—
Change in net unrealized appreciation/depreciation on swap agreements	(642,796)	—	3,090	(1,240)	(6,780)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	89,530	225,562	(59,884)	(247,559)	1,497,482
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$320,374	$496,210	$(31,339)	$(212,200)	$1,231,220

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 183

	ProFund VP Bull	ProFund VP Communication Services	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Dow 30
	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024
INVESTMENT INCOME:
Dividends	$336,779	$52,703	$104,429	$144,207	$—
Interest	300,398	5,434	6,609	5,524	9,136
Foreign tax withholding	(82)	—	—	—	—
Net income from securities lending	—	—	—	—	—
TOTAL INVESTMENT INCOME	637,095	58,137	111,038	149,731	9,136
EXPENSES:
Advisory fees	220,368	35,210	84,531	41,716	1,301
Management services fees	29,382	4,695	11,271	5,562	174
Administration fees	25,258	4,020	9,715	4,776	130
Distribution fees	73,456	11,737	28,177	13,905	434
Transfer agency fees	22,900	3,661	8,829	4,328	129
Administrative services fees	72,725	13,196	30,958	15,642	260
Custody fees	5,256	802	2,529	1,034	31
Fund accounting fees	14,861	2,258	5,448	2,699	78
Trustee fees	680	111	267	127	4
Compliance services fees	222	36	84	40	1
Other fees	39,311	7,118	17,900	8,784	262
Recoupment of prior expenses reduced by the Advisor	—	—	—	—	—
Total Gross Expenses before reductions	504,419	82,844	199,709	98,613	2,804
Expenses reduced and reimbursed by the Advisor	(9,844)	(3,965)	(8,980)	(4,903)	—
Fees paid indirectly	(950)	(8)	(1,381)	(267)	(7)
TOTAL NET EXPENSES	493,625	78,871	189,348	93,443	2,797
NET INVESTMENT INCOME (LOSS)	143,470	(20,734)	(78,310)	56,288	6,339
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(149,620)	397,610	452,414	114,323	—
Net realized gains (losses) on futures contracts	379,609	—	—	—	—
Net realized gains (losses) on swap agreements	910,357	33,641	(13,477)	9,449	6,545
Change in net unrealized appreciation/depreciation on investment securities	6,623,915	1,108,508	(83,429)	427,156	—
Change in net unrealized appreciation/depreciation on futures contracts	(106,696)	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(756)	2,307	4,375	(4,032)	(694)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	7,656,809	1,542,066	359,883	546,896	5,851
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,800,279	$1,521,332	$281,573	$603,184	$12,190

See accompanying notes to the financial statements.

184 :: Statements of Operations :: For the Periods Indicated (unaudited)

	ProFund VP Emerging Markets	ProFund VP Energy	ProFund VP Europe 30	ProFund VP Falling U.S. Dollar	ProFund VP Financials
	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024
INVESTMENT INCOME:
Dividends	$309,935	$744,334	$391,702	$—	$241,020
Interest	37,402	17,527	810	12,469	11,385
Foreign tax withholding	(10,016)	—	(16,293)	—	—
Net income from securities lending	10,476	—	6,779	—	—
TOTAL INVESTMENT INCOME	347,797	761,861	382,998	12,469	252,405
EXPENSES:
Advisory fees	80,959	172,091	57,899	1,767	109,314
Management services fees	10,794	22,945	7,720	236	14,575
Administration fees	8,998	19,403	5,958	199	12,452
Distribution fees	26,986	57,364	19,300	589	36,438
Transfer agency fees	8,191	17,626	5,409	186	11,330
Administrative services fees	24,881	58,777	17,294	516	35,677
Custody fees	11,993	4,676	8,153	3,708	3,221
Fund accounting fees	5,051	10,719	3,329	113	7,005
Trustee fees	247	520	156	5	336
Compliance services fees	79	156	53	2	109
Audit fees	8,448	18,474	5,883	167	11,571
Licensing fees	2,677	7,579	—	1,066	4,829
Other fees	4,666	10,139	3,280	111	6,505
Recoupment of prior expenses reduced by the Advisor	—	—	—	—	—
Total Gross Expenses before reductions	193,970	400,469	134,434	8,665	253,362
Expenses reduced and reimbursed by the Advisor	(12,584)	(12,996)	(4,736)	(4,695)	(6,690)
Fees paid indirectly	(38)	(1,988)	(4)	(11)	(1,809)
TOTAL NET EXPENSES	181,348	385,485	129,694	3,959	244,863
NET INVESTMENT INCOME (LOSS)	166,449	376,376	253,304	8,510	7,542
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	804,409	2,040,016	84,614	—	160,954
Net realized gains (losses) on swap agreements	(36,918)	(971)	—	—	72,360
Net realized gains (losses) on forward currency contracts	—	—	—	(734)	—
Change in net unrealized appreciation/depreciation on investment securities	7,567	1,632,339	386,882	—	2,320,958
Change in net unrealized appreciation/depreciation on swap agreements	(4,730)	31,230	—	—	(7,922)
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	(31,120)	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	770,328	3,702,614	471,496	(31,854)	2,546,350
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$936,777	$4,078,990	$724,800	$(23,344)	$2,553,892

Amounts designated as " – " are $0 or have been rounded to $0.
See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 185

	ProFund VP Government Money Market	ProFund VP Health Care	ProFund VP Industrials	ProFund VP International	ProFund VP Internet
	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024
INVESTMENT INCOME:
Dividends	$—	$315,705	$122,748	$—	$19,126
Interest	812,118	17,194	8,883	287,011	3,657
Foreign tax withholding	—	—	—	—	—
Net income from securities lending	—	—	—	—	1
TOTAL INVESTMENT INCOME	812,118	332,899	131,631	287,011	22,784
EXPENSES:
Advisory fees	114,639	144,980	63,437	40,776	48,747
Management services fees	15,285	19,330	8,458	5,437	6,500
Administration fees	7,193	15,827	7,344	3,961	5,485
Distribution fees	—	48,327	21,146	13,592	16,249
Transfer agency fees	13,722	14,341	6,693	3,920	5,008
Administrative services fees	—	48,790	21,925	13,357	17,365
Custody fees	3,302	4,278	1,429	919	1,508
Fund accounting fees	8,924	8,810	4,216	2,374	3,113
Trustee fees	405	421	197	115	149
Compliance services fees	123	133	64	37	47
Audit fees	14,331	14,838	6,926	4,033	5,078
Licensing fees	—	6,150	2,891	—	1,352
Other fees	7,875	8,271	3,856	2,247	2,834
Recoupment of prior expenses reduced by the Advisor	—	—	—	757	—
Total Gross Expenses before reductions	185,799	334,496	148,582	91,525	113,435
Expenses reduced and reimbursed by the Advisor	(48,089)	(7,425)	(6,472)	—	(3,260)
Fees paid indirectly	(144)	(2,314)	(10)	(186)	(981)
TOTAL NET EXPENSES	137,566	324,757	142,100	91,339	109,194
NET INVESTMENT INCOME (LOSS)	674,552	8,142	(10,469)	195,672	(86,410)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	1,193,639	60,679	—	860,485
Net realized gains (losses) on swap agreements	—	108,995	19,685	188,041	23,799
Net realized gains (losses) on forward currency contracts	—	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	—	1,269,200	1,075,386	—	293,058
Change in net unrealized appreciation/depreciation on swap agreements	—	(11,877)	(2,836)	49,806	8,333
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	—	2,559,957	1,152,914	237,847	1,185,675
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$674,552	$2,568,099	$1,142,445	$433,519	$1,099,265

See accompanying notes to the financial statements.

186 :: Statements of Operations :: For the Periods Indicated (unaudited)

	ProFund VP Japan	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	ProFund VP Materials	ProFund VP Mid-Cap
	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024
INVESTMENT INCOME:
Dividends	$—	$93,907	$197,178	$133,459	$—
Interest	379,682	2,504	1,448	6,133	297,110
Foreign tax withholding	—	(60)	(27)	—	—
Net income from securities lending	—	—	—	—	—
TOTAL INVESTMENT INCOME	379,682	96,351	198,599	139,592	297,110
EXPENSES:
Advisory fees	54,612	103,099	64,232	56,614	42,199
Management services fees	7,282	13,746	8,564	7,548	5,626
Administration fees	6,134	11,486	6,955	6,651	4,815
Distribution fees	18,204	34,366	21,411	18,871	14,066
Transfer agency fees	5,574	10,419	6,327	6,044	4,436
Administrative services fees	18,721	40,228	25,171	19,834	13,641
Custody fees	1,373	2,245	1,352	1,703	1,001
Fund accounting fees	3,381	6,711	4,727	3,718	2,690
Trustee fees	166	319	183	177	128
Compliance services fees	54	104	58	57	42
Other fees	8,635	17,711	11,061	12,444	7,847
Total Gross Expenses before reductions	124,136	240,434	150,041	133,661	96,491
Expenses reduced and reimbursed by the Advisor	(1,370)	(9,482)	(6,138)	(5,849)	(1,817)
Fees paid indirectly	(435)	(9)	(22)	(998)	(148)
TOTAL NET EXPENSES	122,331	230,943	143,881	126,814	94,526
NET INVESTMENT INCOME (LOSS)	257,351	(134,592)	54,718	12,778	202,584
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	112,501	474,041	229,133	—
Net realized gains (losses) on futures contracts	1,674,964	—	—	—	140,268
Net realized gains (losses) on swap agreements	33,417	—	—	4,881	43,266
Change in net unrealized appreciation/depreciation on investment securities	—	5,420,338	307,224	209,963	—
Change in net unrealized appreciation/depreciation on futures contracts	445,529	—	—	—	(98,911)
Change in net unrealized appreciation/depreciation on swap agreements	2,039	—	—	233	113,312
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,155,949	5,532,839	781,265	444,210	197,935
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,413,300	$5,398,247	$835,983	$456,988	$400,519

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 187

	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Nasdaq-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals
	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024
INVESTMENT INCOME:
Dividends	$73,636	$118,340	$444,419	$79,633	$—
Interest	1,660	989	1,289,797	4,285	627,184
Foreign tax withholding	—	—	(592)	—	—
Net income from securities lending	10	126	13,138	13,587	—
TOTAL INVESTMENT INCOME	75,306	119,455	1,746,762	97,505	627,184
EXPENSES:
Advisory fees	54,734	40,989	577,759	37,546	90,351
Management services fees	7,298	5,465	77,033	5,006	12,047
Administration fees	6,035	4,416	61,552	4,422	9,314
Distribution fees	18,245	13,663	192,586	12,515	30,117
Transfer agency fees	5,544	4,020	56,176	4,007	9,242
Administrative services fees	23,547	17,601	192,247	12,769	32,280
Custody fees	1,254	958	12,868	1,002	2,168
Fund accounting fees	3,834	3,005	34,196	2,511	5,598
Trustee fees	163	118	1,692	118	272
Compliance services fees	53	37	547	35	88
Other fees	9,708	7,150	121,926	8,256	17,327
Total Gross Expenses before reductions	130,415	97,422	1,328,582	88,187	208,804
Expenses reduced and reimbursed by the Advisor	(7,785)	(5,598)	(32,664)	(3,723)	(5,964)
Fees paid indirectly	(25)	(8)	(1,737)	(361)	(454)
TOTAL NET EXPENSES	122,605	91,816	1,294,181	84,103	202,386
NET INVESTMENT INCOME (LOSS)	(47,299)	27,639	452,581	13,402	424,798
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	655,706	(67,955)	676,562	(7,249)	—
Net realized gains (losses) on futures contracts	—	—	3,017,907	—	—
Net realized gains (losses) on swap agreements	—	—	4,485,385	10,851	1,112,471
Change in net unrealized appreciation/depreciation on investment securities	578,013	(48,394)	15,955,322	(413,036)	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	(758,668)	—	—
Change in net unrealized appreciation/depreciation on swap agreements	—	—	(47,987)	(4,987)	321,191
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,233,719	(116,349)	23,328,521	(414,421)	1,433,662
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,186,420	$(88,710)	$23,781,102	$(401,019)	$1,858,460

See accompanying notes to the financial statements.

188 :: Statements of Operations :: For the Periods Indicated (unaudited)

	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP Semiconductor	ProFund VP Short Dow 30	ProFund VP Short Emerging Markets
	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024
INVESTMENT INCOME:
Dividends	$88,606	$—	$253,220	$—	$—
Interest	2,929	235,020	53,279	155	13,667
Foreign tax withholding	—	—	(1,382)	—	—
Net income from securities lending	—	—	90	—	—
TOTAL INVESTMENT INCOME	91,535	235,020	305,207	155	13,667
EXPENSES:
Advisory fees	22,739	33,528	303,051	23	1,940
Management services fees	3,032	4,470	40,406	4	259
Administration fees	2,585	3,878	31,938	1	210
Distribution fees	7,580	11,176	101,017	7	647
Transfer agency fees	2,353	3,476	29,063	1	202
Administrative services fees	9,270	9,184	89,619	2	626
Custody fees	498	780	8,544	—	52
Fund accounting fees	1,489	2,105	17,648	1	122
Trustee fees	69	102	877	—	6
Compliance services fees	23	29	304	—	2
Licensing fees	985	—	8,288	—	86
Other fees	3,673	5,422	46,721	1	332
Recoupment of prior expenses reduced by the Advisor	—	—	5,857	12	—
Total Gross Expenses before reductions	54,296	74,150	683,333	52	4,484
Expenses reduced and reimbursed by the Advisor	(3,353)	—	—	—	(119)
Fees paid indirectly	(8)	(107)	(4,498)	—	(19)
TOTAL NET EXPENSES	50,935	74,043	678,835	52	4,346
NET INVESTMENT INCOME (LOSS)	40,600	160,977	(373,628)	103	9,321
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(31,842)	—	27,394,389	—	—
Net realized gains (losses) on futures contracts	—	—	—	—	—
Net realized gains (losses) on swap agreements	(15,454)	453,879	323,822	(167)	(27,694)
Change in net unrealized appreciation/depreciation on investment securities	(218,352)	—	12,181,801	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(902)	325,658	103,838	12	1,248
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(266,550)	779,537	40,003,850	(155)	(26,446)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(225,950)	$940,514	$39,630,222	$(52)	$(17,125)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 189

	ProFund VP Short International	ProFund VP Short Mid-Cap	ProFund VP Short Nasdaq-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap
	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$55,984
Interest	14,875	2,229	103,937	45,208	78,392
Foreign tax withholding	—	—	—	—	(76)
Net income from securities lending	—	—	—	—	2,441
TOTAL INVESTMENT INCOME	14,875	2,229	103,937	45,208	136,741
EXPENSES:
Advisory fees	2,127	323	14,910	6,553	42,975
Management services fees	284	43	1,988	874	5,730
Administration fees	203	32	1,637	765	4,405
Distribution fees	709	108	4,970	2,184	14,325
Transfer agency fees	198	32	1,486	692	4,040
Administrative services fees	677	129	4,865	2,248	12,833
Custody fees	50	9	382	166	885
Fund accounting fees	120	20	907	424	6,757
Trustee fees	6	1	41	23	107
Compliance services fees	2	—	11	6	36
Licensing fees	—	18	778	855	5,243
Other fees	320	53	2,634	1,064	6,470
Recoupment of prior expenses reduced by the Advisor	72	—	—	—	—
Total Gross Expenses before reductions	4,768	768	34,609	15,854	103,806
Expenses reduced and reimbursed by the Advisor	—	(39)	(1,018)	(1,142)	(7,492)
Fees paid indirectly	(14)	(6)	(193)	(33)	(49)
TOTAL NET EXPENSES	4,754	723	33,398	14,679	96,265
NET INVESTMENT INCOME (LOSS)	10,121	1,506	70,539	30,529	40,476
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—	(59,430)
Net realized gains (losses) on futures contracts	—	—	(129,347)	(15,679)	31,250
Net realized gains (losses) on swap agreements	(11,141)	(4,513)	(341,831)	(31,827)	(291,847)
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—	84,718
Change in net unrealized appreciation/depreciation on futures contracts	—	—	33,065	18,600	(37,181)
Change in net unrealized appreciation/depreciation on swap agreements	(2,809)	(897)	(9,580)	(56,364)	101,119
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(13,950)	(5,410)	(447,693)	(85,270)	(171,371)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,829)	$(3,904)	$(377,154)	$(54,741)	$(130,895)

See accompanying notes to the financial statements.

190 :: Statements of Operations :: For the Periods Indicated (unaudited)

	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP UltraBull	ProFund VP UltraMid-Cap
	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024
INVESTMENT INCOME:
Dividends	$97,447	$172,747	$238,216	$90,312	$59,871
Interest	1,658	1,173	15,413	126,535	72,065
Foreign tax withholding	—	—	(478)	(23)	—
Net income from securities lending	85	3,697	—	—	95
TOTAL INVESTMENT INCOME	99,190	177,617	253,151	216,824	132,031
EXPENSES:
Advisory fees	59,704	60,746	219,624	65,882	38,013
Management services fees	7,960	8,099	29,283	8,784	5,068
Administration fees	6,591	6,818	24,335	7,199	4,265
Distribution fees	19,901	20,249	73,208	21,960	12,671
Transfer agency fees	5,992	6,219	22,095	6,550	3,898
Administrative services fees	22,000	22,135	52,278	23,114	15,421
Custody fees	1,365	1,501	5,676	1,523	888
Fund accounting fees	4,302	4,725	13,502	4,923	3,146
Trustee fees	176	179	661	194	115
Compliance services fees	57	57	213	61	38
Audit fees	6,096	6,595	22,510	6,498	3,976
Licensing fees	983	1,175	9,481	1,083	604
Other fees	3,424	3,526	12,869	3,744	2,232
Recoupment of prior expenses reduced by the Advisor	—	—	—	—	—
Total Gross Expenses before reductions	138,551	142,024	485,735	151,515	90,335
Expenses reduced and reimbursed by the Advisor	(4,790)	(5,938)	—	(3,645)	(5,052)
Fees paid indirectly	(25)	(15)	(2,050)	(295)	(132)
TOTAL NET EXPENSES	133,736	136,071	483,685	147,575	85,151
NET INVESTMENT INCOME (LOSS)	(34,546)	41,546	(230,534)	69,249	46,880
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	527,729	(313,772)	9,586,500	172,646	197,364
Net realized gains (losses) on futures contracts	—	—	—	261,231	112,214
Net realized gains (losses) on swap agreements	—	—	80,523	2,406,908	(7,570)
Change in net unrealized appreciation/depreciation on investment securities	(166,211)	(766,678)	(255,651)	1,528,284	196,352
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	(48,298)	(79,129)
Change in net unrealized appreciation/depreciation on swap agreements	—	—	8,354	(17,634)	174,608
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	361,518	(1,080,450)	9,419,726	4,303,137	593,839
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$326,972	$(1,038,904)	$9,189,192	$4,372,386	$640,719

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 191

	ProFund VP UltraNasdaq-100	ProFund VP UltraShort Dow 30	ProFund VP UltraShort Nasdaq-100	ProFund VP ProFund VP UltraSmall-Cap	U.S. Government Plus
	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024	Six Months Ended June 30, 2024
INVESTMENT INCOME:
Dividends	$628,164	$—	$—	$71,487	$—
Interest	1,426,416	51	33,692	102,002	167,295
Foreign tax withholding	(818)	—	—	(86)	—
Net income from securities lending	17,975	—	—	2,712	—
TOTAL INVESTMENT INCOME	2,071,737	51	33,692	176,115	167,295
EXPENSES:
Advisory fees	762,565	12	4,720	54,044	17,360
Management services fees	101,674	2	629	7,206	3,472
Administration fees	81,007	1	545	5,971	2,874
Distribution fees	254,188	4	1,573	18,015	8,680
Transfer agency fees	73,614	1	478	5,475	2,640
Administrative services fees	280,836	—	1,199	19,578	8,394
Custody fees	18,153	—	95	1,574	683
Fund accounting fees	44,749	1	290	7,328	1,601
Trustee fees	2,230	—	15	158	76
Compliance services fees	734	—	5	52	24
Audit fees	75,558	1	407	5,858	2,718
Licensing fees	41,882	—	268	7,137	—
Other fees	43,870	—	255	3,747	1,471
Recoupment of prior expenses reduced by the Advisor	—	—	125	—	—
Total Gross Expenses before reductions	1,781,060	22	10,604	136,143	49,993
Expenses reduced and reimbursed by the Advisor	(68,274)	—	(17)	(14,675)	(1,797)
Fees paid indirectly	(4,640)	—	(13)	(411)	(283)
TOTAL NET EXPENSES	1,708,146	22	10,574	121,057	47,913
NET INVESTMENT INCOME (LOSS)	363,591	29	23,118	55,058	119,382
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(567,969)	—	—	113,921	85,255
Net realized gains (losses) on futures contracts	4,280,031	—	—	14,236	2,051
Net realized gains (losses) on swap agreements	29,089,917	(180)	(316,275)	(1,067,475)	(510,304)
Change in net unrealized appreciation/depreciation on investment securities	23,335,079	—	—	(88,922)	(375,852)
Change in net unrealized appreciation/depreciation on futures contracts	(683,863)	—	—	(29,569)	—
Change in net unrealized appreciation/depreciation on swap agreements	(345,714)	12	11,382	505,674	(147,188)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	55,107,481	(168)	(304,893)	(552,135)	(946,038)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$55,471,072	$(139)	$(281,775)	$(497,077)	$(826,656)

See accompanying notes to the financial statements.

192 :: Statements of Operations :: For the Periods Indicated (unaudited)

ProFund VP Utilities
Six Months Ended June 30, 2024
INVESTMENT INCOME:
Dividends	$448,859
Interest	8,906
TOTAL INVESTMENT INCOME	457,765
EXPENSES:
Advisory fees	99,292
Management services fees	13,239
Administration fees	12,253
Distribution fees	33,097
Transfer agency fees	11,134
Administrative services fees	36,410
Custody fees	3,029
Fund accounting fees	6,803
Trustee fees	329
Compliance services fees	104
Other fees	22,797
Total Gross Expenses before reductions	238,487
Expenses reduced and reimbursed by the Advisor	(14,605)
Fees paid indirectly	(1,467)
TOTAL NET EXPENSES	222,415
NET INVESTMENT INCOME (LOSS)	235,350
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	305,517
Net realized gains (losses) on swap agreements	46,797
Change in net unrealized appreciation/depreciation on investment securities	1,524,010
Change in net unrealized appreciation/depreciation on swap agreements	(13,752)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,862,572
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,097,922

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Statements of
Changes in Net Assets

194 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund Access VP High Yield		ProFund VP Asia 30		ProFund VP Banks
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$230,844	$368,316	$270,648	$(15,732)	$28,545	$86,224
Net realized gains (losses) on investments	881,078	515,256	(628,862)	760,861	462,654	1,395,863
Change in net unrealized appreciation/depreciation on investments	(791,548)	315,683	854,424	28,769	(522,538)	(967,354)
Change in net assets resulting from operations	320,374	1,199,255	496,210	773,898	(31,339)	514,733
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(811,910)	(132,757)	(687,226)	(85,083)	(65,310)
Change in net assets resulting from distributions	—	(811,910)	(132,757)	(687,226)	(85,083)	(65,310)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,720,661	22,420,442	11,594,301	26,284,747	3,749,017	17,768,471
Distributions reinvested	—	811,910	132,757	687,226	85,083	65,310
Value of shares redeemed	(4,431,694)	(24,154,285)	(10,987,520)	(29,554,525)	(5,532,437)	(17,163,970)
Change in net assets resulting from capital transactions	(1,711,033)	(921,933)	739,538	(2,582,552)	(1,698,337)	669,811
Change in net assets	(1,390,659)	(534,588)	1,102,991	(2,495,880)	(1,814,759)	1,119,234
NET ASSETS:
Beginning of period	16,480,535	17,015,123	15,245,039	17,740,919	5,615,331	4,496,097
End of period	$15,089,876	$16,480,535	$16,348,030	$15,245,039	$3,800,572	$5,615,331
SHARE TRANSACTIONS:
Issued	108,671	927,714	331,271	710,106	138,088	760,184
Reinvested	—	33,694	3,581	18,664	3,247	2,738
Redeemed	(177,861)	(1,017,129)	(316,053)	(799,368)	(206,698)	(736,795)
Change in shares	(69,190)	(55,721)	18,799	(70,598)	(65,363)	26,127

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 195

	ProFund VP Bear		ProFund VP Biotechnology
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$35,359	$131,745	$(266,262)	$(436,020)
Net realized gains (losses) on investments	(264,348)	(1,009,155)	2,031,271	18,452,724
Change in net unrealized appreciation/depreciation on investments	16,789	(11,141)	(533,789)	(14,276,273)
Change in net assets resulting from operations	(212,200)	(888,551)	1,231,220	3,740,431
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(205,227)	(7,959)	(16,706,394)	(6,518,064)
Change in net assets resulting from distributions	(205,227)	(7,959)	(16,706,394)	(6,518,064)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,490,704	27,476,028	15,243,096	14,614,174
Distributions reinvested	205,227	7,959	16,706,394	6,518,064
Value of shares redeemed	(6,361,631)	(28,791,566)	(18,761,724)	(23,215,452)
Change in net assets resulting from capital transactions	(665,700)	(1,307,579)	13,187,766	(2,083,214)
Change in net assets	(1,083,127)	(2,204,089)	(2,287,408)	(4,860,847)
NET ASSETS:
Beginning of period	2,753,670	4,957,759	44,534,094	49,394,941
End of period	$1,670,543	$2,753,670	$42,246,686	$44,534,094
SHARE TRANSACTIONS:
Issued	401,985	1,735,673	227,048	224,669
Reinvested	17,140	543	395,605	104,607
Redeemed	(465,376)	(1,835,810)	(284,705)	(360,853)
Change in shares	(46,251)	(99,594)	337,948	(31,577)

See accompanying notes to the financial statements.

196 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Bull		ProFund VP Communication Services		ProFund VP Consumer Discretionary
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$143,470	$436,204	$(20,734)	$(15,983)	$(78,310)	$(136,645)
Net realized gains (losses) on investments	1,140,346	2,669,286	431,251	563,499	438,937	3,119,226
Change in net unrealized appreciation/depreciation on investments	6,516,463	7,484,213	1,110,815	1,093,954	(79,054)	2,213,844
Change in net assets resulting from operations	7,800,279	10,589,703	1,521,332	1,641,470	281,573	5,196,425
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(3,350,805)	(8,734,170)	—	(58,848)	(2,497,722)	(1,013,997)
Change in net assets resulting from distributions	(3,350,805)	(8,734,170)	—	(58,848)	(2,497,722)	(1,013,997)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	93,048,562	253,581,624	10,657,936	14,277,364	9,422,983	20,804,904
Distributions reinvested	3,350,805	8,734,170	—	58,848	2,497,722	1,013,997
Value of shares redeemed	(94,927,276)	(253,403,377)	(10,262,106)	(11,314,338)	(8,579,530)	(17,670,071)
Change in net assets resulting from capital transactions	1,472,091	8,912,417	395,830	3,021,874	3,341,175	4,148,830
Change in net assets	5,921,565	10,767,950	1,917,162	4,604,496	1,125,026	8,331,258
NET ASSETS:
Beginning of period	54,377,278	43,609,328	8,468,104	3,863,608	23,785,628	15,454,370
End of period	$60,298,843	$54,377,278	$10,385,266	$8,468,104	$24,910,654	$23,785,628
SHARE TRANSACTIONS:
Issued	1,715,458	5,150,134	254,125	420,816	142,546	341,729
Reinvested	61,348	180,160	—	1,699	41,754	15,948
Redeemed	(1,747,111)	(5,150,006)	(244,804)	(332,842)	(132,227)	(292,307)
Change in shares	29,695	180,288	9,321	89,673	52,073	65,370

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 197

	ProFund VP Consumer Staples		ProFund VP Dow 30
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$56,288	$155,942	$6,339	$10,184
Net realized gains (losses) on investments	123,772	3,973,853	6,545	27,755
Change in net unrealized appreciation/depreciation on investments	423,124	(3,476,026)	(694)	1,061
Change in net assets resulting from operations	603,184	653,769	12,190	39,000
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(3,510,813)	(1,806,155)	(10,184)	(129)
Change in net assets resulting from distributions	(3,510,813)	(1,806,155)	(10,184)	(129)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	28,979,724	21,587,164	78,796	66,036
Distributions reinvested	3,510,813	1,806,155	10,184	129
Value of shares redeemed	(29,716,653)	(22,952,398)	(27,444)	(47,363)
Change in net assets resulting from capital transactions	2,773,884	440,921	61,536	18,802
Change in net assets	(133,745)	(711,465)	63,542	57,673
NET ASSETS:
Beginning of period	10,748,783	11,460,248	326,736	269,063
End of period	$10,615,038	$10,748,783	$390,278	$326,736
SHARE TRANSACTIONS:
Issued	635,639	430,243	3,720	3,576
Reinvested	112,526	39,137	490	7
Redeemed	(648,063)	(453,961)	(1,289)	(2,546)
Change in shares	100,102	15,419	2,921	1,037

See accompanying notes to the financial statements.

198 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Emerging Markets		ProFund VP Energy		ProFund VP Europe 30
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$166,449	$252,618	$376,376	$919,340	$253,304	$276,152
Net realized gains (losses) on investments	767,491	(939,146)	2,039,045	4,913,603	84,614	1,625,865
Change in net unrealized appreciation/depreciation on investments	2,837	2,936,648	1,663,569	(8,025,103)	386,882	439,201
Change in net assets resulting from operations	936,777	2,250,120	4,078,990	(2,192,160)	724,800	2,341,218
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(333,422)	(422,942)	(2,921,465)	(1,187,917)	(773,495)	(314,873)
Change in net assets resulting from distributions	(333,422)	(422,942)	(2,921,465)	(1,187,917)	(773,495)	(314,873)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	44,755,682	42,111,695	73,443,671	63,553,956	8,396,067	18,506,199
Distributions reinvested	333,422	422,942	2,921,465	1,187,917	773,495	314,873
Value of shares redeemed	(41,982,452)	(42,322,174)	(77,310,909)	(80,016,805)	(9,625,491)	(19,922,531)
Change in net assets resulting from capital transactions	3,106,652	212,463	(945,773)	(15,274,932)	(455,929)	(1,101,459)
Change in net assets	3,710,007	2,039,641	211,752	(18,655,009)	(504,624)	924,886
NET ASSETS:
Beginning of period	20,793,127	18,753,486	44,431,298	63,086,307	15,304,032	14,379,146
End of period	$24,503,134	$20,793,127	$44,643,050	$44,431,298	$14,799,408	$15,304,032
SHARE TRANSACTIONS:
Issued	1,532,600	1,558,819	1,595,536	1,488,405	309,223	770,224
Reinvested	11,230	15,035	67,377	27,665	29,693	12,926
Redeemed	(1,446,970)	(1,588,522)	(1,683,477)	(1,887,214)	(357,721)	(830,659)
Change in shares	96,860	(14,668)	(20,564)	(371,144)	(18,805)	(47,509)

Amounts designated as " – " are $0 or have been rounded to $0.
See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 199

	ProFund VP Falling U.S. Dollar		ProFund VP Financials
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$8,510	$29,158	$7,542	$80,068
Net realized gains (losses) on investments	(734)	(29,550)	233,314	3,857,729
Change in net unrealized appreciation/depreciation on investments	(31,120)	18,107	2,313,036	(805,109)
Change in net assets resulting from operations	(23,344)	17,715	2,553,892	3,132,688
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(29,158)	—	(2,922,656)	(1,185,841)
Change in net assets resulting from distributions	(29,158)	—	(2,922,656)	(1,185,841)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	114,470	4,147,988	12,799,612	14,981,050
Distributions reinvested	29,158	—	2,922,656	1,185,841
Value of shares redeemed	(794,318)	(3,520,351)	(13,058,221)	(18,603,936)
Change in net assets resulting from capital transactions	(650,690)	627,637	2,664,047	(2,437,045)
Change in net assets	(703,192)	645,352	2,295,283	(490,198)
NET ASSETS:
Beginning of period	1,150,517	505,165	26,904,743	27,394,941
End of period	$447,325	$1,150,517	$29,200,026	$26,904,743
SHARE TRANSACTIONS:
Issued	7,538	272,172	261,730	351,510
Reinvested	2,068	—	64,504	27,533
Redeemed	(51,620)	(231,825)	(265,486)	(441,916)
Change in shares	(42,014)	40,347	60,748	(62,873)

See accompanying notes to the financial statements.

200 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Government Money Market		ProFund VP Health Care		ProFund VP Industrials
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$674,552	$1,426,790	$8,142	$26,298	$(10,469)	$30,591
Net realized gains (losses) on investments	—	(3,129)	1,302,634	2,510,901	80,364	2,551,975
Change in net unrealized appreciation/depreciation on investments	—	—	1,257,323	(2,447,230)	1,072,550	(481,719)
Change in net assets resulting from operations	674,552	1,423,661	2,568,099	89,969	1,142,445	2,100,847
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(674,552)	(1,426,790)	(1,733,204)	(4,450,779)	(2,225,904)	(1,349,793)
Change in net assets resulting from distributions	(674,552)	(1,426,790)	(1,733,204)	(4,450,779)	(2,225,904)	(1,349,793)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	11,411,476	61,053,891	16,238,969	14,323,232	8,087,859	14,836,576
Distributions reinvested	674,552	1,426,790	1,733,204	4,450,779	2,225,904	1,349,793
Value of shares redeemed	(12,481,248)	(68,159,276)	(18,374,082)	(20,807,961)	(8,457,593)	(15,398,360)
Change in net assets resulting from capital transactions	(395,220)	(5,678,595)	(401,909)	(2,033,950)	1,856,170	788,009
Change in net assets	(395,220)	(5,681,724)	432,986	(6,394,760)	772,711	1,539,063
NET ASSETS:
Beginning of period	30,940,543	36,622,267	37,240,682	43,635,442	15,732,768	14,193,705
End of period	$30,545,323	$30,940,543	$37,673,668	$37,240,682	$16,505,479	$15,732,768
SHARE TRANSACTIONS:
Issued	11,411,476	61,053,891	229,629	208,135	85,922	173,517
Reinvested	674,552	1,426,790	25,306	67,040	27,115	15,858
Redeemed	(12,481,248)	(68,159,276)	(259,914)	(303,072)	(89,212)	(182,874)
Change in shares	(395,220)	(5,678,595)	(4,979)	(27,897)	23,825	6,501

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 201

	ProFund VP International		ProFund VP Internet
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$195,672	$371,382	$(86,410)	$(140,154)
Net realized gains (losses) on investments	188,041	1,289,268	884,284	(534,947)
Change in net unrealized appreciation/depreciation on investments	49,806	49,724	301,391	4,729,701
Change in net assets resulting from operations	433,519	1,710,374	1,099,265	4,054,600
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(371,382)	—	(257,577)	(1,717,154)
Change in net assets resulting from distributions	(371,382)	—	(257,577)	(1,717,154)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	11,718,143	25,815,900	6,380,485	16,807,660
Distributions reinvested	371,382	—	257,577	1,717,154
Value of shares redeemed	(12,190,503)	(29,839,567)	(7,129,610)	(16,503,992)
Change in net assets resulting from capital transactions	(100,978)	(4,023,667)	(491,548)	2,020,822
Change in net assets	(38,841)	(2,313,293)	350,140	4,358,268
NET ASSETS:
Beginning of period	10,459,107	12,772,400	12,491,461	8,133,193
End of period	$10,420,266	$10,459,107	$12,841,601	$12,491,461
SHARE TRANSACTIONS:
Issued	552,898	1,336,784	283,700	864,806
Reinvested	17,829	—	11,613	89,669
Redeemed	(576,250)	(1,545,832)	(318,325)	(856,985)
Change in shares	(5,523)	(209,048)	(23,012)	97,490

See accompanying notes to the financial statements.

202 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Japan		ProFund VP Large-Cap Growth		ProFund VP Large-Cap Value
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$257,351	$332,742	$(134,592)	$(76,320)	$54,718	$56,453
Net realized gains (losses) on investments	1,708,381	2,151,313	112,501	502,885	474,041	1,750,291
Change in net unrealized appreciation/depreciation on investments	447,568	398,834	5,420,338	4,578,455	307,224	1,221,262
Change in net assets resulting from operations	2,413,300	2,882,889	5,398,247	5,005,020	835,983	3,028,006
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(2,031,226)	—	(530,748)	(3,728,772)	(1,916,765)	(1,320,536)
Change in net assets resulting from distributions	(2,031,226)	—	(530,748)	(3,728,772)	(1,916,765)	(1,320,536)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,481,123	27,283,643	24,600,473	41,392,771	5,834,736	23,347,451
Distributions reinvested	2,031,226	—	530,748	3,728,772	1,916,765	1,320,536
Value of shares redeemed	(14,466,757)	(26,867,059)	(23,323,495)	(36,111,609)	(11,713,103)	(22,062,238)
Change in net assets resulting from capital transactions	3,045,592	416,584	1,807,726	9,009,934	(3,961,602)	2,605,749
Change in net assets	3,427,666	3,299,473	6,675,225	10,286,182	(5,042,384)	4,313,219
NET ASSETS:
Beginning of period	10,747,633	7,448,160	26,085,533	15,799,351	20,298,800	15,985,581
End of period	$14,175,299	$10,747,633	$32,760,758	$26,085,533	$15,256,416	$20,298,800
SHARE TRANSACTIONS:
Issued	205,680	464,023	425,695	818,298	112,796	489,591
Reinvested	30,353	—	8,548	75,131	41,310	27,511
Redeemed	(191,723)	(452,888)	(411,979)	(719,484)	(227,089)	(468,527)
Change in shares	44,310	11,135	22,264	173,945	(72,983)	48,575

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 203

	ProFund VP Materials		ProFund VP Mid-Cap
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$12,778	$62,256	$202,584	$316,090
Net realized gains (losses) on investments	234,014	1,273,992	183,534	821,690
Change in net unrealized appreciation/depreciation on investments	210,196	107,355	14,401	42,094
Change in net assets resulting from operations	456,988	1,443,603	400,519	1,179,874
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(73,395)	(72,950)	(316,090)	—
Change in net assets resulting from distributions	(73,395)	(72,950)	(316,090)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,784,995	16,838,021	4,733,802	6,141,545
Distributions reinvested	73,395	72,950	316,090	—
Value of shares redeemed	(8,271,384)	(17,240,316)	(4,314,606)	(6,979,186)
Change in net assets resulting from capital transactions	(412,994)	(329,345)	735,286	(837,641)
Change in net assets	(29,401)	1,041,308	819,715	342,233
NET ASSETS:
Beginning of period	14,609,556	13,568,248	10,334,899	9,992,666
End of period	$14,580,155	$14,609,556	$11,154,614	$10,334,899
SHARE TRANSACTIONS:
Issued	86,809	207,340	266,866	393,098
Reinvested	832	858	18,615	—
Redeemed	(92,578)	(214,872)	(249,046)	(455,664)
Change in shares	(4,937)	(6,674)	36,435	(62,566)

See accompanying notes to the financial statements.

204 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Mid-Cap Growth		ProFund VP Mid-Cap Value		ProFund VP Nasdaq-100
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(47,299)	$(51,398)	$27,639	$22,096	$452,581	$652,615
Net realized gains (losses) on investments	655,706	776,856	(67,955)	952,080	8,179,854	18,292,535
Change in net unrealized appreciation/depreciation on investments	578,013	1,066,370	(48,394)	483,647	15,148,667	24,702,405
Change in net assets resulting from operations	1,186,420	1,791,828	(88,710)	1,457,823	23,781,102	43,647,555
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(596,396)	(81,372)	(502,670)	(729,248)	(19,907,326)	(620,919)
Change in net assets resulting from distributions	(596,396)	(81,372)	(502,670)	(729,248)	(19,907,326)	(620,919)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,803,170	15,462,109	3,897,031	12,290,011	142,465,593	360,891,421
Distributions reinvested	596,396	81,372	502,670	729,248	19,907,326	620,919
Value of shares redeemed	(15,236,635)	(14,272,417)	(5,434,812)	(14,653,488)	(144,623,022)	(333,625,941)
Change in net assets resulting from capital transactions	(837,069)	1,271,064	(1,035,111)	(1,634,229)	17,749,897	27,886,399
Change in net assets	(247,045)	2,981,520	(1,626,491)	(905,654)	21,623,673	70,913,035
NET ASSETS:
Beginning of period	14,935,846	11,954,326	12,286,373	13,192,027	147,447,761	76,534,726
End of period	$14,688,801	$14,935,846	$10,659,882	$12,286,373	$169,071,434	$147,447,761
SHARE TRANSACTIONS:
Issued	338,950	454,821	92,872	299,831	2,328,703	7,535,148
Reinvested	15,395	2,272	12,662	17,896	334,915	11,550
Redeemed	(384,724)	(424,420)	(130,725)	(359,525)	(2,363,837)	(7,001,820)
Change in shares	(30,379)	32,673	(25,191)	(41,798)	299,781	544,878

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 205

	ProFund VP Pharmaceuticals		ProFund VP Precious Metals
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$13,402	$9,854	$424,798	$809,641
Net realized gains (losses) on investments	3,602	866,683	1,112,471	(524,896)
Change in net unrealized appreciation/depreciation on investments	(418,023)	(1,683,599)	321,191	(142,864)
Change in net assets resulting from operations	(401,019)	(807,062)	1,858,460	141,881
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(1,036,921)	(289,591)	(809,641)	—
Change in net assets resulting from distributions	(1,036,921)	(289,591)	(809,641)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,331,067	13,170,954	182,251,371	80,804,420
Distributions reinvested	1,036,921	289,591	809,641	—
Value of shares redeemed	(7,674,685)	(15,751,659)	(178,566,740)	(83,483,270)
Change in net assets resulting from capital transactions	693,303	(2,291,114)	4,494,272	(2,678,850)
Change in net assets	(744,637)	(3,387,767)	5,543,091	(2,536,969)
NET ASSETS:
Beginning of period	10,139,311	13,527,078	24,691,037	27,228,006
End of period	$9,394,674	$10,139,311	$30,234,128	$24,691,037
SHARE TRANSACTIONS:
Issued	212,083	380,619	7,610,658	3,251,531
Reinvested	35,162	8,324	30,997	—
Redeemed	(221,948)	(456,701)	(7,463,610)	(3,367,491)
Change in shares	25,297	(67,758)	178,045	(115,960)

See accompanying notes to the financial statements.

206 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Real Estate		ProFund VP Rising Rates Opportunity		ProFund VP Semiconductor
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$40,600	$77,856	$160,977	$372,109	$(373,628)	$(209,405)
Net realized gains (losses) on investments	(47,296)	484,759	453,879	1,488,761	27,718,211	4,980,644
Change in net unrealized appreciation/depreciation on investments	(219,254)	23,106	325,658	(1,838,575)	12,285,639	16,029,875
Change in net assets resulting from operations	(225,950)	585,721	940,514	22,295	39,630,222	20,801,114
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(11,434)	(1,257,502)	(4,486,965)	(16,031)	(5,758,274)	(397,743)
Change in net assets resulting from distributions	(11,434)	(1,257,502)	(4,486,965)	(16,031)	(5,758,274)	(397,743)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,446,152	6,733,360	6,750,715	18,407,181	40,721,284	56,390,693
Distributions reinvested	11,434	1,257,502	4,486,965	16,031	5,758,274	397,743
Value of shares redeemed	(2,578,829)	(6,427,445)	(7,237,014)	(27,199,202)	(45,352,676)	(26,873,463)
Change in net assets resulting from capital transactions	(121,243)	1,563,417	4,000,666	(8,775,990)	1,126,882	29,914,973
Change in net assets	(358,627)	891,636	454,215	(8,769,726)	34,998,830	50,318,344
NET ASSETS:
Beginning of period	6,487,150	5,595,514	8,219,888	16,989,614	58,222,427	7,904,083
End of period	$6,128,523	$6,487,150	$8,674,103	$8,219,888	$93,221,257	$58,222,427
SHARE TRANSACTIONS:
Issued	53,721	140,697	162,094	408,381	241,944	607,421
Reinvested	248	27,533	144,433	367	28,765	3,516
Redeemed	(57,087)	(134,577)	(172,975)	(611,063)	(260,914)	(270,402)
Change in shares	(3,118)	33,653	133,552	(202,315)	9,795	340,535

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 207

	ProFund VP Short Dow 30		ProFund VP Short Emerging Markets
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$103	$200	$9,321	$29,923
Net realized gains (losses) on investments	(167)	(725)	(27,694)	(171,679)
Change in net unrealized appreciation/depreciation on investments	12	(25)	1,248	(10,176)
Change in net assets resulting from operations	(52)	(550)	(17,125)	(151,932)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(200)	—	(29,923)	(4,519)
Change in net assets resulting from distributions	(200)	—	(29,923)	(4,519)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	—	—	968,784	7,523,971
Distributions reinvested	200	—	29,923	4,519
Value of shares redeemed	(21)	(163)	(937,240)	(7,721,018)
Change in net assets resulting from capital transactions	179	(163)	61,467	(192,528)
Change in net assets	(73)	(713)	14,419	(348,979)
NET ASSETS:
Beginning of period	6,323	7,036	513,187	862,166
End of period	$6,250	$6,323	$527,606	$513,187
SHARE TRANSACTIONS:
Issued	—	—	41,213	302,966
Reinvested	10	—	1,413	193
Redeemed	(1)	(7)	(39,775)	(313,569)
Change in shares	9	(7)	2,851	(10,410)

See accompanying notes to the financial statements.

208 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Short International		ProFund VP Short Mid-Cap		ProFund VP Short Nasdaq-100
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$10,121	$29,900	$1,506	$7,165	$70,539	$205,004
Net realized gains (losses) on investments	(11,141)	(266,232)	(4,513)	(15,901)	(471,178)	(3,079,720)
Change in net unrealized appreciation/depreciation on investments	(2,809)	(15,871)	(897)	539	23,485	10,116
Change in net assets resulting from operations	(3,829)	(252,203)	(3,904)	(8,197)	(377,154)	(2,864,600)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(29,900)	(13,615)	(7,165)	(1,059)	(205,004)	(8,999)
Change in net assets resulting from distributions	(29,900)	(13,615)	(7,165)	(1,059)	(205,004)	(8,999)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	870,434	3,523,124	417,707	2,041,899	26,680,313	121,194,164
Distributions reinvested	29,900	13,615	7,165	1,059	205,004	8,999
Value of shares redeemed	(585,445)	(5,770,068)	(407,666)	(2,060,041)	(28,121,252)	(121,444,444)
Change in net assets resulting from capital transactions	314,889	(2,233,329)	17,206	(17,083)	(1,235,935)	(241,281)
Change in net assets	281,160	(2,499,147)	6,137	(26,339)	(1,818,093)	(3,114,880)
NET ASSETS:
Beginning of period	517,227	3,016,374	69,356	95,695	4,369,386	7,484,266
End of period	$798,387	$517,227	$75,493	$69,356	$2,551,293	$4,369,386
SHARE TRANSACTIONS:
Issued	35,546	132,021	57,464	251,733	2,245,518	8,043,954
Reinvested	1,279	545	1,094	141	20,460	691
Redeemed	(23,657)	(218,479)	(56,304)	(254,105)	(2,367,175)	(8,100,140)
Change in shares	13,168	(85,913)	2,254	(2,231)	(101,197)	(55,495)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 209

	ProFund VP Short Small-Cap		ProFund VP Small-Cap
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$30,529	$109,373	$40,476	$92,778
Net realized gains (losses) on investments	(47,506)	(513,386)	(320,027)	742,470
Change in net unrealized appreciation/depreciation on investments	(37,764)	51,526	148,656	922,157
Change in net assets resulting from operations	(54,741)	(352,487)	(130,895)	1,757,405
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(109,373)	(143,290)	(99,601)	—
Change in net assets resulting from distributions	(109,373)	(143,290)	(99,601)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,174,294	23,299,052	4,698,126	15,723,555
Distributions reinvested	109,373	143,290	99,601	—
Value of shares redeemed	(11,673,820)	(23,798,158)	(12,497,616)	(12,543,958)
Change in net assets resulting from capital transactions	1,609,847	(355,816)	(7,699,889)	3,179,597
Change in net assets	1,445,733	(851,593)	(7,930,385)	4,937,002
NET ASSETS:
Beginning of period	2,193,830	3,045,423	15,157,744	10,220,742
End of period	$3,639,563	$2,193,830	$7,227,359	$15,157,744
SHARE TRANSACTIONS:
Issued	591,434	915,751	135,990	502,315
Reinvested	5,109	6,371	2,959	—
Redeemed	(523,763)	(938,483)	(368,841)	(402,761)
Change in shares	72,780	(16,361)	(229,892)	99,554

See accompanying notes to the financial statements.

210 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Small-Cap Growth		ProFund VP Small-Cap Value		ProFund VP Technology
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(34,546)	$(35,684)	$41,546	$48,857	$(230,534)	$(289,297)
Net realized gains (losses) on investments	527,729	1,029,511	(313,772)	1,656,001	9,667,023	5,777,297
Change in net unrealized appreciation/depreciation on investments	(166,211)	1,107,875	(766,678)	316,339	(247,297)	12,774,065
Change in net assets resulting from operations	326,972	2,101,702	(1,038,904)	2,021,197	9,189,192	18,262,065
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(752,384)	(435,031)	(151,910)	(792,188)	(4,305,449)	(5,510,738)
Change in net assets resulting from distributions	(752,384)	(435,031)	(151,910)	(792,188)	(4,305,449)	(5,510,738)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	3,657,982	7,248,051	2,487,132	9,826,288	11,796,652	41,449,117
Distributions reinvested	752,384	435,031	151,910	792,188	4,305,449	5,510,738
Value of shares redeemed	(4,549,585)	(6,996,217)	(6,271,747)	(10,804,155)	(15,372,024)	(29,634,467)
Change in net assets resulting from capital transactions	(139,219)	686,865	(3,632,705)	(185,679)	730,077	17,325,388
Change in net assets	(564,631)	2,353,536	(4,823,519)	1,043,330	5,613,820	30,076,715
NET ASSETS:
Beginning of period	16,197,953	13,844,417	19,446,893	18,403,563	57,109,015	27,032,300
End of period	$15,633,322	$16,197,953	$14,623,374	$19,446,893	$62,722,835	$57,109,015
SHARE TRANSACTIONS:
Issued	119,899	263,927	59,385	239,197	157,439	670,435
Reinvested	26,025	15,184	3,836	19,191	57,056	85,704
Redeemed	(151,680)	(255,714)	(152,113)	(267,807)	(207,800)	(486,710)
Change in shares	(5,756)	23,397	(88,892)	(9,419)	6,695	269,429

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 211

	ProFund VP UltraBull		ProFund VP UltraMid-Cap
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$69,249	$123,416	$46,880	$66,404
Net realized gains (losses) on investments	2,840,785	2,958,397	302,008	1,027,034
Change in net unrealized appreciation/depreciation on investments	1,462,352	2,225,624	291,831	543,990
Change in net assets resulting from operations	4,372,386	5,307,437	640,719	1,637,428
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(123,401)	—	(69,792)	—
Change in net assets resulting from distributions	(123,401)	—	(69,792)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,618,039	41,663,119	8,531,518	5,744,267
Distributions reinvested	123,401	—	69,792	—
Value of shares redeemed	(18,866,223)	(38,563,254)	(9,157,637)	(4,992,273)
Change in net assets resulting from capital transactions	(5,124,783)	3,099,865	(556,327)	751,994
Change in net assets	(875,798)	8,407,302	14,600	2,389,422
NET ASSETS:
Beginning of period	18,659,842	10,252,540	10,791,264	8,401,842
End of period	$17,784,044	$18,659,842	$10,805,864	$10,791,264
SHARE TRANSACTIONS:
Issued	405,397	1,681,961	228,911	176,949
Reinvested	3,247	—	1,878	—
Redeemed	(560,683)	(1,556,396)	(249,714)	(162,074)
Change in shares	(152,039)	125,565	(18,925)	14,875

See accompanying notes to the financial statements.

212 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP UltraNasdaq-100		ProFund VP UltraShort Dow 30		ProFund VP UltraShort Nasdaq-100
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$363,591	$662,573	$29	$108	$23,118	$71,933
Net realized gains (losses) on investments	32,801,979	63,768,545	(180)	(852)	(316,275)	(3,436,585)
Change in net unrealized appreciation/depreciation on investments	22,305,502	32,275,373	12	(28)	11,382	115,117
Change in net assets resulting from operations	55,471,072	96,706,491	(139)	(772)	(281,775)	(3,249,535)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(662,578)	—	(108)	(6)	(71,933)	—
Change in net assets resulting from distributions	(662,578)	—	(108)	(6)	(71,933)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	112,504,933	323,415,012	—	—	19,823,977	141,542,552
Distributions reinvested	662,578	—	108	6	71,933	—
Value of shares redeemed	(118,160,647)	(317,716,556)	(62)	(68)	(18,551,594)	(142,342,839)
Change in net assets resulting from capital transactions	(4,993,136)	5,698,456	46	(62)	1,344,316	(800,287)
Change in net assets	49,815,358	102,404,947	(201)	(840)	990,608	(4,049,822)
NET ASSETS:
Beginning of period	186,932,898	84,527,951	3,336	4,176	614,322	4,664,144
End of period	$236,748,256	$186,932,898	$3,135	$3,336	$1,604,930	$614,322
SHARE TRANSACTIONS:
Issued	3,266,839	14,964,711	—	—	620,646	2,503,641	(a)
Reinvested	16,348	—	36	2	2,843	—
Redeemed	(3,468,799)	(14,807,922)	(19)	(18)	(577,599)	(2,542,259	)(a)
Change in shares	(185,612)	156,789	17	(16)	45,890	(38,618)

(a)  As described in Note 8, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 213

	ProFund VP UltraSmall-Cap		ProFund VP U.S. Government Plus
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$55,058	$96,401	$119,382	$282,360
Net realized gains (losses) on investments	(939,318)	2,012,423	(422,998)	(1,431,104)
Change in net unrealized appreciation/depreciation on investments	387,183	682,615	(523,040)	954,650
Change in net assets resulting from operations	(497,077)	2,791,439	(826,656)	(194,094)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(104,681)	—	(119,382)	(362,530)
Change in net assets resulting from distributions	(104,681)	—	(119,382)	(362,530)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,928,559	31,994,847	6,239,806	22,927,382
Distributions reinvested	104,681	—	119,365	362,530
Value of shares redeemed	(20,532,599)	(30,374,685)	(8,900,250)	(20,506,373)
Change in net assets resulting from capital transactions	(3,499,359)	1,620,162	(2,541,079)	2,783,539
Change in net assets	(4,101,117)	4,411,601	(3,487,117)	2,226,915
NET ASSETS:
Beginning of period	16,999,776	12,588,175	9,840,633	7,613,718
End of period	$12,898,659	$16,999,776	$6,353,516	$9,840,633
SHARE TRANSACTIONS:
Issued	1,244,042	2,700,348	527,279	1,738,086
Reinvested	7,985	—	10,299	28,514
Redeemed	(1,522,911)	(2,585,689)	(752,316)	(1,567,010)
Change in shares	(270,884)	114,659	(214,738)	199,590

See accompanying notes to the financial statements.

214 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Utilities
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$235,350	$459,597
Net realized gains (losses) on investments	352,314	697,485
Change in net unrealized appreciation/depreciation on investments	1,510,258	(4,316,049)
Change in net assets resulting from operations	2,097,922	(3,158,967)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(470,058)	(406,380)
Change in net assets resulting from distributions	(470,058)	(406,380)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	23,094,839	19,259,030
Distributions reinvested	470,058	406,380
Value of shares redeemed	(22,419,505)	(28,999,049)
Change in net assets resulting from capital transactions	1,145,392	(9,333,639)
Change in net assets	2,773,256	(12,898,986)
NET ASSETS:
Beginning of period	26,118,991	39,017,977
End of period	$28,892,247	$26,118,991
SHARE TRANSACTIONS:
Issued	601,054	519,449
Reinvested	11,615	10,160
Redeemed	(587,227)	(771,974)
Change in shares	25,442	(242,365)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Financial Highlights

216 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	In excess of net investment income	Net Realized Gains on Investments	Total Distributions
ProFund Access VP High Yield
Six Months Ended June 30, 2024 (unaudited)	$24.76	0.38	0.16	0.54	—	—	—	—
Year Ended December 31, 2023	$23.59	0.67	1.75	2.42	(0.67)	(0.58)	—	(1.25)
Year Ended December 31, 2022	$26.51	0.11	(2.22)	(2.11)	(0.11)	(0.70)	—	(0.81)
Year Ended December 31, 2021	$27.10	(0.34)	0.41	0.07	—	(0.66)	—	(0.66)
Year Ended December 31, 2020	$28.71	(0.31)	0.16	(0.15)	—	(1.46)	—	(1.46)
Year Ended December 31, 2019	$26.74	0.06	3.21	3.27	(0.06)	(1.24)	—	(1.30)
ProFund VP Asia 30
Six Months Ended June 30, 2024 (unaudited)	$35.48	0.63	0.63	1.26	(0.29)	—	—	(0.29)
Year Ended December 31, 2023	$35.46	(0.03)	1.62	1.59	(0.04)	—	(1.53)	(1.57)
Year Ended December 31, 2022	$53.26	(0.17)	(12.40)	(12.57)	(0.21)	—	(5.02)	(5.23)
Year Ended December 31, 2021	$75.87	0.24	(12.05)	(11.81)	—	—	(10.80)	(10.80)
Year Ended December 31, 2020	$62.15	(0.11)	21.13	21.02	(0.72)	—	(6.58)	(7.30)
Year Ended December 31, 2019	$49.34	0.39	12.56	12.95	(0.14)	—	—	(0.14)

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund Access VP High Yield
Six Months Ended June 30, 2024 (unaudited)	$25.30	2.18%		1.68%	1.68%		3.04%	$15,090	600%
Year Ended December 31, 2023	$24.76	10.43%		1.72%	1.68%		2.77%	$16,481	1,254%
Year Ended December 31, 2022	$23.59	(7.97)%		1.69%	1.68%		0.46%	$17,015	1,532%
Year Ended December 31, 2021	$26.51	0.27%		1.72%	1.68%		(1.28)%	$15,325	1,351%
Year Ended December 31, 2020	$27.10	0.06%		1.87%	1.68%		(1.16)%	$19,923	1,447%
Year Ended December 31, 2019	$28.71	12.43%		1.73%	1.70	%(f)	0.23%	$32,038	1,459%
ProFund VP Asia 30
Six Months Ended June 30, 2024 (unaudited)	$36.45	3.55%		1.79%	1.68%		3.60%	$16,348	62%
Year Ended December 31, 2023	$35.48	4.32%		1.83%	1.68%		(0.09)%	$15,245	151%
Year Ended December 31, 2022	$35.46	(24.42)%		1.74%	1.68%		(0.44)%	$17,741	202%
Year Ended December 31, 2021	$53.26	(18.52	)%(g)	1.68%	1.68%		0.33%	$21,907	125%
Year Ended December 31, 2020	$75.87	35.55%		1.71%	1.68%		(0.18)%	$29,494	130%
Year Ended December 31, 2019	$62.15	26.31%		1.72%	1.68%		0.68%	$29,057	111%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)  During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.34%.
See accompanying notes to the financial statements.

Financial Highlights :: 217

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Banks
Six Months Ended June 30, 2024 (unaudited)	$27.36	0.18	0.25 (f)	0.43	(0.62)	—	(0.62)
Year Ended December 31, 2023	$25.10	0.46	2.11	2.57	(0.31)	—	(0.31)
Year Ended December 31, 2022	$31.63	0.20	(6.49)	(6.29)	(0.24)	—	(0.24)
Year Ended December 31, 2021	$23.77	0.17	7.93	8.10	(0.24)	—	(0.24)
Year Ended December 31, 2020	$28.74	0.36	(4.85)	(4.49)	(0.48)	—	(0.48)
Year Ended December 31, 2019	$21.31	0.31	7.39	7.70	(0.27)	—	(0.27)
ProFund VP Bear
Six Months Ended June 30, 2024 (unaudited)	$14.40	0.24	(1.62)	(1.38)	(1.00)	(0.50)	(1.50)
Year Ended December 31, 2023	$17.04	0.52	(3.11)	(2.59)	(0.05)	—	(0.05)
Year Ended December 31, 2022	$14.56	0.03	2.45	2.48	—	—	—
Year Ended December 31, 2021	$19.59	(0.28)	(4.49)	(4.77)	—	(0.26)	(0.26)
Year Ended December 31, 2020	$26.47	(0.35)	(6.41)	(6.76)	(0.12)	—	(0.12)
Year Ended December 31, 2019	$34.40	0.13	(8.03)	(7.90)	(0.03)	—	(0.03)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Banks
Six Months Ended June 30, 2024 (unaudited)	$27.17	1.70%	1.80%	1.68%		1.37%	$3,801	89%
Year Ended December 31, 2023	$27.36	10.39%	1.79%	1.68%		1.98%	$5,615	430%
Year Ended December 31, 2022	$25.10	(19.88)%	1.74%	1.68%		0.69%	$4,496	599%
Year Ended December 31, 2021	$31.63	34.09%	1.68%	1.68%		0.57%	$7,500	551%
Year Ended December 31, 2020	$23.77	(15.21)%	1.74%	1.68%		1.74%	$4,823	478%
Year Ended December 31, 2019	$28.74	36.43%	1.70%	1.68%		1.24%	$9,333	293%
ProFund VP Bear
Six Months Ended June 30, 2024 (unaudited)	$11.52	(9.63)%	1.72%	1.68%		3.61%	$1,671	—
Year Ended December 31, 2023	$14.40	(15.27)%	1.72%	1.68%		3.31%	$2,754	—
Year Ended December 31, 2022	$17.04	17.03%	1.70%	1.68%		0.20%	$4,958	—
Year Ended December 31, 2021	$14.56	(24.57)%	1.69%	1.68%		(1.68)%	$1,557	—
Year Ended December 31, 2020	$19.59	(25.61)%	1.79%	1.68%		(1.40)%	$2,352	—
Year Ended December 31, 2019	$26.47	(22.95)%	1.74%	1.71	%(g)	0.43%	$3,207	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

218 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Biotechnology
Six Months Ended June 30, 2024 (unaudited)	$66.75	(0.40)	2.76	2.36	—	(27.08)	(27.08)
Year Ended December 31, 2023	$70.69	(0.64)	7.07	6.43	—	(10.37)	(10.37)
Year Ended December 31, 2022	$94.46	(0.14)	(8.78)	(8.92)	—	(14.85)	(14.85)
Year Ended December 31, 2021	$82.13	(0.14)	13.01	12.87	—	(0.54)	(0.54)
Year Ended December 31, 2020	$76.13	(0.05)	11.57	11.52	(0.01)	(5.51)	(5.52)
Year Ended December 31, 2019	$65.65	0.01	10.75	10.76	—	(0.28)	(0.28)
ProFund VP Bull
Six Months Ended June 30, 2024 (unaudited)	$50.53	0.13	7.05	7.18	(0.42)	(2.77)	(3.19)
Year Ended December 31, 2023	$48.67	0.43	10.74	11.17	—	(9.31)	(9.31)
Year Ended December 31, 2022	$70.29	(0.05)	(13.46)	(13.51)	—	(8.11)	(8.11)
Year Ended December 31, 2021	$59.38	(0.42)	15.37	14.95	—	(4.04)	(4.04)
Year Ended December 31, 2020	$53.62	(0.23)	8.70	8.47	(0.05)	(2.66)	(2.71)
Year Ended December 31, 2019	$42.46	0.16	11.98	12.14	(0.13)	(0.85)	(0.98)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Biotechnology
Six Months Ended June 30, 2024 (unaudited)	$42.03	3.35%	1.67%	1.66%		(1.21)%	$42,247	64%
Year Ended December 31, 2023	$66.75	10.14%	1.68%	1.67%		(0.99)%	$44,534	130%
Year Ended December 31, 2022	$70.69	(7.71)%	1.63%	1.63%		(0.19)%	$49,395	29%
Year Ended December 31, 2021	$94.46	15.73%	1.58%	1.58%		(0.15)%	$61,798	43%
Year Ended December 31, 2020	$82.13	15.38%	1.67%	1.67%		(0.06)%	$60,969	70%
Year Ended December 31, 2019	$76.13	16.46%	1.63%	1.63%		0.02%	$57,767	81%
ProFund VP Bull
Six Months Ended June 30, 2024 (unaudited)	$54.52	14.22%	1.72%	1.68%		0.49%	$60,299	55%
Year Ended December 31, 2023	$50.53	23.74%	1.75%	1.68%		0.86%	$54,377	125%
Year Ended December 31, 2022	$48.67	(19.74)%	1.71%	1.68%		(0.10)%	$43,609	199%
Year Ended December 31, 2021	$70.29	26.33%	1.65%	1.65%		(0.66)%	$65,540	49%
Year Ended December 31, 2020	$59.38	16.03%	1.72%	1.69	%(f)	(0.44)%	$66,044	4%
Year Ended December 31, 2019	$53.62	28.88%	1.70%	1.70	%(f)	0.32%	$65,972	56%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 219

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Communication Services
Six Months Ended June 30, 2024 (unaudited)	$38.14	(0.09)	6.84	6.75	—	—	—
Year Ended December 31, 2023	$29.19	(0.09)	9.36	9.27	(0.32)	—	(0.32)
Year Ended December 31, 2022	$37.77	0.36	(8.35)	(7.99)	(0.59)	—	(0.59)
Year Ended December 31, 2021	$32.25	0.53	5.38	5.91	(0.39)	—	(0.39)
Year Ended December 31, 2020	$31.53	0.41	0.57	0.98	(0.26)	—	(0.26)
Year Ended December 31, 2019	$28.42	0.28	3.87	4.15	(1.04)	—	(1.04)
ProFund VP Consumer Discretionary
Six Months Ended June 30, 2024 (unaudited)	$65.99	(0.23)	1.21	0.98	—	(6.58)	(6.58)
Year Ended December 31, 2023	$52.38	(0.42)	17.08	16.66	—	(3.05)	(3.05)
Year Ended December 31, 2022	$77.36	(0.43)	(23.92)	(24.35)	—	(0.63)	(0.63)
Year Ended December 31, 2021	$76.15	(0.76)	8.12	7.36	—	(6.15)	(6.15)
Year Ended December 31, 2020	$82.97	(0.56)	22.85	22.29	—	(29.11)	(29.11)
Year Ended December 31, 2019	$69.55	(0.40)	17.30	16.90	—	(3.48)	(3.48)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Communication Services
Six Months Ended June 30, 2024 (unaudited)	$44.89	17.72%	1.76%	1.68%		(0.44)%	$10,385	78%
Year Ended December 31, 2023	$38.14	31.82%	1.77%	1.68%		(0.26)%	$8,468	186%
Year Ended December 31, 2022	$29.19	(21.22)%	1.73%	1.68%		1.14%	$3,864	56%
Year Ended December 31, 2021	$37.77	18.41%	1.69%	1.68%		1.50%	$7,438	105%
Year Ended December 31, 2020	$32.25	3.15%	1.77%	1.68%		1.36%	$6,626	107%
Year Ended December 31, 2019	$31.53	14.77%	1.76%	1.68%		0.89%	$6,167	165%
ProFund VP Consumer Discretionary
Six Months Ended June 30, 2024 (unaudited)	$60.39	1.56%	1.77%	1.68%		(0.70)%	$24,911	23%
Year Ended December 31, 2023	$65.99	32.05%	1.77%	1.68%		(0.70)%	$23,786	91%
Year Ended December 31, 2022	$52.38	(31.53)%	1.72%	1.68%		(0.71)%	$15,454	19%
Year Ended December 31, 2021	$77.36	10.23%	1.68%	1.68%		(0.99)%	$30,884	39%
Year Ended December 31, 2020	$76.15	28.34%	1.75%	1.68%		(0.72)%	$31,935	116%
Year Ended December 31, 2019	$82.97	24.64%	1.72%	1.71	%(f)	(0.50)%	$26,846	182%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

220 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Consumer Staples
Six Months Ended June 30, 2024 (unaudited)	$44.12	0.23	3.07	3.30	(0.74)	(15.80)	(16.54)
Year Ended December 31, 2023	$50.22	0.59	1.74	2.33	(0.11)	(8.32)	(8.43)
Year Ended December 31, 2022	$69.45	0.09	(17.04)	(16.95)	(0.03)	(2.25)	(2.28)
Year Ended December 31, 2021	$62.19	0.02	11.42	11.44	(0.27)	(3.91)	(4.18)
Year Ended December 31, 2020	$48.21	0.25	14.61	14.86	(0.38)	(0.50)	(0.88)
Year Ended December 31, 2019	$46.16	0.49	10.83	11.32	(0.80)	(8.47)	(9.27)
ProFund VP Dow 30
Six Months Ended June 30, 2024 (unaudited)	$20.60	0.38	0.36	0.74	(0.56)	—	(0.56)
Year Ended December 31, 2023	$18.15	0.61	1.85	2.46	(0.01)	—	(0.01)
Year Ended December 31, 2022	$23.90	0.01	(2.22)	(2.21)	—	(3.54)	(3.54)
Year Ended December 31, 2021	$23.26	(0.34)	4.18	3.84	—	(3.20)	(3.20)
Year Ended December 31, 2020	$28.16	(0.31)	2.05	1.74	(0.13)	(6.51)	(6.64)
Year Ended December 31, 2019	$23.07	0.15	4.97	5.12	(0.03)	—	(0.03)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Consumer Staples
Six Months Ended June 30, 2024 (unaudited)	$30.88	7.10%	1.78%	1.68%	1.01%	$10,615	246%
Year Ended December 31, 2023	$44.12	3.92%	1.77%	1.68%	1.21%	$10,749	167%
Year Ended December 31, 2022	$50.22	(24.70)%	1.73%	1.68%	0.15%	$11,460	88%
Year Ended December 31, 2021	$69.45	19.65%	1.69%	1.68%	0.03%	$26,376	65%
Year Ended December 31, 2020	$62.19	31.05%	1.75%	1.68%	0.50%	$18,373	141%
Year Ended December 31, 2019	$48.21	26.56%	1.73%	1.68%	1.01%	$12,137	71%
ProFund VP Dow 30
Six Months Ended June 30, 2024 (unaudited)	$20.78	3.52%	1.62%	1.61%	3.65%	$390	—
Year Ended December 31, 2023	$20.60	13.54%	1.64%	1.63%	3.26%	$327	—
Year Ended December 31, 2022	$18.15	(8.85)%	1.57%	1.57%	0.05%	$269	—
Year Ended December 31, 2021	$23.90	17.51%	1.47%	1.47%	(1.47)%	$218	—
Year Ended December 31, 2020	$23.26	7.41%	1.58%	1.58%	(1.31)%	$385	—
Year Ended December 31, 2019	$28.16	22.18%	1.47%	1.47%	0.56%	$316	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 221

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Emerging Markets
Six Months Ended June 30, 2024 (unaudited)	$28.29	0.22	1.42	1.64	(0.47)	—	(0.47)
Year Ended December 31, 2023	$25.02	0.34	3.49	3.83	(0.56)	—	(0.56)
Year Ended December 31, 2022	$30.04	0.63	(5.48)	(4.85)	(0.17)	—	(0.17)
Year Ended December 31, 2021	$36.64	0.15	(6.75)	(6.60)	—	—	—
Year Ended December 31, 2020	$29.08	(0.08)	7.82	7.74	(0.18)	—	(0.18)
Year Ended December 31, 2019	$23.54	0.15	5.53	5.68	(0.14)	—	(0.14)
ProFund VP Energy
Six Months Ended June 30, 2024 (unaudited)	$42.19	0.37	3.70	4.07	(0.95)	(2.08)	(3.03)
Year Ended December 31, 2023	$44.29	0.75	(1.84)	(1.09)	(1.01)	—	(1.01)
Year Ended December 31, 2022	$28.04	0.82	15.85	16.67	(0.42)	—	(0.42)
Year Ended December 31, 2021	$18.78	0.58	9.13	9.71	(0.45)	—	(0.45)
Year Ended December 31, 2020	$29.86	0.57	(10.93)	(10.36)	(0.50)	(0.22)	(0.72)
Year Ended December 31, 2019	$28.99	0.45	1.90	2.35	(0.44)	(1.04)	(1.48)

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Emerging Markets
Six Months Ended June 30, 2024 (unaudited)	$29.46	5.77%		1.80%	1.68%		1.54%	$24,503	164%
Year Ended December 31, 2023	$28.29	15.31	%(f)	1.81%	1.68%		1.26%	$20,793	141%
Year Ended December 31, 2022	$25.02	(16.19)%		1.78%	1.68%		2.38%	$18,753	53%
Year Ended December 31, 2021	$30.04	(18.01)%		1.69%	1.68%		0.43%	$19,702	60%
Year Ended December 31, 2020	$36.64	26.72	%(g)	1.74%	1.68%		(0.29)%	$26,509	108%
Year Ended December 31, 2019	$29.08	24.23	%(h)	1.74%	1.68%		0.58%	$25,952	83%
ProFund VP Energy
Six Months Ended June 30, 2024 (unaudited)	$43.23	9.65%		1.75%	1.68%		1.64%	$44,643	135%
Year Ended December 31, 2023	$42.19	(2.49)%		1.75%	1.68%		1.74%	$44,431	72%
Year Ended December 31, 2022	$44.29	59.43%		1.71%	1.68%		2.09%	$63,086	48%
Year Ended December 31, 2021	$28.04	51.93%		1.69%	1.68%		2.30%	$30,740	80%
Year Ended December 31, 2020	$18.78	(34.46)%		1.76%	1.68%		3.00%	$18,535	130%
Year Ended December 31, 2019	$29.86	8.52%		1.72%	1.72	%(i)	1.46%	$26,442	38%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  During the year ended December 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.13%.

(g)  During the year ended December 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.20%.

(h)  During the year ended December 31, 2019, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.69%.

(i)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

222 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Europe 30
Six Months Ended June 30, 2024 (unaudited)	$25.90	0.43	0.96	1.39	(0.51)	(0.91)	(1.42)
Year Ended December 31, 2023	$22.52	0.44	3.46	3.90	(0.52)	—	(0.52)
Year Ended December 31, 2022	$25.62	0.43	(2.37)	(1.94)	(0.29)	(0.87)	(1.16)
Year Ended December 31, 2021	$20.76	0.32	4.76	5.08	(0.22)	—	(0.22)
Year Ended December 31, 2020	$23.50	0.22	(2.43)	(2.21)	(0.53)	—	(0.53)
Year Ended December 31, 2019	$20.55	0.45	3.15	3.60	(0.65)	—	(0.65)
ProFund VP Falling U.S. Dollar
Six Months Ended June 30, 2024 (unaudited)	$15.59	0.27	(0.81)	(0.54)	(0.98)	—	(0.98)
Year Ended December 31, 2023	$15.10	0.50	(0.01)	0.49	—	—	—
Year Ended December 31, 2022	$16.55	(0.01)	(1.44)	(1.45)	—	—	—
Year Ended December 31, 2021	$18.37	(0.30)	(1.15)	(1.45)	—	(0.37)	(0.37)
Year Ended December 31, 2020	$17.60	(0.25)	1.09	0.84	(0.07)	—	(0.07)
Year Ended December 31, 2019	$18.03	0.08	(0.50)	(0.42)	(0.01)	—	(0.01)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Europe 30
Six Months Ended June 30, 2024 (unaudited)	$25.87	5.33%	1.74%	1.68%	3.28%	$14,799	50%
Year Ended December 31, 2023	$25.90	17.47%	1.77%	1.68%	1.83%	$15,304	120%
Year Ended December 31, 2022	$22.52	(7.76)%	1.75%	1.68%	1.82%	$14,379	131%
Year Ended December 31, 2021	$25.62	24.53%	1.69%	1.68%	1.30%	$17,489	138%
Year Ended December 31, 2020	$20.76	(9.23)%	1.77%	1.68%	1.10%	$14,729	63%
Year Ended December 31, 2019	$23.50	17.79%	1.79%	1.68%	1.97%	$19,526	85%
ProFund VP Falling U.S. Dollar
Six Months Ended June 30, 2024 (unaudited)	$14.07	(3.48)%	3.68%	1.68%	3.61%	$447	—
Year Ended December 31, 2023	$15.59	3.25%	2.97%	1.68%	3.28%	$1,151	—
Year Ended December 31, 2022	$15.10	(8.76)%	2.41%	1.68%	(0.05)%	$505	—
Year Ended December 31, 2021	$16.55	(8.03)%	2.23%	1.68%	(1.68)%	$481	—
Year Ended December 31, 2020	$18.37	4.80%	3.18%	1.68%	(1.44)%	$1,336	—
Year Ended December 31, 2019	$17.60	(2.34)%	5.49%	1.68%	0.44%	$615	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 223

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Financials
Six Months Ended June 30, 2024 (unaudited)	$45.92	0.01		4.28		4.29	(0.15)	(4.90)	(5.05)
Year Ended December 31, 2023	$42.23	0.13		5.59		5.72	(0.20)	(1.83)	(2.03)
Year Ended December 31, 2022	$50.42	0.15		(7.78)		(7.63)	(0.04)	(0.52)	(0.56)
Year Ended December 31, 2021	$41.61	0.03		12.16		12.19	(0.17)	(3.21)	(3.38)
Year Ended December 31, 2020	$46.06	0.23		(1.41)		(1.18)	(0.28)	(2.99)	(3.27)
Year Ended December 31, 2019	$37.39	0.21		10.83		11.04	(0.23)	(2.14)	(2.37)
ProFund VP Government Money Market
Six Months Ended June 30, 2024 (unaudited)	$1.000	0.022		—	(g)	0.022	(0.022)	—	(0.022)
Year Ended December 31, 2023	$1.000	0.041		—	(g)	0.041	(0.041)	—	(0.041)
Year Ended December 31, 2022	$1.000	0.010		—		0.010	(0.010)	—	(0.010)
Year Ended December 31, 2021	$1.000	—	(g)	—	(g)	— (g)	— (g)	—	— (g)
Year Ended December 31, 2020	$1.000	0.001		—	(g)	0.001	(0.001)	—	(0.001)
Year Ended December 31, 2019	$1.000	0.008		—	(g)	0.008	(0.008)	—	(0.008)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Financials
Six Months Ended June 30, 2024 (unaudited)	$45.16	9.28%	1.74%	1.68%		0.05%	$29,200	9%
Year Ended December 31, 2023	$45.92	13.88%	1.75%	1.68%		0.31%	$26,905	48%
Year Ended December 31, 2022	$42.23	(15.14)%	1.71%	1.68%		0.33%	$27,395	14%
Year Ended December 31, 2021	$50.42	30.10%	1.68%	1.68%		0.07%	$41,801	31%
Year Ended December 31, 2020	$41.61	(1.77)%	1.74%	1.68%		0.58%	$27,234	145%
Year Ended December 31, 2019	$46.06	30.27%	1.71%	1.71	%(f)	0.50%	$36,747	52%
ProFund VP Government Money Market
Six Months Ended June 30, 2024 (unaudited)	$1.000	2.21%	1.22%	0.90%		4.41%	$30,545	—
Year Ended December 31, 2023	$1.000	4.15%	1.28%	0.90	%(h)	4.06%	$30,941	—
Year Ended December 31, 2022	$1.000	1.02%	1.16%	0.49	%(i)(j)	1.01%	$36,622	—
Year Ended December 31, 2021	$1.000	0.01%	1.07%	—	%(i)(k)	0.01%	$46,350	—
Year Ended December 31, 2020	$1.000	0.04%	1.16%	0.52	%(i)	0.05%	$48,075	—
Year Ended December 31, 2019	$1.000	0.77%	1.35%	1.35%		0.78%	$145,715	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)  Amount is less than $0.0005.

(h)  The Advisor voluntarily waived fees and expenses to limit the annual expense ratio to 0.90% through September 30, 2023. Effective October 1, 2023, the contractual expense limit was reduced from 1.35% to 0.90%.

(i)  The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.

(j)  The Advisor voluntarily waived fees and expenses to limit the annual expense ratio to 0.90% (excluding amounts contractually waived to support a minimum net yield).

(k)  Amount is less than 0.005%.

See accompanying notes to the financial statements.

224 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Health Care
Six Months Ended June 30, 2024 (unaudited)	$66.70	0.01	4.62	4.63	(0.05)	(3.20)	(3.25)
Year Ended December 31, 2023	$74.44	0.05	0.51	0.56	—	(8.30)	(8.30)
Year Ended December 31, 2022	$84.07	(0.15)	(5.18)	(5.33)	—	(4.30)	(4.30)
Year Ended December 31, 2021	$75.46	(0.24)	15.51	15.27	(0.03)	(6.63)	(6.66)
Year Ended December 31, 2020	$74.91	0.03	10.27	10.30	—	(9.75)	(9.75)
Year Ended December 31, 2019	$71.82	(0.01)	12.63	12.62	—	(9.53)	(9.53)
ProFund VP Industrials
Six Months Ended June 30, 2024 (unaudited)	$88.65	(0.06)	6.16	6.10	(0.18)	(12.58)	(12.76)
Year Ended December 31, 2023	$83.02	0.18	13.02	13.20	—	(7.57)	(7.57)
Year Ended December 31, 2022	$99.95	(0.18)	(15.43)	(15.61)	—	(1.32)	(1.32)
Year Ended December 31, 2021	$90.68	(0.44)	15.06	14.62	—	(5.35)	(5.35)
Year Ended December 31, 2020	$79.25	(0.15)	13.24	13.09	(0.14)	(1.52)	(1.66)
Year Ended December 31, 2019	$72.70	0.10	20.77	20.87	—	(14.32)	(14.32)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Health Care
Six Months Ended June 30, 2024 (unaudited)	$68.08	6.91%	1.73%	1.68%	0.04%	$37,674	29%
Year Ended December 31, 2023	$66.70	0.82%	1.74%	1.68%	0.07%	$37,241	13%
Year Ended December 31, 2022	$74.44	(6.03)%	1.69%	1.68%	(0.20)%	$43,635	30%
Year Ended December 31, 2021	$84.07	21.54%	1.68%	1.68%	(0.30)%	$55,677	10%
Year Ended December 31, 2020	$75.46	14.44%	1.73%	1.68%	0.04%	$52,001	58%
Year Ended December 31, 2019	$74.91	19.37%	1.72%	1.68%	(0.01)%	$49,409	33%
ProFund VP Industrials
Six Months Ended June 30, 2024 (unaudited)	$81.99	6.86%	1.76%	1.68%	(0.12)%	$16,505	22%
Year Ended December 31, 2023	$88.65	16.30%	1.76%	1.68%	0.21%	$15,733	82%
Year Ended December 31, 2022	$83.02	(15.60)%	1.72%	1.68%	(0.21)%	$14,194	73%
Year Ended December 31, 2021	$99.95	16.40%	1.69%	1.68%	(0.45)%	$21,804	72%
Year Ended December 31, 2020	$90.68	16.76%	1.75%	1.68%	(0.20)%	$17,080	123%
Year Ended December 31, 2019	$79.25	30.49%	1.71%	1.68%	0.12%	$17,879	71%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 225

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP International
Six Months Ended June 30, 2024 (unaudited)	$20.58	0.38	0.52	0.90	(0.75)	—	(0.75)
Year Ended December 31, 2023	$17.81	0.62	2.15	2.77	—	—	—
Year Ended December 31, 2022	$22.33	(0.03)	(3.63)	(3.66)	—	(0.86)	(0.86)
Year Ended December 31, 2021	$20.52	(0.35)	2.16	1.81	—	—	—
Year Ended December 31, 2020	$19.66	(0.24)	1.19	0.95	(0.09)	—	(0.09)
Year Ended December 31, 2019	$16.53	0.08	3.10	3.18	(0.05)	—	(0.05)
ProFund VP Internet
Six Months Ended June 30, 2024 (unaudited)	$21.05	(0.15)	2.07	1.92	—	(0.46)	(0.46)
Year Ended December 31, 2023	$16.40	(0.26)	8.12	7.86	—	(3.21)	(3.21)
Year Ended December 31, 2022	$51.30	(0.36)	(21.75)	(22.11)	—	(12.79)	(12.79)
Year Ended December 31, 2021	$58.55	(0.84)	3.30	2.46	—	(9.71)	(9.71)
Year Ended December 31, 2020	$43.10	(0.69)	22.44	21.75	—	(6.30)	(6.30)
Year Ended December 31, 2019(g)	$37.40	(0.54)	7.27	6.73	—	(1.03)	(1.03)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP International
Six Months Ended June 30, 2024 (unaudited)	$20.73	4.35%	1.68%	1.68%		3.60%	$10,420	—
Year Ended December 31, 2023	$20.58	15.55%	1.71%	1.68%		3.19%	$10,459	—
Year Ended December 31, 2022	$17.81	(16.45)%	1.68%	1.65%		(0.16)%	$12,772	—
Year Ended December 31, 2021	$22.33	8.82%	1.60%	1.60%		(1.60)%	$12,151	—
Year Ended December 31, 2020	$20.52	4.90%	1.68%	1.68%		(1.36)%	$5,532	—
Year Ended December 31, 2019	$19.66	19.27%	1.65%	1.65%		0.43%	$5,679	—
ProFund VP Internet
Six Months Ended June 30, 2024 (unaudited)	$22.51	9.17%	1.74%	1.68%		(1.33)%	$12,842	49%
Year Ended December 31, 2023	$21.05	49.85%	1.76%	1.68%		(1.34)%	$12,491	83%
Year Ended December 31, 2022	$16.40	(46.13)%	1.70%	1.69	%(f)	(1.40)%	$8,133	28%
Year Ended December 31, 2021	$51.30	5.30%	1.68%	1.68%		(1.47)%	$19,532	57%
Year Ended December 31, 2020	$58.55	50.82%	1.71%	1.68%		(1.36)%	$26,399	116%
Year Ended December 31, 2019(g)	$43.10	18.03%	1.69%	1.69	%(f)	(1.24)%	$16,593	163%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)  As described in Note 8, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.
See accompanying notes to the financial statements.

226 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Japan
Six Months Ended June 30, 2024 (unaudited)	$65.23	1.32	12.81	14.13	(1.89)	(9.67)	(11.56)
Year Ended December 31, 2023	$48.48	1.93	14.82	16.75	—	—	—
Year Ended December 31, 2022	$56.77	(0.12)	(5.32)	(5.44)	—	(2.85)	(2.85)
Year Ended December 31, 2021	$63.65	(1.02)	3.20	2.18	—	(9.06)	(9.06)
Year Ended December 31, 2020	$55.06	(0.73)	9.48	8.75	(0.16)	—	(0.16)
Year Ended December 31, 2019	$45.95	0.12	9.06	9.18	(0.07)	—	(0.07)
ProFund VP Large-Cap Growth
Six Months Ended June 30, 2024 (unaudited)	$51.60	(0.28)	11.88	11.60	—	(1.13)	(1.13)
Year Ended December 31, 2023	$47.65	(0.18)	13.09	12.91	—	(8.96)	(8.96)
Year Ended December 31, 2022	$85.95	(0.46)	(24.71)	(25.17)	—	(13.13)	(13.13)
Year Ended December 31, 2021	$77.23	(0.75)	20.84	20.09	—	(11.37)	(11.37)
Year Ended December 31, 2020	$64.35	(0.35)	20.11	19.76	—	(6.88)	(6.88)
Year Ended December 31, 2019	$65.02	(0.10)	17.13	17.03	—	(17.70)	(17.70)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Japan
Six Months Ended June 30, 2024 (unaudited)	$67.80	21.89%	1.70%	1.68%		3.53%	$14,175	—
Year Ended December 31, 2023	$65.23	34.51%	1.73%	1.68%		3.26%	$10,748	—
Year Ended December 31, 2022	$48.48	(9.92)%	1.69%	1.68%		(0.22)%	$7,448	—
Year Ended December 31, 2021	$56.77	3.89%	1.69%	1.68%		(1.68)%	$7,261	—
Year Ended December 31, 2020	$63.65	15.93%	1.75%	1.68%		(1.38)%	$11,668	—
Year Ended December 31, 2019	$55.06	20.00%	1.74%	1.74	%(f)	0.23%	$9,319	—
ProFund VP Large-Cap Growth
Six Months Ended June 30, 2024 (unaudited)	$62.07	22.48%	1.75%	1.68%		(0.98)%	$32,761	75%
Year Ended December 31, 2023	$51.60	27.86%	1.78%	1.68%		(0.36)%	$26,086	178%
Year Ended December 31, 2022	$47.65	(30.64)%	1.73%	1.68%		(0.76)%	$15,799	132%
Year Ended December 31, 2021	$85.95	29.86%	1.69%	1.68%		(0.94)%	$37,180	122%
Year Ended December 31, 2020	$77.23	30.93%	1.75%	1.68%		(0.52)%	$29,963	150%
Year Ended December 31, 2019	$64.35	28.89%	1.73%	1.68%		(0.14)%	$28,941	136%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 227

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Large-Cap Value
Six Months Ended June 30, 2024 (unaudited)	$50.37	0.16	2.34	2.50	(0.20)	(6.44)	(6.64)
Year Ended December 31, 2023	$45.11	0.16	8.71	8.87	(0.24)	(3.37)	(3.61)
Year Ended December 31, 2022	$49.32	0.23	(3.59)	(3.36)	(0.23)	(0.62)	(0.85)
Year Ended December 31, 2021	$40.50	0.22	9.03	9.25	(0.43)	—	(0.43)
Year Ended December 31, 2020	$47.60	0.43	(1.06)	(0.63)	(0.50)	(5.97)	(6.47)
Year Ended December 31, 2019	$41.32	0.37	11.15	11.52	(0.46)	(4.78)	(5.24)
ProFund VP Materials
Six Months Ended June 30, 2024 (unaudited)	$85.48	0.07	2.73	2.80	(0.37)	(0.07)	(0.44)
Year Ended December 31, 2023	$76.40	0.33	9.12	9.45	(0.37)	—	(0.37)
Year Ended December 31, 2022	$84.94	0.36	(8.08)	(7.72)	(0.13)	(0.69)	(0.82)
Year Ended December 31, 2021	$69.36	0.14	17.52	17.66	(0.23)	(1.85)	(2.08)
Year Ended December 31, 2020	$64.71	0.32	9.87	10.19	(0.42)	(5.12)	(5.54)
Year Ended December 31, 2019	$56.94	0.37	9.53	9.90	(0.22)	(1.91)	(2.13)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Large-Cap Value
Six Months Ended June 30, 2024 (unaudited)	$46.23	4.91%	1.75%	1.68%	0.64%	$15,256	32%
Year Ended December 31, 2023	$50.37	20.09%	1.78%	1.68%	0.34%	$20,299	151%
Year Ended December 31, 2022	$45.11	(6.82)%	1.73%	1.68%	0.51%	$15,986	214%
Year Ended December 31, 2021	$49.32	22.93%	1.70%	1.68%	0.48%	$17,877	79%
Year Ended December 31, 2020	$40.50	(0.06)%	1.77%	1.68%	1.05%	$14,607	97%
Year Ended December 31, 2019	$47.60	29.77%	1.74%	1.68%	0.81%	$22,202	110%
ProFund VP Materials
Six Months Ended June 30, 2024 (unaudited)	$87.84	3.29%	1.77%	1.68%	0.17%	$14,580	26%
Year Ended December 31, 2023	$85.48	12.38%	1.77%	1.68%	0.40%	$14,610	69%
Year Ended December 31, 2022	$76.40	(9.14)%	1.71%	1.68%	0.46%	$13,568	65%
Year Ended December 31, 2021	$84.94	25.63%	1.68%	1.68%	0.18%	$17,284	134%
Year Ended December 31, 2020	$69.36	16.49%	1.73%	1.68%	0.53%	$16,416	135%
Year Ended December 31, 2019	$64.71	17.72%	1.71%	1.68%	0.60%	$11,884	58%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

228 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Mid-Cap
Six Months Ended June 30, 2024 (unaudited)	$16.71	0.31	0.52	0.83	(0.50)	—	(0.50)
Year Ended December 31, 2023	$14.68	0.49	1.54	2.03	—	—	—
Year Ended December 31, 2022	$21.47	(0.04)	(3.10)	(3.14)	—	(3.65)	(3.65)
Year Ended December 31, 2021	$18.15	(0.33)	4.31	3.98	—	(0.66)	(0.66)
Year Ended December 31, 2020	$23.89	(0.26)	1.63	1.37	(0.22)	(6.89)	(7.11)
Year Ended December 31, 2019	$19.37	0.11	4.44	4.55	(0.03)	—	(0.03)
ProFund VP Mid-Cap Growth
Six Months Ended June 30, 2024 (unaudited)	$36.50	(0.13)	4.04	3.91	—	(1.64)	(1.64)
Year Ended December 31, 2023	$31.75	(0.13)	5.07	4.94	—	(0.19)	(0.19)
Year Ended December 31, 2022	$50.76	(0.21)	(9.92)	(10.13)	—	(8.88)	(8.88)
Year Ended December 31, 2021	$47.68	(0.51)	8.14	7.63	—	(4.55)	(4.55)
Year Ended December 31, 2020	$43.13	(0.28)	8.71	8.43	—	(3.88)	(3.88)
Year Ended December 31, 2019	$38.51	(0.16)	9.17	9.01	—	(4.39)	(4.39)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Mid-Cap
Six Months Ended June 30, 2024 (unaudited)	$17.04	4.91%	1.71%	1.68%		3.60%	$11,155	—
Year Ended December 31, 2023	$16.71	13.83%	1.74%	1.68%		3.19%	$10,335	—
Year Ended December 31, 2022	$14.68	(14.92)%	1.70%	1.67%		(0.22)%	$9,993	—
Year Ended December 31, 2021	$21.47	22.21%	1.61%	1.61%		(1.61)%	$15,850	—
Year Ended December 31, 2020	$18.15	10.76%	1.70%	1.70	%(f)	(1.34)%	$10,731	—
Year Ended December 31, 2019	$23.89	23.53%	1.64%	1.64%		0.50%	$11,332	—
ProFund VP Mid-Cap Growth
Six Months Ended June 30, 2024 (unaudited)	$38.77	10.75%	1.79%	1.68%		(0.65)%	$14,689	96%
Year Ended December 31, 2023	$36.50	15.56%	1.82%	1.68%		(0.40)%	$14,936	150%
Year Ended December 31, 2022	$31.75	(20.34)%	1.76%	1.68%		(0.57)%	$11,954	94%
Year Ended December 31, 2021	$50.76	16.97%	1.73%	1.68%		(1.02)%	$20,702	113%
Year Ended December 31, 2020	$47.68	20.90%	1.78%	1.68%		(0.68)%	$21,028	184%
Year Ended December 31, 2019	$43.13	24.24%	1.75%	1.68%		(0.38)%	$20,792	191%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 229

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Mid-Cap Value
Six Months Ended June 30, 2024 (unaudited)	$42.06	0.10	(0.24)	(0.14)	(0.11)	(1.87)	(1.98)
Year Ended December 31, 2023	$39.51	0.07	5.15	5.22	(0.12)	(2.55)	(2.67)
Year Ended December 31, 2022	$50.46	0.11	(4.32)	(4.21)	(0.07)	(6.67)	(6.74)
Year Ended December 31, 2021	$39.36	0.04	11.18	11.22	(0.12)	—	(0.12)
Year Ended December 31, 2020	$42.15	0.21	0.13	0.34	(0.15)	(2.98)	(3.13)
Year Ended December 31, 2019	$35.25	0.10	8.22	8.32	(0.08)	(1.34)	(1.42)
ProFund VP Nasdaq-100
Six Months Ended June 30, 2024 (unaudited)	$57.87	0.18	9.29	9.47	(0.26)	(7.71)	(7.97)
Year Ended December 31, 2023	$38.21	0.28	19.64	19.92	—	(0.26)	(0.26)
Year Ended December 31, 2022	$73.87	(0.34)	(23.34)	(23.68)	—	(11.98)	(11.98)
Year Ended December 31, 2021	$70.73	(0.81)	15.53	14.72	—	(11.58)	(11.58)
Year Ended December 31, 2020	$51.68	(0.59)	24.00	23.41	—	(4.36)	(4.36)
Year Ended December 31, 2019	$38.09	(0.13)	14.06	13.93	—	(0.34)	(0.34)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Mid-Cap Value
Six Months Ended June 30, 2024 (unaudited)	$39.94	(0.33)%	1.78%	1.68%		0.51%	$10,660	36%
Year Ended December 31, 2023	$42.06	13.45%	1.81%	1.68%		0.19%	$12,286	130%
Year Ended December 31, 2022	$39.51	(8.45)%	1.74%	1.68%		0.25%	$13,192	175%
Year Ended December 31, 2021	$50.46	28.53%	1.70%	1.68%		0.08%	$18,681	172%
Year Ended December 31, 2020	$39.36	2.30%	1.80%	1.68%		0.60%	$12,472	163%
Year Ended December 31, 2019	$42.15	24.08%	1.75%	1.68%		0.26%	$17,712	232%
ProFund VP Nasdaq-100
Six Months Ended June 30, 2024 (unaudited)	$59.37	16.36%	1.72%	1.68%		0.59%	$169,071	2%
Year Ended December 31, 2023	$57.87	52.17%	1.76%	1.68%		0.57%	$147,448	22%
Year Ended December 31, 2022	$38.21	(33.91)%	1.74%	1.68%		(0.67)%	$76,535	9%
Year Ended December 31, 2021	$73.87	24.80%	1.68%	1.68%		(1.15)%	$177,581	13%
Year Ended December 31, 2020	$70.73	45.57%	1.73%	1.68%		(0.99)%	$155,209	10%
Year Ended December 31, 2019	$51.68	36.70%	1.72%	1.69	%(f)	(0.29)%	$103,193	9%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

230 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Pharmaceuticals
Six Months Ended June 30, 2024 (unaudited)	$34.39	0.05	(1.47)	(1.42)	—	(3.62)	(3.62)
Year Ended December 31, 2023	$37.31	0.03	(2.07)	(2.04)	(0.19)	(0.69)	(0.88)
Year Ended December 31, 2022	$42.16	0.16	(2.71)	(2.55)	(0.03)	(2.27)	(2.30)
Year Ended December 31, 2021	$38.54	0.07	4.18	4.25	(0.11)	(0.52)	(0.63)
Year Ended December 31, 2020	$34.29	— (f)	4.29	4.29	(0.04)	—	(0.04)
Year Ended December 31, 2019	$34.85	0.04	4.22	4.26	(0.31)	(4.51)	(4.82)
ProFund VP Precious Metals
Six Months Ended June 30, 2024 (unaudited)	$25.40	0.44	1.36	1.80	(0.91)	—	(0.91)
Year Ended December 31, 2023	$25.03	0.82	(0.45)	0.37	—	—	—
Year Ended December 31, 2022	$28.13	(0.09)	(3.01)	(3.10)	—	—	—
Year Ended December 31, 2021	$30.89	(0.49)	(2.27)	(2.76)	—	—	—
Year Ended December 31, 2020	$24.94	(0.42)	6.44	6.02	(0.07)	—	(0.07)
Year Ended December 31, 2019	$17.10	0.07	7.78	7.85	(0.01)	—	(0.01)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Pharmaceuticals
Six Months Ended June 30, 2024 (unaudited)	$29.35	(4.17)%	1.76%	1.68%	0.27%	$9,395	65%
Year Ended December 31, 2023	$34.39	(5.49)%	1.77%	1.68%	0.09%	$10,139	128%
Year Ended December 31, 2022	$37.31	(6.13)%	1.70%	1.68%	0.41%	$13,527	64%
Year Ended December 31, 2021	$42.16	11.20%	1.68%	1.68%	0.18%	$16,790	60%
Year Ended December 31, 2020	$38.54	12.51%	1.73%	1.68%	0.01%	$16,271	91%
Year Ended December 31, 2019	$34.29	14.04%	1.74%	1.68%	0.12%	$13,604	126%
ProFund VP Precious Metals
Six Months Ended June 30, 2024 (unaudited)	$26.29	7.11%	1.73%	1.68%	3.53%	$30,234	—
Year Ended December 31, 2023	$25.40	1.48%	1.76%	1.68%	3.25%	$24,691	—
Year Ended December 31, 2022	$25.03	(11.02)%	1.71%	1.68%	(0.33)%	$27,228	—
Year Ended December 31, 2021	$28.13	(8.94)%	1.68%	1.68%	(1.68)%	$30,204	—
Year Ended December 31, 2020	$30.89	24.10%	1.74%	1.68%	(1.43)%	$38,371	—
Year Ended December 31, 2019	$24.94	45.98%	1.72%	1.68%	0.37%	$32,395	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 231

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions
ProFund VP Real Estate
Six Months Ended June 30, 2024 (unaudited)	$47.41	0.30	(1.80)	(1.50)	(0.08)	—	—	(0.08)
Year Ended December 31, 2023	$54.22	0.68	4.03	4.71	(0.57)	(10.95)	—	(11.52)
Year Ended December 31, 2022	$79.69	0.32	(21.06)	(20.74)	(0.48)	(4.25)	—	(4.73)
Year Ended December 31, 2021	$58.15	0.19	21.37	21.56	(0.02)	—	—	(0.02)
Year Ended December 31, 2020	$65.05	0.42	(4.66)	(4.24)	(0.78)	(1.71)	(0.17)	(2.66)
Year Ended December 31, 2019	$54.51	0.75	13.65	14.40	(1.06)	(2.80)	—	(3.86)
ProFund VP Rising Rates Opportunity
Six Months Ended June 30, 2024 (unaudited)	$44.70	0.72	4.84	5.56	(1.45)	(21.49)	—	(22.94)
Year Ended December 31, 2023	$43.99	1.44	(0.67)	0.77	(0.06)	—	—	(0.06)
Year Ended December 31, 2022	$27.76	0.04	16.19	16.23	—	—	—	—
Year Ended December 31, 2021	$27.78	(0.50)	0.48	(0.02)	—	—	—	—
Year Ended December 31, 2020	$38.21	(0.37)	(9.84)	(10.21)	(0.22)	—	—	(0.22)
Year Ended December 31, 2019	$48.56	0.21	(8.70)	(8.49)	(0.08)	(1.78)	—	(1.86)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Real Estate
Six Months Ended June 30, 2024 (unaudited)	$45.83	(3.16	)%(f)	1.79%	1.68%	1.34%	$6,129	28%
Year Ended December 31, 2023	$47.41	9.73%		1.80%	1.68%	1.38%	$6,487	114%
Year Ended December 31, 2022	$54.22	(26.56)%		1.74%	1.68%	0.49%	$5,596	85%
Year Ended December 31, 2021	$79.69	37.07%		1.69%	1.68%	0.27%	$13,927	147%
Year Ended December 31, 2020	$58.15	(6.29	)%(g)	1.76%	1.68%	0.72%	$9,729	150%
Year Ended December 31, 2019	$65.05	26.76%		1.71%	1.68%	1.18%	$15,945	126%
ProFund VP Rising Rates Opportunity
Six Months Ended June 30, 2024 (unaudited)	$27.32	12.27%		1.66%	1.66%	3.61%	$8,674	—
Year Ended December 31, 2023	$44.70	1.75%		1.68%	1.67%	3.21%	$8,220	—
Year Ended December 31, 2022	$43.99	58.47%		1.66%	1.66%	0.10%	$16,990	—
Year Ended December 31, 2021	$27.76	(0.07)%		1.64%	1.64%	(1.64)%	$5,890	—
Year Ended December 31, 2020	$27.78	(26.70)%		1.73%	1.68%	(1.30)%	$4,441	—
Year Ended December 31, 2019	$38.21	(17.41)%		1.70%	1.67%	0.50%	$5,962	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  During the period ended June 30, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.08%.

(g)  During the year ended December 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.29%.

See accompanying notes to the financial statements.

232 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Semiconductor
Six Months Ended June 30, 2024 (unaudited)	$126.40	(0.77)	85.38	84.61	—	(12.83)	(12.83)
Year Ended December 31, 2023	$65.83	(0.57)	62.10	61.53	—	(0.96)	(0.96)
Year Ended December 31, 2022	$111.54	(0.29)	(40.90)	(41.19)	—	(4.52)	(4.52)
Year Ended December 31, 2021	$82.52	(0.51)	36.96	36.45	—	(7.43)	(7.43)
Year Ended December 31, 2020	$60.61	(0.06)	26.68	26.62	(0.23)	(4.48)	(4.71)
Year Ended December 31, 2019	$44.36	0.22	20.66	20.88	(0.15)	(4.48)	(4.63)
ProFund VP Short Dow 30
Six Months Ended June 30, 2024 (unaudited)	$21.58	0.35	(0.55)	(0.20)	(0.68)	—	(0.68)
Year Ended December 31, 2023	$23.45	0.68	(2.55)	(1.87)	—	—	—
Year Ended December 31, 2022	$22.35	(0.04)	1.14	1.10	—	—	—
Year Ended December 31, 2021	$27.63	(0.41)	(4.87)	(5.28)	—	—	—
Year Ended December 31, 2020	$35.04	(0.56)	(6.78)	(7.34)	(0.07)	—	—
Year Ended December 31, 2019(h)	$43.37	0.13	(8.44)	(8.31)	(0.02)	—	—

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Semiconductor
Six Months Ended June 30, 2024 (unaudited)	$198.18	66.82%		1.69%	1.68%		(0.92)%	$93,221	118%
Year Ended December 31, 2023	$126.40	93.66%		1.70%	1.68%		(0.55)%	$58,222	176%
Year Ended December 31, 2022	$65.83	(37.50)%		1.70%	1.69	%(f)	(0.36)%	$7,904	276%
Year Ended December 31, 2021	$111.54	48.49%		1.64%	1.64%		(0.55)%	$21,310	230%
Year Ended December 31, 2020	$82.52	44.85%		1.72%	1.70	%(f)	(0.09)%	$13,106	348%
Year Ended December 31, 2019	$60.61	49.77%		1.67%	1.66%		0.41%	$9,517	561%
ProFund VP Short Dow 30
Six Months Ended June 30, 2024 (unaudited)	$20.70	(0.86)%		1.67%	1.67%		3.32%	$6	—
Year Ended December 31, 2023	$21.58	(8.01)%		1.69%	1.68%		2.91%	$6	—
Year Ended December 31, 2022	$23.45	4.92%		1.74%	1.68%		(0.17)%	$7	—
Year Ended December 31, 2021	$22.35	(19.12	)%(g)	1.68%	1.68%		(1.68)%	$7	—
Year Ended December 31, 2020	$27.63	(20.89)%		1.75%	1.68%		(1.63)%	$16	—
Year Ended December 31, 2019(h)	$35.04	(19.25)%		1.76%	1.68%		0.34%	$12	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)  During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.60%.

(h)  As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

Financial Highlights :: 233

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Short Emerging Markets
Six Months Ended June 30, 2024 (unaudited)	$23.49	0.42	(1.26)	(0.84)	(1.29)	—	(1.29)
Year Ended December 31, 2023	$26.73	0.83	(3.97)	(3.14)	(0.05)	(0.05)	(0.10)
Year Ended December 31, 2022	$25.52	0.04	1.64	1.68	—	(0.47)	(0.47)
Year Ended December 31, 2021	$23.20	(0.39)	2.71	2.32	—	—	—
Year Ended December 31, 2020	$34.35	(0.51)	(10.35)	(10.86)	(0.29)	—	(0.29)
Year Ended December 31, 2019	$47.77	0.20	(9.52)	(9.32)	(0.23)	(3.87)	(4.10)
ProFund VP Short International
Six Months Ended June 30, 2024 (unaudited)	$24.88	0.43	(0.88)	(0.45)	(0.92)	—	(0.92)
Year Ended December 31, 2023	$28.27	0.86	(3.77)	(2.91)	(0.48)	—	(0.48)
Year Ended December 31, 2022	$25.14	0.21	2.92	3.13	—	—	—
Year Ended December 31, 2021	$29.03	(0.43)	(3.46)	(3.89)	—	—	—
Year Ended December 31, 2020	$35.17	(0.53)	(5.40)	(5.93)	(0.21)	—	(0.21)
Year Ended December 31, 2019(g)	$43.87	0.19	(7.70)	(7.51)	(0.20)	(0.99)	(1.19)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Short Emerging Markets
Six Months Ended June 30, 2024 (unaudited)	$21.36	(3.47)%	1.73%	1.68%		3.60%	$528	—
Year Ended December 31, 2023	$23.49	(11.78)%	1.75%	1.68%		3.32%	$513	—
Year Ended December 31, 2022	$26.73	6.69%	1.70%	1.67%		0.14%	$862	—
Year Ended December 31, 2021	$25.52	9.96%	1.68%	1.68%		(1.68)%	$711	—
Year Ended December 31, 2020	$23.20	(31.76)%	1.72%	1.69	%(f)	(1.43)%	$366	—
Year Ended December 31, 2019	$34.35	(20.99)%	1.67%	1.67%		0.48%	$845	—
ProFund VP Short International
Six Months Ended June 30, 2024 (unaudited)	$23.51	(1.81)%	1.68%	1.68%		3.57%	$798	—
Year Ended December 31, 2023	$24.88	(10.29)%	1.72%	1.68%		3.27%	$517	—
Year Ended December 31, 2022	$28.27	12.45%	1.68%	1.67%		0.71%	$3,016	—
Year Ended December 31, 2021	$25.14	(13.40)%	1.63%	1.63%		(1.63)%	$537	—
Year Ended December 31, 2020	$29.03	(16.94)%	1.70%	1.68%		(1.43)%	$685	—
Year Ended December 31, 2019(g)	$35.17	(17.42)%	1.69%	1.68%		0.48%	$596	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)  As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

234 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Short Mid-Cap
Six Months Ended June 30, 2024 (unaudited)	$7.45	0.13	(0.32)	(0.19)	(0.73)	—	(0.73)
Year Ended December 31, 2023	$8.29	0.26	(1.03)	(0.77)	(0.07)	—	(0.07)
Year Ended December 31, 2022	$7.60	0.03	0.66	0.69	—	—	—
Year Ended December 31, 2021	$20.13	(0.18)	(4.08)	(4.26)	—	(8.27)	(8.27)
Year Ended December 31, 2020	$27.75	(0.44)	(6.91)	(7.35)	(0.27)	—	(0.27)
Year Ended December 31, 2019	$35.30	0.18	(7.64)	(7.46)	(0.09)	—	(0.09)
ProFund VP Short Nasdaq-100
Six Months Ended June 30, 2024 (unaudited)	$12.30	0.21	(1.68)	(1.47)	(0.79)	—	(0.79)
Year Ended December 31, 2023	$18.22	0.47	(6.36)	(5.89)	—	(0.03)	(0.03)
Year Ended December 31, 2022	$13.49	(0.01)	4.74	4.73	—	—	—
Year Ended December 31, 2021	$18.22	(0.27)	(4.26)	(4.53)	—	(0.20)	(0.20)
Year Ended December 31, 2020	$31.90	(0.32)	(13.32)	(13.64)	(0.04)	—	(0.04)
Year Ended December 31, 2019(h)	$44.38	0.12	(12.55)	(12.43)	(0.05)	—	(0.05)

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Short Mid-Cap
Six Months Ended June 30, 2024 (unaudited)	$6.53	(2.52)%		1.79%	1.68%		3.50%	$75	—
Year Ended December 31, 2023	$7.45	(9.35)%		1.80%	1.68%		3.27%	$69	—
Year Ended December 31, 2022	$8.29	9.08%		1.71%	1.68%		0.41%	$96	—
Year Ended December 31, 2021	$7.60	(23.87	)%(f)	1.69%	1.68%		(1.68)%	$45	—
Year Ended December 31, 2020	$20.13	(26.65)%		1.76%	1.69	%(g)	(1.49)%	$68	—
Year Ended December 31, 2019	$27.75	(21.17)%		1.66%	1.66%		0.59%	$142	—
ProFund VP Short Nasdaq-100
Six Months Ended June 30, 2024 (unaudited)	$10.04	(11.91)%		1.74%	1.68%		3.55%	$2,551	—
Year Ended December 31, 2023	$12.30	(32.40)%		1.78%	1.68%		3.24%	$4,369	—
Year Ended December 31, 2022	$18.22	35.06%		1.73%	1.68%		(0.04)%	$7,484	—
Year Ended December 31, 2021	$13.49	(25.13)%		1.68%	1.68%		(1.68)%	$1,823	—
Year Ended December 31, 2020	$18.22	(42.77)%		1.75%	1.68%		(1.33)%	$5,120	—
Year Ended December 31, 2019(h)	$31.90	(28.05)%		1.73%	1.69	%(g)	0.32%	$7,353	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.16%.

(g)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(h)  As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.
See accompanying notes to the financial statements.

Financial Highlights :: 235

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Short Small-Cap
Six Months Ended June 30, 2024 (unaudited)	$22.10	0.39	(0.19)	0.20	(1.15)	—	(1.15)
Year Ended December 31, 2023	$26.34	0.83	(3.67)	(2.84)	(0.07)	(1.33)	(1.40)
Year Ended December 31, 2022	$22.35	0.08	3.91	3.99	—	—	—
Year Ended December 31, 2021	$27.61	(0.39)	(4.87)	(5.26)	—	—	—
Year Ended December 31, 2020(f)	$40.78	(0.56)	(12.42)	(12.98)	(0.19)	—	(0.19)
Year Ended December 31, 2019(f)	$57.35	0.20	(11.57)	(11.37)	(0.04)	(5.16)	(5.20)
ProFund VP Small-Cap
Six Months Ended June 30, 2024 (unaudited)	$34.30	0.12	0.15 (g)	0.27	(0.48)	—	(0.48)
Year Ended December 31, 2023	$29.85	0.26	4.19	4.45	—	—	—
Year Ended December 31, 2022	$43.20	(0.07)	(9.16)	(9.23)	—	(4.12)	(4.12)
Year Ended December 31, 2021	$39.82	(0.50)	5.55	5.05	—	(1.67)	(1.67)
Year Ended December 31, 2020	$35.40	(0.28)	6.01	5.73	(0.02)	(1.29)	(1.31)
Year Ended December 31, 2019	$28.64	0.01	6.75	6.76	—	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Short Small-Cap
Six Months Ended June 30, 2024 (unaudited)	$21.15	0.89%	1.82%	1.68%	3.50%	$3,640	—
Year Ended December 31, 2023	$22.10	(10.88)%	1.81%	1.68%	3.32%	$2,194	—
Year Ended December 31, 2022	$26.34	17.81%	1.79%	1.68%	0.32%	$3,045	—
Year Ended December 31, 2021	$22.35	(19.05)%	1.69%	1.68%	(1.68)%	$996	—
Year Ended December 31, 2020(f)	$27.61	(31.96)%	1.83%	1.68%	(1.36)%	$1,084	—
Year Ended December 31, 2019(f)	$40.78	(20.78)%	1.77%	1.68%	0.42%	$1,855	—
ProFund VP Small-Cap
Six Months Ended June 30, 2024 (unaudited)	$34.09	0.79%	1.81%	1.68%	0.71%	$7,227	10%
Year Ended December 31, 2023	$34.30	14.91%	1.87%	1.68%	0.84%	$15,158	15%
Year Ended December 31, 2022	$29.85	(21.85)%	1.80%	1.68%	(0.19)%	$10,221	12%
Year Ended December 31, 2021	$43.20	12.88%	1.70%	1.68%	(1.13)%	$14,587	24%
Year Ended December 31, 2020	$39.82	17.06%	1.82%	1.68%	(0.85)%	$18,385	26%
Year Ended December 31, 2019	$35.40	23.60%	1.74%	1.68%	0.03%	$16,075	22%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

(g)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

236 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Small-Cap Growth
Six Months Ended June 30, 2024 (unaudited)	$30.01	(0.07)	0.80	0.73	—	(1.46)	(1.46)
Year Ended December 31, 2023	$26.82	(0.07)	4.10	4.03	—	(0.84)	(0.84)
Year Ended December 31, 2022	$40.99	(0.16)	(8.79)	(8.95)	—	(5.22)	(5.22)
Year Ended December 31, 2021	$36.56	(0.33)	7.53	7.20	—	(2.77)	(2.77)
Year Ended December 31, 2020	$35.85	(0.22)	5.52	5.30	—	(4.59)	(4.59)
Year Ended December 31, 2019	$34.55	(0.19)	6.37	6.18	—	(4.88)	(4.88)
ProFund VP Small-Cap Value
Six Months Ended June 30, 2024 (unaudited)	$42.96	0.11	(2.45)	(2.34)	(0.16)	(0.26)	(0.42)
Year Ended December 31, 2023	$39.83	0.11	4.96	5.07	(0.01)	(1.93)	(1.94)
Year Ended December 31, 2022	$54.49	0.02	(6.33)	(6.31)	—	(8.35)	(8.35)
Year Ended December 31, 2021	$42.42	(0.01)	12.12	12.11	(0.04)	—	(0.04)
Year Ended December 31, 2020	$48.67	0.09	(0.82)	(0.73)	(0.01)	(5.51)	(5.52)
Year Ended December 31, 2019	$39.71	0.03	8.93	8.96	—	—	—

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Small-Cap Growth
Six Months Ended June 30, 2024 (unaudited)	$29.28	2.48%		1.74%	1.68%	(0.43)%	$15,633	25%
Year Ended December 31, 2023	$30.01	15.19	%(f)	1.77%	1.68%	(0.25)%	$16,198	95%
Year Ended December 31, 2022	$26.82	(22.41)%		1.71%	1.68%	(0.52)%	$13,844	73%
Year Ended December 31, 2021	$40.99	20.64%		1.68%	1.68%	(0.82)%	$25,215	112%
Year Ended December 31, 2020	$36.56	17.39%		1.74%	1.68%	(0.69)%	$22,530	148%
Year Ended December 31, 2019	$35.85	19.12%		1.73%	1.68%	(0.51)%	$18,070	108%
ProFund VP Small-Cap Value
Six Months Ended June 30, 2024 (unaudited)	$40.20	(5.44)%		1.75%	1.68%	0.51%	$14,623	20%
Year Ended December 31, 2023	$42.96	12.94%		1.78%	1.68%	0.28%	$19,447	98%
Year Ended December 31, 2022	$39.83	(12.41)%		1.71%	1.68%	0.04%	$18,404	102%
Year Ended December 31, 2021	$54.49	28.56%		1.69%	1.68%	(0.01)%	$27,120	147%
Year Ended December 31, 2020	$42.42	1.06%		1.78%	1.68%	0.23%	$21,789	192%
Year Ended December 31, 2019	$48.67	22.56%		1.75%	1.68%	0.07%	$21,288	147%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  During the year ended December 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.11%.

See accompanying notes to the financial statements.

Financial Highlights :: 237

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Technology
Six Months Ended June 30, 2024 (unaudited)	$69.18	(0.29)	12.10	11.81	—	(5.62)	(5.62)
Year Ended December 31, 2023	$48.61	(0.40)	28.03	27.63	—	(7.06)	(7.06)
Year Ended December 31, 2022	$92.90	(0.57)	(30.90)	(31.47)	—	(12.82)	(12.82)
Year Ended December 31, 2021	$75.35	(0.76)	24.96	24.20	—	(6.65)	(6.65)
Year Ended December 31, 2020	$56.87	(0.43)	25.75	25.32	—	(6.84)	(6.84)
Year Ended December 31, 2019	$40.10	(0.20)	18.09	17.89	—	(1.12)	(1.12)
ProFund VP UltraBull
Six Months Ended June 30, 2024 (unaudited)	$30.02	0.13	7.97	8.10	(0.25)	—	(0.25)
Year Ended December 31, 2023	$20.67	0.20	9.15	9.35	—	—	—
Year Ended December 31, 2022	$46.43	(0.06)	(17.03)	(17.09)	—	(8.67)	(8.67)
Year Ended December 31, 2021	$29.36	(0.28)	17.35	17.07	—	—	—
Year Ended December 31, 2020(g)	$64.84	(0.07)	8.84	8.77	(0.49)	(43.76)	(44.25)
Year Ended December 31, 2019(g)	$40.60	0.20	24.20	24.40	(0.16)	—	(0.16)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Technology
Six Months Ended June 30, 2024 (unaudited)	$75.37	17.06%	1.66%	1.65%		(0.79)%	$62,723	25%
Year Ended December 31, 2023	$69.18	57.95%	1.67%	1.66%		(0.65)%	$57,109	33%
Year Ended December 31, 2022	$48.61	(35.72)%	1.63%	1.63%		(0.90)%	$27,032	179%
Year Ended December 31, 2021	$92.90	34.96%	1.58%	1.58%		(0.92)%	$54,587	163%
Year Ended December 31, 2020	$75.35	44.80%	1.65%	1.65%		(0.66)%	$45,261	187%
Year Ended December 31, 2019	$56.87	45.11%	1.62%	1.62%		(0.41)%	$33,951	75%
ProFund VP UltraBull
Six Months Ended June 30, 2024 (unaudited)	$37.87	26.99%	1.72%	1.68%		0.79%	$17,784	32%
Year Ended December 31, 2023	$30.02	45.23%	1.74%	1.70	%(f)	0.80%	$18,660	44%
Year Ended December 31, 2022	$20.67	(39.12)%	1.72%	1.72	%(f)	(0.21)%	$10,253	31%
Year Ended December 31, 2021	$46.43	58.14%	1.67%	1.67%		(0.76)%	$19,780	443%
Year Ended December 31, 2020(g)	$29.36	19.83%	1.69%	1.69	%(f)	(0.16)%	$17,072	1,415%
Year Ended December 31, 2019(g)	$64.84	60.17%	1.62%	1.62%		0.41%	$30,287	2,393%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)  As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

238 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP UltraMid-Cap
Six Months Ended June 30, 2024 (unaudited)	$35.05	0.17	2.42	2.59	(0.24)	—	(0.24)
Year Ended December 31, 2023	$28.67	0.23	6.15	6.38	—	—	—
Year Ended December 31, 2022	$73.95	(0.10)	(21.97)	(22.07)	—	(23.21)	(23.21)
Year Ended December 31, 2021	$50.42	(0.55)	24.08	23.53	—	—	—
Year Ended December 31, 2020	$61.51	(0.21)	(0.36)	(0.57)	(0.12)	(10.40)	(10.52)
Year Ended December 31, 2019	$41.62	0.06	19.83	19.89	—	—	—
ProFund VP UltraNasdaq-100
Six Months Ended June 30, 2024 (unaudited)	$30.94	0.06	9.54	9.60	(0.11)	—	(0.11)
Year Ended December 31, 2023	$14.36	0.11	16.47	16.58	—	—	—
Year Ended December 31, 2022	$99.32	(0.21)	(51.50)	(51.71)	—	(33.25)	(33.25)
Year Ended December 31, 2021	$92.87	(1.08)	35.05	33.97	—	(27.52)	(27.52)
Year Ended December 31, 2020(f)	$61.10	(0.76)	52.59	51.83	—	(20.06)	(20.06)
Year Ended December 31, 2019(f)	$34.00	(0.12)	27.22	27.10	—	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP UltraMid-Cap
Six Months Ended June 30, 2024 (unaudited)	$37.40	7.40%	1.78%	1.68%	0.92%	$10,806	16%
Year Ended December 31, 2023	$35.05	22.21%	1.80%	1.68%	0.75%	$10,791	31%
Year Ended December 31, 2022	$28.67	(32.17)%	1.73%	1.68%	(0.24)%	$8,402	42%
Year Ended December 31, 2021	$73.95	46.67%	1.69%	1.68%	(0.83)%	$17,870	66%
Year Ended December 31, 2020	$50.42	5.22%	1.79%	1.68%	(0.48)%	$12,722	488%
Year Ended December 31, 2019	$61.51	47.79%	1.71%	1.68%	0.11%	$14,875	603%
ProFund VP UltraNasdaq-100
Six Months Ended June 30, 2024 (unaudited)	$40.43	31.04%	1.75%	1.68%	0.36%	$236,748	6%
Year Ended December 31, 2023	$30.94	115.46%	1.78%	1.68%	0.46%	$186,933	39%
Year Ended December 31, 2022	$14.36	(60.93)%	1.77%	1.68%	(0.69)%	$84,528	25%
Year Ended December 31, 2021	$99.32	52.51%	1.69%	1.68%	(1.20)%	$268,234	20%
Year Ended December 31, 2020(f)	$92.87	86.30%	1.74%	1.68%	(1.05)%	$206,580	55%
Year Ended December 31, 2019(f)	$61.10	79.66%	1.76%	1.68%	(0.25)%	$119,521	44%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  As described in Note 8, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

Financial Highlights :: 239

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP UltraShort Dow 30
Six Months Ended June 30, 2024 (unaudited)	$3.22	0.03	(0.16)	(0.13)	(0.11)	—	(0.11)
Year Ended December 31, 2023	$3.97	0.10	(0.84)	(0.74)	(0.01)	—	(0.01)
Year Ended December 31, 2022	$3.72	0.01	0.24	0.25	—	—	—
Year Ended December 31, 2021	$73.45	(0.09)	(19.00)	(19.09)	—	(50.64)	(50.64)
Year Ended December 31, 2020(g)	$147.61	(1.40)	(64.52)	(65.92)	(8.24)	—	(8.24)
Year Ended December 31, 2019(g)(h)	$256.37	1.60	(95.56)	(93.96)	(6.30)	(8.50)	(14.80)
ProFund VP UltraShort Nasdaq-100
Six Months Ended June 30, 2024 (unaudited)	$35.39	0.56	(9.38)	(8.82)	(1.19)	—	(1.19)
Year Ended December 31, 2023(i)	$83.33	1.90	(49.84)	(47.94)	—	—	—
Year Ended December 31, 2022(i)	$53.33	(0.10)	30.10	30.00	—	—	—
Year Ended December 31, 2021(i)	$107.14	(1.25)	(38.86)	(40.11)	—	(13.70)	(13.70)
Year Ended December 31, 2020(i)(j)	$380.35	(2.95)	(268.61)	(271.56)	(1.65)	—	(1.65)
Year Ended December 31, 2019(i)(j)	$775.07	2.60	(392.92)	(390.32)	(4.40)	—	(4.40)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP UltraShort Dow 30
Six Months Ended June 30, 2024 (unaudited)	$2.98	(4.15)%		1.40%	1.40%	1.84%	$3	—
Year Ended December 31, 2023	$3.22	(18.76)%		1.54%	1.51%	2.72%	$3	—
Year Ended December 31, 2022	$3.97	6.72%		1.37%	1.35%	0.13%	$4	—
Year Ended December 31, 2021	$3.72	(35.11	)%(f)	1.41%	1.41%	(1.41)%	$4	—
Year Ended December 31, 2020(g)	$73.45	(45.44)%		1.46%	1.46%	(1.28)%	$6	—
Year Ended December 31, 2019(g)(h)	$147.61	(37.95)%		1.48%	1.45%	0.83%	$3	—
ProFund VP UltraShort Nasdaq-100
Six Months Ended June 30, 2024 (unaudited)	$25.38	(24.94)%		1.69%	1.68%	3.68%	$1,605	—
Year Ended December 31, 2023(i)	$35.39	(57.49)%		1.82%	1.68%	3.40%	$614	—
Year Ended December 31, 2022(i)	$83.33	56.04%		1.75%	1.68%	(0.10)%	$4,664	—
Year Ended December 31, 2021(i)	$53.33	(42.71)%		1.74%	1.68%	(1.68)%	$449	—
Year Ended December 31, 2020(i)(j)	$107.14	(71.46)%		1.78%	1.68%	(1.49)%	$237	—
Year Ended December 31, 2019(i)(j)	$380.35	(50.50)%		1.68%	1.67%	0.50%	$1,026	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.40%.

(g)  As described in Note 8, share amounts have been adjusted for 1:5 reverse share split that occurred on December 14, 2020

(h)  As described in Note 8, share amounts have been adjusted for 1:8 reverse share split that occurred on November 18, 2019.

(i)  As described in Note 8, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.

(j)  As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

240 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital		Total Distributions
ProFund VP UltraSmall-Cap
Six Months Ended June 30, 2024 (unaudited)	$13.81	0.05	(0.32)	(0.27)	(0.11)	—	—		(0.11)
Year Ended December 31, 2023	$11.27	0.09	2.45	2.54	—	—	—		—
Year Ended December 31, 2022	$26.25	(0.05)	(10.86)	(10.91)	—	(4.07)	—		(4.07)
Year Ended December 31, 2021	$23.21	(0.33)	5.56	5.23	—	(2.19)	—		(2.19)
Year Ended December 31, 2020	$23.72	(0.15)	2.55	2.40	(0.03)	(2.88)	—		(2.91)
Year Ended December 31, 2019	$16.10	0.01	7.61	7.62	—	—	—		—
ProFund VP U.S. Government Plus
Six Months Ended June 30, 2024 (unaudited)	$12.72	0.20	(1.35)	(1.15)	(0.20)	—	—		(0.20)
Year Ended December 31, 2023	$13.27	0.42	(0.43)	(0.01)	(0.54)	—	—	(f)	(0.54)
Year Ended December 31, 2022	$22.76	0.13	(9.62)	(9.49)	—	—	—		—
Year Ended December 31, 2021	$30.55	(0.12)	(2.80)	(2.92)	—	(4.87)	—		(4.87)
Year Ended December 31, 2020	$27.15	(0.25)	6.06	5.81	(0.02)	(2.39)	—		(2.41)
Year Ended December 31, 2019	$23.16	0.22	3.99	4.21	(0.22)	—	—		(0.22)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP UltraSmall-Cap
Six Months Ended June 30, 2024 (unaudited)	$13.43	(1.94)%	1.89%	1.68%	0.76%	$12,899	20%
Year Ended December 31, 2023	$13.81	22.54%	1.90%	1.68%	0.72%	$17,000	33%
Year Ended December 31, 2022	$11.27	(43.68)%	1.84%	1.68%	(0.35)%	$12,588	51%
Year Ended December 31, 2021	$26.25	23.30%	1.72%	1.68%	(1.20)%	$28,250	24%
Year Ended December 31, 2020	$23.21	16.39%	1.86%	1.68%	(0.91)%	$21,108	34%
Year Ended December 31, 2019	$23.72	47.33%	1.76%	1.68%	0.07%	$20,109	66%
ProFund VP U.S. Government Plus
Six Months Ended June 30, 2024 (unaudited)	$11.37	(9.07)%	1.44%	1.38%	3.44%	$6,354	203%
Year Ended December 31, 2023	$12.72	0.04%	1.48%	1.38%	3.20%	$9,841	394%
Year Ended December 31, 2022	$13.27	(41.70)%	1.43%	1.38%	0.76%	$7,614	395%
Year Ended December 31, 2021	$22.76	(7.08)%	1.39%	1.38%	(0.49)%	$15,215	393%
Year Ended December 31, 2020	$30.55	20.69%	1.48%	1.38%	(0.75)%	$22,395	398%
Year Ended December 31, 2019	$27.15	18.22%	1.44%	1.38%	0.84%	$19,396	402%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 241

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Utilities
Six Months Ended June 30, 2024 (unaudited)	$37.43	0.34	2.85	3.19	(0.67)	—	(0.67)
Year Ended December 31, 2023	$41.50	0.58	(4.11)	(3.53)	(0.54)	—	(0.54)
Year Ended December 31, 2022	$42.47	0.41	(0.51)	(0.10)	(0.42)	(0.45)	(0.87)
Year Ended December 31, 2021	$37.37	0.51	5.18	5.69	(0.59)	—	(0.59)
Year Ended December 31, 2020	$50.44	0.57	(2.39)	(1.82)	(0.75)	(10.50)	(11.25)
Year Ended December 31, 2019	$44.33	0.67	9.18	9.85	(0.79)	(2.95)	(3.74)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Utilities
Six Months Ended June 30, 2024 (unaudited)	$39.95	8.51%	1.80%	1.68%	1.78%	$28,892	54%
Year Ended December 31, 2023	$37.43	(8.59)%	1.78%	1.68%	1.49%	$26,119	29%
Year Ended December 31, 2022	$41.50	(0.25)%	1.71%	1.68%	0.99%	$39,018	29%
Year Ended December 31, 2021	$42.47	15.41%	1.69%	1.68%	1.31%	$34,775	24%
Year Ended December 31, 2020	$37.37	(2.40)%	1.75%	1.68%	1.31%	$32,543	50%
Year Ended December 31, 2019	$50.44	22.88%	1.74%	1.68%	1.38%	$44,276	209%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

Notes to Financial Statements

244 :: Notes to Financial Statements :: June 30, 2024 (unaudited)

1. Organization

ProFunds (the "Trust") consists of 116 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

These accompanying financial statements relate to the following portfolios of the Trust included in this report (collectively, the "ProFunds VP" and individually, a "ProFund VP"):

Classic ProFunds VP:

ProFund VP Asia 30	ProFund VP Large-Cap Value
ProFund VP Bull	ProFund VP Mid-Cap
ProFund VP Dow 30	ProFund VP Mid-Cap Growth
ProFund VP Emerging Markets	ProFund VP Mid-Cap Value
ProFund VP Europe 30	ProFund VP Nasdaq-100
ProFund VP International	ProFund VP Small-Cap
ProFund VP Japan	ProFund VP Small-Cap Growth
ProFund VP Large-Cap Growth	ProFund VP Small-Cap Value

Ultra ProFunds VP:

ProFund VP UltraBull	ProFund VP UltraNasdaq-100
ProFund VP UltraMid-Cap	ProFund VP UltraSmall-Cap

Inverse ProFunds VP:

ProFund VP Bear	ProFund VP Short Nasdaq-100
ProFund VP Short Dow 30	ProFund VP Short Small-Cap
ProFund VP Short Emerging Markets	ProFund VP UltraShort Dow 30
ProFund VP Short International	ProFund VP UltraShort Nasdaq-100
ProFund VP Short Mid-Cap

Sector ProFunds VP:

ProFund VP Banks	ProFund VP Internet
ProFund VP Biotechnology	ProFund VP Materials
ProFund VP Communication Services	ProFund VP Pharmaceuticals
ProFund VP Consumer Discretionary	ProFund VP Precious Metals
ProFund VP Consumer Staples	ProFund VP Real Estate
ProFund VP Energy	ProFund VP Semiconductor
ProFund VP Financials	ProFund VP Technology
ProFund VP Health Care	ProFund VP Utilities
ProFund VP Industrials

Non-Equity ProFunds VP:

ProFund Access VP High Yield	ProFund VP Rising Rates Opportunity
ProFund VP Falling U.S. Dollar	ProFund VP U.S. Government Plus

Money Market ProFund VP:

ProFund VP Government Money Market

Each ProFund VP's investment objective is disclosed in its prospectus. The ProFunds VP, excluding ProFund VP Government Money Market, are referred to as the "non-money market ProFunds VP." Each non-money market ProFund VP, other than ProFund VP Consumer Discretionary, ProFund VP Europe 30, ProFund VP Industrials, ProFund VP Large-Cap Growth, ProFund VP Large-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Real Estate, ProFund VP Small-Cap Growth, ProFund VP Small-Cap Value, and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds VP's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP.

June 30, 2024 (unaudited) :: Notes to Financial Statements :: 245

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Cash

Cash is held at major financial institutions and is subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as "cover" for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is typically greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the "Advisor"). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. ProFunds VP within the Trust invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP's custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds VP not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund VP, amounts to more than 15% of the ProFund VP's total net assets. The investments of each of the ProFunds VP in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of June 30, 2024, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

	Credit Agricole CIB, 5.20% dated 6/28/24, due 7/1/24(1)	HSBC Securities (USA), Inc., 5.20% dated 6/28/24, due 7/1/24(2)	Natwest Markets, PLC 5.18% dated 6/28/24, due 7/1/24(3)	RBC Capital Markets, LLC, 5.17% dated 6/28/24, due 7/1/24(4)	Societe' Generale, 5.18% dated 6/28/24, due 7/1/24(5)	UMB Bank N.A., 5.12% dated 6/28/24, due 7/1/24(6)
ProFund Access VP High Yield	$1,173,000	$2,209,000	$1,035,000	$690,000	$1,795,000	$54,000
ProFund VP Asia 30	6,000	12,000	5,000	3,000	10,000	3,000
ProFund VP Bear	274,000	518,000	242,000	161,000	421,000	20,000
ProFund VP Biotechnology	77,000	146,000	68,000	45,000	119,000	7,000
ProFund VP Bull	1,319,000	2,485,000	1,164,000	775,000	2,019,000	64,000
ProFund VP Communication Services	46,000	86,000	40,000	27,000	70,000	4,000
ProFund VP Consumer Discretionary	82,000	155,000	72,000	48,000	126,000	6,000
ProFund VP Consumer Staples	45,000	84,000	39,000	26,000	68,000	5,000
ProFund VP Dow 30	64,000	123,000	57,000	38,000	100,000	7,000
ProFund VP Emerging Markets	239,000	452,000	211,000	140,000	368,000	17,000
ProFund VP Energy	87,000	163,000	76,000	51,000	133,000	6,000

246 :: Notes to Financial Statements :: June 30, 2024 (unaudited)

	Credit Agricole CIB, 5.20% dated 6/28/24, due 7/1/24(1)	HSBC Securities (USA), Inc., 5.20% dated 6/28/24, due 7/1/24(2)	Natwest Markets, PLC 5.18% dated 6/28/24, due 7/1/24(3)	RBC Capital Markets, LLC, 5.17% dated 6/28/24, due 7/1/24(4)	Societe' Generale, 5.18% dated 6/28/24, due 7/1/24(5)	UMB Bank N.A., 5.12% dated 6/28/24, due 7/1/24(6)
ProFund VP Falling U.S. Dollar	$76,000	$144,000	$67,000	$44,000	$117,000	$8,000
ProFund VP Financials	122,000	230,000	107,000	71,000	187,000	8,000
ProFund VP Government Money Market	2,812,000	5,293,000	2,481,000	1,654,000	4,301,000	123,000
ProFund VP Health Care	43,000	82,000	38,000	25,000	67,000	5,000
ProFund VP Industrials	59,000	111,000	52,000	34,000	90,000	6,000
ProFund VP International	1,761,000	3,315,000	1,554,000	1,036,000	2,695,000	82,000
ProFund VP Internet	40,000	75,000	35,000	23,000	61,000	5,000
ProFund VP Japan	2,273,000	4,279,000	2,006,000	1,337,000	3,477,000	100,000
ProFund VP Large-Cap Growth	12,000	23,000	11,000	7,000	19,000	3,000
ProFund VP Large-Cap Value	9,000	17,000	8,000	5,000	14,000	3,000
ProFund VP Materials	15,000	28,000	13,000	8,000	22,000	3,000
ProFund VP Mid-Cap	1,863,000	3,508,000	1,643,000	1,095,000	2,850,000	90,000
ProFund VP Mid-Cap Growth	8,000	15,000	7,000	4,000	12,000	3,000
ProFund VP Mid-Cap Value	6,000	12,000	5,000	3,000	10,000	4,000
ProFund VP Nasdaq-100	8,987,000	16,919,000	7,931,000	5,286,000	13,746,000	396,000
ProFund VP Pharmaceuticals	27,000	52,000	24,000	16,000	42,000	4,000
ProFund VP Precious Metals	4,083,000	7,687,000	3,603,000	2,401,000	6,245,000	182,000
ProFund VP Real Estate	14,000	26,000	12,000	8,000	21,000	2,000
ProFund VP Rising Rates Opportunity	1,434,000	2,700,000	1,264,000	843,000	2,194,000	69,000
ProFund VP Semiconductor	287,000	541,000	253,000	169,000	440,000	15,000
ProFund VP Short Dow 30	—	1,000	—	—	1,000	4,000
ProFund VP Short Emerging Markets	86,000	164,000	77,000	51,000	133,000	8,000
ProFund VP Short International	132,000	248,000	116,000	76,000	201,000	11,000
ProFund VP Short Mid-Cap	13,000	26,000	12,000	8,000	21,000	4,000
ProFund VP Short Nasdaq-100	422,000	795,000	371,000	247,000	645,000	26,000
ProFund VP Short Small-Cap	509,000	961,000	449,000	299,000	781,000	31,000
ProFund VP Small-Cap	174,000	329,000	154,000	102,000	267,000	15,000
ProFund VP Small-Cap Growth	8,000	16,000	7,000	5,000	13,000	4,000
ProFund VP Small-Cap Value	8,000	15,000	7,000	4,000	12,000	3,000
ProFund VP Technology	211,000	398,000	186,000	124,000	323,000	11,000
ProFund VP UltraBull	607,000	1,143,000	535,000	356,000	929,000	33,000
ProFund VP UltraMid-Cap	503,000	947,000	444,000	295,000	770,000	29,000
ProFund VP UltraNasdaq-100	10,188,000	19,179,000	8,990,000	5,992,000	15,583,000	445,000
ProFund VP UltraShort Dow 30	—	—	—	—	—	2,000
ProFund VP UltraShort Nasdaq-100	266,000	503,000	235,000	156,000	408,000	20,000
ProFund VP UltraSmall-Cap	561,000	1,058,000	495,000	329,000	859,000	33,000
ProFund VP U.S. Government Plus	599,000	1,129,000	528,000	352,000	917,000	33,000
ProFund VP Utilities	113,000	213,000	99,000	66,000	173,000	7,000
	$41,743,000	$78,615,000	$36,828,000	$24,535,000	$63,875,000	$2,023,000

Each repurchase agreement was fully collateralized by U.S. government securities as of June 30, 2024 as follows:

(1)  U.S. Treasury Notes, 4.125%, due 1/31/2025, U.S. Treasury Inflation-Protected Securities (TIPS), 1.625%, due 10/15/2027, which had an aggregate value of $42,619,228.

(2)  U.S. Treasury Bonds, 4.00%, due 11/15/2042, total value $80,191,447.

(3)  U.S. Treasury Notes, 2.375 to 2.625%, due 12/31/2025 to 4/30/2026, which had an aggregate value of $37,568,793.

(4)  U.S. Treasury Floating Rate Notes, coupon rate in effect at June 30, 2024, 5.44%, due 10/31/2024, total value $25,030,208.

(5)  U.S. Treasury Notes, 2.75% to 3.875%, due 8/15/2032 to 8/15/2033, which had an aggregate value of $65,156,684.

(6)  U.S. Treasury Notes, 4.25%, due 1/31/2026, total value $2,068,174.

Investments in Other Investment Companies

Each non money-market ProFund VP may invest in other investment companies, including exchange-traded funds ("ETFs") and unit investment trusts ("UITs"), to the extent that such an investment would be consistent with the requirements of the 1940 Act. If the ProFund VP invests in, and thus, is a shareholder of, another investment company, the ProFund VP's shareholders will indirectly bear the ProFund VP's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund VP to the ProFund VP's own investment adviser and the other expenses that the ProFund VP bears directly in connection with the ProFund VP's own operations. Because most ETFs are investment companies, the ProFund VP's investments in such investment companies generally would be limited under applicable federal statutory provisions. Those provisions typically restrict the ProFund VP's investment in the

June 30, 2024 (unaudited) :: Notes to Financial Statements :: 247 shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The ProFund VP may invest in certain ETFs in excess of the statutory limit in reliance on Rule 12d1-4. Rule 12d1-4 outlines the requirements of fund of funds agreements and specifies the responsibilities of the board related to "funds of funds" arrangements.

Depositary Receipts

Each non-money market ProFund VP, may invest in American Depositary Receipts ("ADRs"), New York Shares ("NYSs") and Global Depositary Receipts ("GDRs"). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter ("OTC"), are issued by domestic banks. NYSs (or "direct shares") are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Each non-money market ProFund VP (other than the Non-Equity ProFunds VP) may invest in real estate investment trusts ("REITs") which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. Certain ProFunds VP may obtain investment exposure through derivative instruments such as futures contracts, forward currency contracts and swap agreements that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended June 30, 2024 were utilized to gain exposure or inverse exposure to each ProFund VP's benchmark (e.g., index, etc.) to meet its investment objective.

The ProFund Access VP High Yield maintains exposure to the high yield market (i.e., U.S. corporate high yield debt market),

regardless of market conditions. This means ProFund Access VP High Yield does not adopt defensive positions in cash or other instruments in anticipation of an adverse market climate. The ProFund Access VP High Yield invests primarily in derivatives, money market instruments, and U.S. Treasury obligations that the Advisor believes, in combination, should provide investment results that correspond to the high yield market. During the period ended June 30, 2024, the ProFund Access VP High Yield held credit default swap agreements for credit exposure to the high yield market and futures contracts and/or treasury notes for interest rate exposure to meet the ProFund Access VP High Yield's investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at period end are reflected on each respective ProFund VP's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP's investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended June 30, 2024. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with swap agreements in the ProFund VP Emerging Markets, ProFund VP Semiconductor, and ProFund VP Small-Cap was 8%, 19%, and 20%, respectively, based on average monthly notional amounts in comparison to net assets during the period ended June 30, 2024.

In connection with its management of certain series of the Trust included in this report (ProFund VP UltraShort Dow 30 and ProFund VP UltraShort Nasdaq-100 (the "Commodity Pools")), the Advisor is registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). The Advisor also registered as a commodity trading advisor (a "CTA") under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

248 :: Notes to Financial Statements :: June 30, 2024 (unaudited)

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security, or index. The extent of a ProFund VP's loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

June 30, 2024 (unaudited) :: Notes to Financial Statements :: 249

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund VP. Similarly, the ProFund VP Falling U.S. Dollar has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP post collateral for the benefit of the ProFund VP in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP Falling U.S. Dollar may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP Falling U.S. Dollar may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP Falling U.S. Dollar will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of June 30, 2024, there was no collateral posted by counterparties.

Credit Default Swap ("CDS") Agreements

As of June 30, 2024, the ProFund Access VP High Yield invested in centrally cleared CDS as a substitute for investing directly in bonds in order to gain credit exposure to the high yield market.

In a CDS, the agreement will reference one or more debt securities or reference entities. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred. If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default. A CDS may require premium (discount) payments as well as daily payments (receipts) related to the interest leg of the swap or to the default or change in price of a reference entity.

The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because, generally, a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the ProFund Access VP High Yield.

If the ProFund Access VP High Yield is a seller of a CDS contract (also referred to as a seller of protection or as a buyer of risk), the ProFund Access VP High Yield would be required to pay the par (or other agreed upon) value of a referenced obligation to the counterparty in the event of a default or other credit event. In return, the ProFund Access VP High Yield would receive from the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the ProFund Access VP High Yield would keep the stream of payments and would have no payment obligations. As the seller, the ProFund Access VP High Yield would be subject to investment exposure on the notional amount of the swap.

If the ProFund Access VP High Yield is a buyer of a CDS contract (also referred to as a buyer of protection or a seller of risk), the ProFund Access VP High Yield would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade). In return, the ProFund Access VP High Yield would pay the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the ProFund Access VP High Yield.

The ProFund Access VP High Yield enters into a CDS with multiple reference entities, in which case payments and settlements in respect of any defaulting reference entity would typically be dealt with separately from the other reference entities.

Upon entering into a centrally cleared CDS, the ProFund Access VP High Yield may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 6% to 10% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to the ProFund Access VP High Yield upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

Swap Agreements (other than CDS)

Each non-money market ProFund VP may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap

250 :: Notes to Financial Statements :: June 30, 2024 (unaudited)

agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security ("short" the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a ProFund VP's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP's current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund VP reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund VP has valued the asset may be considered to be illiquid for purposes of a ProFund VP's illiquid investment limitations.

A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP's rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP's standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP's repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP's risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP's custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP's ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund VP. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

June 30, 2024 (unaudited) :: Notes to Financial Statements :: 251

The use of swaps, including CDS, is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty's creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust's Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP's transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds VP are subject to master netting agreements for swap agreements (other than centrally cleared CDS) and forward currency contracts that allow for amounts owed between the ProFund VP and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds VP utilize derivative instruments to achieve their investment objective during the period. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund VP's Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2024.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements*	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements*	Unrealized Depreciation on Forward Currency Contracts
Credit Risk Exposure:
ProFund Access VP High Yield	$—	$—	$—	$—	$82,772	$—
Equity Risk Exposure:
ProFund VP Banks	—	1,108	—	—	—	—
ProFund VP Bear	—	5,611	—	1,450	—	—
ProFund VP Biotechnology	—	—	—	—	11,095	—
ProFund VP Bull	10,100	—	—	—	26,606	—
ProFund VP Communication Services	—	1,486	—	—	—	—
ProFund VP Consumer Discretionary	—	2,297	—	—	—	—
ProFund VP Consumer Staples	—	—	—	—	2,563	—
ProFund VP Dow 30	—	—	—	—	514	—
ProFund VP Emerging Markets	—	29	—	—	362	—
ProFund VP Energy	—	—	—	—	2,215	—
ProFund VP Financials	—	—	—	—	6,182	—
ProFund VP Health Care	—	—	—	—	5,144	—
ProFund VP Industrials	—	—	—	—	2,985	—
ProFund VP International	—	15,437	—	—	—	—
ProFund VP Internet	—	6,968	—	—	—	—
ProFund VP Japan	383,020	1,245	—	—	—	—
ProFund VP Materials	—	—	—	—	1,403	—
ProFund VP Mid-Cap	—	27,589	—	14,761	—	—
ProFund VP Nasdaq-100	153,011	—	—	—	209,726	—
ProFund VP Pharmaceuticals	—	—	—	—	3,516	—
ProFund VP Precious Metals	—	—	—	—	106,800	—
ProFund VP Real Estate	—	—	—	—	698	—
ProFund VP Semiconductor	—	95,739	—	—	—	—
ProFund VP Short Dow 30	—	8	—	—	—	—
ProFund VP Short Emerging Markets	—	—	—	—	31	—
ProFund VP Short International	—	—	—	—	1,191	—
ProFund VP Short Mid-Cap	—	—	—	—	245	—
ProFund VP Short Nasdaq-100	—	11,673	—	3,404	—	—
ProFund VP Short Small-Cap	1,781	—	—	—	14,233	—
ProFund VP Small-Cap	—	3,302	—	3,578	—	—
ProFund VP Technology	—	6,802	—	—	—	—
ProFund VP UltraBull	10,100	—	—	—	83,420	—
ProFund VP UltraMid-Cap	—	35,518	—	11,809	—	—
ProFund VP UltraNasdaq-100	227,816	—	—	—	1,549,929	—

252 :: Notes to Financial Statements :: June 30, 2024 (unaudited)

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements*	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements*	Unrealized Depreciation on Forward Currency Contracts
ProFund VP UltraShort Dow 30	$—	$8	$—	$—	$—	$—
ProFund VP UltraShort Nasdaq-100	—	17,354	—	—	—	—
ProFund VP UltraSmall-Cap	—	68,614	—	4,367	—	—
ProFund VP Utilities	—	—	—	—	10,692	—
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	584	—	—	7,318
Interest Rate Risk Exposure:
ProFund Access VP High Yield	12,762	—	—	—	—	—
ProFund VP Rising Rates Opportunity	—	235,093	—	—	—	—
ProFund VP U.S. Government Plus	—	—	—	—	110,981	—

*  Includes cumulative appreciation/depreciation of futures contracts and credit default swap agreements as reported in the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund VP's Statement of Operations, categorized by risk exposure, for the period ended June 30, 2024.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Curency Contracts
Credit Risk Exposure:
ProFund Access VP High Yield	$—	$985,370	$—	$—	$(642,796)	$—
Equity Risk Exposure:
ProFund VP Banks	—	(11,442)	—	—	3,090	—
ProFund VP Bear	(53,290)	(211,058)	—	18,029	(1,240)	—
ProFund VP Biotechnology	—	30,967	—	—	(6,780)	—
ProFund VP Bull	379,609	910,357	—	(106,696)	(756)	—
ProFund VP Communication Services	—	33,641	—	—	2,307	—
ProFund VP Consumer Discretionary	—	(13,477)	—	—	4,375	—
ProFund VP Consumer Staples	—	9,449	—	—	(4,032)	—
ProFund VP Dow 30	—	6,545	—	—	(694)	—
ProFund VP Emerging Markets	—	(36,918)	—	—	(4,730)	—
ProFund VP Energy	—	(971)	—	—	31,230	—
ProFund VP Financials	—	72,360	—	—	(7,922)	—
ProFund VP Health Care	—	108,995	—	—	(11,877)	—
ProFund VP Industrials	—	19,685	—	—	(2,836)	—
ProFund VP International	—	188,041	—	—	49,806	—
ProFund VP Internet	—	23,799	—	—	8,333	—
ProFund VP Japan	1,674,964	33,417	—	445,529	2,039	—
ProFund VP Materials	—	4,881	—	—	233	—
ProFund VP Mid-Cap	140,268	43,266	—	(98,911)	113,312	—
ProFund VP Nasdaq-100	3,017,907	4,485,385	—	(758,668)	(47,987)	—
ProFund VP Pharmaceuticals	—	10,851	—	—	(4,987)	—
ProFund VP Precious Metals	—	1,112,471	—	—	321,191	—
ProFund VP Real Estate	—	(15,454)	—	—	(902)	—
ProFund VP Semiconductor	—	323,822	—	—	103,838	—
ProFund VP Short Dow 30	—	(167)	—	—	12	—
ProFund VP Short Emerging Markets	—	(27,694)	—	—	1,248	—
ProFund VP Short International	—	(11,141)	—	—	(2,809)	—
ProFund VP Short Mid-Cap	—	(4,513)	—	—	(897)	—
ProFund VP Short Nasdaq-100	(129,347)	(341,831)	—	33,065	(9,580)	—

June 30, 2024 (unaudited) :: Notes to Financial Statements :: 253

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Curency Contracts
ProFund VP Short Small-Cap	$(15,679)	$(31,827)	$—	$18,600	$(56,364)	$—
ProFund VP Small-Cap	31,250	(291,847)	—	(37,181)	101,119	—
ProFund VP Technology	—	80,523	—	—	8,354	—
ProFund VP UltraBull	261,231	2,406,908	—	(48,298)	(17,634)	—
ProFund VP UltraMid-Cap	112,214	(7,570)	—	(79,129)	174,608	—
ProFund VP UltraNasdaq-100	4,280,031	29,089,917	—	(683,863)	(345,714)	—
ProFund VP UltraShort Dow 30	—	(180)	—	—	12	—
ProFund VP UltraShort Nasdaq-100	—	(316,275)	—	—	11,382	—
ProFund VP UltraSmall-Cap	14,236	(1,067,475)	—	(29,569)	505,674	—
ProFund VP Utilities	—	46,797	—	—	(13,752)	—
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	(734)	—	—	(31,120)
Interest Rate Risk Exposure:
ProFund Access VP High Yield	(31,327)	—	—	(35,764)	—	—
ProFund VP Rising Rates Opportunity	—	453,879	—	—	325,658	—
ProFund VP U.S. Government Plus	2,051	(510,304)	—	—	(147,188)	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds VP for swap agreements (other than centrally cleared CDS) and forward currency contracts as of June 30, 2024. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds VP or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled "Net Amount" represent the un-collateralized portions of these amounts at period end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Banks
Swap Agreements — Goldman Sachs International	$1,108	$—	$—	$1,108
ProFund VP Bear
Swap Agreements — Goldman Sachs International	1,523	—	—	1,523
Swap Agreements — UBS AG	4,088	—	—	4,088
ProFund VP Biotechnology
Swap Agreements — Goldman Sachs International	(11,095)	—	11,095	—
ProFund VP Bull
Swap Agreements — Goldman Sachs International	(23,688)	23,688	—	—
Swap Agreements — UBS AG	(2,918)	2,918	—	—
ProFund VP Communication Services
Swap Agreements — Goldman Sachs International	1,486	—	—	1,486
ProFund VP Consumer Discretionary
Swap Agreements — Goldman Sachs International	2,297	—	—	2,297
ProFund VP Consumer Staples
Swap Agreements — Goldman Sachs International	(2,563)	—	2,563	—
ProFund VP Dow 30
Swap Agreements — Goldman Sachs International	(430)	—	—	(430)
Swap Agreements — UBS AG	(84)	84	—	—
ProFund VP Emerging Markets
Swap Agreements — Goldman Sachs International	(362)	362	—	—
Swap Agreements — UBS AG	29	—	—	29

254 :: Notes to Financial Statements :: June 30, 2024 (unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Energy
Swap Agreements — Goldman Sachs International	$(2,215)	$—	$2,215	$—
ProFund VP Falling U.S. Dollar
Forward Currency Contracts — Goldman Sachs International
Appreciation	23
Depreciation	(4,774)
Net Depreciation	(4,571)	—	—	(4,751)
Forward Currency Contracts — UBS AG
Appreciation	561
Depreciation	(2,544)
Net Depreciation	(1,983)	1,983	—	—
ProFund VP Financials
Swap Agreements — Goldman Sachs International	(6,182)	—	6,182	—
ProFund VP Health Care
Swap Agreements — Goldman Sachs International	(5,144)	—	5,144	—
ProFund VP Industrials
Swap Agreements — Goldman Sachs International	(2,985)	—	—	(2,985)
ProFund VP International
Swap Agreements — Goldman Sachs International	8,074	—	—	8,074
Swap Agreements — UBS AG	7,363	—	—	7,363
ProFund VP Internet
Swap Agreements — Goldman Sachs International	6,968	—	—	6,968
ProFund VP Japan
Swap Agreements — Goldman Sachs International	1,245	—	—	1,245
ProFund VP Materials
Swap Agreements — Goldman Sachs International	(1,403)	—	1,403	—
ProFund VP Mid-Cap
Swap Agreements — Goldman Sachs International	12,441	—	—	12,441
Swap Agreements — UBS AG	15,148	—	—	15,148
ProFund VP Nasdaq-100
Swap Agreements — Goldman Sachs International	(208,642)	208,642	—	—
Swap Agreements — UBS AG	(1,084)	1,084	—	—
ProFund VP Pharmaceuticals
Swap Agreements — Goldman Sachs International	(3,516)	—	3,516	—
ProFund VP Precious Metals
Swap Agreements — Goldman Sachs International	(51,847)	51,847	—	—
Swap Agreements — UBS AG	(54,953)	54,953	—	—
ProFund VP Real Estate
Swap Agreements — Goldman Sachs International	(698)	—	—	(698)
ProFund VP Rising Rates Opportunity
Swap Agreements — Citibank North America	121,110	—	—	121,110
Swap Agreements — Societe' Generale	113,983	—	—	113,983
ProFund VP Semiconductor
Swap Agreements — Goldman Sachs International	95,739	—	—	95,739
ProFund VP Short Dow 30
Swap Agreements — Goldman Sachs International	1	—	—	1
Swap Agreements — UBS AG	7	—	—	7
ProFund VP Short Emerging Markets
Swap Agreements — Goldman Sachs International	(19)	—	—	(19)
Swap Agreements — UBS AG	(12)	12	—	—
ProFund VP Short International
Swap Agreements — Goldman Sachs International	(470)	470	—	—
Swap Agreements — UBS AG	(721)	721	—	—
ProFund VP Short Mid-Cap
Swap Agreements — Goldman Sachs International	(60)	—	—	(60)
Swap Agreements — UBS AG	(185)	185	—	—
ProFund VP Short Nasdaq-100
Swap Agreements — Goldman Sachs International	3,463	—	—	3,463
Swap Agreements — UBS AG	8,210	—	—	8,210

June 30, 2024 (unaudited) :: Notes to Financial Statements :: 255

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Short Small-Cap
Swap Agreements — Goldman Sachs International	$(6,153)	$6,153	$—	$—
Swap Agreements — UBS AG	(8,080)	8,080	—	—
ProFund VP Small-Cap
Swap Agreements — Goldman Sachs International	1,539	—	—	1,539
Swap Agreements — UBS AG	1,763	—	—	1,763
ProFund VP Technology
Swap Agreements — Goldman Sachs International	6,802	—	—	6,802
ProFund VP UltraBull
Swap Agreements — Goldman Sachs International	(30,885)	30,885	—	—
Swap Agreements — UBS AG	(52,535)	52,535	—	—
ProFund VP UltraMid-Cap
Swap Agreements — Goldman Sachs International	17,730	—	—	17,730
Swap Agreements — UBS AG	17,788	—	—	17,788
ProFund VP UltraNasdaq-100
Swap Agreements — Goldman Sachs International	(1,025,908)	1,025,908	—	—
Swap Agreements — UBS AG	(524,021)	524,021	—	—
ProFund VP UltraShort Dow 30
Swap Agreements — Goldman Sachs International	4	—	—	4
Swap Agreements — UBS AG	4	—	—	4
ProFund VP UltraShort Nasdaq-100
Swap Agreements — Goldman Sachs International	11,278	—	—	11,278
Swap Agreements — UBS AG	6,076	—	—	6,076
ProFund VP UltraSmall-Cap
Swap Agreements — Goldman Sachs International	15,167	—	—	15,167
Swap Agreements — UBS AG	53,447	—	—	53,447
ProFund VP U.S. Government Plus
Swap Agreements — Citibank North America	(24,125)	24,125	—	—
Swap Agreements — Societe' Generale	(86,856)	45,000	—	(41,856)
ProFund VP Utilities
Swap Agreements — Goldman Sachs International	(10,692)	—	10,692	—

*  The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Securities Lending

Each ProFund VP may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a ProFund VP lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the ProFund VP in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral received by the ProFund VP in connection with these loans may not be sold or pledged by the ProFund VP and, accordingly, is not reflected in the ProFund VP's assets and liabilities. The ProFunds VP may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The ProFunds VP are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund VP if a material event affecting the ProFund VP's investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund VP or the borrower at any time. No securities loan shall be made on behalf of a ProFund VP if, as a result, the aggregate value of all securities loaned by the particular ProFund VP exceeds one-third of the value of such ProFund VP's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund VP has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund VP would be subject to the risk of a possible delay in receiving collateral or in recovering

256 :: Notes to Financial Statements :: June 30, 2024 (unaudited)

the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a ProFund VP's securities as agreed, the ProFund VP may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund VP. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund VP could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the ProFund VP and any additional required collateral is delivered to the ProFund VP, or excess collateral returned by the ProFund VP, on the next business day.

The following table is a summary of the ProFunds VP securities lending transactions as of June 30, 2024:

	Value of Securities on Loan	Value of Cash Collateral received*
ProFund VP Asia 30	$981,576	$1,039,165
ProFund VP Biotechnology	981,318	1,023,128
ProFund VP Emerging Markets	2,088,085	2,198,218
ProFund VP Europe 30	2,249,712	2,305,467
ProFund VP Mid-Cap Growth	13,685	13,858
ProFund VP Nasdaq-100	205,090	209,873
ProFund VP Pharmaceuticals	115,398	182,208
ProFund VP Semiconductor	30,993	49,421
ProFund VP Small-Cap	58,435	62,883
ProFund VP Small-Cap Growth	12,495	12,963
ProFund VP Small-Cap Value	221,407	237,439
ProFund VP UltraMid-Cap	7,616	7,712
ProFund VP UltraNasdaq-100	292,722	299,548
ProFund VP UltraSmall-Cap	86,334	93,158

*  Collateral received in the form of cash was reinvested in securities shown in the Collateral for Securities Loaned section of the Schedule of Portfolio Investments.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Gains or losses from class action settlements are recorded when such information becomes known or can be reasonably estimated; for non-recurring class action settlements, this generally occurs with the receipt or payment of cash consistent with the terms of such settlement.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund Access VP High Yield, ProFund VP Government Money Market, ProFund VP Real Estate, and ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually, if any. ProFund VP Government Money Market and ProFund VP U.S. Government Plus declare dividends from net investment income daily, if any, and pay dividends on a monthly basis. ProFund Access VP High Yield and ProFund VP Real Estate declare and pay dividends from net investment income quarterly, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and mark-to-market on derivative instruments) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized

June 30, 2024 (unaudited) :: Notes to Financial Statements :: 257 gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFunds VP have a calendar tax year end.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds VP are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

3. Investment Valuation Summary

Pursuant to Rule 2a-5 (the "Rule"), the Trust's Board of Trustees designated the Advisor the "Valuation Designee" as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valuation risks, administering the pricing and valuation guidelines approved by the Board of Trustees, and overseeing pricing services utilized in valuing the Trust's security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a ProFund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy, as described below.

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP (observable inputs) and the ProFunds' VP own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds' VP investments are summarized in the three broad levels listed below:

•  Level 1–quoted prices in active markets for identical assets

•  Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3–significant unobservable inputs (including the ProFunds' VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust's Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System ("Nasdaq/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described above.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid

258 :: Notes to Financial Statements :: June 30, 2024 (unaudited)

and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. For the ProFund VP Government Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described above may be applied.

For the period ended June 30, 2024, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 investments for the year.

A summary of the valuations as of June 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund Access VP High Yield
U.S. Treasury Obligation	$—	$—	$7,199,715	$—	$7,199,715	$—
Repurchase Agreements	—	—	6,956,000	—	6,956,000	—
Futures Contracts	—	12,762	—	—	—	12,762
Credit Default Swap Agreements	—	—	—	(82,772)	—	(82,772)
Total	$—	$12,762	$14,155,715	$(82,772)	$14,155,715	$(70,010)
ProFund VP Asia 30
Common Stocks	$16,029,713	$—	$—	$—	$16,029,713	$—
Repurchase Agreements	—	—	39,000	—	39,000	—
Collateral for Securities Loaned	1,039,165	—	—	—	1,039,165	—
Total	$17,068,878	$—	$39,000	$—	$17,107,878	$—
ProFund VP Banks
Common Stocks	$3,736,516	$—	$—	$—	$3,736,516	$—
Swap Agreements	—	—	—	1,108	—	1,108
Total	$3,736,516	$—	$—	$1,108	$3,736,516	$1,108
ProFund VP Bear
Repurchase Agreements	$—	$—	$1,636,000	$—	$1,636,000	$—
Futures Contracts	—	(1,450)	—	—	—	(1,450)
Swap Agreements	—	—	—	5,611	—	5,611
Total	$—	$(1,450)	$1,636,000	$5,611	$1,636,000	$4,161
ProFund VP Biotechnology
Common Stocks	$41,670,294	$—	$—	$—	$41,670,294	$—
Repurchase Agreements	—	—	462,000	—	462,000	—
Collateral for Securities Loaned	1,023,128	—	—	—	1,023,128	—
Swap Agreements	—	—	—	(11,095)	—	(11,095)
Total	$42,693,422	$—	$462,000	$(11,095)	$43,155,422	$(11,095)
ProFund VP Bull
Common Stocks	$52,206,255	$—	$—	$—	$52,206,255	$—
Repurchase Agreements	—	—	7,826,000	—	7,826,000	—
Futures Contracts	—	10,100	—	—	—	10,100
Swap Agreements	—	—	—	(26,606)	—	(26,606)
Total	$52,206,255	$10,100	$7,826,000	$(26,606)	$60,032,255	$(16,506)

June 30, 2024 (unaudited) :: Notes to Financial Statements :: 259

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Communication Services
Common Stocks	$10,104,147	$—	$—	$—	$10,104,147	$—
Repurchase Agreements	—	—	273,000	—	273,000	—
Swap Agreements	—	—	—	1,486	—	1,486
Total	$10,104,147	$—	$273,000	$1,486	$10,377,147	$1,486
ProFund VP Consumer Discretionary
Common Stocks	$24,426,843	$—	$—	$—	$24,426,843	$—
Repurchase Agreements	—	—	489,000	—	489,000	—
Swap Agreements	—	—	—	2,297	—	2,297
Total	$24,426,843	$—	$489,000	$2,297	$24,915,843	$2,297
ProFund VP Consumer Staples
Common Stocks	$10,329,420	$—	$—	$—	$10,329,420	$—
Repurchase Agreements	—	—	267,000	—	267,000	—
Swap Agreements	—	—	—	(2,563)	—	(2,563)
Total	$10,329,420	$—	$267,000	$(2,563)	$10,596,420	$(2,563)
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$389,000	$—	$389,000	$—
Swap Agreements	—	—	—	(514)	—	(514)
Total	$—	$—	$389,000	$(514)	$389,000	$(514)
ProFund VP Emerging Markets
Common Stocks	$19,369,668	$—	$—	$—	$19,369,668	$—
Preferred Stocks	468,029	—	—	—	468,029	—
Repurchase Agreements	—	—	1,427,000	—	1,427,000	—
Collateral for Securities Loaned	2,198,218	—	—	—	2,198,218	—
Swap Agreements	—	—	—	(333)	—	(333)
Total	$22,035,915	$—	$1,427,000	$(333)	$23,462,915	$(333)
ProFund VP Energy
Common Stocks	$43,957,114	$—	$—	$—	$43,957,114	$—
Repurchase Agreements	—	—	516,000	—	516,000	—
Swap Agreements	—	—	—	(2,215)	—	(2,215)
Total	$43,957,114	$—	$516,000	$(2,215)	$44,473,114	$(2,215)
ProFund VP Europe 30
Common Stocks	$14,743,636	$—	$—	$—	$14,743,636	$—
Collateral for Securities Loaned	2,305,467	—	—	—	2,305,467	—
Total	$17,049,103	$—	$—	$—	$17,049,103	$—
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$456,000	$—	$456,000	$—
Forward Currency Contracts	—	—	—	(6,734)	—	(6,734)
Total	$—	$—	$456,000	$(6,734)	$456,000	$(6,734)
ProFund VP Financials
Common Stocks	$28,581,659	$—	$—	$—	$28,581,659	$—
Repurchase Agreements	—	—	725,000	—	725,000	—
Swap Agreements	—	—	—	(6,182)	—	(6,182)
Total	$28,581,659	$—	$725,000	$(6,182)	$29,306,659	$(6,182)
ProFund VP Government Money Market
U.S. Treasury Obligations	$—	$—	$13,930,629	$—	$13,930,629	$—
Repurchase Agreements	—	—	16,664,000	—	16,664,000	—
Total	$—	$—	$30,594,629	$—	$30,594,629	$—

260 :: Notes to Financial Statements :: June 30, 2024 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Health Care
Common Stocks	$37,293,446	$—	$—	$—	$37,293,446	$—
Repurchase Agreements	—	—	260,000	—	260,000	—
Swap Agreements	—	—	—	(5,144)	—	(5,144)
Total	$37,293,446	$—	$260,000	$(5,144)	$37,553,446	$(5,144)
ProFund VP Industrials
Common Stocks	$16,212,580	$—	$—	$—	$16,212,580	$—
Repurchase Agreements	—	—	352,000	—	352,000	—
Swap Agreements	—	—	—	(2,985)	—	(2,985)
Total	$16,212,580	$—	$352,000	$(2,985)	$16,564,580	$(2,985)
ProFund VP International
Repurchase Agreements	$—	$—	$10,443,000	$—	$10,443,000	$—
Swap Agreements	—	—	—	15,437	—	15,437
Total	$—	$—	$10,443,000	$15,437	$10,443,000	$15,437
ProFund VP Internet
Common Stocks	$12,534,067	$—	$—	$—	$12,534,067	$—
Repurchase Agreements	—	—	239,000	—	239,000	—
Swap Agreements	—	—	—	6,968	—	6,968
Total	$12,534,067	$—	$239,000	$6,968	$12,773,067	$6,968
ProFund VP Japan
Repurchase Agreements	$—	$—	$13,472,000	$—	$13,472,000	$—
Futures Contracts	—	383,020	—	—	—	383,020
Swap Agreements	—	—	—	1,245	—	1,245
Total	$—	$383,020	$13,472,000	$1,245	$13,472,000	$384,265
ProFund VP Large-Cap Growth
Common Stocks	$32,738,947	$—	$—	$—	$32,738,947	$—
Repurchase Agreements	—	—	75,000	—	75,000	—
Total	$32,738,947	$—	$75,000	$—	$32,813,947	$—
ProFund VP Large-Cap Value
Common Stocks	$15,220,738	$—	$—	$—	$15,220,738	$—
Repurchase Agreements	—	—	56,000	—	56,000	—
Total	$15,220,738	$—	$56,000	$—	$15,276,738	$—
ProFund VP Materials
Common Stocks	$14,440,673	$—	$—	$—	$14,440,673	$—
Repurchase Agreements	—	—	89,000	—	89,000	—
Swap Agreements	—	—	—	(1,403)	—	(1,403)
Total	$14,440,673	$—	$89,000	$(1,403)	$14,529,673	$(1,403)
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$11,049,000	$—	$11,049,000	$—
Futures Contracts	—	(14,761)	—	—	—	(14,761)
Swap Agreements	—	—	—	27,589	—	27,589
Total	$—	$(14,761)	$11,049,000	$27,589	$11,049,000	$12,828
ProFund VP Mid-Cap Growth
Common Stocks	$14,680,373	$—	$—	$—	$14,680,373	$—
Repurchase Agreements	—	—	49,000	—	49,000	—
Collateral for Securities Loaned	13,858	—	—	—	13,858	—
Total	$14,694,231	$—	$49,000	$—	$14,743,231	$—
ProFund VP Mid-Cap Value
Common Stocks	$10,628,418	$—	$—	$—	$10,628,418	$—
Repurchase Agreements	—	—	40,000	—	40,000	—
Total	$10,628,418	$—	$40,000	$—	$10,668,418	$—

June 30, 2024 (unaudited) :: Notes to Financial Statements :: 261

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Nasdaq-100
Common Stocks	$114,589,272	$—	$—	$—	$114,589,272	$—
Repurchase Agreements	—	—	53,265,000	—	53,265,000	—
Collateral for Securities Loaned	209,873	—	—	—	209,873	—
Futures Contracts	—	153,011	—	—	—	153,011
Swap Agreements	—	—	—	(209,726)	—	(209,726)
Total	$114,799,145	$153,011	$53,265,000	$(209,726)	$168,064,145	$(56,715)
ProFund VP Pharmaceuticals
Common Stocks	$9,269,141	$—	$—	$—	$9,269,141	$—
Repurchase Agreements	—	—	165,000	—	165,000	—
Collateral for Securities Loaned	182,208	—	—	—	182,208	—
Swap Agreements	—	—	—	(3,516)	—	(3,516)
Total	$9,451,349	$—	$165,000	$(3,516)	$9,616,349	$(3,516)
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$24,201,000	$—	$24,201,000	$—
Swap Agreements	—	—	—	(106,800)	—	(106,800)
Total	$—	$—	$24,201,000	$(106,800)	$24,201,000	$(106,800)
ProFund VP Real Estate
Common Stocks	$6,044,324	$—	$—	$—	$6,044,324	$—
Repurchase Agreements	—	—	83,000	—	83,000	—
Swap Agreements	—	—	—	(698)	—	(698)
Total	$6,044,324	$—	$83,000	$(698)	$6,127,324	$(698)
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$8,504,000	$—	$8,504,000	$—
Swap Agreements	—	—	—	235,093	—	235,093
Total	$—	$—	$8,504,000	$235,093	$8,504,000	$235,093
ProFund VP Semiconductor
Common Stocks	$41,481,825	$—	$—	$—	$41,481,825	$—
Repurchase Agreements	—	—	1,705,000	—	1,705,000	—
Collateral for Securities Loaned	49,421	—	—	—	49,421	—
Swap Agreements	—	—	—	95,739	—	95,739
Total	$41,531,246	$—	$1,705,000	$95,739	$43,236,246	$95,739
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$6,000	$—	$6,000	$—
Swap Agreements	—	—	—	8	—	8
Total	$—	$—	$6,000	$8	$6,000	$8
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$519,000	$—	$519,000	$—
Swap Agreements	—	—	—	(31)	—	(31)
Total	$—	$—	$519,000	$(31)	$519,000	$(31)
ProFund VP Short International
Repurchase Agreements	$—	$—	$784,000	$—	$784,000	$—
Swap Agreements	—	—	—	(1,191)	—	(1,191)
Total	$—	$—	$784,000	$(1,191)	$784,000	$(1,191)
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$84,000	$—	$84,000	$—
Swap Agreements	—	—	—	(245)	—	(245)
Total	$—	$—	$84,000	$(245)	$84,000	$(245)

262 :: Notes to Financial Statements :: June 30, 2024 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Short Nasdaq-100
Repurchase Agreements	$—	$—	$2,506,000	$—	$2,506,000	$—
Futures Contracts	—	(3,404)	—	—	—	(3,404)
Swap Agreements	—	—	—	11,673	—	11,673
Total	$—	$(3,404)	$2,506,000	$11,673	$2,506,000	$8,269
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$3,030,000	$—	$3,030,000	$—
Futures Contracts	—	1,781	—	—	—	1,781
Swap Agreements	—	—	—	(14,233)	—	(14,233)
Total	$—	$1,781	$3,030,000	$(14,233)	$3,030,000	$(12,452)
ProFund VP Small-Cap
Common Stocks	$6,148,509	$—	$—	$—	$6,148,509	$—
Rights	—	—	80	—	80	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	1,041,000	—	1,041,000	—
Collateral for Securities Loaned	62,883	—	—	—	62,883	—
Futures Contracts	—	(3,578)	—	—	—	(3,578)
Swap Agreements	—	—	—	3,302	—	3,302
Total	$6,211,392	$(3,578)	$1,041,080	$3,302	$7,252,472	$(276)
ProFund VP Small-Cap Growth
Common Stocks	$15,606,340	$—	$—	$—	$15,606,340	$—
Repurchase Agreements	—	—	53,000	—	53,000	—
Collateral for Securities Loaned	12,963	—	—	—	12,963	—
Total	$15,619,303	$—	$53,000	$—	$15,672,303	$—
ProFund VP Small-Cap Value
Common Stocks	$14,586,387	$—	$—	$—	$14,586,387	$—
Repurchase Agreements	—	—	49,000	—	49,000	—
Collateral for Securities Loaned	237,439	—	—	—	237,439	—
Total	$14,823,826	$—	$49,000	$—	$14,872,826	$—
ProFund VP Technology
Common Stocks	$61,347,146	$—	$—	$—	$61,347,146	$—
Repurchase Agreements	—	—	1,253,000	—	1,253,000	—
Swap Agreements	—	—	—	6,802	—	6,802
Total	$61,347,146	$—	$1,253,000	$6,802	$62,600,146	$6,802
ProFund VP UltraBull
Common Stocks	$13,643,493	$—	$—	$—	$13,643,493	$—
Repurchase Agreements	—	—	3,603,000	—	3,603,000	—
Futures Contracts	—	10,100	—	—	—	10,100
Swap Agreements	—	—	—	(83,420)	—	(83,420)
Total	$13,643,493	$10,100	$3,603,000	$(83,420)	$17,246,493	$(73,320)
ProFund VP UltraMid-Cap
Common Stocks	$7,724,275	$—	$—	$—	$7,724,275	$—
Repurchase Agreements	—	—	2,988,000	—	2,988,000	—
Collateral for Securities Loaned	7,712	—	—	—	7,712	—
Futures Contracts	—	(11,809)	—	—	—	(11,809)
Swap Agreements	—	—	—	35,518	—	35,518
Total	$7,731,987	$(11,809)	$2,988,000	$35,518	$10,719,987	$23,709
ProFund VP UltraNasdaq-100
Common Stocks	$163,531,749	$—	$—	$—	$163,531,749	$—
Repurchase Agreements	—	—	60,377,000	—	60,377,000	—
Collateral for Securities Loaned	299,548	—	—	—	299,548	—
Futures Contracts	—	227,816	—	—	—	227,816
Swap Agreements	—	—	—	(1,549,929)	—	(1,549,929)
Total	$163,831,297	$227,816	$60,377,000	$(1,549,929)	$224,208,297	$(1,322,113)

June 30, 2024 (unaudited) :: Notes to Financial Statements :: 263

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$2,000	$—	$2,000	$—
Swap Agreements	—	—	—	8	—	8
Total	$—	$—	$2,000	$8	$2,000	$8
ProFund VP UltraShort Nasdaq-100
Repurchase Agreements	$—	$—	$1,588,000	$—	$1,588,000	$—
Swap Agreements	—	—	—	17,354	—	17,354
Total	$—	$—	$1,588,000	$17,354	$1,588,000	$17,354
ProFund VP UltraSmall-Cap
Common Stocks	$9,373,203	$—	$—	$—	$9,373,203	$—
Rights	—	—	73	—	73	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	3,335,000	—	3,335,000	—
Collateral for Securities Loaned	93,158	—	—	—	93,158	—
Futures Contracts	—	(4,367)	—	—	—	(4,367)
Swap Agreements	—	—	—	68,614	—	68,614
Total	$9,466,361	$(4,367)	$3,335,073	$68,614	$12,801,434	$64,247
ProFund VP U.S. Government Plus
U.S. Treasury Obligation	$—	$—	$2,879,716	$—	$2,879,716	$—
Repurchase Agreements	—	—	3,558,000	—	3,558,000	—
Swap Agreements	—	—	—	(110,981)	—	(110,981)
Total	$—	$—	$6,437,716	$(110,981)	$6,437,716	$(110,981)
ProFund VP Utilities
Common Stocks	$28,146,440	$—	$—	$—	$28,146,440	$—
Repurchase Agreements	—	—	671,000	—	671,000	—
Swap Agreements	—	—	—	(10,692)	—	(10,692)
Total	$28,146,440	$—	$671,000	$(10,692)	$28,817,440	$(10,692)

^  Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward currency contracts and swap agreements (including credit default swap agreements). These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.

*  Ferroglobe Representation and Warranty Insurance trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (excluding ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP's daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund VP's daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund VP's net assets in excess of $2 billion. During the period ended June 30, 2024, no Fund's annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. ("Citi") acts as the Trust's administrator (the "Administrator"). For its services as

Administrator, the Trust paid Citi an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust pays Citi an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee, and reimbursement of certain expenses.

FIS Investor Services LLC ("FIS") acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, service charges, fees based on the number of VP Funds, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers,

264 :: Notes to Financial Statements :: June 30, 2024 (unaudited)

insurance companies and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets as compensation for the distribution-related activities and/or shareholder services.

Distribution Fees were suspended throughout the period ended June 30, 2024 for ProFund VP Government Money Market to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to 0.25% of its average daily net assets, the Distribution Fees would have been $38,213 for the period ended June 30, 2024. The Distributor may reinstate all or a portion of the Distribution Fees for ProFund VP Government Money Market at any time.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees, a monthly/quarterly fee equal on an annual basis of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as "Administrative services fees." Throughout the period ended June 30, 2024, the administrative services fees of ProFund VP Government Money Market were suspended to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to the full amount per the administrative services agreements, the administrative services fees would have been $37,357 for the period ended June 30, 2024. All or a portion of the Administrative services fees of ProFund VP Government Money Market may be reinstated at any time.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for their services at an annual rate of $325,000, inclusive of all meetings. During the period ended June 30, 2024, actual Trustee compensation was $487,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) to an annualized rate of 0.90% of the average daily net assets of ProFund VP Government Money Market, 1.38% of the average daily net assets of ProFund VP U.S. Government Plus and 1.68% of the average daily net assets of each other ProFund VP. For the non-money market ProFunds VP, these expense limitations remain in effect until at least April 30, 2025.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of June 30, 2024, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 4/30/25	Expires 4/30/26	Expires 4/30/27	Expires 4/30/28	Total
ProFund Access VP High Yield	$—	$3,223	$2,316	$192	$5,731
ProFund VP Asia 30	—	15,415	25,206	1,909	42,530
ProFund VP Banks	—	6,886	4,317	479	11,682
ProFund VP Bear	—	565	1,200	89	1,854
ProFund VP Bull	—	21,942	34,434	—	56,376
ProFund VP Communication Services	329	3,195	7,684	667	11,875
ProFund VP Consumer Discretionary	369	6,182	21,213	1,154	28,918
ProFund VP Consumer Staples	536	7,736	12,311	811	21,394
ProFund VP Emerging Markets	—	25,649	28,104	1,795	55,548
ProFund VP Energy	—	23,266	29,540	2,925	55,731
ProFund VP Europe 30	—	15,452	11,637	2,262	29,351
ProFund VP Falling U.S. Dollar	4,215	4,514	12,693	1,262	22,684
ProFund VP Financials	—	15,820	19,042	—	34,862
ProFund VP Government Money Market	—	—	81,574	9,223	90,797
ProFund VP Health Care	—	9,366	20,257	2,235	31,858
ProFund VP Industrials	390	4,461	15,135	648	20,634
ProFund VP International	—	5,551	548	—	6,099
ProFund VP Internet	—	3,370	8,967	694	13,031
ProFund VP Japan	—	1,092	4,677	—	5,769
ProFund VP Large-Cap Growth	1,329	12,667	21,702	2,513	38,211
ProFund VP Large-Cap Value	2,302	10,632	15,437	1,936	30,307

June 30, 2024 (unaudited) :: Notes to Financial Statements :: 265

	Expires 4/30/25	Expires 4/30/26	Expires 4/30/27	Expires 4/30/28	Total
ProFund VP Materials	$—	$6,866	$12,928	$533	$20,327
ProFund VP Mid-Cap	—	5,489	5,855	—	11,344
ProFund VP Mid-Cap Growth	7,817	12,813	18,465	2,613	41,708
ProFund VP Mid-Cap Value	3,158	10,985	14,821	1,878	30,842
ProFund VP Nasdaq-100	—	65,747	81,574	11,000	158,321
ProFund VP Pharmaceuticals	—	6,166	8,879	273	15,318
ProFund VP Precious Metals	—	12,968	18,972	718	32,658
ProFund VP Real Estate	268	2,821	8,241	627	11,957
ProFund VP Short Emerging Markets	—	560	478	—	1,038
ProFund VP Short International	—	328	—	—	328
ProFund VP Short Mid-Cap	—	178	147	13	338
ProFund VP Short Nasdaq-100	—	6,338	4,372	78	10,788
ProFund VP Short Small-Cap	82	3,055	4,004	270	7,411
ProFund VP Small-Cap	1,008	18,514	20,201	3,152	42,875
ProFund VP Small-Cap Growth	140	2,546	14,265	1,331	18,282
ProFund VP Small-Cap Value	—	5,595	16,930	1,206	23,731
ProFund VP UltraBull	—	1,022	6,763	1,337	9,122
ProFund VP UltraMid-Cap	773	3,796	12,122	1,368	18,059
ProFund VP UltraNasdaq-100	6,645	136,878	142,350	21,579	307,452
ProFund VP UltraShort Nasdaq-100	534	4,774	1,846	17	7,171
ProFund VP UltraSmall-Cap	6,878	31,072	28,036	4,522	70,508
ProFund VP U.S. Government Plus	—	5,622	7,199	387	13,208
ProFund VP Utilities	511	18,146	32,709	306	51,672

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Government Money Market through April 30, 2025 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such recoupments shall be made monthly, but only to the extent that such recoupments would not cause the ProFund VP Government Money Market's net yield to fall below the highest previously determined minimum yield, and such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of June 30, 2024, the recoupments that may potentially be made by ProFund VP Government Money Market are as follows:

	Expires 4/30/25	Expires 4/30/26	Total
ProFund VP Government Money Market	$437,473	$28,512	$465,985

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2024 were as follows:

	Purchases	Sales
ProFund VP Asia 30	$9,884,697	$9,350,835
ProFund VP Banks	3,782,445	5,564,841
ProFund VP Biotechnology	27,639,652	31,240,044
ProFund VP Bull	30,498,573	26,525,505
ProFund VP Communication Services	7,438,868	7,072,384
ProFund VP Consumer Discretionary	5,872,432	5,349,273
ProFund VP Consumer Staples	26,543,050	27,233,405
ProFund VP Emerging Markets	33,129,987	32,985,083
ProFund VP Energy	59,897,432	63,118,758
ProFund VP Europe 30	7,515,478	8,514,250
ProFund VP Financials	2,655,112	3,073,509
ProFund VP Health Care	10,815,105	12,197,730
ProFund VP Industrials	3,632,052	3,923,057
ProFund VP Internet	6,170,217	7,262,830
ProFund VP Large-Cap Growth	22,674,066	21,541,855
ProFund VP Large-Cap Value	5,611,017	11,446,015
ProFund VP Materials	3,842,718	4,278,309

266 :: Notes to Financial Statements :: June 30, 2024 (unaudited)

	Purchases	Sales
ProFund VP Mid-Cap Growth	$14,897,880	$16,353,321
ProFund VP Mid-Cap Value	4,019,530	5,481,179
ProFund VP Nasdaq-100	2,169,491	2,162,833
ProFund VP Pharmaceuticals	6,485,647	6,874,843
ProFund VP Real Estate	1,694,644	1,662,973
ProFund VP Semiconductor	74,657,325	112,318,485
ProFund VP Small-Cap	820,189	4,300,797
ProFund VP Small-Cap Growth	4,042,757	4,954,163
ProFund VP Small-Cap Value	3,346,424	7,103,091
ProFund VP Technology	14,640,449	19,384,073
ProFund VP UltraBull	4,344,354	4,143,672
ProFund VP UltraMid-Cap	1,849,302	1,172,886
ProFund VP UltraNasdaq-100	23,175,508	8,180,738
ProFund VP UltraSmall-Cap	2,205,165	4,603,374
ProFund VP Utilities	14,855,680	14,103,889

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2024 were as follows:

	Purchases	Sales
ProFund Access VP High Yield	$44,842,256	$45,293,199
ProFund VP U.S. Government Plus	6,840,556	7,321,255

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Risks Associated with the Use of Derivatives

Certain ProFunds VP may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund VP to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). These risks include counterparty risk, liquidity risk and increased correlation risk. When the ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., securities in the Index) and the derivative, which may prevent the ProFund VP from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the ProFund VP to losses in excess of those amounts initially invested.

Certain ProFunds VP may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the ProFund VP only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund VP's net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP's investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund VP may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP's return.

Holding Period Risk

Certain ProFunds VP are "geared" funds ("Geared Funds") in the sense that the ProFund VP has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark. A Geared Fund does not seek to achieve its stated multiple, inverse, or an inverse multiple of the daily performance of its underlying benchmark (the "Daily Target") for any period other than a day. The performance of a Geared Fund over periods other than a day may be higher or lower than the Daily Target, and this difference may be significant. Factors that contribute to returns that are worse than the Daily Target include smaller index gains or losses and higher index volatility, as well as longer holding periods when these factors apply. Factors that contribute to returns that are better than the Daily Target include larger index gains or losses and lower index volatility, as well as longer holding periods when these factors apply. The more extreme these factors are, and the more they occur together, the more returns will tend to deviate from the Daily Target.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their

June 30, 2024 (unaudited) :: Notes to Financial Statements :: 267 investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in a ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP's expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP's prospectus.

Active Management Risk

ProFund Access VP High Yield Fund is actively managed, and its performance reflects the investment decisions that the Advisor makes for the ProFund. The Advisor's judgements about the ProFund VP's investments may prove to be incorrect. If the investments selected and strategies employed by the ProFund VP fail to produce the intended results, the ProFund VP could underperform or have negative returns as compared to other funds with a similar investment objective and/or strategies.

Concentration Risk

Certain non-money market ProFunds VP may be subject to concentration risk. Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual industry that constitutes a significant portion of that ProFund VP's benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP's holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective, and the percentage change of the ProFund VP's NAV each day may differ, perhaps significantly, from the percentage change of the ProFund VP's benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

In order to achieve a high degree of correlation with the Index, a ProFund VP seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund VP from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the ProFund VP's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the ProFund VP will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund VP's correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP's correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund VP's underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund VP. Each ProFund VP (other than the ProFund Access VP High Yield, the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Government Money Market) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP's ability to meet its investment objective on or around that day.

Credit Default Swaps (CDS) Risk

While the Profund Access VP High Yield will normally be a net "seller" of CDS, at times the ProFund Access VP High Yield may be a net "buyer" of CDS. When the ProFund VP is a seller of credit

268 :: Notes to Financial Statements :: June 30, 2024 (unaudited)

protection, upon the occurrence of a credit event, the counterparty to the ProFund VP will have an obligation to pay the full notional value of a defaulted reference entity less recovery value. When the ProFund VP is a buyer of credit protection, upon the occurrence of a credit event, the counterparty to the ProFund VP will have an obligation to pay the full notional value of a defaulted reference entity less recovery value. Recovery values for CDS are generally determined via an auction process to determine the final price for a given reference entity. Although, the ProFund VP intends, as practicable, to obtain exposure through centrally cleared CDS, an active market may not exist for any of the CDS in which the ProFund VP invests or in the reference entities subject to the CDS. As a result, the ProFund VP's ability to maximize returns or minimize losses on such CDS may be impaired. Other risks of CDS include difficulty in valuation due to the lack of pricing transparency and the risk that changes in the value of the CDS do not reflect changes in the credit quality of the underlying reference entities or may otherwise perform differently than expected given market conditions. Because the ProFund VP may use a single counterparty or a small number of counterparties, certain CDS involve many reference entities and there are no limitations on the notional amount established for the CDS. As a result, counterparty risk may be amplified.

Counterparty Risk

A ProFund VP that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund VP may decline. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant ("FCM") or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. For example, a ProFund VP could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund VP if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Under current CFTC regulations, a FCM maintains customers' assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM's bankruptcy. In that event, in the case of futures, the FCM's customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM's customers. In the case of cleared swaps, customers of a FCM in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each ProFund VP, financial intermediaries, service providers and the relevant listing exchange are susceptible to operational, information security and related "cyber" risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and denial of service attacks on websites. Cybersecurity failures or breaches of a ProFund VP's third party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund VP invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund VP shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund VP's ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund VP information, impede trading, cause reputational damage, and subject the ProFund VP to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. A ProFund VP and its shareholders could be negatively impacted as a result. While a ProFund VP or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which a ProFund VP invests, which could result in material adverse consequences for such issuers, and may cause the ProFund VP's investments in such securities to lose value. In addition, cyber attacks involving a counterparty to a ProFund VP could affect such a counterparty's ability to meets it obligations to the ProFund VP, which may result in losses to the ProFund VP and its shareholders. The Advisor and

June 30, 2024 (unaudited) :: Notes to Financial Statements :: 269 the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to a ProFund VP.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund VP and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund VP may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund VP's investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund VP's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund VP to complete redemptions and otherwise affect ProFund VP performance and ProFund VP trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the ProFund VP's performance, resulting in losses to your investment.

Risk of Global Economic Shock

Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of a ProFund VP and its investments.

Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia's military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union, and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a ProFund VP's investments, even beyond any direct exposure a ProFund VP may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in the conflict, such as the Houthi movement's attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the ProFund VP performance and the value of an investment in the ProFund VP.

Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the ProFund VP. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors.

Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or

270 :: Notes to Financial Statements :: June 30, 2024 (unaudited)

that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

High Yield Risk

Investment in or exposure to high yield (lower rated) debt instruments (also known as "junk bonds") may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish a ProFund VP's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the ProFund VP would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer's security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect a ProFund VP's performance.

Index Performance Risk

Certain ProFunds VP linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund VP achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund VP could lose value, while other indices or measures of market performance increase in value.

Financing Rates Associated with Derivatives

The performance of ProFunds VP that use derivatives was impacted by the related financing costs. Financial instruments such as futures contracts carry implied financing costs. Forward and swap financing rates are negotiated between the ProFunds VP and their counterparties, and are set at the Fed Funds rate ("FEDL01") plus or minus a negotiated spread. The Fed Funds rate remained around 5.33% during the period. Each ProFund VP with long exposure via derivatives was generally negatively affected by financing rates. Conversely, most ProFunds VP with short/inverse derivative exposure generally benefited from financing rates.

Inflation Risk

Inflation risk is the risk that the value of assets or income from a ProFund VP's investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a ProFund VP's portfolio could decline. Inflation rates may change frequently and drastically as a result of various factors and the ProFund VP's investment may not keep pace with inflation, which may result in losses to the ProFund VP investors or adversely affect the real value of shareholder's investments in a ProFund VP. Inflation has recently increased and it cannot be predicted whether it may decline.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund VP from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the tax years ended, as noted below, were as follows:

	Year Ended December 31, 2023				Year Ended December 31, 2022
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
ProFund Access VP High Yield	$811,910	$—	$—	$811,910	$595,085	$—	$—	$595,085
ProFund VP Asia 30	17,533	669,693	—	687,226	95,017	2,232,606	—	2,327,623
ProFund VP Banks	65,310	—	—	65,310	49,018	—	—	49,018
ProFund VP Bear	7,959	—	—	7,959	—	—	—	—
ProFund VP Biotechnology	—	6,518,064	—	6,518,064	197,061	8,620,057	—	8,817,118

June 30, 2024 (unaudited) :: Notes to Financial Statements :: 271

	Year Ended December 31, 2023				Year Ended December 31, 2022
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
ProFund VP Bull	$—	$8,734,170	$—	$8,734,170	$4,194,088	$1,291,627	$—	$5,485,715
ProFund VP Communication Services	58,848	—	—	58,848	103,492	—	—	103,492
ProFund VP Consumer Discretionary	—	1,013,997	—	1,013,997	60,825	139,786	—	200,611
ProFund VP Consumer Staples	343,272	1,462,883	—	1,806,155	488,033	48,178	—	536,211
ProFund VP Dow 30	129	—	—	129	44,674	—	—	44,674
ProFund VP Emerging Markets	422,942	—	—	422,942	110,840	—	—	110,840
ProFund VP Energy	1,187,917	—	—	1,187,917	658,231	—	—	658,231
ProFund VP Europe 30	314,873	—	—	314,873	816,976	138,048	—	955,024
ProFund VP Financials	118,059	1,067,782	—	1,185,841	265,645	116,404	—	382,049
ProFund VP Government Money Market	1,426,790	—	—	1,426,790	375,075	—	—	375,075
ProFund VP Health Care	—	4,450,779	—	4,450,779	364,507	2,227,197	—	2,591,704
ProFund VP Industrials	—	1,349,793	—	1,349,793	74,737	115,158	—	189,895
ProFund VP International	—	—	—	—	461,505	—	—	461,505
ProFund VP Internet	—	1,717,154	—	1,717,154	—	3,971,476	—	3,971,476
ProFund VP Japan	—	—	—	—	60,553	296,292	—	356,845
ProFund VP Large-Cap Growth	—	3,728,772	—	3,728,772	120,408	3,618,565	—	3,738,973
ProFund VP Large-Cap Value	87,129	1,233,407	—	1,320,536	72,492	201,284	—	273,776
ProFund VP Materials	72,950	—	—	72,950	138,448	53,432	—	191,880
ProFund VP Mid-Cap	—	—	—	—	2,138,942	292,514	—	2,431,456
ProFund VP Mid-Cap Growth	—	81,372	—	81,372	455,295	2,534,042	—	2,989,337
ProFund VP Mid-Cap Value	33,606	695,642	—	729,248	700,703	1,426,381	—	2,127,084
ProFund VP Nasdaq-100	—	620,919	—	620,919	9,788,260	10,171,071	—	19,959,331
ProFund VP Pharmaceuticals	61,386	228,205	—	289,591	181,043	670,360	—	851,403
ProFund VP Real Estate	65,712	1,191,790	—	1,257,502	440,861	162,329	—	603,190
ProFund VP Rising Rates Opportunity	16,031	—	—	16,031	—	—	—	—
ProFund VP Semiconductor	—	397,743	—	397,743	671,419	26,089	—	697,508
ProFund VP Short Emerging Markets	4,519	—	—	4,519	13,998	—	—	13,998
ProFund VP Short International	13,615	—	—	13,615	—	—	—	—
ProFund VP Short Mid-Cap	1,059	—	—	1,059	—	—	—	—
ProFund VP Short Nasdaq-100	3,135	5,864	—	8,999	—	—	—	—
ProFund VP Short Small-Cap	131,293	11,997	—	143,290	—	—	—	—
ProFund VP Small-Cap	—	—	—	—	1,044,374	490,095	—	1,534,469
ProFund VP Small-Cap Growth	—	435,031	—	435,031	552,099	1,989,453	—	2,541,552
ProFund VP Small-Cap Value	3,178	789,010	—	792,188	1,850,348	1,973,977	—	3,824,325
ProFund VP Technology	—	5,510,738	—	5,510,738	1,317,218	5,172,582	—	6,489,800
ProFund VP UltraBull	—	—	—	—	2,078,580	948,359	—	3,026,939
ProFund VP UltraMid-Cap	—	—	—	—	3,468,388	589,136	—	4,057,524
ProFund VP UltraNasdaq-100	—	—	—	—	72,449,015	1,258,151	—	73,707,166
ProFund VP UltraShort Dow 30	6	—	—	6	—	—	—	—
ProFund VP UltraSmall-Cap	—	—	—	—	2,923,886	639,688	—	3,563,574
ProFund VP U.S. Government Plus	362,281	—	249	362,530	—	—	—	—
ProFund VP Utilities	406,380	—	—	406,380	391,040	426,398	—	817,438

As of the latest tax year ended December 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
ProFund Access VP High Yield	$612,963	$—	$—	$(5,018,349)	$127,414	$(4,277,972)
ProFund VP Asia 30	117,552	—	—	(592,481)	(104,817)	(579,746)
ProFund VP Banks	86,224	—	—	(5,580,049)	866,691	(4,627,134)
ProFund VP Bear	131,745	—	—	(23,635,435)	6,851	(23,496,839)
ProFund VP Biotechnology	—	16,706,392	—	—	8,844,701	25,551,093
ProFund VP Bull	3,046,029	304,498	—	—	26,118,021	29,468,548

272 :: Notes to Financial Statements :: June 30, 2024 (unaudited)

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
ProFund VP Communication Services	$—	$—	$—	$(870,404)	$1,729,212	$858,808
ProFund VP Consumer Discretionary	48,875	2,448,847	—	—	7,970,416	10,468,138
ProFund VP Consumer Staples	214,461	3,296,352	—	—	4,167,080	7,677,893
ProFund VP Dow 30	10,184	—	—	(1,646,322)	180	(1,635,958)
ProFund VP Emerging Markets	334,637	—	—	(8,537,805)	6,104,694	(2,098,474)
ProFund VP Energy	919,340	2,002,124	—	—	23,147,772	26,069,236
ProFund VP Europe 30	276,152	495,778	—	—	1,109,401	1,881,331
ProFund VP Falling U.S. Dollar	29,158	—	—	(395,705)	—	(366,547)
ProFund VP Financials	319,014	2,603,640	—	—	13,522,371	16,445,025
ProFund VP Government Money Market	—	—	—	(39,366)	—	(39,366)
ProFund VP Health Care	23,646	1,709,557	—	—	28,372,366	30,105,569
ProFund VP Industrials	117,573	2,108,331	—	—	7,380,699	9,606,603
ProFund VP International	371,382	—	—	(1,917,655)	(34,369)	(1,580,642)
ProFund VP Internet	257,577	—	—	—	4,563,077	4,820,654
ProFund VP Japan	1,012,848	1,018,380	—	—	(794)	2,030,434
ProFund VP Large-Cap Growth	294,317	236,429	—	—	10,721,831	11,252,577
ProFund VP Large-Cap Value	1,512,254	404,250	—	—	2,524,827	4,441,331
ProFund VP Materials	62,256	11,137	—	—	7,111,000	7,184,393
ProFund VP Mid-Cap	316,090	—	—	(1,747,147)	(85,723)	(1,516,780)
ProFund VP Mid-Cap Growth	21,136	575,482	—	—	3,050,618	3,647,236
ProFund VP Mid-Cap Value	410,021	92,955	—	—	1,012,772	1,515,748
ProFund VP Nasdaq-100	11,487,728	8,419,597	—	—	62,828,608	82,735,933
ProFund VP Pharmaceuticals	—	1,036,922	—	—	1,353,056	2,389,978
ProFund VP Precious Metals	809,641	—	—	(65,254,634)	(427,991)	(64,872,984)
ProFund VP Real Estate	89,738	144,890	—	—	3,039,264	3,273,892
ProFund VP Rising Rates Opportunity	1,635,069	16,086	—	(27,316,320)	(90,565)	(25,755,730)
ProFund VP Semiconductor	5,756,750	1,524	—	—	19,144,530	24,902,804
ProFund VP Short Dow 30	200	—	—	(119,763)	(4)	(119,567)
ProFund VP Short Emerging Markets	29,923	—	—	(2,788,848)	(1,279)	(2,760,204)
ProFund VP Short International	29,900	—	—	(2,659,203)	1,618	(2,627,685)
ProFund VP Short Mid-Cap	7,165	—	—	(2,609,427)	652	(2,601,610)
ProFund VP Short Nasdaq-100	205,004	—	—	(18,277,553)	21,253	(18,051,296)
ProFund VP Short Small-Cap	109,373	—	—	(6,403,485)	42,131	(6,251,981)
ProFund VP Small-Cap	106,123	—	—	(128,360)	1,647,161	1,624,924
ProFund VP Small-Cap Growth	47,305	708,603	—	—	3,947,955	4,703,863
ProFund VP Small-Cap Value	159,421	—	—	—	406,885	566,306
ProFund VP Technology	224,890	4,080,560	—	—	32,344,795	36,650,245
ProFund VP UltraBull	123,404	—	—	(14,479,872)	7,252,470	(7,103,998)
ProFund VP UltraMid-Cap	70,221	—	—	(1,239,405)	2,312,400	1,143,216
ProFund VP UltraNasdaq-100	662,573	—	—	(22,172,081)	69,258,704	47,749,196
ProFund VP UltraShort Dow 30	108	—	—	(969,507)	(4)	(969,403)
ProFund VP UltraShort Nasdaq-100	71,933	—	—	(8,848,614)	5,972	(8,770,709)
ProFund VP UltraSmall-Cap	112,671	—	—	(7,269,435)	2,075,577	(5,081,187)
ProFund VP U.S. Government Plus	—	—	—	(8,823,403)	410,145	(8,413,258)
ProFund VP Utilities	470,058	—	—	(93,795)	12,276,386	12,652,649

As of the latest tax year ended December 31, 2023, the following ProFunds VP have net capital loss carryforwards ("CLCFs") as summarized in the tables below.

Fund	No Expiration Date
ProFund Access VP High Yield	$5,018,349	*
ProFund VP Asia 30	592,481
ProFund VP Banks	5,580,049	*
ProFund VP Bear	23,635,435	*
ProFund VP Communication Services	870,404	*
ProFund VP Dow 30	1,646,322	*
ProFund VP Emerging Markets	8,537,805	*
ProFund VP Falling U.S. Dollar	395,705	*
ProFund VP Government Money Market	39,366
ProFund VP International	1,917,655	*
ProFund VP Mid-Cap	1,747,147	*

June 30, 2024 (unaudited) :: Notes to Financial Statements :: 273

Fund	No Expiration Date
ProFund VP Precious Metals	$65,254,634	*
ProFund VP Rising Rates Opportunity	27,316,320	*
ProFund VP Short Dow 30	119,763	*
ProFund VP Short Emerging Markets	2,788,848	*
ProFund VP Short International	2,659,203	*
ProFund VP Short Mid-Cap	2,609,427	*
ProFund VP Short Nasdaq-100	18,277,553	*
ProFund VP Short Small-Cap	6,403,485	*
ProFund VP Small-Cap	128,360
ProFund VP UltraBull	14,479,872	*
ProFund VP UltraMid-Cap	1,239,405
ProFund VP UltraNasdaq-100	22,172,081	*
ProFund VP UltraShort Dow 30	969,507	*
ProFund VP UltraShort Nasdaq-100	8,848,614	*
ProFund VP UltraSmall-Cap	7,269,435
ProFund VP U.S. Government Plus	8,823,403	*
ProFund VP Utilities	93,795

*  All or a portion are limited as a result of changes in the ProFund VP ownership during the year and in prior years.

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distribution paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax year. The Board does not intend to authorize a distribution of any realized gain for a ProFund VP until any applicable CLCF has been offset or expires.

As of December 31, 2023, the cost, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund Access VP High Yield	$15,894,904	$127,414	$—	$127,414
ProFund VP Asia 30	16,965,218	5,183,459	(5,288,276)	(104,817)
ProFund VP Banks	4,832,203	1,742,190	(875,499)	866,691
ProFund VP Bear	3,094,521	6,851	—	6,851
ProFund VP Biotechnology	38,601,424	13,337,969	(4,493,268)	8,844,701
ProFund VP Bull	28,319,959	29,375,703	(3,257,682)	26,118,021
ProFund VP Communication Services	6,761,415	1,964,599	(235,387)	1,729,212
ProFund VP Consumer Discretionary	15,770,852	8,728,723	(758,307)	7,970,416
ProFund VP Consumer Staples	6,534,223	4,775,830	(608,750)	4,167,080
ProFund VP Dow 30	327,000	180	—	180
ProFund VP Emerging Markets	15,273,795	9,050,696	(2,946,002)	6,104,694
ProFund VP Energy	21,302,148	28,210,550	(5,062,778)	23,147,772
ProFund VP Europe 30	17,463,275	5,206,622	(4,097,221)	1,109,401
ProFund VP Falling U.S. Dollar	1,152,386	—	—	—
ProFund VP Financials	13,386,664	19,014,907	(5,492,536)	13,522,371
ProFund VP Government Money Market	30,815,526	—	—	—
ProFund VP Health Care	8,716,063	29,829,552	(1,457,186)	28,372,366
ProFund VP Industrials	8,532,221	8,130,787	(750,088)	7,380,699
ProFund VP International	10,711,000	—	(34,369)	(34,369)
ProFund VP Internet	7,965,979	6,782,139	(2,219,062)	4,563,077
ProFund VP Japan	10,302,491	—	(794)	(794)
ProFund VP Large-Cap Growth	15,406,687	11,301,685	(579,854)	10,721,831
ProFund VP Large-Cap Value	17,796,680	4,816,118	(2,291,291)	2,524,827
ProFund VP Materials	7,551,534	8,590,123	(1,479,123)	7,111,000
ProFund VP Mid-Cap	10,458,150	—	(85,723)	(85,723)
ProFund VP Mid-Cap Growth	12,048,281	3,645,289	(594,671)	3,050,618
ProFund VP Mid-Cap Value	11,320,050	2,564,798	(1,552,026)	1,012,772
ProFund VP Nasdaq-100	83,493,208	64,697,640	(1,869,032)	62,828,608
ProFund VP Pharmaceuticals	9,227,255	3,311,143	(1,958,087)	1,353,056
ProFund VP Precious Metals	22,668,000	—	(427,991)	(427,991)
ProFund VP Real Estate	3,456,286	3,411,579	(372,315)	3,039,264
ProFund VP Rising Rates Opportunity	8,319,000	—	(90,565)	(90,565)
ProFund VP Semiconductor	22,297,452	21,229,847	(2,085,317)	19,144,530
ProFund VP Short Dow 30	6,000	—	(4)	(4)
ProFund VP Short Emerging Markets	515,000	—	(1,279)	(1,279)

274 :: Notes to Financial Statements :: June 30, 2024 (unaudited)

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Short International	$518,000	$1,618	$—	$1,618
ProFund VP Short Mid-Cap	68,000	652	—	652
ProFund VP Short Nasdaq-100	4,791,531	21,253	—	21,253
ProFund VP Short Small-Cap	2,249,181	42,131	—	42,131
ProFund VP Small-Cap	13,708,052	2,990,082	(1,342,921)	1,647,161
ProFund VP Small-Cap Growth	12,277,283	4,720,176	(772,221)	3,947,955
ProFund VP Small-Cap Value	19,557,435	2,981,871	(2,574,986)	406,885
ProFund VP Technology	24,809,935	33,517,099	(1,172,304)	32,344,795
ProFund VP UltraBull	11,453,511	7,816,946	(564,476)	7,252,470
ProFund VP UltraMid-Cap	8,570,305	2,897,170	(584,770)	2,312,400
ProFund VP UltraNasdaq-100	118,827,742	73,100,622	(3,841,918)	69,258,704
ProFund VP UltraShort Dow 30	2,000	—	(4)	(4)
ProFund VP UltraShort Nasdaq-100	595,000	5,972	—	5,972
ProFund VP UltraSmall-Cap	15,017,808	3,789,328	(1,713,751)	2,075,577
ProFund VP U.S. Government Plus	10,063,884	410,145	—	410,145
ProFund VP Utilities	13,671,795	14,492,466	(2,216,080)	12,276,386

8. Stock Splits and Reverse Share Splits

Effective March 13, 2023, the ProFund VP UltraShort Nasdaq-100 underwent a 1-for-5 reverse share split.

Effective December 14, 2020, the ProFund VP UltraNasdaq-100 underwent a 2-for-1 share split, the ProFund VP Short Small-Cap, the ProFund VP UltraBull, and the ProFund VP UltraShort Nasdaq-100 each underwent a 1-for-4 reverse share split and the ProFund VP UltraShort Dow 30 underwent a 1-for-5 reverse share split.

Effective November 18, 2019, the ProFund VP Internet underwent a 3-for-1 share split, the ProFund VP Short Dow 30, the ProFund VP Short International, and the ProFund VP Short Nasdaq-100 each underwent a 1-for-4 reverse share split, and the ProFund VP UltraShort Dow 30 underwent a 1-for-8 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFund VP by the respective split factor, with a corresponding decrease in net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds VP by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of these ProFunds VP or the value of a shareholder's investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits.

9. Shareholder Concentration

Ownership of more than 25% of the voting securities for a fund creates presumptions of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, the Advisor was deemed a significant shareholder of each of ProFund VP Dow 30, ProFund VP Short Dow 30, and ProFund VP UltraShort Dow 30 as the Advisor's ownership of total shares outstanding of each ProFund VP was 35%, 66%, and 95% respectively.

10. Subsequent Events

Effective on or about November 4, 2024, The Ultimus Group, LLC will replace Citi both as the Administrator and as fund accounting agent for the Trust.

The ProFunds VP have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds VP's financial statements.

Form N-CSR – Items 8-11

276 :: Form N-CSR – Items 8-11 :: June 30, 2024 (unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers, and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

P.O. Box 182800

Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' VP website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds VP files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

06/24

(b)	The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract, if approved by the Board of Directors in the most recent half-year, is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable – only for annual reports.
(a)(2)	Not applicable
(a)(3)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto
(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	September 4, 2024

By (Signature and Title)*	/s/ Denise Lewis
Denise Lewis, Treasurer and Principal Financial Officer

Date	August 29, 2024

* Print the name and title of each signing officer under his or her signature.